UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-833-7113

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

AZL® BlackRock Capital Appreciation Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

Approval of Amended Subadvisory Agreement Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,080.50	$5.21	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Information Technology	30.7%
Consumer Discretionary	24.1
Health Care	14.8
Industrials	13.5
Financials	6.1
Consumer Staples	5.9
Energy	4.5

Total Common Stock	99.6
Securities Held as Collateral for Securities on Loan	1.8
Unaffiliated Investment Company	1.0

Total Investment Securities	102.4
Net other assets (liabilities)	(2.4)

Net Assets	100.0%

1

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value

Common Stocks (99.6%):
Aerospace & Defense (4.3%):
68,888	Precision Castparts Corp.	$15,569,376
108,390	United Technologies Corp.	10,073,767

		25,643,143

Airlines (1.0%):
191,867	United Continental Holdings, Inc.*	6,003,518

Biotechnology (3.6%):
33,335	Alexion Pharmaceuticals, Inc.*	3,074,820
221,881	Gilead Sciences, Inc.*	11,362,526
107,634	United Therapeutics Corp.*	7,084,470

		21,521,816

Commercial Banks (0.8%):
125,574	U.S. Bancorp	4,539,500

Communications Equipment (2.1%):
508,354	Cisco Systems, Inc.	12,358,086

Consumer Finance (1.7%):
218,619	Discover Financial Services	10,415,009

Diversified Financial Services (2.0%):
68,227	CME Group, Inc.	5,183,887
111,467	Moody’s Corp.	6,791,685

		11,975,572

Electrical Equipment (3.3%):
200,373	Eaton Corp. plc	13,186,547
50,610	Roper Industries, Inc.	6,286,774

		19,473,321

Energy Equipment & Services (2.1%):
226,951	FMC Technologies, Inc.*	12,636,632

Food & Staples Retailing (1.6%):
169,577	CVS Caremark Corp.	9,696,413

Food Products (2.3%):
96,784	Mead Johnson Nutrition Co.	7,668,196
207,517	Mondelez International, Inc., Class A	5,920,460

		13,588,656

Health Care Equipment & Supplies (1.3%):
15,156	Intuitive Surgical, Inc.*	7,677,726

Health Care Providers & Services (1.6%):
198,062	Catamaran Corp.*	9,649,581

Hotels, Restaurants & Leisure (0.5%):
61,160	Las Vegas Sands Corp.	3,237,199

Industrial Conglomerates (1.2%):
110,533	Danaher Corp.	6,996,739

Insurance (1.6%):
212,317	American International Group, Inc.*	9,490,570

Internet & Catalog Retail (5.8%):
84,003	Amazon.com, Inc.*	23,326,793
189,827	Expedia, Inc.	11,418,094

		34,744,887

Internet Software & Services (12.7%):
347,331	eBay, Inc.*	17,963,959
36,654	Equinix, Inc.*	6,770,727
41,119	Google, Inc., Class A*	36,199,934

Shares		Fair Value

Common Stocks, continued
Internet Software & Services, continued
58,799	LinkedIn Corp., Class A*	$10,483,862
163,493	Yandex NV*	4,517,312

		75,935,794

IT Services (7.6%):
39,689	Alliance Data Systems Corp.*^	7,184,900
138,671	Gartner, Inc.*	7,902,860
14,844	MasterCard, Inc., Class A	8,527,878
119,917	Visa, Inc., Class A	21,914,832

		45,530,470

Media (13.1%):
300,902	Comcast Corp., Class A	12,601,776
190,980	Liberty Global plc, Class A*	14,147,798
4,185,568	Sirius XM Radio, Inc.	14,021,653
153,664	Time Warner, Inc.	8,884,852
229,195	Viacom, Inc., Class B	15,596,719
207,053	Walt Disney Co. (The)	13,075,397

		78,328,195

Oil, Gas & Consumable Fuels (2.4%):
56,695	Cabot Oil & Gas Corp.	4,026,479
36,491	EOG Resources, Inc.	4,805,135
122,768	Gulfport Energy Corp.*	5,778,690

		14,610,304

Personal Products (2.0%):
184,365	Estee Lauder Co., Inc. (The), Class A	12,125,686

Pharmaceuticals (8.3%):
428,137	Abbott Laboratories	14,933,419
333,377	Abbvie, Inc.	13,781,805
153,751	Allergan, Inc.	12,951,984
90,482	Valeant Pharmaceuticals International, Inc.*	7,788,691

		49,455,899

Professional Services (1.1%):
111,443	Verisk Analytics, Inc., Class A*	6,653,147

Road & Rail (2.0%):
77,359	Union Pacific Corp.	11,934,947

Software (5.9%):
133,530	Autodesk, Inc.*	4,532,008
97,361	Citrix Systems, Inc.*	5,873,789
445,554	Microsoft Corp.	15,384,980
210,336	Splunk, Inc.*	9,751,177
275	Verint Systems, Inc.*	9,754

		35,551,708

Specialty Retail (3.3%):
111,232	CarMax, Inc.*	5,134,469
187,503	Home Depot, Inc. (The)	14,525,859

		19,660,328

Textiles, Apparel & Luxury Goods (3.8%):
96,656	Nike, Inc., Class B	6,155,054
55,712	Ralph Lauren Corp.	9,679,403
112,454	Under Armour, Inc., Class A*^	6,714,628

		22,549,085

Continued

2

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value

Common Stocks, continued
Trading Companies & Distributors (0.6%):
76,932	United Rentals, Inc.*	$3,839,675

Total Common Stocks (Cost $519,163,008)		595,823,606

Securities Held as Collateral for Securities on Loan (1.8%):
$10,987,970	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	10,987,970

Total Securities Held as Collateral for Securities on Loan (Cost $10,987,970)		10,987,970

Unaffiliated Investment Company (1.0%):
5,925,572	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	5,925,572

Total Unaffiliated Investment Company (Cost $5,925,572)		5,925,572

Total Investment Securities (Cost $536,076,550)(c) — 102.4%		612,737,148
Net other assets (liabilities) — (2.4)%		(14,349,245)

Net Assets — 100.0%		$598,387,903

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $10,869,886.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL BlackRock Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$536,076,550

Investment securities, at value*	$612,737,148
Segregated cash for collateral	400,000
Interest and dividends receivable	331,001
Foreign currency, at value (cost $816)	774
Receivable for capital shares issued	156,475
Receivable for investments sold	6,150,052
Reclaims receivable	381
Prepaid expenses	3,770

Total Assets	619,779,601

Liabilities:
Payable for investments purchased	9,409,404
Payable for capital shares redeemed	453,138
Payable for collateral received on loaned securities	10,987,970
Manager fees payable	348,717
Administration fees payable	19,605
Distribution fees payable	124,541
Custodian fees payable	1,681
Administrative and compliance services fees payable	3,665
Trustee fees payable	12,522
Other accrued liabilities	30,455

Total Liabilities	21,391,698

Net Assets	$598,387,903

Net Assets Consist of:
Capital	$507,737,318
Accumulated net investment income/(loss)	2,592,658
Accumulated net realized gains/(losses) from investment transactions	11,397,384
Net unrealized appreciation/(depreciation) on investments	76,660,543

Net Assets	$598,387,903

Shares of beneficial interest (unlimited number of shares authorized, no par value)	38,754,175
Net Asset Value (offering and redemption price per share)	$15.44

*	Includes securities on loan of $10,869,886

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$2,162,392
Income from securities lending	83,889

Total Investment Income	2,246,281

Expenses:
Manager fees	2,367,673
Administration fees	95,011
Distribution fees	739,897
Custodian fees	13,223
Administrative and compliance services fees	6,761
Trustee fees	16,789
Professional fees	21,326
Shareholder reports	20,877
Other expenses	7,687

Total expenses before reductions	3,289,244
Less expenses voluntarily waived/reimbursed by the Manager	(295,957)
Less expenses paid indirectly	(21,675)

Net expenses	2,971,612

Net Investment Income/(Loss)	(725,331)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	81,969,063
Change in net unrealized appreciation/depreciation on investments	(36,238,229)

Net Realized/Unrealized Gains/(Losses) on Investments	45,730,834

Change in Net Assets Resulting From Operations	$45,005,503

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL BlackRock Capital Appreciation Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(725,331)	$3,318,025
Net realized gains/(losses) on investment transactions	81,969,063	13,671,717
Change in unrealized appreciation/depreciation on investments	(36,238,229)	49,401,218

Change in net assets resulting from operations	45,005,503	66,390,960

Dividends to Shareholders:
From net investment income	—	(227,841)

Change in net assets resulting from dividends to shareholders	—	(227,841)

Capital Transactions:
Proceeds from shares issued	19,104,338	70,471,104
Proceeds from dividends reinvested	—	227,841
Value of shares redeemed	(23,544,994)	(56,658,353)

Change in net assets resulting from capital transactions	(4,440,656)	14,040,592

Change in net assets	40,564,847	80,203,711
Net Assets:
Beginning of period	557,823,056	477,619,345

End of period	$598,387,903	$557,823,056

Accumulated net investment income/(loss)	$2,592,658	$3,317,989

Share Transactions:
Shares issued	1,263,156	5,093,938
Dividends reinvested	—	15,866
Shares redeemed	(1,542,024)	(4,072,115)

Change in shares	(278,868)	1,037,689

See accompanying notes to the financial statements.

5

AZL BlackRock Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$14.29		$12.57	$13.83	$11.73		$8.66		$13.61

Investment Activities:
Net Investment Income/(Loss)	(0.02)		0.09	0.01	(0.01)		0.01		0.01
Net Realized and Unrealized Gains/(Losses) on Investments	1.17		1.64	(1.27)	2.24		3.06		(4.96)

Total from Investment Activities	1.15		1.73	(1.26)	2.23		3.07		(4.95)

Dividends to Shareholders From:
Net Investment Income	—		(0.01)	—	(0.01)		—	(a)	—
Net Realized Gains	—		—	—	(0.12)		—		—
Return of Capital	—		—	—	—	(a)	—		—

Total Dividends	—		(0.01)	—	(0.13)		—	(a)	—

Net Asset Value, End of Period	$15.44		$14.29	$12.57	$13.83		$11.73		$8.66

Total Return(b)	8.05	%(c)	13.73%	(9.11)%	19.20%		35.46%		(36.37)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$598,388		$557,823	$477,619	$562,801		$489,930		$99,344
Net Investment Income/(Loss)(d)	(0.24)%		0.62%	0.05%	(0.06)%		0.11%		0.08%
Expenses Before Reductions(d)(e)	1.11%		1.11%	1.13%	1.13%		1.15%		1.20%
Expenses Net of Reductions(d)	1.00%		1.01%	1.02%	1.00%		1.07%		1.16%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.01%		1.01%	1.02%	1.00%		1.07%		1.19%
Portfolio Turnover Rate	109	%(c)	62%	81%	80	%(g)	80	%(h)	175%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 81%.

(h)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 102%.

See accompanying notes to the financial statements.

6

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Capital Appreciation Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $13 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $8,090 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Capital Management, Inc. (“BlackRock Capital”), BlackRock Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

8

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL BlackRock Capital Appreciation Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $4,004 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

9

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$595,823,606	$—	$—	$595,823,606
Securities Held as Collateral for Securities on Loan	—	10,987,970	—	10,987,970
Unaffiliated Investment Company	5,925,572	—	—	5,925,572

Total Investment Securities	$601,749,178	$10,987,970	$—	$612,737,148

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Capital Appreciation Fund	$648,851,364	$633,824,210

6. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $537,330,270. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$84,101,562
Unrealized depreciation	(8,694,684)

Net unrealized appreciation depreciation	$75,406,878

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

10

AZL BlackRock Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2015	Expires 12/31/2016
AZL BlackRock Capital Appreciation Fund	$5,459,839	$64,272,929

During the year ended December 31, 2012, the Fund utilized $10,126,102 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL BlackRock Capital Appreciation Fund	$227,841	$—	$227,841

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL BlackRock Capital Appreciation Fund	$3,317,990	$791,805	$(69,732,768)	$111,268,055	$45,645,082

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

7. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

Board Consideration and Approval of a Revision to the Amended and Restated Subadvisory Agreement with BlackRock Capital Management, Inc. (Unaudited)

At an in-person meeting held on February 20, 2013, the Board of Trustees (the “Board”) considered the recommendation of Allianz Investment Management LLC (the “Manager”) that the fee schedule in the Amended and Restated Subadvisory Agreement with BlackRock Capital Management, Inc. (“BlackRock”) be amended to revise the fee paid by the Manager to BlackRock for BlackRock’s services as subadviser to the AZL BlackRock Capital Appreciation Fund (the “Fund”). At the meeting, the Board reviewed materials furnished by the Manager pertaining to BlackRock, its management of the Fund, and the revised subadvisory fee schedule, and unanimously approved the revised fee schedule, which became effective as to the Fund March 1, 2013.

The Board considered several factors in its decision to approve the revised fee schedule. The Board noted that the existing BlackRock subadvisory fee schedule contained various breakpoints, and that the revised fee schedule changes the existing breakpoints and rates, and adds a breakpoint, as follows:

Prior Subadvisory Fee Schedule		Revised Subadvisory Fee Schedule
First $300 million	0.40%	First $150 million	0.37%
Next $700 million	0.35%	Next $200 million	0.34%
Over $1 billion	0.30%	Next $1.75 billion	0.29%
		Over $2.1 billion	0.20%

The Board noted that the revised fee schedule reduces the subadvisory fee paid by the Manager to BlackRock for its services to the Fund. The Board considered the fact that the revised fee schedule will not impact the advisory fee paid by the Fund. Because the fee paid by the Fund to the Manager under its Investment Management Agreement does not contain breakpoints and is not changing, the Manager will keep more of its management fees as a result of the reduced subadvisory fee schedule. The Board realized that the Fund will not benefit directly from the reduced subadvisory fee schedule.

The Board also considered that it re-approved both the Amended and Restated Subadvisory Agreement with BlackRock and the Investment Management Agreement with the Manager (collectively, the “Agreements”) at an in-person meeting on October 9, 2012. The Board further expects to consider again whether to re-approve the Agreements at an in-person meeting held prior to December 31, 2013.

The Board recalled that at its meeting on October 9, 2012, it received information from the Manager and BlackRock and considered various factors in re-approving the Agreements, among the most material of which were: the Fund’s investment objectives and long term performance; the Manager’s and BlackRock’s management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry. The Board also considered at that time the compensation and benefits received by the Manager and BlackRock, including fees received for services provided to the Fund by affiliated persons of the Manager and BlackRock and research services received by the Manager and BlackRock from brokers that execute Fund trades, as well as advisory fees.

The following information describes the Board’s deliberations regarding its re-approval of the Agreements at the meeting on October 9, 2012:

The Board is aware that various courts have interpreted provisions of the Investment Company Act of 1940 and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Agreements.

The Board considered and weighed these circumstances in light of its experience in governing the Fund and working with the Manager and BlackRock on matters relating to the Fund, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Fund, the Manager and BlackRock. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Agreements is informed by reports covering such matters as: the Manager’s and BlackRock’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by BlackRock), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Manager and BlackRock and their affiliates; compliance and audit reports concerning the Fund and the companies that service them; and relevant developments in the mutual fund industry and how the Fund and/or the Manager and BlackRock are responding to them.

The Board also receives financial information about the Manager and BlackRock, including reports on the compensation and benefits the Manager and BlackRock derive from their relationships with the Fund. These reports cover not only the fees under the Agreements, but also fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or “fall out” benefits the Manager or BlackRock may derive from its relationship with the Fund.

In connection with the in-person meeting on October 9, 2012, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Board reviewed the proposed approval/continuance of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreements, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

13

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and BlackRock. The Trustees noted that the Manager, subject to the control of the Board, administers the Fund’s business and other affairs. The Manager is responsible for monitoring BlackRock, which has day-to-day responsibility for the decisions made for the Fund’s investment portfolio. The Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board for selection as a subadviser. The Trustees noted that the Manager also provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others) and executive and other personnel as are necessary for the operation of the Fund. Except for the Fund’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Fund who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and BlackRock and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and BlackRock are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements.

The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Fund’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Agreements.

(2) The investment performance of the Fund, the Manager and BlackRock. In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of the Fund. This includes, for example, performance information on the Fund for the previous quarter, and previous one, three and five-year periods, and since inception. Such performance information includes information on absolute total return, performance versus BlackRock’s comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups. For example, in connection with the meeting held February 20, 2013, the Manager provided information regarding the total return of the Fund and a comparison with its benchmark for the five-year period ended December 31, 2012. At the Board of Trustees meeting held October 9, 2012, the Trustees determined that the overall investment performance of the Fund was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and BlackRock and their affiliates from their relationship with the Fund. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Fund is subject. The Manager has agreed to temporarily “cap” the Fund’s expenses at 1.20%, and information was provided to Trustees setting forth “contractual” advisory fees and “actual” fees after taking expense caps into account. Based upon the information provided, the “actual” advisory fees payable by the Fund overall are generally comparable to the average level of fees paid by Fund peer groups. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fees paid to the Manager by the Fund are not unreasonable.

The Manager also supplied information to the Board of Trustees pertaining to total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” the Fund’s expenses.

The Manager has committed to providing the Fund with a high quality of service and working to reduce Fund expenses over time, particularly as the Fund grows larger. The Trustees concluded therefore that the expense ratio of the Fund is not unreasonable.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2010 through June 30, 2012. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Fund before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to the Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Fund was not excessive.

The Manager, on behalf of the Board of Trustees, obtained information on the profitability of BlackRock in connection with its relationship with the Fund. The Manager assured the Board of Trustees that the Agreement with BlackRock was negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to subadvising the Fund was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Trustees noted that the Investment Management Agreement between the Manager and the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Agreement with BlackRock does contain such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Fund. However, they also recognized that there may not be a direct relationship between any economies of scale realized by the Fund and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the Fund.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2013, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Fund’s advisory fee rate schedules was acceptable under the circumstances.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 18

Statement of Operations Page 18

Statements of Changes in Net Assets Page 19

Financial Highlights Page 20

Notes to the Financial Statements Page 21

Other Information Page 33

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Global Allocation Fund

Consolidated Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL BlackRock Global Allocation Fund	$1,000.00	$1,040.60	$5.87	1.16%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL BlackRock Global Allocation Fund	$1,000.00	$1,019.04	$5.81	1.16%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Common Stock	55.9%
U.S. Treasury Obligation	26.0
Foreign Bond	8.3
Yankee Dollar	2.1
Convertible Bond	1.8
Exchange Traded Fund	1.5
Securities Held as Collateral for Securities on Loan	1.3
Corporate Bond	1.1
Preferred Stock	1.0
Other Investments	2.6

Total Investment Securities	101.6
Net other assets (liabilities)	(1.6)

Net Assets	100.0%

Investments	Percent of net assets
United States	61.4%
Japan	8.6
United Kingdom	4.9
Germany	3.2
Canada	2.5
France	1.9
Australia	1.9
Brazil	1.9
Switzerland	1.8
Netherlands	1.7
All other countries	10.2

Net Assets	100.0%

1

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (55.9%):
Aerospace & Defense (1.2%):
19,428	European Aeronautic Defence & Space Co. NV	$1,032,973
609	General Dynamics Corp.	47,703
542	L-3 Communications Holdings, Inc.	46,471
1,018	Northrop Grumman Corp.	84,290
3,899	Precision Castparts Corp.	881,213
963	Raytheon Co.	63,674
38,619	Safran SA	2,011,177
19,248	United Technologies Corp.	1,788,909

		5,956,410

Air Freight & Logistics (0.2%):
4,874	FedEx Corp.	480,479
7,674	United Parcel Service, Inc., Class B	663,647

		1,144,126

Airlines (0.2%):
11,700	Japan Airlines Co., Ltd.	601,794
19,136	United Continental Holdings, Inc.*	598,765

		1,200,559

Auto Components (0.9%):
8,200	Aisin Sieki Co., Ltd.	313,876
3,763	BorgWarner, Inc.*	324,182
25,800	Bridgestone Corp.	879,575
83,551	Cheng Shin Rubber Industry Co., Ltd.	262,616
4,491	Delphi Automotive plc	227,649
12,200	DENSO Corp.	572,305
11,600	Futaba Industrial Co., Ltd.*	52,882
8,011	Johnson Controls, Inc.	286,714
900	Lear Corp.	54,414
23,100	Toyota Industries Corp.	945,940
3,814	TRW Automotive Holdings Corp.*	253,402

		4,173,555

Automobiles (1.8%):
4,065	Bayerische Motoren Werke AG (BMW)	355,100
12,000	Daihatsu Motor Co., Ltd.	227,534
74,000	Dongfeng Motor Corp., H Shares	98,401
71,323	Ford Motor Co.	1,103,367
89,000	Fuji Heavy Industries, Ltd.	2,194,986
31,378	General Motors Co.*	1,045,201
25,900	Honda Motor Co., Ltd.	962,650
2,533	Hyundai Motor Co.	497,706
33,000	Mazda Motor Corp.*	130,152
45,900	Suzuki Motor Corp.	1,058,773
13,600	Toyota Motor Corp.	821,351
113,770	Yulon Motor Co., Ltd.	181,607

		8,676,828

Beverages (1.4%):
5,672	Anheuser-Busch InBev NV	503,137
46,158	Coca-Cola Co. (The)	1,851,396
2,147	Constellation Brands, Inc., Class A*	111,902
5,715	Diageo plc, ADR	656,939
3,334	Dr Pepper Snapple Group, Inc.	153,131
2,343	Fomento Economico Mexicano SAB de C.V., ADR	241,774

Shares		Fair Value
Common Stocks, continued
Beverages, continued
17,717	Kirin Holdings Co., Ltd.	$278,311
19,254	PepsiCo, Inc.	1,574,785
1,830	SABMiller plc	88,043
14,100	Suntory Beverage & Food, Ltd.*(b)	440,803

		5,900,221

Biotechnology (0.9%):
4,026	Alexion Pharmaceuticals, Inc.*	371,358
7,065	Amgen, Inc.	697,033
1,682	ARIAD Pharmaceuticals, Inc.*	29,418
2,902	Biogen Idec, Inc.*	624,510
7,239	Celgene Corp.*	846,311
5,177	Cubist Pharmaceuticals, Inc.*	250,049
17,487	Gilead Sciences, Inc.*	895,510
42,357	Mesoblast, Ltd.*^	203,483
2,858	Onyx Pharmaceuticals, Inc.*	248,132

		4,165,804

Building Products (0.3%):
13,141	Compagnie de Saint-Gobain SA*(a)	—
17,767	Compagnie de Saint-Gobain SA^	715,081
8,100	Daikin Industries, Ltd.	327,615
1,049,223	Yuanda China Holdings, Ltd.	96,456

		1,139,152

Capital Markets (1.0%):
651	Ameriprise Financial, Inc.	52,653
15,780	Bank of New York Mellon Corp. (The)	442,629
13,570	Credit Suisse Group AG, Registered Shares	359,872
22,421	Deutsche Bank AG, Registered Shares	937,843
5,553	Goldman Sachs Group, Inc. (The)	839,891
12,420	Morgan Stanley	303,421
5,578	Northern Trust Corp.	322,966
14,127	State Street Corp.	921,222
23,135	UBS AG, Registered Shares	393,129

		4,573,626

Chemicals (1.9%):
5,392	Agrium, Inc.	468,888
54,000	Asahi Kasei Corp.	357,286
2,958	BASF SE	264,159
345	CF Industries Holdings, Inc.	59,168
1,000	Cheil Industries, Inc.	78,110
295,460	China BlueChemical, Ltd., H shares	179,300
1,182	Eastman Chemical Co.	82,752
15,382	FMC Corp.	939,224
19,100	Hitachi Chemical Co., Ltd.	299,169
15,300	JSR Corp.	309,559
24,200	Kuraray Co., Ltd.	339,763
9,252	Lanxess AG	556,065
3,297	Linde AG	613,848
51,734	Mexichem SAB de C.V.	214,562
7,601	Monsanto Co.	750,979
5,500	Nitto Denko Corp.	353,919
9,690	Orica, Ltd.	182,106
18,450	Potash Corp. of Saskatchewan, Inc.	703,499
698	PPG Industries, Inc.	102,194

Continued

2

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,263	Praxair, Inc.	$260,607
152,600	PTT Global Chemical pcl	337,013
16,700	Shin-Etsu Chemical Co., Ltd.	1,108,317
3,573	Sociedad Quimica y Minera de Chile SA, ADR	144,349
2,701	Syngenta AG, Registered Shares	1,053,637
118,000	Ube Industries, Ltd.	218,982

		9,977,455

Commercial Banks (3.4%):
34,933	Banco Bilbao Vizcaya Argentaria SA	290,862
65,000	Banco Santander SA	411,464
6,871	Bank of Nova Scotia	367,403
14,744	BB&T Corp.	499,527
24,065	BNP Paribas SA	1,314,690
3,586	Commonwealth Bank of Australia	225,342
155,285	HSBC Holdings plc	1,608,972
302,116	Intesa Sanpaolo SpA	483,370
556,425	Lloyds Banking Group plc*	536,341
2,938	M&T Bank Corp.	328,322
134,200	Mitsubishi UFJ Financial Group, Inc.	832,942
4,880	National Australia Bank, Ltd.	131,429
61,000	Oversea-Chinese Banking Corp., Ltd.	479,100
160,707	Sberbank of Russia	458,116
4,822	Societe Generale*(a)	—
5,246	Societe Generale	178,610
32,500	Sumitomo Mitsui Financial Group, Inc.	1,491,518
15,756	Svenska Handelsbanken AB, A Shares	630,436
3,218	Toronto-Dominion Bank (The)^	258,536
25,808	U.S. Bancorp	932,959
95,829	UniCredit SpA	448,064
67,495	Wells Fargo & Co.	2,785,518

		14,693,521

Commercial Services & Supplies (0.1%):
5,648	Avery Dennison Corp.	241,508

Communications Equipment (0.6%):
24,666	Cisco Systems, Inc.	599,630
1,339	Motorola Solutions, Inc.	77,300
34,130	QUALCOMM, Inc.	2,084,661

		2,761,591

Computers & Peripherals (0.5%):
82	Apple, Inc.	32,479
63,223	EMC Corp.	1,493,327
36,757	Fusion-io, Inc.*^	523,420
1,048	Western Digital Corp.	65,070

		2,114,296

Construction & Engineering (0.4%):
26,000	JGC Corp.	936,168
7,324	KBR, Inc.	238,030
55,000	Okumura Corp.	210,789
70,000	Toda Corp.	194,528

		1,579,515

Consumer Finance (0.6%):
15,447	American Express Co.	1,154,817

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
11,134	Capital One Financial Corp.	$699,327
17,019	Discover Financial Services	810,785

		2,664,929

Containers & Packaging (0.1%):
9,490	Crown Holdings, Inc.*	390,324
10,640	Sealed Air Corp.	254,828

		645,152

Diversified Consumer Services (0.1%):
52,630	Anhanguera Educacional Participacoes SA	308,090

Diversified Financial Services (1.5%):
130,627	Bank of America Corp.	1,679,863
28,096	Citigroup, Inc.	1,347,765
4,567	Deutsche Boerse AG	300,619
400,000	General Electric Capital Corp., Series B	425,000
56,950	ING Groep NV*	520,335
52,568	JPMorgan Chase & Co.	2,775,065

		7,048,647

Diversified Metals & Mining (0.1%):
120,000	Jiangxi Copper Co., Ltd.	201,656

Diversified Telecommunication Services (1.9%):
5,245	AT&T, Inc.	185,673
10,659	BCE, Inc.	437,147
195,307	BT Group plc	913,819
40,503	Chunghwa Telecom Co., Ltd.	137,688
10,725	Chunghwa Telecom Co., Ltd., ADR	344,379
70,642	Deutsche Telekom AG, Registered Shares	823,850
13,247	France Telecom SA	124,735
8,283	KT Corp., ADR	128,552
7,700	Nippon Telegraph & Telephone Corp.	401,957
131,641	PT Telekomunikasi Indonesia Tbk	146,306
196,000	Singapore Telecommunications, Ltd.	580,622
704	Swisscom AG, Registered Shares	307,730
21,496	TDC A/S	173,928
32,883	Telecom Italia SpA	18,168
381,889	Telecom Italia SpA	265,216
13,133	Telefonica Brasil SA, ADR	299,695
35,454	Telefonica Deutschland Holding AG	256,597
33,818	Telefonica SA*	435,093
7,987	Telefonica SA, ADR*	102,313
155,500	Telekom Malaysia Berhad	265,887
7,985	TELUS Corp.	233,155
33,262	Verizon Communications, Inc.	1,674,409
15,743	Ziggo NV	628,406

		8,885,325

Electric Utilities (0.7%):
12,667	American Electric Power Co., Inc.	567,228
8,310	Duke Energy Corp.	560,925
119,173	Federal Hydrogenerating Co. (RusHydro), ADR*	172,747
15,643	NextEra Energy, Inc.	1,274,592
16,118	PPL Corp.	487,731
28,952	Scottish & Southern Energy plc	668,292

		3,731,515

Continued

3

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.4%):
6,161	Eaton Corp. plc	$405,455
11,029	Rockwell Automation, Inc.	916,951
23,400	Sumitomo Electric Industries, Ltd.	279,916

		1,602,322

Electronic Equipment, Instruments & Components (0.7%):
61,524	Corning, Inc.	875,487
102,000	Hitachi, Ltd.	655,351
28,000	HOYA Corp.	574,639
2,900	Kyocera Corp.	295,264
7,500	Murata Manufacturing Co., Ltd.	571,109
1,200	TE Connectivity, Ltd.	54,648

		3,026,498

Energy Equipment & Services (1.3%):
572	Diamond Offshore Drilling, Inc.	39,348
125	Dresser-Rand Group, Inc.*	7,498
17,896	Halliburton Co.	746,621
722	Helmerich & Payne, Inc.	45,089
21,628	National-Oilwell Varco, Inc.	1,490,169
23,235	Schlumberger, Ltd.	1,665,019
7,149	Technip-Coflexip SA	722,466
6,386	Tenaris SA, ADR	257,164

		4,973,374

Food & Staples Retailing (0.5%):
14,627	CVS Caremark Corp.	836,372
1,680	Kroger Co. (The)	58,027
21,542	Wal-Mart Stores, Inc.	1,604,664

		2,499,063

Food Products (1.6%):
47,409	Cosan, Ltd., A Shares	766,129
13,171	General Mills, Inc.	639,189
14,488	Hillshire Brands Co.	479,263
5,647	Kraft Foods Group, Inc., Class A	315,498
11,504	Mead Johnson Nutrition Co.	911,462
32,458	Mondelez International, Inc., Class A	926,026
20,875	Nestle SA, Registered Shares	1,365,721
32,994	SLC Agricola SA	284,390
14,223	Unilever NV	557,863
3,188	Unilever NV, NYS	125,320
3,524	Unilever plc, ADR	142,546
5,644	Unilever plc	229,173
1,275	WhiteWave Foods Co., Class A*	20,719

		6,763,299

Gas Utilities (0.2%):
164,000	Tokyo Gas Co., Ltd.	907,849

Health Care Equipment & Supplies (0.5%):
13,325	Abbott Laboratories	464,776
12,007	Covidien plc	754,520
456	Intuitive Surgical, Inc.*	231,000
11,646	Medtronic, Inc.	599,420
1,066	Stryker Corp.	68,949
4,600	Terumo Corp.	228,962

		2,347,627

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (2.8%):
16,630	Aetna, Inc.	$1,056,671
25,400	Al Noor Hospitals Group plc*	244,695
9,423	AmerisourceBergen Corp.	526,086
65,100	Bangkok Dusit Medical Services pcl, Class F	328,491
20,286	Cardinal Health, Inc.	957,499
3,725	DaVita, Inc.*	449,980
6,152	Express Scripts Holding Co.*	379,517
6,418	Fresenius SE & Co. KGaA	790,985
22,057	HCA Holdings, Inc.	795,375
9,762	HealthSouth Corp.*	281,146
12,329	Humana, Inc.	1,040,321
687,600	IHH Healthcare Berhad*	859,957
71,889	Life Healthcare Group Holdings Pte, Ltd.	274,726
6,935	McKesson, Inc.	794,058
41,124	NMC Health plc	168,988
70,000	Raffles Medical Group, Ltd.	173,071
3,400	Ship Healthcare Holdings, Inc.	125,159
100,397	Sinopharm Group Co., H Shares	251,642
8,494	Tenet Healthcare Corp.*	391,573
13,584	UnitedHealth Group, Inc.	889,480
19,413	Universal Health Services, Inc., Class B	1,299,895
5,070	WellPoint, Inc.	414,929

		12,494,244

Hotels, Restaurants & Leisure (0.4%):
7,259	Carnival Corp.	248,911
15,083	International Game Technology	252,037
12,780	McDonald’s Corp.	1,265,219
837	Wyndham Worldwide Corp.	47,902

		1,814,069

Household Durables (0.3%):
37,388	Cyrela Brazil Realty SA Empreendimentos e Participacoes	256,907
64,024	MRV Engenharia e Participacoes SA	188,829
22,224	PulteGroup, Inc.*	421,589
3,800	Rinnai Corp.	270,577

		1,137,902

Household Products (0.7%):
15,838	Colgate-Palmolive Co.	907,359
645	Energizer Holdings, Inc.	64,829
5,829	Kimberly-Clark Corp.	566,229
25,093	Procter & Gamble Co. (The)	1,931,910
3,200	Unicharm Corp.	181,055

		3,651,382

Independent Power Producers & Energy Traders (0.2%):
35,587	AES Corp. (The)	426,688
31,799	Calpine Corp.*	675,093

		1,101,781

Industrial Conglomerates (1.3%):
6,482	3M Co.	708,807
132,219	Beijing Enterprises Holdings, Ltd.	949,215
7,669	Danaher Corp.	485,448
114,896	General Electric Co.	2,664,438

Continued

4

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
68,000	Keppel Corp., Ltd.	$556,209
8,509	Siemens AG, Registered Shares	859,678

		6,223,795

Insurance (2.4%):
14,873	ACE, Ltd.	1,330,836
9,070	American International Group, Inc.*	405,429
20,013	Amlin plc	119,999
3,940	Arch Capital Group, Ltd.*	202,555
30,606	AXA SA^	601,293
1,300	Axis Capital Holdings, Ltd.	59,514
3,344	Berkshire Hathaway, Inc., Class B*	374,260
4,453	Chubb Corp. (The)	376,946
1,440	CNA Financial Corp.	46,973
8,985	Fidelity National Financial, Inc., Class A	213,933
2,821	Lincoln National Corp.	102,882
9,733	MetLife, Inc.	445,382
25,900	MS&AD Insurance Group Holdings, Inc.	658,833
1,506	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	276,510
2,560	Platinum Underwriters Holdings, Ltd.	146,483
18,237	Progressive Corp. (The)	463,585
5,331	Prudential Financial, Inc.	389,323
26,011	QBE Insurance Group, Ltd.	358,886
625	Reinsurance Group of America, Inc.	43,194
3,207	RenaissanceRe Holdings, Ltd.	278,336
25,500	Sony Financial Holdings, Inc.	403,011
10,700	T&D Holdings, Inc.	143,965
68,500	Tokio Marine Holdings, Inc.	2,172,873
748	Torchmark Corp.^	48,725
7,794	Travelers Cos., Inc. (The)	622,896
1,879	UnumProvident Corp.	55,186
26,289	XL Group plc	797,083
1,225	Zurich Insurance Group AG	317,553

		11,456,444

Internet & Catalog Retail (0.3%):
2,430	Amazon.com, Inc.*	674,787
1,328	Expedia, Inc.	79,879
54,500	Rakuten, Inc.	644,784

		1,399,450

Internet Software & Services (1.0%):
4,973	Baidu, Inc., Sponsored ADR*	470,098
10,142	Facebook, Inc., Class A*	252,130
3,422	Google, Inc., Class A*	3,012,626
20,670	Project Eagle Shell*(b)(c)	378,261
240	Project Eagle Shell, Class A*(b)(c)	4,392
18,506	Project Eagle Shell, Series D*(b)(c)	338,660

		4,456,167

IT Services (1.3%):
700	Accenture plc, Class A	50,372
604	Alliance Data Systems Corp.*^	109,342
1,684	Amdocs, Ltd.	62,460
18,396	Cielo SA	461,013
1,951	Computer Sciences Corp.	85,395

Shares		Fair Value
Common Stocks, continued
IT Services, continued
2,041	Fidelity National Information Services, Inc.	$87,436
4,040	MasterCard, Inc., Class A	2,320,980
15,783	Visa, Inc., Class A	2,884,344

		6,061,342

Leisure Equipment & Products (0.1%):
12,955	Mattel, Inc.	586,991

Life Sciences Tools & Services (0.6%):
16,749	Agilent Technologies, Inc.	716,187
3,745	Life Technologies Corp.*	277,167
1,438	Mettler-Toledo International, Inc.*	289,326
9,493	PerkinElmer, Inc.	308,523
7,437	Thermo Fisher Scientific, Inc.	629,393
5,195	Waters Corp.*	519,760

		2,740,356

Machinery (1.0%):
1,049	CNH Global NV, NYS	43,701
2,842	Cummins, Inc.	308,243
1,500	Fanuc, Ltd.	217,555
131,313	Fiat Industrial SpA	1,462,617
77,090	Haitian International Holdings, Ltd.	111,937
109,000	IHI Corp.	413,378
47,103	Invensys plc	296,348
69,000	Kubota Corp.	1,001,926
7,820	PACCAR, Inc.	419,621
482	Parker Hannifin Corp.	45,983

		4,321,309

Media (1.4%):
5,825	Charter Communications, Inc., Class A*	721,426
55,219	Comcast Corp., Class A	2,312,572
2,150	DISH Network Corp., Class A	91,418
5,218	Eutelsat Communications SA	147,670
6,960	Kabel Deutschland Holding AG	764,151
5,529	Liberty Media Corp.*	700,856
14,703	Manchester United plc, Class A*^	234,072
93,664	Mediaset*	352,916
11,688	Pearson plc	207,495
4,878	RTL Group	401,152
24,865	Shaw Communications, Inc., Class B^	596,911
27,000	Singapore Press Holdings, Ltd.^	88,659
4,040	Time Warner Cable, Inc.	454,419
38,567	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	185,585

		7,259,302

Metals & Mining (1.6%):
36,263	Antofagasta plc	440,165
50,597	BHP Billiton plc	1,299,347
14,868	Boliden AB	184,217
9,076	Detour Gold Corp.*	71,216
37,147	Eldorado Gold Corp.	230,005
28,659	First Quantum Minerals, Ltd.	425,224
28,393	Freeport-McMoRan Copper & Gold, Inc.	783,931
28,836	Glencore International plc	119,937
47,163	Goldcorp, Inc.	1,166,342

Continued

5

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
40,696	Kinross Gold Corp.	$208,628
6,766	Kinross Gold Corp.	34,507
18,491	Newcrest Mining, Ltd.	166,032
19,116	Newmont Mining Corp.	572,524
38,556	Osisko Mining Corp.*	127,615
69,095	Polyus Gold International, Ltd.	211,639
21,944	Rio Tinto plc	899,264
18,280	Silver Wheaton Corp.	359,568
7,229	Southern Copper Corp.	199,665
9,412	Teck Resources, Ltd., Class B	201,134

		7,700,960

Multiline Retail (0.1%):
922	Macy’s, Inc.	44,256
5,100	Ryohin Keikaku Co., Ltd.	418,689

		462,945

Multi-Utilities (0.6%):
4,035	CenterPoint Energy, Inc.	94,782
14,155	CMS Energy Corp.	384,591
15,245	Dominion Resources, Inc.	866,221
75,399	National Grid plc	852,737
3,533	Sempra Energy	288,858

		2,487,189

Office Electronics (0.1%):
16,290	Canon, Inc.	535,132

Oil, Gas & Consumable Fuels (4.3%):
17,018	Anadarko Petroleum Corp.	1,462,357
4,840	Apache Corp.	405,737
60,433	Athabasca Oil Corp.*	374,186
70,609	BG Group plc	1,204,889
12,335	BP plc, ADR	514,863
44,727	BP plc	310,229
17,816	Canadian Natural Resources, Ltd.	503,480
12,209	Chevron Corp.	1,444,813
12,417	Cobalt International Energy, Inc.*	329,920
9,004	Devon Energy Corp.	467,128
47,697	Eni SpA	979,809
4,091	EOG Resources, Inc.	538,703
25,454	Genel Energy plc*	354,908
133	INPEX Corp.	556,128
26,932	KazMunaiGas Exploration Production JSC, Registered Shares, GDR	406,744
58,811	Marathon Oil Corp.	2,033,684
26,744	Marathon Petroleum Corp.	1,900,429
893	Murphy Oil Corp.	54,375
14,331	Occidental Petroleum Corp.	1,278,755
14,357	Phillips 66	845,771
18,760	QEP Resources, Inc.	521,153
8,383	SM Energy Co.	502,812
47,324	Suncor Energy, Inc.	1,395,324
1,282	Suncor Energy, Inc.	37,806
15,686	Total SA^	764,835
17,259	Total SA, Sponsored ADR	840,513

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,384	Valero Energy Corp.	$82,892
11,487	Whiting Petroleum Corp.*	529,436

		20,641,679

Paper & Forest Products (0.0%):
2,097	International Paper Co.	92,918

Personal Products (0.2%):
49,468	Hypermarcas SA	321,952
7,000	Kao Corp.	238,268

		560,220

Pharmaceuticals (3.1%):
16,755	Abbvie, Inc.	692,652
5,515	Allergan, Inc.	464,584
10,200	Astellas Pharma, Inc.	555,575
19,976	AstraZeneca plc	944,791
19,193	Bristol-Myers Squibb Co.	857,735
941	GlaxoSmithKline plc, Sponsored ADR	47,022
27,199	GlaxoSmithKline plc	680,323
150,000	Hypermarcas SA(e)^	150,750
21,342	Johnson & Johnson Co.	1,832,424
22,000	Kyowa Hakko Kogyo Co., Ltd.	248,957
13,898	Novartis AG, Registered Shares	985,204
3,170	Perrigo Co.	383,570
105,560	Pfizer, Inc.	2,956,736
10,132	Roche Holding AG	2,511,216
891	Sanofi-Aventis SA, ADR	45,895
8,438	Sanofi-Aventis SA	869,501
21,139	Shire plc	670,484
136,000	Sino Biopharmaceutical, Ltd.	87,672
2,121	Valeant Pharmaceuticals International, Inc.*	182,576

		15,167,667

Professional Services (0.0%):
29,049	Qualicorp SA*	221,220

Real Estate Investment Trusts (REITs) (0.9%):
16,843	American Capital Agency Corp.	387,221
9,576	American Tower Corp.	700,676
11,889	Equity Residential Property Trust	690,275
56,096	Fibra Uno Amdinistracion SA	188,400
6,063	Health Care REIT, Inc., Series I	369,274
11,800	Keppel REIT	12,058
103,465	Link REIT (The)	505,109
3,186	Simon Property Group, Inc.	503,133
146,500	TF Administradora Industrial S de RL de C.V.	305,436
1,047	Unibail-Rodamco SE	242,743

		3,904,325

Real Estate Management & Development (0.6%):
16,739	BR Malls Participacoes SA	149,683
12,971	Brookfield Asset Management, Inc., Class A	467,215
167,000	CapitaLand, Ltd.	403,518
2,600	Daito Trust Construction Co., Ltd.	245,180
59,321	St. Joe Co. (The)*^	1,248,707

		2,514,303

Continued

6

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (0.8%):
72,366	Asciano, Ltd.	$330,320
4,595	Canadian National Railway Co.	446,956
1,876	Canadian Pacific Railway, Ltd.^	227,709
13,000	East Japan Railway Co.	1,010,896
9,971	Union Pacific Corp.	1,538,326
4,900	West Japan Railway Co.	207,466

		3,761,673

Semiconductors & Semiconductor Equipment (0.8%):
51,103	Freescale Semiconductor, Ltd.*^	692,446
824	KLA-Tencor Corp.	45,922
7,800	ROHM Co., Ltd.	314,689
2,092	Samsung Electronics Co., Ltd.	2,455,662

		3,508,719

Software (1.8%):
37,758	Activision Blizzard, Inc.	538,429
2,321	Adobe Systems, Inc.*	105,745
1,620	CA, Inc.	46,381
818	Check Point Software Technologies, Ltd.*	40,638
6,849	Citrix Systems, Inc.*	413,200
44,513	Electronic Arts, Inc.*	1,022,464
635	Intuit, Inc.	38,754
63,177	Microsoft Corp.	2,181,502
3,600	Nintendo Co., Ltd.	424,809
77,862	Oracle Corp.	2,391,921
4,548	Red Hat, Inc.*	217,485
1,820	Symantec Corp.	40,895
23,375	TIBCO Software, Inc.*	500,225
7,116	VMware, Inc., Class A*	476,701

		8,439,149

Specialty Retail (0.4%):
4,100	Nitori Co., Ltd.	331,014
660	Ross Stores, Inc.	42,775
6,110	Tiffany & Co.	445,052
3,942	Williams-Sonoma, Inc.	220,318
9,840	Yamada Denki Co., Ltd.	399,447
152,260	Zhongsheng Group Holdings, Ltd.	167,379

		1,605,985

Textiles, Apparel & Luxury Goods (0.2%):
9,647	Coach, Inc.	550,747
2,465	LVMH Moet Hennessy Louis Vuitton SA	396,911

		947,658

Tobacco (0.0%):
868	Philip Morris International, Inc.	75,186

Trading Companies & Distributors (0.5%):
39,600	Mitsubishi Corp.	678,575
117,900	Mitsui & Co., Ltd.	1,481,642
17,900	Sumitomo Corp.	223,323

		2,383,540

Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd.*(b)(c)	372,383
25,098	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR^	157,524

		529,907

Shares		Fair Value
Common Stocks, continued
Water Utilities (0.1%):
11,605	American Water Works Co., Inc.	$478,474

Wireless Telecommunication Services (0.9%):
269,500	Axiata Group Berhad	560,830
5,759	Crown Castle International Corp.*	416,893
104,029	Far EasTone Telecommunications Co., Ltd.	279,039
10,500	KDDI Corp.	546,438
7,161	Leap Wireless International, Inc.*^	48,194
6,699	MTN Group, Ltd.	124,387
117	NTT DoCoMo, Inc.	181,837
2,993	Philippine Long Distance Telephone Co., ADR	203,105
8,312	Rogers Communications, Inc., Class B	325,830
2,400	SoftBank Corp.	140,161
46,038	Sprint Nextel Corp.*	323,187
21,452	Vodafone Group plc, ADR	616,531
141,029	Vodafone Group plc	404,648

		4,171,080

Total Common Stocks (Cost $233,838,105)		258,797,976

Preferred Stocks (1.0%):
Automobiles (0.2%):
5,645	Volkswagen AG, Preferred Shares	1,139,523

Commercial Banks (0.7%):
16,082	Citigroup Capital XIII, Preferred Shares	447,884
23,200	GMAC Capital Trust I, Series 2, Preferred Shares	604,360
9,733	HSBC Holdings plc, Series 2, Preferred Shares	263,764
25,253	Itau Unibanco Holding SA, Preferred Shares	326,218
9,440	RBS Capital Funding Trust VII, Series G, Preferred Shares^	200,883
2,900	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR	64,699
4,850	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR	102,966
9,469	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR	226,877
4,409	U.S. Bancorp, Series G, Preferred Shares	120,851
8,909	U.S. Bancorp, Series F, Preferred Shares	250,343
311,000	USB Capital IX, Preferred Shares	270,570

		2,879,415

Diversified Financial Services (0.0%):
31,451	Fannie Mae, Series S, Preferred Shares	143,102

Food & Staples Retailing (0.1%):
9,640	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares	432,136

Total Preferred Stocks (Cost $4,334,888)		4,594,176

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.*(e)	12,173

Total Warrant (Cost $—)		12,173

Convertible Preferred Stocks (0.5%):
Aerospace & Defense (0.0%):
3,087	United Technologies Corp., 0.51%	183,244

Airlines (0.0%):
650	Continental Airlines Finance Trust II, 3.41%	28,620

Continued

7

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Convertible Preferred Stocks, continued
Automobiles (0.1%):
9,027	General Motors Co., Series B, 0.39%^	$434,740

Commercial Banks (0.1%):
207	Wells Fargo & Co., Series L, Class A, 0.03%	246,330

Electric Utilities (0.3%):
7,284	NextEra Energy, Inc., 0.40%	410,818
4,820	PPL Corp., 0.72%	253,291
5,600	PPL Corp., 0.65%	302,512

		966,621

Health Care Providers & Services (0.0%):
3,038	Omnicare Capital Trust II, Series B	178,388

Metals & Mining (0.0%):
7,824	Cliffs Natural Resources, Inc., Series A, 1.58%^	138,798

Total Convertible Preferred Stocks (Cost $2,045,247)		2,176,741

Private Placements (0.8%):
Automobiles (0.1%):
200,000	Volkswagen International Finance NV(e)	267,012

Commercial Banks (0.2%):
150,000	Banco Santander SA(e)	140,625
265,000	CIT Group, Inc.(e)	269,306
400,000	Sberbank of Russia/SB Capital SA(e)	375,000
200,000	Vnesheconombank(e)	206,000

		990,931

Diversified Financial Services (0.1%):
449,000	Daimler Finance NA LLC(e)	450,422
78,000	Hyundai Capital America, Inc.(e)	77,748
124,000	Hyundai Capital America, Inc.(e)	119,881
426,443	Project Driving Equity Commitment(b)	—

		648,051

Media (0.0%):
200,000	NBCUniversal Enterprise, Inc.(e)	200,000

Oil, Gas & Consumable Fuels (0.1%):
250,800	Odebrecht Drilling VIII/IX(e)	253,308

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd.(c)	403,750

Pharmaceuticals (0.1%):
385,000	Valeant Pharmaceuticals International(b)	379,225

Software (0.1%):
562,000	Salesforce.com, Inc.(e)	534,954

Tobacco (0.0%):
225,000	B.A.T. International Finance plc(e)	225,668

Total Private Placements (Cost $3,995,684)		3,902,899

Convertible Bonds (1.8%):
Automobiles (0.1%):
$300,000	Volkswagen International Finance NV, 5.50%, 11/9/15(e)	400,518

Biotechnology (0.2%):
134,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	234,751
454,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	1,027,458

		1,262,209

Shares or Principal Amount		Fair Value
Convertible Bonds, continued
Diversified Financial Services (0.2%):
$2,000,000	Wharf Finance (2014), Ltd., 2.30%, 6/7/14	$262,707
34,000,000	Zeus (Cayman), 0.66%, 8/19/13(c)	334,308
20,000,000	Zeus Cayman II, Series REGS, 1.02%, 8/18/16(c)	267,346

		864,361

Electrical Equipment (0.0%):
143,000	Suzlon Energy, Ltd., 30.94%, 7/25/14	92,950

Food & Staples Retailing (0.1%):
400,000	Olam International, Ltd., 6.00%, 10/15/16	377,700

Food Products (0.1%):
400,000	REI Agro, Ltd., Series REGS, 5.50%, 11/13/14(c)	282,140

Health Care Equipment & Supplies (0.1%):
428,000	Hologic, Inc., Series 2010, 2.00%, 12/15/37(d)	476,953

Health Care Providers & Services (0.0%):
40,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18^	47,100

Oil, Gas & Consumable Fuels (0.2%):
390,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	413,644
134,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	142,124
300,000	Essar Energy plc, 4.25%, 2/1/16(e)	246,000

		801,768

Pharmaceuticals (0.2%):
25,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	43,797
337,000	Mylan, Inc., 3.75%, 9/15/15	798,690

		842,487

Real Estate Management & Development (0.5%):
500,000	CapitaLand, Ltd., 2.10%, 11/15/16	392,629
500,000	CapitaLand, Ltd., 3.13%, 3/5/18	421,237
1,000,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22(e)	775,393
203,000	Forest City Enterprises, Inc., 4.25%, 8/15/18	227,233
75,000	Forest City Enterprises, Inc., 4.25%, 8/15/18	83,953
400,000	Pyrus, Ltd., Series REGS, 7.50%, 12/20/15(e)	503,200

		2,403,645

Software (0.1%):
80,000	Take-Two Interactive Software, Inc., 4.38%, 6/1/14	113,150
265,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	291,003
137,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16^	150,443

		554,596

Total Convertible Bonds (Cost $7,992,897)		8,406,427

Floating Rate Loans (0.4%):
Insurance (0.1%):
571,000	Delta Debtco, Ltd., 0.09%, 10/30/19(c)(d)	598,836

Media (0.1%):
396,008	Univision Communications, Inc. , 3/1/20(d)	391,553

Continued

8

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Floating Rate Loans, continued
Metals & Mining (0.1%):
$104,000	Constellium Holdco BV , 2/25/20(d)	$105,690
104,000	Constellium Holdco BV , 2/25/20(d)	136,710
106,664	Essar Steel Algoma, Inc., 8.75%, 9/18/14(d)	108,198

		350,598

Oil, Gas & Consumable Fuels (0.0%):
242,893	Quintero SA, 1.46%, 6/20/23(d)	214,717

Wireless Telecommunication Services (0.1%):
255,000	Cricket Communications, Inc. , 2/26/20(d)	252,529

Total Floating Rate Loans (Cost $1,759,971)		1,808,233

Collateralized Mortgage Obligations (0.1%):
375,362	Banc of America Large Loan, Inc., Class HLTN, Series 2010, 2.49%, 11/15/13(d)(e)	375,653

Total Collateralized Mortgage Obligations (Cost $370,328)		375,653

Corporate Bonds (1.1%):
Beverages (0.0%):
163,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17	160,425

Capital Markets (0.1%):
208,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	200,272
252,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	284,654
168,000	Morgan Stanley, Series G, 7.30%, 5/13/19	195,151

		680,077

Commercial Banks (0.3%):
168,000	Ally Financial, Inc., 4.50%, 2/11/14	169,428
210,000	HSBC USA, Inc., 1.63%, 1/16/18	204,879
448,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/31/49, Callable 5/1/23 @ 100(d)	426,720

		801,027

Communications Equipment (0.0%):
60,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	63,750

Computers & Peripherals (0.1%):
603,000	Apple, Inc., 1.00%, 5/3/18	579,060

Construction Materials (0.0%):
75,000	Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44(e)	79,125
134,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 104.63	144,385

		223,510

Diversified Financial Services (0.1%):
378,000	Bank of America Corp., 2.00%, 1/11/18, MTN	366,136
162,000	Bank of America Corp., 1.35%, 3/22/18, MTN(d)	160,311
183,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(d)	182,103

		708,550

Health Care Providers & Services (0.0%):
70,000	DaVita, Inc., 6.38%, 11/1/18, Callable 11/1/13 @ 104.78	73,063

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.0%):
$163,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/15/13 @ 105.33	$171,965

Media (0.0%):
135,000	Cablevision Systems Corp., 5.88%, 9/15/22^	130,613

Oil, Gas & Consumable Fuels (0.3%):
420,000	Consol Energy, Inc., 8.00%, 4/1/17, Callable 4/1/14 @ 104	442,049
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(e)	319,661
170,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23(e)	160,650

		922,360

Transportation Infrastructure (0.1%):
509,075	Topco, Ltd., 10.00%, 11/24/60(b)(c)	516,997
Wireless Telecommunication Services (0.1%):
273,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88	262,080

Total Corporate Bonds (Cost $5,397,416)		5,293,477

Foreign Bonds (8.3%):
Commercial Banks (0.2%):
460,000	Lloyds TSB Bank plc, Series E, 13.00%, 12/1/49, Callable 1/21/29 @ 100+(d)	1,010,812

Media (0.1%):
200,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88+(e)	271,364

Pharmaceuticals (0.0%):
100,000	Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41+(e)	143,947

Sovereign Bonds (8.0%):
1,237,000	Australian Government, Series 129, 5.50%, 12/15/13+	1,146,147
2,769,000	Australian Government, Series 133, 5.50%, 4/21/23+	2,888,902
3,369,000	Brazil Nota do Tesouro Nacional, Series NTNB, 8/15/22+(f)	3,776,753
621,000	Brazil Nota do Tesouro Nacional, Series NTNB, 8/15/24+(f)	698,896
3,086,024	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17+	4,608,110
2,405,000	Bundesrepublik Deutschland, Series 9, 3.50%, 7/4/19+	3,595,418
438,000	Canadian Government, 4.00%, 6/1/16+	447,286
794,000	Canadian Government, 1.50%, 3/1/17+	752,759
587,000	Canadian Government, 3.50%, 6/1/20+	606,971
1,500,000	Hong Kong Government, 1.67%, 3/24/14+	195,497
4,050,000	Hong Kong Government, 3.51%, 12/8/14+	546,590
1,900,000	Hong Kong Government, 1.69%, 12/22/14+	250,057
1,800,000	Hong Kong Government, 0.27%, 12/18/17+	224,398
4,150,000	Hong Kong Government, 0.53%, 3/19/18+	521,121

Continued

9

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,350,000	Hong Kong Government, 3.56%, 6/25/18+	$194,167
40,000,000	Japan Treasury Bill, Series 372, 0.09%, 9/9/13+(g)	403,319
110,000,000	Japan Treasury Bill, Series 349, 0.04%, 9/10/13+(g)	1,109,125
100,000,000	Japan Treasury Bill, Series 374, 0.09%, 9/17/13+(g)	1,008,277
120,000,000	Japan Treasury Bill, Series 364, 0.08%, 11/11/13+(g)	1,209,790
1,420,000	Malaysian Government, Series 0108, 3.46%, 7/31/13+	449,778
2,604,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14+	838,444
47,240,000	Mexican Cetes, Series BI , 8/22/13+(h)	362,566
61,412,000	Mexican Cetes, Series BI , 9/5/13+(h)	470,577
125,370,000	Mexican Cetes, Series BI , 9/19/13+(h)	959,192
155,620,000	Mexican Cetes, Series BI , 10/3/13+(h)	1,188,840
2,039,000	Queensland Treasury Corp., Series 17, 6.00%, 9/14/17+	2,055,003
801,000	Queensland Treasury Corp., Series 21, 6.00%, 6/14/21+	819,606
418,500	Turkey Government, 5.21%, 7/17/13+(g)	216,371
385,000	Turkey Government, 5.75%, 9/11/13+(g)	197,186
3,007,541	United Kingdom Treasury Note, 4.75%, 3/7/20+	5,417,452

		37,158,598

Wireless Telecommunication Services (0.0%):
100,000	Ziggo BV, 3.63%, 3/27/20+(e)	126,935

Total Foreign Bonds (Cost $40,584,385)		38,711,656

Yankee Dollars (2.1%):
Capital Markets (0.4%):
858,310	Dana Gas Sukuk, Ltd., 9.00%, 10/31/17(e)	849,727
848,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(e)	763,497

		1,613,224

Commercial Banks (0.5%):
200,000	Banco Bradesco (Cayman), 4.50%, 1/12/17(e)	208,000
275,000	Banco Estado Chile, 2.03%, 4/2/15	280,622
450,000	Banco Santander Chile, 2.15%, 6/7/18(d)(e)	449,010
200,000	Export-Import Bank of Korea, 1.25%, 11/20/15	197,713
505,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	496,545
230,000	Nordea Bank AB, 3.13%, 3/20/17(e)	236,688
375,000	Rabobank Nederland, 3.38%, 1/19/17	393,836
250,000	Rabobank Nederland, 3.95%, 11/9/22	239,068
200,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	230,050

		2,731,532

Diversified Financial Services (0.1%):
300,000	CSG Guernsey I, Ltd., Series REGS, 7.87%, 2/24/41, Callable 8/24/16 @ 100(d)(e)	313,500

Industrial Conglomerates (0.1%):
200,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(e)	206,079

Shares or Principal Amount		Fair Value
Yankee Dollars, continued
Media (0.0%):
$200,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88(e)	$205,000
200,000	Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(e)	189,000

		394,000

Metals & Mining (0.0%):
139,000	FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103(e)^	135,178

Oil, Gas & Consumable Fuels (0.4%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38(e)	172,800
875,000	OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25(e)	275,625
164,000	Petrobras Global Finance BV, 2.00%, 5/20/16	160,595
737,000	Petrobras Global Finance BV, 2.41%, 1/15/19(d)	722,261
110,000	TNK-BP Finance SA, Series 2, 7.50%, 7/18/16(e)	121,963
100,000	TNK-BP Finance SA, 6.63%, 3/20/17(e)	108,500

		1,561,744

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Series E, 4.50%, 2/14/22(e)	197,044

Road & Rail (0.0%):
231,190	Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104(c)	195,355
87,000	Viterra, Inc., 5.95%, 8/1/20(e)	91,987

		287,342

Sovereign Bonds (0.4%):
517,000	Netherlands Government, 1.00%, 2/24/17(e)	515,087
878,000	Republic of Turkey, 6.75%, 4/3/18	985,555

		1,500,642

Wireless Telecommunication Services (0.2%):
200,000	Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69(e)	189,000
299,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75	313,950
250,000	Vodafone Group plc, 2.88%, 3/16/16	259,107

		762,057

Total Yankee Dollars (Cost $10,094,931)		9,702,342

U.S. Treasury Obligations (26.0%):
U.S. Treasury Bills (19.8%)
8,695,000	0.08%, 7/5/13(g)	8,694,991
12,285,000	0.07%, 7/11/13(g)	12,284,926
18,450,000	0.05%, 7/18/13(g)	18,449,797
1,000,000	0.05%, 7/25/13(g)	999,988
1,200,000	0.04%, 8/1/13(g)	1,199,980
700,000	0.03%, 8/8/13(g)	699,982
7,000,000	0.03%, 8/15/13(g)	6,999,804
16,450,000	0.04%, 8/22/13(g)	16,449,342
4,200,000	0.02%, 9/5/13(g)	4,199,845

Continued

10

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares, Principal Amount, Notional Amount Contracts		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
$10,255,000	0.05%, 9/12/13(g)	$10,254,580
10,600,000	0.04%, 9/19/13(g)	10,599,173

		90,832,408

U.S. Treasury Notes (6.1%)
3,441,000	2.25%, 3/31/16	3,596,113
2,111,500	0.63%, 9/30/17	2,064,485
4,075,400	1.00%, 5/31/18	4,005,352
2,188,700	1.38%, 9/30/18	2,179,124
1,683,800	1.00%, 9/30/19	1,610,134
484,200	1.25%, 10/31/19	469,636
6,888,900	3.50%, 5/15/20	7,621,383
3,670,700	2.63%, 8/15/20	3,835,882
634,700	2.00%, 11/15/21	623,741
711,100	1.75%, 5/15/22	678,045
1,131,200	1.63%, 11/15/22	1,055,993
1,347,600	1.75%, 5/15/23	1,262,111

		29,001,999

U.S. Treasury Bonds (0.1%)
375,000	8.13%, 8/15/19	528,141

Total U.S. Treasury Obligations (Cost $120,967,198)		120,362,548

Purchased Put Swaptions (0.0%):
1,006,980	5-Year Interest Rate, Pay 6-Month JPY LIBOR, Exercise @ 1.07%, Exp 4/4/18 (JPY)	32,034

Total Purchased Put Swaptions (Cost $21,147)		32,034

Purchased Put Options (0.2%):
70	On Brazil Ibovespa Index, Strike @ 46433 Exp 10/16/13(f)	68,060
51	On Humana, Inc., Strike @ 68 Exp 8/17/13	1,275
30	On Ibovespa Index, Strike @ 45503 Exp 10/16/13(f)	25,259
29	On Ibovespa Index, Strike @ 45811 Exp 10/16/13	61,310
23	On KOSPI Index, Strike @ 244 Exp 12/12/13	21,321
1,791	On MSCI Emerging Markets Index, Strike @ 887 Exp 9/20/13	48,656
1,458	On MSCI Emerging Markets Index, Strike @ 902 Exp 10/18/13	55,571
92	On Nikkei 225 Index, Strike @ 9354 Exp 12/13/13	412,478
8	On S&P 500 Index, Strike @ 1605 Exp 7/20/13	18,800
8	On S&P 500 Index, Strike @ 1620 Exp 7/20/13	24,400
10	On S&P 500 Index, Strike @ 1570 Exp 7/20/13	12,350
8	On S&P 500 Index, Strike @ 1610 Exp 8/17/13	32,480
811	On S&P 500 Index, Strike @ 1603 Exp 8/16/13	28,254
794	On S&P 500 Index, Strike @ 1590 Exp 9/20/13	34,887

Total Purchased Put Options (Cost $538,440)		845,101

Purchased Call Options (0.4%):
27,342	On Activision Blizzard, Inc., Strike @ 20 Exp 1/17/14	4,655
19,845	On Aetna, Inc., Strike @ 60 Exp 1/18/14	139,221

Contracts		Fair Value
Purchased Call Options, continued
20,464	On Agnico-Eagle Mines, Ltd., Strike @ 85 Exp 1/17/14	$114
49,392	On Alcoa, Inc., Strike @ 15 Exp 1/17/14	300
24,268	On AngloGold, Ltd., Strike @ 65 Exp 1/17/14	1
3,801	On Apple, Inc., Strike @ 410 Exp 2/21/14	96,165
2,073	On Autozone, Inc., Strike @ 550 Exp 1/17/14	2,733
1,033	On Barrick Gold Corp., Strike @ 80 Exp 1/18/14	3,099
17,640	On Boeing Co., Strike @ 110 Exp 1/17/14	67,077
49,833	On Boston Scientific Corp., Strike @ 10 Exp 1/17/14	33,199
23,077	On Bristol-Myers Squibb Co., Strike @ 50 Exp 1/17/14	22,804
26,460	On Broadcom Corp., Strike @ 55 Exp 1/18/14	565
28,665	On Caterpillar, Inc., Strike @ 135 Exp 1/18/14	424
46,090	On Citigroup, Inc., Strike @ 50 Exp 1/18/14	149,530
9,709	On Coeur d’Alene Mines Corp., Strike @ 40 Exp 1/17/14	63
55,125	On Corning, Inc., Strike @ 20 Exp 1/17/14	4,418
28,813	On Eldorado Gold Corp., Strike @ 25 Exp 1/17/14	72
77,175	On EMC Corp., Strike @ 40 Exp 1/18/14	419
7,715	On Endeavour Silver Corp., Strike @ 20 Exp 1/17/14	19
4,874	On First Majestic Silver Corp., Strike @ 35 Exp 1/17/14	138
59,535	On Freeport-McMoran Copper & Gold, Inc., Strike @ 65 Exp 1/18/14	59
110,249	On General Electric Co., Strike @ 35 Exp 1/18/14	1,036
59,566	On Gold Fields, Ltd., Strike @ 22 Exp 1/17/14	17
646	On Goldcorp, Inc., Strike @ 80 Exp 1/18/14	2,261
41,895	On Halliburton Co., Strike @ 55 Exp 1/18/14	17,550
15,193	On Harmony Gold Mining Co., Ltd., Strike @ 15 Exp 1/17/14	35
110,249	On Hewlett-Packard Co., Strike @ 30 Exp 1/18/14	93,766
8,820	On Humana, Inc., Strike @ 105 Exp 1/18/14	9,790
25,625	On IAMGOLD Corp., Strike @ 30 Exp 1/17/14	24
11,466	On IBM Corp., Strike @ 295 Exp 1/17/14	239
110,249	On Intel Corp., Strike @ 40 Exp 1/18/14	1,223
30,870	On J.C. Penney Co., Inc., Strike @ 55 Exp 1/18/14	122
110,307	On Kinross Gold Corp., Strike @ 20 Exp 1/17/14	494
63,945	On Marvell Tech Group, Ltd., Strike @ 20 Exp 1/18/14	2,793
3,307	On MasterCard, Inc., Strike @ 660 Exp 1/18/14	36,869
19,845	On McDonald’s Corp., Strike @ 135 Exp 1/17/14	793
25,151	On Merck & Co., Inc., Strike @ 45 Exp 10/18/13	68,886

Continued

11

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Contracts		Fair Value
Purchased Call Options, continued
15,435	On Monster Beverage Corp., Strike @ 105 Exp 1/18/14	$2,615
36,162	On NetApp, Inc., Strike @ 60 Exp 1/18/14	820
16,343	On New Gold, Inc., Strike @ 22 Exp 1/17/14	29
827	On Newmont Mining Corp., Strike @ 90 Exp 1/18/14	1,654
92	On Nikkei 225 Index, Strike @ 9400 Exp 12/13/13	408,381
12	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13	35,372
4	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13	11,791
46	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13	135,592
83	On Nikkei 225 Index, Strike @ 9685 Exp 3/14/14	355,226
15,102	On NovaGold Resources, Inc., Strike @ 12 Exp 1/17/14	5
27,555	On Pan American Silver Corp., Strike @ 50 Exp 1/17/14	2
44,100	On Qualcomm, Inc., Strike @ 95 Exp 1/18/14	1,605
3,720	On Randgold Resources, Ltd., Strike @ 165 Exp 1/17/14	26
3,664	On Royal Gold, Inc., Strike @ 125 Exp 1/17/14	148
18,194	On Safeway, Inc., Strike @ 25 Exp 1/17/14	30,620
2,414	On Seabridge Gold, Inc., Strike @ 30 Exp 1/17/14	35
6,746	On Silver Standard Resources, Inc., Strike @ 30 Exp 1/17/14	7
27,673	On Silver Wheaton Corp., Strike @ 55 Exp 1/17/14	688
15,738	On Silvercorp Metals, Inc., Strike @ 15 Exp 1/17/14	2
94,106	On Staples, Inc., Strike @ 20 Exp 1/18/14	21,662
6,615	On Starwood Hotels & Worldwide, Inc., Strike @ 85 Exp 1/17/14	3,150
17,649	On Stillwater Mining Co., Strike @ 25 Exp 1/17/14	192
1,242	On Topix Index, Strike @ 1013 Exp 8/9/13	168,765

Shares, Contracts or Principal Amount		Fair Value
Purchased Call Options, continued
153,558	On Topix Index, Strike @ 1157 Exp 4/11/14	$135,891
1,395	On Topix Index, Strike @ 1032 Exp 9/13/13	139,145
1,004	On Topix Index, Strike @ 1154 Exp 6/13/14	111,130
115,700	On Topix Index, Strike @ 1144 Exp 7/11/14	123,720
16,758	On United Technologies Corp., Strike @ 120 Exp 1/18/14	2,958
22,050	On UnitedHealth Group, Inc., Strike @ 85 Exp 1/18/14	7,435
10,143	On Visa, Inc., Strike @ 190 Exp 1/18/14	104,993
15,435	On Western Union Co., Strike @ 25 Exp 1/17/14	538
26,005	On Yahoo!, Inc., Strike @ 25 Exp 1/18/14	69,691
66,238	On Yamana Gold, Inc., Strike @ 30 Exp 1/17/14	397
15,435	On Yum! Brands, Inc., Strike @ 100 Exp 1/17/14	1,701

Total Purchased Call Options (Cost $2,103,138)		2,636,959

Exchange Traded Funds (1.5%):
41,993	Market Vectors Gold Miners, ETF	1,025,049
3,016	ETFS Platinum Trust(i)	395,398
3,573	ETFS Physical Palladium Shares(i)	230,994
75,708	iShares Gold Trust(i)	907,739
36,518	SPDR Gold Trust(i)	4,351,120

Total Exchange Traded Fund (Cost $8,695,900)		6,910,300

Securities Held as Collateral for Securities on Loan (1.3%):
$6,212,675	Allianz Variable Insurance Products Securities Lending Collateral Trust(j)	6,212,675

Total Securities Held as Collateral for Securities on Loan (Cost $6,212,675)		6,212,675

Unaffiliated Investment Companies (0.1%):
656,571	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(g)	656,571

Total Unaffiliated Investment Company (Cost $656,571)		656,571

Total Investment Securities (Cost $449,608,921)(k) — 101.6%		471,437,941
Net other assets (liabilities) — (1.6)%		(7,614,273)

Net Assets — 100.0%		$463,923,668

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

JPY—Notional amount is stated in Japanese Yen.

NYS—New York Shares

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $5,987,615.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2013. The total of all such securities represent 0.52% of the net assets of the fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2013, these securities represent 0.80% of the net assets of the fund.

Continued

12

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

(d)	Variable rate security. The rate presented represents the rate in effect at June 30, 2013. The date presented represents the final maturity date.

(e)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(f)	Principal amount is stated in 1,000 Brazilian Real Units.

(g)	The rate represents the effective yield at June 30, 2013.

(h)	Principal amount is stated in 100 Mexican Peso Units.

(i)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).

(j)	Purchased with cash collateral from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(k)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Australia	1.9%
Belgium	0.1%
Bermuda	0.5%
Brazil	1.9%
British Virgin Islands	0.1%
Canada	2.5%
Cayman Islands	0.5%
Chile	0.2%
China	0.2%
Colombia	— %^
Denmark	— %^
France	1.9%
Germany	3.2%
Guernsey	0.1%
Hong Kong	0.8%
India	0.1%
Indonesia	— %^
Ireland	0.2%
Ireland (Republic of)	0.4%
Israel	— %^
Italy	1.0%
Japan	8.6%
Jersey	0.6%

Country	Percentage
Kazakhstan	0.1%
Korea, Republic of	— %^
Luxembourg	0.2%
Malaysia	0.7%
Mexico	0.8%
Netherlands	1.7%
Panama	0.1%
Philippines	— %^
Portugal	— %^
Republic of Korea (South)	0.7%
Russian Federation	0.3%
Singapore	0.9%
South Africa	0.1%
Spain	0.3%
Sweden	0.3%
Switzerland	1.8%
Taiwan	0.3%
Thailand	0.1%
Turkey	0.4%
United Arab Emirates	0.1%
United Kingdom	4.9%
United States	61.4%

100.0%

Securities Sold Short (-0.1%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Fast Retailing Co., Ltd.	$(297,189)	$(269,912)	$27,277

	$(297,189)	$(269,912)	$27,277

Futures Contracts

Cash of $970,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index E-Mini September Futures (U.S. Dollar)	Short	9/23/13	(88)	$(4,108,280)	$38,134
S&P/Toronto Stock Exchange 60 Index September Futures (Canadian Dollar)	Long	9/20/13	1	131,786	(3,234)
Tokyo Price Index September Futures (Japanese Yen)	Long	9/13/13	42	4,790,440	25,005
FTSE 100 Index September Futures (British Pounds)	Long	9/23/13	4	374,793	(4,938)
NIKKEI 225 Index September Futures (Japanese Yen)	Long	9/13/13	36	2,486,890	(37,718)

Continued

13

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/23/13	55	$4,398,075	$(12,182)
German Stock Index September Futures (Euro)	Long	9/23/13	3	777,634	(9,964)
CAC40 10 Euro July Futures (Euro)	Long	7/22/13	4	194,419	(1,686)

Total					$(6,583)

Number of Contracts		Fair Value
Written Call Options (0.0%)
(62)	On Nikkei 225 Index, Strike @ 11000 Exp 12/13/13	$(182,754)
(794)	On S&P 500 Index, Strike @ 1700 Exp 9/20/13	(8,323)
(1,791)	On MSCI Emerging Markets Index, Strike @ 981 Exp 9/20/13	(26,148)
(1,791)	On MSCI Emerging Markets Index, Strike @ 788 Exp 9/20/13	(14,511)
(70)	On Brazil Ibovespa Index, Strike @ 51855 Exp 10/16/13	(51,893)
(30)	On Ibovespa Index, Strike @ 50816 Exp 10/16/13	(27,666)
(29)	On Ibovespa Index, Strike @ 51160 Exp 10/16/13	(53,710)
(1,458)	On MSCI Emerging Markets Index, Strike @ 1036 Exp 10/18/13	(10,673)
(138)	On Freescale Semiconductor, Ltd., Strike @ 18 Exp 9/21/13	(2,070)
(301)	On Corning, Inc., Strike @ 18 Exp 8/17/13	(21,522)
(51)	On Humana, Inc., Strike @ 75 Exp 8/17/13	(51,765)
(97)	On Marathon Petroleum Corp., Strike @ 78 Exp 7/20/13	(3,880)
(16)	On Williams-Sonoma, Inc., Strike @ 55 Exp 1/18/14	(8,000)
(22)	On Williams-Sonoma, Inc., Strike @ 53 Exp 1/18/14	(14,080)

Total Written Call Options (Premiums Received $(220,827))		$(476,995)

Number of Contracts		Fair Value
Written Put Options (0.0%)
(30)	On Ibovespa Index, Strike @ 39267 Exp 10/16/13	$(8,964)
(29)	On Ibovespa Index, Strike @ 39532 Exp 10/16/13	(21,841)
(811)	On S&P 500 Index, Strike @ 1464 Exp 8/16/13	(5,893)
(70)	On Brazil Ibovespa Index, Strike @ 40069 Exp 10/16/13	(24,041)
(1,458)	On MSCI Emerging Markets Index, Strike @ 809 Exp 10/18/13	(20,841)
(8)	On S&P 500 Index, Strike @ 1520 Exp 7/20/13	(3,640)
(8)	On S&P 500 Index, Strike @ 1470 Exp 8/17/13	(6,440)
(10)	On S&P 500 Index, Strike @ 1470 Exp 7/20/13	(1,700)
(8)	On S&P 500 Index, Strike @ 1475 Exp 7/20/13	(1,480)
(115,700)	On Topix Index, Strike @ 1003 Exp 10/11/13	(32,445)
(92)	On Nikkei 225 Index, Strike @ 8592 Exp 12/13/13	(1,750)
(83)	On Nikkei 225 Index, Strike @ 9300 Exp 3/14/14	(7,199)
(390)	On S&P 500 Index, Strike @ 1150 Exp 12/20/13	(2,121)
(92)	On Nikkei 225 Index, Strike @ 8305 Exp 12/13/13	(1,390)
(1,242)	On Topix Index, Strike @ 933 Exp 8/9/13	(4,925)
(794)	On S&P 500 Index, Strike @ 1450 Exp 9/20/13	(11,190)
(153,558)	On Topix Index, Strike @ 1035 Exp 9/13/13	(40,688)
(1,004)	On Topix Index, Strike @ 1032 Exp 9/13/13	(23,910)
(1,395)	On Topix Index, Strike @ 1041 Exp 10/11/13	(50,184)

Total Written Put Options (Premiums Received $(501,284))		$(270,642)

Continued

14

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

At June 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse First Boston	8/1/13	880,000	$825,994	$802,612	$23,382
Australian Dollar	BNP Paribas	8/2/13	1,296,000	1,218,272	1,181,938	36,334
Australian Dollar	Credit Suisse First Boston	8/8/13	1,217,000	1,147,911	1,109,375	38,536
Australian Dollar	BNP Paribas	8/9/13	949,000	894,983	865,009	29,974
Australian Dollar	BNP Paribas	8/23/13	1,258,000	1,152,366	1,145,418	6,948
Australian Dollar	Barclays Bank	8/29/13	1,234,000	1,129,184	1,123,043	6,141
Australian Dollar	Barclays Bank	8/30/13	1,224,000	1,128,797	1,113,867	14,930
Brazilian Real	Deutsche Bank	8/23/13	1,498,000	684,174	664,016	20,158
British Pound	Deutsche Bank	7/19/13	980,851	1,482,811	1,491,383	(8,572)
British Pound	Goldman Sachs	7/19/13	443,900	671,048	674,950	(3,902)
British Pound	Deutsche Bank	8/16/13	1,038,600	1,588,850	1,578,877	9,973
British Pound	JPMorgan Chase	8/22/13	436,000	682,689	662,778	19,911
European Euro	BNP Paribas	8/1/13	242,516	322,578	315,672	6,906
European Euro	UBS Warburg	8/2/13	1,287,000	1,709,303	1,675,240	34,063
European Euro	Goldman Sachs	8/8/13	344,000	461,063	447,786	13,277
European Euro	Credit Suisse First Boston	8/29/13	865,000	1,134,655	1,126,097	8,558
European Euro	Barclays Bank	8/30/13	691,000	906,772	899,580	7,192
Japanese Yen	Citigroup Global Markets	7/1/13	1,054,951	10,718	10,639	79
Japanese Yen	Morgan Stanley	7/2/13	3,261,814	32,874	32,895	(21)
Japanese Yen	Bank of America	7/11/13	89,976,136	877,581	907,424	(29,843)
Japanese Yen	UBS Warburg	7/11/13	67,738,619	661,000	683,155	(22,155)
Japanese Yen	JPMorgan Chase	7/11/13	126,859,422	1,239,130	1,279,397	(40,267)
Japanese Yen	Deutsche Bank	7/11/13	171,450,800	1,674,979	1,729,109	(54,130)
Japanese Yen	UBS Warburg	7/12/13	128,462,700	1,247,211	1,295,572	(48,361)
Japanese Yen	Morgan Stanley	7/12/13	90,399,476	877,921	911,697	(33,776)
Japanese Yen	Goldman Sachs	7/12/13	90,371,080	873,826	911,410	(37,584)
Japanese Yen	Morgan Stanley	7/17/13	93,294,200	911,610	940,910	(29,300)
Japanese Yen	BNP Paribas	7/17/13	98,754,627	965,155	995,980	(30,825)
Japanese Yen	Credit Suisse First Boston	7/17/13	93,229,300	913,118	940,255	(27,137)
Japanese Yen	UBS Warburg	7/18/13	113,297,558	1,111,000	1,142,656	(31,656)
Japanese Yen	Credit Suisse First Boston	7/25/13	92,666,450	925,092	934,609	(9,517)
Japanese Yen	Goldman Sachs	7/26/13	93,471,660	943,396	942,734	662
Japanese Yen	JPMorgan Chase	8/1/13	104,527,770	1,085,698	1,054,271	31,427
Japanese Yen	Morgan Stanley	8/1/13	109,489,842	1,130,194	1,104,319	25,875
Japanese Yen	UBS Warburg	8/2/13	70,203,244	730,371	708,076	22,295
Japanese Yen	UBS Warburg	8/15/13	93,659,329	958,446	944,720	13,726
Japanese Yen	Deutsche Bank	8/16/13	176,404,813	1,805,021	1,779,365	25,656
Japanese Yen	Barclays Bank	8/16/13	92,457,900	946,151	932,607	13,544
Japanese Yen	BNP Paribas	8/16/13	117,648,783	1,203,433	1,186,703	16,730
Japanese Yen	Barclays Bank	8/22/13	251,922,628	2,618,942	2,541,178	77,764
Japanese Yen	JPMorgan Chase	8/22/13	98,401,700	1,034,582	992,592	41,990
Japanese Yen	Credit Suisse First Boston	9/9/13	40,000,000	410,407	403,527	6,880
Japanese Yen	Deutsche Bank	9/10/13	110,000,000	1,146,909	1,109,706	37,203
Japanese Yen	Credit Suisse First Boston	9/17/13	100,000,000	1,053,741	1,008,866	44,875
Japanese Yen	Bank of America	9/26/13	92,833,960	949,961	936,621	13,340
Japanese Yen	Bank of America	10/3/13	110,303,925	1,129,139	1,112,948	16,191
Japanese Yen	Credit Suisse First Boston	11/12/13	120,000,000	1,215,805	1,211,256	4,549
Mexican Peso	Credit Suisse First Boston	8/22/13	4,724,000	374,516	362,892	11,624
Mexican Peso	Credit Suisse First Boston	9/5/13	6,141,200	486,251	471,181	15,070
Mexican Peso	Credit Suisse First Boston	9/19/13	12,537,000	991,412	960,799	30,613
Mexican Peso	Deutsche Bank	10/3/13	15,562,000	1,239,161	1,191,255	47,906
Turkish Lira	Barclays Bank	7/17/13	418,500	231,497	216,472	15,025
Turkish Lira	UBS Warburg	9/11/13	385,000	207,101	197,427	9,674

				$51,354,799	$50,962,864	$391,935

Continued

15

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Goldman Sachs	7/1/13	90,888	$84,254	$83,099	$(1,155)
Australian Dollar	Citigroup Global Markets	7/2/13	50,787	46,593	46,434	(159)
Canadian Dollar	Credit Suisse First Boston	9/19/13	712,603	677,000	676,420	(580)
European Euro	Brown Brothers Harriman	7/29/13	563,800	736,533	733,864	(2,669)
European Euro	Brown Brothers Harriman	7/29/13	583,500	773,178	759,506	(13,672)
European Euro	Goldman Sachs	7/1/13	82,730	107,660	107,673	13
European Euro	Morgan Stanley	7/2/13	28,577	37,209	37,193	(16)
Japanese Yen	Barclays Bank	7/3/13	43,710,000	446,903	440,808	(6,095)
Japanese Yen	Credit Suisse First Boston	7/2/13	39,993,320	410,212	403,321	(6,891)
South African Rand	Goldman Sachs	7/1/13	57,654	5,774	5,839	65

				$3,325,316	$3,294,157	$(31,159)

At June 30, 2013, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Morgan Stanley	707,800 EUR	93,506,679 JPY	$913,689	$891,901	$(21,788)
European Euro/Japanese Yen	Goldman Sachs	819,000 EUR	107,076,879 JPY	1,060,009	1,046,091	(13,918)
European Euro/Japanese Yen	Barclays Bank	785,500 EUR	101,963,005 JPY	1,028,502	1,022,553	(5,949)
European Euro/Japanese Yen	BNP Paribas	863,600 EUR	112,013,669 JPY	1,130,763	1,125,102	(5,661)

				$4,132,963	$4,085,647	$(47,316)

Credit Default Swap Agreements—Buy Protection(a)

At June 30, 2013, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration date	Implied Credit Spread at June 30, 2013(b)	Notional Amount(c)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index Swap Agreement with Goldman Sachs International, N.A., Series 20	Goldman Sachs	6/20/18	0.88%	$200,000	1.00%	$1,253	$1,689	$(436)

						$1,253	$1,689	$(436)

Credit Default Swap Agreements—Sell Protection(a)

At June 30, 2013, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration date	Implied Credit Spread at June 30, 2013(b)	Notional Amount(c)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38%	$3,621,148	5.00%	$(56,549)	$(156,803)	$100,254
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	2,099,126	5.00	(65,539)	(98,611)	33,072

						$(122,088)	$(255,414)	$133,326

Continued

16

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(b)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Interest Rate Swap Agreements

At June 30, 2013, the Fund’s open interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	0.54%	9/14/15	Deutsche Bank	$2,230,300	$2,191	$2,191
Pay	3-Month U.S. Dollar LIBOR BBA	0.54%	9/14/15	Deutsche Bank	560,000	1,116	1,116
Pay	3-Month U.S. Dollar LIBOR BBA	0.50%	9/17/15	Deutsche Bank	600,000	(62)	(62)
Pay	3-Month U.S. Dollar LIBOR BBA	0.50%	9/17/15	JPMorgan Bank	1,490,000	2,717	2,717
Pay	3-Month U.S. Dollar LIBOR BBA	0.50%	9/17/15	Deutsche Bank	400,000	809	809
Pay	3-Month U.S. Dollar LIBOR BBA	0.76%	2/28/16	Deutsche Bank	1,063,750	8,644	8,644
Pay	3-Month U.S. Dollar LIBOR BBA	1.30%	8/17/16	Deutsche Bank	1,253,000	(3,153)	(3,153)
Pay	3-Month U.S. Dollar LIBOR BBA	1.01%	9/27/16	Deutsche Bank	8,250,000	(53,202)	(53,202)
Pay	3-Month U.S. Dollar LIBOR BBA	0.83%	9/27/16	Deutsche Bank	1,150,000	(9,402)	(9,402)
Pay	3-Month U.S. Dollar LIBOR BBA	1.03%	9/27/16	Deutsche Bank	200,000	(1,249)	(1,249)
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Deutsche Bank	1,350,000	(8,899)	(8,899)
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Goldman Sachs	6,073,000	(40,064)	(40,064)
Pay	3-Month U.S. Dollar LIBOR BBA	1.46%	9/28/16	Deutsche Bank	1,600,000	(3,410)	(3,410)
Pay	3-Month U.S. Dollar LIBOR BBA	1.04%	9/28/16	Deutsche Bank	1,200,000	(7,454)	(7,454)
Pay	3-Month U.S. Dollar LIBOR BBA	1.16%	9/14/18	Deutsche Bank	250,000	(6,366)	(6,366)
Pay	3-Month U.S. Dollar LIBOR BBA	1.24%	9/14/18	Deutsche Bank	875,900	(18,787)	(18,787)
Pay	3-Month U.S. Dollar LIBOR BBA	1.49%	9/17/18	Deutsche Bank	200,000	(1,935)	(1,935)
Pay	3-Month U.S. Dollar LIBOR BBA	1.19%	9/17/18	JPMorgan Chase	610,300	(14,836)	(14,836)
Pay	3-Month U.S. Dollar LIBOR BBA	1.13%	9/17/18	Deutsche Bank	200,000	(5,424)	(5,424)
Pay	3-Month U.S. Dollar LIBOR BBA	1.40%	2/28/19	Deutsche Bank	427,119	(14,773)	(14,773)
Pay	3-Month U.S. Dollar LIBOR BBA	1.09%	11/20/23	Deutsche Bank	54,050,000	41	41
Pay	3-Month U.S. Dollar LIBOR BBA	1.10%	11/20/23	Deutsche Bank	9,950,000	104	104
Pay	3-Month U.S. Dollar LIBOR BBA	1.01%	11/20/23	Deutsche Bank	69,830,000	(5,356)	(5,356)

						$(178,750)	$(178,750)

See accompanying notes to the financial statements.

17

AZL BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$449,608,921

Investment securities, at value*	$471,437,941
Cash	993
Segregated cash for collateral	970,000
Deposits with brokers for securities sold short	307,441
Interest and dividends receivable	1,422,172
Foreign currency, at value (cost $267,286)	266,734
Unrealized appreciation on forward currency contracts	813,757
Unrealized appreciation on swap agreements	148,948
Receivable for capital shares issued	1,542,262
Proceeds paid on swap agreements	1,689
Receivable for investments sold	443,209
Reclaims receivable	73,179
Receivable for variation margin on futures contracts	150,370
Prepaid expenses	6,053

Total Assets	477,584,748

Liabilities:
Cash and securities received as collateral for derivatives	1,728,141
Written options (Proceeds received $722,111)	747,637
Unrealized depreciation on forward currency contracts	500,294
Unrealized depreciation on swap agreements	194,808
Payable for collateral received on loaned securities	6,212,675
Premiums received on swap agreements	255,415
Payable for investments purchased	3,193,235
Securities sold short (Proceeds received $297,189)	269,912
Payable for variation margin on futures contracts	62,279
Manager fees payable	279,591
Administration fees payable	30,070
Distribution fees payable	93,197
Custodian fees payable	37,526
Administrative and compliance services fees payable	5,009
Trustee fees payable	17,112
Other accrued liabilities	34,179

Total Liabilities	13,661,080

Net Assets	$463,923,668

Net Assets Consist of:
Capital	$433,282,217
Accumulated net investment income/(loss)	1,779,124
Accumulated net realized gains/(losses) from investment transactions	6,561,978
Net unrealized appreciation/(depreciation) on investments	22,300,349

Net Assets	$463,923,668

Shares of beneficial interest (unlimited number of shares authorized, no par value)	42,115,041
Net Asset Value (offering and redemption price per share)	$11.02

*	Includes securities on loan of $5,987,615.

Consolidated Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$3,166,652
Interest	1,241,122
Income from securities lending	58,499
Foreign withholding tax	(194,154)

Total Investment Income	4,272,119

Expenses:
Manager fees	1,450,476
Administration fees	129,201
Distribution fees	483,492
Custody fees	143,186
Trustee fees	10,963
Administrative and compliance services fees	4,433
Professional fees	13,895
Shareholder reports	8,633
Other expenses	6,465

Total expenses before reductions	2,250,744
Less expenses paid indirectly	(6,089)

Net expenses	2,244,655

Net Investment Income/(Loss)	2,027,464

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains (losses) on securities transactions	3,811,511
Net realized gains (losses) on futures contracts	298,116
Net realized gains (losses) on swap agreements	(64,075)
Net realized gains (losses) on options contracts	435,981
Net realized gains (losses) on forward currency contracts	2,137,409
Change in net unrealized appreciation/depreciation on investments	3,582,596

Net Realized/Unrealized Gains/(Losses) on Investments	10,201,538

Change in Net Assets Resulting From Operations	$12,229,002

See accompanying notes to the financial statements.

18

Consolidated Statements of Changes in Net Assets

	AZL BlackRock Global Allocation Fund
	For the Six Months Ended June 30, 2013	January 10, 2012 to December 31, 2012(a)
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$2,027,464	$3,610,899
Net realized gains/(losses) on investment transactions	6,618,942	(347,310)
Change in unrealized appreciation/depreciation on investments	3,582,596	18,717,753

Change in net assets resulting from operations	12,229,002	21,981,342

Dividends to Shareholders:
From net investment income	—	(3,796,449)

Change in net assets resulting from dividends to shareholders	—	(3,796,449)

Capital Transactions:
Proceeds from shares issued	142,631,671	599,008,995
Proceeds from dividends reinvested	—	3,796,449
Value of shares redeemed	—	(311,927,342)

Change in net assets resulting from capital transactions	142,631,671	290,878,102

Change in net assets	154,860,673	309,062,995
Net Assets:
Beginning of period	309,062,995	—

End of period	$463,923,668	$309,062,995

Accumulated net investment income/(loss)	$1,779,124	$(248,340)

Share Transactions:
Shares issued	12,904,079	59,030,503
Dividends reinvested	—	360,194
Shares redeemed	—	(30,179,735)

Change in shares	12,904,079	29,210,962

(a)	Period form commencement of operations.

See accompanying notes to the financial statements.

19

AZL BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		January 10, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.58		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04		0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.40		0.58

Total from Investment Activities	0.44		0.71

Dividends to Shareholders From:
Net Investment Income	—		(0.13)

Total Dividends	—		(0.13)

Net Asset Value, End of Period	$11.02		$10.58

Total Return(b)	4.06	%(c)	7.13	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$463,924		$309,063
Net Investment Income/(Loss)(d)	1.05%		1.09%
Expenses Before Reductions(d)(e)	1.16%		1.15%
Expenses Net of Reductions(d)	1.16%		1.14%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.16%		1.15%
Portfolio Turnover Rate	24	%(c)	74	%(c)

(a)	Period from commencement of operations.

(b)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, which is used to pay certain Fund Expenses. See Note 2 in Notes to Financial Statements.

See accompanying notes to the financial statements.

20

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Global Allocation Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to the commodities markets is through investments in the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

As of June 30, 2013, the Fund’s aggregate investment in the Subsidiary was $5,879,882, representing 1.27% of the Fund’s net assets.

The Fund’s operations have been consolidated with the operations of the Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

21

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $7 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $5,825 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $62.2 million as of June 30, 2013. The monthly average amount for these contracts was $49.7 million for the period ended June 30, 2013.

Futures Contracts

During the period ended June 30, 2013, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding was $17.2 million as of June 30, 2013. The monthly average gross notional amount for these contracts was $8.6 million for the period ended June 30, 2013.

22

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2013, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2013:

	Number of Contracts	Cost
Options outstanding at December 31, 2012	2,952,883	$3,097,758
Options purchased	1,425,337	2,068,750
Options executed	(77)	(34,103)
Options expired	(55,582)	(731,201)
Options closed	(1,182,843)	(1,738,479)

Options outstanding at June 30, 2013	3,139,718	$2,662,725

The Fund had the following transactions in written call and put options during the period ended June 30, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	(82,982)	$(911,438)
Options written	(340,131)	(944,700)
Options executed	1,561	163,177
Options expired	74,981	331,798
Options closed	63,139	639,052

Options outstanding at June 30, 2013	(283,432)	(722,111)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net

23

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2013, the Fund entered into interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The gross notional amount of interest rate swaps outstanding was $163.8 million as of June 30, 2013. The monthly average gross notional amount for interest rate swaps was $72.9 million for the period ended June 30, 2013.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of June 30, 2013, the Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The gross notional amount of credit default swaps outstanding was $0.2 million as of June 30, 2013. The monthly average gross notional amount for credit default swaps was $0.1 million for the period ended June 30, 2013.

Summary of Derivative Instruments

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement.

24

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2013. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013.

		Assets			Liabilities
	Unrealized Appreciation/ (Depreciation) on Futures Contracts*	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets presented in the Consolidated Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities presented in the Consolidated Statement of Assets and Liabilities^^

Equity Risk Exposure
Futures Contracts	$(6,583)	$150,370	$—	$150,370	$62,279	$—	$62,279
Purchased Option Contracts		3,482,060	—	3,482,060	—	—	—
Written Option Contracts		—	—	—	747,637	—	747,637

Credit Risk Exposure
Credit Default Swap Agreements		133,326	—	133,326	436	—	436

Interest Rate Risk Exposure
Interest Rate Swap Agreements		15,622	—	15,622	194,372	—	194,372
Purchased Swaptions		32,034	—	32,034	—	—	—

Foreign Exchange Rate Risk Exposure
Forward Currency Contracts		813,757	—	813,757	500,294	—	500,294

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of portfolio Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
^	Amounts for futures contracts, swap agreements, and forward currency contracts are reflected on the Consolidated Statement of Assets and Liabilities as Receiveable for Variation Margin on Futures Contracts, Unrealized Appreciation on Swap Agreements, and Unrealized Appreciation on Forward Currency Contracts, respectively.

^^	Amounts for futures contracts, swap agreements, and forward currency contracts are reflected on the Consolidated Statement of Assets and Liabilities as Payable for Variation Margin on Futures Contracts, Unrealized Depreciation on Swap Agreements, and Unrealized Depreciation on Forward Currency Contracts, respectively.

The following is a summary of the financial liabilities, derivative liabilities, and collateral pledged by counterparties as of June 30, 2013:

	Net Amounts of Assets (Liabilities) presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
		Financial Instruments	Cash Collateral (Received) Pledged	Net Amount
Bank of America	$(312)	$—	$—	$(312)
Barclays Bank	122,552	—	—	122,552
BNP Paribas	60,406	—	—	60,406
Citigroup Global Markets	(80)	—	—	(80)
Credit Suisse First Boston	139,962	—	—	139,962
Deutsche Bank	(85,986)	—	—	(85,986)
Goldman Sachs	1,094,132	—	(1,000,000)	94,132
JPMorgan Chase	676,481	(528,141)	—	148,340
Morgan Stanley	(59,026)	—	—	(59,026)
UBS Warburg	176,230	—	—	176,230

25

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

		Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Swap Contracts	Net Realized Gain (Loss) on Options Contracts	Net Realized Gain (Loss) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$298,116	$—	$435,981	$—	$1,425,705
Credit Risk Exposure	—	(355)	—	—	130,732
Interest Rate Risk Exposure	—	(63,720)	—	—	158,283
Foreign Exchange Rate Risk Exposure	—	—	—	2,137,409	142,915

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Consolidated Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,374 was paid from the Fund relating to these fees and expenses.

26

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$375,653	$—	$375,653
Common Stocks:
Aerospace & Defense	2,912,260	3,044,150	—	5,956,410
Airlines	598,765	601,794	—	1,200,559
Auto Components	1,146,361	3,027,194	—	4,173,555
Automobiles	2,148,568	6,528,260	—	8,676,828
Beverages	4,589,927	869,491	440,803	5,900,221
Biotechnology	3,962,321	203,483	—	4,165,804
Building Products	—	1,139,152	—	1,139,152
Capital Markets	2,882,782	1,690,844	—	4,573,626
Chemicals	3,726,222	6,251,233	—	9,977,455
Commercial Banks	6,486,955	8,206,566	—	14,693,521
Construction & Engineering	238,030	1,341,485	—	1,579,515
Diversified Financial Services	5,802,693	1,245,954	—	7,048,647

27

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3		Total

Diversified Metals & Mining	$—	$201,656	$—		$201,656
Diversified Telecommunication Services	3,405,323	5,480,002	—		8,885,325
Electric Utilities	2,890,476	841,039	—		3,731,515
Electrical Equipment	1,322,406	279,916	—		1,602,322
Electronic Equipment, Instruments & Components	930,135	2,096,363	—		3,026,498
Energy Equipment & Services	4,250,908	722,466	—		4,973,374
Food Products	4,610,542	2,152,757	—		6,763,299
Gas Utilities	—	907,849	—		907,849
Health Care Equipment & Supplies	2,118,665	228,962	—		2,347,627
Health Care Providers & Services	9,276,530	3,217,714	—		12,494,244
Household Durables	867,325	270,577	—		1,137,902
Household Products	3,470,327	181,055	—		3,651,382
Industrial Conglomerates	3,858,693	2,365,102	—		6,223,795
Insurance	7,004,814	4,451,630	—		11,456,444
Internet & Catalog Retail	754,666	644,784	—		1,399,450
Internet Software & Services	3,734,854	—	721,313		4,456,167
Machinery	817,548	3,503,761	—		4,321,309
Media	5,111,674	2,147,628	—		7,259,302
Metals & Mining	4,380,359	3,320,601	—		7,700,960
Multiline Retail	44,256	418,689	—		462,945
Multi-Utilities	1,634,452	852,737	—		2,487,189
Office Electronics	—	535,132	—		535,132
Oil, Gas & Consumable Fuels	16,064,137	4,577,542	—		20,641,679
Personal Products	321,952	238,268	—		560,220
Pharmaceuticals	7,463,194	7,704,473	—		15,167,667
Real Estate Investment Trusts (REITs)	3,144,415	759,910	—		3,904,325
Real Estate Management & Development	1,865,605	648,698	—		2,514,303
Road & Rail	2,212,991	1,548,682	—		3,761,673
Semiconductors & Semiconductor Equipment	738,368	2,770,351	—		3,508,719
Software	8,014,340	424,809	—		8,439,149
Specialty Retail	708,145	897,840	—		1,605,985
Textiles, Apparel & Luxury Goods	550,747	396,911	—		947,658
Trading Companies & Distributors	—	2,383,540	—		2,383,540
Transportation Infrastructure	—	157,524	372,383		529,907
Wireless Telecommunication Services	1,933,740	2,237,340	—		4,171,080
All Other Common Stocks+	25,551,092	—	—		25,551,092
Convertible Bonds+	—	8,406,427	—		8,406,427
Convertible Preferred Stocks
Airlines	—	28,620	—		28,620
Commercial Banks	—	246,330	—		246,330
Electric Utilities	713,330	253,291	—		966,621
Health Care Providers & Services	—	178,388	—		178,388
All Other Convertible Preferred Stocks+	756,782	—	—		756,782
Corporate Bonds
Transportation Infrastructure	—	—	516,997		516,997
All Other Corporate Bonds+	—	4,776,480	—		4,776,480
Floating Rate Loans+	—	1,808,233	—		1,808,233
Foreign Bonds+	—	38,711,656	—		38,711,656
Preferred Stocks
Automobiles	—	1,139,523	—		1,139,523
Commercial Banks	2,608,845	270,570	—		2,879,415
Diversified Financial Services	143,102	—	—		143,102
Food & Staples Retailing	432,136	—	—		432,136
Private Placements
Diversified Financial Services	—	—	—	^	—
Pharmaceuticals	—	—	379,225		379,225
All Other Private Placements+	—	3,523,674	—		3,523,674
U.S. Treasury Obligations	—	120,362,548	—		120,362,548
Warrant+	—	12,173	—		12,173
Yankee Dollars+	—	9,702,342	—		9,702,342

28

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Exchange Traded Fund	$6,910,300	$—	$—	$6,910,300
Securities Held as Collateral for Securities on Loan	—	6,212,675	—	6,212,675
Unaffiliated Investment Company	656,571	—	—	656,571
Purchased Put Swaptions	—	32,034	—	32,034
Purchased Call Options	103,179	2,533,780	—	2,636,959
Purchased Put Options	89,305	755,796	—	845,101

Total Investment Securities	$175,961,113	$293,046,107	$2,430,721	$471,437,941

Securities Sold Short	—	(269,912)	—	(269,912)
Other Financial Instruments:*
Forward Currency Contracts	—	313,463	—	313,463
Credit Default Swaps	—	132,890	—	132,890
Futures Contracts	(6,583)	—	—	(6,583)
Interest Rate Swaps	—	(178,750)	—	(178,750)
Written Options	(7,983)	(739,654)	—	(747,637)

Total Investments	$175,946,547	$292,304,144	$2,430,721	$470,681,412

+	For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward currency contracts, options and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^	Represents interest in securities that were determined to have a value of zero at June 30, 2013.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$171,759,174	$73,294,134

For the period ended June 30, 2013, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL BlackRock Global Allocation Fund	$16,312,899	$4,523,084

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

At June 30, 2013, the Fund held restricted securities, of which 0.52% were deemed illiquid. The restricted securities held as of June 30, 2013 are identified below.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

B.A.T. International Finance plc, 2.13%, 6/7/17, Callable 6/7/17 @ 25	5/31/12	$225,608	$225,000	$225,668	0.05%
Banc of America Large Loan, Inc., Series 2010, Class HLTN, 2.49%, 11/15/13	1/12/12	351,857	375,362	375,653	0.08%
Banco Bradesco (Cayman), 4.50%, 1/12/17	4/12/12	209,700	200,000	208,000	0.04%
Banco Santander Chile, 2.15%, 6/7/18	5/31/13	450,000	450,000	449,010	0.10%
Banco Santander SA, 4.13%, 11/9/22	11/6/12	147,275	150,000	140,625	0.03%
Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44	1/12/12	79,125	75,000	79,125	0.02%
Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38	1/17/12	250,985	240,000	172,800	0.04%
CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22	1/17/12	949,719	1,000,000	775,393	0.17%

29

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Capsugel Finance Co SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41	2/16/12	$108,250	$100,000	$143,947	0.03%
CIT Group, Inc., 4.75%, 2/15/15	1/7/13	279,641	265,000	269,306	0.06%
Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69	4/19/13	200,500	200,000	189,000	0.04%
CSG Guernsey I, Ltd., Series REGS, 7.87%, 2/24/41, Callable 8/24/16 @ 100	1/17/12	296,650	300,000	313,500	0.07%
Daimler Finance NA LLC, 0.88%, 1/9/15	1/7/13	449,525	449,000	450,422	0.10%
Dana Gas Sukuk, Ltd., 7.00%, 10/31/17	5/8/13	773,149	848,330	763,497	0.16%
Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 8/15/13 @ 109	5/8/13	785,521	858,310	849,727	0.18%
Delta Debtco, Ltd., 0.09%, 10/30/19	10/17/12	562,435	571,000	598,836	0.13%
Delta Topco, Ltd.	5/2/12	379,997	615,711	372,382	0.08%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	518,956	509,075	516,997	0.11%
Essar Energy plc, 4.25%, 2/1/16	3/19/13	244,876	300,000	246,000	0.05%
FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103	3/14/12	138,280	139,000	135,178	0.03%
Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17	1/17/12	201,520	200,000	206,079	0.04%
Hypermarcas SA, 6.50%, 4/20/21, Callable 4/20/16 @ 103.25	12/18/12	162,750	150,000	150,750	0.03%
Hyundai Capital America, Inc., 1.63%, 10/2/15	9/24/12	77,955	78,000	77,748	0.02%
Hyundai Capital America, Inc., 2.13%, 10/2/17	9/24/12	123,830	124,000	119,881	0.03%
Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104	2/1/12	209,805	231,190	195,355	0.04%
Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88	6/27/13	205,000	200,000	205,000	0.04%
Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88	1/12/12	198,750	200,000	271,364	0.06%
NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100	3/19/13	200,204	200,000	200,000	0.04%
Netherlands Government, 1.00%, 2/24/17	2/16/12	515,470	517,000	515,087	0.11%
Nordea Bank AB, 3.13%, 3/20/17	3/14/12	229,830	230,000	236,688	0.05%
Odebrecht Drilling VIII/IX, 6.35%, 6/30/21, Callable 6/30/20 @ 100	1/12/12	270,803	250,800	253,308	0.05%
OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25	1/12/12	556,938	875,000	275,625	0.06%
Project Eagle Shell	12/27/12	350,890	20,670	378,261	0.08%
Project Eagle Shell, Class A	2/26/13	4,089	240	4,392	0.00%
Project Eagle Shell, Series D	12/27/12	314,602	18,506	338,660	0.07%
Pyrus, Ltd., Series REGS, 7.50%, 12/20/15	1/12/12	420,250	400,000	503,200	0.11%
REI Agro, Ltd., Series REGS, 5.50%, 11/13/14	2/7/12	300,000	400,000	282,140	0.06%
Reliance Holdings USA, Inc., 4.50%, 10/19/20	4/13/12	315,120	325,000	319,661	0.07%
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	4/10/13	170,000	170,000	160,650	0.03%
Salesforce.com, Inc., 0.25%, 4/1/18	3/12/13	554,344	562,000	534,954	0.12%
Sberbank of Russia/SB Capital SA, 5.13%, 10/29/22	10/18/12	400,000	400,000	375,000	0.08%
Sun Hung Kai Properties, Series E, 4.50%, 2/14/22	4/23/12	197,818	200,000	197,044	0.04%
TFS Corp., Ltd., 0.00%, 7/15/18	6/6/12	—	157,250	12,173	0.00%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108	6/6/12	409,063	425,000	403,750	0.09%
TNK-BP Finance SA, 6.63%, 3/20/17	1/12/12	103,375	100,000	108,500	0.02%
TNK-BP Finance SA, Series 2, 7.50%, 7/18/16	6/26/13	121,825	110,000	121,963	0.03%
Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75	5/30/13	205,000	200,000	189,000	0.04%

30

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Viterra, Inc., 5.95%, 8/1/20	1/12/12	$89,380	$87,000	$91,987	0.02%
Vnesheconombank, 6.03%, 7/5/22	6/26/12	200,000	200,000	206,000	0.04%
Volkswagen International Finance NV, 5.50%, 11/9/15	11/6/12	513,863	300,000	400,518	0.09%
Zeus (Cayman), 0.66%, 8/19/13	2/7/12	33,660,000	34,000,000	334,308	0.07%
Zeus Cayman II, Series REGS, 1.02%, 8/18/16	1/25/12	19,100,000	20,000,000	267,346	0.06%
Ziggo BV, 3.63%, 3/27/20	3/21/13	99,800	100,000	126,935	0.03%

7. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $450,376,598. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$36,784,814
Unrealized depreciation	(16,251,612)

Net unrealized appreciation depreciation	$20,533,202

31

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL BlackRock Global Allocation Fund	$3,796,449	$—	$3,796,449

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL BlackRock Global Allocation Fund	$1,026,297	$—	$—	$17,440,241	$18,466,538

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2013, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 90% of the Fund.

10. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

32

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

33

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Columbia Mid Cap Value Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Columbia Mid Cap Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Columbia Mid Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Columbia Mid Cap Value Fund	$1,000.00	$1,151.60	$5.66	1.06%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Columbia Mid Cap Value Fund	$1,000.00	$1,019.54	$5.31	1.06%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Financials	27.5%
Industrials	12.6
Energy	12.1
Consumer Discretionary	9.7
Information Technology	8.8
Health Care	7.6
Utilities	7.6
Materials	6.3
Telecommunication Services	2.8
Consumer Staples	2.4

Total Common Stock	97.4
Unaffiliated Investment Company	2.7
Securities Held as Collateral for Securities on Loan	1.6

Total Investment Securities	101.7
Net other assets (liabilities)	(1.7)

Net Assets	100.0%

1

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value

Common Stocks (97.4%):
Airlines (0.5%):
29,650	United Continental Holdings, Inc.*	$927,749

Automobiles (1.2%):
41,486	Harley-Davidson, Inc.	2,274,263

Capital Markets (2.8%):
65,300	Raymond James Financial, Inc.	2,806,594
112,050	TD Ameritrade Holding Corp.	2,721,695

		5,528,289

Chemicals (2.8%):
38,729	Celanese Corp., Series A	1,735,059
16,375	International Flavor & Fragrances, Inc.	1,230,745
25,075	Methanex Corp.	1,072,959
10,673	PPG Industries, Inc.	1,562,634

		5,601,397

Commercial Banks (9.1%):
67,700	CIT Group, Inc.*	3,156,851
30,435	City National Corp.	1,928,666
38,775	Cullen/Frost Bankers, Inc.^	2,589,007
68,150	East West Bancorp, Inc.	1,874,125
234,691	Fifth Third Bancorp	4,236,172
20,101	SVB Financial Group*	1,674,815
87,556	Zions Bancorp	2,528,617

		17,988,253

Communications Equipment (0.9%):
7,275	F5 Networks, Inc.*	500,520
67,800	Juniper Networks, Inc.*	1,309,218

		1,809,738

Computers & Peripherals (1.6%):
32,375	Diebold, Inc.	1,090,714
33,550	SanDisk Corp.*	2,049,905

		3,140,619

Containers & Packaging (2.7%):
71,200	MeadWestvaco Corp.	2,428,632
59,075	Packaging Corp. of America	2,892,312

		5,320,944

Electric Utilities (3.9%):
24,100	Edison International	1,160,656
65,850	Great Plains Energy, Inc.	1,484,259
135,850	NV Energy, Inc.	3,187,041
63,950	PPL Corp.	1,935,127

		7,767,083

Electrical Equipment (3.1%):
65,700	Babcock & Wilcox Co. (The)	1,972,971
61,895	Eaton Corp. plc	4,073,310

		6,046,281

Electronic Equipment, Instruments & Components (1.0%):
23,525	Arrow Electronics, Inc.*	937,471
38,800	FLIR Systems, Inc.	1,046,436

		1,983,907

Shares		Fair Value

Common Stocks, continued
Energy Equipment & Services (4.9%):
42,425	Cameron International Corp.*	$2,594,713
38,325	Ensco plc, Class A, ADR	2,227,449
21,800	Oceaneering International, Inc.	1,573,960
89,400	Superior Energy Services, Inc.*	2,319,036
73,575	Weatherford International, Ltd.*	1,007,978

		9,723,136

Food Products (1.7%):
14,875	Hershey Co.	1,328,040
18,856	J.M. Smucker Co. (The)	1,944,996

		3,273,036

Gas Utilities (1.0%):
83,175	Questar Corp.	1,983,724

Health Care Equipment & Supplies (3.2%):
13,800	Cooper Cos., Inc. (The)	1,642,890
26,825	Teleflex, Inc.	2,078,669
34,100	Zimmer Holdings, Inc.	2,555,454

		6,277,013

Hotels, Restaurants & Leisure (2.0%):
13,881	Norwegian Cruise Line Holdings, Ltd.*	420,733
37,300	Royal Caribbean Cruises, Ltd.	1,243,582
36,000	Starwood Hotels & Resorts Worldwide, Inc.	2,274,840

		3,939,155

Household Durables (1.3%):
121,742	D.R. Horton, Inc.	2,590,670

Independent Power Producers & Energy Traders (1.2%):
65,600	Calpine Corp.*	1,392,688
35,500	NRG Energy, Inc.	947,850

		2,340,538

Industrial Conglomerates (0.7%):
23,400	Carlisle Cos., Inc.	1,458,054

Insurance (5.7%):
42,700	Aon plc	2,747,745
46,050	Axis Capital Holdings, Ltd.	2,108,169
100,189	Hartford Financial Services Group, Inc. (The)	3,097,844
85,897	Principal Financial Group, Inc.	3,216,843

		11,170,601

Internet & Catalog Retail (1.1%):
98,625	Liberty Media Corp. – Interactive, Class A*	2,269,361

Machinery (4.7%):
27,525	Crane Co.	1,649,298
44,975	Dover Corp.	3,492,758
32,200	Navistar International Corp.*^	893,872
23,250	PACCAR, Inc.	1,247,595
25,848	Stanley Black & Decker, Inc.	1,998,050

		9,281,573

Media (1.5%):
68,131	DISH Network Corp., Class A	2,896,930

Metals & Mining (0.8%):
101,125	Steel Dynamics, Inc.	1,507,774

Multiline Retail (1.7%):
68,200	Macy’s, Inc.	3,273,600

Continued

2

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Multi-Utilities (1.5%):
47,975	CMS Energy Corp.	$1,303,481
20,202	Sempra Energy	1,651,715

		2,955,196

Office Electronics (1.0%):
209,675	Xerox Corp.	1,901,752

Oil, Gas & Consumable Fuels (7.2%):
27,025	Cabot Oil & Gas Corp.	1,919,316
49,800	Chesapeake Energy Corp.	1,014,924
18,751	Cimarex Energy Co.	1,218,627
20,925	Gulfport Energy Corp.*	984,940
41,125	Marathon Petroleum Corp.	2,922,342
61,650	Noble Energy, Inc.	3,701,465
71,251	Peabody Energy Corp.	1,043,115
31,402	Whiting Petroleum Corp.*	1,447,318

		14,252,047

Personal Products (0.7%):
70,150	Avon Products, Inc.	1,475,255

Pharmaceuticals (4.4%):
26,203	Actavis, Inc.*	3,307,342
71,400	Forest Laboratories, Inc.*	2,927,400
17,250	Jazz Pharmaceuticals plc*	1,185,593
18,525	Salix Pharmaceuticals, Ltd.*	1,225,429

		8,645,764

Real Estate Investment Trusts (REITs) (7.8%):
44,375	Colony Financial, Inc.	882,619
149,848	Host Hotels & Resorts, Inc.	2,527,936
48,047	Rayonier, Inc.	2,661,322
25,375	SL Green Realty Corp.	2,237,821
30,325	Taubman Centers, Inc.	2,278,924
98,650	UDR, Inc.	2,514,589
83,760	Weyerhaeuser Co.	2,386,322

		15,489,533

Real Estate Management & Development (0.9%):
79,850	CBRE Group, Inc.*	1,865,296

Road & Rail (2.5%):
122,800	Hertz Global Holdings, Inc.*	3,045,440
31,675	Ryder System, Inc.	1,925,523

		4,970,963

Shares or Principal Amount		Fair Value

Common Stocks, continued
Semiconductors & Semiconductor Equipment (3.4%):
21,750	Avago Technologies, Ltd.	$813,015
26,900	KLA-Tencor Corp.	1,499,136
50,025	Maxim Integrated Products, Inc.	1,389,695
71,975	Micron Technology, Inc.*	1,031,402
33,325	Nxp Semiconductors NV*	1,032,409
47,875	Skyworks Solutions, Inc.*	1,047,984

		6,813,641

Software (0.9%):
28,100	Autodesk, Inc.*	953,714
33,450	PTC, Inc.*	820,529

		1,774,243

Specialty Retail (0.9%):
39,150	Abercrombie & Fitch Co., Class A	1,771,538

Thrifts & Mortgage Finance (1.2%):
156,475	People’s United Financial, Inc.	2,331,478

Trading Companies & Distributors (1.1%):
78,346	AerCap Holdings NV*	1,367,921
16,500	United Rentals, Inc.*	823,515

		2,191,436

Wireless Telecommunication Services (2.8%):
26,675	SBA Communications Corp., Class A*	1,977,151
443,775	Sprint Nextel Corp.*	3,115,300
18,675	Telephone & Data Systems, Inc.	460,339

		5,552,790

Total Common Stocks (Cost $152,369,206)		192,364,620

Securities Held as Collateral for Securities on Loan (1.6%):
$3,122,851	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	3,122,851

Total Securities Held as Collateral for Securities on Loan (Cost $3,122,851)		3,122,851

Unaffiliated Investment Company (2.7%):
5,343,090	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	5,343,090

Total Unaffiliated Investment Company (Cost $5,343,090)		5,343,090

Total Investment Securities (Cost $160,835,147)(c) — 101.7%		200,830,561
Net other assets (liabilities) — (1.7)%		(3,376,590)

Net Assets — 100.0%		$197,453,971

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $3,041,842.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Bermuda	1.0%
Canada	0.5%
Ireland (Republic of)	2.0%
Liberia	0.6%
Netherlands	1.2%
Singapore	0.4%
Switzerland	0.5%
United Kingdom	2.5%
United States	91.3%

100.0%

See accompanying notes to the financial statements.

4

AZL Columbia Mid Cap Value Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$160,835,147

Investment securities, at value*	$200,830,561
Interest and dividends receivable	225,251
Receivable for capital shares issued	228,530
Prepaid expenses	1,191

Total Assets	201,285,533

Liabilities:
Payable for investments purchased	522,238
Payable for collateral received on loaned securities	3,122,851
Manager fees payable	122,501
Administration fees payable	6,645
Distribution fees payable	40,833
Custodian fees payable	680
Administrative and compliance services fees payable	1,237
Trustee fees payable	4,226
Other accrued liabilities	10,351

Total Liabilities	3,831,562

Net Assets	$197,453,971

Net Assets Consist of:
Capital	$160,809,098
Accumulated net investment income/(loss)	1,844,626
Accumulated net realized gains/(losses) from investment transactions	(5,195,167)
Net unrealized appreciation/(depreciation) on investments	39,995,414

Net Assets	$197,453,971

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,396,584
Net Asset Value (offering and redemption price per share)	$10.18

*	Includes securities on loan of $3,041,842

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$1,501,505
Income from securities lending	5,828
Foreign withholding tax	(1,291)

Total Investment Income	1,506,042

Expenses:
Manager fees	709,282
Administration fees	32,504
Distribution fees	236,427
Custodian fees	5,503
Administrative and compliance services fees	2,336
Trustee fees	5,750
Professional fees	7,241
Shareholder reports	6,451
Other expenses	2,374

Total expenses before reductions	1,007,868
Less expenses paid indirectly	(8,587)

Net expenses	999,281

Net Investment Income/(Loss)	506,761

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	9,708,045
Change in net unrealized appreciation/depreciation on investments	15,643,127

Net Realized/Unrealized Gains/(Losses) on Investments	25,351,172

Change in Net Assets Resulting From Operations	$25,857,933

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Columbia Mid Cap Value Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$506,761	$1,343,018
Net realized gains/(losses) on investment transactions	9,708,045	11,024,760
Change in unrealized appreciation/depreciation on investments	15,643,127	10,002,097

Change in net assets resulting from operations	25,857,933	22,369,875

Dividends to Shareholders:
From net investment income	—	(878,246)

Change in net assets resulting from dividends to shareholders	—	(878,246)

Capital Transactions:
Proceeds from shares issued	14,249,101	27,816,912
Proceeds from dividends reinvested	—	878,246
Value of shares redeemed	(11,784,128)	(13,845,489)

Change in net assets resulting from capital transactions	2,464,973	14,849,669

Change in net assets	28,322,906	36,341,298
Net Assets:
Beginning of period	169,131,065	132,789,767

End of period	$197,453,971	$169,131,065

Accumulated net investment income/(loss)	$1,844,626	$1,337,865

Share Transactions:
Shares issued	1,464,999	3,351,896
Dividends reinvested	—	102,122
Shares redeemed	(1,195,963)	(1,657,298)

Change in shares	269,036	1,796,720

See accompanying notes to the financial statements.

6

AZL Columbia Mid Cap Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$8.84		$7.66	$8.02	$6.58	$5.01	$10.53

Investment Activities:
Net Investment Income/(Loss)	0.03		0.07	0.05	0.07	0.03	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.31		1.16	(0.34)	1.41	1.59	(5.53)

Total from Investment Activities	1.34		1.23	(0.29)	1.48	1.62	(5.47)

Dividends to Shareholders From:
Net Investment Income	—		(0.05)	(0.07)	(0.04)	(0.05)	(0.05)

Total Dividends	—		(0.05)	(0.07)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$10.18		$8.84	$7.66	$8.02	$6.58	$5.01

Total Return(a)	15.16	%(b)	16.03%	(3.57)%	22.66%	32.30%	(52.15)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$197,454		$169,131	$132,790	$133,340	$100,908	$523,130
Net Investment Income/(Loss)(c)	0.54%		0.88%	0.62%	1.12%	0.98%	0.74%
Expenses Before Reductions(c)(d)	1.06%		1.07%	1.08%	1.10%	1.13%	1.13%
Expenses Net of Reductions(c)	1.06%		1.05%	1.06%	1.04%	1.07%	1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.06%		1.07%	1.08%	1.10%	1.13%	1.13%
Portfolio Turnover Rate	30	%(b)	50%	53%	71%	67%	99%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Columbia Mid Cap Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $4 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $579 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Columbia Management Investment Advisers, LLC (“CMIA”), CMIA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

9

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Columbia Mid Cap Value Fund	0.75%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $1,243 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less

10

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$192,364,620	$—	$—	$192,364,620
Securities Held as Collateral for Securities on Loan	—	3,122,851	—	3,122,851
Unaffiliated Investment Company	5,343,090	—	—	5,343,090

Total Investment Securities	$197,707,710	$3,122,851	$—	$200,830,561

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Mid Cap Value Fund	$58,236,279	$55,470,975

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $161,293,462. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$42,312,817
Unrealized depreciation	(2,775,718)

Net unrealized appreciation depreciation	$39,537,099

11

AZL Columbia Mid Cap Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL Columbia Mid Cap Value Fund	$14,402,159

During the year ended December 31, 2012, the Fund utilized $10,896,104 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Columbia Mid Cap Value Fund	$878,246	$—	$878,246

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Columbia Mid Cap Value Fund	$1,337,866	$—	$(14,402,159)	$23,851,233	$10,786,940

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Columbia Small Cap Value Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Columbia Small Cap Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Columbia Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Columbia Small Cap Value Fund	$1,000.00	$1,144.30	$6.06	1.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Columbia Small Cap Value Fund	$1,000.00	$1,019.14	$5.71	1.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	31.3%
Industrials	14.5
Information Technology	11.4
Consumer Discretionary	10.6
Energy	7.4
Utilities	6.8
Health Care	6.7
Materials	5.3
Consumer Staples	3.4
Telecommunication Services	1.3

Total Common Stock	98.7
Securities Held as Collateral for Securities on Loan	6.2
Unaffiliated Investment Company	0.8

Total Investment Securities	105.7
Net other assets (liabilities)	(5.7)

Net Assets	100.0%

1

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Aerospace & Defense (1.9%):
25,250	AAR Corp.	$554,995
25,700	Curtiss-Wright Corp.	952,442
18,720	Esterline Technologies Corp.*	1,353,269

		2,860,706

Airlines (0.4%):
103,752	Hawaiian Holdings, Inc.*	633,925

Application Software (0.4%):
42,330	Tangoe, Inc.*	653,152

Auto Components (1.4%):
78,105	Dana Holding Corp.	1,504,303
29,213	Gentherm, Inc.*	542,485

		2,046,788

Biotechnology (0.2%):
210,851	Dynavax Technologies Corp.*^	231,936

Building Products (0.4%):
14,561	Universal Forest Products, Inc.	581,275

Capital Markets (0.6%):
103,898	GFI Group, Inc.	406,241
30,866	INTL FCStone, Inc.*	538,612

		944,853

Chemicals (3.0%):
22,381	A. Schulman, Inc.	600,258
50,345	Chemtura Corp.*	1,022,004
22,984	LSB Industries, Inc.*	698,943
25,230	Minerals Technologies, Inc.	1,043,009
33,601	OM Group, Inc.*	1,038,943

		4,403,157

Commercial Banks (10.8%):
39,501	Ameris Bancorp*	665,592
11,124	BancFirst Corp.	517,822
14,070	Banner Corp.	475,425
26,511	Bryn Mawr Bank Corp.	634,408
36,920	Chemical Financial Corp.	959,551
56,510	Columbia Banking System, Inc.	1,345,503
22,420	Community Trust Bancorp, Inc.	798,600
3,138	First Citizens BancShares, Inc., Class A	602,653
114,800	First Commonwealth Financial Corp.	846,076
25,837	First Financial Corp.	800,689
72,360	FirstMerit Corp.	1,449,370
57,230	Glacier Bancorp, Inc.	1,269,934
38,542	Hancock Holding Co.	1,158,958
16,482	Hudson Valley Holding Corp.	279,864
43,179	Investors Bancorp, Inc.	910,213
22,082	Merchants Bancshares, Inc.	652,965
18,363	Northrim Bancorp, Inc.	444,201
178,276	Synovus Financial Corp.	520,566
21,770	Union First Market Bankshares Corp.	448,244
3,062	Washington Banking Co.	43,480
29,244	Wintrust Financial Corp.	1,119,460

		15,943,574

Commercial Services & Supplies (2.3%):
70,500	Acco Brands Corp.*	448,380
12,322	Consolidated Graphics, Inc.*	579,257

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
23,047	Ennis, Inc.	$398,483
65,540	Steelcase, Inc., Class A	955,573
11,790	UniFirst Corp.	1,075,838

		3,457,531

Communications Equipment (0.2%):
72,395	Symmetricom, Inc.*	325,054

Construction & Engineering (0.4%):
34,926	KHD Humboldt Wedag International AG^	209,434
13,335	Layne Christensen Co.*	260,166
19,895	Sterling Construction Co., Inc.*	180,249

		649,849

Consumer Finance (0.6%):
19,799	Cash America International, Inc.	900,063

Containers & Packaging (1.3%):
36,148	Greif, Inc., Class A	1,903,915

Diversified Consumer Services (0.3%):
34,238	Lincoln Educational Services Corp.	180,434
30,270	Universal Technical Institute, Inc.	312,689

		493,123

Diversified Financial Services (0.9%):
45,890	Interactive Brokers Group, Inc., Class A	732,863
27,640	PICO Holdings, Inc.*	579,334

		1,312,197

Diversified Telecommunication Services (0.7%):
33,139	Alteva, Inc.	327,413
55,350	Cbeyond, Inc.*	433,944
46,250	Neutral Tandem, Inc.	265,938

		1,027,295

Electric Utilities (3.8%):
19,858	ALLETE, Inc.	989,921
27,860	El Paso Electric Co.	983,737
27,940	IDACORP, Inc.	1,334,414
18,348	MGE Energy, Inc.	1,004,736
42,276	Portland General Electric Co.	1,293,223

		5,606,031

Electrical Equipment (1.8%):
30,750	Brady Corp., Class A	944,948
24,392	EnerSys	1,196,184
70,048	GrafTech International, Ltd.*^	509,949

		2,651,081

Electronic Equipment, Instruments & Components (2.2%):
36,845	Electro Scientific Industries, Inc.	396,452
50,900	GSI Group, Inc.*	409,236
15,396	Littlelfuse, Inc.	1,148,696
12,343	Measurement Specialties, Inc.*	574,320
11,822	MTS Systems Corp.	669,125

		3,197,829

Energy Equipment & Services (3.7%):
15,252	Dawson Geophysical Co.*	562,189
20,026	Gulf Island Fabrication, Inc.	383,498
62,050	Newpark Resources, Inc.*	681,929
42,200	Patterson-UTI Energy, Inc.	816,781

Continued

2

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
36,970	Tesco Corp.*	$489,853
60,024	TETRA Technologies, Inc.*	615,846
50,323	TGC Industries, Inc.	413,655
27,179	Tidewater, Inc.	1,548,388

		5,512,139

Food & Staples Retailing (1.2%):
12,609	Andersons, Inc. (The)	670,673
25,872	Harris Teeter Supermarkets, Inc.	1,212,362

		1,883,035

Food Products (1.9%):
54,610	Chiquita Brands International, Inc.*	596,341
50,390	Darling International, Inc.*	940,278
48,400	Fresh Del Monte Produce, Inc.	1,349,392

		2,886,011

Gas Utilities (1.7%):
1,480	Chesapeake Utilities Corp.	76,205
25,006	Laclede Group, Inc. (The)	1,141,774
26,894	Southwest Gas Corp.	1,258,370

		2,476,349

Health Care Equipment & Supplies (1.5%):
32,589	AngioDynamics, Inc.*	367,604
26,460	CONMED Corp.	826,611
8,703	ICU Medical, Inc.*	627,138
16,098	Orthofix International NV*	433,036

		2,254,389

Health Care Providers & Services (2.8%):
20,250	Centene Corp.*	1,062,315
11,751	Chemed Corp.^	851,125
17,820	Magellan Health Services, Inc.*	999,346
24,530	Molina Healthcare, Inc.*	912,025
17,783	Triple-S Management Corp., Class B*	381,801

		4,206,612

Health Care Technology (0.5%):
59,010	Allscripts Healthcare Solutions, Inc.*	763,589

Hotels Restaurants & Leisure (1.8%):
22,722	Del Frisco’s Restaurant Group, Inc.*	486,478

25,670	Life Time Fitness, Inc.*	1,286,324
16,429	Red Robin Gourmet Burgers*	906,552

		2,679,354

Household Durables (0.3%):
8,518	Cavco Industries, Inc.*	429,733

Insurance (8.1%):
10,770	Allied World Assurance Co. Holdings AG	985,563
59,039	American Equity Investment Life Holding Co.	926,911
21,642	Argo Group International Holdings, Ltd.	917,404
22,799	Baldwin & Lyons, Inc., Class B	553,560
26,568	EMC Insurance Group, Inc.	697,676
19,410	Endurance Specialty Holdings, Ltd.	998,644
11,618	FBL Financial Group, Inc., Class A	505,499
21,681	Hanover Insurance Group, Inc. (The)	1,060,852
34,838	Horace Mann Educators Corp.	849,350
21,785	Kemper Corp.	746,136

Shares		Fair Value
Common Stocks, continued
Insurance, continued
3,282	National Western Life Insurance Co., Class A	$623,088
13,340	Navigators Group, Inc.*	760,914
14,360	Safety Insurance Group, Inc.	696,604
71,886	Symetra Financial Corp.	1,149,456
27,047	United Fire Group, Inc.	671,577

		12,143,234

Internet Software & Services (1.4%):
30,707	j2 Global, Inc.^	1,305,355
31,980	ValueClick, Inc.*	789,266

		2,094,621

IT Services (1.2%):
50,814	Global Cash Access Holdings, Inc.*	318,096
33,655	MoneyGram International, Inc.*	762,286
27,880	TeleTech Holdings, Inc.*	653,228

		1,733,610

Machinery (5.7%):
23,901	Albany International Corp., Class A	788,255
22,861	Altra Holdings, Inc.	625,934
37,382	Briggs & Stratton Corp.^	740,164
13,655	CIRCOR International, Inc.	694,493
18,613	Dynamic Materials Corp.	307,301
15,811	EnPro Industries, Inc.*	802,566
17,233	FreightCar America, Inc.	292,789
9,254	Gorman-Rupp Co. (The)	294,647
21,050	ITT Corp.	619,080
17,030	Kadant, Inc.	513,795
16,120	L.B. Foster Co., Class A	695,900
17,466	Mueller Industries, Inc.	880,810
43,947	Titan International, Inc.^	741,386
22,190	Twin Disc, Inc.^	525,903

		8,523,023

Metals & Mining (0.8%):
215,850	Hecla Mining Co.^	643,233
25,502	Olympic Steel, Inc.	624,799

		1,268,032

Multi-Utilities (1.3%):
37,708	Avista Corp.	1,018,870
28,636	Vectren Corp.	968,756

		1,987,626

Oil, Gas & Consumable Fuels (3.7%):
39,260	Bill Barrett Corp.*^	793,837
53,695	Cloud Peak Energy, Inc.*	884,894
56,800	Energy XXI (Bermuda), Ltd.	1,259,824
149,700	Forest Oil Corp.*^	612,273
34,170	Rex Energy Corp.*	600,709
39,416	Stone Energy Corp.*	868,334
106,074	VAALCO Energy, Inc.*	606,743

		5,626,614

Paper & Forest Products (0.2%):
26,387	Wausau Paper Corp.	300,812

Personal Products (0.3%):
18,148	Inter Parfums, Inc.	517,581

Continued

3

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (1.7%):
12,313	Hi-Tech Pharmacal Co., Inc.	$408,792
47,700	Impax Laboratories, Inc.*	951,615
16,712	Questcor Pharmaceuticals, Inc.^	759,728
62,907	Supernus Pharmaceuticals, Inc.*^	404,492

		2,524,627

Professional Services (0.4%):
35,509	Korn/Ferry International*	665,439

Real Estate Investment Trusts (REITs) (6.9%):
39,506	Associated Estates Realty Corp.^	635,256
41,695	Chesapeake Lodging Trust	866,839
55,680	Colonial Properties Trust	1,343,002
83,607	Cousins Properties, Inc.	844,431
55,930	LaSalle Hotel Properties	1,381,471
14,748	National Health Investors, Inc.	882,815
17,846	Potlatch Corp.	721,692
29,440	Sabra Health Care REIT, Inc.	768,678
27,610	Select Income REIT	774,184
107,319	Sunstone Hotel Investors, Inc.*	1,296,414
44,337	Terreno Realty Corp.	821,565

		10,336,347

Road & Rail (1.2%):
49,362	Heartland Express, Inc.	684,651
41,376	Werner Enterprises, Inc.	1,000,058

		1,684,709

Semiconductors & Semiconductor (0.2%):
20,334	MA-COM Technology Solutions Holdings, Inc.*	296,876

Semiconductors & Semiconductor Equipment (4.7%):
27,270	ATMI, Inc.*	644,936
87,430	Cypress Semiconductor Corp.^	938,124
105,390	Entegris, Inc.*	989,612
99,730	Integrated Device Technology, Inc.*	791,856
36,674	MKS Instruments, Inc.	973,328
179,700	RF Micro Devices, Inc.*	961,395
25,640	Silicon Laboratories, Inc.*	1,061,752
45,060	Teradyne, Inc.*^	791,704

		7,152,707

Software (1.1%):
36,650	Progress Software Corp.*	843,317
32,843	PTC, Inc.*	805,639

		1,648,956

Specialty Retail (4.3%):
8,230	Children’s Place Retail Stores, Inc. (The)*	451,004
63,846	Destination XL Group, Inc.*	404,784

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail, continued
45,315	Finish Line, Inc. (The), Class A	$990,585
27,057	Haverty Furniture Co., Inc.	622,582
9,160	Men’s Wearhouse, Inc. (The)	346,706
66,610	Pier 1 Imports, Inc.	1,564,668
31,109	Select Comfort Corp.*	779,592
25,652	Shoe Carnival, Inc.	615,905
24,159	Stage Store, Inc.	567,737

		6,343,563

Textiles, Apparel & Luxury Goods (2.5%):
49,360	Crocs, Inc.*	814,440
20,500	Deckers Outdoor Corp.*^	1,035,455
17,340	G-III Apparel Group, Ltd.*	834,401
21,160	Steven Madden, Ltd.*	1,023,721

		3,708,017

Thrifts & Mortgage Finance (3.4%):
111,577	Bank Mutual Corp.	629,294
9,994	BankFinancial Corp.	84,949
35,705	BankUnited, Inc.	928,687
77,876	Brookline Bancorp, Inc.	675,964
45,019	Home Federal Bancorp, Inc.	573,542
46,360	Provident New York Bancorp	433,002
67,716	Washington Federal, Inc.	1,278,478
8,415	WSFS Financial Corp.	440,862

		5,044,778

Wireless Telecommunication Services (0.6%):
27,156	NTELOS Holdings Corp.	446,988
31,049	Shenandoah Telecommunications Co.	517,897

		964,885

Total Common Stocks (Cost $120,670,351)		147,480,602

Securities Held as Collateral for Securities on Loan (6.2%):
$9,312,528	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	9,312,528

Total Securities Held as Collateral for Securities on Loan (Cost $9,312,528)		9,312,528

Unaffiliated Investment Company (0.8%):
1,248,684	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	1,248,684

Total Unaffiliated Investment Company (Cost $1,248,684)		1,248,684

Total Investment Securities (Cost $131,231,563)(c) — 105.7%		158,041,814
Net other assets (liabilities) — (5.7)%		(8,477,802)

Net Assets — 100.0%		$149,564,012

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $9,032,299.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

4

AZL Columbia Small Cap Value Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$131,231,563

Investment securities, at value*	$158,041,814
Interest and dividends receivable	173,578
Foreign currency, at value (cost $10,318)	10,329
Receivable for investments sold	2,090,237
Reclaims receivable	776
Prepaid expenses	656

Total Assets	160,317,390

Liabilities:
Payable for investments purchased	1,191,606
Payable for capital shares redeemed	79,532
Payable for collateral received on loaned securities	9,312,528
Manager fees payable	100,756
Administration fees payable	5,837
Distribution fees payable	31,486
Custodian fees payable	3,915
Administrative and compliance services fees payable	1,953
Trustee fees payable	6,674
Other accrued liabilities	19,091

Total Liabilities	10,753,378

Net Assets	$149,564,012

Net Assets Consist of:
Capital	$107,389,592
Accumulated net investment income/(loss)	2,076,155
Accumulated net realized gains/(losses) from investment transactions	13,288,002
Net unrealized appreciation/(depreciation) on investments	26,810,263

Net Assets	$149,564,012

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,866,732
Net Asset Value (offering and redemption price per share)	$12.60

*	Includes securities on loan of $9,032,299

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$1,193,819
Income from securities lending	60,883
Foreign withholding tax	(1,026)

Total Investment Income	1,253,676

Expenses:
Manager fees	663,349
Administration fees	26,958
Distribution fees	184,263
Custodian fees	15,843
Administrative and compliance services fees	1,931
Trustee fees	4,753
Professional fees	6,261
Shareholder reports	6,579
Other expenses	2,126

Total expenses before reductions	912,063
Less expenses voluntarily waived/reimbursed by the Manager	(73,705)
Less expenses paid indirectly	(24,998)

Net expenses	813,360

Net Investment Income/(Loss)	440,316

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	8,942,705
Change in net unrealized appreciation/depreciation on investments	10,271,497

Net Realized/Unrealized Gains/(Losses) on Investments	19,214,202

Change in Net Assets Resulting From Operations	$19,654,518

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Columbia Small Cap Value Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$440,316	$1,575,178
Net realized gains/(losses) on investment transactions	8,942,705	8,287,939
Change in unrealized appreciation/depreciation on investments	10,271,497	7,230,075

Change in net assets resulting from operations	19,654,518	17,093,192

Dividends to Shareholders:
From net investment income	—	(640,095)
From net realized gains	—	(2,833,041)

Change in net assets resulting from dividends to shareholders	—	(3,473,136)

Capital Transactions:
Proceeds from shares issued	7,248,542	23,633,176
Proceeds from dividends reinvested	—	3,473,136
Value of shares redeemed	(15,481,148)	(47,471,789)

Change in net assets resulting from capital transactions	(8,232,606)	(20,365,477)

Change in net assets	11,421,912	(6,745,421)
Net Assets:
Beginning of period	138,142,100	144,887,521

End of period	$149,564,012	$138,142,100

Accumulated net investment income/(loss)	$2,076,155	$1,635,839

Share Transactions:
Shares issued	604,672	2,236,640
Dividends reinvested	—	322,482
Shares redeemed	(1,276,814)	(4,338,583)

Change in shares	(672,142)	(1,779,461)

See accompanying notes to the financial statements.

6

AZL Columbia Small Cap Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$11.02		$10.12	$10.88	$8.67	$6.97	$11.29

Investment Activities:
Net Investment Income/(Loss)	0.04		0.12	0.06	0.05	0.02	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	1.54		1.00	(0.74)	2.19	1.70	(3.43)

Total from Investment Activities	1.58		1.12	(0.68)	2.24	1.72	(3.39)

Dividends to Shareholders From:
Net Investment Income	—		(0.04)	(0.08)	(0.03)	(0.02)	(0.05)
Net Realized Gains	—		(0.18)	—	—	—	(0.88)

Total Dividends	—		(0.22)	(0.08)	(0.03)	(0.02)	(0.93)

Net Asset Value, End of Period	$12.60		$11.02	$10.12	$10.88	$8.67	$6.97

Total Return(a)	14.43	%(b)	11.13%	(6.21)%	25.93%	24.69%	(32.09)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$149,564		$138,142	$144,888	$167,622	$87,683	$36,420
Net Investment Income/(Loss)(c)	0.60%		1.03%	0.48%	0.80%	0.60%	0.52%
Expenses Before Reductions(c)(d)	1.24%		1.25%	1.25%	1.27%	1.40%	1.49%
Expenses Net of Reductions(c)	1.10%		1.15%	1.18%	1.16%	1.30%	1.37%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.14%		1.18%	1.20%	1.22%	1.35%	1.37%
Portfolio Turnover Rate	26	%(b)	58%	36%	37%	46%	214%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Columbia Small Cap Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $11 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $6,151 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Columbia Management Investment Advisers, LLC (“CMIA”), CMIA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

9

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Columbia Small Cap Value Fund	0.90%	1.35%

*	The Manager voluntarily reduced the management fee to 0.80% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $986 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

10

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Construction & Engineering	$440,415	$209,434	$—	$649,849
All Other Common Stocks+	146,830,753	—	—	146,830,753
Securities Held as Collateral for Securities on Loan	—	9,312,528	—	9,312,528
Unaffiliated Investment Company	1,248,684	—	—	1,248,684

Total Investment Securities	$148,519,852	$9,521,962	$—	$158,041,814

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Small Cap Value Fund	$37,155,243	$46,357,194

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $133,465,149. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,722,899
Unrealized depreciation	(5,146,234)

Net unrealized appreciation depreciation	$24,576,665

11

AZL Columbia Small Cap Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Columbia Small Cap Value Fund	$640,095	$2,833,041	$3,473,136

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Columbia Small Cap Value Fund	$2,750,699	$5,859,359	$—	$13,909,844	$22,519,902

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

At a Board meeting on June 12, 2013, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Federated Clover Small Value Fund will acquire the assets and liabilities of the AZL Columbia Small Cap Value Fund. If approved by the shareholders, the reorganization is expected to be completed on or about November 15, 2013.

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no additional subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Davis New York Venture Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Davis New York Venture Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Davis New York Venture Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Davis New York Venture Fund	$1,000.00	$1,150.50	$5.44	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Davis New York Venture Fund	$1,000.00	$1,019.74	$5.11	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	37.4%
Consumer Staples	13.3
Information Technology	10.7
Consumer Discretionary	9.5
Health Care	7.1
Energy	6.4
Materials	6.1
Industrials	4.8
Services	1.1
Telecommunication Services	0.2

Total Common Stock	96.6
Unaffiliated Investment Company	3.2
Yankee Dollar	—	^
Securities Held as Collateral for Securities on Loan	—	^

Total Investment Securities	99.8
Net other assets (liabilities)	0.2

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Davis New York Venture Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (96.6%):
Automobiles (0.3%):
30,240	Harley-Davidson, Inc.	$1,657,757

Beverages (3.2%):
180,970	Coca-Cola Co. (The)	7,258,707
40,550	Diageo plc, ADR	4,661,223
62,586	Heineken Holding NV	3,505,415

		15,425,345

Capital Markets (8.9%):
27,780	Ameriprise Financial, Inc.	2,246,846
906,534	Bank of New York Mellon Corp. (The)	25,428,279
263,310	Charles Schwab Corp. (The)	5,590,071
13,450	Goldman Sachs Group, Inc. (The)	2,034,313
180,467	Julius Baer Group, Ltd.	7,014,692

		42,314,201

Chemicals (5.8%):
80,430	Air Products & Chemicals, Inc.	7,364,974
69,450	Ecolab, Inc.	5,916,446
74,157	Monsanto Co.	7,326,712
71,686	Potash Corp. of Saskatchewan, Inc.	2,733,387
35,400	Praxair, Inc.	4,076,664

		27,418,183

Commercial Banks (6.0%):
693,876	Wells Fargo & Co.	28,636,263

Commercial Services & Supplies (0.6%):
108,264	Iron Mountain, Inc.	2,880,905

Computers & Peripherals (0.4%):
70,610	Hewlett-Packard Co.	1,751,128

Construction Materials (0.3%):
12,770	Martin Marietta Materials, Inc.	1,256,823

Consumer Finance (6.5%):
413,990	American Express Co.	30,949,892

Diversified Financial Services (1.3%):
10,750	CME Group, Inc.	816,785
102,096	JPMorgan Chase & Co.	5,389,648

		6,206,433

Electrical Equipment (0.6%):
40,910	Emerson Electric Co.	2,231,231
8,310	Schneider Electric SA	599,047

		2,830,278

Energy Equipment & Services (1.3%):
50,430	Schlumberger, Ltd.	3,613,814
46,709	Transocean, Ltd.	2,239,697

		5,853,511

Food & Staples Retailing (9.2%):
134,420	Costco Wholesale Corp.	14,862,819
497,389	CVS Caremark Corp.	28,440,703
24,670	Sysco Corp.	842,727

		44,146,249

Food Products (0.2%):
12,070	Nestle SA, Registered Shares	789,665

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (6.7%):
203,520	Express Scripts Holding Co.*	$12,555,149
69,150	Laboratory Corp. of America Holdings*	6,921,915
193,680	UnitedHealth Group, Inc.	12,682,166

		32,159,230

Household Durables (0.1%):
14,272	Hunter Douglas NV	570,272

Insurance (13.1%):
53,940	ACE, Ltd.	4,826,551
17,960	Alleghany Corp.*	6,884,248
145	Berkshire Hathaway, Inc., Class A*	24,446,999
23,870	Everest Re Group, Ltd.	3,061,566
1,990	Fairfax Financial Holdings, Ltd. (a)	782,770
6,710	Fairfax Financial Holdings, Ltd.	2,617,571
200,170	Loews Corp.	8,887,548
2,070	Markel Corp.*	1,090,787
413,140	Progressive Corp. (The)	10,502,018

		63,100,058

Internet & Catalog Retail (1.2%):
149,590	Liberty Media Corp. - Interactive, Class A*	3,442,066
10,081	Liberty Ventures, Inc., Series A*	856,986
6,190	Netflix, Inc.*	1,306,647

		5,605,699

Internet Software & Services (4.8%):
26,091	Google, Inc., Class A*	22,969,734

IT Services (1.3%):
9,380	International Business Machines Corp.	1,792,612
25,000	Visa, Inc., Class A	4,568,750

		6,361,362

Life Sciences Tools & Services (0.4%):
41,510	Agilent Technologies, Inc.	1,774,968

Machinery (1.3%):
116,850	PACCAR, Inc.	6,270,171

Marine (0.9%):
40,770	Kuehne & Nagel International AG, Registered Shares	4,471,182

Media (3.2%):
33,000	Grupo Televisa SA, ADR	819,720
76,570	Liberty Global plc, Series C*	5,198,337
141,700	Walt Disney Co. (The)	8,948,355

		14,966,412

Oil, Gas & Consumable Fuels (5.1%):
425,380	Canadian Natural Resources, Ltd.	12,021,239
6,490	Devon Energy Corp.	336,701
29,140	EOG Resources, Inc.	3,837,155
91,560	Occidental Petroleum Corp.	8,169,899

		24,364,994

Paper & Forest Products (0.0%):
74,281	Emerald Plantation Holdings, Ltd.*(b)	19,313
488,000	Sino-Forest Corp.*(b)	—

		19,313

Continued

2

AZL Davis New York Venture Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (1.6%):
79,130	Brookfield Asset Management, Inc., Class A	$2,850,263
4,542	Brookfield Property Partners, LP^	92,203
901,300	Hang Lung Group, Ltd.	4,816,834

		7,759,300

Semiconductors & Semiconductor Equipment (1.4%):
65,000	Intel Corp.	1,574,300
142,350	Texas Instruments, Inc.	4,963,745

		6,538,045

Software (2.8%):
264,950	Activision Blizzard, Inc.	3,778,187
132,960	Microsoft Corp.	4,591,109
164,140	Oracle Corp.	5,042,381

		13,411,677

Specialty Retail (5.6%):
269,759	Bed Bath & Beyond, Inc.*	19,125,913
146,610	CarMax, Inc.*	6,767,518
14,480	Tiffany & Co.	1,054,723

		26,948,154

Textiles, Apparel & Luxury Goods (0.2%):
12,800	Compagnie Financiere Richemont SA, Bearer Shares, Class A	1,123,134

Tobacco (0.7%):
40,210	Philip Morris International, Inc.	3,482,990

Shares or Principal Amount		Fair Value
Common Stocks, continued
Transportation Infrastructure (1.4%):
2,081,550	China Merchants Holdings International Co., Ltd.	$6,464,734

Wireless Telecommunication Services (0.2%):
52,180	America Movil SAB de C.V., Series L, ADR	1,134,915

Total Common Stocks (Cost $299,718,029)		461,612,977

Yankee Dollar (0.0%):
Paper & Forest Products (0.0%):
$80,304	Emerald Plantation Holdings, Ltd., 6.00%, 1/30/20, Callable 1/30/17 @ 103.13(b)	46,215

Total Yankee Dollar (Cost $67,272)		46,215

Securities Held as Collateral for Securities on Loan (0.0%):
91,964	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	91,964

Total Securities Held as Collateral for Securities on Loan (Cost $91,964)		91,964

Unaffiliated Investment Company (3.2%):
15,464,628	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	15,464,628

Total Unaffiliated Investment Company (Cost $15,464,628)		15,464,628

Total Investment Securities (Cost $315,341,893)(e) — 99.8%		477,215,784
Net other assets (liabilities) — 0.2%		909,188

Net Assets — 100.0%		$478,124,972

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $89,970.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2013, these securities represent 0.01% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(d)	The rate represents the effective yield at June 30, 2013.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Bermuda	0.7%
Canada	4.4%
France	0.1%
Hong Kong	2.4%
Mexico	0.4%
Netherlands	1.6%
Switzerland	4.3%
United Kingdom	1.0%
United States	85.1%

100.0%

See accompanying notes to the financial statements.

3

AZL Davis New York Venture Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$315,341,893

Investment securities, at value*	$477,215,784
Interest and dividends receivable	457,968
Receivable for capital shares issued	152,704
Receivable for investments sold	885,650
Reclaims receivable	129,078
Prepaid expenses	2,706

Total Assets	478,843,890

Liabilities:
Payable for investments purchased	153,258
Payable for capital shares redeemed	3,860
Payable for collateral received on loaned securities	91,964
Manager fees payable	281,276
Administration fees payable	18,009
Distribution fees payable	100,456
Custodian fees payable	2,663
Administrative and compliance services fees payable	4,388
Trustee fees payable	14,992
Other accrued liabilities	48,052

Total Liabilities	718,918

Net Assets	$478,124,972

Net Assets Consist of:
Capital	$444,373,345
Accumulated net investment income/(loss)	5,387,153
Accumulated net realized gains/(losses) from investment transactions	(133,510,428)
Net unrealized appreciation/(depreciation) on investments	161,874,902

Net Assets	$478,124,972

Shares of beneficial interest (unlimited number of shares authorized, no par value)	33,813,161
Net Asset Value (offering and redemption price per share)	$14.14

*	Includes securities on loan of $89,970

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$3,765,724
Income from securities lending	21,679
Foreign withholding tax	(102,754)

Total Investment Income	3,684,649

Expenses:
Manager fees	1,748,293
Administration fees	81,750
Distribution fees	582,764
Custodian fees	14,188
Administrative and compliance services fees	5,726
Trustee fees	14,140
Professional fees	17,982
Shareholder reports	24,727
Other expenses	8,958

Total expenses before reductions	2,498,528
Less expenses voluntarily waived/reimbursed by the Manager	(116,556)
Less expenses paid indirectly	(6,634)

Net expenses	2,375,338

Net Investment Income/(Loss)	1,309,311

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	9,388,359
Change in net unrealized appreciation/depreciation on investments	53,015,810

Net Realized/Unrealized Gains/(Losses) on Investments	62,404,169

Change in Net Assets Resulting From Operations	$63,713,480

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Davis New York Venture Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,309,311	$4,582,220
Net realized gains/(losses) on investment transactions	9,388,359	28,087,137
Change in unrealized appreciation/depreciation on investments	53,015,810	12,117,176

Change in net assets resulting from operations	63,713,480	44,786,533

Dividends to Shareholders:
From net investment income	—	(1,461,106)

Change in net assets resulting from dividends to shareholders	—	(1,461,106)

Capital Transactions:
Proceeds from shares issued	24,011,585	46,062,456
Proceeds from dividends reinvested	—	1,461,106
Value of shares redeemed	(30,594,004)	(34,497,076)

Change in net assets resulting from capital transactions	(6,582,419)	13,026,486

Change in net assets	57,131,061	56,351,913
Net Assets:
Beginning of period	420,993,911	364,641,998

End of period	$478,124,972	$420,993,911

Accumulated net investment income/(loss)	$5,387,153	$4,077,842

Share Transactions:
Shares issued	1,760,850	3,892,925
Dividends reinvested	—	120,454
Shares redeemed	(2,212,694)	(2,961,396)

Change in shares	(451,844)	1,051,983

See accompanying notes to the financial statements.

5

AZL Davis New York Venture Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$12.29		$10.98	$11.57	$10.59	$8.09	$14.13

Investment Activities:
Net Investment Income/(Loss)	0.04		0.13	0.09	0.14	0.16	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	1.81		1.22	(0.58)	1.10	2.41	(5.70)

Total from Investment Activities	1.85		1.35	(0.49)	1.24	2.57	(5.63)

Dividends to Shareholders From:
Net Investment Income	—		(0.04)	(0.10)	(0.26)	(0.07)	(0.11)
Net Realized Gains	—		—	—	—	—	(0.30)

Total Dividends	—		(0.04)	(0.10)	(0.26)	(0.07)	(0.41)

Net Asset Value, End of Period	$14.14		$12.29	$10.98	$11.57	$10.59	$8.09

Total Return(a)	15.05	%(b)	12.32%	(4.20)%	12.05%	31.83%	(40.50)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$478,125		$420,994	$364,642	$425,305	$573,305	$451,995
Net Investment Income/(Loss)(c)	0.56%		1.14%	0.71%	0.55%	1.72%	0.83%
Expenses Before Reductions(c)(d)	1.07%		1.07%	1.10%	1.08%	1.11%	1.12%
Expenses Net of Reductions(c)	1.02%		1.02%	1.06%	1.03%	1.06%	1.07%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.02%		1.03%	1.06%	1.03%	1.06%	1.08%
Portfolio Turnover Rate	10	%(b)	24%	11%	14%	23%	26%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL Davis New York Venture Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Davis New York Venture Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Davis New York Venture Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $8 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,140 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement between the Manager and Davis Selected Advisers, L.P. (“Davis”), Davis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

8

AZL Davis New York Venture Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Davis New York Venture Fund	0.75%	1.20%

*The Manager voluntarily reduced the management fee to 0.70% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $3,077 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

9

AZL Davis New York Venture Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Beverages	$11,919,930	$3,505,415	$—	$15,425,345
Capital Markets	35,299,509	7,014,692	—	42,314,201
Electrical Equipment	2,231,231	599,047	—	2,830,278
Real Estate Management & Development	2,942,466	4,816,834	—	7,759,300
Food Products	—	789,665	—	789,665
Household Durables	—	570,272	—	570,272
Marine	—	4,471,182	—	4,471,182
Textiles, Apparel & Luxury Goods	—	1,123,134	—	1,123,134
Transportation Infrastructure	—	6,464,734	—	6,464,734
All Other Common Stocks+	379,864,866	—	—	379,864,866
Yankee Dollar	—	46,215	—	46,215
Securities Held as Collateral for Securities on Loan	—	91,964	—	91,964
Unaffiliated Investment Company	15,464,628	—	—	15,464,628

Total Investment Securities	$447,722,630	$29,493,154	$—	$477,215,784

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Davis New York Venture Fund	$44,613,631	$45,557,614

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

At June 30, 2013, the Fund held restricted securities, of which 0.01% were deemed illiquid. The restricted illiquid securities held as of June 30, 2013 are presented in the Fund’s Schedule of Portfolio Investments.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Fairfax Financial Holdings, Ltd.	7/13/11	$746,364	1,990	$782,770	0.2%
Emerald Plantation Holdings, Ltd., 6.00%, 1/30/20, Callable 1/30/17 @103.13	1/30/13	487,201	$80,304	46,215	0.0%
Emerald Plantation Holdings, Ltd.	1/30/13	743	74,281	19,313	0.0%
Sino-Forest Corp.	1/30/13	488,000	—	—	0.0%

10

AZL Davis New York Venture Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $319,273,174. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$162,098,205
Unrealized depreciation	(4,155,595)

Net unrealized appreciation depreciation	$157,942,610

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2015	Expires 12/31/2016	Expires 12/31/2017
AZL Davis New York Venture Fund	$64,087,643	$30,736,138	$44,314,504

During the year ended December 31, 2012, the Fund utilized $27,543,712 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Davis New York Venture Fund	$1,461,106	$—	$1,461,106

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Davis New York Venture Fund	$4,077,842	$—	$(139,138,285)	$105,098,590	$(29,961,853)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Dreyfus Research Growth Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Dreyfus Research Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Dreyfus Research Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Dreyfus Research Growth Fund	$1,000.00	$1,101.90	$5.26	1.01%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Dreyfus Research Growth Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	27.9%
Consumer Discretionary	19.2
Health Care	14.3
Consumer Staples	13.7
Industrials	12.0
Financials	4.8
Energy	4.3
Materials	3.8

Total Common Stock	100.0
Affiliated Investment Company	0.4

Total Investment Securities	100.4
Net other assets (liabilities)	(0.4)

Net Assets	100.0%

1

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (100.0%):
Aerospace & Defense (2.0%):
27,320	Precision Castparts Corp.	$6,174,593

Air Freight & Logistics (1.3%):
39,600	FedEx Corp.	3,903,768

Auto Components (1.3%):
79,320	Delphi Automotive plc	4,020,731

Beverages (4.4%):
113,810	Coca-Cola Enterprises, Inc.	4,001,560
114,870	PepsiCo, Inc.	9,395,217

		13,396,777

Biotechnology (8.9%):
36,610	Alexion Pharmaceuticals, Inc.*	3,376,906
41,680	Amgen, Inc.	4,112,149
21,440	Biogen Idec, Inc.*	4,613,888
36,320	Celgene Corp.*	4,246,171
117,510	Gilead Sciences, Inc.*	6,017,688
26,820	Onyx Pharmaceuticals, Inc.*	2,328,512
25,790	Vertex Pharmaceuticals, Inc.*	2,059,847

		26,755,161

Capital Markets (1.9%):
28,250	Ameriprise Financial, Inc.	2,284,860
46,460	T. Rowe Price Group, Inc.	3,398,549

		5,683,409

Chemicals (3.1%):
43,120	Eastman Chemical Co.	3,018,831
47,260	Monsanto Co.	4,669,288
13,180	Praxair, Inc.	1,517,809

		9,205,928

Communications Equipment (3.1%):
205,640	Juniper Networks, Inc.*	3,970,908
88,750	QUALCOMM, Inc.	5,420,850

		9,391,758

Computers & Peripherals (1.4%):
173,250	EMC Corp.	4,092,165

Construction & Engineering (1.4%):
69,280	Fluor Corp.	4,108,997

Construction Materials (0.7%):
22,110	Martin Marietta Materials, Inc.	2,176,066

Consumer Finance (0.8%):
52,710	Discover Financial Services	2,511,104

Diversified Financial Services (2.1%):
20,460	IntercontinentalExchange, Inc.*	3,636,970
46,080	Moody’s Corp.	2,807,654

		6,444,624

Electrical Equipment (1.8%):
82,820	Eaton Corp. plc	5,450,384

Energy Equipment & Services (2.9%):
42,060	National-Oilwell Varco, Inc.	2,897,934
83,230	Schlumberger, Ltd.	5,964,262

		8,862,196

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (4.7%):
58,330	CVS Caremark Corp.	$3,335,309
79,140	Wal-Mart Stores, Inc.	5,895,139
93,940	Whole Foods Market, Inc.	4,836,031

		14,066,479

Food Products (1.9%):
50,876	Kraft Foods Group, Inc., Class A	2,842,442
100,130	Mondelez International, Inc., Class A	2,856,709

		5,699,151

Health Care Providers & Services (1.6%):
42,570	McKesson, Inc.	4,874,265

Hotels, Restaurants & Leisure (2.8%):
67,100	Las Vegas Sands Corp.	3,551,603
73,440	Starbucks Corp.	4,809,586

		8,361,189

Industrial Conglomerates (1.7%):
79,450	Danaher Corp.	5,029,185

Internet & Catalog Retail (3.3%):
18,310	Amazon.com, Inc.*	5,084,504
5,780	Priceline.com, Inc.*	4,780,811

		9,865,315

Internet Software & Services (6.1%):
133,560	Facebook, Inc., Class A*	3,320,302
13,580	Google, Inc., Class A*	11,955,424
18,050	LinkedIn Corp., Class A*	3,218,315

		18,494,041

IT Services (6.4%):
50,390	International Business Machines Corp.	9,630,034
12,310	MasterCard, Inc., Class A	7,072,095
72,770	Paychex, Inc.	2,657,560

		19,359,689

Life Sciences Tools & Services (0.7%):
27,920	Illumina, Inc.*	2,089,533

Machinery (1.5%):
43,040	Cummins, Inc.	4,668,118

Media (3.0%):
133,720	News Corp., Class A	4,359,272
68,230	Viacom, Inc., Class B	4,643,052

		9,002,324

Multiline Retail (1.4%):
39,040	Dollar General Corp.*	1,968,787
36,880	Nordstrom, Inc.	2,210,587

		4,179,374

Oil, Gas & Consumable Fuels (1.4%):
32,500	EOG Resources, Inc.	4,279,600

Pharmaceuticals (3.1%):
111,280	Bristol-Myers Squibb Co.	4,973,104
53,320	Eli Lilly & Co.	2,619,078
15,370	Perrigo Co.	1,859,770

		9,451,952

Road & Rail (2.3%):
44,710	Union Pacific Corp.	6,897,859

Continued

2

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (5.4%):
93,330	Analog Devices, Inc.	$4,205,450
95,400	Broadcom Corp., Class A	3,220,704
156,130	Texas Instruments, Inc.	5,444,253
90,020	Xilinx, Inc.	3,565,692

		16,436,099

Software (5.5%):
98,920	Adobe Systems, Inc.*	4,506,795
35,250	Citrix Systems, Inc.*	2,126,633
52,440	Intuit, Inc.	3,200,413
96,990	Oracle Corp.	2,979,533
100,740	Salesforce.com, Inc.*	3,846,253

		16,659,627

Specialty Retail (3.1%):
86,200	Home Depot, Inc. (The)	6,677,914
70,370	Urban Outfitters, Inc.*	2,830,281

		9,508,195

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (4.3%):
40,410	Michael Kors Holdings, Ltd.*	$2,506,228
51,090	Nike, Inc., Class B	3,253,411
29,310	PVH Corp.	3,665,216
59,480	Under Armour, Inc., Class A*	3,551,551

		12,976,406

Tobacco (2.7%):
93,710	Philip Morris International, Inc.	8,117,160

Total Common Stocks (Cost $243,430,617)		302,193,222

Affiliated Investment Company (0.4%):
1,275,556	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	1,275,556

Total Affiliated Investment Companies (Cost $1,275,556)		1,275,556

Total Investment Securities (Cost $244,706,173)(b) — 100.4%		303,468,778
Net other assets (liabilities) — (0.4)%		(1,079,800)

Net Assets — 100.0%		$302,388,978

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.
(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Hong Kong	0.8%
Ireland (Republic of)	1.8%
Netherlands	1.9%
United Kingdom	1.3%
United States	94.2%

100.0%

See accompanying notes to the financial statements.

3

AZL Dreyfus Research Growth Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$243,430,617
Investments in affiliates, at cost	1,275,556

Total investment securities, at cost	$244,706,173

Investments in non-affiliates, at value	$302,193,222
Investments in affiliates, at value	1,275,556

Total investment securities, at value	303,468,778
Interest and dividends receivable	264,771
Receivable for investments sold	5,550,406
Prepaid expenses	1,990

Total Assets	309,285,945

Liabilities:
Payable for investments purchased	6,489,173
Payable for capital shares redeemed	132,338
Manager fees payable	177,335
Administration fees payable	9,780
Distribution fees payable	63,334
Custodian fees payable	660
Administrative and compliance services fees payable	1,838
Trustee fees payable	6,278
Other accrued liabilities	16,231

Total Liabilities	6,896,967

Net Assets	$302,388,978

Net Assets Consist of:
Capital	$239,316,099
Accumulated net investment income/(loss)	1,677,086
Accumulated net realized gains/(losses) from investment transactions	2,633,188
Net unrealized appreciation/(depreciation) on investments	58,762,605

Net Assets	$302,388,978

Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,194,616
Net Asset Value (offering and redemption price per share)	$12.00

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$1,831,632
Dividends from affiliates	1

Total Investment Income	1,831,633

Expenses:
Manager fees	1,143,880
Administration fees	49,532
Distribution fees	375,094
Custodian fees	5,139
Administrative and compliance services fees	3,511
Trustee fees	8,698
Professional fees	11,066
Shareholder reports	10,703
Other expenses	3,702

Total expenses before reductions	1,611,325
Less expenses voluntarily waived/reimbursed by the Manager	(93,617)
Less expenses paid indirectly	(17,239)

Net expenses	1,500,469

Net Investment Income/(Loss)	331,164

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	14,939,340
Change in net unrealized appreciation/depreciation on investments	13,483,871

Net Realized/Unrealized Gains/(Losses) on Investments	28,423,211

Change in Net Assets Resulting From Operations	$28,754,375

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Dreyfus Research Growth Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$331,164	$1,356,079
Net realized gains/(losses) on investment transactions	14,939,340	10,773,774
Change in unrealized appreciation/depreciation on investments	13,483,871	26,709,150

Change in net assets resulting from operations	28,754,375	38,839,003

Dividends to Shareholders:
From net investment income	—	(924,194)

Change in net assets resulting from dividends to shareholders	—	(924,194)

Capital Transactions:
Proceeds from shares issued	8,489,704	46,130,028
Proceeds from dividends reinvested	—	924,194
Value of shares redeemed	(16,513,880)	(23,030,219)

Change in net assets resulting from capital transactions	(8,024,176)	24,024,003

Change in net assets	20,730,199	61,938,812
Net Assets:
Beginning of period	281,658,779	219,719,967

End of period	$302,388,978	$281,658,779

Accumulated net investment income/(loss)	$1,677,086	$1,345,922

Share Transactions:
Shares issued	724,529	4,320,043
Dividends reinvested	—	84,866
Shares redeemed	(1,400,369)	(2,210,379)

Change in shares	(675,840)	2,194,530

See accompanying notes to the financial statements.

5

AZL Dreyfus Research Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$10.89		$9.28	$9.62	$7.86	$5.86	$11.05

Investment Activities:
Net Investment Income/(Loss)	0.01		0.05	0.03	0.05	0.04	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	1.10		1.60	(0.34)	1.75	1.99	(4.40)

Total from Investment Activities	1.11		1.65	(0.31)	1.80	2.03	(4.36)

Dividends to Shareholders From:
Net Investment Income	—		(0.04)	(0.03)	(0.04)	(0.03)	(0.03)
Net Realized Gains	—		—	—	—	—	(0.80)

Total Dividends	—		(0.04)	(0.03)	(0.04)	(0.03)	(0.83)

Net Asset Value, End of Period	$12.00		$10.89	$9.28	$9.62	$7.86	$5.86

Total Return(a)	10.19	%(b)	17.75%	(3.20)%	22.92%	34.76%	(41.63)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$302,389		$281,659	$219,720	$193,126	$154,388	$124,602
Net Investment Income/(Loss)(c)	0.22%		0.53%	0.43%	0.49%	0.49%	0.33%
Expenses Before Reductions(c)(d)	1.07%		1.07%	1.10%	1.11%	1.12%	1.10%
Expenses Net of Reductions(c)	1.00%		1.00%	1.00%	0.99%	0.97%	0.98%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.01%		1.02%	1.03%	1.04%	1.05%	1.03%
Portfolio Turnover Rate(f)	26	%(b)	53%	109%	112%	165%	127%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

6

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Dreyfus Research Growth Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Dreyfus Research Growth Fund	1.00%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875% and above $20 million at 0.75%. The Manager voluntarily reduced management fees to 0.70%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

8

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,021 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

During the period ended June 30, 2013, the Fund paid approximately $21,236 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy. For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

9

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$302,193,222	$—	$—	$302,193,222
Affiliated Investment Companies	1,275,556	—	—	1,275,556

Total Investment Securities	$303,468,778	$—	$—	$303,468,778

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Dreyfus Research Growth Fund	$76,606,501	$78,191,492

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $245,141,351. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$62,361,981
Unrealized depreciation	(4,034,554)

Net unrealized appreciation depreciation	$58,327,427

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL Dreyfus Research Growth Fund	$11,560,566

During the year ended December 31, 2012, the Fund utilized $10,272,691 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Dreyfus Research Growth Fund	$924,194	$—	$924,194

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

10

AZL Dreyfus Research Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Dreyfus Research Growth Fund	$1,345,922	$—	$(11,560,566)	$44,533,148	$34,318,504

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Enhanced Bond Index Fund	$1,000.00	$973.10	$3.23	0.66%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Enhanced Bond Index Fund	$1,000.00	$1,021.52	$3.31	0.66%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
U.S. Government Agency Mortgages	32.0%
U.S. Treasury Obligations	24.7
Corporate Bonds	16.7
Yankee Dollars	10.9
Asset Backed Securities	7.5
Collateralized Mortgage Obligations	5.2

Total Long Term Investments	97.0
Unaffiliated Investment Company	17.7
Securities Held as Collateral for Securities on Loan	0.6

Total Investment Securities	115.3
Net other assets (liabilities)	(15.3)

Net Assets	100.0%

1

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value

Asset Backed Securities (7.5%):
$568,963	AmeriCredit Automobile Receivables Trust, Class A3, Series 2011-2, 1.61%, 10/8/15	$570,052
1,500,000	AmeriCredit Automobile Receivables Trust, Class B, Series 2012-5, 1.12%, 11/8/17	1,484,357
1,786,642	Ares Collateralized Loan Obligation Funds, Class A2, Series 2007-3RA, 0.50%, 4/16/21(a)(c)	1,730,256
2,390,000	Arran Cards Funding plc, Class A1, Series 2012-1A, 0.89%, 7/15/15(a)(c)	2,390,478
830,765	Auto ABS Compartiment, Class A, Series 2012-2, 2.80%, 4/27/25(c)	1,091,294
1,750,000	Capital Auto Receivables Asset Trust, Class A2, Series 2013-1, 0.62%, 7/20/16	1,744,701
2,090,000	CNH Equipment Trust, Class A3, Series 2013-A, 0.69%, 6/15/18	2,087,695
31,637	Credit Acceptance Auto Loan Trust, Class A, Series 2010-1, 2.06%, 4/16/18(c)	31,635
1,920,000	Credit Acceptance Auto Loan Trust, Class A, Series 2013-1A, 1.21%, 10/15/20(c)	1,911,993
1,686,234	First Investors Auto Owner Trust, Class A2, Series 2013-1A, 0.90%, 10/15/18(c)	1,683,634
1,605,000	Ford Credit Auto Lease Trust, Class A3, Series 2012-A, 0.85%, 1/15/15	1,606,071
1,821,000	Ford Credit Auto Owner Trust, Class A3, Series 2013-A, 0.55%, 7/15/17	1,815,037
955,000	Ford Credit Floorplan Master Owner Trust, Class D, Series 2012-1, 2.30%, 1/15/16(a)	962,925
2,025,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2012-2, 1.92%, 1/15/19	2,058,461
1,595,000	Golden Credit Card Trust, Class A, Series 2013-1A, 0.45%, 2/15/18(a)(c)	1,589,114
2,265,000	HLSS Servicer Advance Receivables Trust, Class A2, Series 2013-T2, 1.15%, 5/16/44(a)(c)	2,262,580
2,115,000	Nationstar Mortgage Advance Receivables Trust, Class A2, Series 2013-T2, 1.68%, 6/20/46(c)	2,112,735
1,830,000	Nissan Master Owner Trust Receivables, Class A, Series 2013-A, 0.49%, 2/15/18(a)	1,821,540
1,595,000	PFS Financing Corp., Class A, Series 2012-BA, 0.90%, 10/17/16(a)(c)	1,595,146
1,735,000	PFS Financing Corp., Class A, Series 2013-AA, 0.75%, 2/15/18(a)(c)	1,728,004
1,925,000	Prestige Auto Receivables Trust, Class A2, Series 2013-1A, 1.09%, 2/15/18(c)	1,920,634
652,329	Santander Consumer Acquired Receivables Trust, Class B, Series 2011-S1A, 1.66%, 6/15/13(c)	655,109
380,483	Santander Drive Auto Receivables Trust, Class A3, Series 2010-A, 1.83%, 11/17/14(c)	381,708
194,068	Santander Drive Auto Receivables Trust, Class A2, Series 2011-4, 1.37%, 7/15/13	194,278
830,000	Santander Drive Auto Receivables Trust, Class C, Series 2011-4, 3.82%, 5/15/15	861,483
199,485	Santander Drive Auto Receivables Trust, Class B, Series 2011-S1A, 1.48%, 7/15/13(c)	199,794

Principal Amount		Fair Value

Asset Backed Securities, continued
$315,000	Santander Drive Auto Receivables Trust, Class C, Series 2011-3, 3.09%, 5/15/17	$319,478
1,330,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-5, 1.56%, 8/15/18	1,329,260
1,040,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-3, 1.94%, 12/15/16	1,049,158
1,160,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-4, 1.83%, 3/15/17	1,171,356
1,200,000	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18	1,191,574
1,785,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-2, 1.33%, 3/15/18	1,763,950
657,628	SLM Student Loan Trust, Class A2, Series 2004-B, 0.48%, 6/15/21(a)(c)	644,647
986,830	SLM Student Loan Trust, Class A1, Series 2012-A, 1.60%, 4/15/16(a)(b)	997,342
176,409	Structured Receivables Finance LLC, Class A, Series 2010-B, 3.73%, 2/16/26(c)	182,068
1,115,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	1,154,837

Total Asset Backed Securities (Cost $46,274,889)		46,294,384

Collateralized Mortgage Obligations (5.2%):
690,000	Arkle Master Issuer plc, Class 1A1, Series 2010-2A, 1.67%, 5/17/60(a)(c)	691,070
56,567	Banc of America Commercial Mortgage, Inc., Class A2, Series 2007-3, 5.86%, 6/10/49(a)	56,563
925,707	Banc of America Commercial Mortgage, Inc., Class A3, Series 2007-4, 6.00%, 8/10/14(a)	960,543
1,330,000	Bank of America Re-Remic Trust, Class A, Series 2012-CLRN, 1.35%, 8/15/29(a)(c)	1,330,839
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2005-PW10, 5.45%, 12/15/15(a)	53,458
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.90%, 6/1/40(a)	694,140
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	639,205
828,000	Commercial Mortgage Trust, Class B, Series 2012-LTRT, 3.80%, 10/5/30(c)	787,771
1,270,000	Commercial Mortgage Trust, Class A4, Series 2013-CR8, 3.33%, 6/10/46	1,224,923
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	905,239
100,000	Credit Suisse Mortgage Capital Certificates, Class AM, Series 2006-C3, 5.99%, 6/15/16(a)	108,778
25,510	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49(a)	25,489
2,475,786	DBRR Trust, Class A, Series 2012-EZ1, 0.95%, 9/25/45(c)	2,472,764
1,320,000	DBUBS Mortgage Trust, Class A2, Series 2011-LC1A, 4.53%, 7/1/19(c)	1,443,506
1,086,668	DBUBS Mortgage Trust, Class A1, Series 2011-LC1A, 3.74%, 6/10/17(c)	1,150,945
564,635	FREMF Mortgage Trust, Class B, Series 2013-K712, 3.48%, 5/25/45(a)(c)	518,657

Continued

2

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value

Collateralized Mortgage Obligations, continued
$10,984,479	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.78%, 2/10/46(a)	$1,236,204
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(c)	1,093,698
547,121	Holmes Master Issuer plc, Class A2, Series 2010-1A, 1.68%, 10/15/54(a)(c)	550,249
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A3B, Series 2006-LDP8, 5.45%, 5/15/45	1,287,118
509,519	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2007-LD11, 5.99%, 6/15/49(a)	522,322
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30(c)	598,572
5,130,937	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2012-CBX, 2.21%, 6/15/45(a)	543,956
11,539,338	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2013-LC11, 1.73%, 4/15/46(a)	1,178,948
1,400,000	Lanark Master Issuer plc, Class 1A, Series 2012-2A, 1.67%, 12/22/54(a)(c)	1,430,120
1,160,000	Merrill Lynch Mortgage Trust, Class A4, Series 2004-KEY2, 4.86%, 8/12/39(a)	1,205,015
650,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A3, Series 2007-8, 6.09%, 7/12/17(a)	735,007
1,695,286	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-4, 5.17%, 12/12/49(a)	1,865,963
705,000	Morgan Stanley BAML Trust, Class A2, Series 2012-CKSV, 3.28%, 10/15/22(c)	657,620
128,317	Morgan Stanley Capital I, Class A2, Series 2007-IQ15, 6.05%, 6/11/49(a)	130,407
1,054,811	Morgan Stanley Re-Remic Trust, Class A, Series 2012-XA, 2.00%, 7/28/49(c)	1,067,997
894,986	Morgan Stanley Re-Remic Trust, Class AXB1, Series 2012-IO, 1.00%, 3/29/51(c)	894,181
1,010,000	Motel 6 Trust, Class B, Series 2012-MTL6, 2.74%, 10/5/25(c)	988,704
620,000	RBSCF Trust, Class WBTA, Series 2010-RR3, 6.12%, 4/16/17(a)(c)	684,574
827,269	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44(b)(c)	817,610
1,420,000	WF-RBS Commercial Mortgage Trust, Class A4, Series 2013-C14, 3.07%, 6/15/46	1,324,359

Total Collateralized Mortgage Obligations (Cost $31,976,863)		31,876,514

Corporate Bonds (16.7%):
Aerospace & Defense (0.2%):
355,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	331,424
640,000	United Technologies Corp., 4.50%, 6/1/42	631,106

		962,530

Principal Amount		Fair Value

Corporate Bonds, continued
Beverages (0.4%):
$1,520,000	Anheuser-Busch InBev Finance, Inc., 2.63%, 1/17/23	$1,426,100
460,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.00%, 4/15/20	522,162
620,000	Anheuser-Busch InBev NV Worldwide, Inc., 2.50%, 7/15/22	578,831

		2,527,093

Biotechnology (0.1%):
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	449,876
450,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	465,420

		915,296

Capital Markets (1.2%):
370,000	General Electric Capital Corp., 4.38%, 9/16/20	391,689
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	628,001
905,000	Goldman Sachs Group, Inc. (The), 0.72%, 3/22/16(a)	891,736
740,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	726,556
915,000	Goldman Sachs Group, Inc. (The), Series FRN, 1.48%, 4/30/18(a)	906,534
1,005,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,108,528
1,395,000	Morgan Stanley, 3.75%, 2/25/23	1,334,016
1,165,000	State Street Capital Trust IV, 1.28%, 6/15/37, Callable 9/3/13 @ 100(a)	944,547
291,642	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(c)	299,972

		7,231,579

Chemicals (0.1%):
555,000	Eastman Chemical Co., 2.40%, 6/1/17	555,971

Commercial Banks (0.6%):
1,350,000	JPMorgan Chase & Co., Series G, 0.89%, 2/26/16(a)	1,347,212
130,000	JPMorgan Chase & Co., 3.25%, 9/23/22	123,422
1,170,000	Wells Fargo & Co., 0.91%, 4/23/18(a)	1,163,975
1,300,000	Wells Fargo & Co., 3.50%, 3/8/22	1,314,712

		3,949,321

Computers & Peripherals (0.2%):
1,090,000	Apple, Inc., 2.40%, 5/3/23	1,010,936

Diversified Consumer Services (0.2%):
1,090,000	General Electric Capital Corp., 0.99%, 4/2/18^(a)	1,094,555

Diversified Financial Services (3.2%):
425,000	Bank of America Corp., Series L, 7.38%, 5/15/14, MTN	447,136
1,650,000	Bank of America Corp., 1.50%, 10/9/15	1,646,250
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	450,762
1,245,000	Bank of America Corp., 6.50%, 8/1/16	1,403,669

Continued

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Diversified Financial Services, continued
$820,000	Bank of America Corp., 5.63%, 10/14/16	$907,173
1,315,000	Bank of America Corp., 0.54%, 10/14/16(a)	1,287,238
1,065,000	Bank of America Corp., 1.35%, 3/22/18, MTN(a)	1,053,893
1,155,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15, MTN	1,161,272
1,710,000	Citigroup, Inc., 4.59%, 12/15/15	1,826,166
1,165,000	Citigroup, Inc., 1.25%, 1/15/16	1,151,074
1,260,000	Citigroup, Inc., 1.30%, 4/1/16	1,245,053
1,035,000	Citigroup, Inc., 1.07%, 4/1/16(a)	1,037,534
1,375,000	Daimler Finance NA LLC, 1.88%, 9/15/14(c)	1,387,132
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18(c)	1,063,658
730,000	JPMorgan Chase & Co., 2.00%, 8/15/17	724,486
720,000	JPMorgan Chase & Co., 6.00%, 1/15/18	821,637
775,000	JPMorgan Chase & Co., 1.18%, 1/25/18(a)	773,295
1,155,000	JPMorgan Chase & Co., 3.20%, 1/25/23	1,096,450

		19,483,878

Diversified Telecommunication Services (0.4%):
860,000	AT&T, Inc., 0.90%, 2/12/16	853,517
975,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	884,031
950,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/1/42 @ 100	788,255

		2,525,803

Electric Utilities (0.4%):
355,000	DTE Electric Co., Series A, 4.00%, 4/1/43, Callable 10/1/42 @ 100	326,741
1,350,000	Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	1,457,282
180,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	223,439
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	250,296
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	222,668
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	31,217
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	184,143

		2,695,786

Electrical Equipment (0.1%):
755,000	General Electric Co., 2.70%, 10/9/22	714,527

Electronic Equipment, Instruments & Components (0.1%):
675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	778,696

Food & Staples Retailing (0.5%):
630,000	Kraft Foods Group, Inc., 2.25%, 6/5/17	634,421
256,000	Kraft Foods Group, Inc., 5.38%, 2/10/20	288,762
614,000	Kraft Foods, Inc., 4.13%, 2/9/16	656,334
316,000	Kraft Foods, Inc., 6.13%, 2/1/18	365,212
450,000	Walgreen Co., 3.10%, 9/15/22	426,452
905,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100	824,621

		3,195,802

Principal Amount		Fair Value

Corporate Bonds, continued
Health Care Providers & Services (0.4%):
$380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	$333,471
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	711,834
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	210,186
385,000	UnitedHealth Group, Inc., 3.38%, 11/15/21, Callable 8/15/21 @ 100	383,787
300,000	UnitedHealth Group, Inc., 2.88%, 3/15/22, Callable 12/15/21 @ 100	286,071
410,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	374,047
325,000	WellPoint, Inc., 3.30%, 1/15/23	309,385

		2,608,781

Independent Power Producers & Energy Traders (1.1%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	251,801
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	392,937
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	350,479
100,000	Duke Energy Corp., 3.95%, 9/15/14	103,641
65,000	Florida Power & Light Co., 5.95%, 2/1/38	78,520
845,000	Florida Power Corp., 6.40%, 6/15/38	1,035,152
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	44,441
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	534,364
850,000	PacifiCorp, 5.65%, 7/15/18	991,965
395,000	PacifiCorp, 5.75%, 4/1/37	454,732
630,000	PacifiCorp, 4.10%, 2/1/42, Callable 8/1/41 @ 100	579,511
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	402,050
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100, MTN	800,957
925,000	Xcel Energy, Inc., 4.70%, 5/15/20, Callable 11/15/19 @ 100	1,026,246

		7,046,796

Insurance (1.5%):
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43	377,953
310,000	American International Group, Inc., 3.00%, 3/20/15	319,476
635,000	American International Group, Inc., 3.80%, 3/22/17	665,681
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	137,792
1,080,000	American International Group, Inc., 4.88%, 6/1/22	1,151,198
405,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	367,834
185,000	Berkshire Hathaway, Inc., 2.20%, 8/15/16	191,020
555,000	Loews Corp., 4.13%, 5/15/43, Callable 11/15/42 @ 100	476,453
1,120,000	MetLife Global Funding I, 2.00%, 1/10/14(c)	1,129,160
1,710,000	MetLife Institutional Funding II LLC, 1.63%, 4/2/15(c)	1,731,670
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,287,599

Continued

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Insurance, continued
$905,000	New York Life Global Funding, 1.65%, 5/15/17(c)	$896,174
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	96,846
270,000	Teachers Insurance & Annuity Association, 6.85%, 12/16/39(c)	329,736

		9,158,592

IT Services (0.4%):
715,000	IBM Corp., 0.55%, 2/6/15	714,410
1,450,000	IBM Corp., 1.95%, 7/22/16	1,486,268

		2,200,678

Machinery (0.3%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	576,615
840,000	Eaton Corp., 1.50%, 11/2/17(c)	815,401
255,000	Eaton Corp., 4.00%, 11/2/32(c)	238,421

		1,630,437

Media (1.4%):
330,000	Comcast Corp., 6.45%, 3/15/37	394,581
575,000	Cox Communications, Inc., 4.70%, 12/15/42(c)	510,022
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	604,046
235,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.38%, 3/1/41	245,593
600,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	535,244
205,000	Discovery Communications, Inc., 3.30%, 5/15/22	196,023
206,000	Discovery Communications, Inc., 6.35%, 6/1/40	231,465
206,000	Discovery Communications, Inc., 4.95%, 5/15/42	192,877
1,135,000	NBCUniversal Enterprise, Inc., 0.97%, 4/15/18(a)(c)	1,144,879
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	318,777
129,000	NBCUniversal Media LLC, 5.95%, 4/1/41	147,334
816,000	NBCUniversal Media LLC, 4.45%, 1/15/43	761,755
355,000	News America, 6.15%, 2/15/41	394,218
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	584,463
820,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	853,121
1,015,000	Time Warner Cable, Inc., 6.20%, 7/1/13	1,015,000
325,000	Time Warner Cable, Inc., 3.40%, 6/15/22	315,012
290,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	265,655

		8,710,065

Metals & Mining (0.1%):
450,000	Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100(c)	396,834

Multiline Retail (0.1%):
390,000	Target Corp., 4.00%, 7/1/42	354,652

Multi-Utilities (0.6%):
155,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37	182,678
1,775,000	CMS Energy Corp., 2.75%, 5/15/14	1,800,088
675,000	CMS Energy Corp., 5.05%, 3/15/22, Callable 12/15/21 @ 100	729,271
415,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100	383,314

Principal Amount		Fair Value

Corporate Bonds, continued
Multi-Utilities, continued
$505,000	Duke Energy Carolinas LLC, 6.10%, 6/1/37	$586,868
285,000	Sempra Energy, 6.00%, 10/15/39	320,673

		4,002,892

Oil, Gas & Consumable Fuels (1.0%):
150,000	Anadarko Petroleum Corp., 7.63%, 3/15/14	156,963
58,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	60,642
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,328,710
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	250,003
550,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	586,534
200,000	Enterprise Products Operating LP, 4.85%, 8/15/42, Callable 2/15/42 @ 100	188,489
365,000	Enterprise Products Operating LP, 4.45%, 2/15/43, Callable 8/15/42 @ 100	323,996
250,000	Enterprise Products Operating LP, 4.85%, 3/15/44, Callable 9/15/43 @ 100	237,111
385,000	Kinder Morgan Energy Partners LP, 5.00%, 8/15/42, Callable 2/15/42 @ 100	363,201
540,000	Ruby Pipeline LLC, 6.00%, 4/1/22(c)	576,622
400,000	Sunoco Logistics Partners LP, 4.95%, 1/15/43, Callable 7/15/42 @ 100	358,046
480,000	Williams Partners LP, 4.00%, 11/15/21	470,670

		5,900,987

Paper & Forest Products (0.1%):
400,000	Georgia-Pacific LLC, 7.70%, 6/15/15	449,030
310,000	International Paper Co., 4.75%, 2/15/22, Callable 11/15/21 @ 100	326,209

		775,239

Pharmaceuticals (0.8%):
795,000	Abbvie, Inc., 2.00%, 11/6/18(c)	770,853
1,325,000	Abbvie, Inc., 2.90%, 11/6/22(c)	1,239,061
1,020,000	Merck & Co., Inc., 0.63%, 5/18/18(a)	1,018,039
345,000	Merck & Co., Inc., 4.15%, 5/18/43	328,684
410,000	Pfizer, Inc., 4.30%, 6/15/43	398,072
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	969,986
495,000	Watson Pharmaceuticals, Inc., 3.25%, 10/1/22, Callable 7/1/22 @ 100	461,489

		5,186,184

Road & Rail (0.1%):
370,000	Burlington North Santa Fe LLC, 4.45%, 3/15/43, Callable 9/15/42 @ 100	344,774

Software (0.2%):
1,600,000	Oracle Corp., 2.50%, 10/15/22	1,475,485

Specialty Retail (0.1%):
815,000	Penske Truck Leasing Co. LP, 3.13%, 5/11/15(c)	842,140

Thrifts & Mortgage Finance (0.3%):
440,000	Capital One Bank USA NA, 3.38%, 2/15/23	415,912
1,435,000	Novus USA Trust, Series 2013-1, 1.57%, 2/28/14(a)(c)	1,432,847

		1,848,759

Continued

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value

Corporate Bonds, continued
Tobacco (0.2%):
$180,000	Lorillard Tobacco Co., 7.00%, 8/4/41	$190,640
155,000	Philip Morris International, Inc., 4.50%, 3/20/42	144,651
20,000	Philip Morris International, Inc., 3.88%, 8/21/42	16,954
855,000	Philip Morris International, Inc., 4.13%, 3/4/43	759,576
300,000	Reynolds American, Inc., 4.75%, 11/1/42	267,919

		1,379,740

Wireless Telecommunication Services (0.3%):
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(c)	613,899
522,000	GTE Corp., 6.84%, 4/15/18	620,592
400,000	SBA Tower Trust, 4.25%, 4/15/15(c)	414,046

		1,648,537

Total Corporate Bonds (Cost $104,973,308)		103,153,345

Yankee Dollars (10.9%):
Capital Markets (0.2%):
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(c)	1,410,308

Chemicals (0.2%):
1,330,000	LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100	1,447,168

Commercial Banks (5.7%):
1,805,000	Achmea Hypotheekbank NV, 0.62%, 11/3/14(a) (c)	1,808,844
2,130,000	Bank of England Euro Note, Series REGS, 0.50%, 3/6/15(c)	2,132,670
790,000	Caixa Economica Federal, 2.38%, 11/6/17(c)	728,775
410,000	Credit Suisse Group AG, 5.40%, 1/14/20	444,211
240,000	Eksportfinans A/S, 3.00%, 11/17/14	240,000
1,115,000	ING Bank NV, 3.75%, 3/7/17(c)	1,167,004
1,465,000	Kommunalbanken AS, 0.30%, 1/26/15(a)(c)	1,464,108
1,856,000	Kommunalbanken AS, 0.41%, 10/31/16(a)(c)	1,857,631
2,160,000	Kommunalbanken AS, 1.13%, 5/23/18(c)	2,084,400
1,110,000	National Bank of Canada, 1.50%, 6/26/15	1,123,216
1,810,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18, MTN(c)	1,759,067
1,740,000	Nederlandse Waterschapsbank NV, Series E, 3.00%, 3/17/15(c)	1,809,975
1,800,000	Norddeutsche Landesbank Girozentrale AG, 0.88%, 10/16/15(c)	1,798,200
1,920,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(c)	1,961,115
2,610,000	Oesterreichische Kontrollbank AG, Series G, 1.13%, 7/6/15, MTN	2,632,707
990,000	Royal Bank of Canada, 1.45%, 10/30/14	1,000,533
1,955,000	SpareBank 1 Boligkreditt AS, 1.25%, 5/2/18^(c)	1,870,334
2,125,000	Toronto-Dominion Bank, 1.50%, 3/13/17(c)	2,135,412
2,540,000	UBS AG London, 1.88%, 1/23/15(c)	2,585,212
2,915,000	Westpac Banking Corp., 1.38%, 7/17/15(c)	2,949,688
1,490,000	Westpac Banking Corp., 2.45%, 11/28/16(c)	1,544,683

		35,097,785

Principal Amount		Fair Value

Yankee Dollars, continued
Diversified Financial Services (0.6%):
$575,000	BP Capital Markets plc, 4.74%, 3/11/21	$625,653
680,000	CDP Financial, Inc., 3.00%, 11/25/14(c)	700,776
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(c)	2,409,598

		3,736,027

Energy Equipment & Services (0.1%):
600,000	Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100(c)	603,061

Food Products (0.2%):
1,415,000	B.A.T. International Finance plc, 3.25%, 6/7/22(c)	1,385,049

Hotels, Restaurants & Leisure (0.3%):
1,595,000	Carnival Corp., 1.20%, 2/5/16	1,583,521

Insurance (0.1%):
310,000	Manulife Financial Corp., 3.40%, 9/17/15	323,883

Metals & Mining (0.4%):
1,310,000	BHP Billiton Finance USA, Ltd., 1.13%, 11/21/14	1,319,239
160,000	BHP Billiton Finance USA, Ltd., 2.88%, 2/24/22	151,924
120,000	Codelco, Inc., 3.75%, 11/4/20(c)	116,777
665,000	Codelco, Inc., 3.88%, 11/3/21(c)	648,615
815,000	Xstrata Canada Financial Corp., 2.85%, 11/10/14(c)	829,686

		3,066,241

Multi-National (0.6%):
1,640,000	FMS Wertmanagement, 0.63%, 4/18/16	1,633,248
1,700,000	International Finance Corp., 0.88%, 6/15/18	1,649,262

		3,282,510

Oil, Gas & Consumable Fuels (1.0%):
945,000	BP Capital Markets plc, 0.79%, 5/10/18(a)	922,372
715,000	BP Capital Markets plc, 2.75%, 5/10/23	661,103
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,111,132
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	60,500
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	117,700
278,000	Petroleos Mexicanos, 5.50%, 1/21/21	296,070
300,000	Petroleos Mexicanos, 4.88%, 1/24/22	306,000
650,000	Petroleos Mexicanos, 3.50%, 1/30/23(c)	599,625
800,000	Statoil ASA, 2.45%, 1/17/23	741,106
1,680,000	Transocean, Inc., 3.80%, 10/15/22, Callable 7/15/22 @ 100	1,600,287

		6,415,895

Personal Products (0.2%):
690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	662,309
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(c)	666,939

		1,329,248

Sovereign (0.2%):
522,000	United Mexican States, 5.95%, 3/19/19	597,429
416,000	United Mexican States, Series A, 5.13%, 1/15/20	457,184

		1,054,613

Continued

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value

Yankee Dollars, continued
Sovereign Bonds (0.1%):
$715,000	Republic of Colombia, 2.63%, 3/15/23, Callable 12/15/22 @ 100	$638,138
194,000	United Mexican States, 5.75%, 10/12/10	177,025

		815,163

Thrifts & Mortgage Finance (0.7%):
4,158,000	Credit Suisse Guernsey, Ltd., 1.63%, 3/6/15(c)	4,218,291

Wireless Telecommunication Services (0.3%):
350,000	Telefonica Emisiones SAU, 4.57%, 4/27/23	335,055
315,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	323,663
765,000	Vodafone Group plc, 4.15%, 6/10/14	788,441

		1,447,159

Total Yankee Dollars (Cost $68,008,327)		67,215,922

U.S. Government Agency Mortgages (32.0%):
Fannie Mae (0.7%)
46,779	Class NT, Series 2009-70, 4.00%, 8/25/19	49,133
1,310,517	Class CD, Series 2011-56, 3.50%, 1/25/29	1,349,851
1,245,000	Class CY, Series 2010-136, 4.00%, 12/25/40	1,302,596
755,000	Class GB, Series 2011-52, 5.00%, 6/25/41	820,201
1,055,000	Class DB, Series 2011-99, 5.00%, 10/25/41	1,146,184

		4,667,965

Federal Home Loan Mortgage Corporation (7.3%)
1,800,000	0.42%, 6/19/15, Callable 12/19/13 @ 100	1,799,298
3,045,000	0.50%, 11/27/15, Callable 11/27/13 @ 100	3,036,504
2,100,000	0.60%, 3/28/16, Callable 8/28/13 @ 100	2,089,330
3,415,000	0.75%, 6/17/16, Callable 7/17/13 @ 100	3,402,511
1,299,000	1.00%, 9/27/17, Callable 9/27/13 @ 100	1,276,209
2,815,000	1.63%, 6/19/18, Callable 7/19/13 @ 100	2,762,956
1,510,000	2.38%, 1/13/22^	1,467,383
255,569	5.00%, 7/1/35, Pool #G01840	273,902
345,332	5.00%, 7/1/35, Pool #G01838	368,832
443,337	5.00%, 3/1/38, Pool #G04913	473,464
132,047	5.00%, 12/1/38, Pool #G05132	140,778
92,033	5.00%, 1/1/39, Pool #G05205	98,118
1,125,873	4.50%, 10/1/39, Pool #G08368	1,185,409
414,735	4.00%, 12/1/40, Pool #A95856	434,977
322,629	4.00%, 12/1/40, Pool #A95656	338,481
887,533	4.00%, 12/1/40, Pool #A95575	930,913
225,269	3.14%, 3/1/41, Pool #1B8062(a)	233,819
1,624,120	4.50%, 3/1/41, Pool #A97620	1,715,039
141,326	4.50%, 8/1/41, Pool #Q02776	151,561
766,167	4.50%, 8/1/41, Pool #Q02663	821,730
319,715	4.00%, 5/1/42, Pool #G08492	334,460
250,751	4.00%, 5/1/42, Pool #Q08313	262,316
43,052	4.00%, 6/1/42, Pool #C09001	44,818
121,388	4.00%, 6/1/42, Pool #Q08656	126,986
442,659	2.05%, 7/1/42, Pool #2B0646(a)	449,053
596,799	3.00%, 3/1/43, Pool #Q16673	582,607
2,194,360	3.00%, 3/1/43, Pool #Q16615	2,142,177
691,917	3.00%, 3/1/43, Pool #Q17034	675,463
298,378	3.00%, 3/1/43, Pool #Q17039	291,369
4,063,168	3.00%, 4/1/43, Pool #Q17641	3,966,544
4,770,432	3.00%, 4/1/43, Pool #Q17640	4,657,001
198,957	3.00%, 4/1/43, Pool #Q17122	194,284
198,885	3.00%, 4/1/43, Pool #Q17095	194,307

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$1,500,000	4.50%, 7/15/43	$1,579,453
4,400,000	3.50%, 8/15/43	4,444,000
2,000,000	4.00%, 8/15/43	2,075,391

		45,021,443

Federal National Mortgage Association (17.8%)
1,065,000	5.00%, 3/2/15, Pool #AQ6099	1,146,955
2,995,000	0.65%, 3/28/16, Callable 8/28/13 @ 100	2,982,735
835,000	0.50%, 3/30/16	830,321
2,430,000	0.70%, 6/13/16, Callable 12/13/13 @ 100	2,419,651
368,559	4.00%, 7/1/19, Pool #AE0968	389,269
610,821	4.00%, 7/1/24, Pool #AL1938	643,008
673,106	5.50%, 7/1/25, Pool #AE0096	730,389
327,305	3.50%, 11/1/25, Pool #AE7793	341,604
733,968	4.00%, 9/1/26, Pool #AL2683	772,644
425,581	3.50%, 11/1/26, Pool #AJ6935	443,553
6,600,000	2.50%, 8/25/27	6,623,718
5,500,000	3.00%, 8/25/27	5,645,235
100,000	4.50%, 7/25/28	106,012
2,600,000	3.50%, 7/25/28	2,708,063
1,500,000	4.00%, 7/25/28	1,581,035
1,200,000	5.50%, 7/25/28	1,265,906
1,100,000	5.00%, 7/25/28	1,171,586
641,284	5.50%, 1/1/33, Pool #676661	702,769
416,794	5.50%, 5/1/33, Pool #555424	456,162
278,641	5.00%, 7/1/34, Pool #725589	300,912
975,681	5.50%, 2/1/35, Pool #735989	1,069,227
77,537	6.00%, 4/1/35, Pool #735504	86,526
2,228,935	5.50%, 9/1/36, Pool #995113	2,439,467
297,405	5.50%, 2/1/38, Pool #961545	322,553
100,254	6.00%, 3/1/38, Pool #889529	110,897
699,778	5.50%, 5/1/38, Pool #889692	758,951
510,161	5.50%, 5/1/38, Pool #889441	553,300
291,629	6.00%, 5/1/38, Pool #889466	322,730
507,079	5.50%, 6/1/38, Pool #995018	550,133
143,238	5.50%, 9/1/38, Pool #889995	155,350
304,151	5.50%, 10/1/39, Pool #AD0362	331,731
266,511	5.50%, 12/1/39, Pool #AD0571	290,920
461,513	6.50%, 5/1/40, Pool #AL1704	513,037
1,465,160	4.00%, 1/1/41, Pool #AH2380	1,527,119
269,168	2.94%, 2/1/41, Pool #AH6958(a)	278,561
110,189	4.00%, 5/1/41, Pool #AL2682	114,911
529,841	3.23%, 7/1/41, Pool #AL0533(a)	554,045
1,608,346	4.50%, 8/1/41, Pool #AL1711	1,715,841
1,276,204	4.50%, 8/1/41, Pool #AL2302	1,359,905
844,639	4.00%, 4/1/42, Pool #AL3152	881,149
697,188	4.00%, 5/1/42, Pool #A02986	727,634
96,669	3.50%, 6/1/42, Pool #AO5941	98,325
2,227,761	4.00%, 6/1/42, Pool #AB5477	2,328,708
176,547	3.50%, 6/1/42, Pool #AB5423	179,568
281,760	3.50%, 7/1/42, Pool #AO9368	286,579
901,743	4.00%, 7/1/42, Pool #AO9948	944,101
157,676	2.33%, 7/1/42, Pool #AO6482(a)	161,501
94,348	3.50%, 7/1/42, Pool #AO8011	95,991
191,060	3.50%, 7/1/42, Pool #AO8632	194,329
452,688	2.02%, 7/1/42, Pool #AP0006(a)	459,090
1,382,954	4.00%, 9/1/42, Pool #AL2901	1,445,620

Continued

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,494,025	3.00%, 2/1/43, Pool #AL3162	$1,461,934
789,177	3.00%, 3/1/43, Pool #AR9194	772,241
296,419	3.00%, 3/1/43, Pool #AR9218	290,029
263,300	3.00%, 3/1/43, Pool #AB8830	257,634
2,106,886	3.00%, 3/1/43, Pool #AR9195	2,061,530
740,287	3.00%, 3/1/43, Pool #AB8701	724,369
96,594	3.00%, 3/1/43, Pool #AB8712	94,517
198,872	3.00%, 3/1/43, Pool #AR7576	194,577
163,052	3.00%, 3/1/43, Pool #AR7568	159,530
198,923	3.00%, 4/1/43, Pool #AB8924	194,626
693,421	3.00%, 4/1/43, Pool #AB9016	678,522
891,429	3.00%, 4/1/43, Pool #AB9017	872,227
197,922	3.00%, 4/1/43, Pool #AB8923	193,651
297,714	3.00%, 4/1/43, Pool #AB8881	291,292
99,499	3.00%, 4/1/43, Pool #AB9033	97,360
791,340	3.00%, 4/1/43, Pool #AB8925	774,298
1,093,891	3.00%, 4/1/43, Pool #AT2011	1,070,327
199,274	3.00%, 4/1/43, Pool #AT2043	194,969
298,292	3.00%, 4/1/43, Pool #AR8630	291,849
128,787	3.00%, 4/1/43, Pool #AT2037	126,006
397,234	3.00%, 4/1/43, Pool #AT2040	388,654
352,931	3.00%, 5/1/43, Pool #AB9462	345,409
497,412	3.00%, 5/1/43, Pool #AB9173	486,733
797,901	3.00%, 5/1/43, Pool #AT2719	780,770
4,985,458	3.00%, 5/1/43, Pool #AT2720	4,882,634
299,357	3.00%, 5/1/43, Pool #AT6654	292,930
299,000	3.00%, 5/1/43, Pool #AL3759	292,786
27,366	3.00%, 6/1/43, Pool #AB9564	26,783
417,766	3.00%, 6/1/43, Pool #AB9662	408,861
135,000	3.00%, 6/1/43, Pool #AT7676	132,102
4,200,000	3.00%, 7/25/43	4,103,531
2,600,000	3.50%, 7/25/43	2,639,406
6,900,000	5.00%, 8/25/43	7,418,039
600,000	5.50%, 8/25/43	651,281
8,400,000	3.50%, 8/25/43	8,505,000
3,900,000	4.00%, 8/25/43	4,054,324
11,200,000	4.50%, 8/25/43	11,830,001

		110,160,058

Freddie Mac (1.4%)
14,573	Class KC, Series 2890, 4.50%, 2/15/19	14,809
2,023,185	Class KA, Series 3769, 3.50%, 11/15/24	2,105,905
867,329	Class CA, Series 3876, 2.75%, 6/15/26(a)	896,581
985,889	Class GM, Series 3703, 3.50%, 7/15/28	1,016,561
1,922,752	Class BW, Series 3738, 3.50%, 10/15/28	1,987,751
1,054,174	Class BA, Series 3957, 4.00%, 1/15/39	1,074,961
1,825,835	Class BU, Series 4150, 4.00%, 2/15/42	1,946,013

		9,042,581

Government National Mortgage Association (4.8%)
73,129	4.50%, 9/15/33, Pool #615516	78,179
271,976	5.00%, 12/15/33, Pool #783571	296,587
98,469	6.50%, 8/20/38, Pool #4223	110,820
160,276	6.50%, 10/15/38, Pool #673213	180,792
52,588	6.50%, 11/20/38, Pool #4292	59,169
114,231	6.50%, 12/15/38, Pool #782510	129,705
926,108	5.00%, 1/15/39, Pool #782557	1,004,996

Principal Amount		Fair Value

U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$648,372	5.00%, 4/15/39, Pool #782619	$700,792
2,341,653	Class MK, Series 2011-71, 3.00%, 4/16/39	2,428,931
66,963	5.00%, 6/15/39, Pool #782696	72,415
497,469	5.00%, 10/20/39, Pool #4559	542,135
143,439	4.50%, 1/15/40, Pool #728627	152,961
396,959	5.00%, 5/15/40, Pool #782958	431,022
381,336	4.50%, 7/15/40, Pool #745793	407,911
561,163	4.00%, 7/20/40, Pool #4745	590,432
658,240	4.50%, 10/15/40, Pool #783609	702,949
206,290	4.50%, 2/15/41, Pool #738019	219,335
195,081	4.00%, 2/20/41, Pool #4945	204,799
37,243	5.00%, 4/20/41, Pool #5018	40,752
79,809	5.00%, 6/20/41, Pool #5083	87,270
580,697	4.50%, 6/20/41, Pool #783590	624,986
387,962	4.50%, 7/20/41, Pool #783584	417,552
1,307,518	4.50%, 7/20/41, Pool #5115	1,403,614
41,604	5.00%, 7/20/41, Pool #5116	45,003
461,338	4.50%, 11/15/41, Pool #783610	492,650
2,239,779	4.00%, 8/20/42, Pool #MA0319	2,355,866
5,746,098	3.50%, 3/20/43, Pool #MA0852	5,908,170
4,300,000	3.00%, 6/20/43	4,252,297
500,000	5.00%, 7/15/43	539,219
400,000	4.50%, 7/15/43	424,422
1,400,000	4.50%, 7/20/43	1,492,477
2,700,000	3.50%, 7/20/43	2,770,875
100,000	4.00%, 7/20/43	104,953

		29,274,036

Total U.S. Government Agency Mortgages (Cost $201,184,609)		198,166,083

U.S. Treasury Obligations (24.7%):
U.S. Treasury Bonds (5.2%)
380,000	5.25%, 11/15/28	483,075
3,120,000	6.13%, 8/15/29	4,340,213
7,435,000	4.50%, 2/15/36	8,853,457
2,600,000	4.75%, 2/15/37	3,207,750
1,855,000	4.38%, 5/15/40	2,175,566
1,185,000	3.75%, 8/15/41	1,251,100
2,700,000	3.13%, 2/15/42	2,527,875
431,000	2.75%, 8/15/42	372,007
4,830,000	3.13%, 2/15/43	4,508,506
5,175,000	2.88%, 5/15/43	4,579,875

		32,299,424

U.S. Treasury Notes (18.5%)
24,125,000	0.38%, 6/30/15	24,134,433
54,160,000	0.50%, 6/15/16	53,931,499
12,800	1.00%, 5/31/18	12,580
11,941,700	1.38%, 6/30/18	11,935,168
11,735,000	1.25%, 2/29/20	11,297,683
10,885,400	1.38%, 5/31/20	10,505,260
2,526,300	1.75%, 5/15/23	2,366,037

		114,182,660

U.S. Treasury Strips (1.0%)
1,490,000	6.38%, 2/15/41(d)	545,210
3,060,000	6.57%, 11/15/41(d)	1,079,721

Continued

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value

U.S. Treasury Obligations, continued
U.S. Treasury Strips, continued
$2,815,000	0.63%, 2/15/43	$2,394,449
6,355,000	5.95%, 2/15/43(d)	2,127,808

		6,147,188

Total U.S. Treasury Obligations (Cost $154,136,192)		152,629,272

Securities Held as Collateral for Securities on Loan (0.6%):
3,960,990	Allianz Variable Insurance Products Securities Lending Collateral Trust(e)	3,960,990

Total Securities Held as Collateral for Securities on Loan (Cost $3,960,990)		3,960,990

Principal Amount		Fair Value

U.S. Treasury Obligations, continued
Unaffiliated Investment Company (17.7%):
$109,388,148	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	$109,388,148

Total Unaffiliated Investment Company (Cost $109,388,148)		109,388,148

Total Investment Securities (Cost $719,903,326)(f) — 115.3%		712,684,658
Net other assets (liabilities) — 15.3%		(94,545,969)

Net Assets — 100.0%		$618,138,689

Percentages indicated are based on net assets as of June 30, 2013.

MTN—Medium	Term Note

REMIC—Real	Estate Mortgage Investment Conduit

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $3,858,818.

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2013. The date presented represents the final maturity date.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2013. The total of all such securities represent 0.10% of the net assets of the fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	The rate represents the effective yield at June 30, 2013.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

Securities Sold Short (-2.4%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation – July TBA	3.00%	7/15/43	$(11,200,000)	$(11,158,914)	$(10,916,500)	$242,414
Federal National Mortgage Association – August TBA	3.00	8/25/42	(3,500,000)	(3,375,914)	(3,410,312)	(34,398)
Federal National Mortgage Association – July TBA	6.00	7/25/43	(400,000)	(435,625)	(435,000)	625

				$(14,970,453)	$(14,761,812)	$208,641

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long Term U.S. Treasury Bond September Futures	Short	9/20/13	(95)	$(13,994,688)	$539,628
90-Day Eurodollar September Futures	Short	9/17/13	(39)	(9,686,738)	10,562
U.S. Treasury 30-Year Bond September Futures	Long	9/20/13	29	3,939,469	(149,162)
U.S. Treasury 2-Year Note October Futures	Long	10/1/13	251	55,220,001	(34,647)
U.S. Treasury 5-Year Note October Futures	Long	10/1/13	190	22,998,906	(239,738)
U.S. Treasury 10-Year Note September Futures	Long	9/20/13	23	2,910,938	(51,426)

Total					$75,217

June 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Barclays Bank	7/17/13	282,000	$431,720	$428,787	$2,933
European Euro	Citibank	7/23/13	888,119	1,166,100	1,155,985	10,115

				$1,597,820	$1,584,772	$13,048

See accompanying notes to the financial statements.

9

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$719,903,326

Investment securities, at value*	$712,684,658
Interest and dividends receivable	2,646,980
Foreign currency, at value (cost $650,869)	650,321
Unrealized appreciation on forward currency contracts	13,048
Receivable for capital shares issued	2,939,670
Receivable for investments sold	186,577,196
Receivable for variation margin on futures contracts	11,703
Prepaid expenses	3,270

Total Assets	905,526,846

Liabilities:
Payable for investments purchased	268,168,880
Payable for collateral received on loaned securities	3,960,990
Securities sold short (Proceeds received $14,970,453)	14,761,812
Payable for variation margin on futures contracts	122,766
Manager fees payable	176,916
Administration fees payable	22,879
Distribution fees payable	126,369
Custodian fees payable	2,953
Administrative and compliance services fees payable	4,339
Trustee fees payable	14,822
Other accrued liabilities	25,431

Total Liabilities	287,388,157

Net Assets	$618,138,689

Net Assets Consist of:
Capital	$609,993,975
Accumulated net investment income/(loss)	10,256,708
Accumulated net realized gains/(losses) from investment transactions	4,810,319
Net unrealized appreciation/(depreciation) on investments	(6,922,313)

Net Assets	$618,138,689

Shares of beneficial interest (unlimited number of shares authorized, no par value)	56,843,681
Net Asset Value (offering and redemption price per share)	$10.87

*	Includes securities on loan of $3,858,817

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Interest	$4,795,730
Dividends	12
Income from securities lending	23,355
Foreign withholding tax	(18)

Total Investment Income	4,819,079

Expenses:
Manager fees	984,061
Administration fees	110,311
Distribution fees	702,902
Custodian fees	16,105
Administrative and compliance services fees	5,678
Trustee fees	14,160
Professional fees	17,662
Shareholder reports	8,096
Other expenses	6,475

Total expenses	1,865,450

Net Investment Income/(Loss)	2,953,629

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(3,025,445)
Net realized gains/(losses) on futures contracts	573,835
Net realized gains/(losses) on forward currency contracts	53,141
Change in net unrealized appreciation/depreciation on investments	(16,413,200)

Net Realized/Unrealized Gains/(Losses) on Investments	(18,811,669)

Change in Net Assets Resulting From Operations	$(15,858,040)

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Enhanced Bond Index Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,953,629	$5,925,119
Net realized gains/(losses) on investment transactions	(2,398,469)	8,974,678
Change in unrealized appreciation/depreciation on investments	(16,413,200)	2,634,226

Change in net assets resulting from operations	(15,858,040)	17,534,023

Dividends to Shareholders:
From net investment income	—	(5,330,161)
From net realized gains	—	(7,712,608)

Change in net assets resulting from dividends to shareholders	—	(13,042,769)

Capital Transactions:
Proceeds from shares issued	134,434,577	185,385,544
Proceeds from dividends reinvested	—	13,042,769
Value of shares redeemed	(3,986,329)	(40,589,771)

Change in net assets resulting from capital transactions	130,448,248	157,838,542

Change in net assets	114,590,208	162,329,796
Net Assets:
Beginning of period	503,548,481	341,218,685

End of period	$618,138,689	$503,548,481

Accumulated net investment income/(loss)	$10,256,708	$7,303,079

Share Transactions:
Shares issued	12,106,274	16,592,447
Dividends reinvested	—	1,173,967
Shares redeemed	(360,794)	(3,622,879)

Change in shares	11,745,480	14,143,535

See accompanying notes to the financial statements.

11

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	July 10, 2009 to December 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.17		$11.02	$10.51	$10.04	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02		0.09	0.11	0.15	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	(0.32)		0.38	0.65	0.41	0.01

Total from Investment Activities	(0.30)		0.47	0.76	0.56	0.04

Dividends to Shareholders From:
Net Investment Income	—		(0.13)	(0.13)	(0.03)	—
Net Realized Gains	—		(0.19)	(0.12)	(0.06)	—

Total Dividends	—		(0.32)	(0.25)	(0.09)	—

Net Asset Value, End of Period	$10.87		$11.17	$11.02	$10.51	$10.04

Total Return(b)	(2.69	)%(c)	4.22%	7.28%	5.62%	0.40	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$618,139		$503,548	$341,219	$205,572	$127,833
Net Investment Income/(Loss)(d)	1.05%		1.35%	1.69%	2.01%	1.34%
Expenses Before Reductions(d)(e)	0.66%		0.68%	0.69%	0.71%	0.76%
Expenses Net of Reductions(d)	0.66%		0.68%	0.69%	0.70%	0.70%
Portfolio Turnover Rate(f)	326	%(c)	385%	407%	700%	366	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

12

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The

13

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $14 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,312 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $1.6 million as of June 30, 2013. The monthly average amount for these contracts was $1.8 million for the period ended June 30, 2013.

Futures Contracts

During the period ended June 30, 2013, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements

14

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding was $108.8 million as of June 30, 2013. The monthly average gross notional amount for these contracts was $237.3 million for the period ended June 30, 2013.

Summary of Derivative Instruments

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2013. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013.

		Assets			Liabilities
	Unrealized Appreciation/ (Depreciation) on Futures Contracts*	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities presented in the Statement of Assets and Liabilities^^

Equity Risk Exposure
Futures Contracts	$75,217	$11,703	$—	$11,703	$122,766	$—	$122,766

Foreign Exchange Rate Risk Exposure
Forward Currency Contracts		13,048	—	13,048	—	—	—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Portfolio Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

^	Amounts for futures contracts, swap agreements, and forward currency contracts are reflected on the Statement of Assets and Liabilities as Receivable for Variation Margin on Futures Contracts, Unrealized Appreciation on Swap Agreements, and Unrealized Appreciation on Forward Currency Contracts, respectively.

^^	Amounts for futures contracts, swap agreements, and forward currency contracts are reflected on the Statement of Assets and Liabilities as Payable for Variation Margin on Futures Contracts, Unrealized Depreciation on Swap Agreements, and Unrealized Depreciation on Forward Currency Contracts, respectively.

The following is a summary of the financial liabilities, derivative liabilities, and collateral pledged by counterparties as of June 30, 2013:

	Net Amounts of Assets (Liabilities) presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Cash Collateral (Received) Pledged	Net Amount
Forward Currency Contracts	$13,048	$—	$—	$13,048

15

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$573,835		$(13,318)
Foreign Exchange Rate Risk Exposure		$53,141	14,345

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $3,662 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

16

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$—	$46,294,384	$—	$46,294,384
Collateralized Mortgage Obligations	—	31,058,904	817,610	31,876,514
Corporate Bonds+	—	103,153,345	—	103,153,345
U.S. Government Agency Mortgages	—	198,166,083	—	198,166,083
U.S. Treasury Obligations	—	152,629,272	—	152,629,272
Yankee Dollars	—	67,215,922	—	67,215,922
Securities Held as Collateral for Securities on Loan	—	3,960,990	—	3,960,990
Unaffiliated Investment Company	109,388,148	—	—	109,388,148

Total Investment Securities	109,388,148	602,478,900	817,610	712,684,658

Securities Sold Short	—	208,641	—	208,641
Other Financial Instruments:*
Futures Contracts	75,217	—	—	75,217
Forward Currency Contracts	—	13,048	—	13,048

Total Investments	$109,463,365	$602,700,589	$817,610	$712,981,564

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

17

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$1,730,851,206	$1,644,300,320

For the period ended June 30, 2013, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Enhanced Bond Index Fund	$4,703,217,612	$4,641,978,190

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

At June 30, 2013, the Fund held restricted securities which are identified below.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets

AbbVie, Inc., 2.00%, 11/6/18	11/5/12	$790,810	$795,000	$770,853	0.12%
AbbVie, Inc., 2.90%, 11/6/22	11/5/12	1,331,971	1,325,000	1,239,062	0.20%
Achmea Hypotheekbank NV, 0.62%, 11/3/14	5/7/13	1,814,512	1,805,000	1,808,845	0.29%
Ares Collateralized Loan Obligation Funds, Series 2007-3RA, Class A2, 0.50%, 4/16/21	2/10/11	1,663,810	1,786,642	1,730,256	0.28%
Arkle Master Issuer plc, Series 2010-2A, Class 1A1, 1.67%, 5/17/60	10/15/10	690,000	690,000	691,070	0.11%
Arran Cards Funding plc, Series 2012-1A, Class A1, 0.89%, 7/15/15	1/13/12	2,390,000	2,390,000	2,390,478	0.39%
B.A.T. International Finance plc, 3.25%, 6/7/22	6/1/12	1,437,278	1,415,000	1,385,049	0.22%
Bank of America Re-Remic Trust, Series 2012-CLRN, Class A, 1.35%, 8/15/29	9/10/12	1,330,000	1,330,000	1,330,839	0.22%
Bank of England Euro Note, Series REGS, 0.50%, 3/6/15	2/21/13	2,136,454	2,130,000	2,132,671	0.35%
Caixa Economica Federal, 2.38%, 11/6/17	10/26/12	787,211	790,000	728,775	0.12%
CDP Financial, Inc., 3.00%, 11/25/14	11/20/09	679,782	680,000	700,776	0.11%
CDP Financial, Inc., 4.40%, 11/25/19	5/17/12	2,480,934	2,190,000	2,409,598	0.39%
Codelco, Inc., 3.75%, 11/4/20	10/28/10	117,887	120,000	116,777	0.02%
Codelco, Inc., 3.88%, 11/3/21	10/27/11	655,617	665,000	648,616	0.10%
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM, 5.35%, 12/10/16	9/27/11	514,591	590,000	639,205	0.10%
Commercial Mortgage Trust, Series 2012-LTRT, Class B, 3.80%, 10/5/30	9/13/12	841,754	828,000	787,771	0.13%
Cox Communications, Inc., 4.70%, 12/15/42	4/17/13	597,534	575,000	510,022	0.08%
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18	10/27/10	31,633	31,637	31,635	0.01%
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.21%, 10/15/20	4/17/13	1,919,676	1,920,000	1,911,993	0.31%
Credit Suisse Guernsey, Ltd., 1.63%, 3/6/15	3/1/12	4,210,877	4,158,000	4,218,291	0.68%
Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16	5/24/11	1,354,295	1,355,000	1,410,308	0.23%
Crown Castle Towers LLC, 6.11%, 1/15/20	1/8/10	535,000	535,000	613,899	0.10%
Daimler Finance NA LLC, 1.88%, 1/11/18	1/7/13	1,087,534	1,090,000	1,063,658	0.17%
Daimler Finance NA LLC, 1.88%, 9/15/14	9/7/11	1,370,655	1,375,000	1,387,132	0.22%
DBRR Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45	9/20/12	2,475,077	2,475,786	2,472,765	0.40%
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 6/10/17	2/8/11	1,094,305	1,086,668	1,150,945	0.19%
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2, 4.53%, 7/1/19	2/8/11	1,325,372	1,320,000	1,443,507	0.23%
Eaton Corp., 1.50%, 11/2/17	11/14/12	839,084	840,000	815,401	0.13%
Eaton Corp., 4.00%, 11/2/32	11/14/12	254,204	255,000	238,421	0.04%
First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.90%, 10/15/18	1/15/13	1,686,138	1,686,234	1,683,634	0.27%
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	2/28/13	447,948	450,000	396,834	0.06%
FREMF Mortgage Trust, Series 2013-K712, Class B, 3.48%, 5/25/45	4/10/13	576,146	564,635	518,657	0.08%
Golden Credit Card Trust, Series 2013-1A, Class A, 0.45%, 2/15/18	2/21/13	1,595,000	1,595,000	1,589,114	0.26%
GS Mortgage Securities Trust, Series 2012-SHOP, Class A, 2.93%, 6/5/31	5/30/13	1,132,828	1,100,000	1,093,698	0.18%

18

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets

HLSS Servicer Advance Receivables Trust, Series 2013-T2, Class A2, 1.15%, 5/16/44	5/17/13	$2,264,998	$2,265,000	$2,262,581	0.37%
Holmes Master Issuer plc, Series 2010-1A, Class A2, 1.68%, 10/15/54	11/4/10	547,121	547,121	550,249	0.09%
ING Bank NV, 3.75%, 3/7/17	2/29/12	1,109,269	1,115,000	1,167,004	0.19%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-WLDN, Class A, 3.90%, 5/5/30	5/22/12	608,996	600,000	598,572	0.10%
Kommunalbanken AS, 0.30%, 1/26/15	1/16/13	1,465,000	1,465,000	1,464,108	0.24%
Kommunalbanken AS, 0.41%, 10/31/16	1/17/13	1,856,061	1,856,000	1,857,631	0.30%
Kommunalbanken AS, 1.13%, 5/23/18	5/15/13	2,154,557	2,160,000	2,084,400	0.34%
Lanark Master Issuer plc, Series 2012-2A, Class 1A, 1.67%, 12/22/54	7/20/12	1,400,000	1,400,000	1,430,120	0.23%
MetLife Global Funding I, 2.00%, 1/10/14	1/4/11	1,119,518	1,120,000	1,129,160	0.18%
MetLife Institutional Funding II LLC, 1.63%, 4/2/15	3/27/12	1,708,906	1,710,000	1,731,671	0.28%
Morgan Stanley BAML Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/22	9/25/12	722,566	705,000	657,620	0.11%
Morgan Stanley Re-Remic Trust, Series 2012-IO, Class AXB1, 1.00%, 3/29/51	1/9/13	894,287	894,986	894,181	0.14%
Morgan Stanley Re-Remic Trust, Series 2012-XA, Class A, 2.00%, 7/28/49	3/1/12	1,057,860	1,054,811	1,067,997	0.17%
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/5/25	11/2/12	1,009,997	1,010,000	988,704	0.16%
Nationstar Mortgage Advance Receivables Trust, Series 2013-T2, Class A2, 1.68%, 6/20/46	6/4/13	2,114,992	2,115,000	2,112,735	0.34%
NBCUniversal Enterprise, Inc., 0.97%, 4/15/18	3/20/13	1,135,851	1,135,000	1,144,879	0.19%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18	4/3/13	1,818,152	1,810,000	1,759,067	0.28%
Nederlandse Waterschapsbank NV, Series E, 3.00%, 3/17/15	1/23/13	1,830,680	1,740,000	1,809,976	0.29%
New York Life Global Funding, 1.65%, 5/15/17	2/7/12	903,380	905,000	896,174	0.14%
Norddeutsche Landesbank Girozentrale AG, 0.88%, 10/16/15	1/24/13	1,806,390	1,800,000	1,798,200	0.29%
Nordea Eiendomskreditt AS, 2.13%, 9/22/16	9/21/11	1,913,439	1,920,000	1,961,115	0.32%
Novus USA Trust, Series 2013-1, 1.57%, 2/28/14	2/19/13	1,435,000	1,435,000	1,432,848	0.23%
Penske Truck Leasing Co. LP, 3.13%, 5/11/15	5/8/12	814,209	815,000	842,140	0.14%
Petroleos Mexicanos, 3.50%, 1/30/23	1/23/13	648,206	650,000	599,625	0.10%
PFS Financing Corp., Series 2012-BA, Class A, 0.90%, 10/17/16	9/10/12	1,595,000	1,595,000	1,595,146	0.26%
PFS Financing Corp., Series 2013-AA, Class A, 0.75%, 2/15/18	2/5/13	1,735,000	1,735,000	1,728,004	0.28%
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18	4/3/13	1,924,805	1,925,000	1,920,634	0.31%
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 4/16/17	5/26/10	624,640	620,000	684,574	0.11%
Ruby Pipeline LLC, 6.00%, 4/1/22	2/10/12	540,000	540,000	576,622	0.09%
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.66%, 6/15/13	3/21/11	651,202	652,329	655,109	0.11%
Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, 11/17/14	1/24/12	383,292	380,483	381,708	0.06%
Santander Drive Auto Receivables Trust, Series 2011-S1A, Class B, 1.48%, 7/15/13	2/4/11	199,472	199,485	199,794	0.03%
SBA Tower Trust, 4.25%, 4/15/15	4/8/10	400,000	400,000	414,046	0.07%
Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100	6/5/12	630,602	600,000	603,061	0.10%
SLM Student Loan Trust, Series 2012-A, Class A1, 1.60%, 4/15/16	2/2/12	986,830	986,830	997,342	0.16%
SpareBank 1 Boligkreditt AS, 1.25%, 5/2/18	4/24/13	1,944,912	1,955,000	1,870,334	0.30%
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17, Callable 8/5/13 @ 0	11/17/10	291,642	291,642	299,972	0.05%
STRIPS, Series 2012-1A, Class A, 1.50%, 12/25/44	12/13/12	817,610	827,269	817,610	0.13%
Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 2/16/26	11/18/10	176,392	176,409	182,068	0.03%
Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17	7/9/12	670,000	670,000	666,939	0.11%
Teachers Insurance & Annuity Association, 6.85%, 12/16/39	4/23/13	373,162	270,000	329,736	0.05%
Toronto-Dominion Bank, 1.50%, 3/13/17	4/17/13	2,180,546	2,125,000	2,135,413	0.35%
UBS AG London, 1.88%, 1/23/15	5/2/13	2,598,822	2,540,000	2,585,212	0.42%
Westpac Banking Corp., 1.38%, 7/17/15	1/14/13	2,962,522	2,915,000	2,949,689	0.48%
Westpac Banking Corp., 2.45%, 11/28/16	1/31/13	1,568,254	1,490,000	1,544,683	0.25%
Xstrata Canada Financial Corp., 2.85%, 11/10/14	11/3/11	814,234	815,000	829,686	0.13%

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection

19

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $721,688,291. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,237,241
Unrealized depreciation	(13,240,874)

Net unrealized appreciation depreciation	$(9,003,633)

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Enhanced Bond Index Fund	$12,979,458	$63,311	$13,042,769

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Enhanced Bond Index Fund	$13,438,299	$1,637,154	$—	$9,202,164	$24,277,617

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

20

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Federated Clover Small Value Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

Approval of Amended Subadvisory Agreement Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Federated Clover Small Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Federated Clover Small Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Federated Clover Small Value Fund	$1,000.00	$1,149.90	$5.70	1.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Federated Clover Small Value Fund	$1,000.00	$1,019.49	$5.36	1.07%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	32.8%
Consumer Discretionary	13.1
Information Technology	12.8
Industrials	12.0
Energy	7.0
Health Care	6.5
Materials	5.4
Utilities	5.1
Consumer Staples	2.6
Telecommunication Services	0.5

Total Common Stock	97.8
Securities Held as Collateral for Securities on Loan	8.8
Unaffiliated Investment Company	1.8

Total Investment Securities	108.4
Net other assets (liabilities)	(8.4)

Net Assets	100.0%

1

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.8%):
Aerospace & Defense (2.1%):
176,225	Orbital Sciences Corp.*	$3,061,028
34,475	Triumph Group, Inc.	2,728,696

		5,789,724

Auto Components (0.2%):
101,961	Spartan Motors, Inc.	624,001

Biotechnology (1.4%):
77,300	Alkermes plc*	2,216,964
25,700	Cubist Pharmaceuticals, Inc.*	1,241,310
59,325	InterMune, Inc.*	570,707

		4,028,981

Building Products (0.5%):
57,025	USG Corp.*	1,314,426

Capital Markets (0.6%):
126,800	American Capital, Ltd.*	1,606,556

Chemicals (3.1%):
64,425	Axiall Corp.	2,743,216
45,050	Cabot Corp.	1,685,771
131,625	Huntsman Corp.	2,179,710
69,525	OM Group, Inc.*	2,149,713

		8,758,410

Commercial Banks (9.9%):
38,800	City Holding Co.^	1,511,260
49,350	East West Bancorp, Inc.	1,357,125
270,950	F.N.B. Corp.	3,273,076
265,000	First Commonwealth Financial Corp.	1,953,050
290,100	First Niagara Financial Group, Inc.	2,921,307
131,375	FirstMerit Corp.	2,631,441
41,345	Independent Bank Corp.	1,426,403
70,500	Investors Bancorp, Inc.	1,486,140
201,725	Old National Bancorp	2,789,857
62,500	Sterling Financial Corp.	1,486,250
384,000	Susquehanna Bancshares, Inc.	4,934,399
415,425	Synovus Financial Corp.	1,213,041
34,200	Wintrust Financial Corp.	1,309,176

		28,292,525

Commercial Services & Supplies (1.7%):
253,075	Acco Brands Corp.*	1,609,557
76,475	Avery Dennison Corp.	3,270,071

		4,879,628

Communications Equipment (2.7%):
47,650	Black Box Corp.	1,206,498
138,125	Finisar Corp.*^	2,341,218
98,950	Riverbed Technology, Inc.*	1,539,662
76,225	SeaChange International, Inc.*	892,595
93,024	Symmetricom, Inc.*	417,678
19,250	ViaSat, Inc.*	1,375,605

		7,773,256

Computers & Peripherals (0.6%):
1,227,350	Quantum Corp. *	1,681,470

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (1.4%):
91,100	Aegion Corp.*	$2,050,661
84,050	Foster Wheeler AG*	1,824,726

		3,875,387

Diversified Financial Services (0.4%):
61,900	PHH Corp.*	1,261,522

Diversified Telecommunication Services (0.5%):
199,450	Iridium Communications, Inc.*^	1,547,732

Electric Utilities (4.0%):
90,200	Cleco Corp.	4,187,986
103,200	IDACORP, Inc.	4,928,832
74,475	Portland General Electric Co.	2,278,190

		11,395,008

Electronic Equipment, Instruments & Components (2.4%):
30,050	Anixter International, Inc.*	2,278,091
58,342	CTS Corp.	795,785
49,925	Insight Enterprises, Inc.*	885,670
191,875	Sanmina Corp.*	2,753,405

		6,712,951

Energy Equipment & Services (2.8%):
54,400	Superior Energy Services, Inc.*	1,411,136
87,100	Tidewater, Inc.	4,962,087
297,150	Willbros Group, Inc.*	1,824,501

		8,197,724

Food & Staples Retailing (0.4%):
57,425	Spartan Stores, Inc.	1,058,917

Food Products (2.2%):
68,450	Fresh Del Monte Produce, Inc.	1,908,386
42,925	TreeHouse Foods, Inc.*	2,813,305
96,250	WhiteWave Foods Co., Class A*^	1,564,063

		6,285,754

Gas Utilities (1.1%):
74,075	Atmos Energy Corp.	3,041,520

Health Care Equipment & Supplies (2.1%):
48,175	Alere, Inc.*	1,180,288
34,575	Meridian Bioscience, Inc.^	743,363
114,325	Merit Medical Systems, Inc.*	1,274,723
45,225	Tornier NV*	791,438
69,900	Wright Medical Group, Inc.*	1,832,078

		5,821,890

Health Care Providers & Services (1.7%):
24,925	Community Health Systems, Inc.	1,168,484
32,500	Magellan Health Services, Inc.*	1,822,600
28,525	Universal Health Services, Inc., Class B	1,910,034

		4,901,118

Hotels, Restaurants & Leisure (0.6%):
26,875	Vail Resorts, Inc.	1,653,350

Household Durables (2.0%):
140,225	La-Z-Boy, Inc.	2,842,360
162,650	Standard Pacific Corp.*^	1,354,875
36,175	Tempur-Pedic International, Inc.*	1,588,083

		5,785,318

Continued

2

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance (6.9%):
197,200	American Equity Investment Life Holding Co.	$3,096,040
72,572	Argo Group International Holdings, Ltd.	3,076,327
407,450	CNO Financial Group, Inc.	5,280,551
29,175	First American Financial Corp.	643,017
66,625	Hanover Insurance Group, Inc. (The)	3,259,961
275,975	Maiden Holdings, Ltd.	3,096,440
27,000	ProAssurance Corp.	1,408,320

		19,860,656

Internet & Catalog Retail (0.6%):
56,075	HomeAway, Inc.*	1,813,466

Internet Software & Services (0.7%):
49,475	j2 Global, Inc.^	2,103,182

IT Services (0.3%):
42,525	CSG Systems International, Inc.*	922,793

Leisure Equipment & Products (0.3%):
83,800	JAKKS Pacific, Inc.^	942,750

Machinery (4.0%):
67,700	Altra Holdings, Inc.	1,853,626
78,300	Barnes Group, Inc.	2,348,217
107,625	Briggs & Stratton Corp.	2,130,975
98,425	Harsco Corp.	2,282,476
86,100	Manitowoc Co., Inc. (The)	1,542,051
51,775	Terex Corp.*	1,361,683

		11,519,028

Media (2.5%):
80,375	Lions Gate Entertainment Corp.*^	2,207,901
51,675	National CineMedia, Inc.	872,791
201,250	New York Times Co. (The), Class A*^	2,225,825
159,125	World Wrestling Entertainment, Inc., Class A^	1,640,579

		6,947,096

Metals & Mining (0.8%):
77,050	Coeur d’Alene Mines Corp.*	1,024,765
99,825	Stillwater Mining Co.*^	1,072,121

		2,096,886

Multiline Retail (0.6%):
136,125	Body Central Corp.*	1,813,185

Oil, Gas & Consumable Fuels (4.2%):
110,700	ALON USA Energy, Inc.	1,600,722
124,250	Comstock Resources, Inc.	1,954,453
477,100	Halcon Resources Corp.*^	2,705,157
151,675	Resolute Energy Corp.*	1,210,367
247,600	SandRidge Energy, Inc.*^	1,178,576
75,050	Teekay Shipping Corp.	3,049,281

		11,698,556

Paper & Forest Products (1.5%):
21,725	Domtar Corp.	1,444,713
72,375	KapStone Paper & Packaging Corp.	2,908,027

		4,352,740

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (1.3%):
34,200	Impax Laboratories, Inc.*	$682,290
46,925	Medicines Co. (The)*	1,443,413
52,575	ViroPharma, Inc.*	1,506,274

		3,631,977

Professional Services (0.7%):
95,275	Trueblue, Inc.*	2,005,539

Real Estate Investment Trusts (REITs) (12.8%):
147,875	Associated Estates Realty Corp.^	2,377,830
94,825	BioMed Realty Trust, Inc.	1,918,310
293,025	CapLease, Inc.	2,473,131
390,425	FelCor Lodging Trust, Inc.*	2,307,412
145,200	First Potomac Realty Trust	1,896,312
171,225	Lexington Realty Trust^	1,999,908
52,000	LTC Properties, Inc.	2,030,600
477,375	MFA Financial, Inc.	4,033,818
32,625	Mid-America Apartment Communities, Inc.	2,210,996
351,950	New Residential Investment Corp.	2,372,143
351,950	Newcastle Investment Corp.	1,840,699
290,825	NorthStar Realty Finance Corp.	2,646,507
65,550	Select Income REIT	1,838,022
176,300	Starwood Property Trust, Inc.	4,363,425
46,825	Sun Communities, Inc.	2,330,012

		36,639,125

Road & Rail (0.9%):
69,050	Con-way, Inc.	2,690,188

Semiconductors & Semiconductor Equipment (5.2%):
86,925	Advanced Energy Industries, Inc.*	1,513,364
125,625	Brooks Automation, Inc.	1,222,331
184,475	Cypress Semiconductor Corp.^	1,979,417
166,625	Fairchild Semiconductor International, Inc.*	2,299,425
265,700	Lattice Semiconductor Corp.*	1,347,099
478,750	RF Micro Devices, Inc.*	2,561,312
116,775	Tessera Technologies, Inc.	2,428,920
179,625	TriQuint Semiconductor, Inc.*	1,244,801

		14,596,669

Software (0.9%):
93,550	Take-Two Interactive Software, Inc.*	1,400,444
35,425	Verint Systems, Inc.*	1,256,525

		2,656,969

Specialty Retail (3.1%):
98,525	Aeropostale, Inc.*	1,359,645
30,525	Genesco, Inc.*	2,044,870
88,900	Rent-A-Center, Inc.	3,338,194
91,625	Select Comfort Corp.*	2,296,122

		9,038,831

Textiles, Apparel & Luxury Goods (3.2%):
164,425	Crocs, Inc.*	2,713,012
112,125	Jones Group, Inc. (The)	1,541,719
82,825	Skechers U.S.A., Inc., Class A*	1,988,628
124,850	Vera Bradley, Inc.*^	2,704,251

		8,947,610

Continued

3

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (2.2%):
176,425	Brookline Bancorp, Inc.	$1,531,369
122,600	Flushing Financial Corp.	2,016,770
52,825	Ocwen Financial Corp.*	2,177,446
49,475	Radian Group, Inc.^	574,900

		6,300,485

Trading Companies & Distributors (0.7%):
41,875	United Rentals, Inc.*	2,089,981

Total Common Stocks (Cost $246,279,000)		278,954,880

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (8.8%):
$25,253,792	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$25,253,792

Total Securities Held as Collateral for Securities on Loan (Cost $25,253,792)		25,253,792

Unaffiliated Investment Company (1.8%):
5,024,738	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	5,024,738

Total Unaffiliated Investment Company (Cost $5,024,738)		5,024,738

Total Investment Securities (Cost $276,557,530)(c) — 108.4%		309,233,410
Net other assets (liabilities) — (8.4)%		(23,834,746)

Net Assets — 100.0%		$285,398,664

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $24,819,356.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Bermuda	1.6%
Canada	0.7%
Cayman Islands	0.6%
Greece	1.0%
Ireland (Republic of)	0.6%
Netherlands	0.3%
United States	95.2%

100.0%

See accompanying notes to the financial statements.

4

AZL Federated Clover Small Value Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$276,557,530

Investment securities, at value*	$309,233,410
Interest and dividends receivable	477,189
Receivable for investments sold	5,350,677
Prepaid expenses	2,170

Total Assets	315,063,446

Liabilities:
Payable for investments purchased	4,116,700
Payable for capital shares redeemed	19,352
Payable for collateral received on loaned securities	25,253,792
Manager fees payable	177,856
Administration fees payable	9,992
Distribution fees payable	59,285
Custodian fees payable	967
Administrative and compliance services fees payable	1,759
Trustee fees payable	6,009
Other accrued liabilities	19,070

Total Liabilities	29,664,782

Net Assets	$285,398,664

Net Assets Consist of:
Capital	$236,522,418
Accumulated net investment income/(loss)	6,181,818
Accumulated net realized gains/(losses) from investment transactions	10,018,548
Net unrealized appreciation/(depreciation) on investments	32,675,880

Net Assets	$285,398,664

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,682,494
Net Asset Value (offering and redemption price per share)	$20.86

*	Includes securities on loan of $24,819,356.

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$5,121,971
Income from securities lending	241,787
Foreign withholding tax	(3)

Total Investment Income	5,363,755

Expenses:
Manager fees	1,057,721
Administration fees	46,970
Distribution fees	352,574
Custodian fees	7,101
Administrative and compliance services fees	3,268
Trustee fees	8,048
Professional fees	10,145
Shareholder reports	15,372
Other expenses	3,228

Total expenses before reductions	1,504,427
Less expenses paid indirectly	(158,781)

Net expenses	1,345,646

Net Investment Income/(Loss)	4,018,109

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	9,329,324
Change in net unrealized appreciation/depreciation on investments	25,457,164

Net Realized/Unrealized Gains/(Losses) on Investments	34,786,488

Change in Net Assets Resulting From Operations	$38,804,597

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Federated Clover Small Value Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,018,109	$2,163,716
Net realized gains/(losses) on investment transactions	9,329,324	49,092,905
Change in unrealized appreciation/depreciation on investments	25,457,164	(24,071,883)

Change in net assets resulting from operations	38,804,597	27,184,738

Dividends to Shareholders:
From net investment income	—	(1,295,502)

Change in net assets resulting from dividends to shareholders	—	(1,295,502)

Capital Transactions:
Proceeds from shares issued	7,472,455	59,281,549
Proceeds from dividends reinvested	—	1,295,502
Value of shares redeemed	(22,609,349)	(23,754,974)

Change in net assets resulting from capital transactions	(15,136,894)	36,822,077

Change in net assets	23,667,703	62,711,313
Net Assets:
Beginning of period	261,730,961	199,019,648

End of period	$285,398,664	$261,730,961

Accumulated net investment income/(loss)	$6,181,818	$2,163,709

Share Transactions:
Shares issued	375,130	3,280,233
Dividends reinvested	—	72,173
Shares redeemed	(1,123,084)	(1,393,283)

Change in shares	(747,954)	1,959,123

See accompanying notes to the financial statements.

6

AZL Federated Clover Small Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$18.14		$15.96		$16.72	$13.27	$10.31	$16.47

Investment Activities:
Net Investment Income/(Loss)	0.30		0.15		0.11	0.09	0.15	0.18
Net Realized and Unrealized Gains/(Losses) on Investments	2.42		2.13		(0.77)	3.48	3.01	(5.47)

Total from Investment Activities	2.72		2.28		(0.66)	3.57	3.16	(5.29)

Dividends to Shareholders From:
Net Investment Income	—		(0.10)		(0.10)	(0.12)	(0.20)	(0.17)
Net Realized Gains	—		—		—	—	—	(0.70)

Total Dividends	—		(0.10)		(0.10)	(0.12)	(0.20)	(0.87)

Net Asset Value, End of Period	$20.86		$18.14		$15.96	$16.72	$13.27	$10.31

Total Return(a)	14.99	%(b)	14.32%		(3.92)%	27.11%	30.61%	(33.73)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$285,399		$261,731		$199,020	$234,305	$187,475	$181,941
Net Investment Income/(Loss)(c)	2.85%		0.96%		0.60%	0.59%	0.96%	1.00%
Expenses Before Reductions(c)(d)	1.07%		1.07%		1.09%	1.08%	1.12%	1.12%
Expenses Net of Reductions(c)	0.95%		0.99%		1.09%	1.08%	1.12%	1.12%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.07%		1.07%		1.09%	1.08%	1.12%	1.12%
Portfolio Turnover Rate	49	%(b)	156	%(f)	15%	23%	10%	20%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Effective February 24, 2012, the Subadviser changed from Franklin Advisory Services LLC to Federated Global Investment Management Corp. Costs of purchase and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2012 as compared to prior years.

See accompanying notes to the financial statements.

7

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Federated Clover Small Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $33 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $24,157 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Federated Global Investment Management Corp. (“Federated”), Federated provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

9

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Federated Clover Small Value Fund	0.75%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $1,888 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type

10

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$278,954,880	$—	$—	$278,954,880
Securities Held as Collateral for Securities on Loan	—	25,253,792	—	25,253,792
Unaffiliated Investment Company	5,024,738	—	—	5,024,738

Total Investment Securities	$283,979,618	$25,253,792	$—	$309,233,410

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Federated Clover Small Value Fund	$135,017,931	$143,130,351

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $277,365,505. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$40,133,380
Unrealized depreciation	(8,265,475)

Net unrealized appreciation depreciation	$31,867,905

During the year ended December 31, 2012, the Fund utilized $47,100,604 in capital loss carry forwards to offset capital gains.

11

AZL Federated Clover Small Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Federated Clover Small Value Fund	$1,295,502	$—	$1,295,502

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Federated Clover Small Value Fund	$2,163,708	$1,287,127	$—	$6,620,814	$10,071,649

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

At a Board meeting on June 12, 2013, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Federated Clover Small Value Fund will acquire the assets and liabilities of the AZL Columbia Small Cap Value Fund. If approved by the shareholders, the reorganization is expected to be completed on or about November 15, 2013.

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no additional subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

Board Consideration and Approval of a Revision to the Subadvisory Agreement with Federated Global Investment Management Corp. (Unaudited)

At an in-person meeting held on June 12, 2013, the Board of Trustees (the “Board”) considered the recommendation of Allianz Investment Management LLC (the “Manager”) that the fee schedule in the Subadvisory Agreement with Federated Global Investment Management Corp. (“Federated”) be amended to revise the fee paid by the Manager to Federated for Federated’s services as subadviser to the AZL Federated Clover Small Value Fund (the “Fund”). At the meeting, the Board reviewed materials furnished by the Manager pertaining to the Fund’s performance and the revised subadvisory fee schedule, and unanimously approved the revised fee schedule, which will become effective as to the Fund November 1, 2013.

The Board considered several factors in its decision to approve the revised fee schedule. The Board noted that the existing Federated subadvisory fee schedule contained various breakpoints, and that the revised fee schedule adds a fourth breakpoint, as follows:

Prior Subadvisory Fee Schedule		Revised Subadvisory Fee Schedule
First $100 million	0.55%	First $100 million	0.55%
Next $100 million	0.50%	Next $100 million	0.50%
Over $200 million	0.45%	Next $100 million	0.45%
		Over $300 million	0.40%

The Board noted that the revised fee schedule reduces the subadvisory fee paid by the Manager to Federated for its services to the Fund, for assets over $300 million. The Board considered the fact that the revised fee schedule will not impact the advisory fee paid by the Fund. Because the fee paid by the Fund to the Manager under its Investment Management Agreement does not contain breakpoints and is not changing, the Manager will keep more of its management fees as a result of the reduced subadvisory fee schedule. The Board realized that the Fund will not benefit directly from the reduced subadvisory fee schedule.

The Board also considered that it re-approved both the Subadvisory Agreement with Federated and the Investment Management Agreement with the Manager (collectively, the “Agreements”) at an in-person meeting on October 9, 2012. The Board further expects to consider again whether to re-approve the Agreements at an in-person meeting held prior to December 31, 2013.

The Board recalled that at its meeting on October 9, 2012, it received information from the Manager and Federated and considered various factors in re-approving the Agreements, among the most material of which were: the Fund’s investment objectives and long term performance; the Manager’s and Federated’s management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry. The Board also considered at that time the compensation and benefits received by the Manager and Federated, including fees received for services provided to the Fund by affiliated persons of the Manager and Federated and research services received by the Manager and Federated from brokers that execute Fund trades, as well as advisory fees.

The following information describes the Board’s deliberations regarding its re-approval of the Agreements at the meeting on October 9, 2012:

The Board is aware that various courts have interpreted provisions of the Investment Company Act of 1940 and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Agreements.

The Board considered and weighed these circumstances in light of its experience in governing the Fund and working with the Manager and Federated on matters relating to the Fund, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Fund, the Manager and Federated. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Agreements is informed by reports covering such matters as: the Manager’s and Federated’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by Federated), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Manager and Federated and their affiliates; compliance and audit reports concerning the Fund and the companies that service them; and relevant developments in the mutual fund industry and how the Fund and/or the Manager and Federated are responding to them.

The Board also receives financial information about the Manager and Federated, including reports on the compensation and benefits the Manager and Federated derive from their relationships with the Fund. These reports cover not only the fees under the Agreements, but also fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or “fall out” benefits the Manager or Federated may derive from its relationship with the Fund.

In connection with the in-person meeting on October 9, 2012, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Board reviewed the proposed approval/continuance of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent (“disinterested”) Trustees also discussed the proposed approvals/continuances in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreements, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

14

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Federated. The Trustees noted that the Manager, subject to the control of the Board, administers the Fund’s business and other affairs. The Manager is responsible for monitoring Federated, which has day-to-day responsibility for the decisions made for the Fund’s investment portfolio. The Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board for selection as a subadviser. The Trustees noted that the Manager also provides the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others) and executive and other personnel as are necessary for the operation of the Fund. Except for the Fund’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Fund who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and Federated and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and Federated are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements.

The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Fund’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Agreements.

(2) The investment performance of the Fund, the Manager and Federated. In connection with every in-person quarterly Board of Trustees meeting, Trustees receive extensive information on the performance results of the Fund. This includes, for example, performance information on the Fund for the previous quarter, and previous one, three and five-year periods, and since inception. Such performance information includes information on absolute total return, performance versus Federated’s comparable fund(s), performance versus the appropriate benchmark(s), and performance versus peer groups. For example, in connection with the meeting held June 12, 2013, the Manager provided information regarding the total return of the Fund, of a comparable fund managed by Federated, and a comparison with the Fund’s benchmark for the five-year period ended March 31, 2013. At the Board of Trustees meeting held October 9, 2012, the Trustees determined that the overall investment performance of the Fund was acceptable.

(3) The costs of services to be provided and profits to be realized by the Manager and Federated and their affiliates from their relationship with the Fund. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Fund is subject. The Manager has agreed to temporarily “cap” the Fund’s expenses at 1.35%, and information was provided to Trustees setting forth “contractual” advisory fees and “actual” fees after taking expense caps into account. Based upon the information provided, the “actual” advisory fees payable by the Fund overall are generally comparable to the average level of fees paid by Fund peer groups. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fees paid to the Manager by the Fund are not unreasonable.

The Manager also supplied information to the Board of Trustees pertaining to total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” the Fund’s expenses.

The Manager has committed to providing the Fund with a high quality of service and working to reduce Fund expenses over time, particularly as the Fund grows larger. The Trustees concluded therefore that the expense ratio of the Fund is not unreasonable.

The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2010 through June 30, 2012. The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Fund before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to the Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Fund was not excessive.

The Manager, on behalf of the Board of Trustees, endeavored to obtain information on the profitability of Federated in connection with its relationship with the Fund. The Manager assured the Board of Trustees that the Agreement with Federated was negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to subadvising the Fund was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Trustees noted that the Investment Management Agreement between the Manager and the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Agreement with Federated does contain such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Fund. However, they also recognized that there may not be a direct relationship between any economies of scale realized by the Fund and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the Fund.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2013, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Fund’s advisory fee rate schedules was acceptable under the circumstances.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Franklin Templeton Founding Strategy Plus Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 22

Statement of Operations Page 22

Statements of Changes in Net Assets Page 23

Financial Highlights Page 24

Notes to the Financial Statements Page 25

Other Information Page 35

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Franklin Templeton Founding Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,059.10	$5.36	1.05%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,019.59	$5.26	1.03%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Common Stock	60.6%
Foreign Bonds	16.9
Corporate Bonds	8.5
Yankee Dollar	3.3
Unaffiliated Investment Company	3.2
U.S. Government Agency Mortgages	2.3
Securities Held as Collateral for Securities on Loan	2.0
U. S. Treasury Obligations	1.8
Other Investments	2.0

Total Investment Securities	100.6
Net other assets (liabilities)	(0.6)

Net Assets	100.0%

Investments	Percent of net assets
United States	53.7%
United Kingdom	7.8
Republic of Korea (South)	4.4
France	3.3
Switzerland	3.2
Netherlands	2.9
Sweden	2.2
Ireland (Republic of)	2.2
Canada	2.0
Malaysia	2.0
All other countries	16.3

Net Assets	100.0%

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (60.6%):
Aerospace & Defense (0.7%):
87,790	BAE Systems plc	$513,030
19,560	Huntington Ingalls Industries, Inc.	1,104,748
5,000	Lockheed Martin Corp.	542,300
15,364	Raytheon Co.	1,015,868
16,510	Thales SA	769,120

		3,945,066

Air Freight & Logistics (0.5%):
9,120	FedEx Corp.	899,049
134,902	TNT Express NV	1,007,932
6,560	United Parcel Service, Inc., Class B	567,309

		2,474,290

Airlines (0.8%):
102,670	Deutsche Lufthansa AG, Registered Shares*	2,078,504
504,410	International Consolidated Airlines Group SA*	2,016,154

		4,094,658

Auto Components (0.4%):
17,974	Compagnie Generale des Establissements Michelin SCA, Class B*(a)	—
23,451	Compagnie Generale des Establissements Michelin SCA, Class B(b)	2,086,141

		2,086,141

Automobiles (1.1%):
48,111	General Motors Co.*	1,602,577
312,000	Mazda Motor Corp.*	1,230,530
94,300	Nissan Motor Co., Ltd.	955,911
34,200	Toyota Motor Corp.	2,065,457

		5,854,475

Beverages (0.5%):
25,496	Coca-Cola Enterprises, Inc.	896,439
18,861	Dr Pepper Snapple Group, Inc.	866,286
6,620	PepsiCo, Inc.	541,450
5,948	Pernod Ricard SA	659,193

		2,963,368

Biotechnology (0.4%):
20,530	Amgen, Inc.	2,025,490
197,140	Savient Pharmaceuticals, Inc.*	110,398

		2,135,888

Capital Markets (1.2%):
13,620	Bank of New York Mellon Corp. (The)	382,041
2,000	BlackRock, Inc., Class A	513,700
61,048	Credit Suisse Group AG, Registered Shares	1,618,975
126,053	Morgan Stanley	3,079,475
38,310	UBS AG, Registered Shares	650,995

		6,245,186

Chemicals (1.3%):
12,000	Agrium, Inc.	1,043,520
28,398	Akzo Nobel NV	1,594,977
45,510	Dow Chemical Co. (The)	1,464,057
17,620	E.I. du Pont de Nemours & Co.	925,050
1,977	Linde AG	368,086
15,000	LyondellBasell Industries NV, Class A	993,900

		6,389,590

Shares		Fair Value
Common Stocks, continued
Commercial Banks (4.1%):
46,750	Barclays plc	$200,373
30,250	BNP Paribas SA	1,652,581
19,162	CIT Group, Inc.*	893,524
4,106	Columbia Banking System, Inc.	97,764
5,306	Commonwealth Bank of Australia	333,426
152,050	Credit Agricole SA*	1,306,695
56,000	DBS Group Holdings, Ltd.	681,910
124,152	HSBC Holdings plc	1,296,887
38,540	HSBC Holdings plc	399,329
8,000	ICICI Bank, Ltd., ADR	306,000
642,897	Intesa Sanpaolo SpA	1,028,601
62,117	KB Financial Group, Inc.	1,853,425
33,792	PNC Financial Services Group, Inc.	2,464,113
19,110	Societe Generale	650,637
42,302	SunTrust Banks, Inc.	1,335,474
311,818	UniCredit SpA	1,457,956
108,301	Wells Fargo & Co.	4,469,582

		20,428,277

Commercial Services & Supplies (0.2%):
230	CEVA Group plc*(c)	206,685
7,480	Republic Services, Inc.	253,871
16,210	Waste Management, Inc.	653,750

		1,114,306

Communications Equipment (1.4%):
195,330	Brocade Communications Systems, Inc.*	1,125,101
199,449	Cisco Systems, Inc.	4,848,605
117,770	Telefonaktiebolaget LM Ericsson, B Shares	1,336,114

		7,309,820

Computers & Peripherals (1.4%):
7,969	Apple, Inc.	3,156,362
89,767	Dell, Inc.	1,198,389
122,310	Hewlett-Packard Co.	3,033,288

		7,388,039

Construction & Engineering (0.1%):
16,150	Carillion plc	68,025
7,240	FLSmidth & Co. A/S	329,306

		397,331

Construction Materials (0.4%):
89,161	CRH plc	1,806,713

Containers & Packaging (0.2%):
31,219	MeadWestvaco Corp.	1,064,880

Diversified Banks (0.1%):
9,100	Royal Bank of Canada	530,386

Diversified Financial Services (2.6%):
116,840	Bank of America Corp.	1,502,562
1,251	Bond Street Holdings LLC, Class A*^(b)(d)	17,514
76,810	Citigroup, Inc.	3,684,576
337,048	ING Groep NV*	3,079,507
77,160	JPMorgan Chase & Co.	4,073,277
19,770	NYSE Euronext	818,478

		13,175,914

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (1.3%):
35,820	AT&T, Inc.	$1,268,028
4,000	CenturyLink, Inc.	141,400
12,890	China Telecom Corp., Ltd., ADR^	612,275
40,700	France Telecom SA	383,235
50,000	Frontier Communications Corp.^	202,500
443,520	Singapore Telecommunications, Ltd.	1,313,862
114,284	Telefonica SA*	1,470,346
84,310	Telstra Corp., Ltd.	366,946
56,591	Vivendi	1,066,384

		6,824,976

Electric Utilities (2.0%):
15,000	American Electric Power Co., Inc.	671,700
28,787	Duke Energy Corp.	1,943,122
22,222	Entergy Corp.	1,548,429
59,489	Exelon Corp.	1,837,020
24,000	FirstEnergy Corp.	896,160
16,670	NextEra Energy, Inc.	1,358,272
22,920	PPL Corp.	693,559
9,722	Prime ATET&D Holdings No. 1 Pty., Ltd.*	—
30,560	Southern Co. (The)	1,348,613

		10,296,875

Electrical Equipment (0.2%):
36,580	Alstom SA	1,196,647
101,615	Dongfang Electric Corp., Ltd., H Shares^	135,838

		1,332,485

Electronic Equipment, Instruments & Components (0.4%):
45,850	Flextronics International, Ltd.*	354,879
37,083	TE Connectivity, Ltd.	1,688,760

		2,043,639

Energy Equipment & Services (2.3%):
88,891	Baker Hughes, Inc.	4,100,541
11,046	Ensco plc, Class A, ADR	641,994
12,858	Fugro NV	693,867
63,330	Halliburton Co.	2,642,128
32,610	Noble Corp.	1,225,484
12,590	Schlumberger, Ltd.	902,199
42,284	Transocean, Ltd.	2,027,518
6,000	Weatherford International, Ltd.*	82,200

		12,315,931

Food & Staples Retailing (2.3%):
82,025	CVS Caremark Corp.	4,690,190
69,545	Kroger Co. (The)	2,402,084
2,000	Metro AG	63,223
23,540	Safeway, Inc.	556,956
341,050	Tesco plc	1,713,573
47,830	Walgreen Co.	2,114,086
9,746	Wal-Mart Stores, Inc.	725,980

		12,266,092

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.	123,008

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (1.1%):
8,670	Getinge AB, B Shares	$263,018
91,594	Medtronic, Inc.	4,714,344
9,202	Stryker Corp.	595,185

		5,572,547

Health Care Providers & Services (0.8%):
36,146	CIGNA Corp.	2,620,224
5,440	Quest Diagnostics, Inc.	329,827
1,420	UnitedHealth Group, Inc.	92,982
15,260	WellPoint, Inc.	1,248,878

		4,291,911

Household Durables (0.1%):
18,737	Persimmon plc*(a)	—
18,737	Persimmon plc	337,966

		337,966

Independent Power Producers & Energy Traders (0.2%):
15,370	Dynegy, Inc.*^	346,594
34,730	NRG Energy, Inc.	927,291

		1,273,885

Industrial Conglomerates (0.9%):
89,340	General Electric Co.	2,071,795
50,410	Koninklijke Philips Electronics NV	1,372,942
11,590	Siemens AG, Registered Shares	1,170,956

		4,615,693

Insurance (3.2%):
24,627	ACE, Ltd.	2,203,623
3,323	Alleghany Corp.*	1,273,739
83,536	American International Group, Inc.*	3,734,059
232,427	Aviva plc	1,193,581
69,873	AXA SA	1,372,742
3,604	CNO Financial Group, Inc.	46,708
37,216	MetLife, Inc.	1,703,004
6,720	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,233,830
19,114	QBE Insurance Group, Ltd.	263,725
19,480	Swiss Re AG	1,443,392
980	White Mountains Insurance Group, Ltd.	563,441
3,391	Zurich Insurance Group AG	879,040

		15,910,884

Internet Software & Services (0.1%):
847	Google, Inc., Class A*	745,673

Life Sciences Tools & Services (0.0%):
3,100	Lonza Group AG, Registered Shares	232,436

Machinery (0.7%):
9,752	Caterpillar, Inc.	804,442
3,788	Federal Signal Corp.*	33,145
52,633	Fiat Industrial SpA	586,247
30,966	Navistar International Corp.*^	859,617
20,413	Oshkosh Corp.*	775,082
8,861	Stanley Black & Decker, Inc.	684,955

		3,743,488

Marine (0.2%):
192	A.P. Moller – Maersk A/S, Class B	1,373,600

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media (3.1%):
102,642	British Sky Broadcasting Group plc	$1,238,402
41,412	Comcast Corp., Special Class A	1,642,814
34,440	News Corp., Class A	1,122,744
81,764	News Corp., Class B	2,683,494
56,390	Reed Elsevier NV	935,231
165,590	Reed Elsevier plc	1,886,594
29,011	Time Warner Cable, Inc.	3,263,157
15,680	Time Warner, Inc.	906,618
4,015	Tribune Co.*	228,454
2,462	Tribune Co., B Shares*^	140,088
11,320	Viacom, Inc., Class B	770,326
7,300	Walt Disney Co. (The)	460,995

		15,278,917

Metals & Mining (2.0%):
43,220	Anglo American plc	835,031
3,000	AngloGold Ashanti, Ltd., ADR	42,900
27,100	Barrick Gold Corp.	426,554
38,840	BHP Billiton plc	997,424
114,495	Freeport-McMoRan Copper & Gold, Inc.	3,161,206
18,240	Goldcorp, Inc.	451,075
28,970	Newmont Mining Corp.	867,652
6,070	POSCO	1,582,364
30,000	Rio Tinto plc, Registered Shares, ADR^	1,232,400
38,724	ThyssenKrupp AG*	760,614

		10,357,220

Multiline Retail (0.6%):
22,400	Kohl’s Corp.	1,131,424
136,180	Marks & Spencer Group plc	889,748
15,580	Target Corp.	1,072,839

		3,094,011

Multi-Utilities (1.1%):
17,270	Dominion Resources, Inc.	981,281
30,900	GDF Suez	602,432
38,710	PG&E Corp.	1,770,208
22,060	Public Service Enterprise Group, Inc.	720,480
11,070	Sempra Energy	905,083
3,650	TECO Energy, Inc.	62,744
27,390	Xcel Energy, Inc.	776,233

		5,818,461

Office Electronics (0.5%):
134,600	Konica Minolta Holdings, Inc.	1,016,830
177,203	Xerox Corp.	1,607,231

		2,624,061

Oil, Gas & Consumable Fuels (6.6%):
4,470	Anadarko Petroleum Corp.	384,107
27,063	Apache Corp.	2,268,691
61,679	BG Group plc	1,052,505
49,837	BP plc, ADR	2,080,196
303,701	BP plc	2,106,487
39,300	Canadian Oil Sands, Ltd.	727,764
32,610	Chesapeake Energy Corp.^	664,592
16,180	Chevron Corp.	1,914,741
45,460	CONSOL Energy, Inc.	1,231,966

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
5,000	Devon Energy Corp.	$259,400
56,277	Eni SpA	1,156,063
10,000	Exxon Mobil Corp.	903,500
107,450	Galp Energia SGPS SA, B Shares	1,590,145
69,286	Marathon Oil Corp.	2,395,911
15,990	Murphy Oil Corp.	973,631
59,740	OAO Gazprom, GDR*	392,492
89,292	Petroleo Brasileiro SA, ADR	1,309,021
43,286	Petroleo Brasileiro SA, ADR	580,898
31,958	Royal Dutch Shell plc, B Shares	1,056,705
400	Royal Dutch Shell plc, A Shares	12,762
63,809	Royal Dutch Shell plc, A Shares*(a)	—
48,465	Royal Dutch Shell plc, ADR	3,092,068
69,204	Royal Dutch Shell plc, A Shares	2,210,828
22,490	Spectra Energy Corp.	775,005
184,000	Talisman Energy, Inc.	2,100,057
40,180	Total SA^	1,959,140
5,600	Total SA, Sponsored ADR	272,720
14,290	Williams Cos., Inc. (The)	463,996
11,538	WPX Energy, Inc.*^	218,530

		34,153,921

Paper & Forest Products (0.4%):
5,034	Domtar Corp.	334,761
35,872	International Paper Co.	1,589,488

		1,924,249

Personal Products (0.2%):
55,790	Avon Products, Inc.	1,173,264

Pharmaceuticals (5.7%):
74,301	Elan Corp. plc, ADR	1,050,616
11,083	Eli Lilly & Co.	544,397
25,280	Forest Laboratories, Inc.*	1,036,480
57,170	GlaxoSmithKline plc	1,429,981
17,497	Hospira, Inc.*	670,310
15,000	Johnson & Johnson Co.	1,287,900
187,324	Merck & Co., Inc.	8,701,200
8,870	Merck KGaA	1,348,887
148,808	Pfizer, Inc.	4,168,112
15,410	Roche Holding AG	3,819,368
17,330	Sanofi-Aventis SA	1,785,784
15,000	Sanofi-Aventis SA, ADR	772,650
37,801	Teva Pharmaceutical Industries, Ltd., ADR	1,481,799
5,220	Zoetis, Inc.	161,252

		28,258,736

Professional Services (0.3%):
24,750	Hays plc	33,315
38,525	Randstad Holding NV	1,572,925

		1,606,240

Real Estate Investment Trusts (REITs) (0.1%):
2,556	Alexander’s, Inc.	750,723
28,600	Westfield Retail Trust	80,706

		831,429

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.1%):
13,131	Canary Wharf Group plc*(b)(d)	$56,023
24,000	Cheung Kong Holdings, Ltd.	324,365
3,700	Forestar Group, Inc.*	74,222

		454,610

Semiconductors & Semiconductor Equipment (0.9%):
11,630	Broadcom Corp., Class A	392,629
71,480	Intel Corp.	1,731,245
1,161	Samsung Electronics Co., Ltd.	1,362,822
205,000	Taiwan Semiconductor Manufacturing Co., Ltd.	742,018
10,240	Texas Instruments, Inc.	357,069

		4,585,783

Software (2.3%):
246,972	Microsoft Corp.	8,527,943
4,190	Nintendo Co., Ltd.	494,430
19,930	Oracle Corp.	612,250
12,060	SAP AG	883,008
61,052	Symantec Corp.	1,371,838

		11,889,469

Specialty Retail (0.4%):
354,911	Kingfisher plc	1,857,640

Tobacco (1.6%):
41,958	Altria Group, Inc.	1,468,110
47,907	British American Tobacco plc	2,459,791
58,818	Imperial Tobacco Group plc	2,043,312
34,420	Lorillard, Inc.	1,503,466
9,387	Philip Morris International, Inc.	813,102

		8,287,781

Trading Companies & Distributors (0.0%):
15,900	ITOCHU Corp.	183,623

Wireless Telecommunication Services (1.5%):
42,500	China Mobile, Ltd.	441,714
191,440	Sprint Nextel Corp.*	1,343,909
77,170	Turkcell Iletisim Hizmetleri AS, ADR*	1,108,933
1,747,249	Vodafone Group plc	5,013,304

		7,907,860

Total Common Stocks (Cost $278,344,609)		312,992,692

Preferred Stocks (0.0%):
Commercial Banks (0.0%):
6,800	GMAC Capital Trust I, Series 2, Preferred Shares	177,140

Metals & Mining (0.0%):
10,480	Vale SA, Preferred Shares, ADR	127,437

Total Preferred Stocks (Cost $458,947)		304,577

Convertible Preferred Stocks (0.5%):
Automobiles (0.1%):
6,000	General Motors Co., Series B, 0.39%^	288,960

Commercial Banks (0.0%):
116	Wells Fargo & Co., Series L, Class A, 0.03%	138,040

Shares or Principal Amount		Fair Value
Convertible Preferred Stocks, continued
Commercial Services & Supplies (0.0%):
6	CEVA Group plc, Series A-1(c)	$7,200
49	CEVA Group plc, Series A-2(c)	43,695

		50,895

Diversified Financial Services (0.3%):
800	Bank of America Corp., Series L	888,400

Insurance (0.0%):
4,200	MetLife, Inc., 0.37%	230,118

Metals & Mining (0.0%):
7,000	AngloGold Ashanti Holdings plc, 1.39%	120,470

Multi-Utilities (0.0%):
2,500	Dominion Resources, Inc., Series B	125,125
2,500	Dominion Resources, Inc., Series A	125,500

		250,625

Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A	102,563
3,500	SandRidge Energy, Inc., 0.33%	299,906

		402,469

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 31.78%	61,367

Total Convertible Preferred Stocks (Cost $2,410,909)		2,431,344

Private Placements (0.0%):
Media (0.0%):
5,213	Tribune Co.*(a)(c)	—

Total Private Placements (Cost $—)		—

Convertible Bonds (0.6%):
Automobiles (0.4%):
$1,500,000	Volkswagen International Finance NV, 5.50%, 11/9/15	2,002,590

Construction Materials (0.2%):
455,000	Cemex SAB de C.V., 3.25%, 3/15/16	552,256
300,000	Cemex SAB de C.V., 3.75%, 3/15/18	369,563

		921,819

Total Convertible Bonds (Cost $2,676,434)		2,924,409

Floating Rate Loans (0.9%):
Communications Equipment (0.1%):
374,000	Avaya, Inc., 4.70%, 10/26/17(e)	326,996
127,000	Avaya, Inc., 6.95%, 3/31/18(e)	118,825

		445,821

Diversified Financial Services (0.3%):
3,860,813	Lehman Brothers Holdings, Inc., 12/31/49(e)(f)	1,679,454

Electric Utilities (0.0%):
149,307	Texas Competitive Electric Holdings Co. LLC, 4.73%, 10/10/17(e)	104,030

Hotels Restaurants & Leisure (0.0%):
38,000	Caesars Entertainment Operating Co., Inc., 1/28/18(e)	32,561
241,000	Caesars Entertainment Operating Co., Inc., 1/28/18(e)	212,683

		245,244

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Floating Rate Loans, continued
Machinery (0.1%):
$483,718	Navistar International Corp., 7.00%, 8/17/17(e)	$483,718

Media (0.4%):
470,594	Cengage Learning Acquisitions, Inc., 2.71%, 7/3/14(e)(f)	350,202
41,672	Clear Channel Communications, Inc., Tranche C, 3.86%, 1/19/16(e)	37,463
226,000	Clear Channel Communications, Inc., 1/29/16(e)	206,085
308,957	Clear Channel Communications, Inc., Delayed Draw Term, 3.86%, 1/29/16(e)	281,731
1,000,000	Cumulus Media Holdings, Inc., 2nd Lien Term Loan, 7.50%, 9/16/18(e)	1,018,749

		1,894,230

Total Floating Rate Loans (Cost $4,902,327)		4,852,497

Corporate Bonds (8.5%):
Airlines (0.2%):
15,531	American Airlines Pass-Through Trust, Series 2009-1A, 10.38%, 1/2/21(f)	16,463
63,699	American Airlines Pass-Through Trust, Series A, 8.63%, 4/15/23(f)	67,680
703,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 8/8/13 @ 105.62(b)(f)	817,238
5,754	American Airlines, Inc., Series 2009-2, 13.00%, 8/1/16(f)	6,113

		907,494

Auto Components (0.3%):
100,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	109,500
1,600,000	Goodyear Tire & Rubber Co., 6.50%, 3/1/21, Callable 3/1/16 @ 104.88	1,628,000

		1,737,500

Automobiles (0.1%):
200,000	Chrysler GP / Chrysler CG Co. Issuer, 8.00%, 6/15/19, Callable 6/15/15 @ 104	218,250
400,000	Chrysler GP / Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/15 @ 104.13^	441,500

		659,750

Beverages (0.0%):
250,000	Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19, Callable 8/15/15 @ 107.13^(b)	208,125

Capital Markets (0.1%):
500,000	E*TRADE Financial Corp., 6.00%, 11/15/17, Callable 11/15/14 @ 103	505,000

Commercial Banks (0.1%):
5,000	JPMorgan Chase & Co., Series 0000, 7.50%, 11/15/13(b)	213,350
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(e)	282,500

		495,850

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies (0.1%):
$375,000	CEVA Group plc, 4.00%, 5/1/18, Callable 6/2/13 @ 102(c)	$307,500

Diversified Consumer Services (0.1%):
500,000	Laureate Education, Inc., 9.25%, 9/1/19, Callable 9/1/15 @ 106.94(b)	535,000

Electronic Equipment, Instruments & Components (0.1%):
500,000	Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25(b)	515,000

Food & Staples Retailing (0.2%):
100,000	Dean Foods Co., 9.75%, 12/15/18, Callable 12/15/14 @ 104.88	113,000
300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19(b)	314,250
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44(b)	161,000
135,000	SuperValu, Inc., 8.00%, 5/1/16	145,294
200,000	US Foods, Inc., 8.50%, 6/30/19, Callable 6/30/14 @ 106.38	209,000

		942,544

Food Products (0.1%):
368,000	Del Monte Corp., 7.63%, 2/15/19, Callable 2/15/14 @ 103.81	378,120

Health Care Providers & Services (0.4%):
299,000	HCA, Inc., 6.50%, 2/15/16	322,173
800,000	HCA, Inc., 7.50%, 2/15/22	886,000
400,000	Tenet Healthcare Corp., 9.25%, 2/1/15	433,500
50,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 8.00%, 2/1/18, Callable 2/1/14 @ 104^	53,000
300,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 7.75%, 2/1/19, Callable 2/1/14 @ 105.81	318,000

		2,012,673

Hotels, Restaurants & Leisure (0.5%):
500,000	Caesars Operating Escrow LLC, 9.00%, 2/15/20, Callable 2/15/16 @ 104.5(b)	476,250
100,000	CityCenter Holdings LLC / CityCenter Finance Corp., 7.63%, 1/15/16, Callable 1/15/14 @ 103.81	105,500
500,000	ClubCorp Club Operations, Inc., 10.00%, 12/1/18, Callable 12/1/14 @ 105	540,000
500,000	Landry’s, Inc., 9.38%, 5/1/20, Callable 5/1/15 @ 107.03(b)	527,500
500,000	MGM Resorts International, 10.00%, 11/1/16	586,250
200,000	MGM Resorts International, 6.75%, 10/1/20	207,000

		2,442,500

Household Products (0.3%):
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 103.94	327,000
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 104.94	214,000

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Household Products, continued
$500,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104.31	$503,750
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13	594,000

		1,638,750

Independent Power Producers & Energy Traders (0.6%):
180,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94(b)	195,300
224,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75(b)	239,120
450,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(b)	483,750
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15(c)(d)	—
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16(c)(d)	—
170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19(c)(d)	—
115,000	RRI Energy, Inc., 7.88%, 6/15/17	122,188
195,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/1/15, Callable 8/8/13 @ 102.56(b)	18,038
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75(b)	1,929,297

		2,987,693

IT Services (0.0%):
200,000	SRA International, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 105.5	206,000

Machinery (0.1%):
245,000	Aviation Capital Group Corp., 6.75%, 4/6/21(b)	258,024
400,000	Navistar International Corp., 8.25%, 11/1/21, Callable 11/1/14 @ 104.13	393,000
100,000	RBS Global & Rexnord Corp., 8.50%, 5/1/18, Callable 5/1/14 @ 104.25	106,250

		757,274

Media (1.2%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	368,875
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	107,500
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 1/15/14 @ 105.25	1,059,999
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	521,250
1,009,000	Clear Channel Communications, Inc., 9.00%, 12/15/19, Callable 7/15/15 @ 104.5(b)	978,730
1,000,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.5	950,000
700,000	CSC Holdings LLC, 6.75%, 11/15/21	754,250
175,000	Cumulus Media Holdings, Inc., 7.75%, 5/1/19, Callable 5/1/15 @ 103.88	171,063
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(b)	945,000

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$200,000	Visant Corp., 10.00%, 10/1/17, Callable 10/1/13 @ 107.5	$184,500

		6,041,167

Metals & Mining (0.2%):
500,000	Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, Callable 7/15/15 @ 104.63	545,000
500,000	Molycorp, Inc., 10.00%, 6/1/20, Callable 6/1/16 @ 105^	485,000

		1,030,000

Multi-Utilities (0.0%):
41,000	Energy Future Intermediate Holding Co. LLC / Energy Future Finance Corp., 11.00%, 10/1/21, Callable 5/15/16 @ 105.5	43,973

Office Electronics (0.0%):
200,000	CDW LLC / CDW Finance Corp., 12.54%, 10/12/17, Callable 8/8/13 @ 106.27	211,000

Oil, Gas & Consumable Fuels (1.9%):
100,000	Antero Resources Finance Corp., 9.38%, 12/1/17, Callable 12/1/13 @ 104.69	106,000
300,000	Antero Resources Finance Corp., 7.25%, 8/1/19, Callable 8/1/14 @ 105.44	312,750
250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 6/15/15 @ 103.5^	208,125
750,000	Arch Coal, Inc., 7.25%, 6/15/21, Callable 6/15/16 @ 103.63^	607,500
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5	500,000
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	370,013
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	223,000
1,700,000	Chesapeake Energy Corp., 5.75%, 3/15/23(b)	1,721,249
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63	548,750
500,000	EP Energy/EP Finance, Inc., 9.38%, 5/1/20, Callable 5/1/16 @ 104.69	565,000
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	374,000
500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 104.88	498,750
400,000	Halcon Resources Corp., 8.88%, 5/15/21, Callable 11/15/16 @ 104.44	388,000
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	105,000
100,000	Peabody Energy Corp., 6.25%, 11/15/21^	96,500
900,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88	948,375
900,000	Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 103.88(b)	877,500
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38(b)	510,000
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25	413,000

		9,373,512

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals (0.0%):
$100,000	Grifols, Inc., 8.25%, 2/1/18, Callable 2/1/14 @ 106.19	$107,500

Professional Services (0.0%):
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19^	108,250

Semiconductors & Semiconductor Equipment (0.3%):
271,000	Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63(b)	292,003
510,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03	516,375
480,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38	528,000

		1,336,378

Software (0.6%):
907,000	First Data Corp., 11.25%, 3/31/16, Callable 8/8/13 @ 102.81^	886,592
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.63	634,500
1,389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13(b)	1,416,779
141,000	First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38(b)	144,878
200,000	Infor (US), Inc., 9.38%, 4/1/19, Callable 4/1/15 @ 107.03	216,750

		3,299,499

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94(b)	443,000

Thrifts & Mortgage Finance (0.2%):
900,000	Nuveen Investments, Inc., 9.50%, 10/15/20, Callable 10/15/16 @ 104.75(b)	895,500

Trading Companies & Distributors (0.1%):
500,000	HD Supply, Inc., 8.13%, 4/15/19, Callable 4/15/15 @ 106.09	547,500

Wireless Telecommunication Services (0.6%):
304,000	Avaya, Inc., 7.00%, 4/1/19, Callable 4/1/15 @ 103.5(b)	274,360
480,000	Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 107.88(b)	363,600
500,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88	480,000
100,000	Frontier Communications Corp., 8.50%, 4/15/20	110,250
700,000	Sprint Nextel Corp., 9.13%, 3/1/17	805,000
500,000	Sprint Nextel Corp., 9.00%, 11/15/18(b)	585,000
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	665,000

		3,283,210

Total Corporate Bonds (Cost $42,309,860)		43,957,262

Foreign Bonds (16.9%):
Chemicals (0.1%):
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31+(b)	135,682
450,000	Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.5+(b)	639,853

		775,535

Shares or Principal Amount		Fair Value
Foreign Bonds, continued
Commercial Banks (0.2%):
$250,000	Boparan Finance plc, 9.88%, 4/30/18, Callable 4/30/14 @ 107.41+(b)	$409,640
2,990,000	Export-Import Bank of Korea (The), 1.45%, 5/19/14+(b)	446,178

		855,818

Sovereign Bonds (16.6%):
371,000	Australian Government, Series 125, 6.25%, 6/15/14+	351,309
90,000	Bank Negara Monetary Notes, Series 9812, 2.92%, 7/4/13+(g)	28,492
340,000	Bank Negara Monetary Notes, Series 5712, 2.84%, 7/11/13+(g)	107,575
80,000	Bank Negara Monetary Notes, Series 102, 2.92%, 7/18/13+(g)	25,297
340,000	Bank Negara Monetary Notes, Series 5912, 2.83%, 7/25/13+(g)	107,451
860,000	Bank Negara Monetary Notes, Series 6612, 2.83%, 8/6/13+(g)	271,521
1,065,000	Bank Negara Monetary Notes, Series 7012, 2.83%, 8/15/13+(g)	335,996
460,000	Bank Negara Monetary Notes, Series 7112, 2.83%, 8/27/13+(g)	145,009
70,000	Bank Negara Monetary Notes, Series 7512, 2.91%, 9/5/13+(g)	22,046
10,000	Bank Negara Monetary Notes, Series 7812, 2.86%, 9/17/13+(g)	3,146
245,000	Bank Negara Monetary Notes, Series 8112, 2.87%, 9/26/13+(g)	77,030
15,000	Bank Negara Monetary Notes, Seires 1113, 2.94%, 10/8/13+(g)	4,712
210,000	Bank Negara Monetary Notes, Series 8612, 2.86%, 10/10/13+(g)	65,965
420,000	Bank Negara Monetary Notes, Series 9112, 2.86%, 10/31/13+(g)	131,675
170,000	Bank Negara Monetary Notes, Series 1913, 2.91%, 11/12/13+(g)	53,245
350,000	Bank Negara Monetary Notes, Series 9512, 2.87%, 11/19/13+(g)	109,559
940,000	Bank Negara Monetary Notes, Series 2213, 2.85%, 11/26/13+(g)	294,076
670,000	Bank Negara Monetary Notes, Series 2513, 2.87%, 12/5/13+(g)	209,453
130,000	Bank Negara Monetary Notes, Series 2713, 2.88%, 12/10/13+(g)	40,624
520,000	Bank Negara Monetary Notes, Series 9912, 2.87%, 12/12/13+(g)	162,476
360,000	Bank Negara Monetary Notes, Series 3013, 2.89%, 12/19/13+(g)	112,414
330,000	Bank Negara Monetary Notes, Series 3213, 2.83%, 12/26/13+(g)	102,987
195,000	Bank Negara Monetary Notes, Series 3413, 2.88%, 12/31/13+(g)	60,836
290,000	Bank Negara Monetary Notes, Series 0213, 2.86%, 1/9/14+(g)	90,374

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$590,000	Bank Negara Monetary Notes, Series 0413, 2.83%, 1/16/14+(g)	$183,755
120,000	Bank Negara Monetary Notes, Series 0613, 2.81%, 2/6/14+(g)	37,321
1,725,000	Bank Negara Monetary Notes, Series 0713, 2.81%, 2/18/14+(g)	535,961
1,465,000	Bank Negara Monetary Notes, Series 0813, 2.82%, 2/20/14+(g)	455,104
1,375,000	Bank Negara Monetary Notes, Series 0913, 2.84%, 2/25/14+(g)	426,969
105,000	Bank Negara Monetary Notes, Series 1213, 2.87%, 3/13/14+(g)	32,562
200,000	Bank Negara Monetary Notes, Series 1313, 2.85%, 3/20/14+(g)	61,987
210,000	Bank Negara Monetary Notes, Series 1413, 2.82%, 3/27/14+(g)	65,056
80,000	Bank Negara Monetary Notes, Series 1613, 2.84%, 4/3/14+(g)	24,771
600,000	Bank Negara Monetary Notes, Series 2113, 2.83%, 4/24/14+(g)	185,423
170,000	Bank Negara Monetary Notes, Series 2813, 2.84%, 5/15/14+(g)	52,447
520,000	Bank Negara Monetary Notes, Series 2913, 2.81%, 5/20/14+(g)	160,361
395,000	Bank Negara Monetary Notes, Series 3113, 2.83%, 5/27/14+(g)	121,744
700,000	Bank Negara Monetary Notes, Series 3313, 2.83%, 6/3/14+(g)	215,772
876,000	Bank Negara Monetary Notes, Series 3513, 2.84%, 6/5/14+(g)	269,798
1,270,000	Bank Negara Monetary Notes, Series 3613, 2.83%, 6/10/14+(g)	391,243
540,000	Bank Negara Monetary Notes, Series 3713, 2.83%, 6/17/14+(g)	166,273
1,310,000	Bank Negara Monetary Notes, Series 3813, 2.87%, 6/19/14+(g)	403,299
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/15+(h)	391,192
75,000	Brazil Nota do Tesouro Nacional, Series NTNB , 8/15/16+(h)	81,604
1,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/17+(h)	551,423
30,000	Brazil Nota do Tesouro Nacional, Series NTNB , 8/15/18+(h)	32,916
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/45+(h)	159,977
215,000	Canadian Government, 2.50%, 9/1/13+	204,945
1,153,000	Canadian Government, 1.00%, 2/1/14+	1,096,085
251,000	Canadian Government, 2.00%, 3/1/14+	240,133
206,000	Canadian Government, 2.25%, 8/1/14+	198,206
678,000	Canadian Government, 1.00%, 11/1/14+	643,294
609,000	Canadian Government, 2.00%, 12/1/14+	585,785
1,672,000	Canadian Government, 1.00%, 2/1/15+	1,585,378
136,000	Canadian Treasury Bill, 0.98%, 8/15/13+(g)	129,186

Shares or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$7,100,000	Hungary Government Bond, Series 13/E, 7.50%, 10/24/13+	$31,652
18,000,000	Hungary Government Bond, Series 14/C, 5.50%, 2/12/14+	80,117
52,720,000	Hungary Government Bond, Series 14/D, 6.75%, 8/22/14+	239,301
7,800,000	Hungary Government Bond, Series 15/A, 8.00%, 2/12/15+	36,265
15,720,000	Hungary Government Bond, Series 15/C, 7.75%, 8/24/15+	73,748
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16+	56,052
11,200,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17+	52,064
53,560,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17+	249,193
11,000,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	50,993
5,240,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	25,419
10,850,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	50,877
4,600,000	Hungary Treasury Bill, Series 3M, 4.43%, 7/17/13+(g)	20,280
8,700,000	Hungary Treasury Bill, Series 12M, 5.54%, 7/24/13+(g)	38,323
19,100,000	Hungary Treasury Bill, Series 12M, 6.30%, 9/18/13+(g)	83,515
5,330,000	Hungary Treasury Bill, Series 1Y, 5.16%, 1/8/14+(g)	22,997
3,400,000,000	Indonesia Government, Series FR49, 9.00%, 9/15/13+	344,218
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	715,831
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	383,225
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	397,551
934,700	Ireland Treasury Bill, 5.50%, 10/18/17+	1,344,861
246,000	Irish Government, 4.50%, 10/18/18+	341,475
597,000	Irish Government, 4.40%, 6/18/19+	814,669
1,175,000	Irish Government, 5.90%, 10/18/19+	1,721,751
552,000	Irish Government, 4.50%, 4/18/20+	750,054
1,821,000	Irish Government, 5.00%, 10/18/20+	2,539,503
958,580	Irish Government, 5.40%, 3/13/25+	1,352,547
4,727,000	Israel Fixed Bond, Series 0913, 3.50%, 9/30/13+	1,341,989
9,070,000	Kommuninvest I Sverige AB, Series 1405, 2.25%, 5/5/14+	1,365,570
543,000,000	Korea Monetary Stab Bond, Series JU09, 2.48%, 7/9/13+(g)	475,248
2,546,240,000	Korea Monetary Stab Bond, Series 1308, 3.90%, 8/2/13+	2,232,208
169,900,000	Korea Monetary Stab Bond, Series 0813, 2.51%, 8/13/13+(g)	148,324

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,094,700,000	Korea Monetary Stab Bond, Series 0910, 2.47%, 9/10/13+(g)	$953,736
89,820,000	Korea Monetary Stab Bond, Series 1310, 3.59%, 10/2/13+	78,852
153,970,000	Korea Monetary Stab Bond, Series 1312, 3.48%, 12/2/13+	135,314
211,700,000	Korea Monetary Stab Bond, Series 1402, 3.47%, 2/2/14+	186,253
311,140,000	Korea Monetary Stab Bond, Series 1404, 3.59%, 4/2/14+	274,321
151,900,000	Korea Monetary Stab Bond, Series 1405, 2.55%, 5/9/14+	133,283
368,910,000	Korea Monetary Stab Bond, Series 1406, 3.28%, 6/2/14+	324,838
1,107,000,000	Korea Monetary Stab Bond, Series 1406, 2.57%, 6/9/14+	969,215
258,700,000	Korea Monetary Stab Bond, Series 1408, 2.82%, 8/2/14+	226,822
2,081,000,000	Korea Monetary Stab Bond, Series 1410, 2.78%, 10/2/14+	1,823,128
768,130,000	Korea Monetary Stab Bond, Series 1412, 2.84%, 12/2/14+	673,256
1,013,290,000	Korea Monetary Stab Bond, Series 1502, 2.74%, 2/2/15+	886,300
434,060,000	Korea Monetary Stab Bond, Series 1504, 2.47%, 4/2/15+	377,814
1,078,100,000	Korea Monetary Stab Bond, Series 1506, 2.76%, 6/2/15+	942,769
4,230,780,000	Korea Treasury Bond, Series 1312, 3.00%, 12/10/13+	3,711,200
347,060,000	Korea Treasury Bond, Series 1412, 3.25%, 12/10/14+	305,964
314,700,000	Korea Treasury Bond, Series 1506, 3.25%, 6/10/15+	277,647
2,224,930,000	Korea Treasury Bond, Series 1512, 2.75%, 12/10/15+	1,942,342
1,240,000	Malaysian Government, Series 0108, 3.46%, 7/31/13+	392,764
10,000	Malaysian Government, Series 4/98, 8.00%, 10/30/13+	3,219
50,000	Malaysian Government, Series 364, 2.89%, 12/27/13+(g)	15,599
3,050,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14+	982,049
4,645,000	Malaysian Government, Series 0211, 3.43%, 8/15/14+	1,476,077
1,115,000	Malaysian Government, Series 0409, 3.74%, 2/27/15+	356,168
1,850,000	Malaysian Government, Series 0110, 3.84%, 8/12/15+	592,176
50,000	Malaysian Government, Series 2/05, 4.72%, 9/30/15+	16,354
680,000	Malaysian Government, Series 0312, 3.20%, 10/15/15+	214,824

Shares or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$15,400,000	Mexican Cetes, Series BI , 9/19/13+(i)	$117,824
8,510,000	Mexican Cetes, Series BI , 10/31/13+(i)	64,808
29,022,000	Mexican Cetes, Series BI , 1/9/14+(i)	219,311
14,650,000	Mexican Cetes, Series BI , 4/3/14+(i)	109,686
41,270,000	Mexican Cetes, Series BI , 4/30/14+(i)	308,049
702,654	Mexican Udibonos, 4.50%, 12/18/14+(e)(i)	57,455
1,792,535	Mexican Udibonos, 5.00%, 6/16/16+(e)(i)	153,473
1,525,140	Mexican Udibonos, 3.50%, 12/14/17+(e)(i)	127,090
921,026	Mexican Udibonos, 4.00%, 6/13/19+(e)(i)	78,904
742,763	Mexican Udibonos, 2.50%, 12/10/20+(e)(i)	58,468
20,009,000	Mexico Bonos Desarr, Series MI10, 8.00%, 12/19/13+(e)(i)	1,572,860
3,690,000	Mexico Bonos Desarr, Series M, 7.00%, 6/19/14+(e)(i)	292,766
11,130,000	Mexico Bonos Desarr, Series MI10, 9.50%, 12/18/14+(e)(i)	923,219
3,650,000	Mexico Bonos Desarr, Series M, 6.00%, 6/18/15+(e)(i)	290,236
12,010,000	Mexico Bonos Desarr, Series M 10, 8.00%, 12/17/15+(e)(i)	1,002,492
2,030,000	Mexico Bonos Desarr, Series M, 6.25%, 6/16/16+(e)(i)	164,296
1,620,000	New South Wales Treasury Corp., Series 813, 5.50%, 8/1/13+	1,484,424
10,405,000	Norwegian Treasury Bill, Series 20, 1.51%, 9/18/13+(g)	1,707,749
3,070,000	Philippine Government International Bond, Series 5-67, 6.25%, 1/27/14+	72,771
3,030,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16+	76,925
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	50,071
500,000	Philippine Treasury Bill, 0.24%, 7/10/13+(g)	11,574
1,580,000	Philippine Treasury Bill, 1.37%, 7/24/13+(g)	36,559
1,990,000	Philippine Treasury Bill, 1.69%, 8/22/13+(g)	46,019
6,740,000	Philippine Treasury Bill, 0.97%, 9/4/13+(g)	155,536
7,560,000	Philippine Treasury Bill, 0.77%, 10/2/13+(g)	174,229
60,000	Philippine Treasury Bill, 0.76%, 10/31/13+(g)	1,384
1,680,000	Philippine Treasury Bill, 0.54%, 11/13/13+(g)	38,707
1,380,000	Philippine Treasury Bill, 0.61%, 1/8/14+(g)	31,662
2,360,000	Philippine Treasury Bill, 0.52%, 2/5/14+(g)	54,033
4,740,000	Philippine Treasury Bill, 0.46%, 3/5/14+(g)	108,317
8,150,000	Philippine Treasury Bill, 0.20%, 4/2/14+(g)	185,865
259,000	Poland Government Bond, Series 0713 , 7/25/13+	77,858
6,915,000	Poland Government Bond, Series 1013, 5.00%, 10/24/13+	2,096,329
2,675,000	Poland Government Bond, Series 0114, 4.07%, 1/25/14+(g)	793,097
10,255,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14+	3,159,068
1,090,000	Poland Government Bond, Series 0714, 3.92%, 7/25/14+(g)	318,769
1,083,000	Poland Government Bond, Series 0415, 5.50%, 4/25/15+	340,209

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,082,000	Poland Government Bond, Series 0715, 2.94%, 7/25/15+(g)	$306,098
1,663,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	534,681
1,791,000	Poland Government Bond, Series 0116 , 1/25/16+	497,268
3,343,000	Poland Government Bond, Series 0117, 3.98%, 1/25/17+(e)	999,909
3,391,000	Poland Government Bond, Series 0121, 3.98%, 1/25/21+(e)	984,441
780,000	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13+	715,877
1,615,000	Queensland Treasury Corp., 6.00%, 8/21/13+	1,482,991
180,000	Republic of Hungary, 4.38%, 7/4/17+	231,929
260,000	Republic of Hungary, 5.75%, 6/11/18+	346,844
70,000	Republic of Hungary, 6.00%, 1/11/19+	94,076
3,300,000	Singapore Government, 0.25%, 2/1/14+	2,604,165
200,000	Singapore Government, 3.63%, 7/1/14+	163,149
187,000	Singapore Treasury Bill, Series 84, 0.24%, 7/5/13+(g)	147,577
68,000	Singapore Treasury Bill, Series 91, 0.16%, 7/11/13+(g)	53,663
425,000	Singapore Treasury Bill, Series 182, 0.26%, 7/25/13+(g)	335,359
230,000	Singapore Treasury Bill, Series 84, 0.27%, 7/26/13+(g)	181,487
210,000	Singapore Treasury Bill, Series 95, 0.20%, 8/12/13+(g)	165,687
490,000	Singapore Treasury Bill, Series 87, 0.27%, 8/12/13+(g)	386,603
190,000	Singapore Treasury Bill, Series 91, 0.21%, 8/22/13+(g)	149,897
45,000	Singapore Treasury Bill, Series 91, 0.22%, 9/5/13+(g)	35,495
380,000	Singapore Treasury Bill, Series 183, 0.24%, 10/4/13+(g)	299,707
140,000	Singapore Treasury Bill, Series 365, 0.29%, 11/1/13+(g)	110,392
250,000	Singapore Treasury Bill, Series 183, 0.27%, 11/15/13+(g)	197,072
610,000	Singapore Treasury Bill, Series 183, 0.34%, 12/27/13+(g)	480,666
711,000	Singapore Treasury Bill, Series 365, 0.25%, 5/2/14+(g)	559,695
14,870,000	Swedish Government Bond, Series 1055, 1.50%, 8/30/13+	2,220,859
32,740,000	Swedish Government Bond, Series 1041, 6.75%, 5/5/14+	5,122,242
6,355,000	Swedish Treasury Bill, 0.86%, 9/18/13+(g)	946,399
2,680,000	Swedish Treasury Bill, 0.90%, 12/18/13+(g)	398,151
100,000	Ukraine Government, 4.95%, 10/13/15+(b)	124,294

		85,694,107

Total Foreign Bonds (Cost $87,981,040)		87,325,460

Shares or Principal Amount		Fair Value
Yankee Dollars (3.3%):
Chemicals (0.1%):
$300,000	Ineos Finance plc, 8.38%, 2/15/19, Callable 2/15/15 @ 106.28(b)	$327,750

Commercial Banks (0.1%):
25,000	Credit Suisse, NY, 9.00%, 10/18/13, MTN	345,750

Construction & Engineering (0.1%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17^(b)	372,000
280,000	Cemex SAB de C.V., 9.00%, 1/11/18, Callable 1/11/15 @ 104.5(b)	294,000

		666,000

Construction Materials (0.1%):
300,000	Cemex SAB de C.V., 5.88%, 3/25/19, Callable 3/25/16 @ 102.94(b)	291,000

Energy Equipment & Services (0.1%):
500,000	CGGVeritas, 6.50%, 6/1/21, Callable 6/1/16 @ 103.25	505,000
111,000	Expro Finance Luxembourg, 8.50%, 12/15/16, Callable 12/15/13 @ 104.25(b)	116,550

		621,550

Independent Power Producers & Energy Traders (0.2%):
1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5	975,000

Metals & Mining (0.2%):
500,000	FMG Resources Pty, Ltd., 6.88%, 2/1/18, Callable 2/1/14 @ 105.16^(b)	493,750
250,000	FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104.13^(b)	257,500
400,000	Inmet Mining Corp., 8.75%, 6/1/20, Callable 6/1/16 @ 104.38(b)	409,000

		1,160,250

Oil, Gas & Consumable Fuels (0.1%):
18,000	Deutsche Bank AG, Series 0007, 11/22/13*(b)	273,492
23,000	Deutsche Bank AG, Series 000A, 11/22/13*(b)	121,946
200,000	Offshore Group Investment, Ltd., 7.50%, 11/1/19, Callable 11/1/15 @ 105.62	208,000
500,000	OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25(b)	157,500

		760,938

Real Estate Investment Trusts (REITs) (0.1%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104.25(b)	497,500

Sovereign Bonds (2.2%):
200,000	Financing of Infrastructure, 7.40%, 4/20/18(b)	174,728
430,000	Republic of Hungary, 4.13%, 2/19/18	418,175
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,125,465
542,000	Republic of Hungary, 6.38%, 3/29/21	563,680
800,000	Republic of Hungary, 5.38%, 2/21/23^	770,000
240,000	Republic of Iceland, 5.88%, 5/11/22(b)	254,400
230,000	Republic of Lithuania, 7.38%, 2/11/20(b)	273,125
100,000	Republic of Lithuania, 7.38%, 2/11/20	118,750

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$150,000	Republic of Lithuania, 6.13%, 3/9/21(b)	$167,250
200,000	Republic of Serbia, 5.25%, 11/21/17(b)	195,000
300,000	Republic of Serbia, 4.88%, 2/25/20(b)	273,000
320,000	Republic of Serbia, 7.25%, 9/28/21(b)	329,600
1,400,000	Republic of Slovenia, 5.50%, 10/26/22(b)	1,288,000
1,025,000	Republic of Slovenia, 5.85%, 5/10/23(b)	953,250
551,300	Russia Foreign Bond, 7.50%, 3/31/30(b)	645,710
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20	106,000
600,000	Ukraine Government, 7.95%, 6/4/14(b)	595,500
200,000	Ukraine Government, 6.25%, 6/17/16(b)	185,500
100,000	Ukraine Government, 6.58%, 11/21/16(b)	92,750
360,000	Ukraine Government, 9.25%, 7/24/17(b)	359,100
620,000	Ukraine Government, 7.75%, 9/23/20(b)	565,750
1,430,000	Ukraine Government, 7.95%, 2/23/21^(b)	1,301,300
440,000	Ukraine Government, 7.80%, 11/28/22(b)	391,600
200,000	Ukraine Government, 7.50%, 4/17/23(b)	175,500

		11,323,133

Wireless Telecommunication Services (0.0%):
100,000	Wind Acquisition Finance SA, 11.75%, 7/15/17, Callable 7/15/17 @ 105.88(b)	104,000

Total Yankee Dollars (Cost $17,245,045)		17,072,871

U.S. Government Agency Mortgage (2.3%):
12,000,000	Federal Home Loan Bank, 0.00% , 7/1/13(g)	12,000,000

Total U.S. Government Agency Mortgage (Cost $12,000,000)		12,000,000
U.S. Treasury Obligations (1.8%):
U.S. Treasury Bills (1.8%)
2,000,000	0.05%, 7/18/13(g)	1,999,978
2,000,000	0.03%, 8/8/13(g)	1,999,948

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
$1,000,000	0.13%, 8/29/13(g)	$999,963
1,000,000	0.05%, 9/12/13(g)	999,959
1,000,000	0.10%, 9/26/13(g)	999,915
1,400,000	0.09%, 10/17/13(g)	1,399,779
1,000,000	0.07%, 11/7/13(g)	999,821

		9,399,363

Total U.S. Treasury Obligations (Cost $9,398,422)		9,399,363

Securities Held as Collateral for Securities on Loan (2.0%):
10,560,698	Allianz Variable Insurance Products Securities Lending Collateral Trust(j)	10,560,698

Total Securities Held as Collateral for Securities on Loan (Cost $10,560,698)		10,560,698

Unaffiliated Investment Company (3.2%):
16,507,222	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(g)	16,507,222

Total Unaffiliated Investment Company (Cost $16,507,222)		16,507,222

Total Investment Securities (Cost $484,795,513)(k) — 100.6%		520,328,395
Net other assets (liabilities) — (0.6)%		(3,173,845)

Net Assets — 100.0%		$517,154,550

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PIK—Payment-in Kind

*	Non-income producing security.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $10,138,208.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2013, these securities represent 0.10% of the net assets of the fund.

(d)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2013. The total of all such securities represent 0.00% of the net assets of the fund.

(e)	Variable rate security. The rate presented represents the rate in effect at June 30, 2013. The date presented represents the final maturity date.

(f)	Defaulted bond.

(g)	The rate represents the effective yield at June 30, 2013.

(h)	Principal amount is stated in 1,000 Brazilian Real Units.

(i)	Principal amount is stated in 100 Mexican Peso Units.

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(k)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Australia	1.1%
Bermuda	0.1
Brazil	0.6
Canada	2.0
Cayman Islands	—^
China	0.1
Denmark	0.3
France	3.3
Germany	1.6
Hong Kong	0.1
Hungary	0.9
Iceland	—^
India	0.1
Indonesia	0.4
Ireland (Republic of)	2.2
Isle of Man	—^
Israel	0.6
Italy	0.8
Japan	1.1
Lithuania	0.1
Luxembourg	—^
Malaysia	2.0
Mexico	1.4
Netherlands	2.9
Norway	0.3
Philippines	0.2
Poland	1.9
Portugal	0.3
Republic of Korea (South)	4.4
Russian Federation	0.2
Serbia (Republic of)	0.2
Singapore	1.6
Slovenia	0.4
South Africa	—^
Spain	0.8
Sweden	2.2
Switzerland	3.2
Taiwan	0.1
Turkey	0.2
Ukraine	0.8
United Kingdom	7.8
United States	53.7
Vietnam	—^

100.0%

^	Represents less than 0.05%.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

At June 30, 2013, the Fund’s open forward currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Deutsche Bank	8/12/13	62,883	$96,201	$95,598	$603
British Pound	Credit Suisse First Boston	8/19/13	3,957,271	6,119,530	6,015,706	103,824
British Pound	Barclays Bank	8/19/13	177,072	269,077	269,178	(101)
British Pound	Bank of America	8/19/13	2,449,422	3,779,907	3,723,526	56,381
British Pound	SSBT	8/19/13	247,622	378,417	376,426	1,991
British Pound	Credit Suisse First Boston	8/19/13	4,144	6,354	6,300	54
British Pound	Deutsche Bank	8/19/13	673,626	1,029,015	1,024,022	4,993
British Pound	HSBC	8/19/13	114,367	172,279	173,857	(1,578)
British Pound	Credit Suisse First Boston	8/19/13	287,899	444,091	437,654	6,437
European Euro	Morgan Stanley	7/16/13	277,000	339,455	360,538	(21,083)
European Euro	Barclays Bank	7/16/13	82,000	100,475	106,730	(6,255)
European Euro	UBS Warburg	7/16/13	257,000	314,928	334,506	(19,578)
European Euro	Bank of America	7/17/13	30,146	39,622	39,238	384
European Euro	Barclays Bank	7/17/13	1,862,370	2,486,907	2,424,032	62,875
European Euro	Deutsche Bank	7/17/13	45,327	59,256	58,996	260
European Euro	Credit Suisse First Boston	7/17/13	40,000	52,281	52,063	218
European Euro	Credit Suisse First Boston	7/17/13	155,549	208,305	202,461	5,844
European Euro	UBS Warburg	7/18/13	257,000	316,136	334,508	(18,372)
European Euro	Barclays Bank	7/18/13	129,000	158,793	167,905	(9,112)
European Euro	Barclays Bank	7/19/13	97,000	119,795	126,255	(6,460)
European Euro	Deutsche Bank	7/19/13	470,000	580,450	611,749	(31,299)
European Euro	Morgan Stanley	7/22/13	366,000	451,086	476,388	(25,302)
European Euro	Deutsche Bank	7/22/13	71,000	87,504	92,414	(4,910)
European Euro	Deutsche Bank	7/23/13	93,795	115,447	122,085	(6,638)
European Euro	Deutsche Bank	7/25/13	9,975	12,170	12,984	(814)
European Euro	Citibank	7/26/13	60,360	78,353	78,566	(213)
European Euro	Deutsche Bank	7/29/13	9,978	12,177	12,988	(811)
European Euro	Barclays Bank	7/30/13	19,995	24,717	26,026	(1,309)
European Euro	JPMorgan Chase	7/31/13	380,000	471,808	494,627	(22,819)
European Euro	Deutsche Bank	7/31/13	380,000	472,416	494,627	(22,211)
European Euro	Barclays Bank	8/1/13	97,592	120,088	127,031	(6,943)
European Euro	UBS Warburg	8/1/13	380,000	467,704	494,629	(26,925)
European Euro	HSBC	8/2/13	380,000	470,193	494,632	(24,439)
European Euro	Barclays Bank	8/5/13	457,900	612,250	596,041	16,209
European Euro	JPMorgan Chase	8/6/13	269,500	329,497	350,805	(21,308)
European Euro	Citibank	8/8/13	34,482	43,040	44,885	(1,845)
European Euro	Deutsche Bank	8/9/13	180,000	224,939	234,308	(9,369)
European Euro	JPMorgan Chase	8/9/13	239,500	298,930	311,760	(12,830)
European Euro	Citibank	8/9/13	9,686	12,105	12,608	(503)
European Euro	GSCO	8/12/13	61,000	75,753	79,406	(3,653)
European Euro	Deutsche Bank	8/14/13	117,000	144,834	152,304	(7,470)
European Euro	Morgan Stanley	8/15/13	66,000	84,102	85,916	(1,814)
European Euro	Barclays Bank	8/16/13	211,000	261,907	274,671	(12,764)
European Euro	Barclays Bank	8/19/13	237,000	292,286	308,521	(16,235)
European Euro	Barclays Bank	8/20/13	210,000	259,959	273,375	(13,416)
European Euro	JPMorgan Chase	8/20/13	263,000	326,901	342,369	(15,468)
European Euro	Deutsche Bank	8/20/13	133,000	164,703	173,137	(8,434)
European Euro	Barclays Bank	8/23/13	75,988	95,152	98,922	(3,770)
European Euro	Barclays Bank	8/26/13	30,957	38,784	40,301	(1,517)
European Euro	Deutsche Bank	8/28/13	28,980	36,424	37,727	(1,303)
European Euro	Deutsche Bank	9/4/13	15,000	18,926	19,528	(602)
European Euro	Deutsche Bank	9/10/13	34,000	42,982	44,265	(1,283)
European Euro	Barclays Bank	9/10/13	29,182	36,943	37,992	(1,049)
European Euro	Deutsche Bank	9/11/13	137,800	176,990	179,405	(2,415)

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Barclays Bank	9/12/13	28,968	$37,186	$37,714	$(528)
European Euro	JPMorgan Chase	9/13/13	15,000	19,350	19,529	(179)
European Euro	Barclays Bank	9/16/13	81,755	105,844	106,441	(597)
European Euro	UBS Warburg	9/17/13	76,694	99,227	99,852	(625)
European Euro	Barclays Bank	9/19/13	19,406	25,564	25,266	298
European Euro	Barclays Bank	9/24/13	45,864	59,613	59,715	(102)
European Euro	Deutsche Bank	9/24/13	229,000	297,441	298,156	(715)
European Euro	Deutsche Bank	9/26/13	107,000	138,620	139,314	(694)
European Euro	Barclays Bank	9/27/13	400,000	520,500	520,804	(304)
European Euro	Deutsche Bank	9/30/13	1,320,000	1,704,216	1,718,679	(14,463)
European Euro	Morgan Stanley	9/30/13	130,000	167,473	169,264	(1,791)
European Euro	HSBC	9/30/13	180,000	231,566	234,365	(2,799)
European Euro	Deutsche Bank	10/9/13	420,000	550,549	546,879	3,670
European Euro	Deutsche Bank	10/15/13	320,000	415,488	416,683	(1,195)
European Euro	Barclays Bank	10/21/13	3,724,000	4,902,087	4,849,304	52,783
European Euro	Barclays Bank	10/25/13	20,617	26,893	26,848	45
European Euro	Deutsche Bank	10/31/13	1,747,075	2,261,108	2,275,121	(14,013)
European Euro	Deutsche Bank	11/4/13	7,376	9,626	9,606	20
European Euro	Barclays Bank	11/5/13	49,418	64,333	64,356	(23)
European Euro	JPMorgan Chase	11/12/13	278,508	356,623	362,709	(6,086)
European Euro	Morgan Stanley	11/15/13	66,000	84,204	85,955	(1,751)
European Euro	Deutsche Bank	11/15/13	335,703	428,565	437,203	(8,638)
European Euro	Credit Suisse First Boston	11/18/13	14,543	19,508	18,941	567
European Euro	HSBC	11/18/13	31,325	40,833	40,797	36
European Euro	Bank of America	11/18/13	126,866	166,934	165,227	1,707
European Euro	SSBT	11/18/13	105,763	137,345	137,742	(397)
European Euro	Deutsche Bank	11/18/13	204,721	272,317	266,622	5,695
European Euro	Credit Suisse First Boston	11/18/13	1,648,200	2,124,528	2,146,568	(22,040)
European Euro	Deutsche Bank	11/19/13	93,863	120,590	122,245	(1,655)
European Euro	Deutsche Bank	11/20/13	130,000	166,452	169,310	(2,858)
European Euro	JPMorgan Chase	11/20/13	327,027	417,488	425,915	(8,427)
European Euro	Deutsche Bank	12/3/13	100,000	130,396	130,248	148
European Euro	UBS Warburg	12/9/13	76,800	100,823	100,033	790
European Euro	Barclays de Zoete Wedd Securities	12/13/13	97,000	126,616	126,347	269
European Euro	Deutsche Bank	12/20/13	525,093	697,229	683,983	13,246
European Euro	Deutsche Bank	1/7/14	312,372	410,519	406,939	3,580
European Euro	Deutsche Bank	1/24/14	1,650,000	2,203,328	2,149,767	53,561
European Euro	Deutsche Bank	2/11/14	1,411,000	1,893,463	1,838,599	54,864
European Euro	JPMorgan Chase	2/19/14	30,000	40,094	39,094	1,000
European Euro	UBS Warburg	2/21/14	17,000	22,756	22,153	603
European Euro	Deutsche Bank	2/27/14	277,730	367,303	361,934	5,369
European Euro	Deutsche Bank	3/5/14	43,000	56,008	56,039	(31)
European Euro	Deutsche Bank	3/7/14	660,000	863,874	860,150	3,724
European Euro	Barclays Bank	3/7/14	107,759	140,996	140,438	558
European Euro	HSBC	3/10/14	15,000	19,575	19,549	26
European Euro	Barclays Bank	3/10/14	33,304	43,386	43,405	(19)
European Euro	Citibank	3/10/14	1,704,605	2,226,981	2,221,584	5,397
European Euro	Morgan Stanley	3/10/14	43,000	56,190	56,041	149
European Euro	Deutsche Bank	3/17/14	134,000	173,941	174,648	(707)
European Euro	Barclays Bank	3/17/14	10,012	13,028	13,049	(21)
European Euro	Citibank	3/18/14	10,643	13,817	13,872	(55)
European Euro	Barclays Bank	3/21/14	9,076	11,786	11,829	(43)
European Euro	Deutsche Bank	3/21/14	173,000	224,468	225,485	(1,017)
European Euro	Deutsche Bank	3/26/14	78,000	101,342	101,667	(325)
European Euro	Citibank	3/26/14	13,451	17,496	17,532	(36)
European Euro	Deutsche Bank	3/31/14	4,566	5,887	5,952	(65)

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Deutsche Bank	4/3/14	10,660	$13,700	$13,895	$(195)
European Euro	Deutsche Bank	4/4/14	182,000	234,261	237,238	(2,977)
European Euro	Barclays Bank	4/7/14	17,912	23,054	23,349	(295)
European Euro	HSBC	4/10/14	73,000	95,402	95,160	242
European Euro	Deutsche Bank	4/11/14	77,961	102,031	101,627	404
European Euro	UBS Warburg	4/11/14	37,000	48,442	48,232	210
European Euro	JPMorgan Chase	4/14/14	99,000	129,759	129,056	703
European Euro	Deutsche Bank	4/15/14	370,000	486,698	482,332	4,366
European Euro	HSBC	4/16/14	78,849	103,208	102,788	420
European Euro	Barclays Bank	4/22/14	16,935	22,303	22,078	225
European Euro	JPMorgan Chase	4/22/14	5,188	6,791	6,763	28
European Euro	Deutsche Bank	4/23/14	319,000	418,113	415,871	2,242
European Euro	Barclays Bank	4/25/14	154,898	202,328	201,939	389
European Euro	Barclays Bank	4/30/14	11,783	15,367	15,362	5
European Euro	Barclays Bank	5/7/14	112,000	146,983	146,025	958
European Euro	Goldman Sachs	5/7/14	317,570	417,795	414,046	3,749
European Euro	Deutsche Bank	5/8/14	181,000	237,039	235,988	1,051
European Euro	UBS Warburg	5/12/14	56,000	73,941	73,015	926
European Euro	Goldman Sachs	5/12/14	112,000	147,969	146,030	1,939
European Euro	Citibank	5/13/14	136,787	180,538	178,349	2,189
European Euro	Barclays Bank	5/16/14	55,076	71,685	71,812	(127)
European Euro	Goldman Sachs	5/20/14	289,000	374,472	376,829	(2,357)
European Euro	Barclays Bank	5/21/14	363,741	468,226	474,288	(6,062)
European Euro	JPMorgan Chase	5/23/14	172,504	223,032	224,934	(1,902)
European Euro	Goldman Sachs	5/30/14	760,000	979,906	991,036	(11,130)
European Euro	Barclays Bank	5/30/14	72,758	94,003	94,876	(873)
European Euro	Barclays Bank	6/5/14	237,868	310,236	310,191	45
European Euro	Deutsche Bank	6/9/14	285,500	374,883	372,316	2,567
European Euro	Deutsche Bank	6/13/14	124,000	164,641	161,711	2,930
European Euro	Barclays Bank	6/20/14	28,929	38,843	37,729	1,114
Japanese Yen	Barclays Bank	7/2/13	6,679,000	84,754	67,356	17,398
Japanese Yen	Deutsche Bank	7/11/13	26,073,000	329,662	262,950	66,712
Japanese Yen	Morgan Stanley	7/22/13	50,187,445	562,123	506,171	55,952
Japanese Yen	Barclays Bank	7/29/13	8,700,000	96,882	87,747	9,135
Japanese Yen	Citibank	8/9/13	2,240,000	28,623	22,594	6,029
Japanese Yen	Barclays Bank	8/9/13	2,240,000	28,615	22,594	6,021
Japanese Yen	Deutsche Bank	8/12/13	2,240,000	28,706	22,594	6,112
Japanese Yen	Citibank	8/13/13	46,922,100	592,184	473,288	118,896
Japanese Yen	JPMorgan Chase	8/30/13	22,800,000	291,467	229,997	61,470
Japanese Yen	Barclays Bank	9/18/13	2,251,755	28,869	22,717	6,152
Japanese Yen	JPMorgan Chase	9/27/13	2,255,332	26,809	22,755	4,054
Japanese Yen	UBS Warburg	9/30/13	121,466,500	1,569,274	1,225,540	343,734
Japanese Yen	JPMorgan Chase	10/18/13	63,490,000	721,318	640,698	80,620
Japanese Yen	Barclays Bank	10/22/13	26,770,000	273,349	270,155	3,194
Japanese Yen	Deutsche Bank	10/29/13	20,662,500	258,757	208,534	50,223
Japanese Yen	JPMorgan Chase	11/1/13	91,650,000	1,152,836	924,997	227,839
Japanese Yen	HSBC	11/12/13	3,336,000	35,736	33,673	2,063
Japanese Yen	Citibank	11/12/13	47,137,000	592,183	475,791	116,392
Japanese Yen	JPMorgan Chase	11/13/13	36,450,000	462,417	367,923	94,494
Japanese Yen	Deutsche Bank	11/13/13	45,848,000	579,050	462,785	116,265
Japanese Yen	Citibank	11/13/13	47,026,000	592,178	474,676	117,502
Japanese Yen	Citibank	11/19/13	7,667,000	94,958	77,394	17,564
Japanese Yen	Deutsche Bank	11/19/13	6,194,000	76,425	62,525	13,900
Japanese Yen	HSBC	11/20/13	1,616,000	20,008	16,313	3,695
Japanese Yen	JPMorgan Chase	11/20/13	3,093,000	38,326	31,223	7,103
Japanese Yen	Citibank	11/20/13	8,613,000	106,475	86,945	19,530

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	UBS Warburg	11/20/13	2,471,000	$30,601	$24,944	$5,657
Japanese Yen	Morgan Stanley	12/17/13	41,392,500	497,763	417,951	79,812
Japanese Yen	Deutsche Bank	1/7/14	5,989,000	69,174	60,488	8,686
Japanese Yen	Citibank	1/10/14	1,520,000	17,421	15,353	2,068
Japanese Yen	UBS Warburg	1/14/14	4,550,000	52,032	45,959	6,073
Japanese Yen	HSBC	1/15/14	5,640,000	64,237	56,970	7,267
Japanese Yen	UBS Warburg	1/16/14	7,340,000	82,703	74,143	8,560
Japanese Yen	Deutsche Bank	1/16/14	1,520,000	17,132	15,354	1,778
Japanese Yen	JPMorgan Chase	1/17/14	67,230,000	759,289	679,117	80,172
Japanese Yen	Deutsche Bank	1/17/14	37,020,000	417,605	373,954	43,651
Japanese Yen	UBS Warburg	1/27/14	7,610,000	86,262	76,883	9,379
Japanese Yen	HSBC	1/28/14	9,353,364	104,507	94,497	10,010
Japanese Yen	Deutsche Bank	1/28/14	7,248,281	80,941	73,230	7,711
Japanese Yen	Citibank	2/10/14	5,590,000	56,744	56,487	257
Japanese Yen	HSBC	2/12/14	53,860,000	579,065	544,271	34,794
Japanese Yen	Goldman Sachs	2/12/14	3,771,000	40,627	38,107	2,520
Japanese Yen	JPMorgan Chase	2/12/14	53,831,000	579,058	543,978	35,080
Japanese Yen	JPMorgan Chase	2/13/14	35,730,000	386,074	361,067	25,007
Japanese Yen	Citibank	2/13/14	71,350,000	772,123	721,023	51,100
Japanese Yen	JPMorgan Chase	2/18/14	37,560,000	405,549	379,588	25,961
Japanese Yen	Goldman Sachs	2/18/14	964,860	10,366	9,751	615
Japanese Yen	Citibank	2/19/14	35,630,000	386,030	360,089	25,941
Japanese Yen	Goldman Sachs	2/19/14	35,780,000	385,991	361,604	24,387
Japanese Yen	HSBC	2/24/14	4,020,000	43,018	40,630	2,388
Japanese Yen	Barclays Bank	2/25/14	17,870,000	193,035	180,616	12,419
Japanese Yen	JPMorgan Chase	2/25/14	4,000,000	43,149	40,429	2,720
Japanese Yen	Deutsche Bank	2/27/14	11,991,000	131,000	121,199	9,801
Japanese Yen	Barclays Bank	2/27/14	35,700,000	386,011	360,839	25,172
Japanese Yen	JPMorgan Chase	3/3/14	4,600,000	50,585	46,497	4,088
Japanese Yen	HSBC	3/4/14	4,600,000	50,522	46,498	4,024
Japanese Yen	UBS Warburg	3/4/14	5,100,000	55,477	51,552	3,925
Japanese Yen	Barclays Bank	3/7/14	64,145,400	646,999	648,428	(1,429)
Japanese Yen	JPMorgan Chase	3/14/14	44,142,850	461,287	446,274	15,013
Japanese Yen	Citibank	3/17/14	2,260,084	23,608	22,850	758
Japanese Yen	Citibank	3/19/14	46,322,000	487,589	468,339	19,250
Japanese Yen	Morgan Stanley	3/19/14	7,060,000	73,799	71,380	2,419
Japanese Yen	Barclays Bank	3/24/14	20,980,000	221,783	212,134	9,649
Japanese Yen	Deutsche Bank	3/24/14	20,538,000	217,534	207,665	9,869
Japanese Yen	Barclays Bank	3/25/14	4,542,830	47,895	45,934	1,961
Japanese Yen	Morgan Stanley	4/16/14	68,447,040	692,552	692,321	231
Japanese Yen	Barclays Bank	4/21/14	32,710,000	336,258	330,876	5,382
Japanese Yen	JPMorgan Chase	4/21/14	19,660,000	201,822	198,870	2,952
Japanese Yen	JPMorgan Chase	4/22/14	24,420,000	249,461	247,023	2,438
Japanese Yen	Citibank	4/22/14	3,500,000	35,767	35,405	362
Japanese Yen	Citibank	5/12/14	5,590,000	56,661	56,563	98
Japanese Yen	UBS Warburg	5/13/14	5,588,000	56,425	56,543	(118)
Japanese Yen	Goldman Sachs	5/13/14	7,475,000	75,492	75,637	(145)
Japanese Yen	Citibank	5/14/14	5,587,000	55,533	56,534	(1,001)
Japanese Yen	Goldman Sachs	5/30/14	48,990,000	480,153	495,841	(15,688)
Japanese Yen	Citibank	6/9/14	51,300,000	517,294	519,297	(2,003)
Japanese Yen	HSBC	6/9/14	76,900,000	776,689	778,440	(1,751)
Japanese Yen	JPMorgan Chase	6/9/14	51,500,000	517,250	521,322	(4,072)
Japanese Yen	Barclays Bank	6/10/14	60,420,000	620,863	611,626	9,237
Japanese Yen	JPMorgan Chase	6/10/14	43,640,000	443,512	441,764	1,748
Japanese Yen	HSBC	6/10/14	64,350,000	665,240	651,409	13,831
Japanese Yen	JPMorgan Chase	6/11/14	59,620,000	620,889	603,537	17,352

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	Deutsche Bank	6/11/14	21,300,000	$221,653	$215,621	$6,032
Japanese Yen	Citibank	6/16/14	2,416,000	25,432	24,459	973
Japanese Yen	JPMorgan Chase	6/17/14	25,100,000	265,651	254,111	11,540
Japanese Yen	Barclays Bank	6/30/14	16,411,000	168,664	166,189	2,475
Korean Won	Credit Suisse First Boston	8/12/13	259,085,523	230,635	226,675	3,960
Korean Won	Bank of America	8/12/13	40,277,222	35,930	35,239	691
Korean Won	Bank of America	8/12/13	147,001,232	130,826	128,612	2,214
Korean Won	Credit Suisse First Boston	8/12/13	63,332,258	55,356	55,410	(54)
Korean Won	Deutsche Bank	8/12/13	167,443,829	148,444	146,497	1,947
Swiss Franc	Deutsche Bank	8/12/13	7,254	7,912	7,685	227
Swiss Franc	Credit Suisse First Boston	8/12/13	6,657	7,283	7,053	230
Swiss Franc	Credit Suisse First Boston	8/12/13	1,643	1,736	1,741	(5)

				$80,959,318	$78,727,130	$2,232,188

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Deutsche Bank	10/30/13	435,000	$204,947	$190,224	$(14,723)
British Pound	Deutsche Bank	8/19/13	27,113	41,534	41,216	(318)
British Pound	HSBC	8/19/13	13,147	20,200	19,986	(214)
British Pound	SSBT	8/19/13	96,115	146,245	146,111	(134)
Chilean Peso	Deutsche Bank	7/11/13	162,750,000	314,038	320,196	6,158
Chilean Peso	Morgan Stanley	7/18/13	305,012,200	627,920	599,343	(28,577)
Chilean Peso	Morgan Stanley	8/1/13	8,010,000	16,613	15,701	(912)
Chilean Peso	Morgan Stanley	8/22/13	4,010,000	8,277	7,835	(442)
Chilean Peso	JP Morgan, Hambrecht and Quist	9/12/13	990,530,400	1,992,618	1,929,800	(62,818)
Chilean Peso	Citibank	10/21/13	2,148,010,500	4,346,000	4,165,788	(180,212)
Chilean Peso	Barclays Bank	10/29/13	153,759,000	305,320	297,937	(7,383)
Chilean Peso	Deutsche Bank	10/29/13	307,366,000	609,007	595,580	(13,427)
Chilean Peso	Morgan Stanley	1/13/14	8,700,000	17,678	16,723	(955)
Chilean Peso	Barclays Bank	2/11/14	4,400,000	8,921	8,434	(487)
Chilean Peso	Deutsche Bank	2/12/14	4,400,000	8,909	8,433	(476)
Chilean Peso	Deutsche Bank	2/14/14	3,930,000	7,972	7,531	(441)
Chilean Peso	Morgan Stanley	2/14/14	10,560,000	21,361	20,236	(1,125)
Chilean Peso	Deutsche Bank	2/18/14	4,400,000	8,924	8,428	(496)
Chilean Peso	JPMorgan Chase	2/21/14	4,300,000	8,740	8,234	(506)
Chilean Peso	JPMorgan Chase	2/24/14	7,300,000	14,809	13,975	(834)
Chilean Peso	Morgan Stanley	2/24/14	5,200,000	10,519	9,955	(564)
Chilean Peso	Deutsche Bank	2/25/14	3,890,000	7,865	7,446	(419)
Chilean Peso	Deutsche Bank	2/26/14	2,610,000	5,273	4,996	(277)
Chilean Peso	Morgan Stanley	2/26/14	5,600,000	11,321	10,719	(602)
Chilean Peso	Deutsche Bank	2/27/14	3,250,000	6,571	6,220	(351)
Chilean Peso	Deutsche Bank	2/28/14	3,250,000	6,562	6,220	(342)
Chilean Peso	JPMorgan Chase	2/28/14	3,900,000	7,884	7,463	(421)
Chilean Peso	Deutsche Bank	3/3/14	700,000	1,414	1,339	(75)
Chilean Peso	Barclays Bank	3/5/14	12,000,000	24,230	22,953	(1,277)
Chilean Peso	Deutsche Bank	3/5/14	700,000	1,410	1,339	(71)
Chilean Peso	Morgan Stanley	3/10/14	2,500,000	5,051	4,780	(271)
Chilean Peso	JPMorgan Chase	3/21/14	4,300,000	8,696	8,212	(484)
Chilean Peso	Morgan Stanley	5/12/14	4,500,000	9,128	8,551	(577)
Hungarian Forint	JPMorgan Chase	9/23/13	43,445,000	181,443	190,243	8,800
Hungarian Forint	JPMorgan Chase	9/25/13	34,778,000	143,836	152,263	8,427
Hungarian Forint	Deutsche Bank	3/19/14	88,267,600	367,533	380,920	13,387
Hungarian Forint	JPMorgan Chase	3/19/14	26,454,170	109,937	114,163	4,226

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Hungarian Forint	JPMorgan Chase	3/20/14	44,259,000	$181,558	$190,987	$9,429
Hungarian Forint	JPMorgan Chase	3/21/14	44,021,000	180,709	189,946	9,237
Indian Rupee	Citibank	7/3/13	12,666,000	224,411	213,046	(11,365)
Indian Rupee	JPMorgan Chase	7/29/13	16,610,000	302,459	278,088	(24,371)
Indian Rupee	Deutsche Bank	7/31/13	9,520,000	157,998	159,329	1,331
Indian Rupee	JPMorgan Chase	8/16/13	14,490,000	260,401	241,813	(18,588)
Indian Rupee	Deutsche Bank	8/30/13	9,520,000	157,151	158,477	1,326
Indian Rupee	Citibank	9/3/13	12,790,000	224,421	212,782	(11,639)
Indian Rupee	HSBC	9/12/13	17,106,400	291,212	284,199	(7,013)
Indian Rupee	JPMorgan Chase	9/13/13	43,950,000	734,827	730,055	(4,772)
Indian Rupee	HSBC	9/17/13	8,645,260	145,558	143,518	(2,040)
Indian Rupee	Deutsche Bank	9/18/13	8,080,848	137,802	134,128	(3,674)
Indian Rupee	Deutsche Bank	9/30/13	9,520,000	156,351	157,725	1,374
Korean Won	HSBC	9/26/13	317,000,000	279,098	277,244	(1,854)
Korean Won	JPMorgan Chase	5/15/14	258,825,900	230,000	225,206	(4,794)
Korean Won	JPMorgan Chase	5/16/14	44,818,000	40,000	38,996	(1,004)
Korean Won	JPMorgan Chase	5/20/14	213,852,600	190,000	186,056	(3,944)
Korean Won	JPMorgan Chase	5/21/14	270,144,000	240,000	235,026	(4,974)
Korean Won	Deutsche Bank	6/27/14	316,000,000	270,478	274,735	4,257
Malaysian Ringgit	HSBC	9/17/13	1,235,558	393,904	389,266	(4,638)
Malaysian Ringgit	Deutsche Bank	9/18/13	964,663	307,051	303,901	(3,150)
Malaysian Ringgit	HSBC	10/24/13	812,462	262,000	255,477	(6,523)
Malaysian Ringgit	JPMorgan Chase	10/25/13	805,012	260,000	253,122	(6,878)
Malaysian Ringgit	JPMorgan Chase	10/31/13	359,000	115,945	112,849	(3,096)
Malaysian Ringgit	Deutsche Bank	11/19/13	62,320	20,000	19,572	(428)
Malaysian Ringgit	HSBC	11/20/13	39,000	12,495	12,248	(247)
Malaysian Ringgit	JPMorgan Chase	1/2/14	2,405,000	752,433	753,739	1,306
Malaysian Ringgit	JPMorgan Chase	2/4/14	2,661,000	845,164	832,875	(12,289)
Malaysian Ringgit	HSBC	3/11/14	2,909,811	918,269	909,482	(8,787)
Malaysian Ringgit	JPMorgan Chase	3/12/14	735,120	232,126	229,758	(2,368)
Malaysian Ringgit	HSBC	5/15/14	2,524,088	825,000	786,876	(38,124)
Malaysian Ringgit	Deutsche Bank	5/19/14	2,093,018	685,000	652,387	(32,613)
Malaysian Ringgit	HSBC	5/20/14	2,114,160	690,000	658,951	(31,049)
Malaysian Ringgit	JPMorgan Chase	7/2/14	774,000	239,978	240,896	918
Mexican Peso	Citibank	7/10/13	7,503,020	580,949	578,641	(2,308)
Mexican Peso	HSBC	9/4/13	11,644,900	841,638	893,523	51,885
Mexican Peso	Deutsche Bank	10/11/13	19,592,000	1,473,803	1,498,749	24,946
Mexican Peso	Citibank	10/21/13	6,418,829	483,000	490,619	7,619
Mexican Peso	Citibank	12/16/13	3,316,000	253,841	252,273	(1,568)
Mexican Peso	Citibank	12/23/13	1,589,750	118,687	120,873	2,186
Mexican Peso	HSBC	3/10/14	10,223,640	778,232	772,436	(5,796)
Mexican Peso	Citibank	3/14/14	903,100	68,607	68,210	(397)
Mexican Peso	Citibank	3/24/14	2,637,800	193,467	199,067	5,600
Mexican Peso	Citibank	6/9/14	2,731,280	206,365	204,814	(1,551)
Mexican Peso	Citibank	6/10/14	2,728,000	205,800	204,551	(1,249)
Mexican Peso	Citibank	6/12/14	5,548,030	419,178	415,934	(3,244)
Mexican Peso	Citibank	6/13/14	3,454,600	257,954	258,969	1,015
Mexican Peso	Citibank	6/20/14	2,146,000	161,222	160,778	(444)
Norwegian Krone	UBS Warburg	11/8/13	275,700	47,636	45,196	(2,440)
Norwegian Krone	UBS Warburg	11/25/13	600,000	102,949	98,304	(4,645)
Phillipine Peso	JPMorgan Chase	7/11/13	9,520,000	225,171	220,424	(4,747)
Phillipine Peso	Deutsche Bank	7/18/13	28,970,800	689,469	670,741	(18,728)
Phillipine Peso	JPMorgan Chase	9/25/13	13,000,000	295,656	300,801	5,145
Phillipine Peso	HSBC	9/30/13	3,200,000	76,303	74,038	(2,265)
Phillipine Peso	HSBC	10/3/13	2,600,000	62,334	60,153	(2,181)
Phillipine Peso	JPMorgan Chase	12/26/13	12,100,000	274,376	279,611	5,235

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Phillipine Peso	JPMorgan Chase	12/27/13	9,800,000	$225,287	$226,459	$1,172
Phillipine Peso	JPMorgan Chase	6/25/14	9,600,000	216,753	221,632	4,879
Phillipine Peso	Deutsche Bank	6/26/14	16,461,720	372,917	380,047	7,130
Phillipine Peso	JPMorgan Chase	6/27/14	4,900,000	112,385	113,125	740
Polish Zloty	Deutsche Bank	10/31/13	700,000	211,816	209,289	(2,527)
Polish Zloty	Barclays Bank	2/11/14	233,000	72,855	69,255	(3,600)
Polish Zloty	Deutsche Bank	2/11/14	233,000	72,855	69,255	(3,600)
Polish Zloty	Deutsche Bank	2/14/14	233,000	72,971	69,244	(3,727)
Polish Zloty	Morgan Stanley	5/27/14	91,000	27,425	26,896	(529)
Singapore Dollar	Deutsche Bank	8/7/13	123,000	99,466	97,080	(2,386)
Singapore Dollar	Deutsche Bank	8/12/13	246,000	198,900	194,162	(4,738)
Singapore Dollar	Barclays Bank	8/13/13	34,819	28,121	27,482	(639)
Singapore Dollar	HSBC	8/15/13	77,000	61,843	60,775	(1,068)
Singapore Dollar	Barclays Bank	8/19/13	103,000	83,259	81,296	(1,963)
Singapore Dollar	Deutsche Bank	8/19/13	154,000	124,727	121,550	(3,177)
Singapore Dollar	HSBC	8/19/13	77,000	61,847	60,775	(1,072)
Singapore Dollar	Deutsche Bank	8/26/13	212,000	170,465	167,330	(3,135)
Singapore Dollar	Deutsche Bank	8/27/13	132,000	106,357	104,187	(2,170)
Singapore Dollar	Deutsche Bank	8/30/13	66,000	52,813	52,094	(719)
Singapore Dollar	Deutsche Bank	9/19/13	220,800	176,895	174,286	(2,609)
Singapore Dollar	JPMorgan Chase	9/19/13	156,000	127,534	123,137	(4,397)
Singapore Dollar	JPMorgan Chase	10/21/13	160,000	129,293	126,304	(2,989)
Singapore Dollar	JPMorgan Chase	10/24/13	97,496	80,000	76,964	(3,036)
Singapore Dollar	JPMorgan Chase	10/25/13	91,470	75,000	72,207	(2,793)
Singapore Dollar	HSBC	11/18/13	167,000	134,487	131,838	(2,649)
Singapore Dollar	JPMorgan Chase	11/18/13	60,863	49,000	48,048	(952)
Singapore Dollar	Deutsche Bank	12/23/13	237,700	189,252	187,668	(1,584)
Singapore Dollar	HSBC	2/7/14	123,000	99,426	97,123	(2,303)
Singapore Dollar	Deutsche Bank	2/28/14	66,000	53,325	52,118	(1,207)
Singapore Dollar	HSBC	3/13/14	499,540	400,000	394,488	(5,512)
Singapore Dollar	HSBC	3/14/14	215,700	172,947	170,339	(2,608)
Singapore Dollar	HSBC	3/19/14	252,000	201,996	199,009	(2,987)
Singapore Dollar	Citibank	5/16/14	260,154	210,000	205,484	(4,516)
Singapore Dollar	JPMorgan Chase	5/20/14	229,983	185,000	181,656	(3,344)
Singapore Dollar	Deutsche Bank	5/30/14	748,020	592,257	590,853	(1,404)
Singapore Dollar	HSBC	6/20/14	190,000	150,913	150,089	(824)
Singapore Dollar	Deutsche Bank	6/24/14	910,000	717,722	718,854	1,132
Swedish Krona	Deutsche Bank	9/30/13	5,900,000	886,996	878,598	(8,398)
Swedish Krona	Deutsche Bank	10/31/13	4,380,000	648,093	651,830	3,737
Swiss Franc	Credit Suisse First Boston	8/12/13	7,910	8,234	8,380	146
Swiss Franc	Credit Suisse First Boston	8/12/13	1,270	1,345	1,345	—
Swiss Franc	Deutsche Bank	8/12/13	6,374	6,661	6,752	91

				$36,088,580	$35,570,256	$(518,324)

At June 30, 2013, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
Hungarian Forint/European Euro	Deutsche Bank	88,267,600 HUF	279,525 EUR	$367,533	$384,131	$16,598
Hungarian Forint/European Euro	JP Morgan Chase	26,454,170 HUF	83,857 EUR	109,937	114,804	4,867
Hungarian Forint/European Euro	JP Morgan Chase	44,259,000 HUF	139,764 EUR	181,558	190,380	8,822
Hungarian Forint/European Euro	JP Morgan Chase	44,021,000 HUF	139,763 EUR	180,709	188,491	7,782
Hungarian Forint/European Euro	JP Morgan Chase	43,445,000 HUF	139,762 EUR	181,443	189,718	8,275
Hungarian Forint/European Euro	JP Morgan Chase	34,778,000 HUF	111,808 EUR	143,836	150,525	6,689
Norwegian Krone/European Euro	UBS Warburg	275,700 NOK	36,979 EUR	47,636	44,674	(2,962)

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
Norwegian Krone/European Euro	UBS Warburg	600,000 NOK	79,329 EUR	$102,949	$97,932	$(5,017)
Polish Zloty/European Euro	Deutsche Bank	700,000 PLN	162,791 EUR	211,816	209,111	(2,705)
Polish Zloty/European Euro	Barclays Bank	233,000 PLN	54,057 EUR	72,855	71,672	(1,183)
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,172 EUR	72,855	71,521	(1,334)
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,057 EUR	72,971	71,749	(1,222)
Polish Zloty/European Euro	Morgan Stanley	91,000 PLN	21,321 EUR	27,425	26,520	(905)
Swedish Krona/European Euro	Deutsche Bank	5,900,000 SEK	685,051 EUR	886,996	873,637	(13,359)
Swedish Krona/European Euro	Deutsche Bank	4,380,000 SEK	502,299 EUR	648,093	645,806	(2,287)

				$3,308,612	$3,330,671	$22,059

See accompanying notes to the financial statements.

AZL Franklin Templeton Founding Strategy Plus Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$484,795,513

Investment securities, at value*	$520,328,395
Interest and dividends receivable	2,793,094
Foreign currency, at value (cost $2,969,885)	2,959,407
Unrealized appreciation on forward currency contracts	3,018,149
Receivable for capital shares issued	1,458,753
Receivable for investments sold	1,029,140
Reclaims receivable	224,733
Prepaid expenses	2,791

Total Assets	531,814,462

Liabilities:
Unrealized depreciation on forward currency contracts	1,282,226
Payable for investments purchased	2,324,443
Payable for capital shares redeemed	6,121
Payable for collateral received on loaned securities	10,560,698
Manager fees payable	298,547
Administration fees payable	20,266
Distribution fees payable	106,624
Custodian fees payable	14,441
Administrative and compliance services fees payable	3,551
Trustee fees payable	12,130
Other accrued liabilities	30,865

Total Liabilities	14,659,912

Net Assets	$517,154,550

Net Assets Consist of:
Capital	$455,318,329
Accumulated net investment income/(loss)	16,416,763
Accumulated net realized gains/(losses) from investment transactions	8,226,364
Net unrealized appreciation/(depreciation) on investments	37,193,094

Net Assets	$517,154,550

Shares of beneficial interest (unlimited number of shares authorized, no par value)	40,644,900
Net Asset Value (offering and redemption price per share)	$12.72

*	Includes securities on loan of $10,138,208.

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$4,660,993
Interest	3,995,633
Income from securities lending	168,589
Foreign withholding tax	(308,996)

Total Investment Income	8,516,219

Expenses:
Manager fees	1,665,173
Administration fees	106,422
Distribution fees	594,703
Custodian fees	76,639
Administrative and compliance services fees	4,558
Trustee fees	11,238
Professional fees	13,991
Shareholder reports	13,233
Other expenses	24,202

Total expenses before reductions	2,510,159
Less expenses paid indirectly	(639)

Net expenses	2,509,520

Net Investment Income/(Loss)	6,006,699

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	3,947,823
Net realized gains/(losses) on options contracts	706
Net realized gains/(losses) on forward currency contracts	501,001
Change in net unrealized appreciation/depreciation on investments	13,966,961

Net Realized/Unrealized Gains/(Losses) on Investments	18,416,491

Change in Net Assets Resulting From Operations	$24,423,190

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

	AZL Franklin Templeton Founding Strategy Plus Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$6,006,699	$10,060,639
Net realized gains/(losses) on investment transactions	4,449,530	6,149,746
Change in unrealized appreciation/depreciation on investments	13,966,961	32,969,901

Change in net assets resulting from operations	24,423,190	49,180,286

Dividends to Shareholders:
From net investment income	—	(8,640,680)
From net realized gains	—	(1,692,782)

Change in net assets resulting from dividends to shareholders	—	(10,333,462)

Capital Transactions:
Proceeds from shares issued	116,428,702	112,715,893
Proceeds from dividends reinvested	—	10,333,462
Value of shares redeemed	(33,580,586)	(54,604,484)

Change in net assets resulting from capital transactions	82,848,116	68,444,871

Change in net assets	107,271,306	107,291,695
Net Assets:
Beginning of period	409,883,244	302,591,549

End of period	$517,154,550	$409,883,244

Accumulated net investment income/(loss)	$16,416,763	$10,410,064

Share Transactions:
Shares issued	9,163,916	9,825,450
Dividends reinvested	—	887,754
Shares redeemed	(2,650,892)	(4,730,854)

Change in shares	6,513,024	5,982,350

See accompanying notes to the financial statements.

AZL Franklin Templeton Founding Strategy Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	October 23, 2009 to December 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.01		$10.75	$10.99	$10.20	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.10		0.27	0.23	0.20	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.61		1.31	(0.43)	0.82	0.21

Total from Investment Activities	0.71		1.58	(0.20)	1.02	0.25

Dividends to Shareholders From:
Net Investment Income	—		(0.27)	(0.02)	(0.18)	(0.05)
Net Realized Gains	—		(0.05)	(0.02)	(0.05)	—

Total Dividends	—		(0.32)	(0.04)	(0.23)	(0.05)

Net Asset Value, End of Period	$12.72		$12.01	$10.75	$10.99	$10.20

Total Return(b)	5.91	%(c)	14.78%	(1.83)%	10.02%	2.45	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$517,155		$409,883	$302,592	$156,980	$54,952
Net Investment Income/(Loss)(d)	2.52%		2.80%	2.90%	3.13%	2.11%
Expenses Before Reductions(d)(e)	1.05%		1.09%	1.16%	1.25%	1.20%
Expenses Net of Reductions(d)	1.05%		1.09%	1.16%	1.19%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.05%		1.09%	1.16%	1.19%	1.20%
Portfolio Turnover Rate	12	%(c)	19%	17%	17%	2	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Franklin Templeton Founding Strategy Plus Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $16 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $16,672 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Forward Currency Contracts

During the period ended June 30, 2013, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $120.3 million as of June 30, 2013. The monthly average amount for these contracts was $102.6 million for the period ended June 30, 2013.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2013, the Fund used written call options to hedge against security prices (equity risk).

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in written call and put options during the period ended June 30, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	—	$—
Options written	(1)	(999)
Options exercised	0	0
Options expired	0	0
Options closed	1	999

Options outstanding at June 30, 2013	—	$—

Summary of Derivative Instruments

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2013. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013.

	Assets			Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities^	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities presented in the Statement of Assets and Liabilities^^

Foreign Exchange Rate Risk Exposure
Forward Currency Contracts	$3,018,149	$—	$3,018,149	$1,282,226	$—	$1,282,226

^	Amounts for forward currency contracts are reflected on the Statement of Assets and Liabilities as Unrealized Appreciation on Forward Currency Contracts.

^^	Amounts for forward currency contracts are reflected on the Statement of Assets and Liabilities as Unrealized Depreciation on Forward Currency Contracts.

The following is a summary of the financial liabilities, derivative liabilites, and collateral pledged by counterparties as of June 30, 2013:

	Net Amounts of Assets (Liabilities) presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Cash Collateral (Received) Pledged	Net Amount
Forward Currency Contracts	$1,735,923	$—	$—	$1,735,923

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gain (Loss) on Futures Contracts	Net Realized Gain (Loss) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$706		$—
Foreign Exchange Rate Risk Exposure		$501,001	2,071,019

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained three independent money management organizations (the “Subadviser”), Franklin Advisers, Inc. (“Advisers”), Franklin Mutual Advisers, LLC (“Franklin Mutual”) and Templeton Global Advisors Limited (“Global Advisors”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements between the Manager and Advisers, the Manager and Franklin Mutual, and the Manager and Global Advisors, and the Trust, Advisers, Franklin Mutual and Global Advisors provide investment advisory services as Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Franklin Templeton Founding Strategy Plus Fund	0.70%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $3,072 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Aerospace & Defense	$2,662,916	$1,282,150	$—	$3,945,066
Air Freight & Logistics	1,466,358	1,007,932	—	2,474,290
Airlines	—	4,094,658	—	4,094,658
Auto Components	—	2,086,141	—	2,086,141
Automobiles	1,602,577	4,251,898	—	5,854,475
Beverages	2,304,175	659,193	—	2,963,368
Capital Markets	3,975,216	2,269,970	—	6,245,186
Chemicals	4,426,527	1,963,063	—	6,389,590
Commercial Banks	12,525,733	7,902,544	—	20,428,277
Commercial Services & Supplies	907,621	—	206,685	1,114,306
Communications Equipment	5,973,706	1,336,114	—	7,309,820
Construction & Engineering	—	397,331	—	397,331
Construction Materials	—	1,806,713	—	1,806,713
Diversified Financial Services	10,078,893	3,097,021	—	13,175,914
Diversified Telecommunication Services	2,224,203	4,600,773	—	6,824,976
Electrical Equipment	—	1,332,485	—	1,332,485
Energy Equipment & Services	11,622,064	693,867	—	12,315,931
Food & Staples Retailing	10,489,296	1,776,796	—	12,266,092
Health Care Equipment & Supplies	5,309,529	263,018	—	5,572,547
Household Durables	—	337,966	—	337,966
Industrial Conglomerates	2,071,795	2,543,898	—	4,615,693
Insurance	10,897,316	5,013,568	—	15,910,884
Life Sciences Tools & Services	—	232,436	—	232,436
Machinery	3,157,241	586,247	—	3,743,488
Marine	—	1,373,600	—	1,373,600
Media	10,850,148	4,428,769	—	15,278,917
Metals & Mining	6,181,787	4,175,433	—	10,357,220
Multiline Retail	2,204,263	889,748	—	3,094,011
Multi - Utilities	5,216,029	602,432	—	5,818,461
Office Electronics	1,607,231	1,016,830	—	2,624,061
Oil, Gas & Consumable Fuels	23,009,286	11,144,635	—	34,153,921
Pharmaceuticals	19,874,716	8,384,020	—	28,258,736
Professional Services	—	1,606,240	—	1,606,240
Real Estate Investment Trusts (REITs)	750,723	80,706	—	831,429
Real Estate Management & Development	74,222	324,365	56,023	454,610
Semiconductors & Semiconductor Equipment	2,480,943	2,104,840	—	4,585,783
Software	10,512,031	1,377,438	—	11,889,469
Specialty Retail	—	1,857,640	—	1,857,640
Tobacco	3,784,678	4,503,103	—	8,287,781
Trading Companies & Distributors	—	183,623	—	183,623
Wireless Telecommunication Services	2,452,842	5,455,018	—	7,907,860
All Other Common Stocks+	32,991,697	—	—	32,991,697
Convertible Bonds+	—	2,924,409	—	2,924,409
Convertible Preferred Stocks
Commercial Banks	—	138,040	—	138,040
Commercial Services & Supplies	—	—	50,895	50,895
Oil, Gas & Consumable Fuels	—	402,469	—	402,469
Real Estate Investment Trusts (REITs)	—	61,367	—	61,367
All Other Convertible Preferred Stocks+	1,778,573	—	—	1,778,573

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Corporate Bonds
Commercial Services & Supplies	$—	$—	$307,500	$307,500
All Other Corporate Bonds	—	43,649,762	—	43,649,762
Floating Rate Loans+	—	4,852,497	—	4,852,497
Foreign Bonds+	—	87,325,460	—	87,325,460
Preferred Stocks+	304,577	—	—	304,577
Private Placements
Media	—	—	—	—
U.S. Government Agency Mortgage+	—	12,000,000	—	12,000,000
U.S. Treasury Obligations+	—	9,399,363	—	9,399,363
Yankee Dollars+	—	17,072,871	—	17,072,871
Securities Held as Collateral for Securities on Loan	—	10,560,698	—	10,560,698
Unaffiliated Investment Company	16,507,222	—	—	16,507,222

Total Investment Securities	232,276,134	287,431,158	621,103	520,328,395

Other Financial Instruments:*
Forward Currency Contracts	—	1,735,923	—	1,735,923

Total Investments	$232,276,134	$289,167,081	$621,103	$522,064,318

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward currency contracts and options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Franklin Templeton Founding Strategy Plus Fund	$115,707,608	$47,664,309

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

At June 30, 2013, the Fund held restricted securities, of which 0.10% were deemed illiquid. The restricted securities held as of June 30, 2013 are identified below.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Abengoa Finance SAU, 8.88%, 11/1/17	10/19/10	$392,380	$400,000	$372,000	0.07%
Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94	7/25/11	400,000	400,000	443,000	0.09%
Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104.25	10/2/12	500,000	500,000	497,500	0.10%
American Airlines, Inc., 7.50%, 3/15/16, Callable 8/8/13 @ 105.62	8/10/12	729,024	703,000	817,238	0.16%
Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 107.88	5/16/13	390,121	480,000	363,600	0.07%
Avaya, Inc., 7.00%, 4/1/19, Callable 4/1/15 @ 103.5	5/23/13	281,803	304,000	274,360	0.05%
Aviation Capital Group Corp., 6.75%, 4/6/21	5/12/11	246,225	245,000	258,024	0.05%
Bond Street Holdings LLC, Class A	11/4/09	25,492	1,251	17,514	0.00%
Boparan Finance plc, 9.88%, 4/30/18, Callable 4/30/14 @ 107.41	4/14/11	248,450	250,000	269,375	0.05%
Caesars Operating Escrow LLC, 9.00%, 2/15/20, Callable 2/15/16 @ 104.5	8/15/12	500,000	500,000	476,250	0.09%
Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75	10/18/10	224,000	224,000	239,120	0.05%
Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94	1/10/11	450,000	450,000	483,750	0.09%

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94	7/20/10	$178,463	$180,000	$195,300	0.04%
Cemex SAB de C.V., 5.88%, 3/25/19, Callable 3/25/16 @ 102.94	6/24/13	280,500	300,000	291,000	0.06%
Cemex SAB de C.V., 9.00%, 1/11/18, Callable 1/11/15 @ 104.5	4/20/12	247,800	280,000	294,000	0.06%
CEVA Group plc	3/10/10	524,689	230	206,685	0.04%
CEVA Group plc, 4.00%, 5/1/18, Callable 6/2/13 @ 102	12/14/10	371,531	375,000	307,500	0.06%
CEVA Group plc, Series A-1	5/7/13	—	6	7,200	0.00%
CEVA Group plc, Series A-2	3/10/10	67,434	49	43,695	0.01%
Chesapeake Energy Corp., 5.75%, 3/15/23	3/18/13	1,700,000	1,700,000	1,721,250	0.33%
Clear Channel Communications, Inc., 9.00%, 12/15/19, Callable 7/15/15 @ 104.5	1/3/11	905,525	1,009,000	978,730	0.19%
Deutsche Bank AG, Series 0007, 0.00%, 11/22/13	5/16/13	361,800	18,000	273,492	0.05%
Deutsche Bank AG, Series 000A, 0.00%, 11/22/13	5/16/13	155,710	23,000	121,946	0.02%
Dynegy Holdings, Inc., 7.50%, 6/1/15	10/1/12	—	410,000	—	0.00%
Dynegy Holdings, Inc., 7.75%, 6/1/19	10/1/12	—	170,000	—	0.00%
Dynegy Holdings, Inc., 8.38%, 5/1/16	10/1/12	—	50,000	—	0.00%
Export-Import Bank of Korea (The), 1.45%, 5/19/14	10/18/12	2,987,608	2,990,000	2,990,060	0.58%
Expro Finance Luxembourg, 8.50%, 12/15/16, Callable 12/15/13 @ 104.25	12/14/09	106,932	111,000	116,550	0.02%
Financing of Infrastructure, 7.40%, 4/20/18	7/27/11	197,750	200,000	174,728	0.03%
First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13	12/16/10	1,404,293	1,389,000	1,416,780	0.27%
First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38	12/16/10	132,422	141,000	144,878	0.03%
FMG Resources Pty, Ltd., 6.88%, 2/1/18, Callable 2/1/14 @ 105.16	12/10/10	500,000	500,000	493,750	0.10%
FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104.13	10/25/11	250,000	250,000	257,500	0.05%
Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63	9/13/10	278,453	271,000	292,003	0.06%
Ineos Finance plc, 8.38%, 2/15/19, Callable 2/15/15 @ 106.28	2/3/12	300,000	300,000	327,750	0.06%
Inmet Mining Corp., 8.75%, 6/1/20, Callable 6/1/16 @ 104.38	5/15/12	394,336	400,000	409,000	0.08%
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19, Callable 8/15/15 @ 107.13	7/19/12	250,000	250,000	208,125	0.04%
InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5	6/7/13	982,310	1,000,000	975,000	0.19%
JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44	4/26/12	154,560	161,000	161,000	0.03%
JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19	1/25/12	295,707	300,000	314,250	0.06%
JPMorgan Chase & Co., Series 0000, 7.50%, 11/15/13	10/17/12	201,000	5,000	213,350	0.04%
Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31	1/22/10	99,393	100,000	104,250	0.02%
Landry’s, Inc., 9.38%, 5/1/20, Callable 5/1/15 @ 107.03	4/19/12	500,000	500,000	527,500	0.10%
Laureate Education, Inc., 9.25%, 9/1/19, Callable 9/1/15 @ 106.94	10/26/12	488,750	500,000	535,000	0.10%
Nuveen Investments, Inc., 9.50%, 10/15/20, Callable 10/15/16 @ 104.75	9/12/12	900,000	900,000	895,500	0.17%
OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25	5/26/11	500,000	500,000	157,500	0.03%
Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.5	6/17/11	450,000	450,000	491,625	0.10%
Republic of Iceland, 5.88%, 5/11/22	5/3/12	237,768	240,000	254,400	0.05%
Republic of Lithuania, 6.13%, 3/9/21	3/2/11	147,258	150,000	167,250	0.03%
Republic of Lithuania, 7.38%, 2/11/20	2/4/10	226,028	230,000	273,125	0.05%
Republic of Serbia, 4.88%, 2/25/20	2/14/13	295,203	300,000	273,000	0.05%
Republic of Serbia, 5.25%, 11/21/17	11/14/12	198,270	200,000	195,000	0.04%

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Republic of Serbia, 7.25%, 9/28/21	9/27/12	$333,373	$320,000	$329,600	0.06%
Republic of Slovenia, 5.50%, 10/26/22	10/19/12	1,300,087	1,400,000	1,288,000	0.25%
Republic of Slovenia, 5.85%, 5/10/23	5/2/13	966,388	1,025,000	953,250	0.18%
Russia Foreign Bond, 7.50%, 3/31/30	10/27/09	610,214	551,300	645,710	0.12%
Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88	2/3/12	900,000	900,000	948,375	0.18%
Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 103.88	6/10/13	900,000	900,000	877,500	0.17%
Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25	4/26/11	500,000	500,000	515,000	0.10%
Sprint Nextel Corp., 9.00%, 11/15/18	11/4/11	500,000	500,000	585,000	0.11%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75	7/29/11	2,017,411	2,581,000	1,929,298	0.37%
Tribune Co.	12/31/12	—	5,213	—	0.00%
Ukraine Government, 4.95%, 10/13/15	7/27/11	93,625	100,000	95,500	0.02%
Ukraine Government, 6.25%, 6/17/16	7/27/11	200,300	200,000	185,500	0.04%
Ukraine Government, 6.58%, 11/21/16	4/2/12	87,375	100,000	92,750	0.02%
Ukraine Government, 7.50%, 4/17/23	6/24/13	166,400	200,000	175,500	0.03%
Ukraine Government, 7.75%, 9/23/20	7/27/11	552,625	620,000	565,750	0.11%
Ukraine Government, 7.80%, 11/28/22	6/20/13	385,800	440,000	391,600	0.08%
Ukraine Government, 7.95%, 2/23/21	2/16/11	1,293,830	1,430,000	1,301,300	0.25%
Ukraine Government, 7.95%, 6/4/14	10/11/12	602,625	600,000	595,500	0.12%
Ukraine Government, 9.25%, 7/24/17	7/17/12	360,000	360,000	359,100	0.07%
Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56	5/16/13	1,000,000	1,000,000	945,000	0.18%
Volkswagen International Finance NV, 5.50%, 11/9/15	11/6/12	1,500,000	1,500,000	2,002,590	0.39%
Wind Acquisition Finance SA, 11.75%, 7/15/17, Callable 7/15/17 @ 105.88	8/2/12	84,625	100,000	104,000	0.02%

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

AZL Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $485,280,585. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$53,516,315
Unrealized depreciation	(18,468,505)

Net unrealized appreciation depreciation	$35,047,810

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Franklin Templeton Founding Strategy Plus Fund	$8,640,680	$1,692,782	$10,333,462

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Franklin Templeton Founding Strategy Plus Fund	$11,523,674	$2,368,026	$23,521,331	$—	$37,413,031

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Gateway Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 6

Statement of Operations Page 6

Statements of Changes in Net Assets Page 7

Financial Highlights Page 8

Notes to the Financial Statements Page 9

Other Information Page 15

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Gateway Fund	$1,000.00	$1,036.90	$5.66	1.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Gateway Fund	$1,000.00	$1,019.24	$5.61	1.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Information Technology	18.3%
Financials	15.3
Health Care	12.2
Consumer Discretionary	11.6
Industrials	10.7
Consumer Staples	9.9
Energy	9.7
Materials	3.5
Utilities	3.2
Telecommunication Services	2.9

Total Common Stock	97.3
Unaffiliated Investment Company	3.8
Purchased Put Options	0.6

Total Investment Securities	101.7
Net other assets (liabilities)	(1.7)

Net Assets	100.0%

1

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.3%):+
Aerospace & Defense (2.5%):
13,690	Boeing Co. (The)	$1,402,403
16,575	Honeywell International, Inc.	1,315,061
8,405	Raytheon Co.	555,739
14,905	United Technologies Corp.	1,385,270

		4,658,473

Air Freight & Logistics (1.0%):
21,000	United Parcel Service, Inc., Class B	1,816,080

Auto Components (0.1%):
4,000	Cooper Tire & Rubber Co.	132,680

Automobiles (0.6%):
75,060	Ford Motor Co.	1,161,178

Beverages (2.6%):
57,860	Coca-Cola Co. (The)	2,320,765
4,738	Monster Beverage Corp.*	287,928
27,995	PepsiCo, Inc.	2,289,711

		4,898,404

Biotechnology (1.9%):
15,465	Amgen, Inc.	1,525,777
3,550	Biogen Idec, Inc.*	763,960
23,140	Gilead Sciences, Inc.*	1,184,999
1,340	Vertex Pharmaceuticals, Inc.*	107,026

		3,581,762

Capital Markets (2.1%):
37,390	Charles Schwab Corp. (The)	793,790
8,475	Eaton Vance Corp.	318,575
7,390	Goldman Sachs Group, Inc. (The)	1,117,737
11,845	Legg Mason, Inc.	367,313
35,390	Morgan Stanley	864,578
9,350	TD Ameritrade Holding Corp.	227,112
5,725	Waddell & Reed Financial, Inc., Class A	249,038

		3,938,143

Chemicals (2.2%):
27,580	Dow Chemical Co. (The)	887,249
17,170	E.I. du Pont de Nemours & Co.	901,425
6,990	Eastman Chemical Co.	489,370
8,720	LyondellBasell Industries NV, Class A	577,787
8,790	Monsanto Co.	868,452
8,730	Olin Corp.	208,822
2,250	Potash Corp. of Saskatchewan, Inc.	85,793
7,610	RPM International, Inc.	243,063

		4,261,961

Commercial Banks (2.5%):
4,180	Associated Banc-Corp.	64,999
3,230	FirstMerit Corp.	64,697
4,300	Old National Bancorp	59,469
41,605	U.S. Bancorp	1,504,021
74,705	Wells Fargo & Co.	3,083,075

		4,776,261

Commercial Services & Supplies (0.7%):
5,520	ADT Corp. (The)	219,972
6,015	Avery Dennison Corp.	257,201

Shares		Fair Value
Common Stocks, continued+
Commercial Services & Supplies, continued
9,290	R.R. Donnelley & Sons Co.	$130,153
8,390	Tyco International, Ltd.	276,451
11,165	Waste Management, Inc.	450,285

		1,334,062

Communications Equipment (2.0%):
64,470	Cisco Systems, Inc.	1,567,266
6,249	Motorola Solutions, Inc.	360,755
27,770	QUALCOMM, Inc.	1,696,191
9,370	Telefonaktiebolaget LM Ericsson, Sponsored ADR	105,694

		3,729,906

Computers & Peripherals (3.4%):
12,035	Apple, Inc.	4,766,822
20,410	Dell, Inc.	272,474
27,480	EMC Corp.	649,078
24,345	Hewlett-Packard Co.	603,756
5,210	Seagate Technology plc	233,564

		6,525,694

Consumer Finance (0.8%):
14,410	American Express Co.	1,077,292
11,280	Discover Financial Services	537,379

		1,614,671

Containers & Packaging (0.3%):
11,340	MeadWestvaco Corp.	386,808
2,860	Sonoco Products Co.	98,870

		485,678

Distributors (0.3%):
6,885	Genuine Parts Co.	537,512

Diversified Financial Services (4.1%):
153,135	Bank of America Corp.	1,969,316
44,068	Citigroup, Inc.	2,113,942
10,835	CME Group, Inc.	823,243
52,770	JPMorgan Chase & Co.	2,785,728
5,285	NYSE Euronext	218,799

		7,911,028

Diversified Telecommunication Services (2.9%):
81,295	AT&T, Inc.	2,877,843
16,314	Frontier Communications Corp.	66,072
49,435	Verizon Communications, Inc.	2,488,558

		5,432,473

Electric Utilities (1.3%):
25,671	Duke Energy Corp.	1,732,793
1,920	Hawaiian Electric Industries, Inc.	48,595
3,835	OGE Energy Corp.	261,547
16,915	Pepco Holdings, Inc.	341,006

		2,383,941

Electrical Equipment (1.1%):
13,230	Eaton Corp. plc	870,666
15,440	Emerson Electric Co.	842,098
2,420	Hubbell, Inc., Class B	239,580

		1,952,344

Continued

2

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued+
Electronic Equipment, Instruments & Components (0.4%):
24,280	Corning, Inc.	$345,504
6,400	TE Connectivity, Ltd.	291,456

		636,960

Energy Equipment & Services (2.0%):
12,400	Baker Hughes, Inc.	572,012
1,495	CARBO Ceramics, Inc.	100,808
3,300	Diamond Offshore Drilling, Inc.	227,007
19,250	Halliburton Co.	803,111
12,835	Patterson-UTI Energy, Inc.	248,421
22,731	Schlumberger, Ltd.	1,628,904
3,120	Tidewater, Inc.	177,746

		3,758,009

Food & Staples Retailing (1.7%):
19,935	CVS Caremark Corp.	1,139,883
28,680	Wal-Mart Stores, Inc.	2,136,374

		3,276,257

Food Products (1.4%):
21,930	ConAgra Foods, Inc.	766,015
12,690	Kraft Foods Group, Inc., Class A	708,990
38,370	Mondelez International, Inc., Class A	1,094,696

		2,569,701

Gas Utilities (0.5%):
1,776	AGL Resources, Inc.	76,119
4,480	National Fuel Gas Co.	259,616
10,560	ONEOK, Inc.	436,234
3,300	WGL Holdings, Inc.	142,626

		914,595

Health Care Equipment & Supplies (2.1%):
28,400	Abbott Laboratories	990,592
12,360	Baxter International, Inc.	856,177
32,830	Boston Scientific Corp.*	304,334
6,940	Covidien plc	436,110
970	Intuitive Surgical, Inc.*	491,383
18,875	Medtronic, Inc.	971,496

		4,050,092

Health Care Providers & Services (2.0%):
13,994	Aetna, Inc.	889,179
14,595	Express Scripts Holding Co.*	900,366
6,270	HCA Holdings, Inc.	226,096
18,430	UnitedHealth Group, Inc.	1,206,796
3,490	Universal Health Services, Inc., Class B	233,690
4,320	WellPoint, Inc.	353,549

		3,809,676

Hotels, Restaurants & Leisure (1.8%):
13,510	International Game Technology	225,752
3,100	Las Vegas Sands Corp.	164,083
22,805	McDonald’s Corp.	2,257,695
7,270	Melco Crown Entertainment, Ltd., Sponsored ADR*	162,557
12,440	MGM Resorts International*	183,863
1,360	Tim Hortons, Inc.	73,617
5,440	Wendy’s Co. (The)	31,715

Shares		Fair Value
Common Stocks, continued+
Hotels, Restaurants & Leisure, continued
2,270	Wynn Resorts, Ltd.	$290,560

		3,389,842

Household Durables (0.9%):
12,210	Leggett & Platt, Inc.	379,609
13,725	Newell Rubbermaid, Inc.	360,281
10,990	Toll Brothers, Inc.*	358,604
3,895	Tupperware Brands Corp.	302,603
2,390	Whirlpool Corp.	273,320

		1,674,417

Household Products (2.2%):
13,360	Colgate-Palmolive Co.	765,394
6,595	Kimberly-Clark Corp.	640,638
35,705	Procter & Gamble Co. (The)	2,748,929

		4,154,961

Industrial Conglomerates (2.4%):
11,695	3M Co.	1,278,848
138,555	General Electric Co.	3,213,091

		4,491,939

Insurance (3.7%):
1,350	AEGON NV, NYS, Registered Shares, Sponsored ADR	9,126
5,600	AFLAC, Inc.	325,472
15,330	Allstate Corp. (The)	737,680
21,020	American International Group, Inc.*	939,593
3,520	Aon plc	226,512
6,800	Arthur J. Gallagher & Co.	297,092
18,380	Berkshire Hathaway, Inc., Class B*	2,057,089
8,365	Fidelity National Financial, Inc., Class A	199,171
11,660	Lincoln National Corp.	425,240
13,915	Marsh & McLennan Cos., Inc.	555,487
2,280	Mercury General Corp.	100,229
11,970	Old Republic International Corp.	154,054
6,270	Principal Financial Group, Inc.	234,812
6,410	Travelers Cos., Inc. (The)	512,287
13,635	XL Group plc	413,413

		7,187,257

Internet & Catalog Retail (0.8%):
5,695	Amazon.com, Inc.*	1,581,445

Internet Software & Services (2.5%):
4,940	Akamai Technologies, Inc.*	210,197
1,490	Baidu, Inc., Sponsored ADR*	140,849
18,290	eBay, Inc.*	945,959
3,425	Google, Inc., Class A*	3,015,267
1,050	LinkedIn Corp., Class A*	187,215
5,620	VeriSign, Inc.*	250,989

		4,750,476

IT Services (4.0%):
16,010	Automatic Data Processing, Inc.	1,102,449
3,910	Broadridge Financial Solutions, Inc.	103,928
7,820	Cognizant Technology Solutions Corp., Class A*	489,610
8,340	Fidelity National Information Services, Inc.	357,286
16,485	International Business Machines Corp.	3,150,447
19,515	Paychex, Inc.	712,688
8,060	Visa, Inc., Class A	1,472,964

Continued

3

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued+
IT Services, continued
18,005	Western Union Co.	$308,066

		7,697,438

Leisure Equipment & Products (0.4%):
16,600	Mattel, Inc.	752,146

Machinery (2.3%):
12,350	Caterpillar, Inc.	1,018,752
6,070	Cummins, Inc.	658,352
6,980	Deere & Co.	567,125
5,745	Parker Hannifin Corp.	548,073
5,029	Pentair, Ltd., Registered Shares	290,123
2,595	Snap-On, Inc.	231,941
4,145	SPX Corp.	298,357
6,330	Stanley Black & Decker, Inc.	489,309
4,570	Timken Co.	257,200

		4,359,232

Media (3.1%):
1,309	Liberty Global plc, Class A*	96,976
977	Liberty Global plc, Series C*	66,362
23,145	News Corp., Class B	759,619
8,735	Omnicom Group, Inc.	549,169
56,870	Sirius XM Radio, Inc.	190,515
8,220	Time Warner Cable, Inc.	924,586
20,090	Time Warner, Inc.	1,161,604
34,350	Walt Disney Co. (The)	2,169,202

		5,918,033

Metals & Mining (1.0%):
36,485	Alcoa, Inc.	285,313
23,120	Freeport-McMoRan Copper & Gold, Inc.	638,342
5,415	Gerdau SA, Sponsored ADR	30,920
9,280	Nucor Corp.	402,010
6,250	Silver Wheaton Corp.	122,937
4,859	Southern Copper Corp.	134,206
12,250	Steel Dynamics, Inc.	182,648
2,920	Worthington Industries, Inc.	92,593

		1,888,969

Multiline Retail (0.9%):
7,145	J.C. Penney Co., Inc.*	122,037
10,540	Macy’s, Inc.	505,920
6,600	Nordstrom, Inc.	395,604
1,420	Sears Holdings Corp.*	59,754
8,760	Target Corp.	603,213

		1,686,528

Multi-Utilities (1.4%):
15,140	Ameren Corp.	521,422
13,930	CenterPoint Energy, Inc.	327,216
14,985	Consolidated Edison, Inc.	873,774
5,115	Integrys Energy Group, Inc.	299,381
20,910	Public Service Enterprise Group, Inc.	682,921

		2,704,714

Oil, Gas & Consumable Fuels (7.7%):
21,325	Chesapeake Energy Corp.	434,604
30,250	Chevron Corp.	3,579,784
1,120	CNOOC, Ltd., Sponsored ADR	187,578

Shares		Fair Value
Common Stocks, continued+
Oil, Gas & Consumable Fuels, continued
27,760	ConocoPhillips	$1,679,480
11,690	CONSOL Energy, Inc.	316,799
62,510	Exxon Mobil Corp.	5,647,778
2,000	HollyFrontier Corp.	85,560
17,470	Occidental Petroleum Corp.	1,558,848
12,230	Phillips 66	720,469
14,845	Southwestern Energy Co.*	542,288
3,060	Statoil ASA, Sponsored ADR	63,311
1,890	Total SA, Sponsored ADR	92,043

		14,908,542

Personal Products (0.1%):
12,790	Avon Products, Inc.	268,974
2,040	Herbalife, Ltd.	92,086

		361,060

Pharmaceuticals (6.2%):
27,700	Abbvie, Inc.	1,145,118
25,620	Bristol-Myers Squibb Co.	1,144,958
17,310	Eli Lilly & Co.	850,267
3,360	GlaxoSmithKline plc, Sponsored ADR	167,899
39,660	Johnson & Johnson Co.	3,405,207
47,650	Merck & Co., Inc.	2,213,343
105,045	Pfizer, Inc.	2,942,310

		11,869,102

Professional Services (0.1%):
1,740	Dun & Bradstreet Corp.	169,563

Real Estate Investment Trusts (REITs) (1.9%):
28,640	American Capital Agency Corp.	658,434
43,780	Annaly Capital Management, Inc.	550,315
26,370	Duke Realty Corp.	411,108
6,040	Hatteras Financial Corp.	148,826
3,030	Healthcare Realty Trust, Inc.	77,265
10,870	Liberty Property Trust	401,755
10,095	Mack-Cali Realty Corp.	247,227
11,425	Senior Housing Properties Trust	296,250
11,518	Ventas, Inc.	800,039

		3,591,219

Road & Rail (0.5%):
32,135	CSX Corp.	745,211
11,830	Hertz Global Holdings, Inc.*	293,384

		1,038,595

Semiconductors & Semiconductor Equipment (2.3%):
17,890	Advanced Micro Devices, Inc.*	72,991
7,980	Altera Corp.	263,260
8,290	Analog Devices, Inc.	373,547
28,180	Applied Materials, Inc.	420,164
1,570	First Solar, Inc.*	70,226
69,015	Intel Corp.	1,671,544
7,315	Linear Technology Corp.	269,485
8,995	Microchip Technology, Inc.	335,064
11,035	NVIDIA Corp.	154,821
4,960	Skyworks Solutions, Inc.*	108,574
11,460	Texas Instruments, Inc.	399,610

Continued

4

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued+
Semiconductors & Semiconductor Equipment, continued
7,200	Xilinx, Inc.	$285,192

		4,424,478

Software (3.6%):
13,740	Activision Blizzard, Inc.	195,932
10,975	Adobe Systems, Inc.*	500,021
7,720	Autodesk, Inc.*	262,017
106,695	Microsoft Corp.	3,684,179
4,180	Nuance Communications, Inc.*	76,828
52,725	Oracle Corp.	1,619,712
13,420	Symantec Corp.	301,547
5,490	TIBCO Software, Inc.*	117,486

		6,757,722

Specialty Retail (2.8%):
3,140	Abercrombie & Fitch Co., Class A	142,085
9,530	American Eagle Outfitters, Inc.	174,018
5,695	Best Buy Co., Inc.	155,644
5,190	Foot Locker, Inc.	182,325
8,275	Gap, Inc. (The)	345,316
26,165	Home Depot, Inc. (The)	2,027,002
11,470	L Brands, Inc.	564,898
22,760	Lowe’s Cos., Inc.	930,883
4,950	Tiffany & Co.	360,558
7,910	TJX Cos., Inc. (The)	395,975

		5,278,704

Thrifts & Mortgage Finance (0.2%):
22,025	New York Community Bancorp, Inc.	308,350

Shares/ Contracts		Fair Value
Tobacco (1.9%):
32,620	Altria Group, Inc.	$1,141,374
22,965	Philip Morris International, Inc.	1,989,228
8,970	Reynolds American, Inc.	433,879
3,912	Vector Group, Ltd.	63,453

		3,627,934

Trading Companies & Distributors (0.1%):
2,935	GATX Corp.	139,207

Total Common Stocks (Cost $160,706,702)		184,859,414

Purchased Put Options (0.6%):
189	On S&P 500 Index, Strike @ 1425 Exp 7/20/13	15,120
195	On S&P 500 Index, Strike @ 1450 Exp 8/17/13	123,825
173	On S&P 500 Index, Strike @ 1475 Exp 8/17/13	147,915
157	On S&P 500 Index, Strike @ 1500 Exp 8/17/13	181,335
130	On S&P 500 Index, Strike @ 1400 EXP 9/21/13	118,950
170	On S&P 500 Index, Strike @ 1425 Exp 9/21/13	192,950
130	On S&P 500 Index, Strike @ 1500 Exp 9/21/13	279,500

Total Purchased Put Options (Cost $1,423,898)		1,059,595

Unaffiliated Investment Company (3.8%):
7,315,418	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	7,315,418

Total Unaffiliated Investment Company (Cost $7,315,418)		7,315,418

Total Investment Securities (Cost $169,446,018)(b) — 101.7%		193,234,427
Net other assets (liabilities) — (1.7)%		(3,147,062)

Net Assets — 100.0%		$190,087,365

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

NYS—New York Shares

*	Non-income producing security.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Written Call Options (-2.1%)

Number of Contracts		Fair Value
(157)	On S&P 500 Index, Strike @ 1550 Exp 7/20/13	$(979,680)
(138)	On S&P 500 Index, Strike @ 1575 Exp 7/20/13	(587,880)
(250)	On S&P 500 Index, Strike @ 1600 Exp 7/20/13	(637,500)
(277)	On S&P 500 Index, Strike @ 1625 Exp 7/20/13	(339,325)
(105)	On S&P 500 Index, Strike @ 1575 Exp 8/17/13	(567,000)
(217)	On S&P 500 Index, Strike @ 1600 Exp 8/17/13	(820,260)

Total Written Call Options (Premiums Received $(4,493,481))		$(3,931,645)

See accompanying notes to the financial statements.

5

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$169,446,018

Investment securities, at value	$193,234,427
Interest and dividends receivable	307,697
Receivable for capital shares issued	660,513
Reclaims receivable	1,481
Prepaid expenses	2,263

Total Assets	194,206,381

Liabilities:
Payable for capital shares redeemed	416
Written options (Proceeds received $4,493,480)	3,931,645
Manager fees payable	124,848
Administration fees payable	6,555
Distribution fees payable	39,015
Custodian fees payable	562
Administrative and compliance services fees payable	1,443
Trustee fees payable	4,931
Other accrued liabilities	9,601

Total Liabilities	4,119,016

Net Assets	$190,087,365

Net Assets Consist of:
Capital	$181,432,978
Accumulated net investment income/(loss)	2,878,567
Accumulated net realized gains/(losses) from investment transactions	(18,574,424)
Net unrealized appreciation/(depreciation) on investments	24,350,244

Net Assets	$190,087,365

Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,929,997
Net Asset Value (offering and redemption price per share)	$11.23

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$2,214,025
Foreign withholding tax	(727)

Total Investment Income	2,213,298

Expenses:
Manager fees	715,753
Administration fees	32,440
Distribution fees	223,672
Custodian fees	4,131
Administrative and compliance services fees	2,468
Trustee fees	6,146
Professional fees	7,350
Shareholder reports	4,055
Other expenses	1,901

Total expenses before reductions	997,916
Less expenses paid indirectly	(9,894)

Net expenses	988,022

Net Investment Income/(Loss)	1,225,276

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,234,633
Net realized gains/(losses) on options contracts	(16,853,213)
Change in net unrealized appreciation/depreciation on investments	19,658,780

Net Realized/Unrealized Gains/(Losses) on Investments	5,040,200

Change in Net Assets Resulting From Operations	$6,265,476

See accompanying notes to the financial statements.

6

Statements of Changes in Net Assets

	AZL Gateway Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,225,276	$1,649,440
Net realized gains/(losses) on investment transactions	(14,618,580)	(3,853,022)
Change in unrealized appreciation/depreciation on investments	19,658,780	3,825,648

Change in net assets resulting from operations	6,265,476	1,622,066

Dividends to Shareholders:
From net investment income	—	(446,840)

Change in net assets resulting from dividends to shareholders	—	(446,840)

Capital Transactions:
Proceeds from shares issued	20,675,253	129,063,847
Proceeds from dividends reinvested	—	446,840
Value of shares redeemed	(6,649,446)	(13,005,502)

Change in net assets resulting from capital transactions	14,025,807	116,505,185

Change in net assets	20,291,283	117,680,411
Net Assets:
Beginning of period	169,796,082	52,115,671

End of period	$190,087,365	$169,796,082

Accumulated net investment income/(loss)	$2,878,567	$1,653,291

Share Transactions:
Shares issued	1,841,328	11,864,273
Dividends reinvested	—	40,957
Shares redeemed	(595,947)	(1,214,131)

Change in shares	1,245,381	10,691,099

See accompanying notes to the financial statements.

7

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	April 30, 2010 to December 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.83		$10.44	$10.13	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06		0.06	0.09	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.34		0.37	0.22	0.13

Total from Investment Activities	0.40		0.43	0.31	0.20

Dividends to Shareholders From:
Net Investment Income	—		(0.04)	—	(0.07)

Total Dividends	—		(0.04)	—	(0.07)

Net Asset Value, End of Period	$11.23		$10.83	$10.44	$10.13

Total Return(b)	3.69	%(c)	4.15%	3.06%	1.98	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$190,087		$169,796	$52,116	$16,217
Net Investment Income/(Loss)(d)	1.37%		1.74%	1.37%	1.38%
Expenses Before Reductions(d)(e)	1.12%		1.14%	1.25%	1.59%
Expenses Net of Reductions(d)	1.10%		1.11%	1.24%	1.25%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.12%		1.14%	1.25%	1.25%
Portfolio Turnover Rate	8	%(c)	5%	12%	28	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

8

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

9

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2013, the Fund used written call options and purchased index options to hedge against security prices (equity risk).

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses are reported as “Net realized gains/(losses) on options contracts” on the Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2013:

	Number of Contracts	Cost
Options outstanding at December 31, 2012	1,165	$1,461,813
Options purchased	4,003	4,235,795
Options expired	(453)	(550,283)
Options closed	(3,571)	(3,723,428)

Options outstanding at June 30, 2013	1,144	$1,423,898

10

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The Fund had the following transactions in written call and put options during the period ended June 30, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	(1,165)	$(4,068,892)
Options written	(5,369)	(16,758,335)
Options expired	—	—
Options closed	5,390	16,333,746

Options outstanding at June 30, 2013	(1,144)	(4,493,481)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Investment securities, at value (purchased options)	$1,059,595	Written options	$3,931,645

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on options contracts/change in unrealized appreciation/depreciation on investments	$(16,853,213)	$1,514,685

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and

11

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $1,204 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

12

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$184,859,414	$—	$—	$184,859,414
Unaffiliated Investment Company	7,315,418	—	—	7,315,418
Purchased Put Options	1,059,595	—	—	1,059,595

Total Investment Securities	193,234,427	—	—	193,234,427

Other Financial Instruments:*
Written Call Options	(3,931,645)	—	—	(3,931,645)

Total Investments	$189,302,782	$—	$—	$189,302,782

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, forward currency contracts and options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Gateway Fund	$14,435,936	$16,764,038

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $170,101,507. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,079,036
Unrealized depreciation	(5,946,116)

Net unrealized appreciation depreciation	$23,132,920

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2018
AZL Gateway Fund	$10,170

13

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Gateway Fund	$1,874,507	$2,673,449	$4,547,956

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Gateway Fund	$446,840	$—	$446,840

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Gateway Fund	$1,621,402	$—	$(4,558,126)	$5,325,635	$2,388,911

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

14

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® International Index Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 14

Statement of Operations Page 14

Statements of Changes in Net Assets Page 15

Financial Highlights Page 16

Notes to the Financial Statements Page 17

Other Information Page 23

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL International Index Fund	$1,000.00	$1,032.30	$3.78	0.75%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL International Index Fund	$1,000.00	$1,021.08	$3.76	0.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Japan	22.1%
United Kingdom	20.2
Switzerland	8.9
France	8.6
Germany	8.4
Australia	7.7
Sweden	3.0
Netherlands	3.0
Hong Kong	2.9
Spain	2.8
All other countries	9.8

Total Common Stock and Preferred Stock	97.4
Securities Held as Collateral for Securities on Loan	2.8
Unaffiliated Investment company	0.5
Rights	— ^

Total Investment Securities	100.7
Net other assets (liabilities)	(0.7)

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (96.8%):
Aerospace & Defense (1.1%):
180,290	BAE Systems plc	$1,053,584
60,368	Cobham plc	241,256
32,084	European Aeronautic Defence & Space Co. NV	1,705,883
21,585	Finmeccanica SpA*	107,511
42,856	Meggitt plc	335,786
103,689	Rolls-Royce Holdings plc	1,793,778
11,735,780	Rolls-Royce Holdings plc*(a)	—
13,943	Safran SA	726,115
84,000	Singapore Technologies Engineering, Ltd.	276,405
4,979	Thales SA	231,947
1,917	Zodiac Aerospace	252,994

		6,725,259

Air Freight & Logistics (0.3%):
49,999	Deutsche Post AG	1,242,382
20,260	TNT Express NV	151,374
36,083	Toll Holdings, Ltd.	174,618
20,100	Yamato Holdings Co., Ltd.	423,891

		1,992,265

Airlines (0.0%):
69,000	All Nippon Airways Co., Ltd.^	143,354
71,000	Cathay Pacific Airways, Ltd.	123,963
13,032	Deutsche Lufthansa AG, Registered Shares*	263,827
8,649	easyJet plc	171,271
49,798	International Consolidated Airlines Group SA*	198,946
3,435	Japan Airlines Co., Ltd.	176,681
57,609	Qantas Airways, Ltd.*	70,553
1,200	Ryanair Holdings plc, ADR	61,836
29,000	Singapore Airlines, Ltd.	232,062

		1,442,493

Auto Components (0.9%):
10,700	Aisin Sieki Co., Ltd.	409,570
35,900	Bridgestone Corp.	1,223,904
9,445	Compagnie Generale des Establissements Michelin SCA, Class B*(a)	—
10,141	Compagnie Generale des Establissements Michelin SCA, Class B	902,117
6,051	Continental AG	806,168
26,800	DENSO Corp.	1,257,193
89,041	GKN plc	409,766
5,000	Koito Manufacturing Co., Ltd.	95,565
11,000	NGK Spark Plug Co., Ltd.	220,338
9,600	NHK SPRING Co., Ltd.	111,352
5,300	NOK Corp.	84,535
6,393	Nokian Renkaat OYJ^	259,801
12,581	Pirelli & C. SpA^	145,001
7,400	Stanley Electric Co., Ltd.	144,199
10,000	Sumitomo Rubber Industries, Ltd.	163,599
11,000	The Yokohama Rubber Co., Ltd.	110,614
3,700	Toyoda Gosei Co., Ltd.	90,721
3,100	Toyota Boshoku Corp.	44,712
9,100	Toyota Industries Corp.	372,643

		6,851,798

Shares		Fair Value
Common Stocks, continued
Automobiles (3.6%):
18,259	Bayerische Motoren Werke AG (BMW)	$1,595,023
12,000	Daihatsu Motor Co., Ltd.	227,534
52,997	Daimler AG, Registered Shares	3,202,891
48,145	Fiat SpA*	333,637
33,000	Fuji Heavy Industries, Ltd.	813,871
89,900	Honda Motor Co., Ltd.	3,341,400
66,000	Isuzu Motors, Ltd.	452,025
149,000	Mazda Motor Corp.*	587,657
228,000	Mitsubishi Motors Corp.*^	312,760
137,100	Nissan Motor Co., Ltd.	1,389,770
10,525	Renault SA	703,022
20,500	Suzuki Motor Corp.	472,872
152,100	Toyota Motor Corp.	9,185,848
1,594	Volkswagen AG	310,549
14,800	Yamaha Motor Co., Ltd.	191,828

		23,120,687

Beverages (2.4%):
44,313	Anheuser-Busch InBev NV	3,930,806
21,500	Asahi Breweries, Ltd.	534,714
5,961	Carlsberg A/S, Class B	532,131
30,786	Coca-Cola Amatil, Ltd.	356,403
11,377	Coca-Cola HBC AG	266,263
3,100	Coca-Cola West Co., Ltd.	55,143
27,692	DE Master Blenders 1753 NV*	443,296
138,411	Diageo plc	3,969,435
5,609	Heineken Holding NV	314,158
12,838	Heineken NV	816,054
48,000	Kirin Holdings Co., Ltd.^	754,019
11,704	Pernod Ricard SA	1,297,108
1,475	Remy Cointreau SA^	156,428
52,849	SABMiller plc	2,542,617
36,895	Treasury Wine Estates, Ltd.	195,806

		16,164,381

Biotechnology (0.3%):
5,965	Actelion, Ltd., Registered Shares	359,237
27,472	CSL, Ltd.	1,546,743
8,366	Grifols SA^	306,950

		2,212,930

Building Products (0.5%):
56,000	Asahi Glass Co., Ltd.^	364,862
18,618	Assa Abloy AB, Class B	726,290
21,876	Compagnie de Saint-Gobain SA	880,459
21,876	Compagnie de Saint-Gobain SA*(a)	—
13,200	Daikin Industries, Ltd.	533,890
2,108	Geberit AG, Registered Shares	522,035
15,100	JS Group Corp.	368,102
18,000	TOTO, Ltd.	183,180

		3,578,818

Capital Markets (2.0%):
54,613	3i Group plc	279,161
51,485	Aberdeen Asset Management plc	297,994
82,633	Credit Suisse Group AG, Registered Shares	2,191,403
93,300	Daiwa Securities Group, Inc.	783,937

Continued

2

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
56,227	Deutsche Bank AG, Registered Shares	$2,351,907
31,809	ICAP plc	176,405
31,301	Investec plc	195,992
12,155	Julius Baer Group, Ltd.	472,461
17,049	Macquarie Group, Ltd.	646,426
28,014	Mediobanca SpA	145,648
200,300	Nomura Holdings, Inc.	1,484,583
991	Partners Group Holding AG(a)	268,304
9,460	Ratos AB, B Shares^	73,403
11,690	SBI Holdings, Inc.	129,117
5,500	Schroders plc	181,580
200,990	UBS AG, Registered Shares	3,415,385

		13,093,706

Chemicals (3.8%):
17,226	Air Liquide SA	2,118,943
8,000	Air Water, Inc.	112,718
13,058	Akzo Nobel NV^	733,404
3,510	Arkema, Inc.	320,451
70,000	Asahi Kasei Corp.	463,148
50,661	BASF SE	4,524,199
7,530	Croda International plc	284,438
18,000	Daicel Chemical Industries, Ltd.	157,762
422	Ems-Chemie Holding AG	124,529
451	Givaudan SA, Registered Shares	582,531
5,400	Hitachi Chemical Co., Ltd.	84,582
91,314	Incitec Pivot, Ltd.	237,648
25,087	Israel Chemicals, Ltd.	247,337
163	Israel Corp., Ltd. (The)*	97,676
11,276	Johnson Matthey plc	451,507
9,500	JSR Corp.	192,210
9,604	K+S AG, Registered Shares	354,437
15,000	Kaneka Corp.	99,095
13,000	Kansai Paint Co., Ltd.	165,993
8,498	Koninklijke DSM NV	552,823
19,600	Kuraray Co., Ltd.	275,180
4,608	Lanxess AG	276,951
10,215	Linde AG (a)	1,901,868
76,500	Mitsubishi Chemical Holdings Corp.	359,557
20,000	Mitsubishi Gas Chemical Co., Inc.	147,055
43,000	Mitsui Chemicals, Inc.^	97,149
9,300	Nitto Denko Corp.	598,444
12,651	Novozymes A/S, B Shares	404,735
19,969	Orica, Ltd.	375,280
22,600	Shin-Etsu Chemical Co., Ltd.	1,499,880
88,000	Showa Denko K.K.	116,269
120	Sika AG, Bearer Shares	309,907
3,244	Solvay SA	424,337
83,000	Sumitomo Chemical Co., Ltd.	261,200
5,136	Syngenta AG, Registered Shares	2,003,509
12,000	Taiyo Nippon Sanso Corp.	83,148
48,000	Teijin, Ltd.	105,539
83,000	Toray Industries, Inc.	537,438
61,000	Ube Industries, Ltd.	113,202

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
6,412	Umicore	$266,327
10,138	Yara International ASA	404,396

		22,466,802

Commercial Banks (12.6%):
61,000	Aozora Bank, Ltd.	190,718
151,327	Australia & New Zealand Banking Group, Ltd.	3,926,736
357,240	Banca Monte dei Paschi di Siena SpA*^	90,665
305,118	Banco Bilbao Vizcaya Argentaria SA	2,540,501
150,480	Banco de Sabadell SA^	248,503
97,520	Banco Espirito Santo SA*	77,441
68,611	Banco Popular Espanol SA*^	208,636
596,221	Banco Santander SA	3,774,206
59,275	Bank Hapoalim BM*	266,757
71,361	Bank Leumi Le*(a)	236,321
68,400	Bank of East Asia, Ltd. (The)	245,788
1,147,441	Bank of Ireland*	232,513
17,000	Bank of Kyoto, Ltd. (The)	141,796
63,000	Bank of Yokohama, Ltd. (The)	325,329
219,908	Bankia SA*	169,638
184	Banque Cantonale Vaudoise, Registered Shares^	91,495
662,053	Barclays plc	2,837,597
21,962	Bendigo and Adelaide Bank, Ltd.	201,238
54,813	BNP Paribas SA	2,994,475
204,500	BOC Hong Kong Holdings, Ltd.	624,578
41,000	Chiba Bank, Ltd. (The)	279,543
9,000	Chugoku Bank, Ltd. (The)	126,004
182,030	Chuo Mitsui Trust Holdings, Inc.(a)	850,074
52,527	Commerzbank AG*	457,740
88,760	Commonwealth Bank of Australia	5,577,621
54,998	Credit Agricole SA*	472,645
64,919	Criteria Caixacorp SA^	199,343
36,646	Danske Bank A/S*	623,955
95,000	DBS Group Holdings, Ltd.	1,156,811
53,876	DnB NOR ASA	778,620
12,861	Erste Group Bank AG	342,393
40,000	Fukuoka Financial Group, Inc.	170,246
20,000	Gunma Bank, Ltd. (The)	110,543
22,000	Hachijuni Bank, Ltd. (The)	129,082
41,500	Hang Seng Bank, Ltd.	611,163
25,000	Hiroshima Bank, Ltd. (The)	106,657
65,000	Hokuhoku Financial Group, Inc.	133,082
1,019,628	HSBC Holdings plc	10,564,787
641,664	Intesa Sanpaolo SpA	1,026,629
14,000	Iyo Bank, Ltd. (The)	133,857
38,000	Joyo Bank, Ltd. (The)	208,106
12,501	KBC Groep NV	462,327
2,521,691	Lloyds Banking Group plc*	2,430,670
702,800	Mitsubishi UFJ Financial Group, Inc.	4,362,083
5,964	Mizrahi Tefahot Bank, Ltd.*	60,069
1,263,539	Mizuho Financial Group, Inc.	2,630,409
129,188	National Australia Bank, Ltd.	3,479,322
49,437	Natixis	205,742
35,000	Nishi-Nippon City Bank, Ltd. (The)	91,429
145,176	Nordea Bank AB	1,616,006

Continued

3

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
143,000	Oversea-Chinese Banking Corp., Ltd.	$1,123,135
2,976	Raiffeisen International Bank-Holding AG*^	86,703
102,087	Resona Holdings, Inc.	497,319
116,587	Royal Bank of Scotland Group plc*	486,800
33,400	Seven Bank, Ltd.	121,273
90,000	Shinsei Bank, Ltd.	204,260
31,000	Shizuoka Bank, Ltd. (The)	334,227
84,327	Skandinaviska Enskilda Banken AB, Class A	802,836
38,724	Societe Generale	1,318,434
37,449	Societe Generale SA*(a)	—
133,088	Standard Chartered plc	2,872,881
70,169	Sumitomo Mitsui Financial Group, Inc.	3,220,257
11,000	Suruga Bank, Ltd.	200,476
27,418	Svenska Handelsbanken AB, A Shares	1,097,061
49,939	Swedbank AB, A Shares	1,140,531
48,950	UBI Banca - Unione di Banche Italiane SCPA	177,027
239,323	UniCredit SpA	1,118,993
70,000	United Overseas Bank, Ltd.	1,092,259
171,194	Westpac Banking Corp.	4,480,540
11,000	Yamaguchi Financial Group, Inc.	108,390

		79,305,291

Commercial Services & Supplies (0.6%):
14,954	Aggreko plc	374,846
19,943	Babcock International Group plc	335,725
86,629	Brambles, Ltd.	737,052
31,000	Dai Nippon Printing Co., Ltd.	282,132
11,050	Edenred	337,969
79,999	G4S plc	279,478
5,000	Park24 Co., Ltd.	90,717
11,400	SECOM Co., Ltd.	620,883
18,326	Securitas AB, B Shares	159,608
27,887	Serco Group plc	262,213
1,677	Societe BIC SA	167,758
32,000	Toppan Printing Co., Ltd.	222,372

		3,870,753

Communications Equipment (0.3%):
40,000	AAC Technologies Holdings, Inc.	225,011
204,970	Nokia OYJ*^	763,398
167,833	Telefonaktiebolaget LM Ericsson, B Shares	1,904,085

		2,892,494

Computers & Peripherals (0.4%):
102,000	Fujitsu, Ltd.	421,790
4,461	Gemalto NV	403,867
121,000	NEC Corp.	264,826
17,502	Seek, Ltd.	144,312
220,000	Toshiba Corp.	1,058,466

		2,293,261

Construction & Engineering (0.7%):
7,997	ACS, Actividades de Construccion y Servicios SA	210,825
10,783	Bouygues SA	274,447
8,000	Chiyoda Corp.	94,160
22,132	Ferrovial SA	353,545
1,835	Hochtief AG	119,541

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
11,000	JGC Corp.	$396,071
51,000	Kajima Corp.	169,231
9,000	Kinden Corp.	77,111
4,367	Koninklijke Boskalis Westminster NV	159,114
3,784	Koninklijke Boskalis Westminster NV*(a)	—
9,194	Leighton Holdings, Ltd.^	128,622
34,000	Obayashi Corp.	176,603
30,000	Shimizu Corp.	120,967
20,996	Skanska AB, B Shares	347,189
51,000	TAISEI Corp.	184,657
25,568	Vinci SA	1,275,408

		4,087,491

Construction Materials (0.5%):
44,376	Boral, Ltd.	169,616
39,704	CRH plc	804,542
38,941	Fletcher Building, Ltd.	253,901
7,616	HeidelbergCement AG	512,012
12,501	Holcim, Ltd., Registered Shares	872,581
1,754	Imerys SA	107,465
24,600	James Hardie Industries SE	210,045
10,291	Lafarge SA	629,393
68,000	Taiheiyo Cement Corp.	217,415

		3,776,970

Consumer Finance (0.1%):
2,070	ACOM Co., Ltd.*	65,873
3,700	Aeon Credit Service Co., Ltd.^	105,109
8,400	Credit Saison Co., Ltd.	210,879

		381,861

Containers & Packaging (0.1%):
66,665	Amcor, Ltd.	615,683
43,864	Rexam plc	317,485
9,800	Toyo Seikan Kaisha, Ltd.	150,938

		1,084,106

Distributors (0.1%):
6,000	Jardine Cycle & Carriage, Ltd.	201,278
320,000	Li & Fung, Ltd.^	436,386

		637,664

Diversified Consumer Services (0.0%):
4,000	Benesse Holdings, Inc.	144,383

Diversified Financial Services (1.1%):
10,477	ASX, Ltd.	315,434
10,668	Deutsche Boerse AG	702,212
1,590	Eurazeo	85,097
3,496	EXOR SpA	103,378
110,000	First Pacific Co., Ltd.	117,395
4,367	Groupe Bruxelles Lambert SA	329,729
12,202	Hargreaves Lansdown plc	164,088
56,000	Hong Kong Exchanges & Clearing, Ltd.	839,099
6,331	Industrivarden AB, C Shares^	105,293
211,233	ING Groep NV*	1,929,972
25,355	Investor AB, B Shares	678,907
2,700	Japan Exchange Group, Inc.	272,876

Continued

4

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
11,292	Kinnevik Investment AB, Class B	$288,424
9,355	London Stock Exchange Group plc	189,337
34,100	Mitsubishi UFJ Lease & Finance Co., Ltd.	161,652
61,400	ORIX Corp.	839,216
1,458	Pargesa Holding SA	97,292
8,153	Pohjola Bank plc	119,914
47,000	Singapore Exchange, Ltd.	259,595

		7,598,910

Diversified Telecommunication Services (2.8%):
8,121	Belgacom SA	181,459
101,793	Bezeq The Israeli Telecommunication Corp., Ltd.	135,499
434,654	BT Group plc	2,033,696
154,899	Deutsche Telekom AG, Registered Shares	1,806,483
8,147	Elisa OYJ^	159,080
101,343	France Telecom SA	954,255
13,405	Hellenic Telecommunications Organization SA (OTE)*	104,628
115,000	HKT Trust & HKT, Ltd.	109,845
1,303	Iliad SA	281,097
25,647	Inmarsat plc	263,165
175,053	Koninklijke (Royal) KPN NV	362,003
24,076	Nippon Telegraph & Telephone Corp.	1,256,820
210,000	PCCW, Ltd.	98,084
33,916	Portugal Telecom SGPS SA, Registered Shares^	131,877
440,000	Singapore Telecommunications, Ltd.(a)	1,303,435
1,288	Swisscom AG, Registered Shares	563,006
41,397	TDC A/S (a)	334,951
105,243	Telecom Corp. of New Zealand, Ltd.	182,918
548,825	Telecom Italia SpA	381,150
341,324	Telecom Italia SpA	188,587
15,280	Telefonica Deutschland Holding AG	110,588
225,906	Telefonica SA*	2,906,443
13,949	Telekom Austria AG	87,981
3,024	Telenet Group Holding NV	138,439
38,443	Telenor ASA	762,358
132,098	TeliaSonera AB	858,885
240,396	Telstra Corp., Ltd.	1,046,288
65,682	Vivendi	1,237,693
9,241	Ziggo NV (a)	368,869

		18,349,582

Electric Utilities (2.2%):
1,332	Acciona SA	70,201
34,000	Cheung Kong Infrastructure Holdings, Ltd.	226,085
35,400	Chubu Electric Power Co., Inc.	501,979
16,600	Chugoku Electric Power Co., Inc. (The)	261,448
98,500	CLP Holdings, Ltd.	795,311
19,882	Contact Energy, Ltd.	78,693
99,312	E.ON AG	1,629,375
109,090	EDP - Energias de Portugal SA	351,595
13,424	Electricite de France	311,455
12,609	Electricite de France SA*(a)	—
362,952	Enel SpA	1,137,647
24,467	Fortum OYJ	457,011
9,600	Hokkaido Electric Power Co., Inc.*	130,359

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
8,900	Hokuriku Electric Power Co.	$140,121
75,500	Hongkong Electric Holdings, Ltd.	649,743
259,770	Iberdrola SA	1,363,231
39,100	Kansai Electric Power Co., Inc. (The)*	537,081
23,800	Kyushu Electric Power Co., Inc.*	359,100
3,430	Oesterreichische Elektrizitaetswirtschafts AG, Class A^	64,871
6,025	Red Electrica Corporacion SA^	330,426
52,883	Scottish & Southern Energy plc	1,220,686
10,000	Shikoku Electric Power Co., Inc.*	181,154
86,670	SP AusNet	92,702
81,935	Terna - Rete Elettrica Nationale SpA^	340,392
25,600	Tohoku Electric Power Co., Inc.*	320,717
79,600	Tokyo Electric Power Co., Inc. (The)*	411,262

		11,962,645

Electrical Equipment (1.2%):
121,281	ABB, Ltd.	2,619,007
12,108	Alstom SA	396,091
30,000	Fuji Electric Holdings Co., Ltd.	105,903
36,000	Furukawa Electric Co., Ltd. (The)	83,513
14,002	Legrand SA	647,012
1,700	Mabuchi Motor Co., Ltd.	90,874
106,000	Mitsubishi Electric Corp.	993,254
5,600	Nidec Corp.^	390,845
11,527	Prysmian SpA	214,295
29,100	Schneider Electric SA	2,097,746
42,300	Sumitomo Electric Industries, Ltd.	506,002

		8,144,542

Electronic Equipment, Instruments & Components (1.2%):
14,500	Citizen Holdings Co., Ltd.	81,277
25,700	Fujifilm Holdings Corp.	566,383
3,700	Hamamatsu Photonics K.K.	133,781
13,204	Hexagon AB, B Shares	352,390
1,700	Hirose Electric Co., Ltd.	224,270
3,500	Hitachi High-Technologies Corp.	84,404
266,100	Hitachi, Ltd.	1,709,694
23,800	HOYA Corp.	488,443
5,800	IBIDEN Co., Ltd.	90,499
2,470	Keyence Corp.	788,464
9,000	Kyocera Corp.	916,337
11,200	Murata Manufacturing Co., Ltd.	852,856
19,000	Nippon Electric Glass Co., Ltd.	92,557
11,200	Omron Corp.	334,274
8,256	Rexel SA	185,651
12,000	Shimadzu Corp.	96,582
6,900	TDK Corp.	238,357
12,000	Yaskawa Electric Corp.	146,091
12,900	Yokogawa Electric Corp.	154,436

		7,536,746

Energy Equipment & Services (0.4%):
8,641	Aker Solutions ASA	117,374
15,778	AMEC plc	241,713
8,923	Compagnie Generale de Geophysique-Veritas*	197,311

Continued

5

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
3,972	Fugro NV	$214,344
14,658	Petrofac, Ltd.	267,931
14,663	Saipem SpA	237,218
20,462	Seadrill, Ltd.	825,654
14,264	Subsea 7 SA	249,681
5,573	Technip-Coflexip SA	563,198
25,666	Tenaris SA	516,355
19,639	Transocean, Ltd.	940,558
11,649	WorleyParsons, Ltd.	205,921

		4,577,258

Food & Staples Retailing (2.1%):
33,000	Aeon Co., Ltd.	433,341
33,397	Carrefour SA	912,320
3,064	Casino Guichard-Perrachon SA	286,106
4,308	Colruyt SA^	226,448
5,721	Delhaize Group	351,616
33,491	Distribuidora Internacional de Alimentacion SA	252,118
3,000	FamilyMart Co., Ltd.	127,983
67,741	J Sainsbury plc	365,863
13,690	Jeronimo Martins SGPS SA	288,128
3,399	Kesko OYJ, B Shares	94,127
55,938	Koninklijke Ahold NV	830,937
3,500	LAWSON, Inc.	267,208
46,911	Metcash, Ltd.	150,439
6,879	Metro AG^	217,456
85,000	Olam International, Ltd.^	109,821
41,500	Seven & I Holdings Co., Ltd.	1,517,368
444,218	Tesco plc	2,231,931
55,515	Wesfarmers, Ltd.	2,001,766
120,612	William Morrison Supermarkets plc	479,062
68,540	Woolworths, Ltd.	2,048,189

		13,192,227

Food Products (4.1%):
33,000	Ajinomoto Co., Inc.	484,591
4,961	Aryzta AG	278,256
19,342	Associated British Foods plc	511,936
121	Barry Callebaut AG, Registered Shares	110,953
1,100	Calbee, Inc.	104,392
31,487	Danone SA	2,361,289
390,382	Golden Agri-Resources, Ltd.	171,547
8,129	Kerry Group plc, Class A	448,736
10,000	Kikkoman Corp.	166,414
50	Lindt & Spruengli AG	187,255
5	Lindt & Spruengli AG, Registered Shares	217,618
3,226	Meiji Holdings Co., Ltd.	155,032
177,885	Nestle SA, Registered Shares	11,637,902
9,000	Nippon Meat Packers, Inc.	137,701
11,500	Nisshin Seifun Group, Inc.	137,789
3,500	Nissin Foods Holdings Co., Ltd.	141,722
4,781	Suedzucker AG	147,973
26,229	Tate & Lyle plc	329,477
4,000	Toyo Suisan Kaisha, Ltd.	133,345
89,848	Unilever NV	3,524,068
70,787	Unilever plc	2,874,293

Shares		Fair Value
Common Stocks, continued
Food Products, continued
106,000	Wilmar International, Ltd.	$262,370
4,900	Yakult Honsha Co., Ltd.^	203,114
6,000	Yamazaki Baking Co., Ltd.	70,598

		24,798,371

Gas Utilities (0.5%):
46,413	APA Group	253,193
10,800	Enagas^	266,750
19,340	Gas Natural SDG SA^	388,282
318,027	Hong Kong & China Gas Co., Ltd.	775,038
105,000	Osaka Gas Co., Ltd.	444,509
110,179	Snam Rete Gas SpA	501,634
21,000	Toho Gas Co., Ltd.	108,647
137,000	Tokyo Gas Co., Ltd.	758,386

		3,496,439

Health Care Equipment & Supplies (0.7%):
3,306	Cochlear, Ltd.	185,473
6,201	Coloplast A/S, Class B	347,120
20,413	Elekta AB, B Shares	310,673
11,248	Essilor International SA Cie Generale d’Optique	1,195,888
11,146	Getinge AB, B Shares	338,131
10,900	Olympus Co., Ltd.*	331,472
50,687	Smith & Nephew plc	564,803
2,800	Sonova Holding AG, Registered Shares	296,949
4,200	Sysmex Corp.	274,921
8,200	Terumo Corp.	408,150
1,418	William Demant Holding A/S*	117,263

		4,370,843

Health Care Providers & Services (0.5%):
2,100	Alfresa Holdings Corp.	112,462
4,334	Celesio AG	94,142
11,657	Fresenius Medical Care AG & Co., KGaA	825,777
6,832	Fresenius SE & Co. KGaA	842,009
7,600	Medipal Holdings Corp.	103,016
3,300	Miraca Holdings, Inc.	152,068
7,369	Ramsay Health Care, Ltd.	240,740
21,209	Sonic Healthcare, Ltd.	287,193
3,600	Suzuken Co., Ltd.	121,265

		2,778,672

Health Care Technology (0.0%):
44	M3, Inc.	98,872

Hotels Restaurants & Leisure (0.0%):
46,920	William Hill plc	315,658

Hotels, Restaurants & Leisure (1.1%):
8,652	Accor SA	303,844
10,098	Carnival plc	350,187
100,900	Compass Group plc	1,292,885
22,166	Crown, Ltd.	243,293
45,904	Echo Entertainment Group, Ltd.	128,151
2,846	Flight Centre, Ltd.	101,614
115,000	Galaxy Entertainment Group, Ltd.*	557,180
339,757	Genting Singapore plc	352,490
14,878	InterContinental Hotels Group plc	409,385

Continued

6

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,429	McDonald’s Holdings Co., Ltd.^	$94,844
52,400	MGM China Holdings, Ltd.	139,883
13,523	OPAP SA	113,230
2,800	Oriental Land Co., Ltd.	433,184
132,500	Sands China, Ltd.	618,898
81,333	Shangri-La Asia, Ltd.	139,382
110,000	SJM Holdings, Ltd.	267,544
30,318	Sky City Entertainment Group, Ltd.	102,116
5,214	Sodexo, Inc.	434,133
39,804	Tabcorp Holdings, Ltd.	110,440
79,000	Tatts Group, Ltd.	228,275
26,115	Tui Travel plc	141,018
9,759	Whitbread plc	455,020
88,800	Wynn Macau, Ltd.	238,572

		7,255,568

Household Durables (0.7%):
12,300	Casio Computer Co., Ltd.	108,426
13,253	Electrolux AB, Series B	335,363
21,564	Husqvarna AB, B Shares	113,533
120,800	Panasonic Corp.	971,073
16,473	Persimmon plc	297,130
1,700	Rinnai Corp.	121,048
24,000	Sekisui Chemical Co., Ltd.	255,535
30,000	Sekisui House, Ltd.	433,910
58,000	Sharp Corp.*	234,016
56,100	Sony Corp.	1,187,235

		4,057,269

Household Products (0.6%):
7,070	Henkel AG & Co. KGaA	554,060
35,658	Reckitt Benckiser Group plc	2,527,385
6,300	Unicharm Corp.	356,452

		3,437,897

Independent Power Producers & Energy Traders (0.0%):
6,700	Electric Power Development Co., Ltd.	209,132
100,836	Enel Green Power SpA	209,163

		418,295

Industrial Conglomerates (1.5%):
222	Delek Group, Ltd.	57,655
64,000	Hankyu Hanshin Holdings, Inc.	364,686
117,000	Hutchison Whampoa, Ltd.	1,222,802
80,200	Keppel Corp., Ltd.	656,000
52,780	Koninklijke Philips Electronics NV	1,437,490
77,500	NWS Holdings, Ltd.	118,898
41,941	Orkla ASA	343,727
53,000	SembCorp Industries, Ltd.	206,029
43,734	Siemens AG, Registered Shares	4,418,516
21,556	Smiths Group plc	430,033
1,757	Wendel	180,575

		9,436,411

Insurance (5.2%):
10,385	Admiral Group plc	210,058
97,824	AEGON NV	652,995

Shares		Fair Value
Common Stocks, continued
Insurance, continued
12,895	Ageas NV	$450,618
664,200	AIA Group, Ltd. (a)	2,791,434
24,723	Allianz SE, Registered Shares +	3,610,159
161,699	AMP, Ltd.	624,543
64,690	Assicurazioni Generali SpA	1,128,763
162,412	Aviva plc	834,033
98,797	AXA SA	1,940,991
2,569	Baloise Holding AG, Registered Shares	248,847
9,540	CNP Assurances	136,445
469	Dai-ichi Life Insurance Co., Ltd. (The)	678,946
10,000	Delta Lloyd NV*(a)	—
9,833	Delta Lloyd NV	195,873
45,053	Direct Line Insurance Group plc	159,854
10,566	Gjensidige Forsikring ASA	155,250
3,365	Hannover Rueckversicherung AG, Registered Shares	241,811
113,457	Insurance Australia Group, Ltd.	560,317
322,322	Legal & General Group plc	843,188
44,090	Mapfre SA^	142,614
27,811	MS&AD Insurance Group Holdings, Inc.	707,445
9,890	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,815,859
18,025	NKSJ Holdings, Inc.	429,965
272,899	Old Mutual plc	748,873
141,037	Prudential plc	2,318,225
66,560	QBE Insurance Group, Ltd.	918,361
79,149	Resolution, Ltd.	341,606
196,833	RSA Insurance Group plc	356,842
22,872	Sampo OYJ, A Shares	887,523
8,601	SCOR SE	262,625
10,400	Sony Financial Holdings, Inc.	164,365
128,945	Standard Life plc	674,050
70,320	Suncorp-Metway, Ltd.	761,216
1,823	Swiss Life Holding AG, Registered Shares	295,034
19,420	Swiss Re AG	1,438,946
32,536	T&D Holdings, Inc.	437,762
38,500	Tokio Marine Holdings, Inc.	1,221,249
1,259	Tryg A/S	103,574
2,104	Vienna Insurance Group Weiner Staeditische Versicherung AG	97,412
8,180	Zurich Insurance Group AG	2,120,480

		31,708,151

Internet & Catalog Retail (0.1%):
40,000	Rakuten, Inc.	473,236

Internet Software & Services (0.1%):
6,200	DeNA Co., Ltd.^	120,979
5,200	Gree, Inc.	46,163
5,820	United Internet AG, Registered Shares	164,015
811	Yahoo! Japan Corp.	400,832

		731,989

IT Services (0.3%):
21,258	Amadeus IT Holding SA, A Shares (a)	678,998
3,174	Atos Origin SA	235,549

Continued

7

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,174	Atos Origin SA*(a)	$—
7,787	Cap Gemini SA	378,536
25,696	Computershare, Ltd.	239,734
1,200	Itochu Techno-Solutions Corp.	49,680
5,800	Nomura Research Institute, Ltd.	189,328
67	NTT Data Corp.	237,869
900	Otsuka Corp.	100,184
7,175	Rexel SA*(a)	—

		2,109,878

Leisure Equipment & Products (0.2%):
9,300	Namco Bandai Holdings, Inc.	151,254
18,900	Nikon Corp.	441,112
3,200	Sankyo Co., Ltd.	151,201
10,100	Sega Sammy Holdings, Inc.	252,933
4,300	Shimano, Inc.	365,152
8,900	Yamaha Corp.	102,064

		1,463,716

Life Sciences Tools & Services (0.0%):
3,025	Lonza Group AG, Registered Shares	226,813
13,331	QIAGEN NV*	261,811

		488,624

Machinery (2.8%):
17,517	Alfa Laval AB	356,397
19,000	AMADA Co., Ltd.	125,523
4,129	Andritz AG	211,534
21,191	Atlas Copco AB, B Shares	452,302
36,719	Atlas Copco AB, A Shares	882,456
10,500	Fanuc, Ltd.	1,522,883
47,037	Fiat Industrial SpA	523,917
10,237	GEA Group AG	361,976
15,000	Hino Motors, Ltd.	220,296
5,500	Hitachi Construction Machinery Co., Ltd.	111,230
75,000	IHI Corp.	284,434
17,729	IMI plc	335,661
37,052	Invensys plc	233,112
19,000	Japan Steel Works, Ltd. (The)	104,633
11,200	JTEKT Corp.	126,075
80,000	Kawasaki Heavy Industries, Ltd.	246,110
51,800	Komatsu, Ltd.	1,198,021
8,523	Kone OYJ, B Shares	675,557
61,000	Kubota Corp.	885,762
5,900	Kurita Water Industries, Ltd.	125,239
6,100	Makita Corp.	329,771
1,906	MAN AG	208,090
69,824	Melrose Industries plc	264,295
6,872	Metso Corp. OYJ^	232,820
168,000	Mitsubishi Heavy Industries, Ltd.	933,641
6,500	Nabtesco Corp.	135,246
16,000	NGK Insulators, Ltd.	198,497
27,000	NSK, Ltd.	258,452
59,342	Sandvik AB	707,126
17,674	Scania AB, B Shares^	352,367
1,239	Schindler Holding AG, Registered Shares	167,707

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,700	Schindler Holding AG	$375,642
49,000	SembCorp Marine, Ltd.^	166,146
21,291	SKF AB, B Shares	496,530
2,900	SMC Corp.	584,167
1,372	Sulzer AG, Registered Shares	218,651
30,000	Sumitomo Heavy Industries, Ltd.	126,479
5,900	THK Co., Ltd.	124,077
5,208	Vallourec SA*(a)	—
5,774	Vallourec SA	292,142
82,942	Volvo AB, B Shares	1,106,229
9,856	Wartsila Corp. OYJ	426,934
11,753	Weir Group plc (The)	386,306
104,250	Yangzijiang Shipbuilding Holdings, Ltd.^	68,283
9,094	Zardoya Otis SA	128,445

		17,271,161

Marine (0.3%):
30	A.P. Moller - Maersk A/S, Class A	202,098
72	A.P. Moller - Maersk A/S, Class B	515,100
3,048	Kuehne & Nagel International AG, Registered Shares	334,269
62,000	Mitsui O.S.K. Lines, Ltd.*	242,006
92,000	Nippon Yusen Kabushiki Kaisha	244,041
12,000	Orient Overseas International, Ltd.	76,868

		1,614,382

Media (1.3%):
2,392	Axel Springer AG	101,908
57,955	British Sky Broadcasting Group plc	699,242
10,077	Dentsu, Inc.	348,622
7,788	Eutelsat Communications SA	220,402
1,150	Hakuhodo DY Holdings, Inc.	80,609
209,223	ITV plc	447,200
3,622	JC Decaux SA	98,716
4,847	Kabel Deutschland Holding AG	532,161
6,178	Lagardere S.C.A.	172,071
44,809	Pearson plc	795,488
9,936	Publicis Groupe	704,489
9,666	Publicis Groupe SA*(a)	—
37,514	Reed Elsevier NV	622,172
65,856	Reed Elsevier plc	750,308
16,451	SES, Class A	469,806
66,768	Singapore Press Holdings, Ltd.^	219,243
5,900	Toho Co., Ltd.	121,510
16,340	Wolters Kluwer NV	344,552
69,720	WPP plc	1,190,945

		7,919,444

Metals & Mining (3.5%):
147,224	Alumina, Ltd.*	131,120
76,832	Anglo American plc	1,484,431
21,786	Antofagasta plc	264,441
55,287	ArcelorMittal	616,212
116,446	BHP Billiton plc	2,990,372
177,151	BHP Billiton, Ltd.	5,103,261
15,340	Boliden AB	190,065

Continued

8

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
15,000	Daido Steel Co., Ltd.	$76,101
84,698	Fortescue Metals Group, Ltd.^	232,286
9,353	Fresnillo plc	125,886
551,209	Glencore International plc	2,292,638
10,000	Hitachi Metals, Ltd.	112,562
23,792	Iluka Resources, Ltd.^	214,747
27,000	JFE Holdings, Inc.	592,871
145,000	Kobe Steel, Ltd.*	179,887
2,600	Maruichi Steel Tube, Ltd.	66,568
60,000	Mitsubishi Materials Corp.	211,201
41,916	Newcrest Mining, Ltd.	376,366
422,480	Nippon Steel Corp.	1,142,007
51,625	Norsk Hydro ASA^	205,691
4,930	Randgold Resources, Ltd.	313,525
70,086	Rio Tinto plc	2,872,120
24,030	Rio Tinto, Ltd.	1,141,055
30,000	Sumitomo Metal & Mining Co., Ltd.	334,660
20,815	ThyssenKrupp AG*	408,847
5,334	Vedanta Resources plc	83,088
6,062	Voestalpine AG^	213,376
2,000	Yamato Kogyo Co., Ltd.	61,221

		22,036,605

Multiline Retail (0.4%):
3,200	Don Quijote Co., Ltd.	156,058
26,712	Harvey Norman Holdings, Ltd.^	61,842
20,000	Isetan Mitsukoshi Holdings, Ltd.	265,667
28,000	J. Front Retailing Co., Ltd.	223,387
90,249	Marks & Spencer Group plc	589,653
11,600	MARUI GROUP Co., Ltd.	115,711
8,774	Next plc	606,723
4,199	Pinault Printemps Redoute	849,861
14,000	Takashimaya Co., Ltd.	141,912

		3,010,814

Multi-Utilities (1.1%):
29,686	AGL Energy, Ltd.	391,519
286,593	Centrica plc	1,572,606
73,178	GDF Suez	1,426,691
202,113	National Grid plc	2,285,830
26,980	RWE AG^	860,789
16,237	Suez Environnement Co.	209,032
19,092	Veolia Environnement	216,262
17,150	Veolia Environnement SA*(a)	—

		6,962,729

Office Electronics (0.5%):
12,900	Brother Industries, Ltd.	145,336
62,500	Canon, Inc.^	2,053,145
25,500	Konica Minolta Holdings, Inc.	192,639
38,000	Ricoh Co., Ltd.	452,281

		2,843,401

Oil & Gas Exploration & Production (0.0%):
1,936	Fuchs Petrolub AG	153,865

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (6.3%):
187,666	BG Group plc	$3,202,377
1,057,155	BP plc	7,332,487
7,152	Caltex Australia, Ltd.	117,447
27,000	Cosmo Oil Co., Ltd.*	49,832
140,307	Eni SpA	2,882,238
15,422	Galp Energia SGPS SA, B Shares	228,229
1,100	Idemitsu Kosan Co., Ltd.	84,647
120	INPEX Corp.	501,770
1,500	Japan Petroleum Exploration Co., Ltd.	60,892
125,470	JX Holdings, Inc.	608,688
12,394	Lundin Petroleum AB*	244,941
6,853	Neste Oil OYJ	99,747
8,129	OMV AG	365,654
60,307	Origin Energy, Ltd.	689,943
46,267	Repsol YPF SA	975,255
208,083	Royal Dutch Shell plc, A Shares	6,639,107
144,188	Royal Dutch Shell plc, B Shares	4,767,640
53,397	Santos, Ltd.	609,874
11,800	Showa Shell Sekiyu K.K.	97,114
61,539	Statoil ASA	1,269,126
15,000	TonenGeneral Sekiyu K.K.	145,380
117,451	Total SA^	5,726,803
49,829	Tullow Oil plc	761,039
35,298	Whitehaven Coal, Ltd.^	74,233
36,356	Woodside Petroleum, Ltd.	1,156,802

		38,691,265

Paper & Forest Products (0.2%):
47,000	Oji Paper Co., Ltd.^	189,614
29,253	Stora Enso OYJ, R Shares	194,910
32,387	Svenska Cellulosa AB, B Shares	811,432
29,807	UPM-Kymmene OYJ	290,680

		1,486,636

Personal Products (0.7%):
5,494	Beiersdorf AG	478,996
28,800	Kao Corp.	980,303
13,331	L’Oreal SA	2,179,405
20,400	Shiseido Co., Ltd.	303,513

		3,942,217

Pharmaceuticals (8.7%):
24,500	Astellas Pharma, Inc.	1,334,470
68,842	AstraZeneca plc	3,255,974
45,613	Bayer AG	4,862,120
12,600	Chugai Pharmaceutical Co., Ltd.	261,274
37,100	Daiichi Sankyo Co., Ltd.	619,643
8,300	Dainippon Sumitomo Pharma Co., Ltd.	109,748
13,900	Eisai Co., Ltd.	567,057
26,421	Elan Corp. plc	369,436
270,637	GlaxoSmithKline plc	6,769,386
3,300	Hisamitsu Pharmaceutical Co., Inc.	168,146
13,000	Kyowa Hakko Kogyo Co., Ltd.^	147,111
3,519	Merck KGaA	535,145
13,200	Mitsubishi Tanabe Pharma Corp.	171,421
126,884	Novartis AG, Registered Shares	8,994,574

Continued

9

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
22,463	Novo Nordisk A/S, B Shares	$3,497,697
4,400	Ono Pharmaceutical Co., Ltd.	298,648
5,781	Orion OYJ, Class B^	135,201
20,200	Otsuka Holdings Co., Ltd.	667,186
38,754	Roche Holding AG	9,605,179
65,845	Sanofi-Aventis SA	6,785,050
4,300	Santen Pharmaceutical Co., Ltd.	185,518
16,700	Shionogi & Co., Ltd.	348,657
30,724	Shire plc	974,500
1,700	Taisho Pharmaceutical Holdings Co., Ltd.	120,701
43,500	Takeda Pharmacuetical Co., Ltd.	1,969,006
46,841	Teva Pharmaceutical Industries, Ltd.	1,837,319
3,200	Tsumura & Co.	94,367
5,957	UCB SA	320,717

		55,005,251

Professional Services (0.6%):
7,172	Adecco SA, Registered Shares	407,225
19,758	ALS, Ltd.^	171,563
12,224	Bureau Veritas SA	316,522
35,583	Capita Group plc	524,187
55,885	Experian plc	969,143
8,706	Intertek Group plc	387,873
6,837	Randstad Holding NV	279,146
305	SGS SA, Registered Shares	653,844

		3,709,503

Real Estate Development (0.0%):
74,028	BGP Holdings plc*(b)	—

Real Estate Investment Trusts (0.0%):
14	Nippon Prologis REIT, Inc.	122,026

Real Estate Investment Trusts (REITs) (1.6%):
114,000	Ascendas Real Estate Investment Trust	200,614
50,738	British Land Co. plc	436,489
69,606	CaitaMalls Asia, Ltd.	99,753
108,000	CapitaCommercial Trust	124,856
137,000	CapitaMall Trust	215,683
115,491	CFS Retail Property Trust	210,322
3,927	Corio NV	155,688
263,220	Dexus Property Group	255,840
80,308	Federation Centres	173,479
1,715	Fonciere des Regions SA	128,572
1,273	Gecina SA	140,164
96,129	GPT Group	336,347
39,767	Hammerson plc+	295,719
1,213	ICADE	100,155
40	Japan Prime Realty Investment Corp.^	122,435
33	Japan Real Estate Investment Corp.	368,902
119	Japan Retail Fund Investment Corp.	247,846
5,714	Klepierre	225,187
42,427	Land Securities Group plc	567,440
36,123	Liberty International plc	172,093
126,000	Link REIT (The)	615,124
93,063	Macquarie Goodman Group	412,346
199,146	Mirvac Group	290,035

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
39	Nippon Building Fund, Inc.^	$452,039
18	Nomura Real Estate Office Fund, Inc.	78,969
43,073	SERGO plc	182,007
122,122	Stockland Trust Group	386,648
5,232	Unibail-Rodamco SE	1,213,021
125	United Urban Investment Corp.	168,172
116,708	Westfield Group	1,217,105
165,859	Westfield Retail Trust	468,034

		10,061,084

Real Estate Management & Development (1.9%):
5,600	AEON Mall Co., Ltd.	138,777
144,000	CapitaLand, Ltd.	347,944
76,000	Cheung Kong Holdings, Ltd.	1,027,156
22,000	City Developments, Ltd.	185,070
4,000	Daito Trust Construction Co., Ltd.	377,200
28,000	Daiwa House Industry Co., Ltd.	522,740
168,000	Global Logistic Properties, Ltd.	362,542
122,000	Hang Lung Properties, Ltd.	423,573
58,300	Henderson Land Development Co., Ltd.	345,361
34,000	Hopewell Holdings, Ltd.	112,884
15,200	Hulic Co., Ltd.	163,123
37,000	Hysan Development Co., Ltd.	158,854
7,136	IMMOEAST AG NPV(BR)*	—
54,352	Immofinanz Immobilien Anlagen AG	202,937
40,000	Keppel Land, Ltd.	105,075
37,000	Kerry Properties, Ltd.	143,878
29,867	Lend Lease Group	226,604
69,000	Mitsubishi Estate Co., Ltd.	1,838,040
46,000	Mitsui Fudosan Co., Ltd.	1,353,448
208,000	New World Development Co., Ltd.	286,550
6,700	Nomura Real Estate Holdings, Inc.	148,263
72	NTT Urban Development Corp.	88,454
169,600	Sino Land Co., Ltd.	237,550
19,000	Sumitomo Realty & Development Co., Ltd.	757,938
88,000	Sun Hung Kai Properties, Ltd.	1,131,457
37,500	Swire Pacific, Ltd., Class A	450,570
67,400	Swire Properties, Ltd.	198,014
3,091	Swiss Prime Site AG	227,237
22,000	Tokyo Tatemono Co., Ltd.	183,298
24,000	Tokyu Land Corp.	220,290
24,000	UOL Group, Ltd.	127,272
84,300	Wharf Holdings, Ltd. (The)	701,355
50,000	Wheelock & Co., Ltd.	248,794

		13,042,248

Road & Rail (0.9%):
55,784	Asciano, Ltd.	254,630
110,290	Aurizon Holdings, Ltd.	417,447
8,000	Central Japan Railway Co.	981,236
117,000	ComfortDelGro Corp., Ltd.	168,411
10,676	DSV A/S	259,556
18,613	East Japan Railway Co.	1,447,369
27,000	Keihin Electric Express Railway Co., Ltd.	232,005
33,000	Keio Corp.	226,983
16,000	Keisei Electric Railway Co., Ltd.	149,914

Continued

10

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
91,000	Kintetsu Corp.^	$400,151
82,000	MTR Corp., Ltd.	302,321
43,000	Nippon Express Co., Ltd.	204,261
34,000	Odakyu Electric Railway Co., Ltd.	331,938
55,000	Tobu Railway Co., Ltd.	283,454
64,000	Tokyu Corp.	418,918
9,300	West Japan Railway Co.	393,762

		6,472,356

Semiconductors & Semiconductor Equipment (0.5%):
8,700	Advantest Corp.	142,694
77,264	ARM Holdings plc	934,728
13,100	ASM Pacific Technology, Ltd.	143,609
19,708	ASML Holding NV	1,546,001
60,298	Infineon Technologies AG	504,433
1,812	Mellanox Tecnologies, Ltd.*	89,041
5,600	ROHM Co., Ltd.	225,931
34,929	STMicroelectronics NV	312,330
5,500	SUMCO Corp.	60,619
9,700	Tokyo Electron, Ltd.	491,133

		4,450,519

Software (1.0%):
3,447	Dassault Systemes SA^	421,622
3,447	Dassault Systemes SA*(a)	—
200	Gungho Online Enetertainment, Inc.*^	217,878
5,200	Konami Corp.	110,039
5,800	Nexon Co., Ltd.	63,998
3,460	NICE Systems, Ltd.	127,685
5,900	Nintendo Co., Ltd.	696,215
1,900	Oracle Corp.	78,991
63,480	Sage Group plc	329,168
50,820	SAP AG	3,720,933
6,100	Trend Micro, Inc.	193,799

		5,960,328

Specialty Retail (0.9%):
1,400	ABC-Mart, Inc.	54,642
2,900	Fast Retailing Co., Ltd.	978,432
513	Groupe FNAC SA*	10,886
52,358	Hennes & Mauritz AB, B Shares	1,715,596
12,030	Industria de Diseno Textil SA	1,483,769
132,084	Kingfisher plc	691,341
2,000	Nitori Co., Ltd.	161,470
2,700	Sanrio Co., Ltd.	125,673
1,200	Shimamura Co., Ltd.	145,834
1,310	USS Co., Ltd.	166,334
5,080	Yamada Denki Co., Ltd.^	206,219

		5,740,196

Textiles, Apparel & Luxury Goods (1.5%):
11,536	Adidas AG	1,246,710
8,800	ASICS Corp.	139,436
24,436	Burberry Group plc	504,021
3,018	Christian Dior SA	484,823
28,789	Compagnie Financiere Richemont SA, Bearer Shares, Class A	2,526,086

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,727	Hugo Boss AG	$189,804
9,015	Luxottica Group SpA	453,798
13,999	LVMH Moet Hennessy Louis Vuitton SA	2,254,101
2,404	Swatch Group AG (The), Registered Shares	225,615
1,706	Swatch Group AG (The)	934,978
45,000	Yue Yuen Industrial Holdings, Ltd.	116,208

		9,075,580

Tobacco (1.5%):
106,447	British American Tobacco plc	5,465,534
54,083	Imperial Tobacco Group plc	1,878,820
60,700	Japan Tobacco, Inc.	2,145,781
11,410	Swedish Match AB, Class B	403,657

		9,893,792

Trading Companies & Distributors (1.2%):
2,844	Brenntag AG	431,828
17,979	Bunzl plc	350,860
83,300	ITOCHU Corp.	962,000
92,000	Marubeni Corp.	615,210
78,000	Mitsubishi Corp.	1,336,588
95,800	Mitsui & Co., Ltd.	1,203,912
233,090	Noble Group, Ltd.	178,420
73,700	Sojitz Corp.	122,653
61,900	Sumitomo Corp.	772,274
11,700	Toyota Tsushu Corp.	301,744
13,319	Travis Perkins plc	295,889
15,100	Wolseley plc	698,754

		7,270,132

Transportation Infrastructure (0.3%):
20,074	Abertis Infraestructuras SA	348,615
1,608	Aeroports de Paris	156,355
18,560	Atlantia SpA	301,446
57,781	Auckland International Airport, Ltd.	132,556
2,171	Fraport AG^	131,198
31,259	Groupe Eurotunnel SA	237,206
296,000	Hutchison Port Holdings Trust	217,548
12,000	Kamigumi Co., Ltd.	96,700
4,027	Koninklijke Vopak NV	237,411
8,000	Mitsubishi Logistics Corp.	111,755
9,774	Sydney Airport	30,163
76,436	Transurban Group	471,379

		2,472,332

Water Utilities (0.1%):
12,951	Severn Trent plc	326,548
37,043	United Utilities Group plc	384,698

		711,246

Wireless Telecommunication Services (2.1%):
29,600	KDDI Corp.	1,540,437
3,565	Millicom International Cellular SA, SDR	257,208
842	NTT DoCoMo, Inc.	1,308,601
52,300	SoftBank Corp.	3,054,332
31,202	StarHub, Ltd.	102,923
18,335	Tele2 AB	214,673

Continued

11

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
2,699,096	Vodafone Group plc	$7,744,395

		14,222,569

Total Common Stocks (Cost $556,825,228)		619,066,893

Preferred Stocks (0.6%):
Automobiles (0.5%):
2,839	Bayerische Motoren Werke AG (BMW), Preferred Shares	193,687
8,336	Porsche Automobil Holding SE, Preferred Shares	643,986
7,975	Volkswagen AG, Preferred Shares	1,609,867

		2,447,540

Household Products (0.1%):
9,751	Henkel AG & Co. KGaA, Preferred Shares	914,897

Media (0.0%):
5,807	ProSiebenSat.1 Media AG, Preferred Shares*	249,311

Multi-Utilities (0.0%):
1,990	RWE AG, Preferred Shares	61,496

Total Preferred Stocks (Cost $2,561,384)		3,673,244

Shares or Principal Amount		Fair Value
Rights (0.0%):
Diversified Financial Services (0.0%):
13,750	First Pacific Co., Ltd.*	$372

Oil, Gas & Consumable Fuels (0.0%):
45,417	Repsol SA*	25,300

Total Rights (Cost $–)		25,672

Securities Held as Collateral for Securities on Loan (2.8%):
$18,072,144	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	18,072,144

Total Securities Held as Collateral for Securities on Loan (Cost $18,072,144)		18,072,144

Unaffiliated Investment Company (0.5%):
2,972,573	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	2,972,573

Total Unaffiliated Investment Company (Cost $2,972,573)		2,972,573

Total Investment Securities
(Cost $580,431,329)(e) — 100.7%		643,810,526
Net other assets (liabilities) — (0.7)%		(4,705,168)

Net Assets — 100.0%		$639,105,358

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

SDR—Swedish Depository Receipt

*	Non-income producing security.

+	Affiliated Securities

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $16,972,777.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2013. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(d)	The rate represents the effective yield at June 30, 2013.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Australia	7.7%
Austria	0.3%
Belgium	1.1%
Bermuda	0.1%
Cayman Islands	— %^
Denmark	1.1%
Finland	0.8%
France	8.6%
Germany	8.4%
Greece	— %^
Guernsey	0.1%
Hong Kong	2.9%
Ireland	— %^
Ireland (Republic of)	0.7%
Israel	0.5%

Country	Percentage
Italy	1.9%
Japan	21.8%
Jersey	0.5%
Luxembourg	0.2%
Netherlands	3.0%
New Zealand	0.1%
Norway	0.6%
Portugal	0.2%
Singapore	1.5%
Spain	2.7%
Sweden	3.0%
Switzerland	8.9%
United Kingdom	19.9%
United States	3.4%

100.0%

^	Represents less than 0.05%.

Continued

12

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Futures Contracts

Cash of $939,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
SPI 200 Index September Futures (Australian Dollar)	Long	9/20/13	15	$1,635,116	$21,776
FTSE 100 Index September Futures (British Pounds)	Long	9/23/13	50	4,684,910	(3,032)
DJ EURO STOXX 50 September Futures (Euro)	Long	9/23/13	134	4,530,963	(31,194)
MSCI EAFE Index E-Mini September Futures (U.S. Dollar)	Long	9/23/13	8	655,880	(26,554)
SGX NIKKEI 225 Index September Futures (Japanese Yen)	Long	9/13/13	42	2,885,488	99,217

Total					$60,213

See accompanying notes to the financial statements.

13

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$577,377,928
Investments in affiliates, at cost	3,053,401

Total investment securities, at cost	$580,431,329

Investments in non-affiliates, at value*	$639,904,648
Investments in affiliates, at value	3,905,878

Total investment securities, at value	643,810,526
Segregated cash for collateral	939,000
Interest and dividends receivable	1,601,008
Foreign currency, at value (cost $9,666,249)	9,659,165
Receivable for capital shares issued	1,529,258
Receivable for investments sold	10,627
Reclaims receivable	299,423
Receivable for variation margin on futures contracts	85,397
Prepaid expenses	4,136

Total Assets	657,938,540

Liabilities:
Cash overdraft	120,000
Payable for capital shares redeemed	1,122
Payable for collateral received on loaned securities	18,072,144
Payable for variation margin on futures contracts	60,504
Manager fees payable	202,517
Administration fees payable	33,024
Distribution fees payable	131,584
Custodian fees payable	23,067
Administrative and compliance services fees payable	6,486
Trustee fees payable	22,159
Licensing fees payable	115,058
Other accrued liabilities	45,517

Total Liabilities	18,833,182

Net Assets	$639,105,358

Net Assets Consist of:
Capital	$658,245,403
Accumulated net investment income/(loss)	22,957,375
Accumulated net realized gains/(losses) from investment transactions	(105,470,444)
Net unrealized appreciation/(depreciation) on investments	63,373,024

Net Assets	$639,105,358

Shares of beneficial interest (unlimited number of shares authorized, no par value)	44,440,402
Net Asset Value (offering and redemption price per share)	$14.38

*	Includes securities on loan of $16,972,777

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$14,169,267
Dividends from affiliates	143,107
Income from securities lending	514,713
Foreign withholding tax	(1,781,030)

Total Investment Income	13,046,057

Expenses:
Manager fees	1,074,428
Administration fees	160,238
Distribution fees	767,450
Custodian fees	112,851
Administrative and compliance services fees	7,674
Trustee fees	19,017
Professional fees	23,835
Shareholder reports	10,113
Licensing fees	121,818
Recoupment of prior expenses reimbursed by the manager	5,579
Other expenses	11,711

Total expenses	2,314,714

Net Investment Income/(Loss)	10,731,343

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,460,175)
Net realized gains/(losses) on futures contracts	236,653
Change in net unrealized appreciation/depreciation on investments	7,664,213

Net Realized/Unrealized Gains/(Losses) on Investments	6,440,691

Change in Net Assets Resulting From Operations	$17,172,034

See accompanying notes to the financial statements.

14

Statements of Changes in Net Assets

	AZL International Index Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$10,731,343	$12,656,375
Net realized gains/(losses) on investment transactions	(1,223,522)	(3,543,799)
Change in unrealized appreciation/depreciation on investments	7,664,213	71,577,016

Change in net assets resulting from operations	17,172,034	80,689,592

Dividends to Shareholders:
From net investment income	—	(9,725,273)

Change in net assets resulting from dividends to shareholders	—	(9,725,273)

Capital Transactions:
Proceeds from shares issued	73,413,717	144,520,419
Proceeds from dividends reinvested	—	9,725,273
Value of shares redeemed	(18,718,290)	(38,735,049)

Change in net assets resulting from capital transactions	54,695,427	115,510,643

Change in net assets	71,867,461	186,474,962
Net Assets:
Beginning of period	567,237,897	380,762,935

End of period	$639,105,358	$567,237,897

Accumulated net investment income/(loss)	$22,957,375	$12,226,032

Share Transactions:
Shares issued	5,017,274	11,279,527
Dividends reinvested	—	745,803
Shares redeemed	(1,284,567)	(2,971,673)

Change in shares	3,732,707	9,053,657

See accompanying notes to the financial statements.

15

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	May 1, 2009 to December 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.93		$12.03	$13.99	$13.31	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.22		0.26	0.28	0.15	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.23		1.89	(2.07)	0.77	3.21

Total from Investment Activities	0.45		2.15	(1.79)	0.92	3.31

Dividends to Shareholders From:
Net Investment Income	—		(0.25)	(0.17)	(0.07)	—
Net Realized Gains	—		—	—	(0.17)	—

Total Dividends	—		(0.25)	(0.17)	(0.24)	—

Net Asset Value, End of Period	$14.38		$13.93	$12.03	$13.99	$13.31

Total Return(b)	3.23	%(c)	18.04%	(12.78)%	7.12%	33.10	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$639,105		$567,238	$380,763	$340,781	$161,184
Net Investment Income/(Loss)(d)	3.50%		2.66%	2.70%	2.07%	1.79%
Expenses Before Reductions(d)(e)	0.75%		0.80%	0.83%	0.83%	0.91%
Expenses Net of Reductions(d)	0.75%		0.77%	0.74%	0.70%	0.70%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	0.75%		0.77%	0.74%	0.70%	0.70%
Portfolio Turnover Rate	1	%(c)	3%	12%	3%	23	%(c)(g)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 42%.

See accompanying notes to the financial statements.

16

AZL International Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

17

AZL International Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $33 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $29,367 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding was $14.4 million as of June 30, 2013. The monthly average gross notional amount for these contracts was $10.3 million for the period ended June 30, 2013.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$120,993	Payable for variation margin on futures contracts	$60,780

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

18

AZL International Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/ depreciation on investments	$236,653	$(106,508)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL International Index Fund	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2013, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2013	Expires 12/31/2014	Expires 12/31/2015	Total
AZL International Index Fund	$309,793	$316,941	$126,982	$753,716

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $4,089 was paid from the Fund relating to these fees and expenses.

19

AZL International Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Airlines	$61,836	$1,380,657	$—	$1,442,493
Beverages	266,263	15,898,118	—	16,164,381
Commercial Banks	3,557,785	75,747,505	—	79,305,290
Commercial Services & Supplies	337,969	3,532,784	—	3,870,753
Computers & Peripherals	403,867	1,889,394	—	2,293,261
Construction Materials	107,465	3,669,505	—	3,776,970
Diversified Financial Services	103,378	7,495,532	—	7,598,910
Electric Utilities	340,392	11,622,253	—	11,962,645
Energy Equipment & Services	197,311	4,379,947	—	4,577,258
Insurance	1,940,991	29,767,160	—	31,708,151
IT Services	614,085	1,495,793	—	2,109,878
Machinery	292,142	16,979,019	—	17,271,161
Media	172,071	7,747,373	—	7,919,444
Professional Services	316,522	3,392,981	—	3,709,503
Real Estate Investment Trusts (REITs)	325,342	9,735,742	—	10,061,084
Software	421,622	5,538,706	—	5,960,328

20

AZL International Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Specialty Retail	$10,886	$5,729,311	$—	$5,740,197
Transportation Infrastructure	156,355	2,315,977	—	2,472,332
All Other Common Stocks+	—	401,122,854	—	401,122,854
Preferred Stocks+	—	3,673,244	—	3,673,244
Rights+	25,300	372	—	25,672
Securities Held as Collateral for Securities on Loan	—	18,072,144	—	18,072,144
Unaffiliated Investment Company	2,972,573	—	—	2,972,573

Total Investment Securities	12,624,155	631,186,371	—	643,810,526

Other Financial Instruments:*
Futures Contracts	60,213	—	—	60,213

Total Investments	$12,684,368	$631,186,371	$—	$643,870,739

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL International Index Fund	$63,850,779	$7,980,119

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $586,465,609. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$102,927,232
Unrealized depreciation	(45,582,315)

Net unrealized appreciation depreciation	$57,344,917

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

21

AZL International Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

CLCFs subject to expiration:

	Expires 12/31/2015	Expires 12/31/2016
AZL International Index Fund	$42,234,498	$55,890,176

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL International Index Fund	$2,311,318	$—	$2,311,318

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL International Index Fund	$9,725,273	$—	$9,725,273

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL International Index Fund	$13,742,650	$—	$(100,435,992)	$50,381,263	$(36,312,079)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

22

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Invesco Equity and Income Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco Equity and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Invesco Equity and Income Fund	$1,000.00	$1,127.30	$5.17	0.98%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Invesco Equity and Income Fund	$1,000.00	$1,019.93	$4.91	0.98%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stock	64.7%
U.S. Treasury Obligation	11.6
Convertible Bond	9.6
Unaffiliated Investment Company	6.0
Corporate Bond	4.9
Yankee Dollar	1.3
Securities Held as Collateral for Securities on Loan	0.9
Preferred Stock	0.7
U.S. Government Agency Mortgages	0.3
Convertible Preferred Stock	0.1
Municipal Bond	— ^

Total Investment Securities	100.1
Net other assets (liabilities)	(0.1)

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (64.7%):
Aerospace & Defense (0.4%):
37,040	General Dynamics Corp.	$2,901,343

Beverages (1.1%):
124,041	Coca-Cola Co. (The)	4,975,284
42,824	PepsiCo, Inc.	3,502,575

		8,477,859

Biotechnology (1.0%):
76,934	Amgen, Inc.	7,590,308

Capital Markets (4.5%):
359,956	Charles Schwab Corp. (The)	7,641,866
26,657	Goldman Sachs Group, Inc. (The)	4,031,871
439,103	Morgan Stanley	10,727,287
87,465	Northern Trust Corp.	5,064,224
97,459	State Street Corp.	6,355,301

		33,820,549

Chemicals (1.2%):
160,735	Dow Chemical Co. (The)	5,170,845
26,874	PPG Industries, Inc.	3,934,622

		9,105,467

Commercial Banks (4.4%):
159,980	BB&T Corp.	5,420,122
126,723	Comerica, Inc.	5,047,377
263,961	Fifth Third Bancorp	4,764,496
150,803	PNC Financial Services Group, Inc.	10,996,555
170,736	Wells Fargo & Co.	7,046,275

		33,274,825

Commercial Services & Supplies (1.8%):
112,810	ADT Corp. (The)	4,495,478
28,659	Cintas Corp.	1,305,131
238,682	Tyco International, Ltd.	7,864,572

		13,665,181

Diversified Financial Services (6.8%):
297,475	Bank of America Corp.	3,825,529
365,442	Citigroup, Inc.	17,530,253
58,766	CME Group, Inc.	4,465,041
93,641	ING U.S., Inc.*^	2,533,925
427,913	JPMorgan Chase & Co.	22,589,528

		50,944,276

Diversified Telecommunication Services (0.4%):
61,447	Verizon Communications, Inc.	3,093,242

Electric Utilities (1.2%):
55,952	Edison International	2,694,648
44,864	FirstEnergy Corp.	1,675,222
83,757	Pinnacle West Capital Corp.	4,646,001

		9,015,871

Electronic Equipment, Instruments & Components (0.4%):
237,056	Corning, Inc.	3,373,307

Energy Equipment & Services (1.1%):
104,204	Baker Hughes, Inc.	4,806,930
93,018	Halliburton Co.	3,880,711

		8,687,641

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (0.9%):
200,894	Sysco Corp.	$6,862,539

Food Products (2.5%):
195,726	Archer-Daniels-Midland Co.	6,637,069
312,404	Mondelez International, Inc., Class A	8,912,886
105,865	Unilever NV, NYS	4,161,553

		19,711,508

Health Care Equipment & Supplies (1.4%):
151,653	Medtronic, Inc.	7,805,579
2,100,000	Teleflex, Inc.	2,836,313

		10,641,892

Health Care Providers & Services (2.5%):
73,332	CIGNA Corp.	5,315,837
83,039	UnitedHealth Group, Inc.	5,437,394
99,802	WellPoint, Inc.	8,167,795

		18,921,026

Hotels, Restaurants & Leisure (0.7%):
154,495	Carnival Corp.	5,297,634

Household Products (0.9%):
91,187	Procter & Gamble Co. (The)	7,020,487

Industrial Conglomerates (2.0%):
645,059	General Electric Co.	14,958,918

Insurance (3.1%):
72,913	Aon plc	4,691,952
47,781	Chubb Corp. (The)	4,044,662
278,273	Marsh & McLennan Cos., Inc.	11,108,658
82,768	Willis Group Holdings plc	3,375,279

		23,220,551

Internet Software & Services (1.4%):
203,462	eBay, Inc.*	10,523,055

IT Services (0.7%):
150,291	Amdocs, Ltd.	5,574,293

Machinery (0.7%):
94,926	Ingersoll-Rand plc	5,270,292

Media (5.2%):
233,246	Comcast Corp., Class A	9,768,342
79,731	Thomson Reuters Corp.	2,602,595
97,221	Time Warner Cable, Inc.	10,935,418
55,400	Time Warner, Inc.	3,203,228
186,690	Viacom, Inc., Class B	12,704,256

		39,213,839

Oil, Gas & Consumable Fuels (4.6%):
84,089	Anadarko Petroleum Corp.	7,225,768
205,122	Canadian Natural Resources, Ltd.	5,784,541
78,458	Chevron Corp.	9,284,719
60,023	Exxon Mobil Corp.	5,423,078
41,091	Occidental Petroleum Corp.	3,666,550
101,976	Williams Cos., Inc. (The)	3,311,161

		34,695,817

Personal Products (1.7%):
626,242	Avon Products, Inc.	13,169,869

Continued

2

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Pharmaceuticals (4.9%):
137,647	Bristol-Myers Squibb Co.	$6,151,444
128,904	Eli Lilly & Co.	6,331,764
209,562	Merck & Co., Inc.	9,734,155
74,248	Novartis AG, Registered Shares	5,263,305
6,409	Novartis AG, ADR	453,180
249,955	Pfizer, Inc.	7,001,240
67,217	Teva Pharmaceutical Industries, Ltd., ADR	2,634,906

		37,569,994

Road & Rail (0.5%):
175,799	CSX Corp.	4,076,779

Semiconductors & Semiconductor Equipment (1.7%):
631,315	Applied Materials, Inc.	9,412,907
104,466	Texas Instruments, Inc.	3,642,729

		13,055,636

Software (3.4%):
164,827	Adobe Systems, Inc.*	7,509,518
340,531	Microsoft Corp.	11,758,535
275,950	Symantec Corp.	6,200,597

		25,468,650

Specialty Retail (0.5%):
49,538	Home Depot, Inc. (The)	3,837,709

Wireless Telecommunication Services (1.1%):
281,511	Vodafone Group plc, ADR	8,090,626

Total Common Stocks (Cost $372,519,146)		491,130,983

Preferred Stocks (0.7%):
Commercial Banks (0.3%):
13,608	KeyCorp, Series A^	1,694,196
18,508	Swift Mandatory Common Exchange Security Trust(a)	255,375

		1,949,571

Health Care Providers & Services (0.2%):
1,310	HealthSouth Corp., Series A	1,544,163

Oil, Gas & Consumable Fuels (0.2%):
27,346	El Paso Energy Capital Trust I	1,598,888

Total Preferred Stocks (Cost $3,631,626)		5,092,622

Convertible Preferred Stock (0.1%):
Health Care Providers & Services (0.1%):
18,754	Omnicare Capital Trust II, Series B	1,101,212

Total Convertible Preferred Stock (Cost $848,745)		1,101,212

Convertible Bonds (9.6%):
Biotechnology (0.8%):
$1,869,000	Dendreon Corp., 2.88%, 1/15/16	1,401,750
861,000	Gilead Sciences, Inc., 1.63%, 5/1/16	1,948,551
1,339,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	3,030,324

		6,380,625

Capital Markets (0.2%):
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100(a)	1,315,988

Communications Equipment (0.3%):
948,000	Ciena Corp., 4.00%, 12/15/20(a)	1,236,548
752,000	Ciena Corp., 4.00%, 12/15/20(a)	980,890

		2,217,438

Shares or Principal Amount		Fair Value
Convertible Bonds, continued
Computers & Peripherals (0.8%):
$295,000	SanDisk Corp., 1.50%, 8/15/17	$393,272
4,064,000	SanDisk Corp., 1.50%, 8/15/17	5,417,820

		5,811,092

Construction Materials (0.7%):
2,329,000	Cemex SAB de C.V., 4.88%, 3/15/15	2,663,794
2,000,000	Cemex SAB de C.V., 4.88%, 3/15/15	2,287,500

		4,951,294

Energy Equipment & Services (0.2%):
—	Helix Energy Solutions Group, Inc. , Callable 3/20/18 @ 100^	—
1,127,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100	1,405,933

		1,405,933

Health Care Equipment & Supplies (1.0%):
1,252,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	1,353,725
2,492,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	2,694,474
963,000	NuVasive, Inc., 2.75%, 7/1/17	949,759
2,955,000	Volcano Corp., 1.75%, 12/1/17	2,696,437
217,000	Volcano Corp., 1.75%, 12/1/17	198,013

		7,892,408

Health Care Providers & Services (1.0%):
1,124,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18^	1,323,510
771,000	Omnicare, Inc., 3.25%, 12/15/35	794,130
117,000	Omnicare, Inc., 3.75%, 4/1/42, Callable 4/1/16 @ 100	145,226
1,298,000	Omnicare, Inc., 3.75%, 4/1/42, Callable 4/1/16 @ 100	1,611,142
1,300,000	WellPoint, Inc., 2.75%, 10/15/42(a)	1,618,500
2,054,000	WellPoint, Inc., 2.75%, 10/15/42(a)	2,557,230

		8,049,738

Hotels, Restaurants & Leisure (0.9%):
196,000	International Game Technology, Inc., 3.25%, 5/1/14	208,985
1,091,000	International Game Technology, Inc., 3.25%, 5/1/14	1,163,279
1,572,000	MGM Resorts International, 4.25%, 4/15/15	1,759,658
3,107,000	MGM Resorts International, 4.25%, 4/15/15	3,477,898

		6,609,820

Insurance (0.2%):
1,295,000	Radian Group, Inc., 3.00%, 11/15/17	1,618,750
243,000	Radian Group, Inc., 2.25%, 3/1/19	309,977

		1,928,727

Machinery (0.4%):
460,000	Linear Technology Corp., 3.00%, 5/1/27(a)	480,125
277,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	289,119
2,375,000	Linear Technology Corp., 3.00%, 5/1/27	2,478,906

		3,248,150

Media (0.1%):
443,000	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 100	486,193

Continued

3

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Convertible Bonds, continued
Metals & Mining (0.2%):
$1,476,000	United States Steel Corp., 2.75%, 4/1/19^	$1,456,628

Oil, Gas & Consumable Fuels (0.7%):
2,536,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	2,689,745
3,337,000	Stone Energy Corp., 1.75%, 3/1/17^	3,086,724

		5,776,469

Pharmaceuticals (0.2%):
797,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	950,921
599,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	714,682

		1,665,603

Semiconductors & Semiconductor (0.3%):
1,355,000	Micron Technology, Inc., Series E, 1.63%, 2/15/33, Callable 2/20/18 @ 100	1,955,434

Semiconductors & Semiconductor Equipment (0.8%):
399,000	Lam Research Corp., 1.25%, 5/15/18^	442,641
1,908,000	Lam Research Corp., 1.25%, 5/15/18	2,116,688
180,000	Micron Technology, Inc., Series A, 1.50%, 8/1/31, Callable 8/5/15 @ 100	276,300
663,000	Novellus Systems, Inc., 2.63%, 5/15/41	934,415
512,000	Xilinx, Inc., 3.13%, 3/15/37(a)	706,560
1,029,000	Xilinx, Inc., 3.13%, 3/15/37	1,420,020

		5,896,624

Thrifts & Mortgage Finance (0.8%):
2,062,000	MGIC Investment Corp., 5.00%, 5/1/17	2,101,951
897,000	MGIC Investment Corp., 5.00%, 5/1/17	914,379
245,000	MGIC Investment Corp., 2.00%, 4/1/20^	277,463
1,312,000	MGIC Investment Corp., 2.00%, 4/1/20	1,485,840
898,000	Radian Group, Inc., 2.25%, 3/1/19	1,145,511

		5,925,144

Total Convertible Bonds (Cost $64,820,409)		72,973,308

Corporate Bonds (4.9%):
Aerospace & Defense (0.0%):
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	186,718

Air Freight & Logistics (0.0%):
160,000	United Parcel Service, Inc., 2.45%, 10/1/22	150,849

Airlines (0.1%):
96,935	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	103,721
300,000	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	294,881
72,410	Delta Air Lines, Inc., 6.20%, 7/2/18	77,660

		476,262

Automobiles (0.1%):
550,000	Ford Motor Co., 4.75%, 1/15/43	483,775

Beverages (0.0%):
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	21,229
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	141,758
175,000	Anheuser-Busch InBev NV Worldwide, Inc., 0.80%, 7/15/15	174,957

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	$86,046

		423,990

Capital Markets (0.7%):
455,000	Bank of New York Mellon Corp. (The), Series D, 4.50%, Callable 6/20/23 @ 100(b)	423,150
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	142,889
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	194,477
240,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	242,093
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	87,070
185,000	General Electric Capital Corp., 4.65%, 10/17/21	196,241
600,000	General Electric Capital Corp., 5.25%, 12/31/99, Callable 0 @ 100^(b)	570,000
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	129,587
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	187,232
500,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	551,506
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	143,411
70,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	80,565
235,000	Morgan Stanley, 4.00%, 7/24/15	244,952
295,000	Morgan Stanley, 3.45%, 11/2/15	304,400
300,000	Morgan Stanley, 3.80%, 4/29/16	312,018
120,000	Morgan Stanley, 5.75%, 1/25/21	130,254
365,000	Morgan Stanley, 6.38%, 7/24/42	407,214
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	88,800
250,000	Prospect Capital Corp., 5.88%, 3/15/23	237,168

		4,673,027

Chemicals (0.0%):
200,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	177,011
200,000	Monsanto Co., 3.60%, 7/15/42, Callable 1/15/42 @ 100	171,943

		348,954

Commercial Banks (0.5%):
330,000	Bank of America Corp., 1.25%, 1/11/16, MTN	325,429
295,000	Bank of America Corp., 5.75%, 12/1/17	327,855
175,000	Bank of America Corp., 5.65%, 5/1/18, MTN	194,422
140,000	Capital One Financial Corp., 6.75%, 9/15/17	164,907
135,000	Citigroup, Inc., 6.13%, 11/21/17	153,434
220,000	Citigroup, Inc., 8.50%, 5/22/19	277,206
275,000	Citigroup, Inc., 4.05%, 7/30/22	264,304
105,000	HBOS plc, 6.75%, 5/21/18(a)	111,178
425,000	JPMorgan Chase & Co., Series Q, 5.15%, Callable 5/1/23 @ 100(b)	404,812
130,000	PNC Funding Corp., 5.13%, 2/8/20	142,840
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	261,804
230,000	Wells Fargo & Co., 5.63%, 12/11/17	261,440
110,000	Wells Fargo & Co., 1.50%, 1/16/18	107,286

		2,996,917

Continued

4

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies (0.0%):
$160,000	International Lease Finance Corp., 5.88%, 8/15/22	$158,600

Consumer Finance (0.1%):
500,000	SLM Corp., 3.88%, 9/10/15	505,027

Diversified Financial Services (0.2%):
665,000	Citigroup, Inc., 3.50%, 5/15/23	597,258
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	136,939
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	75,510
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	156,859
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	225,132
265,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	265,433

		1,457,131

Food & Beverages (0.0%):
175,000	Brown-Forman Corp., 2.25%, 1/15/23, Callable 10/15/22 @ 100	160,639

Food & Staples Retailing (0.0%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	96,280
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	166,937
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	18,326

		281,543

Health Care Equipment & Supplies (0.0%):
290,000	Medtronic, Inc., 4.00%, 4/1/43, Callable 10/1/42 @ 100	262,064

Health Care Providers & Services (0.1%):
220,000	Aetna, Inc., 3.95%, 9/1/20	226,380
160,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	140,409
190,000	Humana, Inc., 4.63%, 12/1/42, Callable 6/1/42 @ 100	170,287
295,000	UnitedHealth Group, Inc., 1.63%, 3/15/19	285,143

		822,219

Hotels Restaurants & Leisure (0.0%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	308,699

Hotels, Restaurants & Leisure (0.0%):
225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	241,111

Household Durables (0.1%):
635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	589,838

Household Products (0.1%):
695,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	704,890

Independent Power Producers & Energy Traders (0.1%):
405,000	Baltimore Gas & Electric Co., 3.35%, 7/1/23	393,956
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	178,700
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	143,794

		716,450

Insurance (0.2%):
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	211,159
115,000	CNA Financial Corp., 5.88%, 8/15/20	130,149
395,000	ING U.S., Inc., 5.50%, 7/15/22(a)	420,181

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$210,000	Markel Corp., 5.00%, 3/30/43	$198,193
75,000	Pacific Life Corp., 6.00%, 2/10/20(a)	83,726
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	86,085
20,000	Prudential Financial, Inc., 7.38%, 6/15/19, MTN	24,439
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	41,539

		1,195,471

Internet & Catalog Retail (0.2%):
1,250,000	QVC, Inc., 7.50%, 10/1/19, Callable 10/1/14 @ 103.75(a)	1,359,014

IT Services (0.0%):
195,000	Hewlett-Packard Co., 2.63%, 12/9/14	199,014

Machinery (0.1%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	624,268
160,000	General Electric Co., 5.25%, 12/6/17	180,664
135,000	Waste Management, Inc., 5.00%, 3/15/14	138,956

		943,888

Media (0.5%):
135,000	Comcast Corp., 5.70%, 5/15/18	157,350
415,000	Comcast Corp., 4.25%, 1/15/33	397,075
245,000	Comcast Corp., 6.45%, 3/15/37	292,946
70,000	Cox Communications, Inc., 5.45%, 12/15/14	74,691
20,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	27,107
240,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	212,879
110,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 3/15/17	110,532
210,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.75%, 1/15/18	202,739
185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	165,034
1,000,000	Interpublic Group of Cos., Inc., 10.00%, 7/15/17, Callable 7/15/13 @ 105	1,052,700
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	194,359
80,000	NBCUniversal Media LLC, 2.10%, 4/1/14	80,963
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	74,002
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	85,659
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	146,568
40,000	Time Warner, Inc., 5.88%, 11/15/16	45,661

		3,320,265

Metals & Mining (0.1%):
350,000	Barrick NA Finance LLC, 5.70%, 5/30/41	284,089
215,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	214,005
425,000	Newmont Mining Corp., 3.50%, 3/15/22, Callable 12/15/21 @ 100	363,687
350,000	Southern Copper Corp., 5.25%, 11/8/42	287,203

		1,148,984

Miscellaneous Manufacturing (0.1%):
405,000	Turlock Corp., 0.95%, 11/2/15(a)	403,399

Continued

5

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Oil & Gas Exploration & Production (0.0%):
$365,000	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	$363,443

Oil, Gas & Consumable Fuels (0.4%):
1,400,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	1,463,776
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100	331,919
55,000	Enterprise Products Operating LP, 5.25%, 1/31/20	61,470
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	89,474
50,000	Hess Corp., 5.60%, 2/15/41	51,300
190,000	Phillips 66, 1.95%, 3/5/15	192,946
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	172,010
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	56,202
45,000	Texas East Transmission, 7.00%, 7/15/32	55,354

		2,474,451

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	132,976

Personal Products (0.0%):
100,000	Avon Products, Inc., 2.38%, 3/15/16	100,810

Pharmaceuticals (0.3%):
885,000	Abbvie, Inc., 1.20%, 11/6/15(a)	885,973
110,000	Express Scripts, Inc., 3.13%, 5/15/16	114,384
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	98,578
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	77,116
95,000	Merck & Co., Inc., 5.00%, 6/30/19	108,465
670,000	Mylan, Inc., 6.00%, 11/15/18(a)	734,240
175,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100	163,426

		2,182,182

Professional Services (0.0%):
115,000	ERAC USA Finance Co., 2.75%, 7/1/13	115,000

Real Estate Investment Trusts (0.0%):
240,000	EPR Properties, 5.25%, 7/15/23, Callable 4/15/23 @ 100	233,091

Real Estate Investment Trusts (REITs) (0.1%):
55,000	American Tower Corp., 4.63%, 4/1/15	58,121
443,000	American Tower Corp., 4.50%, 1/15/18	472,464
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	120,651
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	191,748
115,000	Simon Property Group LP, 4.75%, 3/15/42, Callable 9/15/41 @ 100	109,508
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22	95,814

		1,048,306

Real Estate Investment Trusts (REITS) (0.0%):
240,000	Ventas Realty LP / Capital Corp., 2.70%, 4/1/20, Callable 1/1/20 @ 100	226,930

Real Estate Management & Development (0.0%):
75,000	WEA Finance LLC, 7.13%, 4/15/18(a)	89,007

Shares or Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail (0.0%):
$20,000	CSX Corp., 6.15%, 5/1/37	$23,006
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	149,407
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTN	108,305
20,000	Union Pacific Corp., 6.13%, 2/15/20	24,020

		304,738

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	81,621

Specialty Retail (0.4%):
100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	106,075
140,000	AutoZone, Inc., 6.50%, 1/15/14	144,213
155,000	AutoZone, Inc., 2.88%, 1/15/23, Callable 10/15/22 @ 100	141,540
433,218	CVS Pass-Through Trust, 6.04%, 12/10/28	488,649
1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	1,490,565
365,000	Penske Truck Leasing Co. LP, 2.50%, 3/15/16(a)	371,271
355,000	Target Corp., 2.90%, 1/15/22	347,405
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	18,954

		3,108,672

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	203,581

Wireless Telecommunication Services (0.4%):
515,000	ALLTEL Corp., 7.00%, 3/15/16	590,483
215,000	AT&T, Inc., 1.60%, 2/15/17	212,809
285,000	AT&T, Inc., 3.00%, 2/15/22	273,891
1,000	AT&T, Inc., 8.00%, 11/15/31	1,393
28,000	AT&T, Inc., 5.35%, 9/1/40	28,331
415,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	476,202
25,000	SBC Communications, Inc., 6.15%, 9/15/34	27,559
65,000	Verizon Communications, Inc., 3.00%, 4/1/16	67,943
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	77,114
120,000	Verizon Communications, Inc., 6.40%, 2/15/38	139,728
90,000	Verizon Communications, Inc., 4.75%, 11/1/41	85,598

		1,981,051

Total Corporate Bonds (Cost $37,281,493)		37,164,597

Yankee Dollars (1.3%):
Aerospace & Defense (0.0%):
275,000	BAA Funding, Ltd., 2.50%, 6/25/15(a)	279,378

Beverages (0.0%):
235,000	Fomento Economico Mexicano SAB de C.V., 4.38%, 5/10/43	204,570

Commercial Banks (0.4%):
65,000	Abbey National Treasury Services plc, 2.88%, 4/25/14	65,795
235,000	Abbey National Treasury Services plc, 3.88%, 11/10/14(a)	241,988
135,000	Bank of Nova Scotia, NY, 2.38%, 12/17/13	136,215
100,000	Barclays Bank plc, 2.75%, 2/23/15	102,520
175,000	Barclays Bank plc, 6.75%, 5/22/19	208,468
110,000	Barclays Bank plc, 5.14%, 10/14/20	111,134
155,000	BPCE SA, 2.38%, 10/4/13(a)	155,682

Continued

6

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Yankee Dollars, continued
Commercial Banks, continued
$255,000	HSBC Bank plc, 4.13%, 8/12/20(a)	$267,102
375,000	ING Bank NV, 3.75%, 3/7/17(a)	392,490
125,000	National Australia Bank, 3.75%, 3/2/15(a)	130,900
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	193,824
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	100,936
305,000	Societe Generale, 2.50%, 1/15/14(a)	307,257
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	104,171
35,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	40,259
120,000	UBS AG Stamford CT, Series BKNT, 5.75%, 4/25/18	138,674
160,000	Westpac Banking Corp., NY, 2.10%, 8/2/13	160,224

		2,857,639

Food & Staples Retailing (0.0%):
100,000	Grupo Bimbo SAB de C.V., 4.88%, 6/30/20(a)	103,879

Independent Power Producers & Energy Traders (0.0%):
50,000	Electricite de France, 4.60%, 1/27/20(a)	54,086
100,000	Enel Finance International SA, 5.13%, 10/7/19(a)	103,853
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(a)	102,583

		260,522

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	107,762

Media (0.0%):
175,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	159,334
100,000	WPP Finance, 8.00%, 9/15/14	107,921

		267,255

Metals & Mining (0.4%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(a)	126,163
205,000	ArcelorMittal, 4.25%, 8/5/15	207,050
145,000	ArcelorMittal, 9.85%, 6/1/19	171,463
30,000	ArcelorMittal, 7.25%, 3/1/41	28,050
155,000	Barrick Gold Corp., 2.90%, 5/30/16	152,892
140,000	Barrick Gold Corp., 3.85%, 4/1/22	117,799
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(a)	223,925
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	129,909
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	134,783
380,000	Vale Overseas, Ltd., 5.63%, 9/15/19	409,421
65,000	Vale SA, 5.63%, 9/11/42	56,705
230,000	Xstrata Finance Canada, 1.80%, 10/23/15(a)	230,072
230,000	Xstrata Finance Canada, 2.45%, 10/25/17(a)	223,050

		2,211,282

Miscellaneous Manufacturing (0.0%):
350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	372,118

Oil, Gas & Consumable Fuels (0.2%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	152,241
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	70,017
390,000	Petrobras Global Finance Co., 5.63%, 5/20/43	338,501
530,000	Petroleos Mexicanos, 5.50%, 1/21/21	564,450

Shares or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$130,000	Petroleos Mexicanos, 5.50%, 1/21/21	$138,450
40,000	Shell International Finance B.V., 3.10%, 6/28/15	41,921

		1,305,580

Pharmaceuticals (0.0%):
190,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22	178,014

Real Estate Management & Development (0.1%):
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(a)	461,092

Thrifts & Mortgage Finance (0.0%):
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	200,657

Wireless Telecommunication Services (0.2%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	202,642
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	285,504
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	88,141
760,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	780,900

		1,357,187

Total Yankee Dollars (Cost $10,186,767)		10,166,935

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission, Build America Bonds, Revenue, Series B, 5.03%, 4/1/26	90,591

Total Municipal Bond (Cost $80,000)		90,591

U.S. Treasury Obligations (11.6%):
U.S. Treasury Bonds (1.2%)
500,000	6.88%, 8/15/25	715,938
300,000	6.63%, 2/15/27	427,219
1,280,000	3.50%, 2/15/39	1,300,800
400,000	4.38%, 11/15/39	468,875
350,000	4.63%, 2/15/40	426,508
2,500,000	4.25%, 11/15/40	2,874,610
1,000,000	3.13%, 11/15/41	937,500
615,000	3.00%, 5/15/42	560,611

		7,712,061

U.S. Treasury Notes (10.4%)
1,680,000	2.75%, 10/31/13	1,694,766
20,000,000	0.13%, 12/31/13	19,999,999
1,350,000	1.75%, 3/31/14	1,365,979
2,000,000	0.25%, 4/30/14	2,001,328
200,000	2.63%, 6/30/14	204,828
2,470,000	2.25%, 1/31/15	2,546,899
2,300,000	2.50%, 3/31/15	2,387,598
13,500,000	2.63%, 4/30/16	14,256,216
200,000	0.63%, 5/31/17	196,812
8,000,000	0.75%, 6/30/17	7,900,000
15,000,000	0.75%, 2/28/18	14,633,204
9,000,000	1.25%, 1/31/19	8,855,856
6,000	3.63%, 2/15/20	6,693
1,500,000	2.63%, 11/15/20	1,562,930

Continued

7

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$85,000	2.13%, 8/15/21	$84,655
70,000	2.00%, 11/15/21	68,791
2,045,000	1.75%, 5/15/22	1,949,940

		79,716,494

Total U.S. Treasury Obligations (Cost $86,992,977)		87,428,555

U.S. Government Agency Mortgages (0.3%):
1,200,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18	1,352,931
725,000	Federal National Mortgage Association, 6.63%, 11/15/30	837,744

		2,190,675

Total U.S. Government Agency Mortgages (Cost $2,023,835)		2,190,675

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.9%):
$6,941,908	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	6,941,908

Total Securities Held as Collateral for Securities on Loan (Cost $6,941,908)		6,941,908

Unaffiliated Investment Company (6.0%):
45,913,092	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	45,913,092

Total Unaffiliated Investment Company (Cost $45,913,092)		45,913,092

Total Investment Securities (Cost $631,239,998)(e) — 100.1%		760,194,478
Net other assets (liabilities) — (0.1)%		(437,476)

Net Assets — 100.0%		$759,757,002

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

MTN—Medium Term Note

NYS—New York Shares

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $6,749,010.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2013. The date presented represents the final maturity date.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(d)	The rate represents the effective yield at June 30, 2013.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Australia	0.1%
Brazil	0.1%
British Virgin Islands	— %^
Canada	1.3%
Cayman Islands	0.1%
France	0.1%
Guernsey	0.7%
Ireland (Republic of)	0.7%
Israel	0.3%
Jersey	— %^

Country	Percentage
Luxembourg	0.1%
Mexico	0.9%
Netherlands	0.6%
Panama	0.7%
Spain	— %^
Switzerland	1.8%
United Kingdom	2.4%
United States	90.1%

100.0%

^	Represents less than 0.05%.

Continued

8

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

At June 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	State Street	7/22/13	4,095,203	$6,379,754	$6,226,621	$153,133
Canadian Dollar	Bank of New York Mellon	7/22/13	3,000,887	2,937,295	2,852,690	84,605
Canadian Dollar	State Street	7/22/13	3,684,139	3,606,632	3,502,200	104,432
European Euro	Bank of New York Mellon	7/22/13	2,462,308	3,290,111	3,204,956	85,155
Swiss Franc	State Street	7/22/13	1,651,881	1,792,386	1,749,699	42,687
Swiss Franc	Bank of New York Mellon	7/22/13	2,477,083	2,688,259	2,623,766	64,493

				$20,694,437	$20,159,932	$534,505

Long Contracts:
British Pound	State Street	7/22/13	341,530	$532,056	$519,285	$(12,771)
Canadian Dollar	Bank of New York Mellon	7/22/13	193,882	189,773	184,307	(5,466)
European Euro	Bank of New York Mellon	7/22/13	93,022	124,295	121,078	(3,217)
Swiss Franc	Bank of New York Mellon	7/22/13	122,100	132,509	129,330	(3,179)

				$978,633	$954,000	$(24,633)

See accompanying notes to the financial statements.

9

AZL Invesco Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$631,239,998

Investment securities, at value*	$760,194,478
Interest and dividends receivable	2,281,229
Foreign currency, at value (cost $52)	52
Unrealized appreciation on forward currency contracts	534,505
Receivable for capital shares issued	2,930,250
Receivable for investments sold	3,794,539
Reclaims receivable	28,515
Prepaid expenses	3,832

Total Assets	769,767,400

Liabilities:
Unrealized depreciation on forward currency contracts	24,633
Payable for investments purchased	2,384,155
Payable for capital shares redeemed	22,864
Payable for collateral received on loaned securities	6,941,908
Manager fees payable	405,158
Administration fees payable	25,482
Distribution fees payable	153,459
Custodian fees payable	1,970
Administrative and compliance services fees payable	4,210
Trustee fees payable	14,383
Other accrued liabilities	32,176

Total Liabilities	10,010,398

Net Assets	$759,757,002

Net Assets Consist of:
Capital	$613,350,032
Accumulated net investment income/(loss)	11,329,894
Accumulated net realized gains/(losses) from investment transactions	5,613,366
Net unrealized appreciation/(depreciation) on investments	129,463,710

Net Assets	$759,757,002

Shares of beneficial interest (unlimited number of shares authorized, no par value)	52,943,109
Net Asset Value (offering and redemption price per share)	$14.35

*	Includes securities on loan of $6,749,010

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$5,227,361
Interest	2,302,509
Income from securities lending	65,345
Foreign withholding tax	(34,937)

Total Investment Income	7,560,278

Expenses:
Manager fees	2,499,723
Administration fees	126,028
Distribution fees	833,241
Custodian fees	15,463
Administrative and compliance services fees	7,825
Trustee fees	19,415
Professional fees	24,214
Shareholder reports	20,848
Other expenses	8,624

Total expenses before reductions	3,555,381
Less expenses voluntarily waived/reimbursed by the Manager	(296,104)
Less expenses paid indirectly	(15,906)

Net expenses	3,243,371

Net Investment Income/(Loss)	4,316,907

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	12,286,252
Net realized gains/(losses) on forward currency contracts	81,161
Change in net unrealized appreciation/depreciation on investments	58,691,767

Net Realized/Unrealized Gains/(Losses) on Investments	71,059,180

Change in Net Assets Resulting From Operations	$75,376,087

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Invesco Equity and Income Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,316,907	$7,659,510
Net realized gains/(losses) on investment transactions	12,367,413	8,933,731
Change in unrealized appreciation/depreciation on investments	58,691,767	39,568,346

Change in net assets resulting from operations	75,376,087	56,161,587

Dividends to Shareholders:
From net investment income	—	(8,001,873)

Change in net assets resulting from dividends to shareholders	—	(8,001,873)

Capital Transactions:
Proceeds from shares issued	134,411,493	137,294,246
Proceeds from dividends reinvested	—	8,001,873
Value of shares redeemed	(25,098,294)	(60,784,468)

Change in net assets resulting from capital transactions	109,313,199	84,511,651

Change in net assets	184,689,286	132,671,365
Net Assets:
Beginning of period	575,067,716	442,396,351

End of period	$759,757,002	$575,067,716

Accumulated net investment income/(loss)	$11,329,894	$7,012,987

Share Transactions:
Shares issued	9,582,501	11,179,382
Dividends reinvested	—	638,108
Shares redeemed	(1,814,783)	(4,979,034)

Change in shares	7,767,718	6,838,456

See accompanying notes to the financial statements.

11

AZL Invesco Equity and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$12.73		$11.54	$11.95		$10.83	$9.00	$12.57

Investment Activities:
Net Investment Income/(Loss)	0.06		0.15	0.14		0.12	0.07	0.34
Net Realized and Unrealized Gains/(Losses) on Investments	1.56		1.22	(0.41)		1.14	1.98	(3.25)

Total from Investment Activities	1.62		1.37	(0.27)		1.26	2.05	(2.91)

Dividends to Shareholders From:
Net Investment Income	—		(0.18)	(0.14)		(0.14)	(0.22)	(0.30)
Net Realized Gains	—		—	—		—	—	(0.36)

Total Dividends	—		(0.18)	(0.14)		(0.14)	(0.22)	(0.66)

Net Asset Value, End of Period	$14.35		$12.73	$11.54		$11.95	$10.83	$9.00

Total Return(a)	12.73	%(b)	11.91%	(2.18	)%(c)	11.74%	22.85%	(23.92)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$759,757		$575,068	$442,396		$351,159	$242,485	$135,765
Net Investment Income/(Loss)(d)	1.29%		1.46%	1.57%		1.49%	1.80%	2.37%
Expenses Before Reductions(d)(e)	1.07%		1.07%	1.09%		1.10%	1.13%	1.13%
Expenses Net of Reductions(d)	0.97%		0.98%	1.01%		1.02%	1.07%	1.07%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	0.98%		0.99%	1.01%		1.02%	1.07%	1.07%
Portfolio Turnover Rate	12	%(b)	27%	28%		37%	69%	59%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,491 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

12

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Invesco Equity and Income Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $9 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $6,518 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $21.7 million as of June 30, 2013. The monthly average amount for these contracts was $19.1 million for the period ended June 30, 2013.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$534,505	Unrealized depreciation on forward currency contracts	$24,633

14

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/ (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/ change in unrealized appreciation/depreciation on investments	$81,161	$695,512

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Equity and Income Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on the first $100 million in assets, 0.675% on the next $100 million in assets, and 0.65% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $4,275 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each

15

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Health Care Equipment & Supplies	$7,805,579	$2,836,313	$—	$10,641,892
Pharmaceuticals	32,306,689	5,263,305	—	37,569,994
All Other Common Stocks+	442,919,097	—	—	442,919,097
Convertible Bonds+	—	72,973,308	—	72,973,308
Convertible Preferred Stock+	—	1,101,212	—	1,101,212
Corporate Bonds+	—	37,164,597	—	37,164,597
Municipal Bond+	—	90,591	—	90,591
Preferred Stocks+	—	5,092,622	—	5,092,622
U.S. Government Agency Mortgages	—	2,190,675	—	2,190,675
U.S. Treasury Obligations	—	87,428,555	—	87,428,555
Yankee Dollars	—	10,166,935	—	10,166,935
Securities Held as Collateral for Securities on Loan	—	6,941,908	—	6,941,908

16

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Unaffiliated Investment Company	$45,913,092	$—	$—	$45,913,092

Total Investment Securities	528,944,457	231,250,021	—	760,194,478

Other Financial Instruments:*
Forward’ Currency Contracts	—	509,872	—	509,872

Total Investments	$528,944,457	$231,759,893	$—	$760,704,350

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco Equity and Income Fund	$169,163,424	$75,156,757

For the period ended June 30, 2013, cost of purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Invesco Equity and Income Fund	$51,672,479	$3,007,418

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

The restricted securities held as of June 30, 2013 are identified below.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Abbey National Treasury Services plc, 3.88%, 11/10/14	11/4/09	$233,391	$235,000	$241,988	0.03%
AbbVie, Inc., 2.00%, 11/6/18	11/5/12	884,407	885,000	885,973	0.12%
Anglo American Capital plc, 9.38%, 4/8/19	2/2/10	127,522	100,000	126,163	0.02%
BAA Funding, Ltd., 2.50%, 6/25/15	6/18/12	274,802	275,000	279,378	0.04%
BPCE SA, 2.38%, 10/4/13	9/29/10	154,893	155,000	155,682	0.02%
Ciena Corp., 4.00%, 12/15/20	9/6/11	1,736,143	1,700,000	2,217,438	0.29%
Cox Communications, Inc., 4.70%, 12/15/42	11/26/12	239,954	240,000	212,879	0.03%
Cox Communications, Inc., 8.38%, 3/1/39	8/12/09	24,210	20,000	27,107	0.00%
Crown Castle Towers LLC, 6.11%, 1/15/20	5/8/13	504,416	415,000	476,202	0.06%
Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21	3/10/11	428,474	430,000	461,092	0.06%
Electricite de France, 4.60%, 1/27/20	5/7/10	49,912	50,000	54,086	0.01%
Enel Finance International SA, 5.13%, 10/7/19	9/30/09	99,560	100,000	103,853	0.01%
FBG Finance, Ltd., 5.13%, 6/15/15	6/21/05	77,525	80,000	86,046	0.01%
Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20	9/30/10	263,137	265,000	223,925	0.03%
Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100	3/8/10	1,200,000	1,200,000	1,315,988	0.17%
Grupo Bimbo SAB de C.V., 4.88%, 6/30/20	6/23/10	99,726	100,000	103,879	0.01%
HBOS plc, 6.75%, 5/21/18	5/15/08	104,563	105,000	111,178	0.01%
HSBC Bank plc, 4.13%, 8/12/20	8/5/10	253,473	255,000	267,101	0.04%
Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14	9/8/09	99,829	100,000	102,583	0.01%
ING Bank NV, 3.75%, 3/7/17	2/29/12	373,073	375,000	392,490	0.05%
ING U.S., Inc., 5.50%, 7/15/22	7/10/12	394,787	395,000	420,181	0.06%
Linear Technology Corp., 3.00%, 5/1/27	4/18/07	460,000	460,000	480,125	0.06%
Mylan, Inc., 6.00%, 11/15/18, Callable 11/15/14 @ 103	6/25/13	729,363	670,000	734,240	0.10%
National Australia Bank, 3.75%, 3/2/15	2/23/10	124,978	125,000	130,900	0.02%
Nationwide Building Society, 6.25%, 2/25/20	2/18/10	179,577	180,000	200,657	0.03%

17

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Pacific Life Corp., 6.00%, 2/10/20	2/4/10	$74,614	$75,000	$83,726	0.01%
Penske Truck Leasing Co. LP, 2.50%, 3/15/16	9/24/12	364,460	365,000	371,271	0.05%
QVC, Inc., 7.50%, 10/1/19, Callable 10/1/14 @ 103.75	6/5/13	1,375,000	1,250,000	1,359,014	0.18%
Rabobank Nederland NV, 4.75%, 1/15/20	1/8/10	179,942	180,000	193,824	0.03%
Santander U.S. Debt SA, 3.72%, 1/20/15	4/14/10	99,676	100,000	100,936	0.01%
Societe Generale, 2.50%, 1/15/14	12/8/10	304,951	305,000	307,257	0.04%
Standard Chartered plc, 3.85%, 4/27/15	4/21/10	99,941	100,000	104,171	0.01%
Swift Mandatory Common Exchange Security Trust	1/4/13	173,440	18,508	255,375	0.03%
Turlock Corp., 0.95%, 11/2/15	11/14/12	404,648	405,000	403,399	0.05%
WEA Finance LLC, 7.13%, 4/15/18	3/18/11	88,307	75,000	89,007	0.01%
WellPoint, Inc., 2.75%, 10/15/42	10/3/12	3,578,219	3,354,000	4,175,730	0.55%
Xilinx, Inc., 3.13%, 3/15/37	2/28/07	512,000	512,000	706,560	0.09%
Xstrata Finance Canada, 1.80%, 10/23/15	10/18/12	229,926	230,000	230,073	0.03%
Xstrata Finance Canada, 2.45%, 10/25/17	10/18/12	229,614	230,000	223,050	0.03%

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $634,353,358. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$132,747,428
Unrealized depreciation	(6,906,308)

Net unrealized appreciation depreciation	$125,841,120

18

AZL Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL Invesco Equity and Income Fund	$4,432,600

During the year ended December 31, 2012, the Fund utilized $6,848,674 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco Equity and Income Fund	$8,001,873	$—	$8,001,873

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco Equity and Income Fund	$7,786,868	$—	$(4,432,600)	$67,676,615	$71,030,883

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Invesco Growth and Income Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco Growth and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco Growth and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Invesco Growth and Income Fund	$1,000.00	$1,174.20	$5.23	0.97%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Invesco Growth and Income Fund	$1,000.00	$1,019.98	$4.86	0.97%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	28.5%
Health Care	14.3
Information Technology	11.3
Consumer Staples	11.0
Consumer Discretionary	9.7
Energy	8.8
Industrials	8.0
Telecommunication Services	2.2
Utilities	1.8
Materials	1.8

Total Common Stock	97.4
Unaffiliated Investment Company	1.8

Total Investment Securities	99.2
Net other assets (liabilities)	0.8

Net Assets	100.0%

1

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (0.6%):
28,148	General Dynamics Corp.	$2,204,833

Beverages (1.7%):
95,336	Coca-Cola Co. (The)	3,823,927
32,743	PepsiCo, Inc.	2,678,050

		6,501,977

Biotechnology (1.6%):
60,343	Amgen, Inc.	5,953,440

Capital Markets (6.8%):
276,935	Charles Schwab Corp. (The)	5,879,330
20,805	Goldman Sachs Group, Inc. (The)	3,146,756
328,221	Morgan Stanley	8,018,440
67,089	Northern Trust Corp.	3,884,453
75,315	State Street Corp.	4,911,291

		25,840,270

Chemicals (1.8%):
119,965	Dow Chemical Co. (The)	3,859,274
20,557	PPG Industries, Inc.	3,009,750

		6,869,024

Commercial Banks (6.8%):
122,902	BB&T Corp.	4,163,920
98,084	Comerica, Inc.	3,906,686
203,108	Fifth Third Bancorp	3,666,099
117,687	PNC Financial Services Group, Inc.	8,581,736
133,242	Wells Fargo & Co.	5,498,897

		25,817,338

Commercial Services & Supplies (2.7%):
82,356	ADT Corp. (The)	3,281,887
22,460	Cintas Corp.	1,022,828
186,272	Tyco International, Ltd.	6,137,663

		10,442,378

Diversified Financial Services (10.2%):
222,473	Bank of America Corp.	2,861,003
280,808	Citigroup, Inc.	13,470,360
44,840	CME Group, Inc.	3,406,943
61,933	ING U.S., Inc.*	1,675,907
331,247	JPMorgan Chase & Co.	17,486,530

		38,900,743

Diversified Telecommunication Services (0.6%):
46,720	Verizon Communications, Inc.	2,351,885

Electric Utilities (1.8%):
41,100	Edison International	1,979,376
35,527	FirstEnergy Corp.	1,326,578
66,472	Pinnacle West Capital Corp.	3,687,202

		6,993,156

Electronic Equipment, Instruments & Components (0.6%):
172,283	Corning, Inc.	2,451,587

Energy Equipment & Services (1.7%):
79,402	Baker Hughes, Inc.	3,662,814
72,072	Halliburton Co.	3,006,844

		6,669,658

Food & Staples Retailing (1.3%):
150,242	Sysco Corp.	5,132,267

Shares		Fair Value
Common Stocks, continued
Food Products (3.9%):
152,748	Archer-Daniels-Midland Co.	$5,179,685
227,527	Mondelez International, Inc., Class A	6,491,345
81,595	Unilever NV, NYS	3,207,499

		14,878,529

Health Care Equipment & Supplies (1.6%):
115,334	Medtronic, Inc.	5,936,241

Health Care Providers & Services (3.8%):
53,295	CIGNA Corp.	3,863,355
65,754	UnitedHealth Group, Inc.	4,305,572
77,319	WellPoint, Inc.	6,327,786

		14,496,713

Hotels, Restaurants & Leisure (1.0%):
113,048	Carnival Corp.	3,876,416

Household Products (1.4%):
70,313	Procter & Gamble Co. (The)	5,413,398

Industrial Conglomerates (2.9%):
483,102	General Electric Co.	11,203,135

Insurance (4.7%):
56,826	Aon plc	3,656,753
36,465	Chubb Corp. (The)	3,086,762
210,589	Marsh & McLennan Cos., Inc.	8,406,713
65,550	Willis Group Holdings plc	2,673,129

		17,823,357

Internet Software & Services (2.0%):
148,738	eBay, Inc.*	7,692,729

IT Services (1.1%):
117,287	Amdocs, Ltd.	4,350,175

Machinery (1.0%):
70,510	Ingersoll-Rand plc	3,914,715

Media (7.9%):
179,314	Comcast Corp., Class A	7,509,670
60,257	Thomson Reuters Corp.	1,966,921
75,530	Time Warner Cable, Inc.	8,495,615
42,122	Time Warner, Inc.	2,435,494
142,180	Viacom, Inc., Class B	9,675,350

		30,083,050

Oil, Gas & Consumable Fuels (7.1%):
66,096	Anadarko Petroleum Corp.	5,679,629
154,902	Canadian Natural Resources, Ltd.	4,368,313
61,230	Chevron Corp.	7,245,958
45,623	Exxon Mobil Corp.	4,122,038
31,838	Occidental Petroleum Corp.	2,840,905
78,632	Williams Cos., Inc. (The)	2,553,181

		26,810,024

Personal Products (2.7%):
488,727	Avon Products, Inc.	10,277,929

Pharmaceuticals (7.3%):
100,036	Bristol-Myers Squibb Co.	4,470,609
99,676	Eli Lilly & Co.	4,896,085
161,852	Merck & Co., Inc.	7,518,025
56,190	Novartis AG, Registered Shares	3,983,206
4,975	Novartis AG, ADR	351,782

Continued

2

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceutical, continued
181,658	Pfizer, Inc.	5,088,241
48,850	Teva Pharmaceutical Industries, Ltd., ADR	1,914,920

		28,222,868

Road & Rail (0.8%):
130,055	CSX Corp.	3,015,975

Semiconductors & Semiconductor Equipment (2.6%):
488,955	Applied Materials, Inc.	7,290,319
78,124	Texas Instruments, Inc.	2,724,184

		10,014,503

Software (5.0%):
123,267	Adobe Systems, Inc.*	5,616,045
258,978	Microsoft Corp.	8,942,510
205,956	Symantec Corp.	4,627,831

		19,186,386

Shares		Fair Value
Common Stocks, continued
Specialty Retail (0.8%):
37,791	Home Depot, Inc. (The)	$2,927,669

Wireless Telecommunication Services (1.6%):
216,418	Vodafone Group plc, ADR	6,219,853

Total Common Stocks (Cost $281,133,193)		372,472,221

Unaffiliated Investment Company (1.8%):
6,819,957	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	6,819,957

Total Unaffiliated Investment Company (Cost $6,819,957)		6,819,957

Total Investment Securities (Cost $287,953,151)(b) — 99.2%		379,292,178
Net other assets (liabilities) — 0.8%		2,895,562

Net Assets — 100.0%		$382,187,740

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

NYS—New York Shares

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Canada	1.7%
Guernsey	1.1%
Ireland (Republic of)	1.0%
Israel	0.5%
Netherlands	0.8%
Panama	1.0%
Switzerland	2.8%
United Kingdom	3.3%
United States	87.8%

100.0%

At June 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	State Street	7/22/13	3,226,734	$5,026,801	$4,906,143	$120,658
Canadian Dollar	Bank of New York Mellon	7/22/13	2,366,363	2,316,217	2,249,502	66,715
Canadian Dollar	State Street	7/22/13	2,905,144	2,844,026	2,761,675	82,351
European Euro	Bank of New York Mellon	7/22/13	1,989,781	2,658,725	2,589,912	68,813
Swiss Franc	Bank of New York Mellon	7/22/13	1,961,870	2,129,123	2,078,044	51,079
Swiss Franc	State Street	7/22/13	1,308,304	1,419,585	1,385,776	33,809

				$16,394,477	$15,971,052	$423,425

Long Contracts:
British Pound	State Street	7/22/13	268,989	$419,047	$408,989	$(10,058)
Canadian Dollar	Bank of New York Mellon	7/22/13	246,043	240,829	233,892	(6,937)
European Euro	Bank of New York Mellon	7/22/13	118,085	157,784	153,700	(4,084)
Swiss Franc	Bank of New York Mellon	7/22/13	161,957	175,764	171,547	(4,217)

				$993,423	$968,128	$(25,295)

See accompanying notes to the financial statements.

3

AZL Invesco Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$287,953,151

Investment securities, at value	$379,292,178
Interest and dividends receivable	702,395
Foreign currency, at value (cost $1)	1
Unrealized appreciation on forward currency contracts	423,425
Receivable for capital shares issued	620,962
Receivable for investments sold	2,072,480
Reclaims receivable	24,871
Prepaid expenses	2,513

Total Assets	383,138,825

Liabilities:
Unrealized depreciation on forward currency contracts	25,295
Payable for investments purchased	596,524
Manager fees payable	208,461
Administration fees payable	12,363
Distribution fees payable	79,387
Custodian fees payable	1,642
Administrative and compliance services fees payable	2,196
Trustee fees payable	7,501
Other accrued liabilities	17,716

Total Liabilities	951,085

Net Assets	$382,187,740

Net Assets Consist of:
Capital	$285,256,933
Accumulated net investment income/(loss)	6,218,510
Accumulated net realized gains/(losses) from investment transactions	(1,024,361)
Net unrealized appreciation/(depreciation) on investments	91,736,658

Net Assets	$382,187,740

Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,804,922
Net Asset Value (offering and redemption price per share)	$13.75

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$4,050,669
Income from securities lending	23,231
Foreign withholding tax	(17,949)

Total Investment Income	4,055,951

Expenses:
Manager fees	1,365,270
Administration fees	59,553
Distribution fees	455,820
Custodian fees	12,845
Administrative and compliance services fees	4,198
Trustee fees	10,374
Professional fees	13,007
Shareholder reports	11,417
Other expenses	4,304

Total expenses before reductions	1,936,788
Less expenses voluntarily waived/reimbursed by the Manager	(167,739)
Less expenses paid indirectly	(12,227)

Net expenses	1,756,822

Net Investment Income/(Loss)	2,299,129

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,761,539
Net realized gains/(losses) on forward currency contracts	88,289
Change in net unrealized appreciation/depreciation on investments	43,767,659

Net Realized/Unrealized Gains/(Losses) on Investments	54,617,487

Change in Net Assets Resulting From Operations	$56,916,616

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Invesco Growth and Income Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,299,129	$4,119,748
Net realized gains/(losses) on investment transactions	10,849,828	12,045,476
Change in unrealized appreciation/depreciation on investments	43,767,659	19,984,546

Change in net assets resulting from operations	56,916,616	36,149,770

Dividends to Shareholders:
From net investment income	—	(4,164,632)

Change in net assets resulting from dividends to shareholders	—	(4,164,632)

Capital Transactions:
Proceeds from shares issued	23,882,913	62,724,559
Proceeds from dividends reinvested	—	4,164,632
Value of shares redeemed	(27,296,914)	(21,490,741)

Change in net assets resulting from capital transactions	(3,414,001)	45,398,450

Change in net assets	53,502,615	77,383,588
Net Assets:
Beginning of period	328,685,125	251,301,537

End of period	$382,187,740	$328,685,125

Accumulated net investment income/(loss)	$6,218,510	$3,919,381

Share Transactions:
Shares issued	1,797,510	5,455,817
Dividends reinvested	—	360,574
Shares redeemed	(2,066,454)	(1,934,920)

Change in shares	(268,944)	3,881,471

See accompanying notes to the financial statements.

5

AZL Invesco Growth and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$11.71		$10.39	$10.70		$9.61	$7.95	$12.95

Investment Activities:
Net Investment Income/(Loss)	0.08		0.14	0.15		0.07	0.12	(0.24)
Net Realized and Unrealized Gains/(Losses) on Investments	1.96		1.35	(0.36)		1.11	1.75	(4.31)

Total from Investment Activities	2.04		1.49	(0.21)		1.18	1.87	(4.07)

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.10)		(0.09)	(0.21)	(0.24)
Net Realized Gains	—		—	—		—	—	(0.69)

Total Dividends	—		(0.17)	(0.10)		(0.09)	(0.21)	(0.93)

Net Asset Value, End of Period	$13.75		$11.71	$10.39		$10.70	$9.61	$7.95

Total Return(a)	17.42	%(b)	14.33%	(1.94	)%(c)	12.37%	23.64%	(32.86)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$382,188		$328,685	$251,302		$267,458	$183,359	$159,898
Net Investment Income/(Loss)(d)	1.26%		1.43%	1.32%		1.03%	1.32%	1.71%
Expenses Before Reductions(d)(e)	1.06%		1.07%	1.09%		1.10%	1.13%	1.12%
Expenses Net of Reductions(d)	0.96%		0.97%	0.98%		0.99%	1.00%	1.00%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	0.97%		0.98%	0.99%		1.00%	1.03%	1.03%
Portfolio Turnover Rate	15	%(b)	32%	22%		34%	54%	40%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $1,687 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Invesco Growth and Income Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,297 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $17.4 million as of June 30, 2013. The monthly average amount for these contracts was $15.5 million for the period ended June 30, 2013.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Total Fair Value	Statements of Assets and Liabilities Location	Total Fair Value

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$423,425	Unrealized depreciation on forward currency contracts	$25,295

8

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/ change in unrealized appreciation/depreciation on investments	$88,289	$561,308

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco Growth and Income Fund	0.78%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0. 675%. The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.675% and above $100 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,404 was paid from the Fund relating to these fees and expenses.

9

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy. For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Pharmaceuticals	$24,239,662	$3,983,206	$—	$28,222,868
All Other Common Stocks+	344,249,353	—	—	344,249,353
Unaffiliated Investment Company	6,819,957	—	—	6,819,957

Total Investment Securities	375,308,972	3,983,206	—	379,292,178

Other Financial Instruments:*
Forward Currency Contracts	—	398,130	—	398,130

Total Investments	$375,308,972	$4,381,336	$—	$379,690,308

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Invesco Growth and Income Fund	$62,012,623	$53,357,483

10

AZL Invesco Growth and Income Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $288,896,733. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$92,014,184
Unrealized depreciation	(1,618,739)

Net unrealized appreciation depreciation	$90,395,445

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL Invesco Growth and Income Fund	$10,799,257

During the year ended December 31, 2012, the Fund utilized $11,475,794 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco Growth and Income Fund	$4,164,632	$—	$4,164,632

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco Growth and Income Fund	$3,756,204	$—	$(10,799,256)	$47,057,243	$40,014,191

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Invesco International Equity Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Invesco International Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Invesco International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Invesco International Equity Fund	$1,000.00	$1,014.50	$5.94	1.19%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Invesco International Equity Fund	$1,000.00	$1,018.89	$5.96	1.19%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United Kingdom	17.6%
Switzerland	9.2
Canada	8.3
Germany	7.9
Hong Kong	6.6
Japan	5.5
France	4.5
Sweden	4.4
Australia	3.8
Singapore	3.5
All other countries	21.3

Total Common Stock and Preferred Stock	92.6
Unaffiliated Investment Company	5.2
Securities Held as Collateral for Securities on Loan	1.1

Total Investment Securities	98.9
Net other assets (liabilities)	1.1

Net Assets	100.0%

1

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (91.6%):
Air Freight & Logistics (1.0%):
215,180	Deutsche Post AG	$5,346,820

Auto Components (2.4%):
96,700	DENSO Corp.	4,536,217
33,893	Hyundai Mobis Co., Ltd.	8,070,663

		12,606,880

Automobiles (1.7%):
144,100	Toyota Motor Corp.	8,702,699

Beverages (2.2%):
90,196	Anheuser-Busch InBev NV	8,000,880
29,876	Fomento Economico Mexicano SAB de C.V., ADR	3,082,904

		11,083,784

Biotechnology (0.8%):
69,746	CSL, Ltd.	3,926,875

Capital Markets (1.9%):
166,360	Julius Baer Group, Ltd.	6,466,358
199,021	UBS AG, Registered Shares	3,381,926

		9,848,284

Chemicals (3.2%):
45,257	Agrium, Inc.^	3,924,799
139,833	Potash Corp. of Saskatchewan, Inc.	5,335,837
18,933	Syngenta AG, Registered Shares	7,385,601

		16,646,237

Commercial Banks (5.3%):
1,171,646	Akbank T.A.S.	4,762,967
622,456	Banco Bradesco SA, ADR	8,098,153
8,234,000	Industrial & Commercial Bank of China	5,146,394
205,113	Swedbank AB, A Shares	4,684,464
291,352	United Overseas Bank, Ltd.	4,546,168

		27,238,146

Commercial Services & Supplies (1.6%):
983,656	Brambles, Ltd.	8,369,085

Communications Equipment (0.8%):
360,726	Telefonaktiebolaget LM Ericsson, B Shares	4,092,478

Diversified Financial Services (4.1%):
1,019,600	Bm&f Bovespa SA	5,603,001
86,996	Deutsche Boerse AG	5,726,436
221,606	Investor AB, B Shares	5,933,737
150,842	Kinnevik Investment AB, Class B	3,852,854

		21,116,028

Electrical Equipment (2.4%):
302,289	ABB, Ltd.	6,527,790
80,304	Schneider Electric SA	5,788,914

		12,316,704

Electronic Equipment, Instruments & Components (1.1%):
17,685	Keyence Corp.	5,645,339

Energy Equipment & Services (0.8%):
227,825	WorleyParsons, Ltd.	4,027,291

Food Products (2.6%):
112,484	Nestle SA, Registered Shares	7,359,124
161,216	Unilever NV	6,323,302

		13,682,426

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (0.8%):
371,162	Smith & Nephew plc	$4,135,845

Health Care Providers & Services (0.8%):
55,675	Fresenius Medical Care AG & Co., KGaA	3,943,995

Hotels, Restaurants & Leisure (4.1%):
923,643	Compass Group plc	11,835,126
1,348,000	Galaxy Entertainment Group, Ltd.*	6,531,116
28,921	Sodexo, Inc.	2,408,046

		20,774,288

Industrial Conglomerates (2.3%):
526,000	Hutchison Whampoa, Ltd.	5,497,382
739,841	Keppel Corp., Ltd.	6,051,566

		11,548,948

Insurance (1.0%):
13,648	Fairfax Financial Holdings, Ltd.	5,368,464

Internet Software & Services (2.5%):
98,677	Baidu, Inc., ADR*	9,327,937
14,071	NHN Corp.	3,585,963

		12,913,900

IT Services (1.6%):
259,208	Amadeus IT Holding SA, A Shares	8,279,320

Life Sciences Tools & Services (0.0%):
160,422	Art Advanced Research Technologies, Inc.*(a)	–
165,100	Art Advanced Research Technologies, Inc.*(a)	–
50,591	Art Advanced Research Technologies, Inc.*(a)	–

		–

Machinery (2.6%):
47,900	Fanuc, Ltd.	6,947,244
103,700	Komatsu, Ltd.	2,398,356
301,639	Volvo AB, B Shares	4,023,074

		13,368,674

Media (10.1%):
541,635	British Sky Broadcasting Group plc	6,534,967
97,943	Eutelsat Communications SA	2,771,804
259,458	Grupo Televisa SA, ADR	6,444,937
587,699	Informa plc	4,393,529
125,736	Publicis Groupe	8,915,021
128,435	Publicis Groupe SA*	–
1,156,307	Reed Elsevier plc	13,173,992
533,884	WPP plc	9,119,712

		51,353,962

Metals & Mining (0.6%):
105,988	BHP Billiton, Ltd.	3,053,240

Multiline Retail (0.9%):
66,343	Next plc	4,587,627

Multi-Utilities (0.8%):
789,021	Centrica plc	4,329,552

Oil, Gas & Consumable Fuels (7.6%):
347,012	BG Group plc	5,921,496
8,593	Canadian Natural Resources, Ltd.	242,327
162,000	Cenovus Energy, Inc.^	4,622,408
4,629,000	CNOOC, Ltd.	7,776,178

Continued

2

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
103,570	OAO Gazprom, Registered Shares, ADR	$681,994
233,391	Royal Dutch Shell plc, B Shares	7,717,177
341,733	Suncor Energy, Inc.	10,075,825
63,540	Total SA	3,098,152

		40,135,557

Pharmaceuticals (6.8%):
83,209	Novartis AG, Registered Shares	5,898,534
28,610	Novo Nordisk A/S, B Shares	4,454,843
42,475	Roche Holding AG	10,527,426
166,312	Shire plc	5,275,064
229,901	Teva Pharmaceutical Industries, Ltd., ADR	9,012,119

		35,167,986

Road & Rail (0.9%):
45,964	Canadian National Railway Co.^	4,476,616

Semiconductors & Semiconductor Equipment (3.7%):
198,001	Avago Technologies, Ltd.	7,401,278
5,094	Samsung Electronics Co., Ltd.	5,979,513
310,129	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,681,563

		19,062,354

Software (2.1%):
152,360	SAP AG	11,155,478

Software & Computer Services (1.7%):
297,323	CGI Group, Inc., Class A*	8,709,862

Specialty Retail (1.9%):
3,678,000	Belle International Holdings, Ltd.	5,056,328
913,450	Kingfisher plc	4,781,089

		9,837,417

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.9%):
89,629	Adidas AG	$9,686,321

Tobacco (3.6%):
214,083	British American Tobacco plc	10,992,116
213,720	Imperial Tobacco Group plc	7,424,540

		18,416,656

Wireless Telecommunication Services (1.4%):
153,542	America Movil SAB de C.V., Series L, ADR	3,339,539
386,500	China Mobile, Ltd.	4,016,999

		7,356,538

Total Common Stocks (Cost $379,148,130)		472,311,676

Preferred Stock (1.0%):
Automobiles (1.0%):
26,766	Volkswagen AG, Preferred Shares	5,403,096

Total Preferred Stock (Cost $4,244,849)		5,403,096

Securities Held as Collateral for Securities on Loan (1.1%):
$5,829,639	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	5,829,639

Total Securities Held as Collateral for Securities on Loan (Cost $5,829,639)		5,829,639

Unaffiliated Investment Company (5.2%):
26,987,910	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	26,987,910

Total Unaffiliated Investment Company (Cost $26,987,910)		26,987,910

Total Investment Securities (Cost $416,210,528)(d) — 98.9%		510,532,321
Net other assets (liabilities) — 1.1%		5,473,794

Net Assets — 100.0%		$516,006,115

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $5,586,245.

(a)	Security valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2013. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(c)	The rate represents the effective yield at June 30, 2013.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Australia	3.8%
Belgium	1.6%
Brazil	2.7%
Canada	8.4%
Cayman Islands	1.8%
Denmark	0.9%
France	4.5%
Germany	8.1%
Hong Kong	6.7%
Ireland (Republic of)	1.8%
Israel	1.8%
Japan	5.5%
Mexico	2.5%
Netherlands	1.2%
Republic of Korea (South)	3.5%
Russian Federation	0.1%
Singapore	3.5%
Spain	1.6%
Sweden	4.4%
Switzerland	9.3%
Taiwan	1.1%
Turkey	0.9%
United Kingdom	17.9%
United States	6.4%

100.0%

See accompanying notes to the financial statements.

4

AZL Invesco International Equity Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$416,210,528

Investment securities, at value*	$510,532,321
Interest and dividends receivable	1,039,738
Foreign currency, at value (cost $1,432,760)	1,410,506
Receivable for investments sold	12,337,168
Reclaims receivable	325,642
Prepaid expenses	3,061

Total Assets	525,648,436

Liabilities:
Payable for investments purchased	3,078,201
Payable for capital shares redeemed	156,134
Payable for collateral received on loaned securities	5,829,639
Manager fees payable	369,026
Administration fees payable	19,016
Distribution fees payable	108,536
Custodian fees payable	15,407
Administrative and compliance services fees payable	4,697
Trustee fees payable	16,047
Other accrued liabilities	45,618

Total Liabilities	9,642,321

Net Assets	$516,006,115

Net Assets Consist of:
Capital	$439,395,283
Accumulated net investment income/(loss)	11,192,242
Accumulated net realized gains/(losses) from investment transactions	(28,873,202)
Net unrealized appreciation/(depreciation) on investments	94,291,792

Net Assets	$516,006,115

Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,052,228
Net Asset Value (offering and redemption price per share)	$16.10

*	Includes securities on loan of $5,586,245

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$9,536,674
Interest	124
Income from securities lending	296,560
Foreign withholding tax	(1,036,090)

Total Investment Income	8,797,268

Expenses:
Manager fees	2,369,135
Administration fees	95,303
Distribution fees	658,092
Custodian fees	76,386
Administrative and compliance services fees	5,867
Trustee fees	14,558
Professional fees	18,810
Shareholder reports	16,374
Other expenses	10,800

Total expenses before reductions	3,265,325
Less expenses voluntarily waived/reimbursed by the Manager	(131,622)
Less expenses paid indirectly	(3,804)

Net expenses	3,129,899

Net Investment Income/(Loss)	5,667,369

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	9,078,261
Change in net unrealized appreciation/depreciation on investments	(7,392,877)

Net Realized/Unrealized Gains/(Losses) on Investments	1,685,384

Change in Net Assets Resulting From Operations	$7,352,753

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Invesco International Equity Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,667,369	$5,553,695
Net realized gains/(losses) on investment transactions	9,078,261	230,345
Change in unrealized appreciation/depreciation on investments	(7,392,877)	66,186,545

Change in net assets resulting from operations	7,352,753	71,970,585

Dividends to Shareholders:
From net investment income	—	(8,911,624)

Change in net assets resulting from dividends to shareholders	—	(8,911,624)

Capital Transactions:
Proceeds from shares issued	15,578,865	47,401,586
Proceeds from dividends reinvested	—	8,911,624
Value of shares redeemed	(16,810,789)	(69,015,486)

Change in net assets resulting from capital transactions	(1,231,924)	(12,702,276)

Change in net assets	6,120,829	50,356,685
Net Assets:
Beginning of period	509,885,286	459,528,601

End of period	$516,006,115	$509,885,286

Accumulated net investment income/(loss)	$11,192,242	$5,524,873

Share Transactions:
Shares issued	947,311	3,197,343
Dividends reinvested	—	585,906
Shares redeemed	(1,031,117)	(4,543,523)

Change in shares	(83,806)	(760,274)

See accompanying notes to the financial statements.

6

AZL Invesco International Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$15.87		$13.97	$15.24		$13.61		$10.31		$19.95

Investment Activities:
Net Investment Income/(Loss)	0.18		0.16	0.28		0.12		0.08		0.28
Net Realized and Unrealized Gains/(Losses) on Investments	0.05		2.00	(1.40)		1.58		3.45		(8.16)

Total from Investment Activities	0.23		2.16	(1.12)		1.70		3.53		(7.88)

Dividends to Shareholders From:
Net Investment Income	—		(0.26)	(0.15)		(0.07)		(0.23)		(0.08)
Net Realized Gains	—		—	—		—		—		(1.68)

Total Dividends	—		(0.26)	(0.15)		(0.07)		(0.23)		(1.76)

Net Asset Value, End of Period	$16.10		$15.87	$13.97		$15.24		$13.61		$10.31

Total Return(a)	1.45	%(b)	15.56%	(7.32	)%(c)	12.52	%(d)	34.33%		(41.51)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$516,006		$509,885	$459,529		$556,045		$405,230		$176,746
Net Investment Income/(Loss)(e)	2.15%		1.12%	1.72%		1.04%		1.09%		1.66%
Expenses Before Reductions(e)(f)	1.24%		1.25%	1.27%		1.28%		1.32%		1.37%
Expenses Net of Reductions(e)	1.19%		1.20%	1.19%		1.15%		1.28%		1.37%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.19%		1.20%	1.19%		1.15%		1.28%		1.37%
Portfolio Turnover Rate	14	%(b)	27%	30%		39%		35	%(h)	44%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	During the year ended December 31, 2011, Invesco Advisers, Inc. reimbursed $13,257 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was less than 0.005%.

(d)	During the year ended December 31, 2010, Invesco Advisers, Inc. reimbursed $45,566 to the Fund related to violation of certain investment policies and limitations. The corresponding impact to the return was 0.01%.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 77%.

See accompanying notes to the financial statements.

7

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Invesco International Equity Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $14 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $29,367 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Invesco Advisers, Inc. (“Invesco”), Invesco provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

9

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Invesco International Equity Fund	0.90%	1.45%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $3,601 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

10

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks:
Beverages	$3,082,904	$8,000,880	$—		$11,083,784
Chemicals	9,260,636	7,385,601	—		16,646,237
Commercial Banks	8,098,153	19,139,993	—		27,238,146
Diversified Financial Services	5,603,001	15,513,027	—		21,116,028
Insurance	5,368,464	—	—		5,368,464
Internet Software & Services	9,327,937	3,585,963	—		12,913,900
Life Sciences Tools & Services	—	—	—	*	—
Media	6,444,937	44,909,025	—		51,353,962
Oil, Gas & Consumable Fuels	14,940,560	25,194,997	—		40,135,557
Pharmaceuticals	9,012,119	26,155,867	—		35,167,986
Road & Rail	4,476,616	—	—		4,476,616
Semiconductors & Semiconductor Equipment	13,082,841	5,979,513	—		19,062,354
Software & Computer Services	8,709,862	—	—		8,709,862
Wireless Telecommunication Services	3,339,539	4,016,999	—		7,356,538
All Other Common Stocks+	—	211,682,242	—		211,682,242
Preferred Stock+	—	5,403,096	—		5,403,096
Securities Held as Collateral for Securities on Loan	—	5,829,639	—		5,829,639
Unaffiliated Investment Company	26,987,910	—	—		26,987,910

Total Investment Securities	$127,735,479	$382,796,842	$—		$510,532,321

*	Represents the interest in securities that were determined to have a value of zero at June 30, 2013.

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Invesco International Equity Fund	$78,161,408	$66,512,936

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

11

AZL Invesco International Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $421,889,824. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$106,468,757
Unrealized depreciation	(17,826,260)

Net unrealized appreciation depreciation	$88,642,497

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2016	Expires 12/31/2017
AZL Invesco International Equity Fund	$18,216,887	$14,096,888

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Invesco International Equity Fund	$855,227	$136,594	$991,821

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Invesco International Equity Fund	$8,911,624	$—	$8,911,624

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Invesco International Equity Fund	$6,852,319	$—	$(33,305,596)	$95,711,356	$69,258,079

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® JPMorgan International Opportunities Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL JPMorgan International Opportunities Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL JPMorgan International Opportunities Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,020.20	$5.96	1.19%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL JPMorgan International Opportunities Fund	$1,000.00	$1,018.89	$5.96	1.19%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United Kingdom	24.6%
Japan	22.0
France	10.2
Germany	9.7
Switzerland	8.7
Hong Kong	4.4
Sweden	3.8
Netherlands	3.6
Taiwan	1.5
Australia	1.4
All other countries	8.1

Total Common Stock and Preferred Stock	98.0
Securities Held as Collateral for Securities on Loan	0.8
Unaffiliated Investment Company	0.1
Right	— ^

Total Investment Securities	98.9
Net other assets (liabilities)	1.1

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (95.9%):
Air Freight & Logistics (0.7%):
180,100	Yamato Holdings Co., Ltd.	$3,798,149

Airlines (0.9%):
101,000	Japan Airlines Co., Ltd.	5,194,973

Auto Components (2.0%):
52,884	Continental AG	7,045,674
70,961	Valeo SA^	4,438,930

		11,484,604

Automobiles (3.6%):
247,600	Honda Motor Co., Ltd.	9,202,787
188,400	Toyota Motor Corp.	11,378,129

		20,580,916

Beverages (1.8%):
21,487	Carlsberg A/S, Class B	1,918,117
26,834	Diageo plc	769,562
166,114	SABMiller plc	7,991,905

		10,679,584

Building Products (1.8%):
158,688	Compagnie de Saint-Gobain SA(a)*	—
158,688	Compagnie de Saint-Gobain SA	6,386,826
93,500	Daikin Industries, Ltd.	3,781,724

		10,168,550

Capital Markets (1.7%):
566,212	UBS AG, Registered Shares	9,621,534

Chemicals (4.0%):
100,173	BASF SE	8,945,790
15,216	LG Chem, Ltd.	3,352,019
55,000	Nitto Denko Corp.	3,539,185
58,170	Solvay SA	7,609,019

		23,446,013

Commercial Banks (11.4%):
315,826	Australia & New Zealand Banking Group, Ltd.	8,195,269
120,357	BNP Paribas SA	6,575,195
234,341	Danske Bank A/S*	3,990,017
1,674,121	HSBC Holdings plc	17,346,261
1,822,700	Mitsubishi UFJ Financial Group, Inc.	11,312,991
239,072	Sumitomo Mitsui Financial Group, Inc.	10,971,700
328,236	Swedbank AB, A Shares	7,496,404

		65,887,837

Communications Equipment (1.4%):
721,314	Telefonaktiebolaget LM Ericsson, B Shares	8,183,391

Construction Materials (0.9%):
76,552	Holcim, Ltd., Registered Shares	5,343,401

Diversified Financial Services (2.8%):
131,651	Deutsche Boerse AG	8,665,812
571,900	ORIX Corp.	7,816,742

		16,482,554

Diversified Telecommunication Services (1.0%):
1,292,380	BT Group plc	6,046,896

Shares		Fair Value
Common Stocks, continued
Electric Utilities (0.6%):
142,025	Electricite de France SA	$3,295,169
142,025	Electricite de France SA*(a)	—

		3,295,169

Electrical Equipment (2.4%):
121,149	Schneider Electric SA	8,733,328
459,300	Sumitomo Electric Industries, Ltd.	5,494,245

		14,227,573

Electronic Equipment, Instruments & Components (3.3%):
1,653,000	Hitachi, Ltd.	10,620,528
1,739,071	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	8,556,229

		19,176,757

Energy Equipment & Services (0.7%):
214,961	Petrofac, Ltd.	3,929,236

Food & Staples Retailing (1.6%):
260,000	Seven & I Holdings Co., Ltd.	9,506,399

Food Products (2.1%):
308,722	Unilever NV	12,108,862

Hotels, Restaurants & Leisure (4.3%):
378,765	InterContinental Hotels Group plc	10,422,140
1,059,600	Sands China, Ltd.	4,949,316
110,355	Sodexo, Inc.	9,188,476

		24,559,932

Household Durables (1.1%):
253,679	Electrolux AB, Series B	6,419,275

Industrial Conglomerates (1.2%):
686,000	Hutchison Whampoa, Ltd.	7,169,590

Insurance (3.5%):
269,317	AXA SA	5,291,069
567,719	Prudential plc	9,331,593
79,073	Swiss Re AG	5,859,002

		20,481,664

Machinery (0.9%):
959,000	Mitsubishi Heavy Industries, Ltd.	5,329,534

Media (0.9%):
287,285	Pearson plc	5,100,128

Metals & Mining (2.1%):
335,770	First Quantum Minerals, Ltd.	4,981,940
165,497	Rio Tinto plc	6,782,057

		11,763,997

Multi-Utilities (2.0%):
794,544	Centrica plc	4,359,858
186,592	GDF Suez	3,637,830
253,551	Suez Environnement Co.	3,264,163

		11,261,851

Oil, Gas & Consumable Fuels (6.1%):
580,739	BG Group plc	9,909,869
1,592,000	China Shenhua Energy Co., Ltd., H Shares	4,021,119
230,940	Repsol YPF SA	4,867,948
361,775	Royal Dutch Shell plc, A Shares	11,557,452

Continued

2

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
413,768	Royal Dutch Shell plc, A Shares*(a)	$—
342,592	Tullow Oil plc	5,232,413

		35,588,801

Paper & Forest Products (1.0%):
442,607	Stora Enso OYJ, R Shares	2,949,050
267,446	UPM-Kymmene OYJ	2,608,155

		5,557,205

Pharmaceuticals (10.2%):
114,072	Bayer AG	12,159,512
331,429	GlaxoSmithKline plc	8,289,964
135,428	Novartis AG, Registered Shares	9,600,243
96,500	Otsuka Holdings Co., Ltd.	3,187,300
47,808	Roche Holding AG	11,849,210
80,982	Sanofi-Aventis SA	8,344,855
197,899	Shire plc	6,276,937

		59,708,021

Professional Services (1.1%):
363,493	Experian plc	6,303,602

Real Estate Management & Development (2.3%):
2,030,000	China Overseas Land & Investment, Ltd.	5,268,833
162,000	Mitsubishi Estate Co., Ltd.	4,315,397
547,000	Wharf Holdings, Ltd. (The)	4,550,901

		14,135,131

Semiconductors & Semiconductor Equipment (2.2%):
114,183	ASML Holding NV	8,957,127
3,771	Samsung Electronics Co., Ltd.	4,426,530

		13,383,657

Software (1.3%):
103,505	SAP AG	7,578,417

Specialty Retail (1.8%):
2,786,000	Belle International Holdings, Ltd.	3,830,052
1,216,647	Kingfisher plc	6,368,052

		10,198,104

Textiles, Apparel & Luxury Goods (1.4%):
93,089	Compagnie Financiere Richemont SA, Bearer Shares, Class A	8,168,080

Shares or Principal Amount		Fair Value
Common Stocks, continued
Tobacco (4.2%):
232,944	British American Tobacco plc	$11,960,537
323,400	Japan Tobacco, Inc.	11,432,381

		23,392,918

Trading Companies & Distributors (0.1%):
128,000	Marubeni Corp.	855,945

Wireless Telecommunication Services (3.5%):
167,400	SoftBank Corp.	9,776,199
3,690,150	Vodafone Group plc	10,587,982

		20,364,181

Total Common Stocks (Cost $519,699,413)		556,482,431

Preferred Stocks (2.1%):
Automobiles (1.1%):
32,056	Volkswagen AG, Preferred Shares	6,470,957

Household Products (1.0%):
60,679	Henkel AG & Co. KGaA, Preferred Shares	5,693,267

Total Preferred Stocks (Cost $9,443,025)		12,164,224

Right (0.0%):
Oil, Gas & Consumable Fuels (0.0%):
230,940	Repsol SA*	128,644

Total Right (Cost $–)		128,644

Securities Held as Collateral for Securities on Loan (0.8%):
$4,694,018	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	4,694,018

Total Securities Held as Collateral for Securities on Loan (Cost $4,694,018)		4,694,018

Unaffiliated Investment Company (0.1%):
392,069	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	392,069

Total Unaffiliated Investment Company (Cost $392,069)		392,069

Total Investment Securities (Cost $534,228,525)(d) — 98.9%		573,861,386
Net other assets (liabilities) — 1.1%		6,636,809

Net Assets — 100.0%		$580,498,195

Percentages indicated are based on net assets as of June 30, 2013.

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $4,340,720.

(a)	Security issued in connection with a pending litigation settlement.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(c)	The rate represents the effective yield at June 30, 2013.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Australia	1.4%
Belgium	1.3%
Canada	0.9%
China	0.7%
Denmark	1.0%
Finland	1.0%
France	10.3%
Germany	9.8%
Hong Kong	4.5%
Ireland (Republic of)	1.1%
Japan	22.2%
Netherlands	3.7%
Republic of Korea (South)	1.4%
Spain	0.8%
Sweden	3.9%
Switzerland	8.8%
Taiwan	1.5%
United Kingdom	24.8%
United States	0.9%

100.0%

At June 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse First Boston	9/13/13	230,563	$214,885	$210,805	$4,080
British Pound	Barclays Bank	9/13/13	12,672,358	19,832,697	19,260,952	571,745
Canadian Dollar	Societe Generale	9/13/13	4,798,498	4,705,364	4,555,507	149,857
European Euro	Credit Suisse First Boston	9/13/13	1,689,950	2,229,161	2,200,198	28,963
European Euro	Royal Bank of Canada	9/13/13	6,810,648	9,079,166	8,866,992	212,174
Hong Kong Dollar	Societe Generale	9/13/13	103,963,000	13,396,871	13,408,785	(11,914)
Japanese Yen	Citigroup Global Markets	9/13/13	318,144,784	3,291,366	3,209,578	81,788
Japanese Yen	Credit Suisse First Boston	9/13/13	731,783,957	7,299,613	7,382,544	(82,931)
Japanese Yen	State Street Bank	9/13/13	176,083,008	1,807,908	1,776,399	31,509
Japanese Yen	Westpac Banking Corp.	9/13/13	229,719,502	2,401,040	2,317,507	83,533
Swedish Krona	Societe Generale	9/13/13	18,475,212	2,816,085	2,752,185	63,900
Swiss Franc	Citigroup Global Markets	9/13/13	1,264,501	1,370,385	1,340,060	30,325
Swiss Franc	Societe Generale	9/13/13	752,492	813,140	797,457	15,683
Swiss Franc	State Street Bank	9/13/13	1,793,681	1,920,902	1,900,861	20,041

				$71,178,583	$69,979,830	$1,198,753

Long Contracts:
Australian Dollar	ANZ	9/13/13	44,579,471	$42,129,829	$40,529,598	$(1,600,231)
British Pound	Westpac Banking Corp.	9/13/13	2,992,826	4,674,073	4,548,851	(125,222)
Japanese Yen	Westpac Banking Corp.	9/13/13	176,013,111	1,827,768	1,775,694	(52,074)
Norwegian Krone	Societe Generale	9/13/13	26,762,206	4,618,302	4,395,470	(222,832)
Singapore Dollar	UBS Warburg	9/13/13	12,439,280	9,919,207	9,818,676	(100,531)
Swiss Franc	Credit Suisse First Boston	9/13/13	7,268,954	7,598,310	7,703,305	104,995

				$70,767,489	$68,771,594	$(1,995,895)

At June 30, 2013, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen/Australian Dollar	BNP Paribas	289,663,180 JPY	3,192,514 AUD	$3,071,762	$3,091,519	$19,757

				$3,071,762	$3,091,519	$19,757

See accompanying notes to the financial statements.

4

AZL JPMorgan International Opportunities Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$534,228,525

Investment securities, at value*	$573,861,386
Interest and dividends receivable	1,643,539
Foreign currency, at value (cost $348,017)	341,056
Unrealized appreciation on forward currency contracts	1,567,868
Receivable for capital shares issued	253,636
Receivable for investments sold	14,094,637
Reclaims receivable	482,989
Prepaid expenses	4,494

Total Assets	592,249,605

Liabilities:
Unrealized depreciation on forward currency contracts	2,345,253
Payable for investments purchased	4,084,765
Payable for capital shares redeemed	464
Payable for collateral received on loaned securities	4,694,018
Manager fees payable	416,980
Administration fees payable	20,073
Distribution fees payable	122,642
Custodian fees payable	13,445
Administrative and compliance services fees payable	4,003
Trustee fees payable	13,675
Other accrued liabilities	36,092

Total Liabilities	11,751,410

Net Assets	$580,498,195

Net Assets Consist of:
Capital	$556,242,625
Accumulated net investment income/(loss)	21,456,247
Accumulated net realized gains/(losses) from investment transactions	(35,992,648)
Net unrealized appreciation/(depreciation) on investments	38,791,971

Net Assets	$580,498,195

Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,897,041
Net Asset Value (offering and redemption price per share)	$16.17

*	Includes securities on loan of $4,340,725

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$12,666,079
Interest	37
Income from securities lending	588,563
Foreign withholding tax	(1,497,522)

Total Investment Income	11,757,157

Expenses:
Manager fees	2,824,873
Administration fees	106,061
Distribution fees	743,386
Custodian fees	85,053
Administrative and compliance services fees	6,322
Trustee fees	15,699
Professional fees	19,722
Shareholder reports	18,970
Other expenses	10,161

Total expenses before reductions	3,830,247
Less expenses voluntarily waived/reimbursed by the Manager	(297,352)
Less expenses paid indirectly	(1,919)

Net expenses	3,530,976

Net Investment Income/(Loss)	8,226,181

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	938,733
Net realized gains/(losses) on forward currency contracts	(1,645,874)
Change in net unrealized appreciation/depreciation on investments	4,053,512

Net Realized/Unrealized Gains/(Losses) on Investments	3,346,371

Change in Net Assets Resulting From Operations	$11,572,552

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL JPMorgan International Opportunities Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$8,226,181	$9,856,648
Net realized gains/(losses) on investment transactions	(707,141)	(13,694,500)
Change in unrealized appreciation/depreciation on investments	4,053,512	90,210,731

Change in net assets resulting from operations	11,572,552	86,372,879

Dividends to Shareholders:
From net investment income	—	(8,519,620)

Change in net assets resulting from dividends to shareholders	—	(8,519,620)

Capital Transactions:
Proceeds from shares issued	23,582,184	133,521,756
Proceeds from dividends reinvested	—	8,519,620
Value of shares redeemed	(33,447,704)	(39,786,858)

Change in net assets resulting from capital transactions	(9,865,520)	102,254,518

Change in net assets	1,707,032	180,107,777
Net Assets:
Beginning of period	578,791,163	398,683,386

End of period	$580,498,195	$578,791,163

Accumulated net investment income/(loss)	$21,456,247	$13,230,066

Share Transactions:
Shares issued	1,428,000	8,985,901
Dividends reinvested	—	577,993
Shares redeemed	(2,043,112)	(2,753,072)

Change in shares	(615,112)	6,810,822

See accompanying notes to the financial statements.

6

AZL JPMorgan International Opportunities Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$15.85		$13.42	$15.62		$14.90	$12.77		$19.57

Investment Activities:
Net Investment Income/(Loss)	0.24		0.26	0.21		0.27	0.26		0.46
Net Realized and Unrealized Gains/(Losses) on Investments	0.08		2.44	(2.31)		0.61	3.06		(5.80)

Total from Investment Activities	0.32		2.70	(2.10)		0.88	3.32		(5.34)

Dividends to Shareholders From:
Net Investment Income	—		(0.27)	(0.10)		(0.07)	(1.19)		(0.34)
Net Realized Gains	—		—	—		(0.09)	—		(1.12)

Total Dividends	—		(0.27)	(0.10)		(0.16)	(1.19)		(1.46)

Net Asset Value, End of Period	$16.17		$15.85	$13.42		$15.62	$14.90		$12.77

Total Return(a)	2.02	%(b)	20.26%	(13.41)%		5.95%	26.32%		(28.56)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$580,498		$578,791	$398,683		$331,815	$362,547		$207,351
Net Investment Income/(Loss)(c)	2.77%		2.08%	1.88%		1.68%	1.51%		2.31%
Expenses Before Reductions(c)(d)	1.29%		1.30%	1.32%		1.33%	1.33%		1.35%
Expenses Net of Reductions(c)	1.19%		1.20%	1.21%		1.18%	1.26%		1.29%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.19%		1.20%	1.21%		1.18%	1.26%		1.30%
Portfolio Turnover Rate	26	%(b)	37%	128	%(f)	35%	30	%(g)	27%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Effective May 1, 2011, the Subadviser changed from Morgan Stanley Management, Inc. to J.P. Morgan Investment Management, Inc. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2011 as compared to prior years.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 153%.

See accompanying notes to the financial statements.

7

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL JPMorgan International Opportunities Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $24 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $58,325 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $147.9 million as of June 30, 2013. The monthly average amount for these contracts was $201.2 million for the period ended June 30, 2013.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Currency Contracts	Unrealized appreciation on forward currency contracts	$1,567,868	Unrealized depreciation on forward currency contracts	$2,345,253

9

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recongnized in Income

Foreign Currency Contracts	Net realized gains/(losses) on forward currency contracts/ change in unrealized apprection/depreciation on investments	$(1,645,874)	$(884,581)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL JPMorgan International Opportunities Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $4,064 was paid from the Fund relating to these fees and expenses.

10

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Commercial Banks	$6,575,195	$59,312,642	$—	$65,887,837
Electronic Equipment, Instruments & Components	8,556,229	10,620,528	—	19,176,757
Insurance	5,291,069	15,190,595	—	20,481,664
Metals & Mining	4,981,940	6,782,057	—	11,763,997
All Other Common Stocks+	—	439,172,176	—	439,172,176
Preferred Stocks+	—	12,164,224	—	12,164,224
Right+	128,644	—	—	128,644
Securities Held as Collateral for Securities on Loan	—	4,694,018	—	4,694,018
Unaffiliated Investment Company	392,069	—	—	392,069

Total Investment Securities	25,925,146	547,936,240	—	573,861,386

Other Financial Instruments:*
Forward Currency Contracts	—	(930,983)	—	(930,983)

Total Investments	$25,925,146	$547,005,257	$—	$572,930,403

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

11

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan International Opportunities Fund	$150,095,688	$152,823,529

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $536,486,735. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$72,343,473
Unrealized depreciation	(34,968,822)

Net unrealized appreciation depreciation	$37,374,651

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2015	Expires 12/31/2016	Expires 12/31/2018
AZL JPMorgan International Opportunities Fund	$4,478,674	$6,813,930	$3,127,390

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL JPMorgan International Opportunities Fund	$15,238,719	$4,200,296	$19,439,015.00

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL JPMorgan International Opportunities Fund	$8,519,620	$—	$8,519,620

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

12

AZL JPMorgan International Opportunities Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL JPMorgan International Opportunities Fund	$13,943,092	$—	$(33,859,009)	$32,598,935	$12,683,018

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® JPMorgan U.S. Equity Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL JPMorgan U.S. Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL JPMorgan U.S. Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,149.30	$5.49	1.03%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	19.4%
Consumer Discretionary	17.9
Financials	14.8
Health Care	13.9
Energy	10.8
Industrials	10.7
Consumer Staples	8.0
Materials	2.2
Utilities	1.1
Telecommunication Services	0.8

Total Common Stock	99.6
Securities Held as Collateral for Securities on Loan	0.4
Unaffiliated Investment Company	0.3

Total Investment Securities	100.3
Net other assets (liabilities)	(0.3)

Net Assets	100.0%

1

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (4.4%):
94,915	Honeywell International, Inc.	$7,530,556
126,150	United Technologies Corp.	11,724,381

		19,254,937

Airlines (0.6%):
103,037	Delta Air Lines, Inc.*	1,927,823
24,874	United Continental Holdings, Inc.*	778,307

		2,706,130

Auto Components (1.1%):
136,075	Johnson Controls, Inc.	4,870,124

Automobiles (2.1%):
31,575	Ford Motor Co.	488,465
254,231	General Motors Co.*	8,468,435

		8,956,900

Beverages (2.2%):
142,054	Coca-Cola Co. (The)	5,697,786
46,122	PepsiCo, Inc.	3,772,318

		9,470,104

Biotechnology (3.1%):
10,645	Alexion Pharmaceuticals, Inc.*	981,895
29,942	Biogen Idec, Inc.*	6,443,519
6,680	BioMarin Pharmaceutical, Inc.*	372,677
24,895	Celgene Corp.*	2,910,474
16,667	Onyx Pharmaceuticals, Inc.*	1,447,029
19,437	Vertex Pharmaceuticals, Inc.*	1,552,433

		13,708,027

Building Products (0.5%):
101,065	Masco Corp.	1,969,757

Capital Markets (3.6%):
34,819	Ameriprise Financial, Inc.	2,816,161
13,310	Goldman Sachs Group, Inc. (The)	2,013,138
111,978	Invesco, Ltd.	3,560,900
154,990	Morgan Stanley	3,786,406
32,359	State Street Corp.	2,110,130
49,536	TD Ameritrade Holding Corp.	1,203,229

		15,489,964

Chemicals (2.0%):
22,252	Air Products & Chemicals, Inc.	2,037,616
52,208	Axiall Corp.	2,223,017
100,443	Dow Chemical Co. (The)	3,231,251
25,870	Methanex Corp.	1,106,977

		8,598,861

Commercial Banks (2.6%):
18,746	BB&T Corp.	635,114
15,056	East West Bancorp, Inc.	414,040
22,032	Huntington Bancshares, Inc.	173,612
6,743	PNC Financial Services Group, Inc.	491,700
235,337	Wells Fargo & Co.	9,712,358

		11,426,824

Communications Equipment (2.7%):
294,712	Cisco Systems, Inc.	7,164,449
74,091	QUALCOMM, Inc.	4,525,478

		11,689,927

Shares		Fair Value
Common Stocks, continued
Computers & Peripherals (2.8%):
27,119	Apple, Inc.	$10,741,294
61,665	Hewlett-Packard Co.	1,529,292

		12,270,586

Construction & Engineering (1.1%):
83,397	Fluor Corp.	4,946,276

Consumer Finance (1.0%):
12,978	American Express Co.	970,235
53,119	Capital One Financial Corp.	3,336,405

		4,306,640

Diversified Financial Services (3.8%):
565,160	Bank of America Corp.	7,267,958
124,923	Citigroup, Inc.	5,992,556
3,705	CME Group, Inc.	281,506
16,498	IntercontinentalExchange, Inc.*	2,932,684

		16,474,704

Diversified Telecommunication Services (0.8%):
68,199	Verizon Communications, Inc.	3,433,138

Electric Utilities (0.9%):
33,865	Edison International	1,630,938
28,330	NextEra Energy, Inc.	2,308,329

		3,939,267

Electrical Equipment (0.4%):
30,960	Emerson Electric Co.	1,688,558

Energy Equipment & Services (3.7%):
19,318	Cameron International Corp.*	1,181,489
27,821	Ensco plc, Class A, ADR	1,616,957
185,504	Schlumberger, Ltd.	13,293,217

		16,091,663

Food & Staples Retailing (1.1%):
84,122	CVS Caremark Corp.	4,810,096

Food Products (2.1%):
45,528	Archer-Daniels-Midland Co.	1,543,854
42,262	General Mills, Inc.	2,050,975
24,598	Kellogg Co.	1,579,930
137,497	Mondelez International, Inc., Class A	3,922,789

		9,097,548

Health Care Equipment & Supplies (1.0%):
41,709	Covidien plc	2,620,994
3,372	Intuitive Surgical, Inc.*	1,708,188

		4,329,182

Health Care Providers & Services (3.3%):
53,268	Cardinal Health, Inc.	2,514,250
14,271	DaVita, Inc.*	1,723,937
19,764	Humana, Inc.	1,667,686
131,812	UnitedHealth Group, Inc.	8,631,049

		14,536,922

Health Care Technology (0.1%):
4,750	Cerner Corp.*	456,428

Continued

2

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.0%):
34,013	McDonald’s Corp.	$3,367,287
56,639	Royal Caribbean Cruises, Ltd.	1,888,344
50,426	Yum! Brands, Inc.	3,496,539

		8,752,170

Household Durables (0.7%):
31,744	Lennar Corp.	1,144,054
604	NVR, Inc.*	556,888
42,771	PulteGroup, Inc.*	811,366
13,465	Toll Brothers, Inc.*	439,363

		2,951,671

Household Products (1.5%):
25,743	Colgate-Palmolive Co.	1,474,816
65,991	Procter & Gamble Co. (The)	5,080,648

		6,555,464

Insurance (3.8%):
101,340	ACE, Ltd.	9,067,903
24,323	Aon plc	1,565,185
13,217	Hartford Financial Services Group, Inc. (The)	408,670
113,159	MetLife, Inc.	5,178,155

		16,219,913

Internet & Catalog Retail (1.5%):
13,635	Amazon.com, Inc.*	3,786,303
14,102	Expedia, Inc.	848,235
2,099	Priceline.com, Inc.*	1,736,146

		6,370,684

Internet Software & Services (3.9%):
48,137	eBay, Inc.*	2,489,646
14,912	Google, Inc., Class A*	13,128,077
6,680	LinkedIn Corp., Class A*	1,191,044

		16,808,767

IT Services (1.4%):
2,757	Alliance Data Systems Corp.*^	499,100
9,309	Cognizant Technology Solutions Corp., Class A*	582,836
32,444	Genpact, Ltd.	624,223
2,608	MasterCard, Inc., Class A	1,498,296
17,028	Visa, Inc., Class A	3,111,867

		6,316,322

Life Sciences Tools & Services (0.2%):
4,517	Mettler-Toledo International, Inc.*	908,820

Machinery (1.5%):
104,712	PACCAR, Inc.	5,618,846
11,769	SPX Corp.	847,133

		6,465,979

Media (5.7%):
179,164	Comcast Corp., Class A	7,503,388
50,787	DISH Network Corp., Class A	2,159,463
9,394	Time Warner Cable, Inc.	1,056,637
247,006	Time Warner, Inc.	14,281,888

		25,001,376

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.2%):
79,774	Alcoa, Inc.	$623,832
26,697	Walter Energy, Inc.^	277,649

		901,481

Multiline Retail (0.6%):
40,460	Target Corp.	2,786,076

Multi-Utilities (0.2%):
15,035	NiSource, Inc.	430,602
22,160	Xcel Energy, Inc.	628,015

		1,058,617

Oil, Gas & Consumable Fuels (7.1%):
23,283	Anadarko Petroleum Corp.	2,000,708
38,551	Apache Corp.	3,231,730
20,654	Cheniere Energy, Inc.*	573,355
46,334	Chevron Corp.	5,483,166
26,061	ConocoPhillips	1,576,691
16,816	EOG Resources, Inc.	2,214,331
64,358	Exxon Mobil Corp.	5,814,744
12,554	Marathon Petroleum Corp.	892,087
46,631	Occidental Petroleum Corp.	4,160,884
37,449	Phillips 66	2,206,121
68,769	Williams Cos., Inc. (The)	2,232,929

		30,386,746

Pharmaceuticals (6.2%):
5,124	Allergan, Inc.	431,646
129,140	Bristol-Myers Squibb Co.	5,771,266
200,093	Johnson & Johnson Co.	17,179,984
85,797	Merck & Co., Inc.	3,985,271

		27,368,167

Road & Rail (1.9%):
192,438	CSX Corp.	4,462,637
30,939	Norfolk Southern Corp.	2,247,718
10,603	Union Pacific Corp.	1,635,831

		8,346,186

Semiconductors & Semiconductor Equipment (4.9%):
36,482	Altera Corp.	1,203,541
167,162	Applied Materials, Inc.	2,492,385
7,184	ASML Holding NV, NYS	568,254
187,524	Avago Technologies, Ltd.	7,009,647
57,997	Broadcom Corp., Class A	1,957,979
61,664	Freescale Semiconductor Holdings I, Ltd.*^	835,547
22,427	KLA-Tencor Corp.	1,249,857
99,008	Lam Research Corp.*	4,390,014
83,061	ON Semiconductor Corp.*	671,133
30,432	Xilinx, Inc.	1,205,412

		21,583,769

Software (3.7%):
21,205	Adobe Systems, Inc.*	966,100
22,414	Citrix Systems, Inc.*	1,352,237
264,642	Microsoft Corp.	9,138,088
144,278	Oracle Corp.	4,432,220
1,818	Splunk, Inc.*	84,282

		15,972,927

Continued

3

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialty Retail (3.4%):
7,422	AutoZone, Inc.*	$3,144,627
63,192	Home Depot, Inc. (The)	4,895,484
70,444	Lowe’s Cos., Inc.	2,881,160
25,425	Ross Stores, Inc.	1,647,794
48,242	TJX Cos., Inc. (The)	2,414,995

		14,984,060

Textiles, Apparel & Luxury Goods (0.8%):
17,822	Lululemon Athletica, Inc.*^	1,167,698
13,062	V.F. Corp.	2,521,750

		3,689,448

Tobacco (1.1%):
56,893	Philip Morris International, Inc.	4,928,072

Trading Companies & Distributors (0.3%):
4,814	W.W. Grainger, Inc.	1,213,995

Total Common Stocks (Cost $346,022,291)		434,093,273

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.4%):
$1,918,693	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$1,918,693

Total Securities Held as Collateral for Securities on Loan (Cost $1,918,693)		1,918,693

Unaffiliated Investment Company (0.3%):
1,136,220	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	1,136,220

Total Unaffiliated Investment Company (Cost $1,136,220)		1,136,220

Total Investment Securities (Cost $349,077,204)(c) — 100.3%		437,148,186
Net other assets (liabilities) — (0.3)%		(1,624,859)

Net Assets — 100.0%		$435,523,327

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American	Depositary Receipt

NYS—New	York Shares

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $1,848,516.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Bermuda	0.3%
Canada	0.5%
Ireland (Republic of)	0.6%
Liberia	0.4%
Netherlands	3.2%
Singapore	1.6%
Switzerland	2.1%
United Kingdom	0.7%
United States	90.6%

100.0%

Securities Sold Short (0.0%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Depreciation
Mallinckrodt plc	$(201,613)	$(213,158)	$(11,545)

	$(201,613)	$(213,158)	$(11,545)

See accompanying notes to the financial statements.

4

AZL JPMorgan U.S. Equity Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$349,077,204

Investment securities, at value*	$437,148,186
Interest and dividends receivable	413,487
Receivable for investments sold	4,377,874
Prepaid expenses	2,721

Total Assets	441,942,268

Liabilities:
Payable for investments purchased	3,761,619
Payable for capital shares redeemed	122,667
Payable for collateral received on loaned securities	1,918,693
Securities sold short (Proceeds received $201,613)	213,158
Manager fees payable	261,300
Administration fees payable	14,421
Distribution fees payable	91,854
Custodian fees payable	2,973
Administrative and compliance services fees payable	2,616
Trustee fees payable	8,937
Other accrued liabilities	20,703

Total Liabilities	6,418,941

Net Assets	$435,523,327

Net Assets Consist of:
Capital	$481,717,770
Accumulated net investment income/(loss)	6,137,307
Accumulated net realized gains/(losses) from investment transactions	(140,391,187)
Net unrealized appreciation/(depreciation) on investments	88,059,437

Net Assets	$435,523,327

Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,366,909
Net Asset Value (offering and redemption price per share)	$12.31

*	Includes securities on loan of $1,848,516

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$4,026,442
Income from securities lending	16,962

Total Investment Income	4,043,404

Expenses:
Manager fees	1,715,109
Administration fees	69,768
Distribution fees	535,970
Custodian fees	21,934
Administrative and compliance services fees	4,750
Trustee fees	11,746
Professional fees	14,944
Shareholder reports	12,119
Other expenses	5,409

Total expenses before reductions	2,391,749
Less expenses voluntarily waived/reimbursed by the Manager	(189,593)
Less expenses paid indirectly	(28,659)

Net expenses	2,173,497

Net Investment Income/(Loss)	1,869,907

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	28,752,585
Net realized gains/(losses) on futures contracts	147,820
Change in net unrealized appreciation/depreciation on investments	27,411,692

Net Realized/Unrealized Gains/(Losses) on Investments	56,312,097

Change in Net Assets Resulting From Operations	$58,182,004

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL JPMorgan U.S. Equity Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,869,907	$4,272,697
Net realized gains/(losses) on investment transactions	28,900,405	21,122,061
Change in unrealized appreciation/depreciation on investments	27,411,692	30,428,643

Change in net assets resulting from operations	58,182,004	55,823,401

Dividends to Shareholders:
From net investment income	—	(2,890,566)

Change in net assets resulting from dividends to shareholders	—	(2,890,566)

Capital Transactions:
Proceeds from shares issued	20,799,444	60,259,051
Proceeds from dividends reinvested	—	2,890,566
Value of shares redeemed	(37,183,369)	(34,633,820)

Change in net assets resulting from capital transactions	(16,383,925)	28,515,797

Change in net assets	41,798,079	81,448,632
Net Assets:
Beginning of period	393,725,248	312,276,616

End of period	$435,523,327	$393,725,248

Accumulated net investment income/(loss)	$6,137,307	$4,267,400

Share Transactions:
Shares issued	1,766,567	5,919,940
Dividends reinvested	—	271,415
Shares redeemed	(3,111,850)	(3,361,647)

Change in shares	(1,345,283)	2,829,708

See accompanying notes to the financial statements.

6

AZL JPMorgan U.S. Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$10.72		$9.22	$9.50	$8.46	$6.35	$12.42

Investment Activities:
Net Investment Income/(Loss)	0.06		0.11	0.09	0.07	— (a)	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	1.53		1.47	(0.30)	1.02	2.14	(4.51)

Total from Investment Activities	1.59		1.58	(0.21)	1.09	2.14	(4.41)

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	(0.07)	(0.05)	(0.03)	(0.11)
Net Realized Gains	—		—	—	—	—	(1.55)

Total Dividends	—		(0.08)	(0.07)	(0.05)	(0.03)	(1.66)

Net Asset Value, End of Period	$12.31		$10.72	$9.22	$9.50	$8.46	$6.35

Total Return(b)	14.93	%(c)	17.13%	(2.20)%	12.97%	33.71%	(38.68)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$435,523		$393,725	$312,277	$325,037	$301,111	$63,203
Net Investment Income/(Loss)(d)	0.87%		1.16%	0.90%	0.79%	0.97%	0.79%
Expenses Before Reductions(d)(e)	1.11%		1.12%	1.13%	1.13%	1.20%	1.30%
Expenses Net of Reductions(d)	1.01%		1.03%	1.08%	1.08%	1.15%	1.22%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.03%		1.04%	1.08%	1.08%	1.15%	1.22%
Portfolio Turnover Rate	44	%(c)	71%	81%	86%	103%	125%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL JPMorgan U.S. Equity Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $3 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,678 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of June 30, 2013, the Fund did not hold any futures contracts. The monthly average gross notional amount for these contracts was $1.3 million for the period ended June 30, 2013.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

9

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$147,820	$10,002

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL JPMorgan U.S. Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.75% on the first $100 million of assets and 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,855 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each

10

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$434,093,273	$—	$—	$434,093,273
Securities Held as Collateral for Securities on Loan	—	1,918,693	—	1,918,693
Unaffiliated Investment Company	1,136,220	—	—	1,136,220

Total Investment Securities	435,229,492	1,918,693	—	437,148,186

Securities Sold Short	—	(11,545)	—	(11,545)

Total Investments	$435,229,492	$1,907,148	$—	$437,136,641

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan U.S. Equity Fund	$185,570,298	$195,442,865

11

AZL JPMorgan U.S. Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $354,527,342. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$89,673,038
Unrealized depreciation	(7,052,194)

Net unrealized appreciation depreciation	$82,620,844

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2015	Expires 12/31/2016	Expires 12/31/2017
AZL JPMorgan U.S. Equity Fund	$23,277,290	$125,099,163	$13,967,218

During the year ended December 31, 2012, the Fund utilized $20,883,751 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL JPMorgan U.S. Equity Fund	$2,890,566	$—	$2,890,566

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL JPMorgan U.S. Equity Fund	$4,265,543	$—	$(162,343,671)	$53,701,681	$(104,376,447)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® MFS Investors Trust Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Investors Trust Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Investors Trust Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MFS Investors Trust Fund	$1,000.00	$1,122.80	$5.42	1.03%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MFS Investors Trust Fund	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	19.4%
Financials	15.8
Health Care	13.5
Industrials	12.6
Consumer Discretionary	12.3
Consumer Staples	10.1
Energy	9.7
Materials	3.4
Utilities	2.6

Total Common Stock	99.4
Unaffiliated Investment Company	0.6

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (5.4%):
83,240	Honeywell International, Inc.	$6,604,262
28,143	Precision Castparts Corp.	6,360,599
67,094	United Technologies Corp.	6,235,716

		19,200,577

Air Freight & Logistics (1.0%):
39,780	United Parcel Service, Inc., Class B	3,440,174

Auto Components (0.6%):
42,010	Delphi Automotive plc	2,129,487

Automobiles (0.4%):
16,828	Bayerische Motoren Werke AG (BMW)	1,470,017

Beverages (1.9%):
115,379	Diageo plc	3,308,910
29,415	Heineken NV	1,869,779
17,123	Pernod Ricard SA	1,897,675

		7,076,364

Biotechnology (1.2%):
16,491	Celgene Corp.*	1,927,963
44,658	Gilead Sciences, Inc.*	2,286,936

		4,214,899

Capital Markets (4.9%):
24,213	BlackRock, Inc., Class A	6,219,108
10,431	Franklin Resources, Inc.	1,418,825
39,364	Goldman Sachs Group, Inc. (The)	5,953,805
72,520	Morgan Stanley	1,771,664
31,552	State Street Corp.	2,057,506

		17,420,908

Chemicals (3.4%):
44,460	Celanese Corp., Series A	1,991,808
26,900	FMC Corp.	1,642,514
18,383	Linde AG	3,422,619
29,732	Praxair, Inc.	3,423,937
9,637	Sherwin Williams Co.	1,701,894

		12,182,772

Commercial Banks (2.0%):
173,832	Wells Fargo & Co.	7,174,047

Computers & Peripherals (5.8%):
20,792	Apple, Inc.	8,235,296
297,339	EMC Corp.	7,023,148
218,530	Hewlett-Packard Co.	5,419,544

		20,677,988

Construction & Engineering (0.8%):
50,190	Fluor Corp.	2,976,769

Consumer Finance (1.8%):
87,980	American Express Co.	6,577,385

Diversified Financial Services (3.9%):
279,098	Bank of America Corp.	3,589,200
199,030	JPMorgan Chase & Co.	10,506,794

		14,095,994

Electric Utilities (0.9%):
74,999	American Electric Power Co., Inc.	3,358,455

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (3.5%):
47,680	Cameron International Corp.*	$2,916,109
71,770	Dresser-Rand Group, Inc.*	4,304,764
48,411	National-Oilwell Varco, Inc.	3,335,518
32,515	Schlumberger, Ltd.	2,330,025

		12,886,416

Food Products (3.1%):
70,500	Danone SA	5,286,972
34,746	General Mills, Inc.	1,686,223
141,550	Mondelez International, Inc., Class A	4,038,422

		11,011,617

Health Care Equipment & Supplies (4.4%):
31,327	Baxter International, Inc.	2,170,021
93,990	Covidien plc	5,906,332
117,712	St. Jude Medical, Inc.	5,371,198
35,320	Stryker Corp.	2,284,498

		15,732,049

Hotels, Restaurants & Leisure (1.3%):
48,512	McDonald’s Corp.	4,802,688

Household Products (3.9%):
50,897	Colgate-Palmolive Co.	2,915,889
101,376	Procter & Gamble Co. (The)	7,804,938
42,902	Reckitt Benckiser Group plc	3,040,829

		13,761,656

Industrial Conglomerates (2.7%):
153,258	Danaher Corp.	9,701,231

Insurance (1.8%):
73,270	ACE, Ltd.	6,556,200

Internet Software & Services (2.4%):
21,790	Facebook, Inc., Class A*	541,699
9,267	Google, Inc., Class A*	8,158,389

		8,700,088

IT Services (6.2%):
60,065	Accenture plc, Class A	4,322,277
48,770	Cognizant Technology Solutions Corp., Class A*	3,053,490
63,400	Fidelity National Information Services, Inc.	2,716,056
8,407	MasterCard, Inc., Class A	4,829,822
39,532	Visa, Inc., Class A	7,224,472

		22,146,117

Life Sciences Tools & Services (1.5%):
65,370	Thermo Fisher Scientific, Inc.	5,532,263

Machinery (0.9%):
39,900	Stanley Black & Decker, Inc.	3,084,270

Media (4.2%):
101,820	Comcast Corp., Class A	4,264,222
102,630	News Corp., Class A	3,345,738
116,937	Walt Disney Co. (The)	7,384,571

		14,994,531

Multiline Retail (2.3%):
60,407	Kohl’s Corp.	3,051,158
76,818	Target Corp.	5,289,687

		8,340,845

Continued

2

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (1.7%):
138,260	CMS Energy Corp.	$3,756,524
54,298	Wisconsin Energy Corp.	2,225,675

		5,982,199

Oil, Gas & Consumable Fuels (6.2%):
48,689	Chevron Corp.	5,761,856
32,229	EOG Resources, Inc.	4,243,915
90,401	Exxon Mobil Corp.	8,167,731
45,292	Occidental Petroleum Corp.	4,041,405

		22,214,907

Pharmaceuticals (6.4%):
39,030	Bristol-Myers Squibb Co.	1,744,251
103,529	Johnson & Johnson Co.	8,888,999
316,650	Pfizer, Inc.	8,869,367
41,200	Valeant Pharmaceuticals International, Inc.*	3,546,496

		23,049,113

Real Estate Investment Trusts (REITs) (1.4%):
67,154	American Tower Corp.	4,913,658

Road & Rail (1.1%):
39,390	Canadian National Railway Co.	3,831,465

Semiconductors & Semiconductor Equipment (2.7%):
122,080	Altera Corp.	4,027,419
149,611	Microchip Technology, Inc.	5,573,010

		9,600,429

Shares		Fair Value
Common Stocks, continued
Software (2.3%):
41,510	Autodesk, Inc.*	$1,408,849
30,310	Citrix Systems, Inc.*	1,828,602
157,995	Oracle Corp.	4,853,607

		8,091,058

Specialty Retail (0.5%):
25,390	Tiffany & Co.	1,849,408

Textiles, Apparel & Luxury Goods (3.0%):
21,047	LVMH Moet Hennessy Louis Vuitton SA	3,388,962
55,966	Nike, Inc., Class B	3,563,915
21,392	V.F. Corp.	4,129,939

		11,082,816

Tobacco (1.2%):
49,824	Philip Morris International, Inc.	4,315,755

Trading Companies & Distributors (0.7%):
10,143	W.W. Grainger, Inc.	2,557,862

Total Common Stocks (Cost $260,635,529)		356,734,477

Unaffiliated Investment Company (0.6%):
2,058,222	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	2,058,222

Total Unaffiliated Investment Company (Cost $2,058,222)		2,058,222

Total Investment Securities (Cost $262,693,751)(b) — 100.0%		358,792,699
Net other assets (liabilities) — 0.0%		(16,274)

Net Assets — 100.0%		$358,776,425

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.

(a)	The rate represents the effective yield at June 30, 2013.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Canada	2.1%
France	2.9%
Germany	1.4%
Ireland (Republic of)	2.9%
Netherlands	1.1%
Switzerland	1.8%
United Kingdom	2.4%
United States	85.4%

100.0%

See accompanying notes to the financial statements.

3

AZL MFS Investors Trust Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$262,693,751

Investment securities, at value	$358,792,699
Interest and dividends receivable	297,413
Foreign currency, at value (cost $14,060)	14,060
Receivable for capital shares issued	120
Reclaims receivable	11,123
Prepaid expenses	2,146

Total Assets	359,117,561

Liabilities:
Payable for capital shares redeemed	3,981
Manager fees payable	216,302
Administration fees payable	12,491
Distribution fees payable	75,783
Custodian fees payable	1,474
Administrative and compliance services fees payable	2,384
Trustee fees payable	8,144
Other accrued liabilities	20,577

Total Liabilities	341,136

Net Assets	$358,776,425

Net Assets Consist of:
Capital	$266,370,544
Accumulated net investment income/(loss)	4,581,367
Accumulated net realized gains/(losses) from investment transactions	(8,274,652)
Net unrealized appreciation/(depreciation) on investments	96,099,166

Net Assets	$358,776,425

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,613,272
Net Asset Value (offering and redemption price per share)	$18.29

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$3,347,510
Income from securities lending	30,479
Foreign withholding tax	(64,787)

Total Investment Income	3,313,202

Expenses:
Manager fees	1,336,395
Administration fees	58,694
Distribution fees	445,465
Custodian fees	10,756
Administrative and compliance services fees	4,136
Trustee fees	10,231
Professional fees	13,022
Shareholder reports	12,361
Other expenses	4,416

Total expenses before reductions	1,895,476
Less expenses voluntarily waived/reimbursed by the Manager	(64,300)
Less expenses paid indirectly	(3,858)

Net expenses	1,827,318

Net Investment Income/(Loss)	1,485,884

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	9,625,804
Change in net unrealized appreciation/depreciation on investments	29,031,880

Net Realized/Unrealized Gains/(Losses) on Investments	38,657,684

Change in Net Assets Resulting From Operations	$40,143,568

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL MFS Investors Trust Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,485,884	$3,096,989
Net realized gains/(losses) on investment transactions	9,625,804	13,970,002
Change in unrealized appreciation/depreciation on investments	29,031,880	34,669,478

Change in net assets resulting from operations	40,143,568	51,736,469

Dividends to Shareholders:
From net investment income	—	(2,217,543)

Change in net assets resulting from dividends to shareholders	—	(2,217,543)

Capital Transactions:
Proceeds from shares issued	15,589,037	36,908,970
Proceeds from dividends reinvested	—	2,217,543
Value of shares redeemed	(23,448,096)	(34,489,096)

Change in net assets resulting from capital transactions	(7,859,059)	4,637,417

Change in net assets	32,284,509	54,156,343
Net Assets:
Beginning of period	326,491,916	272,335,573

End of period	$358,776,425	$326,491,916

Accumulated net investment income/(loss)	$4,581,367	$3,095,483

Share Transactions:
Shares issued	880,446	2,404,738
Dividends reinvested	—	138,596
Shares redeemed	(1,303,674)	(2,252,526)

Change in shares	(423,228)	290,808

See accompanying notes to the financial statements.

5

AZL MFS Investors Trust Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$16.29		$13.79	$14.20	$12.81		$8.44	$14.85

Investment Activities:
Net Investment Income/(Loss)	0.08		0.15	0.12	0.10		0.02	— (a)
Net Realized and Unrealized Gains/(Losses) on Investments	1.92		2.46	(0.44)	1.31		4.35	(5.77)

Total from Investment Activities	2.00		2.61	(0.32)	1.41		4.37	(5.77)

Dividends to Shareholders From:
Net Investment Income	—		(0.11)	(0.09)	(0.02)		— (a)	(0.01)
Net Realized Gains	—		—	—	—		—	(0.63)

Total Dividends	—		(0.11)	(0.09)	(0.02)		— (a)	(0.64)

Net Asset Value, End of Period	$18.29		$16.29	$13.79	$14.20		$12.81	$8.44

Total Return(b)	12.28	%(c)	18.95%	(2.22)%	11.01%		51.80%	(40.11)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$358,776		$326,492	$272,336	$314,596		$354,622	$272,746
Net Investment Income/(Loss)(d)	0.83%		1.01%	0.79%	0.62%		0.15%	0.02%
Expenses Before Reductions(d)(e)	1.06%		1.07%	1.09%	1.10%		1.10%	1.11%
Expenses Net of Reductions(d)	1.02%		1.03%	1.05%	1.06%		1.04%	1.03%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.03%		1.03%	1.05%	1.06%		1.07%	1.08%
Portfolio Turnover Rate	12	%(c)	31%	22%	21	%(g)	193%	144%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Effective October 26, 2009, the Subadviser changed from Jennison Associates LLC to Massachusetts Financial Services Company (“MFS”). Implementation of MFS’ investment strategy has contributed to a lower portfolio turnover rate for the year ended December 31, 2010 as compared to prior years.

See accompanying notes to the financial statements.

6

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MFS Investors Trust Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,962 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

8

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Investors Trust Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,370 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

9

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks:
Automobiles	$—	$1,470,017	$—	$1,470,017
Beverages	—	7,076,364	—	7,076,364
Chemicals	8,760,153	3,422,619	—	12,182,772
Food Products	5,724,645	5,286,972	—	11,011,617
Household Products	10,720,827	3,040,829	—	13,761,656
Textiles, Apparel & Luxury Goods	7,693,854	3,388,962	—	11,082,816
All Other Common Stocks+	300,149,235	—	—	300,149,235
Unaffiliated Investment Company	2,058,222	—	—	2,058,222

Total Investment Securities	$335,106,936	$23,685,763	$—	$358,792,699

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Investors Trust Fund	$41,516,785	$46,545,722

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $263,878,856. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$98,550,862
Unrealized depreciation	(3,637,019)

Net unrealized appreciation depreciation	$94,913,843

10

AZL MFS Investors Trust Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2016	Expires 12/31/2017
AZL MFS Investors Trust Fund	$3,809,870	$12,881,114

During the year ended December 31, 2012, the Fund utilized $14,253,438 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Investors Trust Fund	$2,217,543	$—	$2,217,543

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Investors Trust Fund	$3,095,524	$67,531	$(16,690,984)	$65,790,242	$52,262,313

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® MFS Value Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MFS Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MFS Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MFS Value Fund	$1,000.00	$1,163.70	$5.47	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL MFS Value Fund	$1,000.00	$1,019.74	$5.11	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	21.0%
Industrials	17.3
Consumer Staples	14.6
Health Care	14.1
Consumer Discretionary	11.3
Information Technology	7.7
Energy	6.5
Telecommunication Services	3.6
Materials	2.5
Utilities	0.4

Total Common Stock and Convertible Preferred Stock	99.0
Unaffiliated Investment Company	0.8
Securities Held as Collateral for Securities on Loan	0.3

Total Investment Securities	100.1
Net other assets (liabilities)	(0.1)

Net Assets	100.0%

1

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (8.2%):
112,410	Honeywell International, Inc.	$8,918,609
152,320	Lockheed Martin Corp.	16,520,626
56,050	Northrop Grumman Corp.	4,640,940
97,290	United Technologies Corp.	9,042,133

		39,122,308

Air Freight & Logistics (1.6%):
88,090	United Parcel Service, Inc., Class B	7,618,023

Auto Components (1.6%):
64,390	Delphi Automotive plc	3,263,929
119,460	Johnson Controls, Inc.	4,275,474

		7,539,403

Automobiles (0.2%):
31,210	General Motors Co.*	1,039,605

Beverages (2.7%):
45,230	Coca-Cola Enterprises, Inc.	1,590,287
266,550	Diageo plc	7,644,284
43,880	Dr Pepper Snapple Group, Inc.	2,015,408
20,120	PepsiCo, Inc.	1,645,615

		12,895,594

Capital Markets (6.1%):
236,030	Bank of New York Mellon Corp. (The)	6,620,642
16,560	BlackRock, Inc., Class A	4,253,436
25,867	Franklin Resources, Inc.	3,518,429
65,652	Goldman Sachs Group, Inc. (The)	9,929,865
73,840	State Street Corp.	4,815,106

		29,137,478

Chemicals (2.5%):
48,890	Air Products & Chemicals, Inc.	4,476,857
49,832	PPG Industries, Inc.	7,295,903

		11,772,760

Commercial Banks (3.3%):
48,020	PNC Financial Services Group, Inc.	3,501,618
300,710	Wells Fargo & Co.	12,410,302

		15,911,920

Commercial Services & Supplies (1.0%):
148,380	Tyco International, Ltd.	4,889,121

Computers & Peripherals (0.2%):
40,950	Hewlett-Packard Co.	1,015,560

Construction & Engineering (0.1%):
10,690	Fluor Corp.	634,024

Diversified Financial Services (4.4%):
329,540	JPMorgan Chase & Co.	17,396,416
43,750	Moody’s Corp.	2,665,688
31,903	NASDAQ OMX Group, Inc. (The)	1,046,099

		21,108,203

Diversified Telecommunication Services (2.4%):
216,170	AT&T, Inc.	7,652,419
78,610	Verizon Communications, Inc.	3,957,227

		11,609,646

Shares		Fair Value
Common Stocks, continued
Electric Utilities (0.2%):
26,600	PPL Corp.	$804,916

Electrical Equipment (0.9%):
65,960	Eaton Corp. plc	4,340,828

Food & Staples Retailing (1.6%):
136,680	CVS Caremark Corp.	7,815,362

Food Products (4.4%):
62,539	Danone SA	4,689,957
152,060	General Mills, Inc.	7,379,472
12,880	J.M. Smucker Co. (The)	1,328,572
26,380	Kellogg Co.	1,694,387
88,270	Nestle SA, Registered Shares	5,774,954

		20,867,342

Health Care Equipment & Supplies (2.5%):
9,780	Becton, Dickinson & Co.	966,557
23,040	Covidien plc	1,447,834
107,800	Medtronic, Inc.	5,548,466
84,040	St. Jude Medical, Inc.	3,834,745

		11,797,602

Health Care Providers & Services (1.0%):
40,100	Express Scripts Holding Co.*	2,473,769
36,120	Quest Diagnostics, Inc.	2,189,956

		4,663,725

Hotels, Restaurants & Leisure (0.7%):
34,068	McDonald’s Corp.	3,372,732

Household Products (0.6%):
35,960	Procter & Gamble Co. (The)	2,768,560

Industrial Conglomerates (3.1%):
81,795	3M Co.	8,944,283
90,570	Danaher Corp.	5,733,081

		14,677,364

Insurance (7.2%):
58,610	ACE, Ltd.	5,244,423
69,080	Aon plc	4,445,298
38,060	Chubb Corp. (The)	3,221,779
210,200	MetLife, Inc.	9,618,753
83,140	Prudential Financial, Inc.	6,071,714
75,410	Travelers Cos., Inc. (The)	6,026,767

		34,628,734

IT Services (5.6%):
123,390	Accenture plc, Class A	8,879,144
17,590	Fidelity National Information Services, Inc.	753,556
26,410	Fiserv, Inc.*	2,308,498
50,302	International Business Machines Corp.	9,613,215
3,361	MasterCard, Inc., Class A	1,930,895
204,890	Western Union Co.	3,505,668

		26,990,976

Leisure Equipment & Products (0.7%):
75,670	Hasbro, Inc.^	3,392,286

Life Sciences Tools & Services (1.2%):
66,810	Thermo Fisher Scientific, Inc.	5,654,130

Continued

2

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (1.6%):
21,940	Illinois Tool Works, Inc.	$1,517,590
33,270	Pentair, Ltd., Registered Shares	1,919,346
56,760	Stanley Black & Decker, Inc.	4,387,548

		7,824,484

Media (5.4%):
111,130	Comcast Corp., Special Class A	4,408,527
38,120	McGraw-Hill Cos., Inc. (The)	2,027,603
91,110	Omnicom Group, Inc.	5,728,086
89,050	Viacom, Inc., Class B	6,059,853
121,820	Walt Disney Co. (The)	7,692,932

		25,917,001

Multiline Retail (1.9%):
24,350	Kohl’s Corp.	1,229,919
111,630	Target Corp.	7,686,841

		8,916,760

Multi-Utilities (0.1%):
26,410	Public Service Enterprise Group, Inc.	862,551

Oil, Gas & Consumable Fuels (6.5%):
29,730	Apache Corp.	2,492,266
71,470	Chevron Corp.	8,457,760
23,160	EOG Resources, Inc.	3,049,709
110,080	Exxon Mobil Corp.	9,945,728
79,210	Occidental Petroleum Corp.	7,067,908

		31,013,371

Pharmaceuticals (9.4%):
103,010	Abbott Laboratories	3,592,989
41,370	Abbvie, Inc.	1,710,236
201,410	Johnson & Johnson Co.	17,293,063
89,340	Merck & Co., Inc.	4,149,843
563,890	Pfizer, Inc.	15,794,559
11,781	Roche Holding AG	2,919,920
4,860	Zoetis, Inc.	150,125

		45,610,735

Professional Services (0.3%):
13,610	Dun & Bradstreet Corp.^	1,326,295

Road & Rail (0.4%):
21,610	Canadian National Railway Co.	2,102,005

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (0.7%):
134,290	Intel Corp.	$3,252,504

Software (1.2%):
183,610	Oracle Corp.	5,640,499

Specialty Retail (0.8%):
32,430	Advance Auto Parts, Inc.	2,632,343
72,450	Staples, Inc.	1,149,057

		3,781,400

Tobacco (5.3%):
68,900	Altria Group, Inc.	2,410,811
124,910	Lorillard, Inc.	5,456,069
204,490	Philip Morris International, Inc.	17,712,925

		25,579,805

Wireless Telecommunication Services (1.2%):
2,051,452	Vodafone Group plc	5,886,139

Total Common Stocks (Cost $387,041,114)		473,781,751

Convertible Preferred Stocks (0.2%):
Aerospace & Defense (0.1%):
7,000	United Technologies Corp., 0.51%	415,520

Electric Utilities (0.1%):
8,400	PPL Corp., 0.72%	441,420

Total Convertible Preferred Stocks (Cost $855,142)		856,940

Securities Held as Collateral for Securities on Loan (0.3%):
$1,497,857	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	1,497,857

Total Securities Held as Collateral for Securities on Loan (Cost $1,497,857)		1,497,857

Unaffiliated Investment Company (0.8%):
3,632,681	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	3,632,681

Total Unaffiliated Investment Company (Cost $3,632,681)		3,632,681

Total Investment Securities (Cost $393,026,794)(c) — 100.1%		479,769,229
Net other assets (liabilities) — (0.1)%		(398,140)

Net Assets — 100.0%		$479,371,089

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $1,463,813.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

3

AZL MFS Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Canada	0.4%
France	1.0%
Ireland (Republic of)	3.1%
Switzerland	3.9%
United Kingdom	4.5%
United States	87.1%

100.0%

See accompanying notes to the financial statements.

4

AZL MFS Value Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$393,026,794

Investment securities, at value*	$479,769,229
Interest and dividends receivable	797,286
Foreign currency, at value (cost $7,710)	7,710
Unrealized appreciation on forward currency contracts	1,078
Receivable for capital shares issued	13,986
Receivable for investments sold	593,993
Reclaims receivable	130,210
Prepaid expenses	1,870

Total Assets	481,315,362

Liabilities:
Unrealized depreciation on forward currency contracts	33
Payable for collateral received on loaned securities	1,497,857
Manager fees payable	286,615
Administration fees payable	16,096
Distribution fees payable	100,896
Custodian fees payable	1,812
Administrative and compliance services fees payable	3,169
Trustee fees payable	10,827
Other accrued liabilities	26,968

Total Liabilities	1,944,273

Net Assets	$479,371,089

Net Assets Consist of:
Capital	$457,410,196
Accumulated net investment income/(loss)	11,172,387
Accumulated net realized gains/(losses) from investment transactions	(75,951,573)
Net unrealized appreciation/(depreciation) on investments	86,740,079

Net Assets	$479,371,089

Shares of beneficial interest (unlimited number of shares authorized, no par value)	45,869,624
Net Asset Value (offering and redemption price per share)	$10.45

*	Includes securities on loan of $1,463,813

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$6,102,652
Income from securities lending	52,384
Foreign withholding tax	(96,757)

Total Investment Income	6,058,279

Expenses:
Manager fees	1,737,211
Administration fees	76,057
Distribution fees	584,127
Custodian fees	12,729
Administrative and compliance services fees	5,525
Trustee fees	13,676
Professional fees	17,856
Shareholder reports	17,270
Other expenses	6,423

Total expenses before reductions	2,470,874
Less expenses voluntarily waived/reimbursed by the Manager	(77,009)
Less expenses paid indirectly	(5,499)

Net expenses	2,388,366

Net Investment Income/(Loss)	3,669,913

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,279,431
Change in net unrealized appreciation/depreciation on investments	59,364,763

Net Realized/Unrealized Gains/(Losses) on Investments	65,644,194

Change in Net Assets Resulting From Operations	$69,314,107

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL MFS Value Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,669,913	$7,442,686
Net realized gains/(losses) on investment transactions	6,279,431	77,954,079
Change in unrealized appreciation/depreciation on investments	59,364,763	(10,403,396)

Change in net assets resulting from operations	69,314,107	74,993,369

Dividends to Shareholders:
From net investment income	—	(6,349,213)

Change in net assets resulting from dividends to shareholders	—	(6,349,213)

Capital Transactions:
Proceeds from shares issued	22,752,157	60,280,683
Proceeds from dividends reinvested	—	6,349,213
Value of shares redeemed	(36,483,866)	(147,736,755)

Change in net assets resulting from capital transactions	(13,731,709)	(81,106,859)

Change in net assets	55,582,398	(12,462,703)
Net Assets:
Beginning of period	423,788,691	436,251,394

End of period	$479,371,089	$423,788,691

Accumulated net investment income/(loss)	$11,172,387	$7,502,474

Share Transactions:
Shares issued	2,264,800	7,151,952
Dividends reinvested	—	719,865
Shares redeemed	(3,607,865)	(16,628,090)

Change in shares	(1,343,065)	(8,756,273)

See accompanying notes to the financial statements.

6

AZL MFS Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$8.98		$7.79		$8.24	$7.59	$6.17	$11.21

Investment Activities:
Net Investment Income/(Loss)	0.08		0.15		0.13	0.07	0.10	0.22
Net Realized and Unrealized Gains/(Losses) on Investments	1.39		1.15		(0.50)	0.67	1.53	(3.95)

Total from Investment Activities	1.47		1.30		(0.37)	0.74	1.63	(3.73)

Dividends to Shareholders From:
Net Investment Income	—		(0.11)		(0.08)	(0.09)	(0.21)	(0.20)
Net Realized Gains	—		—		—	—	—	(1.11)

Total Dividends	—		(0.11)		(0.08)	(0.09)	(0.21)	(1.31)

Net Asset Value, End of Period	$10.45		$8.98		$7.79	$8.24	$7.59	$6.17

Total Return(a)	16.37	%(b)	16.67%		(4.45)%	9.83%	26.53%	(36.18)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$479,371		$423,789		$436,251	$484,333	$408,379	$345,769
Net Investment Income/(Loss)(c)	1.57%		1.59%		1.40%	1.02%	1.36%	2.00%
Expenses Before Reductions(c)(d)	1.06%		1.06%		1.07%	1.08%	1.10%	1.07%
Expenses Net of Reductions(c)	1.02%		1.02%		1.04%	1.05%	1.05%	1.01%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.02%		1.02%		1.04%	1.05%	1.07%	1.03%
Portfolio Turnover Rate	9	%(b)	95	%(f)	49%	34%	118%	26%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Effective September 15, 2012, the Subadviser changed from Eaton Vance Management to Massachusetts Financial Services Company. Costs of purchases and proceeds from sales of portfolio securities associates with the change in the Subadviser contributed to a higher portfolio turnover rate for the year ended December 31, 2012 as compared to prior years.

See accompanying notes to the financial statements.

7

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MFS Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $6 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $5,136 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Massachusetts Financial Services Company (“MFS”), MFS provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

9

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL MFS Value Fund	0.78%	1.20%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and above $500 million at 0.675%. The Manager voluntarily reduced the management fees as follows: the first $100 million at 0.75%, the next $400 million at 0.70% and above $500 million at 0.65%. The Manager reserves the right to stop reducing the manager fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $3,098 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

10

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks:
Beverages	$5,251,310	$7,644,284	$—	$12,895,594
Food Products	10,402,431	10,464,911	—	20,867,342
Pharmaceuticals	42,690,815	2,919,920	—	45,610,735
Wireless Telecommunication Services	—	5,886,139	—	5,886,139
All Other Common Stocks+	388,521,941	—	—	388,521,941
Convertible Preferred Stocks:
Aerospace & Defense	415,520	—	—	415,520
Electric Utilities	—	441,420	—	441,420
Securities Held as Collateral for Securities on Loan	—	1,497,857	—	1,497,857
Unaffiliated Investment Company	3,632,681	—	—	3,632,681

Total Investment Securities	$450,914,698	$28,854,531	$—	$479,769,229

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MFS Value Fund	$40,859,077	$49,994,257

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

11

AZL MFS Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $395,999,933. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$87,594,366
Unrealized depreciation	(3,825,070)

Net unrealized appreciation depreciation	$83,769,296

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2017	Expires 12/31/2018
AZL MFS Value Fund	$73,696,660	$5,491,128

During the year ended December 31, 2012, the Fund utilized $63,167,686 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MFS Value Fund	$6,349,213	$—	$6,349,213

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MFS Value Fund	$7,467,963	$—	$(79,187,788)	$24,366,611	$(47,353,214)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 16

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Mid Cap Index Fund	$1,000.00	$1,142.40	$3.13	0.59%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Mid Cap Index Fund	$1,000.00	$1,021.87	$2.96	0.59%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Financials	22.3%
Industrials	16.4
Information Technology	14.9
Consumer Discretionary	13.2
Health Care	9.2
Materials	6.7
Energy	5.1
Utilities	4.9
Consumer Staples	4.2
Telecommunication Services	0.5

Total Common Stock	97.4
Securities Held as Collateral for Securities on Loan	2.8
Unaffiliated Investment Company	2.6

Total Investment Securities	102.8
Net other assets (liabilities)	(2.8)

Net Assets	100.0%

1

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (1.5%):
9,159	Alliant Techsystems, Inc.	$754,060
29,761	BE Aerospace, Inc.*	1,877,324
8,836	Esterline Technologies Corp.*	638,754
53,519	Exelis, Inc.	738,027
14,158	Huntington Ingalls Industries, Inc.	799,644
14,584	Triumph Group, Inc.	1,154,324

		5,962,133

Air Freight & Logistics (0.1%):
29,612	UTI Worldwide, Inc.	487,710

Airlines (0.4%):
19,934	Alaska Air Group, Inc.*	1,036,568
64,109	JetBlue Airways Corp.*^	403,887

		1,440,455

Auto Components (0.2%):
40,747	Gentex Corp.	939,218

Automobiles (0.2%):
12,495	Thor Industries, Inc.	614,504

Biotechnology (1.5%):
13,127	United Therapeutics Corp.*	864,019
62,828	Vertex Pharmaceuticals, Inc.*	5,018,073

		5,882,092

Building Products (0.7%):
46,794	Fortune Brands Home & Security, Inc.	1,812,799
13,018	Lennox International, Inc.	840,182

		2,652,981

Capital Markets (2.4%):
14,970	Affiliated Managers Group, Inc.*	2,454,181
63,299	Apollo Investment Corp.	489,934
34,400	Eaton Vance Corp.	1,293,096
26,791	Federated Investors, Inc., Class B^	734,341
7,388	Greenhill & Co., Inc.	337,927
54,203	Janus Capital Group, Inc.	461,268
32,175	Raymond James Financial, Inc.	1,382,882
38,312	SEI Investments Co.	1,089,210
24,385	Waddell & Reed Financial, Inc., Class A	1,060,748

		9,303,587

Chemicals (2.7%):
24,942	Albemarle Corp.	1,553,637
20,861	Ashland, Inc.	1,741,894
17,014	Cabot Corp.	636,664
11,893	Cytec Industries, Inc.	871,162
15,255	Intrepid Potash, Inc.	290,608
9,890	Minerals Technologies, Inc.	408,853
3,032	NewMarket Corp.	796,082
22,807	Olin Corp.	545,543
37,661	RPM International, Inc.	1,202,892
11,046	Scotts Miracle-Gro Co. (The)	533,632
14,206	Sensient Technologies Corp.	574,917
23,237	Valspar Corp. (The)	1,502,737

		10,658,621

Shares		Fair Value
Common Stocks, continued
Commercial Banks (4.3%):
47,889	Associated Banc-Corp.	$744,674
23,756	BancorpSouth, Inc.	420,481
12,753	Bank of Hawaii Corp.	641,731
20,857	Cathay General Bancorp	424,440
13,510	City National Corp.	856,129
21,921	Commerce Bancshares, Inc.	954,879
17,125	Cullen/Frost Bankers, Inc.	1,143,436
38,772	East West Bancorp, Inc.	1,066,230
66,449	First Horizon National Corp.	744,229
100,470	First Niagara Financial Group, Inc.	1,011,733
47,062	FirstMerit Corp.	942,652
55,954	Fulton Financial Corp.	642,352
24,078	Hancock Holding Co.	724,025
15,483	International Bancshares Corp.	349,606
13,379	Prosperity Bancshares, Inc.	692,898
13,287	Signature Bank*	1,103,087
12,754	SVB Financial Group*	1,062,663
224,528	Synovus Financial Corp.	655,622
46,474	TCF Financial Corp.	659,001
19,069	Trustmark Corp.	468,716
56,782	Valley National Bancorp^	537,726
25,638	Webster Financial Corp.	658,384
7,696	Westamerica Bancorp^	351,630

		16,856,324

Commercial Services & Supplies (2.0%):
13,602	Brink’s Co. (The)	346,987
15,216	Clean Harbors, Inc.*	768,864
30,222	Copart, Inc.*	930,838
32,926	Corrections Corp. of America	1,115,204
14,455	Deluxe Corp.	500,866
16,601	Herman Miller, Inc.	449,389
12,827	HNI Corp.	462,670
8,853	Mine Safety Appliances Co.	412,107
51,405	R.R. Donnelley & Sons Co.^	720,184
18,786	Rollins, Inc.	486,557
35,093	Waste Connections, Inc.	1,443,726

		7,637,392

Communications Equipment (0.8%):
16,853	ADTRAN, Inc.^	414,752
28,951	Ciena Corp.*	562,228
11,704	InterDigital, Inc.	522,584
12,189	Plantronics, Inc.	535,341
49,153	Polycom, Inc.*	518,073
46,431	Riverbed Technology, Inc.*	722,466

		3,275,444

Computers & Peripherals (1.0%):
26,290	3D Systems Corp.*^	1,154,131
18,038	Diebold, Inc.	607,700
17,880	Lexmark International, Inc., Class A	546,592
46,623	NCR Corp.*	1,538,093

		3,846,516

Continued

2

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.9%):
29,323	Aecom Technology Corp.*	$932,178
10,115	Granite Construction, Inc.	301,022
41,981	KBR, Inc.	1,364,383
21,541	URS Corp.	1,017,166

		3,614,749

Construction Materials (0.6%):
13,362	Eagle Materials, Inc.	885,500
13,055	Martin Marietta Materials, Inc.	1,284,873

		2,170,373

Containers & Packaging (1.7%):
18,865	AptarGroup, Inc.	1,041,537
8,642	Greif, Inc., Class A	455,174
27,906	Packaging Corp. of America	1,366,278
20,423	Rock-Tenn Co., Class A	2,039,849
12,871	Silgan Holdings, Inc.	604,422
28,779	Sonoco Products Co.	994,890

		6,502,150

Distributors (0.6%):
84,860	LKQ Corp.*	2,185,145

Diversified Consumer Services (0.9%):
28,372	Apollo Group, Inc., Class A*	502,752
16,066	DeVry, Inc.	498,367
7,859	Matthews International Corp., Class A	296,284
16,178	Regis Corp.	265,643
60,149	Service Corp. International	1,084,486
19,360	Sotheby’s	733,938
3,083	Strayer Education, Inc.^	150,543

		3,532,013

Diversified Financial Services (0.6%):
24,865	CBOE Holdings, Inc.	1,159,703
34,251	MSCI, Inc., Class A*	1,139,531

		2,299,234

Diversified Telecommunication Services (0.3%):
42,822	TW Telecom, Inc.*	1,205,011

Electric Utilities (1.7%):
17,327	Cleco Corp.	804,493
43,753	Great Plains Energy, Inc.	986,193
27,968	Hawaiian Electric Industries, Inc.	707,870
14,295	IDACORP, Inc.	682,729
66,951	NV Energy, Inc.	1,570,670
22,724	PNM Resources, Inc.	504,246
36,118	Westar Energy, Inc.	1,154,331

		6,410,532

Electrical Equipment (1.7%):
12,168	Acuity Brands, Inc.	918,927
69,180	AMETEK, Inc.	2,926,315
14,115	General Cable Corp.	434,036
15,157	Hubbell, Inc., Class B	1,500,543
12,749	Regal-Beloit Corp.	826,645

		6,606,466

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (1.9%):
29,719	Arrow Electronics, Inc.*	$1,184,302
38,892	Avnet, Inc.*	1,306,771
42,891	Ingram Micro, Inc., Class A*	814,500
11,189	Itron, Inc.*	474,749
27,035	National Instruments Corp.	755,358
10,690	Tech Data Corp.*	503,392
72,653	Trimble Navigation, Ltd.*	1,889,705
37,556	Vishay Intertechnology, Inc.*	521,653

		7,450,430

Energy Equipment & Services (2.9%):
16,256	Atwood Oceanics, Inc.*	846,125
5,582	CARBO Ceramics, Inc.^	376,394
21,618	Dresser-Rand Group, Inc.*	1,296,648
10,391	Dril-Quip, Inc.*	938,203
28,034	Helix Energy Solutions Group, Inc.*	645,903
30,751	Oceaneering International, Inc.	2,220,223
15,616	Oil States International, Inc.*	1,446,667
41,589	Patterson-UTI Energy, Inc.	804,955
45,312	Superior Energy Services, Inc.*	1,175,393
14,054	Tidewater, Inc.	800,656
12,436	Unit Corp.*	529,525

		11,080,692

Food & Staples Retailing (0.5%):
14,047	Harris Teeter Supermarkets, Inc.	658,242
57,207	Supervalu, Inc.*	355,828
13,998	United Natural Foods, Inc.*	755,752

		1,769,822

Food Products (2.5%):
53,036	Dean Foods Co.*	531,421
48,978	Flowers Foods, Inc.	1,079,954
35,149	Green Mountain Coffee Roasters, Inc.*	2,638,283
34,969	Hillshire Brands Co.	1,156,775
21,987	Ingredion, Inc.	1,442,787
5,509	Lancaster Colony Corp.	429,647
9,276	Post Holdings, Inc.*	404,990
35,502	Smithfield Foods, Inc.*	1,162,691
5,977	Tootsie Roll Industries, Inc.	189,949
39,397	WhiteWave Foods Co., Class A*^	640,201

		9,676,698

Gas Utilities (1.4%):
25,774	Atmos Energy Corp.	1,058,280
23,780	National Fuel Gas Co.	1,378,052
46,601	Questar Corp.+	1,111,434
32,276	UGI Corp.	1,262,314
14,732	WGL Holdings, Inc.	636,717

		5,446,797

Health Care Equipment & Supplies (2.4%):
13,786	Cooper Cos., Inc. (The)	1,641,223
16,990	Hill-Rom Holdings, Inc.	572,223
76,285	Hologic, Inc.*	1,472,301
15,374	IDEXX Laboratories, Inc.*	1,380,278
14,648	Masimo Corp.	310,538
40,524	ResMed, Inc.^	1,828,847

Continued

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
16,666	STERIS Corp.	$714,638
11,676	Teleflex, Inc.	904,773
16,286	Thoratec Corp.*	509,915

		9,334,736

Health Care Providers & Services (3.4%):
26,739	Community Health Systems, Inc.	1,253,524
73,536	Health Management Associates, Inc., Class A*	1,155,986
22,560	Health Net, Inc.*	717,859
24,777	Henry Schein, Inc.*	2,372,397
24,826	HMS Holdings Corp.*	578,446
13,384	LifePoint Hospitals, Inc.*	653,675
14,233	MEDNAX, Inc.*	1,303,458
29,804	Omnicare, Inc.	1,421,949
18,001	Owens & Minor, Inc.	608,974
25,326	Universal Health Services, Inc., Class B	1,695,829
25,199	VCA Antech, Inc.*	657,442
12,322	WellCare Health Plans, Inc.*	684,487

		13,104,026

Health Care Technology (0.2%):
50,009	Allscripts Healthcare Solutions, Inc.*	647,116

Hotels, Restaurants & Leisure (1.7%):
10,973	Bally Technologies, Inc.*	619,097
7,911	Bob Evans Farms, Inc.	371,659
20,075	Brinker International, Inc.	791,557
13,968	Cheesecake Factory, Inc. (The)	585,120
16,048	Domino’s Pizza, Inc.	933,191
7,271	International Speedway Corp., Class A	228,818
11,236	Life Time Fitness, Inc.*	563,036
7,966	Panera Bread Co., Class A*	1,481,198
15,119	Scientific Games Corp., Class A*	170,089
80,339	Wendy’s Co. (The)	468,376
15,538	WMS Industries, Inc.*	396,374

		6,608,515

Household Durables (2.2%):
28,747	Jarden Corp.*	1,257,681
23,374	KB Home	458,832
11,123	M.D.C. Holdings, Inc.	361,609
17,247	Mohawk Industries, Inc.*	1,940,115
1,331	NVR, Inc.*	1,227,182
17,112	Tempur-Pedic International, Inc.*	751,217
42,816	Toll Brothers, Inc.*	1,397,086
15,044	Tupperware Brands Corp.	1,168,768

		8,562,490

Household Products (1.1%):
39,262	Church & Dwight Co., Inc.	2,422,858
17,625	Energizer Holdings, Inc.	1,771,489

		4,194,347

Industrial Conglomerates (0.3%):
18,050	Carlisle Cos., Inc.	1,124,696

Insurance (4.7%):
4,798	Alleghany Corp.*	1,839,121
21,335	American Financial Group, Inc.	1,043,495

Shares		Fair Value
Common Stocks, continued
Insurance, continued
35,894	Arthur J. Gallagher & Co.	$1,568,209
19,455	Aspen Insurance Holdings, Ltd.	721,586
33,628	Brown & Brown, Inc.	1,084,167
14,243	Everest Re Group, Ltd.	1,826,807
60,964	Fidelity National Financial, Inc., Class A	1,451,553
30,661	First American Financial Corp.	675,768
12,562	Hanover Insurance Group, Inc. (The)	614,659
28,658	HCC Insurance Holdings, Inc.	1,235,446
15,394	Kemper Corp.	527,245
9,257	Mercury General Corp.	406,938
68,772	Old Republic International Corp.	885,096
22,240	Protective Life Corp.	854,238
20,591	Reinsurance Group of America, Inc.	1,423,044
12,576	StanCorp Financial Group, Inc.	621,380
31,384	W.R. Berkley Corp.	1,282,350

		18,061,102

Internet & Catalog Retail (0.1%):
10,196	HSN, Inc.	547,729

Internet Software & Services (1.4%):
21,980	AOL, Inc.	801,830
14,013	Equinix, Inc.*	2,588,482
33,201	Monster Worldwide, Inc.*	163,017
31,382	Rackspace Hosting, Inc.*	1,189,064
20,305	ValueClick, Inc.*	501,127

		5,243,520

IT Services (3.2%):
21,065	Acxiom Corp.*	477,754
14,010	Alliance Data Systems Corp.*	2,536,231
34,611	Broadridge Financial Solutions, Inc.	919,960
30,097	Convergys Corp.	524,591
27,294	CoreLogic, Inc.*	632,402
8,525	DST Systems, Inc.	556,938
26,610	Gartner, Inc.*	1,516,504
22,030	Global Payments, Inc.	1,020,430
24,547	Jack Henry & Associates, Inc.	1,156,900
24,161	Lender Processing Services, Inc.	781,608
6,792	ManTech International Corp., Class A	177,407
17,152	NeuStar, Inc., Class A*	834,959
30,801	VeriFone Systems, Inc.*	517,765
11,030	Wex, Inc.*	846,001

		12,499,450

Leisure Equipment & Products (0.4%):
18,126	Polaris Industries, Inc.	1,721,970

Life & Health Insurance (0.1%):
13,051	Primerica, Inc.	488,629

Life Sciences Tools & Services (1.2%):
5,737	Bio-Rad Laboratories, Inc., Class A*	643,691
13,832	Charles River Laboratories International, Inc.*	567,527
15,836	Covance, Inc.*	1,205,753
8,581	Mettler-Toledo International, Inc.*	1,726,498
9,842	Techne Corp.	679,885

		4,823,354

Continued

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (5.2%):
27,607	AGCO Corp.	$1,385,596
14,092	CLARCOR, Inc.	735,743
13,730	Crane Co.	822,702
38,397	Donaldson Co., Inc.	1,369,237
13,974	Gardner Denver, Inc.	1,050,565
17,334	Graco, Inc.	1,095,682
22,937	Harsco Corp.	531,909
23,384	IDEX Corp.	1,258,293
25,591	ITT Corp.	752,631
22,354	Kennametal, Inc.	868,006
23,531	Lincoln Electric Holdings, Inc.	1,347,620
16,059	Nordson Corp.	1,113,049
24,895	Oshkosh Corp.*	945,263
13,294	SPX Corp.	956,902
31,542	Terex Corp.*	829,555
22,646	Timken Co.	1,274,517
22,510	Trinity Industries, Inc.	865,284
6,680	Valmont Industries, Inc.	955,841
27,208	Wabtec Corp.	1,453,724
17,157	Woodward, Inc.	686,280

		20,298,399

Marine (0.5%):
12,277	Alexander & Baldwin, Inc.*	488,011
16,114	Kirby Corp.*	1,281,707
12,105	Matson, Inc.	302,625

		2,072,343

Media (1.3%):
16,481	AMC Networks, Inc., Class A*	1,078,022
29,028	Cinemark Holdings, Inc.	810,462
20,234	DreamWorks Animation SKG, Inc., Class A*	519,204
13,158	John Wiley & Sons, Inc., Class A	527,504
15,814	Lamar Advertising Co.*	686,328
10,232	Meredith Corp.	488,066
34,836	New York Times Co. (The), Class A*	385,286
7,550	Scholastic Corp.	221,140
11,042	Valassis Communications, Inc.^	271,523

		4,987,535

Metals & Mining (1.4%):
12,563	Carpenter Technology Corp.	566,214
33,244	Commercial Metals Co.	491,014
9,461	Compass Minerals International, Inc.	799,738
21,721	Reliance Steel & Aluminum Co.	1,424,030
18,429	Royal Gold, Inc.	775,492
62,725	Steel Dynamics, Inc.	935,230
15,088	Worthington Industries, Inc.	478,440

		5,470,158

Multiline Retail (0.2%):
16,513	Big Lots, Inc.*	520,655
28,603	Saks, Inc.*	390,145

		910,800

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (1.6%):
31,611	Alliant Energy Corp.	$1,593,827
12,611	Black Hills Corp.	614,786
53,786	MDU Resources Group, Inc.	1,393,595
28,132	OGE Energy Corp.	1,918,602
23,430	Vectren Corp.	792,637

		6,313,447

Office Electronics (0.2%):
14,475	Zebra Technologies Corp., Class A*	628,794

Oil, Gas & Consumable Fuels (2.2%):
62,833	Alpha Natural Resources, Inc.*	329,245
60,679	Arch Coal, Inc.^	229,367
13,794	Bill Barrett Corp.*^	278,915
24,567	Cimarex Energy Co.	1,596,609
20,554	Energen Corp.	1,074,152
57,775	HollyFrontier Corp.	2,471,614
17,301	Rosetta Resources, Inc.*	735,639
18,861	SM Energy Co.	1,131,283
20,579	World Fuel Services Corp.	822,748

		8,669,572

Paper & Forest Products (0.3%):
9,532	Domtar Corp.	633,878
39,633	Louisiana-Pacific Corp.*	586,172

		1,220,050

Pharmaceuticals (0.5%):
31,916	Endo Health Solutions, Inc.*	1,174,190
16,649	Mallinckrodt plc*	756,364

		1,930,554

Professional Services (0.9%):
9,519	Corporate Executive Board Co. (The)	601,791
11,513	FTI Consulting, Inc.*	378,663
21,878	Manpower, Inc.	1,198,914
16,057	Towers Watson & Co., Class A	1,315,711

		3,495,079

Real Estate Investment Trusts (REITs) (9.1%):
20,222	Alexandria Real Estate Equities, Inc.	1,328,990
29,959	American Campus Communities, Inc.	1,218,133
53,230	BioMed Realty Trust, Inc.	1,076,843
22,130	BRE Properties, Inc.	1,106,943
24,302	Camden Property Trust	1,680,240
24,628	Corporate Office Properties Trust	628,014
91,792	Duke Realty Corp.	1,431,037
17,969	Equity One, Inc.	406,638
10,922	Essex Property Trust, Inc.	1,735,724
29,676	Extra Space Storage, Inc.	1,244,315
18,719	Federal Realty Investment Trust	1,940,786
23,612	Highwoods Properties, Inc.	840,823
15,077	Home Properties, Inc.	985,583
39,660	Hospitality Properties Trust	1,042,265
21,559	Kilroy Realty Corp.	1,142,843
34,531	Liberty Property Trust	1,276,266
24,037	Mack-Cali Realty Corp.	588,666
33,835	National Retail Properties, Inc.	1,163,924

Continued

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
33,141	OMEGA Healthcare Investors, Inc.	$1,028,034
11,769	Potlatch Corp.	475,938
36,097	Rayonier, Inc.	1,999,413
53,123	Realty Income Corp.	2,226,917
26,307	Regency Centers Corp.	1,336,659
53,688	Senior Housing Properties Trust	1,392,130
25,276	SL Green Realty Corp.	2,229,091
16,862	Taubman Centers, Inc.	1,267,179
69,287	UDR, Inc.	1,766,126
32,016	Weingarten Realty Investors	985,132

		35,544,652

Real Estate Management & Development (0.3%):
12,603	Jones Lang LaSalle, Inc.	1,148,637

Road & Rail (1.2%):
15,968	Con-way, Inc.	622,113
14,078	Genesee & Wyoming, Inc., Class A*	1,194,378
25,725	J.B. Hunt Transport Services, Inc.	1,858,373
13,198	Landstar System, Inc.	679,697
12,698	Werner Enterprises, Inc.	306,911

		4,661,472

Semiconductors & Semiconductor (0.1%):
65,871	SunEdison, Inc.*	538,166

Semiconductors & Semiconductor Equipment (2.0%):
122,098	Atmel Corp.*	897,420
33,445	Cree, Inc.*	2,135,798
38,339	Cypress Semiconductor Corp.	411,377
36,246	Fairchild Semiconductor International, Inc.*	500,195
41,590	Integrated Device Technology, Inc.*	330,225
19,746	International Rectifier Corp.*	413,481
36,109	Intersil Corp., Class A	282,372
79,810	RF Micro Devices, Inc.*	426,984
19,031	Semtech Corp.*	666,656
11,018	Silicon Laboratories, Inc.*	456,255
54,309	Skyworks Solutions, Inc.*	1,188,824

		7,709,587

Software (4.3%):
11,256	ACI Worldwide, Inc.*	523,179
9,091	Advent Software, Inc.*	318,730
26,466	Ansys, Inc.*	1,934,664
80,251	Cadence Design Systems, Inc.*	1,162,034
12,248	CommVault Systems, Inc.*	929,501
60,505	Compuware Corp.	626,227
12,994	Concur Technologies, Inc.*^	1,057,452
11,523	FactSet Research Systems, Inc.^	1,174,655
10,127	Fair Isaac Corp.	464,120
30,688	Informatica Corp.*	1,073,466
26,950	Mentor Graphics Corp.	526,873
22,342	Micros Systems, Inc.*^	964,057
34,019	PTC, Inc.*	834,486
29,373	Rovi Corp.*	670,879
17,500	Solarwinds, Inc.*	679,175
19,601	Solera Holdings, Inc.	1,090,796

Shares		Fair Value
Common Stocks, continued
Software, continued
43,721	Synopsys, Inc.*	$1,563,026
44,267	TIBCO Software, Inc.*	947,314

		16,540,634

Specialty Retail (4.3%):
20,033	Aaron’s, Inc.	561,124
20,785	Advance Auto Parts, Inc.	1,687,117
22,281	Aeropostale, Inc.*	307,478
49,906	American Eagle Outfitters, Inc.	911,284
13,382	Ann, Inc.*	444,282
36,190	Ascena Retail Group, Inc.*	631,516
10,739	Barnes & Noble, Inc.*	171,394
13,177	Cabela’s, Inc., Class A*	853,343
46,160	Chico’s FAS, Inc.	787,490
17,143	CST Brands, Inc.*	528,176
28,375	Dick’s Sporting Goods, Inc.	1,420,453
42,637	Foot Locker, Inc.	1,497,838
17,354	Guess?, Inc.	538,495
81,625	Office Depot, Inc.*	315,889
16,429	Rent-A-Center, Inc.	616,909
22,959	Signet Jewelers, Ltd.	1,548,125
19,782	Tractor Supply Co.	2,326,560
24,431	Williams-Sonoma, Inc.	1,365,449

		16,512,922

Textiles, Apparel & Luxury Goods (1.1%):
14,480	Carter’s, Inc.	1,072,534
9,770	Deckers Outdoor Corp.*^	493,483
28,004	Hanesbrands, Inc.	1,439,965
22,084	Under Armour, Inc., Class A*^	1,318,636

		4,324,618

Thrifts & Mortgage Finance (0.7%):
23,494	Astoria Financial Corp.	253,265
125,409	New York Community Bancorp, Inc.^	1,755,726
29,759	Washington Federal, Inc.	561,850

		2,570,841

Tobacco (0.1%):
6,595	Universal Corp.	381,521

Trading Companies & Distributors (1.0%):
13,339	GATX Corp.	632,669
13,300	MSC Industrial Direct Co., Inc., Class A	1,030,218
26,722	United Rentals, Inc.*	1,333,694
8,435	Watsco, Inc.	708,203

		3,704,784

Water Utilities (0.3%):
39,980	Aqua America, Inc.	1,250,974

Wireless Telecommunication Services (0.2%):
28,575	Telephone & Data Systems, Inc.	704,374

Total Common Stocks (Cost $298,761,847)		378,058,682

Continued

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value

Securities Held as Collateral for Securities on Loan (2.8%):
$10,801,941	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$10,801,941

Total Securities Held as Collateral for Securities on Loan (Cost $10,801,941)		10,801,941

Unaffiliated Investment Company (2.6%):
10,144,174	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	10,144,174

Total Unaffiliated Investment Company (Cost $10,144,174)		10,144,174

Total Investment Securities (Cost $319,707,962)(c) — 102.8%		399,004,797
Net other assets (liabilities) — (2.8)%		(10,950,035)

Net Assets — 100.0%		$388,054,762

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.

+	Affiliated Securities

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $10,463,647.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $422,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini September Futures	Long	9/23/13	85	$9,842,150	$(7,146)

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$318,876,050
Investments in affiliates, at cost	831,912

Total investment securities, at cost	$319,707,962

Investments in non-affiliates, at value*	$397,893,363
Investments in affiliates, at value	1,111,434

Total investment securities, at value	399,004,797
Segregated cash for collateral	422,000
Interest and dividends receivable	359,223
Receivable for capital shares issued	248,262
Receivable for investments sold	329,828
Receivable for variation margin on futures contracts	3,190
Prepaid expenses	2,241

Total Assets	400,369,541

Liabilities:
Cash overdraft	1,306
Payable for investments purchased	1,259,575
Payable for collateral received on loaned securities	10,801,941
Payable for variation margin on futures contracts	27,840
Manager fees payable	79,792
Administration fees payable	12,348
Distribution fees payable	79,792
Custodian fees payable	1,273
Administrative and compliance services fees payable	2,289
Trustee fees payable	7,819
Licensing fees payable	25,236
Other accrued liabilities	15,568

Total Liabilities	12,314,779

Net Assets	$388,054,762

Net Assets Consist of:
Capital	$290,090,409
Accumulated net investment income/(loss)	4,589,423
Accumulated net realized gains/(losses) from investment transactions	14,085,241
Net unrealized appreciation/(depreciation) on investments	79,289,689

Net Assets	$388,054,762

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,667,730
Net Asset Value (offering and redemption price per share)	$19.73

*	Includes securities on loan of $10,463,647

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$2,841,959
Dividends from affiliates	16,097
Income from securities lending	46,176

Total Investment Income	2,904,232

Expenses:
Manager fees	450,353
Administration fees	60,776
Distribution fees	450,353
Custodian fees	9,707
Administrative and compliance services fees	4,114
Trustee fees	10,106
Professional fees	12,592
Shareholder reports	7,366
Licensing fees	38,805
Recoupment of prior expenses reimbursed by the manager	15,938
Other expenses	4,232

Total expenses	1,064,342

Net Investment Income/(Loss)	1,839,890

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,784,171
Net realized gains/(losses) on futures contracts	1,806,243
Change in net unrealized appreciation/depreciation on investments	34,979,902

Net Realized/Unrealized Gains/(Losses) on Investments	43,570,316

Change in Net Assets Resulting From Operations	$45,410,206

See accompanying notes to the financial statements.

8

Statements of Changes in Net Assets

	AZL Mid Cap Index Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,839,890	$2,763,231
Net realized gains/(losses) on investment transactions	8,590,414	6,089,140
Change in unrealized appreciation/depreciation on investments	34,979,902	31,500,660

Change in net assets resulting from operations	45,410,206	40,353,031

Dividends to Shareholders:
From net investment income	—	(1,239,816)
From net realized gains	—	(5,863,839)

Change in net assets resulting from dividends to shareholders	—	(7,103,655)

Capital Transactions:
Proceeds from shares issued	45,230,964	75,192,935
Proceeds from dividends reinvested	—	7,103,655
Value of shares redeemed	(14,565,084)	(13,152,941)

Change in net assets resulting from capital transactions	30,665,880	69,143,649

Change in net assets	76,076,086	102,393,025
Net Assets:
Beginning of period	311,978,676	209,585,651

End of period	$388,054,762	$311,978,676

Accumulated net investment income/(loss)	$4,589,423	$2,749,533

Share Transactions:
Shares issued	2,357,485	4,558,580
Dividends reinvested	—	420,584
Shares redeemed	(759,020)	(794,201)

Change in shares	1,598,465	4,184,963

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	May 1, 2009 to December 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$17.27		$15.10	$16.17	$13.09	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08		0.14	0.07	0.05	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	2.38		2.45	(0.47)	3.16	3.03

Total from Investment Activities	2.46		2.59	(0.40)	3.21	3.09

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	0.06	(0.04)	—
Net Realized Gains	—		(0.35)	(0.61)	(0.09)	—

Total Dividends	—		(0.42)	(0.67)	(0.13)	—

Net Asset Value, End of Period	$19.73		$17.27	$15.10	$16.17	$13.09

Total Return(b)	14.24	%(c)	17.22%	(2.32)%	24.67%	30.90	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$388,055		$311,979	$209,586	$154,995	$65,210
Net Investment Income/(Loss)(d)	1.02%		1.04%	0.66%	0.71%	1.12%
Expenses Before Reductions(d)(e)	0.59%		0.60%	0.63%	0.61%	0.66%
Expenses Net of Reductions(d)	0.59%		0.60%	0.61%	0.60%	0.60%
Portfolio Turnover Rate	6	%(c)	9%	15%	34%	27	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $13 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $4,611 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding was $9.8 million as of June 30, 2013. The monthly average gross notional amount for these contracts was $13.0 million for the period ended June 30, 2013.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$7,146

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/ (Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$1,806,243	$(111,291)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Mid Cap Index Fund	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,321 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings.

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$378,058,682	$—	$—	$378,058,682
Securities Held as Collateral for Securities on Loan	—	10,801,941	—	10,801,941
Unaffiliated Investment Company	10,144,174	—	—	10,144,174

Total Investment Securities	388,202,856	10,801,941	—	399,004,797

Other Financial Instruments:*
Futures Contracts	(7,146)	—	—	(7,146)

Total Investments	$388,195,710	$10,801,941	$—	$398,997,651

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Mid Cap Index Fund	$58,486,050	$21,513,455

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $320,837,060. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$87,123,115
Unrealized depreciation	(8,955,378)

Net unrealized appreciation depreciation	$78,167,737

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Mid Cap Index Fund	$2,452,708	$4,650,947	$7,103,655

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Mid Cap Index Fund	$4,058,912	$5,115,325	$—	$43,379,910	$52,554,147

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

15

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Money Market Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Money Market Fund	$1,000.00	$1,000.00	$1.19	0.24%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Money Market Fund	$1,000.00	$1,023.60	$1.20	0.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Commercial Paper	46.8%
Certificates of Deposit	24.4
Municipal Bonds	9.0
U.S. Treasury Obligations	6.7
U.S. Government Agency Mortgages	4.5
Unaffiliated Investment Company	— ^

Total Investment Securities	98.5
Net other assets (liabilities)	1.5

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Money Market Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Certificates of Deposit (30.5%):
Commercial Banks (30.5%)
$4,000,000	Bank of Montreal Chicago, 0.34%, 1/10/14(a)	$4,000,000
5,000,000	Bank of Nova Scotia, 0.70%, 10/18/13(a)	5,006,563
8,000,000	Bank of Nova Scotia, 0.33%, 1/2/14(a)	8,000,000
8,000,000	Bank of Nova Scotia, 0.26%, 11/26/13(a)	8,000,000
9,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.22%, 10/22/13	9,000,000
16,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.22%, 9/27/13	16,000,000
2,505,000	Canadian Imperial Bank of Commerce, 0.27%, 6/13/14(a)	2,505,000
6,750,000	Canadian Imperial Bank of Commerce, 0.31%, 8/1/13(a)	6,750,000
8,000,000	Canadian Imperial Bank of Commerce, 0.31%, 9/25/13(a)	8,000,000
8,000,000	Canadian Imperial Bank of Commerce, 0.28%, 2/4/14(a)	8,000,000
7,000,000	Rabobank Nederland NV, NY, 0.41%, 1/8/14	7,000,000
9,000,000	Rabobank Nederland NV, NY, 0.28%, 4/22/14(a)	9,000,000
8,000,000	Credit Suisse, NY, 0.29%, 10/10/13	8,000,000
10,000,000	Deutsche Bank, NY, 0.30%, 8/29/13(a)	10,000,000
5,000,000	National Australia Bank, NY, 0.88%, 11/12/13(a)(b)	5,011,101
13,000,000	Nordea Bank AB, 1.75%, 10/4/13(b)	13,048,446
35,000,000	Norinchukin Bank, NY, 0.13%, 7/3/13	35,000,000
14,000,000	Rabobank Nederland NV, NY, 0.40%, 10/29/13(a)	14,000,000
5,750,000	Royal Bank of Canada, NY, 0.24%, 1/15/14(a)	5,750,000
8,000,000	Skandinav Enskilda Bank, NY, 0.23%, 10/7/13	7,999,891
8,000,000	Sumitomo Mitsui Bank, NY, 2.15%, 7/22/13(b)	8,008,290
18,000,000	Sumitomo Mitsui Bank, NY, 0.24%, 8/2/13	18,000,000
7,000,000	Sumitomo Mitsui Bank, NY, 0.23%, 7/30/13	7,000,000
16,500,000	Sumitomo Mitsui Bank, NY, 0.24%, 8/1/13	16,500,000
12,000,000	Sumitomo Mitsui Bank, NY, 0.24%, 8/5/13	12,000,000
6,100,000	Svenska Handelsbanken AB, 0.28%, 11/15/13(a)(b)	6,100,000
15,000,000	Toronto Dominion Bank, NY, 0.17%, 11/27/13(a)	15,000,000
6,000,000	Toronto Dominion Bank, NY, 0.24%, 12/20/13(a)	6,000,000
8,000,000	Toronto Dominion Bank, NY, 0.28%, 10/21/13(a)	8,000,000
10,000,000	Toronto Dominion Bank, NY, 0.30%, 7/23/13	10,000,000

		296,679,291

Total Certificates of Deposit (Cost $296,679,291)		296,679,291

Commercial Paper (47.8%):
Capital Markets (11.0%)
15,400,000	Antalis U.S. Funding Corp., 0.26%, 8/2/13(b)(c)	15,396,441
45,555,000	Atlantic Asset Securitization LLC, 0.10%, 7/1/13(b)(c)	45,554,999
17,000,000	Nieuw Amsterdam Receivables Corp., 0.21%, 7/8/13(b)(c)	16,999,306
9,000,000	Sydney Capital Corp., 0.25%, 8/14/13(b)(c)	8,997,250
8,000,000	Sydney Capital Corp., 0.24%, 9/12/13(b)(c)	7,996,107
12,000,000	Sydney Capital Corp., 0.24%, 9/17/13(b)(c)	11,993,760

		106,937,863

Shares or Principal Amount		Fair Value
Commercial Paper, continued
Commercial Banks (12.3%)
$8,000,000	CPPIB Capital, Inc., 0.24%, 1/3/14(b)(c)	$7,990,080
6,000,000	Commonwealth Bank of Australia, 0.32%, 11/14/13(a)(b)	5,999,773
9,000,000	Commonwealth Bank of Australia, 0.27%, 5/16/14(a)(b)	8,999,577
13,000,000	Commonwealth Bank of Australia, 0.24%, 7/22/13(b)(c)	12,998,180
25,000,000	DNB NOR Bank ASA, 0.07%, 7/3/13(b)(c)	24,999,903
12,000,000	DNB NOR Bank ASA, 0.27%, 7/19/13(b)(c)	11,998,380
8,000,000	DNB NOR Bank ASA, 0.27%, 8/5/13(b)(c)	7,997,900
10,000,000	HSBC Bank plc, 1.63%, 8/12/13(b)	10,015,281
13,000,000	Westpac Banking Corp., NY, 0.28%, 10/8/13(a)(b)	13,000,000
16,000,000	Westpac Banking Corp., NY, 0.28%, 4/24/14(a)(b)	16,000,886

		119,999,960

Diversified Financial Services (24.5%)
10,000,000	ASB Finance, Ltd. London, 0.25%, 7/30/13(b)(c)	9,997,986
10,000,000	Erste Abwicklungsanstalt, 0.25%, 8/23/13(b)(c)	9,996,319
13,000,000	Erste Abwicklungsanstalt, 0.25%, 9/10/13(b)(c)	12,993,590
8,000,000	Erste Abwicklungsanstalt, 0.25%, 9/27/13(b)(c)	7,995,111
20,000,000	General Electric Capital Corp., 0.24%, 9/4/13(c)	19,991,333
10,000,000	Kells Funding LLC, 0.29%, 10/4/13(b)(c)	9,992,347
10,000,000	Kells Funding LLC, 0.26%, 8/19/13(b)(c)	9,996,461
10,000,000	Kells Funding LLC, 0.25%, 11/1/13(a)(b)	10,000,000
10,000,000	Manhattan Asset Funding Co. LLC, 0.18%, 7/19/13(b)(c)	9,999,100
42,483,000	Natixis U.S. Finance Co. LLC, 0.11%, 7/1/13(c)	42,483,001
8,000,000	National Australia Funding, 0.29%, 10/7/13(b)(c)	7,993,684
10,000,000	Nieuw Amsterdam Receivables Corp., 0.22%, 7/22/13(b)(c)	9,998,717
8,000,000	Nieuw Amsterdam Receivables Corp., 0.26%, 10/15/13(b)(c)	7,993,876
5,000,000	Old Line Funding LLC, 0.25%, 9/16/13(b)(c)	4,997,326
13,000,000	Old Line Funding LLC, 0.24%, 12/10/13(b)(c)	12,985,960
10,000,000	Old Line Funding LLC, 0.24%, 12/11/13(b)(c)	9,989,133
11,000,000	Svenska Handelsbank, Inc., 0.28%, 7/26/13(b)(c)	10,997,861
10,000,000	Thunder Bay Funding LLC, 0.24%, 12/16/13(b)(c)	9,988,800
20,000,000	Victory Receivables Corp., 0.20%, 7/30/13(b)(c)	19,996,779

		238,387,384

Total Commercial Paper (Cost $465,325,207)		465,325,207

Municipal Bonds (9.0%):
California (4.4%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.05%, 10/1/40, LOC: JPMorgan Chase Bank(a)	16,500,000
5,700,000	California Housing Finance Agency Revenue, Series E-1, 0.05%, 2/1/23, LOC: Freddie Mac, Fannie Mae, AMT(a)	5,700,000
1,500,000	California Housing Finance Agency Revenue, Series E, 0.03%, 2/1/32, AMT(a)	1,500,000
8,500,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue , Series A, 0.06%, 4/15/42, LIQ FAC: Fannie Mae, AMT(a)	8,500,000

Continued

2

AZL Money Market Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Municipal Bonds, continued
California, continued
$9,700,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.05%, 6/15/35, LIQ FAC: Fannie Mae(a)	$9,700,000

		41,900,000

New York (3.3%):
10,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.06%, 5/15/34, LIQ FAC: Fannie Mae, AMT(a)	10,000,000
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.06%, 3/15/36, LIQ FAC: Fannie Mae(a)	15,000,000
8,000,000	New York State Dormitory Authority Revenue State Supported Debt, Series D, 0.05%, 7/1/31, LOC: Toronto Dominion Bank(a)	8,000,000

		33,000,000

Pennsylvania (1.3%):
12,400,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83C, 0.08%, 10/1/35, SPA: Bank of Tokyo-Mitsubishi UFJ, AMT(a)	12,400,000

Total Municipal Bonds (Cost $87,300,000)		87,300,000

Shares or Principal Amount		Fair Value
U.S. Government Agency Mortgages (4.5%):
Federal Home Loan Mortgage Corporation (4.5%)
$7,000,000	0.30%, 9/3/13(a)	$6,999,752
36,300,000	0.13%, 9/13/13(a)	36,295,539

		43,295,291

Total U.S. Government Agency Mortgages (Cost $43,295,291)		43,295,291

U.S. Treasury Obligations (6.7%):
U.S. Treasury Bills (6.7%)
41,000,000	0.10%, 9/26/13(c)	40,996,037
12,000,000	0.09%, 10/17/13(c)	11,996,832
12,000,000	0.07%, 11/7/13(c)	11,996,560

		64,989,429

Total U.S. Treasury Obligations (Cost $64,989,429)		64,989,429

Unaffiliated Investment Company (0.0%):
3,000	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	3,000

Total Unaffiliated Investment Companies (Cost $3,000)		3,000

Total Investment Securities (Cost $957,592,218)(d) — 98.5%		957,592,218
Net other assets (liabilities) — 1.5%		14,350,471

Net Assets — 100.0%		$971,942,689

Percentages indicated are based on net assets as of June 30, 2013.

AMT—Subject to alternative minimum tax

GTD—Guaranteed

LIQ FAC—Liquidation facility

LOC—Line of credit

SPA—Securities purchase agreement

(a)	Variable Rate Security. The rate represents the rate in effect at June 30, 2013. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate represents the effective yield at June 30, 2013.

(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

See accompanying notes to the financial statements.

3

AZL Money Market Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$957,589,218

Investment securities, at value	$957,589,218
Cash	2,166,650
Interest receivable	343,667
Receivable for investments sold	12,022,500
Receivable from Manager	97,672
Prepaid expenses	2,500

Total Assets	972,222,207

Liabilities:
Administration fees payable	28,093
Distribution fees payable	186,032
Custodian fees payable	1,733
Administrative and compliance services fees payable	5,275
Trustee fees payable	18,022
Other accrued liabilities	40,363

Total Liabilities	279,518

Net Assets	$971,942,689

Net Assets Consist of:
Capital	$971,895,138
Accumulated net realized gains/(losses) from investment transactions	47,551

Net Assets	$971,942,689

Shares of beneficial interest (unlimited number of shares authorized, no par value)	971,895,779
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Interest	$1,018,450

Total Investment Income	1,018,450

Expenses:
Manager fees	1,466,789
Administration fees	136,089
Distribution fees	1,047,709
Custodian fees	12,804
Administrative and compliance services fees	9,630
Trustee fees	24,311
Professional fees	31,652
Shareholder reports	23,750
Other expenses	13,408

Total expenses before reductions	2,766,142
Less expenses voluntarily waived/reimbursed by the Manager	(1,747,692)

Net expenses	1,018,450

Net Investment Income/(Loss)	—

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	30,779

Net Realized/Unrealized Gains/(Losses) on Investments	30,779

Change in Net Assets Resulting From Operations	$30,779

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Money Market Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net realized gains/(losses) on investment transactions	$30,779	$16,881

Change in net assets resulting from operations	30,779	16,881

Dividends to Shareholders:
From net realized gains	—	(7,455)

Change in net assets resulting from dividends to shareholders	—	(7,455)

Capital Transactions:
Proceeds from shares issued	284,033,175	492,621,251
Proceeds from dividends reinvested	—	7,455
Value of shares redeemed	(184,182,883)	(486,202,178)

Change in net assets resulting from capital transactions	99,850,292	6,426,528

Change in net assets	99,881,071	6,435,954
Net Assets:
Beginning of period	$872,061,618	$865,625,664

End of period	$971,942,689	$872,061,618

Share Transactions:
Shares issued	284,033,175	492,621,251
Dividends reinvested	—	7,455
Shares redeemed	(184,182,883)	(486,202,178)

Change in shares	99,850,292	6,426,528

See accompanying notes to the financial statements.

5

AZL Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Investment Activities:
Net Investment Income/(Loss)	—		—		—		—	(a)	—	(a)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	— (a)

Total from Investment Activities	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	0.02

Dividends to Shareholders From:
Net Investment Income	—		—		—		—	(a)	—	(a)	(0.02)
Net Realized Gains	—		—	(a)	—	(a)	—	(a)	—	(a)	— (a)

Total Dividends	—		—	(a)	—	(a)	—	(a)	—	(a)	(0.02)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(b)	—	(c)	—		—		—		0.22%		2.44%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$971,943		$872,062		$865,626		$861,070		$901,771		$1,029,286
Net Investment Income/(Loss)(d)	—		—		—		—		0.22%		2.36%
Expenses Before Reductions(d)(e)	0.66%		0.66%		0.66%		0.70%		0.69%		0.69%
Expenses Net of Reductions(d)	0.24	%(f)	0.29	%(f)	0.28	%(f)	0.33	%(f)	0.59	%(f)	0.69%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

See accompanying notes to the financial statements.

6

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Money Market Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Money Market Fund	0.35%	0.87%

7

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.

2. The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.

3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2013 are reflected on the Statement of Operations as “Expenses voluntarily waived/reimbursed by Manager.”

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2013, the reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2013	Expires 12/31/2014	Expires 12/31/2015	Expires 12/31/2016	Total
AZL Money Market Fund	$3,302,245	$3,319,064	$3,224,807	$1,747,692	$11,593,808

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers in addition to the amounts disclosed above.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $5,877 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$58,167,837	$—	$58,167,837
Commercial Paper	—	10,015,281	—	10,015,281
Municipal Bonds	—	87,300,000	—	87,300,000
U.S. Government Agency Mortgages	—	43,295,291	—	43,295,291
U.S. Treasury Obligations	—	64,989,429	—	64,989,429
Certificates of Deposit	—	238,511,454	—	238,511,454
Commercial Paper	—	455,309,926	—	455,309,926
Unaffiliated Investment Company	3,000	—	—	3,000

Total Investment Securities	$3,000	$957,589,218	$—	$957,592,218

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

The restricted securities held as of June 30, 2013 are identified below.

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets

Antalis U.S. Funding Corp., 0.26%, 8/2/13	6/4/13	$15,393,438	$15,400,000	$15,396,441	1.58%
ASB Finance, Ltd. London, 0.25%, 7/30/13	2/5/13	9,987,847	10,000,000	9,997,986	1.03%
Atlantic Asset Securitization LLC, 0.10%, 7/1/13	6/28/13	45,554,620	45,555,000	45,555,000	4.69%
Commonwealth Bank of Australia, 0.27%, 5/16/14	6/11/13	8,999,550	9,000,000	8,999,577	0.93%
Commonwealth Bank of Australia, 0.24%, 7/22/13	1/23/13	12,984,400	13,000,000	12,998,180	1.34%
Commonwealth Bank of Australia, 0.32%, 11/14/13	11/13/12	5,999,400	6,000,000	5,999,773	0.62%
CPPIB Capital, Inc., 0.24%, 1/3/14	4/18/13	7,986,133	8,000,000	7,990,080	0.82%
DNB NOR Bank ASA, 0.07%, 7/3/13	6/26/13	24,999,660	25,000,000	24,999,903	2.57%
DNB NOR Bank ASA, 0.27%, 7/19/13	1/18/13	11,983,620	12,000,000	11,998,380	1.23%
DNB NOR Bank ASA, 0.27%, 8/5/13	2/5/13	7,989,140	8,000,000	7,997,900	0.82%
Erste Abwicklungsanstalt, 0.25%, 8/23/13	3/26/13	9,989,722	10,000,000	9,996,319	1.03%
Erste Abwicklungsanstalt, 0.25%, 9/10/13	3/12/13	12,983,569	13,000,000	12,993,590	1.34%
Erste Abwicklungsanstalt, 0.25%, 9/27/13	3/6/13	7,988,667	8,000,000	7,995,111	0.82%
HSBC Bank plc, 1.63%, 8/12/13	1/18/13	10,072,767	10,000,000	10,015,281	1.03%
Kells Funding LLC, 0.25%, 11/1/13	4/2/13	10,000,000	10,000,000	10,000,000	1.03%
Kells Funding LLC, 0.26%, 8/19/13	2/19/13	9,986,928	10,000,000	9,996,461	1.03%
Kells Funding LLC, 0.29%, 10/4/13	1/30/13	9,980,264	10,000,000	9,992,347	1.03%
Manhattan Asset Funding Co. LLC, 0.18%, 7/19/13	6/26/13	9,998,850	10,000,000	9,999,100	1.03%
National Australia Bank, NY, 0.88%, 11/12/13	2/27/13	5,021,290	5,000,000	5,011,101	0.52%
National Australia Funding, 0.29%, 10/7/13	1/24/13	7,983,502	8,000,000	7,993,684	0.82%
Nieuw Amsterdam Receivables Corp., 0.21%, 7/8/13	4/9/13	16,991,075	17,000,000	16,999,306	1.75%
Nieuw Amsterdam Receivables Corp., 0.22%, 7/22/13	4/19/13	9,994,256	10,000,000	9,998,717	1.03%
Nieuw Amsterdam Receivables Corp., 0.26%, 10/15/13	5/14/13	7,991,102	8,000,000	7,993,876	0.82%
Nordea Bank AB, 1.75%, 10/4/13	2/8/13	13,118,820	13,000,000	13,048,446	1.34%
Old Line Funding LLC, 0.25%, 9/16/13	3/12/13	4,993,576	5,000,000	4,997,326	0.51%
Old Line Funding LLC, 0.24%, 12/10/13	6/11/13	12,984,227	13,000,000	12,985,960	1.34%
Old Line Funding LLC, 0.24%, 12/11/13	6/14/13	9,988,000	10,000,000	9,989,133	1.03%
Sumitomo Mitsui Bank, NY, 2.15%, 7/22/13	2/22/13	8,056,848	8,000,000	8,008,290	0.82%
Svenska Handelsbank, Inc., 0.28%, 7/26/13	1/18/13	10,984,343	11,000,000	10,997,861	1.13%
Svenska Handelsbanken AB, 0.28%, 11/15/13	5/7/13	6,100,000	6,100,000	6,100,000	0.63%
Sydney Capital Corp., 0.25%, 8/14/13	5/13/13	8,994,250	9,000,000	8,997,250	0.93%
Sydney Capital Corp., 0.24%, 9/12/13	6/13/13	7,995,200	8,000,000	7,996,107	0.82%
Sydney Capital Corp., 0.24%, 9/17/13	6/14/13	11,992,640	12,000,000	11,993,760	1.23%

9

AZL Money Market Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets

Thunder Bay Funding LLC, 0.24%, 12/16/13	6/17/13	$9,987,867	$10,000,000	$9,988,800	1.03%
Victory Receivables Corp., 0.20%, 7/30/13	6/25/13	19,996,111	20,000,000	19,996,778	2.06%
Westpac Banking Corp., NY, 0.28%, 10/8/13	1/8/13	13,000,000	13,000,000	13,000,000	1.34%
Westpac Banking Corp., NY, 0.28%, 4/24/14	5/20/13	16,001,008	16,000,000	16,000,886	1.65%

6. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Money Market Fund	$7,455	$—	$7,455

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Money Market Fund	$16,772	$—	$—	$—	$16,772

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

7. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Fund will disclose on its website at www.Allianzlife.com, within five business days after the end of each month, a complete schedule of portfolio holdings and information regarding the weighted average maturity of the Fund. In addition, the Fund will file with the Commission on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Fund’s Forms N-MFP will be available on the Commission’s website at http://www.sec.gov, on a delayed basis, and the Fund’s website will also contain a link to these filings.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Morgan Stanley Global Real Estate Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Global Real Estate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,007.00	$6.52	1.31%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Morgan Stanley Global Real Estate Fund	$1,000.00	$1,018.30	$6.56	1.31%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United States	44.1%
Japan	14.0
Hong Kong	11.8
Australia	7.0
United Kingdom	5.4
France	3.4
Singapore	3.4
Canada	2.8
Bermuda	1.7
Switzerland	0.9
All other countries	4.2

Total Common Stock	98.7
Securities Held as Collateral for Securities on Loan	1.8
Unaffiliated Investment Company	0.9

Total Investment Securities	101.4
Net other assets (liabilities)	(1.4)

Net Assets	100.0%

1

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Asset Management & Custody Banks (0.1%):
12,287	Retail Opportunity Investments Corp.	$170,789

Diversified Real Estate Activities (20.1%):
444,419	Beni Stabili SpA^	274,098
47,500	BR Properties SA	403,463
482,000	CapitaLand, Ltd.	1,164,646
60,000	City Developments, Ltd.	504,735
228,000	Hang Lung Properties, Ltd.	791,596
115,136	Henderson Land Development Co., Ltd.	682,049
343,303	Kerry Properties, Ltd.	1,334,965
268,000	Mitsubishi Estate Co., Ltd.	7,139,050
202,000	Mitsui Fudosan Co., Ltd.	5,943,402
638	Mobimo Holding AG, Registered Shares	129,950
755,596	New World Development Co., Ltd.^	1,040,941
5,900	Nomura Real Estate Holdings, Inc.	130,560
139,000	Sumitomo Realty & Development Co., Ltd.	5,544,918
560,452	Sun Hung Kai Properties, Ltd.	7,205,999
72,000	Tokyo Tatemono Co., Ltd.	599,885
17,000	Tokyu Land Corp.	156,039
46,000	UOL Group, Ltd.	243,939
283,035	Wharf Holdings, Ltd. (The)	2,354,779

		35,645,014

Diversified REITs (8.9%):
188,863	British Land Co. plc	1,624,752
38,869	Cousins Properties, Inc.	392,577
893,989	Dexus Property Group	868,923
4,351	Fonciere des Regions SA	326,192
3,937	Gecina SA	433,483
345,056	GPT Group	1,207,321
5,355	ICADE	442,150
144,397	Land Securities Group plc	1,931,234
104,855	Londonmetric Property plc	165,594
136,000	Mapletree Greater China Commerical Trust*	101,134
684,945	Mirvac Group	997,550
16	Nippon Accommodations Fund, Inc.	104,802
153	Nomura Real Estate Master Fund, Inc.*	151,827
4,331	PS Business Parks, Inc.	312,568
26,720	Shaftesbury plc	241,681
264,371	Stockland Trust Group	837,021
175	United Urban Investment Corp.	235,441
62,451	Vornado Realty Trust	5,174,065
3,429	Wereldhave NV	222,564
6,062	Winthrop Realty Trust	72,926

		15,843,805

Health Care Services (0.1%):
25,410	Extendicare, Inc.	149,719

Hotels, Resorts & Cruise Lines (1.2%):
35,289	Starwood Hotels & Resorts Worldwide, Inc.	2,229,912

Industrial REITs (2.4%):
149,000	Ascendas Real Estate Investment Trust	262,205
143,222	DCT Industrial Trust, Inc.	1,024,037
534	GLP J-REIT	522,391
326,380	Macquarie Goodman Group	1,446,135
89	Nippon Prologis REIT, Inc.	775,738

Shares		Fair Value
Common Stocks, continued
Industrial REITs, continued
68,742	SERGO plc	$290,473
4,340	Terreno Realty Corp.	80,420

		4,401,399

Mortgage REITs (0.1%):
7,650	Blackstone Mortgage Trust, Inc., Class A*	188,955

Office REITs (7.9%):
73	Activia Properties, Inc.	575,504
10,920	Alexandria Real Estate Equities, Inc.	717,662
17,671	Alstria Office AG^	193,165
542	Befimmo SCA Sicafi	34,273
37,647	Boston Properties, Inc.	3,970,629
13,654	Brookfield Canada Office Properties	338,818
228,000	CapitaCommercial Trust^	263,586
422	Cofinimmo SA	46,113
297,432	Commonwealth Property Office Fund	298,531
15,295	Derwent Valley Holdings plc	534,550
15,178	Digital Realty Trust, Inc.^	925,858
47,870	Duke Realty Corp.	746,293
65,870	Great Portland Estates plc	532,001
25,228	Hudson Pacific Properties, Inc.	536,852
100	Japan Real Estate Investment Corp.	1,117,884
245,000	Keppel REIT	250,367
793	Lexington Realty Trust^	9,262
60,648	Mack-Cali Realty Corp.	1,485,270
131	Nippon Building Fund, Inc.^	1,518,387
16	Nomura Real Estate Office Fund, Inc.	70,195
1,229	Societe de la Tour Eiffel SA	72,455
1,717	Societe de la Tour Eiffel SA*	–
1,460	Societe Immobiliere de Locationpour l’Industrie et le Commerce	150,443

		14,388,098

Real Estate Development (3.6%):
249,000	Agile Property Holdings, Ltd.	266,195
48,747	Atrium European Real Estate, Ltd.	254,121
2,485,087	BGP Holdings plc*(a)(b)	–
324,000	China Overseas Land & Investment, Ltd.	840,937
367,000	China Resources Land, Ltd.	997,408
2,242	Conwert Immobilien Invest AG	22,159
1,019,318	Country Garden Holdings Co., Ltd.	526,822
3,028	GSW Immobilien AG	116,720
401,600	Guangzhou R&F Properties Co., Ltd., H Shares	574,345
30,400	Iguatemi Empresa de Shopping Centers SA	299,231
55,000	Keppel Land, Ltd.	144,478
11,018	LEG Immobilien AG*	572,677
206,371	Norwegian Property ASA	261,477
210,000	Shimao Property Holdings, Ltd.	412,057
621,162	Sino Land Co., Ltd.	870,028
69,647	ST Modwen Properties plc	286,999

		6,445,654

Real Estate Operating Companies (12.1%):
17,507	Atrium Ljungberg AB, B Shares	222,051
59,100	BR Malls Participacoes SA	528,483
60,761	Brookfield Properties Corp.	1,013,493

Continued

2

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
47,845	Capital & Counties Properties plc	$238,629
423,412	Capital & Regional plc*	211,614
22,482	Castellum AB	304,557
3,984	Citycon Oyj	12,370
5,838	Deutsche Euroshop AG	232,192
7,344	Deutsche Wohnen AG	124,605
116,418	Forest City Enterprises, Inc., Class A*	2,085,046
157,649	General Growth Properties, Inc.	3,132,486
599,000	Global Logistic Properties, Ltd.	1,292,633
86,397	Grainger Trust plc	190,442
437,500	Hongkong Land Holdings, Ltd.	2,996,746
54,630	Hufvudstaden AB	653,692
324,346	Hysan Development Co., Ltd.	1,392,529
97,576	Investa Office Fund	258,070
329,899	LXB Retail Properties plc*	579,177
86	NTT Urban Development Corp.	105,653
32,774	Prime Office REIT AG*	152,309
47,189	ProLogis, Inc.	1,779,969
12,379	PSP Swiss Property AG	1,070,972
225,374	Quintain Estates & Development plc*	267,131
239,267	Safestore Holdings, Ltd.	451,861
58,588	Sponda Oyj	275,335
309,650	Swire Properties, Ltd.	909,719
4,925	Swiss Prime Site AG	362,065
72,435	Unite Group plc	399,934

		21,243,763

Residential REITs (10.2%):
11,570	American Campus Communities, Inc.	470,436
39,715	AvalonBay Communities, Inc.	5,357,951
14,484	Boardwalk REIT	802,998
26,806	Camden Property Trust	1,853,367
4,914	Canadian Apartment Properties REIT	105,861
13,597	Equity Lifestyle Properties, Inc.	1,068,588
132,050	Equity Residential Property Trust	7,666,823
2,840	Essex Property Trust, Inc.	451,333

		17,777,357

Retail REITs (22.0%):
14,324	Acadia Realty Trust	353,660
498	Altarea SCA	81,012
366,000	CaitaMalls Asia, Ltd.	524,517
10,969	Calloway REIT	268,226
316,000	CapitaMall Trust	497,489
7,670	CBL & Associates Properties, Inc.	164,291
108,870	CFS Retail Property Trust	198,264
17,630	Cole Real Estate Investments, Inc.*	201,687
17,378	Corio NV	688,961
17,200	Crombie REIT	224,120
32,080	DDR Corp.^	534,132
10,089	Eurocommercial Properties NV	370,119
8,277	Federal Realty Investment Trust	858,159
275,570	Federation Centres	595,277
14,800	First Capital Realty, Inc.	251,265
174,022	Hammerson plc	1,294,080
124	Japan Retail Fund Investment Corp.	258,260

Shares or Principal Amount		Fair Value
Common Stocks, continued
Retail REITs, continued
12,850	Klepierre	$506,414
103,205	Liberty International plc	491,678
346,500	Link REIT (The)	1,691,590
38,059	Macerich Co. (The)	2,320,457
321,000	Mapletree Commercial Trust	300,173
25,355	Mercialys SA^	488,810
3,100	National Retail Properties, Inc.	106,640
60,623	Regency Centers Corp.	3,080,255
75,261	RioCan REIT	1,808,871
69,029	Simon Property Group, Inc.	10,901,059
285,000	Suntec REIT	354,225
5,420	Taubman Centers, Inc.	407,313
15,523	Unibail-Rodamco SE	3,598,954
2,779	Vastned Retail NV	113,516
388,888	Westfield Group	4,055,572
611,445	Westfield Retail Trust	1,725,423

		39,314,469

Specialized REITs (10.0%):
36,173	Ashford Hospitality Trust	414,181
13,830	Big Yellow Group plc	81,064
91,996	HCP, Inc.	4,180,298
13,630	Health Care REIT, Inc.	913,619
34,055	Healthcare Realty Trust, Inc.	868,403
285,386	Host Hotels & Resorts, Inc.	4,814,462
25,827	Public Storage, Inc.	3,960,054
191,000	Religare Health Trust	128,119
42,624	Senior Housing Properties Trust	1,105,240
3,030	Sovran Self Storage, Inc.	196,314
21,030	Ventas, Inc.	1,460,744

		18,122,498

Total Common Stocks (Cost $127,569,015)		175,921,432

Securities Held as Collateral for Securities on Loan (1.8%):
$3,125,729	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	3,125,729

Total Securities Held as Collateral for Securities on Loan (Cost $3,125,729)		3,125,729

Unaffiliated Investment Company (0.9%):
1,514,146	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	1,514,146

Total Unaffiliated Investment Company (Cost $1,514,146)		1,514,146

Total Investment Securities (Cost $132,208,890)(e) —101.4%		180,561,307
Net other assets (liabilities) — (1.4%)		(2,439,452)

Net Assets — 100.0%		$178,121,855

Continued

3

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $2,998,822.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2013, these securities represent 0.00% of the net assets of the fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2013. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(d)	The rate represents the effective yield at June 30, 2013.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Australia	6.9%
Austria	— %^
Belgium	— %^
Belize	0.2%
Bermuda	1.7%
Brazil	0.5%
Canada	2.7%
China	0.5%
Finland	0.2%
France	3.4%
Germany	0.8%
Guernsey	0.1%
Hong Kong	11.6%
Italy	0.2%
Japan	13.8%
Jersey	0.1%
Netherlands	0.8%
Norway	0.1%
Singapore	3.3%
Sweden	0.7%
Switzerland	0.9%
United Kingdom	5.3%
United States	46.2%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the financial statements.

4

AZL Morgan Stanley Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$132,208,890

Investment securities, at value*	$180,561,307
Interest and dividends receivable	488,209
Foreign currency, at value (cost $335,887)	334,621
Receivable for capital shares issued	8,723
Receivable for investments sold	293,903
Reclaims receivable	32,387
Prepaid expenses	773

Total Assets	181,719,923

Liabilities:
Payable for investments purchased	240,629
Payable for capital shares redeemed	4,399
Payable for collateral received on loaned securities	3,125,729
Manager fees payable	136,802
Administration fees payable	9,177
Distribution fees payable	36,602
Custodian fees payable	16,941
Administrative and compliance services fees payable	1,843
Trustee fees payable	6,295
Other accrued liabilities	19,651

Total Liabilities	3,598,068

Net Assets	$178,121,855

Net Assets Consist of:
Capital	$169,506,411
Accumulated net investment income/(loss)	4,687,390
Accumulated net realized gains/(losses) from investment transactions	(44,420,632)
Net unrealized appreciation/(depreciation) on investments	48,348,686

Net Assets	$178,121,855

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,706,052
Net Asset Value (offering and redemption price per share)	$10.06

*	Includes securities on loan of $2,998,822

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$3,142,095
Income from securities lending	23,075
Foreign withholding tax	(154,265)

Total Investment Income	3,010,905

Expenses:
Manager fees	839,905
Administration fees	45,372
Distribution fees	233,307
Custodian fees	76,521
Administrative and compliance services fees	2,099
Trustee fees	5,252
Professional fees	6,895
Shareholder reports	7,446
Other expenses	3,606

Total expenses before reductions	1,220,403
Less expenses paid indirectly	(4,473)

Net expenses	1,215,930

Net Investment Income/(Loss)	1,794,975

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,358,555
Change in net unrealized appreciation/depreciation on investments	(6,526,545)

Net Realized/Unrealized Gains/(Losses) on Investments	(167,990)

Change in Net Assets Resulting From Operations	$1,626,985

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Morgan Stanley Global Real Estate Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,794,975	$3,212,678
Net realized gains/(losses) on investment transactions	6,358,555	7,814,615
Change in unrealized appreciation/depreciation on investments	(6,526,545)	38,587,710

Change in net assets resulting from operations	1,626,985	49,615,003

Dividends to Shareholders:
From net investment income	—	(3,370,326)

Change in net assets resulting from dividends to shareholders	—	(3,370,326)

Capital Transactions:
Proceeds from shares issued	8,996,157	20,423,322
Proceeds from dividends reinvested	—	3,370,326
Value of shares redeemed	(16,342,048)	(54,662,761)

Change in net assets resulting from capital transactions	(7,345,891)	(30,869,113)

Change in net assets	(5,718,906)	15,375,564
Net Assets:
Beginning of period	183,840,761	168,465,197

End of period	$178,121,855	$183,840,761

Accumulated net investment income/(loss)	$4,687,390	$2,892,415

Share Transactions:
Shares issued	867,480	2,306,013
Dividends reinvested	—	360,849
Shares redeemed	(1,558,945)	(5,815,526)

Change in shares	(691,465)	(3,148,664)

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Global Real Estate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008

	(Unaudited)
Net Asset Value, Beginning of Period	$9.99		$7.82	$8.99	$7.57	$5.46	$10.93

Investment Activities:
Net Investment Income/(Loss)	0.11		0.16	0.13	0.23	0.11	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	(0.04)		2.16	(1.02)	1.34	2.08	(4.91)

Total from Investment Activities	0.07		2.32	(0.89)	1.57	2.19	(4.78)

Dividends to Shareholders From:
Net Investment Income	—		(0.15)	(0.28)	(0.15)	(0.08)	(0.16)
Net Realized Gains	—		—	—	—	—	(0.53)

Total Dividends	—		(0.15)	(0.28)	(0.15)	(0.08)	(0.69)

Net Asset Value, End of Period	$10.06		$9.99	$7.82	$8.99	$7.57	$5.46

Total Return(a)	0.70	%(b)	29.86%	(9.94)%	20.86%	40.19%	(45.83)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$178,122		$183,841	$168,465	$185,485	$144,909	$88,600
Net Investment Income/(Loss)(c)	1.92%		1.69%	1.44%	2.91%	2.08%	1.70%
Expenses Before Reductions(c)(d)	1.31%		1.34%	1.35%	1.35%	1.40%	1.43%
Expenses Net of Reductions(c)	1.30%		1.34%	1.35%	1.34%	1.34%	1.36%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.31%		1.34%	1.35%	1.35%	1.35%	1.36%
Portfolio Turnover Rate	16	%(b)	34%	23%	27%	48%	46%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

8

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $6 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $2,354 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager.

The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

9

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Morgan Stanley Global Real Estate Fund	0.90%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $1,298 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

During the period ended June 30, 2013, the Fund paid approximately $33 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

3. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

10

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy. The valuation of these international equity securities may represent a transfer between input levels.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Asset Management & Custody Banks	$170,789	$—	$—	$170,789
Diversified Real Estate Activities	403,463	35,241,551	—	35,645,014
Diversified REITs	6,546,113	9,297,692	—	15,843,805
Health Care Services	149,719	—	—	149,719
Hotels, Resorts & Cruise Lines	2,229,912	—	—	2,229,912
Industrial REITs	1,104,457	3,296,942	—	4,401,399
Mortgage REITs	188,955	—	—	188,955
Office REITs	8,730,644	5,657,454	—	14,388,098
Real Estate Development	299,231	6,146,423	—	6,445,654
Real Estate Operating Companies	11,536,223	9,707,540	—	21,243,763
Residential REITs	17,777,357	—	—	17,777,357
Retail REITs	21,986,549	17,327,920	—	39,314,469
Specialized REITs	17,913,315	209,183	—	18,122,498
Securities Held as Collateral for Securities on Loan	—	3,125,729	—	3,125,729
Unaffiliated Investment Company	1,514,146	—	—	1,514,146

Total Investment Securities	$90,550,873	$90,010,434	$—	$180,561,307

The only transfers between levels as of June 30, 2013 are related to the use of the systematic valuation model to value international equity securities in the Fund.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Global Real Estate Fund	$30,018,602	$35,964,383

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

At June 30, 2013, the Fund held restricted securities representing 0.00% of net assets, all of which have been deemed illiquid. The restricted securities held as of June 30, 2013 are identified below.

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
BGP Holdings plc	8/21/09	$—	2,485,087	$—	0.0%

11

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

7. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $147,829,897. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$49,929,527
Unrealized depreciation	(17,198,117)

Net unrealized appreciation depreciation	$32,731,410

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

	Expires 12/31/2016	Expires 12/31/2017
AZL Morgan Stanley Global Real Estate Fund	$12,865,770	$26,029,940

During the year ended December 31, 2012, the Fund utilized $3,351,207 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Global Real Estate Fund	$3,370,326	$—	$3,370,326

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Global Real Estate Fund	$7,518,720	$—	$(38,895,710)	$38,365,449	$6,988,459

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Morgan Stanley Mid Cap Growth Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Mid Cap Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,151.50	$5.98	1.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Morgan Stanley Mid Cap Growth Fund	$1,000.00	$1,019.24	$5.61	1.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Information Technology	29.0%
Consumer Discretionary	21.9
Industrials	13.5
Financials	9.3
Health Care	9.3
Consumer Staples	6.7
Materials	4.7
Energy	3.1
Utilities	1.5
Private Placements	0.6

Total Common Stock and Private Placements	99.6
Securities Held as Collateral for Securities on Loan	12.1
Unaffiliated Investment Company	0.1

Total Investment Securities	111.8
Net other assets (liabilities)	(11.8)

Net Assets	100.0%

1

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Auto Components (2.4%):
102,541	Tesla Motors, Inc.*^	$11,015,980

Beverages (1.8%):
135,683	Monster Beverage Corp.*	8,245,456

Biotechnology (0.6%):
276,142	Ironwood Pharmaceuticals, Inc.*^	2,747,613

Chemicals (2.4%):
173,364	Rockwood Holdings, Inc.	11,100,497

Commercial Services & Supplies (6.4%):
347,370	Covanta Holding Corp.	6,954,347
496,358	Edenred	15,181,317
64,583	Stericycle, Inc.*	7,131,901

		29,267,565

Communications Equipment (3.4%):
267,073	Motorola Solutions, Inc.	15,418,124

Computers & Peripherals (0.6%):
66,600	3D Systems Corp.*^	2,923,740

Construction Materials (2.3%):
108,009	Martin Marietta Materials, Inc.^	10,630,246

Diversified Financial Services (4.3%):
48,234	IntercontinentalExchange, Inc.*	8,574,076
332,375	MSCI, Inc., Class A*	11,058,116

		19,632,192

Electric Utilities (1.5%):
182,990	Brookfield Infrastructure Partners LP^	6,682,795

Food Products (4.9%):
147,853	McCormick & Co.	10,402,937
145,614	Mead Johnson Nutrition Co.	11,536,997

		21,939,934

Health Care Equipment & Supplies (2.1%):
19,085	Intuitive Surgical, Inc.*	9,668,079

Health Care Technology (2.5%):
136,498	athenahealth, Inc.*^	11,564,111

Hotels, Restaurants & Leisure (5.4%):
180,829	Dunkin’ Brands Group, Inc.	7,743,098
64,034	Panera Bread Co., Class A*	11,906,481
74,761	Wyndham Worldwide Corp.	4,278,572

		23,928,151

Insurance (5.0%):
214,416	Arch Capital Group, Ltd.*	11,023,126
442,630	Progressive Corp. (The)	11,251,655

		22,274,781

Internet & Catalog Retail (3.6%):
1,248,471	Groupon, Inc.*^	10,612,004
90,435	TripAdvisor, Inc.*	5,504,778

		16,116,782

Internet Software & Services (11.9%):
298,893	Akamai Technologies, Inc.*	12,717,897
59,974	LinkedIn Corp., Class A*	10,693,364
81,365	Mail.ru Group, Ltd., GDR	2,330,648
38,591	MercadoLibre, Inc.	4,158,566
119,365	Qihoo 360 Technology Co., Ltd., ADR*^	5,511,082
39,101	SINA Corp.*	2,179,099

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
397,277	Yandex NV, Class A*	$10,976,764
271,931	Youku.com, Inc., ADR*^	5,218,356

		53,785,776

IT Services (2.8%):
221,820	Gartner, Inc.*	12,641,522

Life Sciences Tools & Services (4.1%):
250,472	Illumina, Inc.*^	18,745,324

Machinery (1.0%):
90,280	Colfax Corp.*	4,704,491

Media (4.2%):
329,164	Aimia, Inc.	4,927,754
125,037	McGraw-Hill Cos., Inc. (The)	6,650,718
96,906	Morningstar, Inc.	7,517,968

		19,096,440

Multiline Retail (2.6%):
233,735	Dollar Tree, Inc.*	11,883,087

Oil, Gas & Consumable Fuels (3.1%):
154,074	Range Resources Corp.	11,913,002
113,925	Ultra Petroleum Corp.*^	2,257,994

		14,170,996

Professional Services (6.1%):
105,312	IHS, Inc., Class A*	10,992,466
130,146	Intertek Group plc	5,798,314
477,247	Qualicorp SA*	3,634,436
119,264	Verisk Analytics, Inc., Class A*	7,120,061

		27,545,277

Semiconductors & Semiconductor Equipment (1.8%):
181,120	First Solar, Inc.*^	8,101,498

Software (8.5%):
270,578	Salesforce.com, Inc.*	10,330,668
66,613	ServiceNow, Inc.*^	2,690,499
264,709	Solera Holdings, Inc.	14,731,056
67,084	Splunk, Inc.*	3,110,014
72,625	Workday, Inc., Class A*(a)	4,654,536
914,835	Zynga, Inc.*	2,543,241

		38,060,014

Specialty Retail (1.1%):
77,288	Sally Beauty Holdings, Inc.*	2,403,657
25,431	Ulta Salon, Cosmetics & Fragrance, Inc.*	2,547,169

		4,950,826

Textiles, Apparel & Luxury Goods (2.6%):
161,982	Carter’s, Inc.	11,998,007

Total Common Stocks (Cost $352,398,361)		448,839,304

Private Placements (0.6%):
Internet & Catalog Retail (0.0%):
33,446	Peixe Urbano, Inc.*(a)(b)	65,220

Internet Software & Services (0.6%):
245,606	Dropbox, Inc.*(a)(b)	2,095,019
229,712	Palantir Technologies, Inc.*(a)(b)	659,273

		2,754,292

Transportation Infrastructure (0.0%):
818,433	Better Place LLC (a)(b)	–

Total Private Placements (Cost $6,072,585)		2,819,512

Continued

2

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value

Securities Held as Collateral for Securities on Loan (12.1%):
$54,900,284	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	$54,900,284

Total Securities Held as Collateral for Securities on Loan (Cost $54,900,284)		54,900,284

Unaffiliated Investment Company (0.1%):
665,758	Dreyfus Treasury Prime Cash Management Fund(d)	665,758

Total Unaffiliated Investment Company (Cost $665,758)		665,758

Total Investment Securities (Cost $414,036,987)(e) —111.8%		507,224,858
Net other assets (liabilities) — (11.8)%		(53,361,319)

Net Assets —100.0%		$453,863,539

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $52,992,635.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2013, these securities represent 0.62% of the net assets of the fund.

(b)	Security fair valued in good faith pursuant to procedures approved by the Board of Trustees. As of June 30, 2013, these securities represent 0.62% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(d)	The rate represents the effective yield at June 30, 2013.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Argentina	0.8%
Bermuda	3.5
Brazil	0.7
British Virgin Islands	0.5
Canada	1.4
Cayman Islands	2.5
France	3.0
Netherlands	2.2
United Kingdom	1.1
United States	84.3

100.0%

See accompanying notes to the financial statements.

3

AZL Morgan Stanley Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$414,036,987

Investment securities, at value*	$507,224,858
Interest and dividends receivable	216,470
Foreign currency, at value (cost $45,239)	45,239
Receivable for capital shares issued	480,897
Receivable for investments sold	1,234,661
Reclaims receivable	22,213
Prepaid expenses	2,605

Total Assets	509,226,943

Liabilities:
Payable for capital shares redeemed	6,727
Payable for collateral received on loaned securities	54,900,284
Manager fees payable	300,725
Administration fees payable	14,714
Distribution fees payable	94,025
Custodian fees payable	3,016
Administrative and compliance services fees payable	3,090
Trustee fees payable	10,557
Other accrued liabilities	30,266

Total Liabilities	55,363,404

Net Assets	$453,863,539

Net Assets Consist of:
Capital	$329,652,500
Accumulated net investment income/(loss)	2,406,624
Accumulated net realized gains/(losses) from investment transactions	28,617,570
Net unrealized appreciation/(depreciation) on investments	93,186,845

Net Assets	$453,863,539

Shares of beneficial interest (unlimited number of shares authorized, no par value)	28,717,058
Net Asset Value (offering and redemption price per share)	$15.80

*	Includes securities on loan of $52,992,635

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$1,988,127
Income from securities lending	627,920
Foreign withholding tax	(97,256)

Total Investment Income	2,518,791

Expenses:
Manager fees	1,773,164
Administration fees	71,765
Distribution fees	553,991
Custodian fees	19,438
Administrative and compliance services fees	4,901
Trustee fees	12,152
Professional fees	15,554
Shareholder reports	19,028
Other expenses	5,553

Total expenses before reductions	2,475,546
Less expenses paid indirectly	(31,326)

Net expenses	2,444,220

Net Investment Income/(Loss)	74,571

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	16,291,984
Change in net unrealized appreciation/depreciation on investments	45,590,949
Net Realized/Unrealized Gains/(Losses) on Investments	61,882,933

Change in Net Assets Resulting From Operations	$61,957,504

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Morgan Stanley Mid Cap Growth Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$74,571	$2,516,255
Net realized gains/(losses) on investment transactions	16,291,984	13,716,857
Change in unrealized appreciation/depreciation on investments	45,590,949	15,107,352

Change in net assets resulting from operations	61,957,504	31,340,464

Dividends to Shareholders:
From net realized gains	—	(20,211,960)

Change in net assets resulting from dividends to shareholders	—	(20,211,960)

Capital Transactions:
Proceeds from shares issued	12,837,249	42,372,592
Proceeds from dividends reinvested	—	20,211,960
Value of shares redeemed	(34,707,824)	(35,599,641)

Change in net assets resulting from capital transactions	(21,870,575)	26,984,911

Change in net assets	40,086,929	38,113,415
Net Assets:
Beginning of period	413,776,610	375,663,195

End of period	$453,863,539	$413,776,610

Accumulated net investment income/(loss)	$2,406,624	$2,332,053

Share Transactions:
Shares issued	862,434	3,010,472
Dividends reinvested	—	1,490,558
Shares redeemed	(2,287,092)	(2,560,158)

Change in shares	(1,424,658)	1,940,872

See accompanying notes to the financial statements.

5

AZL Morgan Stanley Mid Cap Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008

	(Unaudited)
Net Asset Value, Beginning of Period	$13.73		$13.32	$14.31	$10.80	$6.85	$15.59

Investment Activities:
Net Investment Income/(Loss)	0.01		0.08	(0.04)	0.01	(0.02)	— (f)
Net Realized and Unrealized Gains/(Losses) on Investments	2.06		1.02	(0.90)	3.50	3.97	(7.01)

Total from Investment Activities	2.07		1.10	(0.94)	3.51	3.95	(7.01)

Dividends to Shareholders From:
Net Investment Income	—		—	(0.05)	—	—	(0.03)
Net Realized Gains	—		(0.69)	—	—	—	(1.69)
Return of Capital	—		—	—	—	—	(0.01)

Total Dividends	—		(0.69)	(0.05)	—	—	(1.73)

Net Asset Value, End of Period	$15.80		$13.73	$13.32	$14.31	$10.80	$6.85

Total Return(a)	15.15	%(b)	8.36%	(6.57)%	32.50%	57.66%	(48.52)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$453,864		$413,777	$375,657	$456,423	$354,846	$229,647
Net Investment Income/(Loss)(c)	0.03%		0.62%	(0.20)%	0.07%	(0.18)%	(0.07)%
Expenses Before Reductions(c)(d)	1.12%		1.13%	1.14%	1.15%	1.17%	1.15%
Expenses Net of Reductions(c)	1.10%		1.12%	1.12%	1.09%	1.11%	1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.12%		1.13%	1.13%	1.10%	1.13%	1.11%
Portfolio Turnover Rate	26	%(b)	32%	32%	42%	40%	41%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(f)	Represents less than $0.005.

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Mid Cap Growth Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $64 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $62,091 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

8

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Morgan Stanley Mid Cap Growth Fund	0.85%	1.30%

*	The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.85%, the next $150 million at 0.80%, the next $250 million at 0.775% and above $500 million at 0.75%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,978 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Debt and other

9

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy. The valuation of these international equity securities may represent a transfer between valuation input levels.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stock:
Internet Software & Services	$51,455,128	$2,330,648	$—	$53,785,776
Professional Services	21,746,963	5,798,314	—	27,545,277
All Other Common Stocks+	367,508,251	—	—	367,508,251
Private Placements+	—	—	2,819,512	2,819,512
Securities Held as Collateral for Securities on Loan	—	54,900,284	—	54,900,284
Unaffiliated Investment Company	665,758	—	—	665,758

Total Investment Securities	$441,376,100	$63,029,246	$2,819,512	$507,224,858

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

The only transfers between levels as of June 30, 2013 are related to the use of the systematic valuation model to value international equity securities in the Fund.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Morgan Stanley Mid Cap Growth Fund	$110,848,296	$124,021,804

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

At June 30, 2013, the Fund held restricted securities representing 0.62% of net assets, all of which have been deemed illiquid. The restricted securities held as of June 30, 2013 are identified below.

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Better Place LLC	1/25/10	$2,046,081	818,433	$—	0.00%
Dropbox, Inc.	5/25/12	2,222,513	245,606	2,095,019	0.46%
Peixe Urbano, Inc.	12/2/11	1,101,072	33,446	65,220	0.01%
Palantir Technologies, Inc.	7/19/12	702,919	229,712	659,273	0.15%
Workday, Inc.	10/12/11	607,056	45,781	4,654,536	1.03%

10

AZL Morgan Stanley Mid Cap Growth Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $414,378,736. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$113,529,601
Unrealized depreciation	(20,683,479)

Net unrealized appreciation depreciation	$92,846,122

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Morgan Stanley Mid Cap Growth Fund	$—	$20,211,960	$20,211,960

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Morgan Stanley Mid Cap Growth Fund	$2,331,971	$12,966,574	$—	$46,954,990	$62,253,535

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® NFJ International Value Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 12

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL NFJ International Value Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL NFJ International Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL NFJ International Value Fund	$1,000.00	$989.80	$6.07	1.23%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL NFJ International Value Fund	$1,000.00	$1,018.70	$6.16	1.23%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
United Kingdom	20.2%
Japan	13.4
Canada	7.8
Brazil	6.8
Germany	6.5
Republic of Korea (South)	4.9
France	4.3
Singapore	3.6
Bermuda	3.4
Australia	3.1
All other countries	23.1

Total Common Stock and Preferred Stock	97.1
Securities Held as Collateral for Securities on Loan	10.5
Unaffiliated Investment Company	2.8

Total Investment Securities	110.4
Net other assets (liabilities)	(10.4)

Net Assets	100.0%

1

AZL NFJ International Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (95.0%):
Aerospace & Defense (2.0%):
115,850	BAE Systems plc, ADR^	$2,731,743

Auto Components (1.5%):
27,900	Magna International, Inc.	1,987,038

Automobiles (0.9%):
53,100	Tata Motors, Ltd., ADR^	1,244,664

Beverages (3.0%):
29,400	Carlsberg A/S, Class B	2,624,500
11,900	Diageo plc, ADR	1,367,905

		3,992,405

Chemicals (4.2%):
13,700	Agrium, Inc.^	1,191,352
101,500	Israel Chemicals, Ltd.	1,000,706
107,900	Nitto Denko Corp., ADR	3,484,091

		5,676,149

Commercial Banks (14.5%):
97,900	Australia & New Zealand Banking Group, Ltd., ADR^	2,557,638
155,870	Banco Bradesco SA, ADR	2,027,869
382,000	Barclays plc	1,637,274
88,200	Hang Seng Bank, Ltd.	1,298,905
282,600	HSBC Holdings plc	2,928,134
1,473,400	Mizuho Financial Group, Inc.	3,067,294
29,500	Toronto-Dominion Bank (The)	2,370,915
76,900	United Overseas Bank, Ltd., ADR^	2,417,736
41,175	Woori Finance Holdings Co., Ltd., ADR	1,139,724

		19,445,489

Diversified Banks (0.3%):
32,200	Sberbank of Russia, ADR*	369,656

Diversified Financial Services (2.3%):
46,300	Deutsche Boerse AG	3,047,657

Diversified Telecommunication Services (3.0%):
134,000	France Telecom SA, ADR	1,266,300
63,900	Telenor ASA	1,267,193
74,000	Telstra Corp., Ltd., ADR	1,616,160

		4,149,653

Electric Utilities (1.4%):
148,700	Companhia Paranaense de Energia, ADR	1,846,854

Electronic Equipment, Instruments & Components (2.1%):
444,800	Hitachi, Ltd.	2,857,841

Energy Equipment & Services (1.1%):
24,300	Ensco plc, Class A, ADR	1,412,316

Food & Staples Retailing (1.9%):
504,200	Tesco plc	2,533,305

Food Products (1.8%):
5,425,500	Golden Agri-Resources, Ltd.	2,384,152

Industrial Conglomerates (3.2%):
60,260	Koc Holding AS, ADR	1,432,983
28,400	Siemens AG, Registered Shares	2,869,298

		4,302,281

Shares		Fair Value
Common Stocks, continued
Insurance (8.7%):
68,500	Axis Capital Holdings, Ltd.	$3,135,930
210,500	Manulife Financial Corp.	3,372,210
17,100	RenaissanceRe Holdings, Ltd.	1,484,109
151,700	Zurich Insurance Group AG, ADR	3,950,268

		11,942,517

IT Services (1.1%):
31,200	Cap Gemini SA	1,516,672

Leisure Equipment & Products (1.1%):
59,300	Sega Sammy Holdings, Inc.	1,485,044

Machinery (1.0%):
55,300	Komatsu, Ltd.	1,278,969

Media (2.3%):
189,100	Reed Elsevier NV	3,136,234

Metals & Mining (5.5%):
32,000	POSCO, ADR	2,082,560
50,500	Rio Tinto plc, Registered Shares, ADR^	2,074,540
136,000	Vale SA, ADR^	1,788,400
170,600	Yamana Gold, Inc.	1,622,406

		7,567,906

Multiline Retail (1.0%):
107,750	Marks & Spencer Group plc, ADR	1,410,448

Oil, Gas & Consumable Fuels (9.7%):
3,542,695	China Petroleum & Chemical Corp. (Sinopec), H Shares	2,474,948
53,600	Petroleo Brasileiro SA, ADR	719,312
55,900	Royal Dutch Shell plc, ADR	3,566,420
85,400	Sasol, Ltd., ADR^	3,698,674
100,900	Statoil ASA, ADR^	2,087,621
50,300	Yanzhou Coal Mining Co., Ltd., ADR^	357,633

		12,904,608

Paper & Forest Products (1.3%):
69,200	Svenska Cellulosa AB, ADR^	1,745,224

Pharmaceuticals (7.0%):
80,000	AstraZeneca plc, ADR	3,784,000
29,900	Sanofi-Aventis SA	3,081,069
65,600	Teva Pharmaceutical Industries, Ltd., ADR	2,571,520

		9,436,589

Semiconductors & Semiconductor Equipment (1.3%):
94,500	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,731,240

Software (0.9%):
60,269	Sage Group plc (The), ADR	1,237,925

Tobacco (1.9%):
72,100	Imperial Tobacco Group plc	2,504,723

Trading Companies & Distributors (1.6%):
8,300	Mitsui & Co., Ltd., ADR^	2,095,169

Water Utilities (2.1%):
262,200	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR^	2,729,502

Continued

2

AZL NFJ International Value Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (5.3%):
72,600	KDDI Corp.	$3,778,233
163,100	SK Telecom Co., Ltd., ADR^	3,315,823

		7,094,056

Total Common Stocks (Cost $118,816,306)		127,798,029

Preferred Stock (2.1%):
Automobiles (2.1%):
13,700	Volkswagen AG, Preferred Shares	2,765,539

Total Preferred Stock (Cost $2,773,552)		2,765,539

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (10.5%):
$14,114,036	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$14,114,036

Total Securities Held as Collateral for Securities on Loan (Cost $14,114,036)		14,114,036

Unaffiliated Investment Company (2.8%):
3,773,311	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	3,773,311

Total Unaffiliated Investment Company (Cost $3,773,311)		3,773,311

Total Investment Securities (Cost $139,477,205)(c) — 110.4%		148,450,915
Net other assets (liabilities) — (10.4)%		(14,034,939)

Net Assets — 100.0%		$134,415,976

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $13,872,392.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Australia	2.8%
Bermuda	3.1%
Brazil	6.1%
Canada	7.1%
China	1.7%
Denmark	1.8%
France	3.9%
Germany	5.9%
Hong Kong	0.9%
India	0.8%
Israel	2.4%
Japan	12.1%
Netherlands	2.1%
Norway	2.3%
Republic of Korea (South)	4.4%
Russian Federation	0.2%
Singapore	3.2%
South Africa	2.5%
Sweden	1.2%
Switzerland	2.7%
Taiwan	1.2%
Turkey	1.0%
United Kingdom	18.4%
United States	12.2%

100.0%

See accompanying notes to the financial statements.

3

AZL NFJ International Value Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$139,477,205

Investment securities, at value*	$148,450,915
Interest and dividends receivable	405,368
Receivable for investments sold	134,831
Reclaims receivable	54,189
Prepaid expenses	1,123

Total Assets	149,046,426

Liabilities:
Payable for investments purchased	365,686
Payable for collateral received on loaned securities	14,114,036
Manager fees payable	101,441
Administration fees payable	6,404
Distribution fees payable	28,176
Custodian fees payable	1,998
Administrative and compliance services fees payable	1,111
Trustee fees payable	3,794
Other accrued liabilities	7,804

Total Liabilities	14,630,450

Net Assets	$134,415,976

Net Assets Consist of:
Capital	$118,708,154
Accumulated net investment income/(loss)	4,652,319
Accumulated net realized gains/(losses) from investment transactions	2,081,793
Net unrealized appreciation/(depreciation) on investments	8,973,710

Net Assets	$134,415,976

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,565,452
Net Asset Value (offering and redemption price per share)	$11.62

*	Includes securities on loan of $13,872,400

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$3,037,181
Income from securities lending	123,854
Foreign withholding tax	(163,309)

Total Investment Income	2,997,726

Expenses:
Manager fees	623,214
Administration fees	31,506
Distribution fees	173,115
Custodian fees	9,920
Administrative and compliance services fees	1,398
Trustee fees	3,473
Professional fees	4,383
Shareholder reports	2,329
Other expenses	1,469

Total expenses before reductions	850,807
Less expenses paid indirectly	(4,438)

Net expenses	846,369

Net Investment Income/(Loss)	2,151,357

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,620,659
Change in net unrealized appreciation/depreciation on investments	(6,089,271)

Net Realized/Unrealized Gains/(Losses) on Investments	(3,468,612)

Change in Net Assets Resulting From Operations	$(1,317,255)

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL NFJ International Value Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,151,357	$2,525,333
Net realized gains/(losses) on investment transactions	2,620,659	(477,162)
Change in unrealized appreciation/depreciation on investments	(6,089,271)	18,306,602

Change in net assets resulting from operations	(1,317,255)	20,354,773

Dividends to Shareholders:
From net investment income	—	(2,924,229)
From net realized gains	—	(19,719,611)

Change in net assets resulting from dividends to shareholders	—	(22,643,840)

Capital Transactions:
Proceeds from shares issued	3,219,906	27,495,421
Proceeds from dividends reinvested	—	22,643,840
Value of shares redeemed	(2,643,170)	(4,884,980)

Change in net assets resulting from capital transactions	576,736	45,254,281

Change in net assets	(740,519)	42,965,214
Net Assets:
Beginning of period	135,156,495	92,191,281

End of period	$134,415,976	$135,156,495

Accumulated net investment income/(loss)	$4,652,319	$2,500,962

Share Transactions:
Shares issued	267,589	2,279,092
Dividends reinvested	—	2,043,668
Shares redeemed	(218,209)	(402,669)

Change in shares	49,380	3,920,091

See accompanying notes to the financial statements.

5

AZL NFJ International Value Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	May 1, 2009 to December 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.74		$12.14	$14.65	$13.70	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.19		0.19	0.53	0.15	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	(0.31)		2.14	(2.13)	1.15	3.54

Total from Investment Activities	(0.12)		2.33	(1.60)	1.30	3.70

Dividends to Shareholders From:
Net Investment Income	—		(0.35)	(0.36)	(0.09)	—
Net Realized Gains	—		(2.38)	(0.55)	(0.26)	—

Total Dividends	—		(2.73)	(0.91)	(0.35)	—

Net Asset Value, End of Period	$11.62		$11.74	$12.14	$14.65	$13.70

Total Return(b)	(1.02	)%(c)	20.55%	(10.92)%	9.67%	37.00	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$134,416		$135,156	$92,191	$167,175	$78,308
Net Investment Income/(Loss)(d)	3.11%		2.25%	2.45%	2.01%	2.01%
Expenses Before Reductions(d)(e)	1.23%		1.25%	1.24%	1.21%	1.33%
Expenses Net of Reductions(d)	1.22%		1.24%	1.17%	1.10%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.23%		1.25%	1.19%	1.11%	1.23%
Portfolio Turnover Rate	8	%(c)	21%	43%	29%	25	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL NFJ International Value Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $16 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $12,333 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and NFJ Investment Group LLC (“NFJ”), NFJ provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL NFJ International Value Fund	0.90%	1.45%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

8

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $952 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

9

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks:
Beverages	$1,367,905	$2,624,500	$—	$3,992,405
Chemicals	4,675,443	1,000,706	—	5,676,149
Commercial Banks	10,513,882	8,931,607	—	19,445,489
Diversified Financial Services	—	3,047,657	—	3,047,657
Diversified Telecommunication Services	2,882,460	1,267,193	—	4,149,653
Electronic Equipment, Instruments & Components	—	2,857,841	—	2,857,841
Food & Staples Retailing	—	2,533,305	—	2,533,305
Food Products	—	2,384,152	—	2,384,152
Industrial Conglomerates	1,432,983	2,869,298	—	4,302,281
Leisure Equipment & Products	—	1,485,044	—	1,485,044
Machinery	—	1,278,969	—	1,278,969
Media	—	3,136,234	—	3,136,234
Oil, Gas & Consumable Fuels	10,429,660	2,474,948	—	12,904,608
Pharmaceuticals	6,355,520	3,081,069	—	9,436,589
Tobacco	—	2,504,723	—	2,504,723
Wireless Telecommunication Services	3,315,823	3,778,233	—	7,094,056
All Other Common Stocks+	41,568,874	—	—	41,568,874
Preferred Stock+	—	2,765,539	—	2,765,539
Securities Held as Collateral for Securities on Loan	—	14,114,036	—	14,114,036
Unaffiliated Investment Company	3,773,311	—	—	3,773,311

Total Investment Securities	$86,315,861	$62,135,054	$—	$148,450,915

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NFJ International Value Fund	$13,224,010	$11,263,939

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $139,766,149. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,888,839
Unrealized depreciation	(10,204,073)

Net unrealized appreciation depreciation	$8,684,766

10

AZL NFJ International Value Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL NFJ International Value Fund	$249,922	$—	$249,922

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL NFJ International Value Fund	$4,545,092	$18,098,748	$22,643,840

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL NFJ International Value Fund	$2,500,962	$—	$(249,922)	$14,774,037	$17,025,077

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2013, the Fund had an individual shareholder account which is affiliated with the Investment Adviser representing ownership in excess of 50% of the Fund.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Oppenheimer Discovery Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Special Joint Meeting of Shareholders Page 12

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Oppenheimer Discovery Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Oppenheimer Discovery Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Oppenheimer Discovery Fund	$1,000.00	$1,159.00	$6.26	1.17%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Oppenheimer Discovery Fund	$1,000.00	$1,018.99	$5.86	1.17%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Information Technology	23.8%
Industrials	20.6
Consumer Discretionary	17.7
Health Care	14.7
Financials	7.5
Energy	5.5
Services	4.4
Consumer Staples	3.6
Materials	1.6

Total Common Stock	99.4
Securities Held as Collateral for Securities on Loan	6.1
Unaffiliated Investment Company	0.5

Total Investment Securities	106.0
Net other assets (liabilities)	(6.0)

Net Assets	100.0%

1

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value

Common Stocks (99.4%):
Aerospace & Defense (2.1%):
35,250	BE Aerospace, Inc.*	$2,223,570
118,300	Hexcel Corp.*	4,028,115

		6,251,685

Auto Components (0.8%):
35,410	American Axle & Manufacturing Holdings, Inc.*	659,688
36,420	Dorman Products, Inc.	1,661,845

		2,321,533

Biotechnology (2.4%):
40,050	Aegerion Pharmaceuticals, Inc.*^	2,536,767
45,640	Cubist Pharmaceuticals, Inc.*	2,204,412
32,310	Medivation, Inc.*	1,589,652
59,710	NPS Pharmaceuticals, Inc.*	901,621

		7,232,452

Broadcasting (0.8%):
63,930	Nexstar Broadcasting Group, Inc.	2,266,958

Building Products (2.1%):
105,860	A.O. Smith Corp.	3,840,601
54,990	American Woodmark Corp.*	1,908,153
31,060	Ply Gem Holdings, Inc.*^	623,064

		6,371,818

Capital Markets (2.2%):
33,850	Artisan Partners Asset Management, Inc.*	1,689,454
34,110	Evercore Partners, Inc., Class A	1,339,841
50,970	Financial Engines, Inc.	2,323,721
7,350	Virtus Investment Partners, Inc.*	1,295,585

		6,648,601

Commercial Banks (2.9%):
138,410	PrivateBancorp, Inc.	2,935,676
38,480	Signature Bank*	3,194,609
167,110	Western Alliance BanCorp*	2,645,351

		8,775,636

Commercial Services & Supplies (2.4%):
68,290	Healthcare Services Group, Inc.	1,674,471
126,770	Mobile Mini, Inc.*	4,202,425
9,600	Portfolio Recovery Associates, Inc.*	1,474,848

		7,351,744

Computers & Peripherals (1.2%):
42,740	Stratasys, Ltd.*^	3,579,048

Construction Materials (1.6%):
55,910	CaesarStone Sdot-Yam, Ltd.*	1,522,429
47,860	Eagle Materials, Inc.	3,171,682

		4,694,111

Consumer Finance (0.4%):
11,820	Credit Acceptance Corp.*	1,241,691

Electrical Equipment (0.7%):
55,770	Generac Holdings, Inc.	2,064,048

Electronic Equipment, Instruments & Components (1.1%):
32,360	IPG Photonics Corp.^	1,965,223
19,370	OSI Systems, Inc.*	1,247,815

		3,213,038

Energy Equipment & Services (3.2%):
44,870	Atwood Oceanics, Inc.*	2,335,484
37,840	Dril-Quip, Inc.*	3,416,573

Shares		Fair Value

Common Stocks, continued
Energy Equipment & Services, continued
69,180	Forum Energy Technologies, Inc.*^	$2,105,147
71,010	Helix Energy Solutions Group, Inc.*	1,636,070

		9,493,274

Food & Staples Retailing (1.2%):
33,590	Fairway Group Holdings Corp.*^	811,870
59,270	Susser Holdings Corp.*	2,837,848

		3,649,718

Food Products (1.1%):
36,010	Annie’s, Inc.*^	1,539,067
141,130	Boulder Brands, Inc.*	1,700,616

		3,239,683

Health Care Equipment & Supplies (5.6%):
35,010	Abaxis, Inc.	1,663,325
47,870	Cooper Cos., Inc. (The)	5,698,923
72,920	Dexcom, Inc.*	1,637,054
75,410	Insulet Corp.*	2,368,628
59,100	Sirona Dental Systems, Inc.*	3,893,508
76,910	Spectranetics Corp. (The)*	1,436,679

		16,698,117

Health Care Providers & Services (4.5%):
70,210	Acadia Healthcare Co., Inc.*	2,321,845
31,220	Air Methods Corp.	1,057,734
88,370	Capital Senior Living Corp.*	2,112,043
15,740	MWI Veterinary Supply, Inc.*	1,939,798
119,850	Team Health Holdings, Inc.*	4,922,239
21,580	WellCare Health Plans, Inc.*	1,198,769

		13,552,428

Health Care Technology (0.8%):
32,900	Medidata Solutions, Inc.*	2,548,105

Hotels, Restaurants & Leisure (3.0%):
33,140	Buffalo Wild Wings, Inc.*	3,253,022
48,860	Chuy’s Holdings, Inc.*	1,873,292
43,030	Fiesta Restaurant Group, Inc.*	1,479,801
5,330	Multimedia Games, Inc.*	138,953
6,890	Noodles & Co.*	253,208
10,570	Panera Bread Co., Class A*	1,965,386

		8,963,662

Household Durables (2.6%):
119,420	La-Z-Boy, Inc.	2,420,643
39,500	Ryland Group, Inc. (The)	1,583,950
470,760	Standard Pacific Corp.*^	3,921,432

		7,926,025

Industrial Machinery (0.6%):
28,710	Proto Labs, Inc.*^	1,865,289

Insurance (1.7%):
95,810	ProAssurance Corp.	4,997,450

Internet & Catalog Retail (0.6%):
60,180	HomeAway, Inc.*^	1,946,221

Internet Software & Services (3.6%):
151,850	Cornerstone OnDemand, Inc.*	6,573,587
8,850	Shutterstock, Inc.*	493,653
139,850	Web.com Group, Inc.*	3,580,160

		10,647,400

Continued

2

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value

Common Stocks, continued
IT Services (0.7%):
29,840	Maximus, Inc.	$2,222,483

Life Sciences Tools & Services (1.3%):
108,710	ICON plc*	3,851,595

Machinery (3.8%):
18,800	Chart Industries, Inc.*	1,768,892
96,660	Manitowoc Co., Inc. (The)	1,731,181
22,440	Middleby Corp. (The)*	3,816,820
73,840	Wabtec Corp.	3,945,270

		11,262,163

Media (1.9%):
123,720	Lions Gate Entertainment Corp.*^	3,398,588
81,150	Sinclair Broadcast Group, Inc.	2,384,187

		5,782,775

Oil & Gas Exploration & Production (0.9%):
45,860	Bonanza Creek Energy, Inc.*	1,626,196
36,930	Diamondback Energy, Inc.*	1,230,508

		2,856,704

Oil, Gas & Consumable Fuels (1.8%):
98,910	Oasis Petroleum, Inc.*	3,844,632
89,100	Rex Energy Corp.*	1,566,378

		5,411,010

Paper & Forest Products (0.5%):
37,660	KapStone Paper & Packaging Corp.	1,513,179

Pharmaceuticals (1.7%):
28,830	Jazz Pharmaceuticals plc*	1,981,486
67,080	Medicines Co. (The)*	2,063,381
52,000	Santarus, Inc.*	1,094,600

		5,139,467

Professional Services (4.1%):
64,940	Advisory Board Co. (The)*	3,548,971
33,510	CoStar Group, Inc.*	4,325,136
160,960	On Assignment, Inc.*	4,300,851

		12,174,958

Real Estate Investment Trusts (REITs) (0.3%):
24,060	Coresite Realty Corp.	765,349

Road & Rail (1.3%):
45,400	Genesee & Wyoming, Inc., Class A*	3,851,736

Semiconductors & Semiconductor Equipment (2.7%):
56,790	Cavium, Inc.*	2,008,662
162,820	Monolithic Power Systems, Inc.	3,925,590
62,890	Semtech Corp.*	2,203,037

		8,137,289

Software (14.9%):
155,890	Aspen Technology, Inc.*	4,488,073
80,430	CommVault Systems, Inc.*	6,103,833

Shares or Principal Amount		Fair Value

Common Stocks, continued
Software, continued
126,760	Guidewire Software, Inc.*	$5,330,258
90,120	Imperva, Inc.*	4,059,005
110,540	Infoblox, Inc.*	3,234,400
46,180	Interactive Intelligence Group*	2,382,888
48,130	NetSuite, Inc.*	4,415,446
79,100	QLIK Technologies, Inc.*	2,236,157
54,880	ServiceNow, Inc.*	2,216,603
17,470	Sourcefire, Inc.*	970,459
61,300	Splunk, Inc.*	2,841,868
12,930	Tableau Software, Inc., Class A*	716,581
53,330	Ultimate Software Group, Inc. (The)*	6,255,076

		45,250,647

Specialty Retail (8.0%):
104,580	Asbury Automotive Group, Inc.*	4,193,658
100,190	Conn’s, Inc.*	5,185,834
36,430	Five Below, Inc.*^	1,339,167
81,790	Lithia Motors, Inc., Class A	4,360,225
45,780	Lumber Liquidators Holdings, Inc.*^	3,564,889
130,930	Pier 1 Imports, Inc.	3,075,546
27,770	Restoration Hardware Holdings, Inc.*	2,082,750

		23,802,069

Textiles, Apparel & Luxury Goods (2.0%):
64,450	Steven Madden, Ltd.*	3,118,091
46,140	Under Armour, Inc., Class A*	2,755,019

		5,873,110

Trading Companies & Distributors (3.7%):
87,550	Beacon Roofing Supply, Inc.*	3,316,394
192,090	H&E Equipment Services, Inc.	4,047,336
77,260	United Rentals, Inc.*	3,856,047

		11,219,777

Trucking (0.6%):
64,110	Roadrunner Transportation System, Inc.*	1,784,822

Total Common Stocks (Cost $255,858,959)		298,438,868

Securities Held as Collateral for Securities on Loan (6.1%):
$18,164,616	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	18,164,616

Total Securities Held as Collateral for Securities on Loan (Cost $18,164,616)		18,164,616

Unaffiliated Investment Company (0.5%):
1,439,248	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	1,439,248

Total Unaffiliated Investment Company (Cost $1,439,248)		1,439,248

Total Investment Securities (Cost $275,462,823)(c) — 106.0%		318,042,732
Net other assets (liabilities) — (6.0)%		(17,941,816)

Net Assets — 100.0%		$300,100,916

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $17,545,156.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Oppenheimer Discovery Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$275,462,823

Investment securities, at value*	$318,042,732
Interest and dividends receivable	43,396
Receivable for capital shares issued	181,448
Receivable for investments sold	2,509,712
Prepaid expenses	175

Total Assets	320,777,463

Liabilities:
Payable for investments purchased	1,797,251
Payable for capital shares redeemed	400,164
Payable for collateral received on loaned securities	18,164,616
Manager fees payable	212,081
Administration fees payable	10,630
Distribution fees payable	62,377
Custodian fees payable	2,211
Administrative and compliance services fees payable	2,564
Trustee fees payable	8,760
Other accrued liabilities	15,893

Total Liabilities	20,676,547

Net Assets	$300,100,916

Net Assets Consist of:
Capital	$243,525,626
Accumulated net investment income/(loss)	(631,931)
Accumulated net realized gains/(losses) from investment transactions	14,627,312
Net unrealized appreciation/(depreciation) on investments	42,579,909

Net Assets	$300,100,916

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,669,206
Net Asset Value (offering and redemption price per share)	$12.68

*	Includes securities on loan of $17,545,156.

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$457,169
Income from securities lending	38,110

Total Investment Income	495,279

Expenses:
Manager fees	822,475
Administration fees	33,391
Distribution fees	241,903
Custodian fees	10,869
Administrative and compliance services fees	2,660
Trustee fees	6,349
Professional fees	7,426
Shareholder reports	5,243
Other expenses	2,694

Total expenses	1,133,010

Net Investment Income/(Loss)	(637,731)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	12,084,444
Change in net unrealized appreciation/depreciation on investments	18,255,818

Net Realized/Unrealized Gains/(Losses) on Investments	30,340,262

Change in Net Assets Resulting From Operations	$29,702,531

See accompanying notes to the financial statements.

4

Statements of Changes in Net Assets

	AZL Oppenheimer Discovery Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(637,731)	$(76,054)
Net realized gains/(losses) on investment transactions	12,084,444	8,002,085
Change in unrealized appreciation/depreciation on investments	18,255,818	4,425,245

Change in net assets resulting from operations	29,702,531	12,351,276

Dividends to Shareholders:
Capital Transactions:
Proceeds from shares issued	12,717,945	42,911,414
Proceeds from shares issued in merger	153,408,602	—
Value of shares redeemed	(19,477,932)	(11,281,347)

Change in net assets resulting from capital transactions	146,648,615	31,630,067

Change in net assets	176,351,146	43,981,343
Net Assets:
Beginning of period	123,749,770	79,768,427

End of period	$300,100,916	$123,749,770

Accumulated net investment income/(loss)	$(631,931)	$5,800

Share Transactions:
Shares issued	1,069,887	3,874,537
Shares issued in merger	12,864,661	—
Shares redeemed	(1,579,986)	(1,066,908)

Change in shares	12,354,562	2,807,629

See accompanying notes to the financial statements.

5

AZL Oppenheimer Discovery Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$10.94		$9.38	$9.92		$7.70	$5.86	$12.90

Investment Activities:
Net Investment Income/(Loss)	(0.03)		(0.01)	(0.04)		0.01	(0.02)	(0.04)
Net Realized and Unrealized Gains/(Losses) on Investments	1.77		1.57	(0.50)		2.21	1.86	(4.96)

Total from Investment Activities	1.74		1.56	(0.54)		2.22	1.84	(5.00)

Dividends to Shareholders From:
Net Investment Income	—		—	—	(a)	—	—	—
Net Realized Gains	—		—	—		—	—	(2.04)

Total Dividends	—		—	—	(a)	—	—	(2.04)

Net Asset Value, End of Period	$12.68		$10.94	$9.38		$9.92	$7.70	$5.86

Total Return(b)	15.90	%(c)	16.63%	(5.39)%		28.83%	31.40%	(43.35)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$300,101		$123,750	$79,768		$91,473	$47,457	$36,237
Net Investment Income/(Loss)(d)	(0.66)%		(0.07)%	(0.40)%		0.11%	(0.23)%	(0.54)%
Expenses Before Reductions(d)(e)	1.17%		1.18%	1.19%		1.22%	1.24%	1.26%
Expenses Net of Reductions(d)	1.17%		1.18%	1.19%		1.22%	1.24%	1.26%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.17%		1.18%	1.19%		1.22%	1.24%	1.26%
Portfolio Turnover Rate	78	%(c)(g)	161%	145	%(h)	97%	173%	226%

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 105%.

(h)	The portfolio turnover rate for the year ended December 31, 2011 was higher than the prior year primarily due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

6

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Oppenheimer Discovery Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $18 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $3,799 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. (“Oppenheimer”), Oppenheimer provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

8

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Oppenheimer Discovery Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $1,645 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

During the period ended June 30, 2013, the Fund paid approximately $2,517 to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

9

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$298,438,868	$—	$—	$298,438,868
Securities Held as Collateral for Securities on Loan	—	18,164,616	—	18,164,616
Unaffiliated Investment Company	1,439,248	—	—	1,439,248

Total Investment Securities	$299,878,116	$18,164,616	$—	$318,042,732

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases		Sales
AZL Oppenheimer Discovery Fund	$84,605,251	*	$84,701,003	*

*	Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from these amounts. The costs of purchases and proceeds from sales amounts excluded were $129,723,610 and $127,598,054, respectively.

6. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $276,129,260. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$43,391,464
Unrealized depreciation	(1,477,992)

Net unrealized appreciation depreciation	$41,913,472

During the year ended December 31, 2012, the Fund utilized $5,120,589 in capital loss carry forwards to offset capital gains.

During the year ended December 31, 2012 there were no dividends paid to shareholders.

10

AZL Oppenheimer Discovery Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Oppenheimer Discovery Fund	$—	$2,886,815	$—	$8,487,518	$11,374,333

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

7. Acquisition of Funds

On April 26, 2013, the Fund acquired all of the net assets of the AZL Allianz AGIC Opportunity Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL Allianz AGIC Opportunity Fund shareholders on April 24, 2013. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 12,864,661 shares of the Fund, valued at $153,408,602, for 11,687,440 shares of the AZL Allianz AGIC Opportunity Fund outstanding on April 26, 2013.

The investment portfolio of the AZL Allianz AGIC Opportunity Fund, with a fair value of $153,524,247 and identified cost of $138,025,821 at April 26, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the AZL Allianz AGIC Opportunity Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Fund were $142,046,883. All fees and expenses incurred by the AZL Allianz AGIC Opportunity Fund and the Fund directly in connection with the plan of reorganization were borne by the Manager.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2013, are as follows:

Net investment income/(loss)	$(861,832)
Net realized/unrealized gains/losses)	39,965,373

Change in net assets resulting from operations	$39,103,541

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL Allianz AGIC Opportunity Fund that have been included in the Fund’s statement of operations since April 26, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

11

AZL Oppenheimer Discovery Fund

Special Joint Meeting of Shareholders (Unaudited)

April 24, 2013

We, the undersigned, as record holder of 8,218,221.347 shares representing the AZL Allianz AGIC Opportunity Fund (the “Acquired Fund”), an outstanding series of the Allianz Variable Insurance Products Trust (the “VIP Trust”), hereby vote the votes entitled to be cast by such shares (one vote for each dollar of each share’s net asset value) for the Proposal for the AZL Allianz AGIC Opportunity Fund on behalf of the Acquired Fund as follows:

The manner in which the votes were cast at the Special Joint Meeting for the Acquired Fund with respect to the Proposal was as follows:

—

To approve an Agreement and Plan of Reorganization (the “Plan”) among the AZL Allianz AGIC Opportunity Fund, which is a series of the VIP Trust, and the AZL Oppenheimer Discovery Fund (the “Acquiring Fund”), which is another series of the VIP Trust, and solely for the purposes of Section 11 of the Plan, Allianz Investment Management LLC; and

—	Such other business as may properly come before the meeting, or any adjournment of the meeting.

Under the Plan, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund, which would be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the assumption of the Acquired Fund’s liabilities.

ACQUIRED FUND		FOR	AGAINST	ABSTAIN
AZL Allianz AGIC Opportunity Fund	Votes(1)	7,233,149.568	280,326.189	704,745.590
	% of votes entitled to be cast	88.014%	3.411%	8.575%
	Shares(2)	1,444,462.894	55,811.336	140,553.822
	% of shares outstanding	17.576%	0.679%	1.710%

AZL Allianz AGIC Opportunity Fund (NAV)(1/31/2013 -$13.02)	Votes(1)	94,175,607.370	3,649,846.980	9,175,787.581
	% of votes entitled to be cast	88.014%	3.411%	8.575%
	Shares(2)	18,806,906.870	7,726,663.594	1,830,010.762
	% of shares outstanding	17.576%	0.679%	1.710%

(1)	Echo Voting

(2)	Non-Echo Voting

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Pyramis Core Bond Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 17

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Pyramis Core Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Pyramis Core Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Pyramis Core Bond Fund	$1,000.00	$970.20	$3.91	0.80%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Pyramis Core Bond Fund	$1,000.00	$1,020.83	$4.01	0.80%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	30.9%
Corporate Bonds	27.1
U.S. Treasury Obligations	17.5
Collateralized Mortgage Obligations	10.6
Yankee Dollars	5.3
Asset Backed Securities	4.1
Municipal Bonds	2.9

Total Long Term Investments	98.4
Unaffiliated Investment Company	13.6

Total Investment Securities	112.0
Net other assets (liabilities)	(12.0)

Net Assets	100.0%

1

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (4.1%):
$95,215	CFC LLC, Class A, Series 2013-1A, 1.65%, 7/17/17(a)	$94,987
4,220,000	CFC LLC, Class B, Series 2013-1A, 2.75%, 11/15/18(a)	4,161,005
690,000	Chase Issuance Trust, Class A, Series 2012-A6, 0.32%, 8/15/17(b)	688,131
490,000	Chase Issuance Trust, Class A2, Series 2013-A2, 0.29%, 2/15/17(b)	488,782
5,520,000	Chase Issuance Trust, Class A4, Series 2013-A4, 0.29%, 5/15/17(b)	5,504,290
680,000	Ford Credit Floorplan Master Owner Trust, Class A1, Series 2013-3, 0.79%, 6/15/17	679,812
1,130,000	Ford Credit Floorplan Master Owner Trust, Class C, Series 2013-3, 1.29%, 6/15/17	1,128,667
1,130,000	Ford Credit Floorplan Master Owner Trust, Class D, Series 2013-3, 1.74%, 6/15/17	1,127,674

Total Asset Backed Securities (Cost $13,965,016)		13,873,348

Collateralized Mortgage Obligations (10.6%):
40,000	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(b)	44,364
400,000	Commercial Mortgage Trust, Class A5, Series 2004-LB4A, 4.84%, 10/15/37	411,027
320,000	Extended Stay America Trust, Class BFL, Series 2013-ESFL, 1.29%, 12/5/31(a)(b)	317,928
230,000	Extended Stay America Trust, Class CFL, Series 2013-ESFL, 1.69%, 12/5/31(a)(b)	229,149
2,716,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	3,012,386
150,000	Goldman Sachs Mortgage Securities Corp. II, Class A2, Series 2007-EOP, 1.26%, 3/6/20(a)(b)	150,378
386,240	Granite Master Issuer plc, Class A1, Series 2006-1A, 0.26%, 12/20/54(a)(b)	374,542
3,700,000	Granite Master Issuer plc, Class M2, Series 2006-1A, 0.77%, 12/20/54(a)(b)	3,287,450
109,420	Granite Master Issuer plc, Class A4, Series 2006-2, 0.27%, 12/20/54(b)	106,094
51,926	Granite Master Issuer plc, Class A3, Series 2006-3, 0.27%, 12/20/54(b)	50,317
60,260	Granite Master Issuer plc, Class A7, Series 2006-3, 0.39%, 12/20/54(b)	58,429
3,750,000	Granite Master Issuer plc, Class M2, Series 2006-3, 0.75%, 12/20/54(b)	3,331,875
176,903	Granite Master Issuer plc, Class A4, Series 2006-4, 0.29%, 12/20/54(b)	171,418
138,718	Granite Master Issuer plc, Class 2A1, Series 2007-1, 0.33%, 12/20/54(b)	134,501
1,371,000	Granite Master Issuer plc, Class 1B1, Series 2007-1, 0.33%, 12/20/54(b)	1,254,315
29,832	Granite Master Issuer plc, Class 3A1, Series 2007-2, 0.37%, 12/17/54(b)	28,925
257,000	Granite Master Issuer plc, Class 1B1, Series 2007-2, 0.35%, 12/17/54(b)	235,127
900,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 3/10/39	994,799

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$9,100,000	GS Mortgage Securities Trust, Class XB1, Series 2013-KYO, 3.25%, 11/8/29(b)(c)	$619,007
5,047,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.81%, 6/15/49(b)	5,648,077
4,937,411	LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 9/15/45(b)	5,503,209
2,030,000	Merrill Lynch Floating Trust, Class A2, Series 2008-LAQA, 0.73%, 7/9/21(a)(b)	1,985,963
315,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(b)	348,533
334,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-5, 5.38%, 8/12/48	366,664
1,970,000	Morgan Stanley Capital I, Class A4, Series 2007-IQ14, 5.69%, 4/15/49(b)	2,193,632
440,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C33, 5.92%, 7/15/17(b)	489,470
2,786,000	Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	3,092,126
1,420,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,561,012

Total Collateralized Mortgage Obligations (Cost $36,896,479)		36,000,717

Corporate Bonds (27.1%):
Airlines (0.1%):
310,857	Continental Airlines 1998-1A, Class A, Series A, 6.65%, 9/15/17	327,954

Auto Components (0.2%):
673,000	Delphi Corp., 5.00%, 2/15/23, Callable 2/15/18 @ 102.5	691,508

Automobiles (0.5%):
588,000	Ford Motor Co., 7.45%, 7/16/31	703,962
998,000	Ford Motor Co., 4.75%, 1/15/43	877,832

		1,581,794

Beverages (0.0%):
86,000	Beam, Inc., 1.88%, 5/15/17	85,847

Biotechnology (0.3%):
1,000,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	995,940

Capital Markets (2.9%):
1,000,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,008,721
1,000,000	General Electric Capital Corp., 1.00%, 1/8/16, MTN	994,464
1,000,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,126,840
430,000	Goldman Sachs Group, Inc. (The), 3.63%, 1/22/23	411,412
548,000	Merrill Lynch & Co., 6.11%, 1/29/37	539,431
375,000	Merrill Lynch & Co., 7.75%, 5/14/38	428,957
1,480,000	Morgan Stanley, 5.38%, 10/15/15	1,584,301
1,300,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN	1,473,492
180,000	Morgan Stanley, 2.13%, 4/25/18	172,266
362,000	Morgan Stanley, 4.88%, 11/1/22	357,620
400,000	Morgan Stanley, 3.75%, 2/25/23	382,513

Continued

2

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$1,500,000	Toyota Motor Credit Corp., 0.80%, 5/17/16	$1,492,188

		9,972,205

Chemicals (0.1%):
192,000	Ecolab, Inc., 1.45%, 12/8/17	186,486

Commercial Banks (3.2%):
744,000	American Express Centurion Bank, 0.88%, 11/13/15	742,142
550,000	Bank of America Corp., 5.70%, 1/24/22	610,525
213,000	Bank of America Corp., 3.30%, 1/11/23, MTN	201,316
250,000	Discover Bank, 7.00%, 4/15/20	291,757
400,000	Fifth Third Bancorp, 8.25%, 3/1/38	507,254
1,500,000	JPMorgan Chase & Co., 0.80%, 4/23/15, MTN	1,491,383
928,000	JPMorgan Chase & Co., 1.13%, 2/26/16	914,375
800,000	KeyCorp, 3.75%, 8/13/15	842,527
28,000	M&I Marshall & Ilsley Bank, Series BKNT, 5.00%, 1/17/17	29,922
277,000	Morgan Stanley, 4.10%, 5/22/23, MTN	255,926
1,028,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	1,199,066
500,000	Regions Financial Corp., 5.75%, 6/15/15	539,375
88,000	Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18 @ 100	83,187
530,000	SunTrust Banks, Inc., Series BKNT, 0.58%, 4/1/15(b)	525,882
32,000	SunTrust Banks, Inc., Series BKNT, 3.50%, 1/20/17, Callable 12/20/16 @ 100	33,487
1,200,000	Wachovia Bank NA, Series BKNT, 6.00%, 11/15/17	1,369,337
842,000	Wells Fargo & Co., 1.50%, 7/1/15	851,593
144,000	Wells Fargo & Co., 3.68%, 6/15/16	153,852

		10,642,906

Consumer Finance (0.8%):
324,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	324,683
1,600,000	NiSource Finance Corp., 4.45%, 12/1/21, Callable 9/1/21 @ 100	1,652,178
605,000	NiSource Finance Corp., 5.25%, 2/15/43, Callable 8/15/42 @ 100	591,108

		2,567,969

Diversified Financial Services (1.8%):
270,000	Bank of America NA, Series BKNT, 5.30%, 3/15/17	292,838
2,568,000	Citigroup, Inc., 1.25%, 1/15/16	2,537,302
151,000	Citigroup, Inc., 4.05%, 7/30/22	145,127
850,000	Citigroup, Inc., 3.38%, 3/1/23	813,122
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,032,167
112,000	Hyundai Capital America, Inc., 1.63%, 10/2/15(a)	111,637
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)	119,881
124,000	JPMorgan Chase & Co., 3.25%, 9/23/22	117,726
510,000	JPMorgan Chase & Co., 3.20%, 1/25/23	484,147
444,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/1/17	505,756

		6,159,703

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.9%):
$820,000	CenturyLink, Inc., Series N, 6.00%, 4/1/17	$883,550
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	29,470
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	64,480
188,000	Embarq Corp., 7.08%, 6/1/16	210,661
1,400,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	1,269,377
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	570,549
112,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/1/42 @ 100	92,931

		3,121,018

Electric Utilities (1.5%):
146,000	American Electric Power Co., Inc., 1.65%, 12/15/17, Callable 11/15/17 @ 100	141,931
138,000	American Electric Power Co., Inc., Series F, 2.95%, 12/15/22, Callable 9/15/22 @ 100	128,464
302,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	294,008
474,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	440,401
1,383,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	1,458,506
340,000	Indiana Michigan Power Co., Series J, 3.20%, 3/15/23, Callable 12/15/22 @ 100	322,286
91,000	Northeast Utilities, 1.45%, 5/1/18, Callable 4/1/18 @ 100	88,327
411,000	Northeast Utilities, 2.80%, 5/1/23, Callable 2/1/23 @ 100	384,036
600,000	Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	637,187
1,000,000	West Penn Power Co., 5.95%, 12/15/17(a)	1,139,330

		5,034,476

Energy Equipment & Services (0.0%):
44,000	FMC Technologies, Inc., 2.00%, 10/1/17	43,271
79,000	FMC Technologies, Inc., 3.45%, 10/1/22, Callable 7/1/22 @ 100	75,677

		118,948

Food & Staples Retailing (0.5%):
1,500,000	Kraft Foods, Inc., 5.38%, 2/10/20	1,682,481

Food Products (0.4%):
1,038,000	ConAgra Foods, Inc., 1.30%, 1/25/16	1,039,711
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	127,801
151,000	ConAgra Foods, Inc., 3.20%, 1/25/23, Callable 10/25/22 @ 100	144,397
168,000	ConAgra Foods, Inc., 4.65%, 1/25/43, Callable 7/25/42 @ 100	155,623

		1,467,532

Health Care Providers & Services (1.1%):
177,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/15 @ 100	163,015
99,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/14 @ 100	86,878
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,620,046
68,000	McKesson Corp., 0.95%, 12/4/15	67,818
108,000	UnitedHealth Group, Inc., 1.63%, 3/15/19	104,391

Continued

3

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$59,000	UnitedHealth Group, Inc., 2.75%, 2/15/23, Callable 11/15/22 @ 100	$54,915
467,000	UnitedHealth Group, Inc., 2.88%, 3/15/23	438,799
81,000	UnitedHealth Group, Inc., 3.95%, 10/15/42, Callable 4/15/42 @ 100	69,692
300,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	273,693
777,000	WellPoint, Inc., 3.30%, 1/15/23	739,667
122,000	WellPoint, Inc., 4.65%, 1/15/43	113,715

		3,732,629

Independent Power Producers & Energy Traders (0.1%):
159,000	Dominion Resources, Inc., Series 06-B, 2.58%, 9/30/66, Callable 8/1/13 @ 100	148,916
198,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/1/23 @ 100	187,599

		336,515

Industrial Conglomerates (0.4%):
1,200,000	General Electric Capital Corp., Series A, 5.63%, 9/15/17, MTN	1,359,204

Insurance (2.4%):
307,000	American International Group, Inc., Series G, 5.60%, 10/18/16, MTN	342,088
1,565,000	American International Group, Inc., 3.80%, 3/22/17	1,640,615
103,000	American International Group, Inc., 4.88%, 6/1/22	109,790
600,000	Aon plc, 5.00%, 9/30/20	657,976
59,000	Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/22	64,199
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(a)	738,387
600,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	647,320
291,000	MetLife Global Funding, Inc., 1.88%, 6/22/18(a)	284,444
300,000	Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40(a)	337,753
1,077,000	Pacific Life Corp., 6.00%, 2/10/20(a)	1,202,301
436,000	Pacific Life Corp., 5.13%, 1/30/43(a)	395,328
500,000	Pacific Life Insurance Co., 9.25%, 6/15/39(a)	664,498
854,000	Unum Group, 5.75%, 8/15/42	905,765

		7,990,464

IT Services (0.4%):
1,500,000	IBM Corp., 1.63%, 5/15/20	1,404,191

Machinery (0.3%):
1,072,000	General Electric Co., 4.13%, 10/9/42	997,491

Media (1.1%):
700,000	Comcast Corp., 6.95%, 8/15/37	881,110
134,000	COX Communications, Inc., 3.25%, 12/15/22(a)	126,071
450,000	News America, Inc., 6.15%, 2/15/41	499,713
350,000	News America, Inc., 7.75%, 12/1/45	453,774
1,100,000	Time Warner Cable, Inc., 4.50%, 9/15/42, Callable 3/15/42 @ 100	853,032
900,000	Time Warner, Inc., 6.20%, 3/15/40	990,639

		3,804,339

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities (0.2%):
$305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	$336,215
500,000	Sempra Energy, 2.88%, 10/1/22, Callable 7/1/22 @ 100	467,255

		803,470

Office Electronics (0.2%):
500,000	Xerox Corp., 1.09%, 5/16/14(b)	499,645
300,000	Xerox Corp., 4.25%, 2/15/15	313,409

		813,054

Oil, Gas & Consumable Fuels (2.5%):
1,900,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,184,961
272,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	315,178
167,000	Chevron Corp., 2.43%, 6/24/20, Callable 5/24/20 @ 100	166,048
421,000	Chevron Corp., 3.19%, 6/24/23, Callable 3/24/23 @ 100	418,959
1,300,000	DCP Midstream LLC, 4.75%, 9/30/21(a)	1,324,041
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100	163,859
106,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	99,416
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,072,909
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	661,679
1,300,000	Phillips 66, 4.30%, 4/1/22	1,343,192
600,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	643,837

		8,394,079

Pharmaceuticals (0.4%):
355,000	AbbVie, Inc., 1.75%, 11/6/17(a)	347,800
365,000	AbbVie, Inc., 2.90%, 11/6/22(a)	341,326
117,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	114,059
317,000	Zoetis, Inc., 1.15%, 2/1/16(a)	315,923
57,000	Zoetis, Inc., 1.88%, 2/1/18(a)	55,800
138,000	Zoetis, Inc., 3.25%, 2/1/23, Callable 11/1/22 @ 100(a)	131,116
138,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100(a)	128,873

		1,434,897

Real Estate Investment Trusts (0.1%):
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	357,988

Real Estate Investment Trusts (REITs) (2.8%)
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	97,881
1,000,000	BioMed Realty LP, 3.85%, 4/15/16, Callable 3/15/16 @ 100	1,048,590
500,000	BioMed Realty LP, 4.25%, 7/15/22, Callable 4/15/22 @ 100	491,591
305,000	Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	299,519
44,000	Brandywine Operating Partners LP, 7.50%, 5/15/15	48,718
151,000	Brandywine Operating Partners LP, 6.00%, 4/1/16	165,795

Continued

4

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$169,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	$179,984
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	335,702
134,000	Camden Property Trust, 2.95%, 12/15/22	121,747
107,000	DDR Corp., 9.63%, 3/15/16	127,415
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,125,795
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	692,371
256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	242,495
183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	169,351
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	470,543
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	459,696
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	140,402
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	522,996
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	988,984
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	170,644
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17	245,722
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	502,472
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	65,400
425,000	Regency Centers LP, 5.25%, 8/1/15	457,096
225,000	Ventas Realty LP/Capital Corp., 2.00%, 2/15/18, Callable 1/15/18 @ 100	217,795
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	61,434

		9,450,138

Road & Rail (0.3%):
1,000,000	Burlington Northern Santa Fe Corp., 4.40%, 3/15/42, Callable 9/15/41 @ 100	917,991

Thrifts & Mortgage Finance (0.1%):
350,000	American Express Credit Co., 1.75%, 6/12/15, MTN	354,749

Tobacco (0.8%):
1,100,000	Altria Group, Inc., 2.85%, 8/9/22	1,017,146
404,000	Reynolds American, Inc., 1.05%, 10/30/15	403,886
186,000	Reynolds American, Inc., 3.25%, 11/1/22	172,905
600,000	Reynolds American, Inc., 7.25%, 6/15/37	713,846
288,000	Reynolds American, Inc., 4.75%, 11/1/42	257,202

		2,564,985

Wireless Telecommunication Services (0.7%):
1,120,000	AT&T, Inc., 5.55%, 8/15/41	1,166,149
529,000	AT&T, Inc., 4.35%, 6/15/45	460,245
750,000	Embarq Corp., 8.00%, 6/1/36	791,360

		2,417,754

Total Corporate Bonds (Cost $95,684,301)		91,770,705

Principal Amount		Fair Value
Yankee Dollars (5.3%):
Beverages (0.1%):
$179,000	Heineken NV, 1.40%, 10/1/17(a)	$173,916
187,000	Heineken NV, 2.75%, 4/1/23(a)	171,441

		345,357

Commercial Banks (1.5%):
42,000	Credit Suisse, NY, 6.00%, 2/15/18	47,176
1,161,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	1,141,563
1,295,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	1,243,473
2,219,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,111,534
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	428,818

		4,972,564

Containers & Packaging (0.6%):
2,000,000	Tyco Electronics Group SA, 1.60%, 2/3/15	2,014,322

Diversified Financial Services (0.3%):
900,000	BP Capital Markets plc, 4.74%, 3/11/21	979,283

Electrical Equipment (0.1%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19(a)	33,341
240,000	Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23(a)	233,848
173,000	Ingersoll-Rand Global Holding Co., Ltd., 5.75%, 6/15/43(a)	168,645

		435,834

Metals & Mining (0.3%):
1,000,000	Vale Overseas, Ltd., 6.25%, 1/11/16	1,102,871

Oil, Gas & Consumable Fuels (1.7%):
1,000,000	Petrobras International Finance Co., 3.50%, 2/6/17	995,547
285,000	Petroleos Mexicanos, 3.50%, 1/30/23(a)	262,913
138,000	Petroleos Mexicanos, 6.50%, 6/2/41	142,485
1,453,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,307,700
250,000	Petroleos Mexicanos, 5.50%, 6/27/44(a)	225,000
1,787,000	Trans-Canada Pipelines, Ltd., 0.75%, 1/15/16	1,766,803
1,000,000	Transocean, Inc., 5.05%, 12/15/16	1,087,425

		5,787,873

Sovereign Bonds (0.6%):
424,000	Italy Government International Bond, 4.50%, 1/21/15	443,800
564,000	Italy Government International Bond, 3.13%, 1/26/15	578,212
419,000	Italy Government International Bond, 4.75%, 1/25/16	442,087
255,000	Italy Government International Bond, 5.38%, 6/12/17	277,236
350,000	United Mexican States, 4.75%, 3/8/44, MTN	311,500

		2,052,835

Thrifts & Mortgage Finance (0.1%):
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	194,330

Total Yankee Dollars (Cost $18,665,403)		17,885,269

Continued

5

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds (2.9%):
California (1.3%):
$3,625,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	$4,779,078

Illinois (1.6%):
4,905,000	Chicago Illinois Taxable Project, GO, Series C1, 7.78%, 1/1/35	5,167,168

Total Municipal Bonds (Cost $10,400,414)		9,946,246

U.S. Government Agency Mortgages (30.9%):
Federal Home Loan Mortgage Corporation (0.5%)
678,204	3.50%, 1/1/26, Callable 5/15/14 @ 100, Pool #G14312	717,341
180,708	Class AF, Series 3969, 0.64%, 10/15/33(b)	182,575
391,910	Class FD, Series 3830, 0.55%, 3/15/41(b)	393,907
164,759	Class FA, Series 3845, 0.61%, 4/15/41(b)	165,639
450,000	3.50%, 6/1/43, Pool #U91609	451,341

		1,910,803

Federal National Mortgage Association (25.7%)
135,042	4.00%, 5/1/19, Pool #761517	142,634
240,974	4.00%, 4/1/24, Pool #930902	254,590
731,867	3.50%, 1/1/26, Pool #AL1168	771,857
37,720	4.00%, 3/1/26, Pool #AH4680	39,763
253,715	4.00%, 4/1/26, Pool #AK0200	268,617
383,253	4.00%, 7/1/26, Pool #AI7831	404,195
26,066	4.00%, 8/1/26, Pool #AH7925	27,484
1,007,746	4.00%, 9/1/26, Pool #AL2088	1,062,399
99,504	3.50%, 9/1/26, Pool #AJ0176	103,717
374,257	4.00%, 1/1/27, Pool #AK1770	395,112
28,444	3.00%, 5/1/27, Pool #AO3974	29,336
39,111	3.00%, 5/1/27, Pool #AO1633	40,330
72,482	3.00%, 7/1/27, Pool #AO5491	74,754
3,700,000	2.50%, 7/25/27	3,721,390
62,698	3.00%, 8/1/27, Pool #AO8155	64,666
43,451	3.00%, 8/1/27, Pool #AP2537	44,814
29,525	3.00%, 8/1/27, Pool #AP3581	30,451
75,092	3.00%, 8/1/27, Pool #AP2602	77,449
64,764	3.00%, 8/1/27, Pool #AP0713	66,789
140,564	3.00%, 8/1/27, Pool #AO9735	144,964
50,290	3.00%, 9/1/27, Pool #AP7787	51,837
30,378	3.00%, 11/1/27, Pool #AP8805	31,333
52,403	3.00%, 11/1/27, Pool #AQ4248	54,048
65,020	3.00%, 11/1/27, Pool #AQ4870	67,061
700,000	3.00%, 7/25/28	720,016
1,229,956	5.50%, 5/1/33, Pool #555424	1,346,131
1,362,423	5.50%, 6/1/33, Pool #555531	1,491,109
197,250	5.50%, 7/1/33, Pool #190338	215,881
86,964	5.50%, 11/1/33, Pool #555967	95,178
79,873	Class WF, Series 2010-74, 0.79%, 7/25/34(b)	80,848
219,328	5.50%, 9/1/34, Pool #725773	240,472
115,029	6.00%, 10/1/34, Pool #AL2130	128,362
819,217	5.00%, 4/1/35, Pool #735403	882,646
67,178	Class F, Series 2005-38, 0.49%, 5/25/35(b)	67,324
1,086,310	5.00%, 6/1/35, Pool #735578	1,169,616
912,337	5.00%, 6/1/35, Pool #735580	985,402
43,513	5.50%, 12/1/35, Pool #AE0115	47,561
84,440	Class BF, Series 2006-50, 0.59%, 6/25/36(b)	84,876

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$533,645	5.50%, 7/1/36, Pool #995112	$585,091
122,453	Class F, Series 2006-82, 0.76%, 9/25/36(b)	122,815
391,659	6.00%, 3/1/37, Pool #889506	425,178
106,561	Class F, Series 2007-36, 0.42%, 4/25/37(b)	106,695
427,844	6.00%, 1/1/38, Pool #889371	475,554
149,410	6.00%, 3/1/38, Pool #889219	166,093
86,084	6.00%, 7/1/38, Pool #889733	95,439
152,961	Class FE, Series 2012-120, 0.49%, 2/25/39(b)	153,291
550,948	6.00%, 5/1/40, Pool #AL2129	612,582
2,147,849	4.50%, 8/1/40, Pool #AE0217	2,271,749
130,150	4.00%, 9/1/40, Pool #AC9250	135,653
42,293	4.00%, 11/1/40, Pool #AH1089	44,322
281,604	4.00%, 12/1/40, Pool #932865	293,513
108,317	4.00%, 1/1/41, Pool #AH1440	112,898
41,199	4.00%, 1/1/41, Pool #AH2380	42,941
35,565	4.00%, 2/1/41, Pool #AE0949	37,185
356,474	4.00%, 2/1/41, Pool #AL2120	371,549
367,893	4.50%, 3/1/41, Pool #AB2483	390,123
340,185	4.50%, 4/1/41, Pool #AH8419	361,430
101,816	4.00%, 4/1/41, Pool #AH9936	106,217
114,144	4.00%, 4/1/41, Pool #AH6290	119,078
298,051	Class FA, Series 2011-37, 0.64%, 5/25/41(b)	300,125
248,100	Class DF, Series 2011-40, 0.64%, 5/25/41(b)	250,068
2,513,846	4.00%, 9/1/41, Pool #AL2513	2,621,568
359,017	4.00%, 9/1/41, Pool #AJ1708	374,536
3,301,366	4.00%, 9/1/41, Pool #AL2514	3,442,835
2,049,926	4.00%, 10/1/41, Pool #AL2512	2,137,769
515,146	4.50%, 10/1/41, Pool #AH7962	549,633
450,995	4.50%, 10/1/41, Pool #AJ2075	479,257
117,295	4.00%, 1/1/42, Pool #AL1456	122,365
48,310	6.00%, 1/1/42, Pool #AL2128	53,875
170,749	4.00%, 2/1/42, Pool #AK3436	178,130
65,814	3.50%, 8/1/42, Pool #AP2471	65,757
169,123	3.50%, 9/1/42, Pool #AO7862	171,914
998,353	3.50%, 9/1/42, Pool #AP7510	997,485
313,676	3.50%, 9/1/42, Pool #AP7337	318,852
998,431	3.50%, 9/1/42, Pool #AP3356	997,563
179,967	3.50%, 10/1/42, Pool #AQ4505	182,937
296,287	3.50%, 10/1/42, Pool #AQ3748	301,177
130,918	3.50%, 10/1/42, Pool #AP9923	133,100
72,614	3.00%, 10/1/42, Pool #AB6491	71,056
121,139	3.50%, 10/1/42, Pool #AQ4396	123,174
238,740	3.50%, 10/1/42, Pool #AQ0688	242,680
356,611	3.50%, 10/1/42, Pool #AQ0980	362,496
490,388	3.50%, 10/1/42, Pool #AP2323	498,481
95,964	3.50%, 11/1/42, Pool #MA1251	95,880
196,449	3.50%, 12/1/42, Pool #AB7131	196,278
1,000,001	3.00%, 12/1/42, Pool #AQ5175	978,433
1,000,000	3.00%, 1/1/43, Pool #AB7733	978,432
998,367	3.50%, 1/1/43, Pool #AR1341	997,499
710,727	3.00%, 2/1/43, Pool #AB7821	695,376
540,468	3.50%, 2/1/43, Pool #AR3865	549,564
397,199	3.50%, 3/1/43, Pool #MA1373	396,853
153,633	3.50%, 3/1/43, Pool #AR9141	156,294
126,345	3.50%, 3/1/43, Pool #AT0404	128,474

Continued

6

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$862,063	3.50%, 4/1/43, Pool #AR8214	$876,290
248,441	3.50%, 4/1/43, Pool #MA1404	248,224
323,848	3.50%, 4/1/43, Pool #AT2032	323,566
2,000,000	3.00%, 5/1/43, Pool #AT3526	1,956,800
1,450,000	3.00%, 5/1/43, Pool #MA1430	1,418,680
259,086	3.50%, 5/1/43, Pool #MA1437	258,860
83,881	3.50%, 5/1/43, Pool #AT5978	83,809
650,000	3.00%, 5/1/43, Pool #AT9604	635,960
697,163	3.50%, 5/1/43, Pool #AT5066	709,348
565,391	3.50%, 5/1/43, Pool #AT0347	575,284
74,906	3.50%, 6/1/43, Pool #AT4264	74,841
403,273	3.50%, 6/1/43, Pool #MA1463	402,924
716,660	3.00%, 6/1/43, Pool #AR7126	701,180
1,500,001	3.00%, 6/1/43, Pool #AB9747	1,467,601
1,000,000	3.00%, 6/1/43, Pool #AT6489	978,400
325,000	3.50%, 6/1/43, Pool #AT5914	324,719
474,385	3.50%, 6/1/43, Pool #AB9703	473,975
1,000,000	3.00%, 6/1/43, Pool #AB9740	978,400
345,366	Class FA, Series 2013-62, 0.49%, 6/25/43(b)	345,246
475,000	3.50%, 7/1/43, Pool #MA1508	477,078
1,000,000	3.00%, 7/1/43, Pool #AR7425	978,400
16,600,000	3.00%, 7/25/43	16,218,717
1,600,000	6.00%, 7/25/43	1,740,000
7,100,000	4.50%, 7/25/43	7,512,688
4,975,000	3.50%, 7/25/43	5,050,402

		87,515,716

Government National Mortgage Association (4.7%)
19,176	5.00%, 11/20/39, Pool #4578	20,854
28,672	5.00%, 2/20/40, Pool #4637	31,521
61,961	5.00%, 3/20/40, Pool #4658	68,252
167,533	5.00%, 6/20/40, Pool #783069	181,702
102,919	5.00%, 6/20/40, Pool #4715	113,400
83,983	5.00%, 7/20/40, Pool #4747	92,593

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$24,207	5.00%, 7/20/40, Pool #783050	$26,419
170,581	5.00%, 9/20/40, Pool #4802	186,546
64,344	5.00%, 10/20/40, Pool #783232	69,940
1,199,981	5.00%, 2/20/41, Pool #783278	1,312,219
2,313,473	4.50%, 3/20/41, Pool #4978	2,493,611
2,250,247	4.00%, 5/20/41, Pool #5054	2,373,307
1,049,060	5.00%, 7/20/41, Pool #783366	1,141,464
4,200,416	3.50%, 4/20/42, Pool #MA0022	4,318,222
2,100,000	5.00%, 7/15/43	2,264,719

		14,694,769

Total U.S. Government Agency Mortgages (Cost $106,204,254)		104,121,288

U.S. Treasury Obligations (17.5%):
U.S. Treasury Bond (1.3%)
5,071,000	2.88%, 5/15/43	4,487,835

U.S. Treasury Note (16.2%)
5,000,000	0.38%, 6/30/15	5,001,955
10,480,000	0.25%, 5/15/16	10,368,650
18,315,000	0.50%, 6/15/16	18,237,729
3,544,000	0.63%, 5/31/17	3,487,516
6,978,000	1.00%, 5/31/18	6,858,062
2,112,000	1.38%, 6/30/18	2,110,845
2,874,000	1.38%, 5/31/20	2,773,634
5,700,000	1.88%, 6/30/20	5,678,625

		54,517,016

Total U.S. Treasury Obligations (Cost $58,914,238)		59,004,851

Unaffiliated Investment Company (13.6%):
46,005,806	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(d)	46,005,806

Total Unaffiliated Investment Company (Cost $46,005,806)		46,005,806

Total Investment Securities (Cost $386,735,913)(e) — 112.0%		378,608,230
Net other assets (liabilities) — 12.0%		(40,548,111)

Net Assets — 100.0%		$338,060,119

Percentages indicated are based on net assets as of June 30, 2013.

GO— General Obligation

MTN—Medium Term Note

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2013. The date presented represents the final maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2013, these securities represent 0.18% of the net assets of the fund.

(d)	The rate represents the effective yield at June 30, 2013.
(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Securities Sold Short (-0.3%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal National Mortgage Association—July TBA	5.00%	7/25/43	$(800,000)	$(860,000)	$(860,938)	$(938)

				$(860,000)	$(860,938)	$(938)

See accompanying notes to the financial statements.

7

AZL Pyramis Core Bond Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$386,735,913

Investment securities, at value	$378,608,230
Interest and dividends receivable	1,775,467
Receivable for capital shares issued	156,610
Receivable for investments sold	12,539,458
Prepaid expenses	2,187

Total Assets	393,081,952

Liabilities:
Payable for investments purchased	53,916,903
Payable for capital shares redeemed	37
Securities sold short (Proceeds received $860,000)	860,938
Interest payable on securities sold short	3,256
Manager fees payable	140,196
Administration fees payable	11,100
Distribution fees payable	70,098
Custodian fees payable	1,573
Administrative and compliance services fees payable	1,527
Trustee fees payable	5,216
Other accrued liabilities	10,989

Total Liabilities	55,021,833

Net Assets	$338,060,119

Net Assets Consist of:
Capital	$344,844,926
Accumulated net investment income/(loss)	3,015,562
Accumulated net realized gains/(losses) from investment transactions	(1,671,748)
Net unrealized appreciation/(depreciation) on investments	(8,128,621)

Net Assets	$338,060,119

Shares of beneficial interest (unlimited number of shares authorized, no par value)	34,632,960
Net Asset Value (offering and redemption price per share)	$9.76

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Interest	$3,005,771
Income from securities lending	31

Total Investment Income	3,005,802

Expenses:
Manager fees	879,000
Administration fees	50,249
Distribution fees	439,500
Custodian fees	10,204
Administrative and compliance services fees	2,968
Trustee fees	7,448
Professional fees	8,731
Shareholder reports	6,175
Other expenses	3,973

Total expenses	1,408,248

Net Investment Income/(Loss)	1,597,554

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(2,187,247)
Change in net unrealized appreciation/depreciation on investments	(9,647,603)

Net Realized/Unrealized Gains/(Losses) on Investments	(11,834,850)

Change in Net Assets Resulting From Operations	$(10,237,296)

See accompanying notes to the financial statements.

8

Statements of Changes in Net Assets

	AZL Pyramis Core Bond Fund
	For the Six Months Ended June 30, 2013	September 5, 2012 to December 31, 2012(a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,597,554	$849,632
Net realized gains/(losses) on investment transactions	(2,187,247)	941,037
Change in unrealized appreciation/depreciation on investments	(9,647,603)	1,518,982

Change in net assets resulting from operations	(10,237,296)	3,309,651

Capital Transactions:
Proceeds from shares issued	26,418,464	360,117,788
Value of shares redeemed	(35,820,531)	(5,727,957)
Change in net assets resulting from capital transactions	(9,402,067)	354,389,831

Change in net assets	(19,639,363)	357,699,482

Net Assets:
Beginning of period	357,699,482	—

End of period	$338,060,119	$357,699,482

Accumulated net investment income/(loss)	$3,015,562	$1,418,008

Share Transactions:
Shares issued	2,635,296	36,110,063
Shares redeemed	(3,542,804)	(569,595)

Change in shares	(907,508)	35,540,468

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

9

AZL Pyramis Core Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		September 5, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.06		$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05		0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(0.35)		0.04

Total from Investment Activities	(0.30)		0.06

Net Asset Value, End of Period	$9.76		$10.06

Total Return(b)	(2.98	)%(c)	0.60	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$338,060		$357,699
Net Investment Income/(Loss)(d)	0.91%		0.78%
Expenses Before Reductions(d)(e)	0.80%		0.80%
Expenses Net of Reductions(d)	0.80%		0.80%
Portfolio Turnover Rate	316	%(c)	303	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

10

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Pyramis Core Bond Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

11

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. The Fund may enter into futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Pyramis Global Advisors, LLC (“Pyramis”), Pyramis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Pyramis Core Bond Fund	0.50%	0.95%

12

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,483 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

13

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$—	$13,873,348	$—	$13,873,348
Collateralized Mortgage Obligations	—	36,000,717	—	36,000,717
Corporate Bonds	—	91,770,705	—	91,770,705
Municipal Bonds	—	9,946,246	—	9,946,246
U.S. Government Agency Mortgages	—	104,121,288	—	104,121,288
U.S. Treasury Obligations	—	59,004,851	—	59,004,851
Yankee Dollars	—	17,885,269	—	17,885,269
Unaffiliated Investment Company	46,005,806	—	—	46,005,806

Total Investment Securities	$46,005,806	$332,602,424	$—	$378,608,230

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Pyramis Core Bond Fund	$964,896,503	$972,527,326

For the period ended June 30, 2013, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL Pyramis Core Bond Fund	$2,108,394,558	$2,239,982,744

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.

As June 30, 2013, the Fund held restricted securities, of which 0.18% have been deemed illiquid. The restricted securities held as of June 30, 2013 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets

AbbVie, Inc., 1.75%, 11/6/17	11/5/12	$354,258	$355,000	$347,800	0.10%
AbbVie, Inc., 2.90%, 11/6/22	11/5/12	362,649	365,000	341,326	0.10%
CFC LLC, Series 2013-1A, Class A, 1.65%, 7/17/17	5/21/13	95,213	95,215	94,987	0.03%
CFC LLC, Series 2013-1A, Class B, 2.75%, 11/15/18	5/21/13	4,229,738	4,220,000	4,161,005	1.23%
COX Communications, Inc., 3.25%, 12/15/22	11/26/12	133,794	134,000	126,071	0.04%
DCP Midstream LLC, 4.75%, 9/30/21	9/11/12	1,362,582	1,300,000	1,324,041	0.39%
Extended Stay America Trust, Series 2013-ESFL, Class BFL, 1.29%, 12/5/31	1/24/13	320,000	320,000	317,928	0.09%
Extended Stay America Trust, Series 2013-ESFL, Class CFL, 1.69%, 12/5/31	1/24/13	230,000	230,000	229,149	0.07%
Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.26%, 3/6/20	9/21/12	150,117	150,000	150,378	0.04%

14

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets

Granite Master Issuer plc, Series 2006-1A, Class A1, 0.26%, 12/20/54	6/25/13	$373,881	$386,240	$374,542	0.11%
Granite Master Issuer plc, Series 2006-1A, Class M2, 0.77%, 12/20/54	5/3/13	3,411,400	3,700,000	3,287,450	0.97%
GS Mortgage Securities Trust, Series 2013-KY0, Class XB1, 3.25%, 11/8/29	2/15/13	648,081	9,100,000	619,007	0.18%
Heineken NV, 1.40%, 10/1/17	10/2/12	178,409	179,000	173,917	0.05%
Heineken NV, 2.75%, 4/1/23	10/2/12	186,647	187,000	171,441	0.05%
Hyundai Capital America, Inc., 1.63%, 10/2/15	9/24/12	111,935	112,000	111,637	0.03%
Hyundai Capital America, Inc., 2.13%, 10/2/17	9/24/12	123,830	124,000	119,881	0.04%
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	6/17/13	33,949	34,000	33,341	0.01%
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23	6/17/13	237,002	240,000	233,848	0.07%
Ingersoll-Rand Global Holding Co., Ltd., 5.75%, 6/15/43	6/17/13	171,105	173,000	168,645	0.05%
Liberty Mutual Group, Inc., 5.00%, 6/1/21	9/11/12	738,220	700,000	738,387	0.22%
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A2, 0.73%, 7/9/21	12/18/12	1,988,131	2,030,000	1,985,963	0.59%
MetLife Global Funding, Inc., 1.88%, 6/22/18	6/17/13	290,601	291,000	284,444	0.08%
Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40	10/2/12	390,087	300,000	337,753	0.10%
Pacific Life Corp., 5.13%, 1/30/43	1/16/13	423,446	436,000	395,328	0.12%
Pacific Life Corp., 6.00%, 2/10/20	9/11/12	1,206,663	1,077,000	1,202,301	0.36%
Pacific Life Insurance Co., 9.25%, 6/15/39	10/2/12	687,850	500,000	664,498	0.20%
Petroleos Mexicanos, 3.50%, 1/30/23	1/23/13	284,213	285,000	262,913	0.08%
Petroleos Mexicanos, 5.50%, 6/27/44	6/4/13	244,440	250,000	225,000	0.07%
RBS Citizens Financial Group, Inc., 4.15%, 9/28/22	9/25/12	199,238	200,000	194,330	0.06%
West Penn Power Co., 5.95%, 12/15/17	10/11/12	1,224,090	1,000,000	1,139,330	0.34%
Zoetis, Inc., 1.15%, 2/1/16	1/16/13	316,914	317,000	315,923	0.09%
Zoetis, Inc., 1.88%, 2/1/18	1/16/13	56,968	57,000	55,800	0.02%
Zoetis, Inc., 3.25%, 2/1/23, Callable 11/1/22 @ 100	1/16/13	137,848	138,000	131,116	0.04%
Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100	1/16/13	136,990	138,000	128,873	0.04%

7. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $387,853,672. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$464,873
Unrealized depreciation	(9,710,315)

Net unrealized appreciation depreciation	$(9,245,442)

During the year ended December 31, 2012 there were no dividends paid to shareholders.

15

AZL Pyramis Core Bond Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Pyramis Core Bond Fund	$2,087,237	$—	$—	$1,365,584	$3,452,821

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,114.00	$4.09	0.78%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Russell 1000 Growth Index Fund	$1,000.00	$1,020.93	$3.91	0.78%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Information Technology	26.0%
Consumer Discretionary	19.1
Consumer Staples	12.9
Industrials	11.8
Health Care	11.8
Financials	5.4
Energy	4.7
Materials	4.4
Telecommunication Services	2.3
Utilities	0.2
Machinery	0.1

Total Common Stock	98.7
Unaffiliated Investment Company	1.2
Securities Held as Collateral for Securities on Loan	1.2

Total Investment Securities	101.1
Net other assets (liabilities)	(1.1)

Net Assets	100.0%

1

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Aerospace & Defense (3.7%):
1,399	BE Aerospace, Inc.*	$88,249
11,486	Boeing Co. (The)	1,176,626
1,517	Hexcel Corp.*	51,654
11,912	Honeywell International, Inc.	945,098
759	Huntington Ingalls Industries, Inc.	42,868
3,930	Lockheed Martin Corp.	426,248
2,216	Precision Castparts Corp.	500,838
1,830	Rockwell Collins, Inc.	116,040
235	Spirit AeroSystems Holdings, Inc., Class A*	5,048
793	TransDigm Group, Inc.	124,319
158	Triumph Group, Inc.	12,506
13,041	United Technologies Corp.	1,212,030

		4,701,524

Air Freight & Logistics (1.0%):
2,431	C.H. Robinson Worldwide, Inc.	136,890
3,128	Expeditors International of Washington, Inc.	118,895
10,967	United Parcel Service, Inc., Class B	948,426

		1,204,211

Airlines (0.4%):
982	Alaska Air Group, Inc.*	51,064
504	Copa Holdings SA, Class A	66,084
5,938	Delta Air Lines, Inc.*	111,100
1,202	Southwest Airlines Co.	15,494
5,056	United Continental Holdings, Inc.*	158,202

		401,944

Auto Components (0.5%):
71	Allison Transmission Holdings, Inc.	1,639
1,749	BorgWarner, Inc.*	150,675
4,733	Delphi Automotive plc	239,915
1,250	Gentex Corp.	28,813
3,719	Goodyear Tire & Rubber Co.*	56,864
158	Lear Corp.	9,553
1,266	Tesla Motors, Inc.*^	136,006
753	Visteon Corp.*	47,529

		670,994

Automobiles (0.4%):
20,513	Ford Motor Co.	317,337
3,393	Harley-Davidson, Inc.	186,004
668	Thor Industries, Inc.	32,852

		536,193

Beverages (3.9%):
2,290	Brown-Forman Corp., Class B	154,690
57,908	Coca-Cola Co. (The)	2,322,689
4,149	Coca-Cola Enterprises, Inc.	145,879
2,191	Constellation Brands, Inc., Class A*	114,195
3,089	Dr Pepper Snapple Group, Inc.	141,878
2,032	Monster Beverage Corp.*	123,485
23,412	PepsiCo, Inc.	1,914,867

		4,917,683

Biotechnology (4.2%):
2,954	Alexion Pharmaceuticals, Inc.*	272,477
1,913	Alkermes plc*	54,865

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
11,354	Amgen, Inc.	$1,120,186
2,835	ARIAD Pharmaceuticals, Inc.*	49,584
3,594	Biogen Idec, Inc.*	773,429
2,104	BioMarin Pharmaceutical, Inc.*	117,382
6,315	Celgene Corp.*	738,287
987	Cubist Pharmaceuticals, Inc.*	47,672
23,094	Gilead Sciences, Inc.*	1,182,644
1,521	Incyte Corp.*^	33,462
1,151	Medivation, Inc.*	56,629
1,192	Myriad Genetics, Inc.*	32,029
1,101	Onyx Pharmaceuticals, Inc.*	95,589
1,213	Regeneron Pharmaceuticals, Inc.*	272,779
1,520	Seattle Genetics, Inc.*	47,819
1,105	Theravance, Inc.*	42,576
704	United Therapeutics Corp.*	46,337
3,352	Vertex Pharmaceuticals, Inc.*	267,724

		5,251,470

Building Products (0.2%):
501	A.O. Smith Corp.	18,176
416	Armstrong World Industries, Inc.*	19,881
2,196	Fortune Brands Home & Security, Inc.	85,073
763	Lennox International, Inc.	49,244
5,403	Masco Corp.	105,304

		277,678

Capital Markets (1.0%):
798	Affiliated Managers Group, Inc.*	130,824
973	Ameriprise Financial, Inc.	78,696
80	Artisan Partners Asset Management, Inc.*	3,993
698	BlackRock, Inc., Class A+	179,281
2,260	Charles Schwab Corp. (The)	47,980
1,834	Eaton Vance Corp.	68,940
1,035	Federated Investors, Inc., Class B^	28,369
2,073	Franklin Resources, Inc.	281,969
1,939	Lazard, Ltd., Class A	62,339
2,064	SEI Investments Co.	58,680
3,926	T. Rowe Price Group, Inc.	287,187
1,301	Waddell & Reed Financial, Inc., Class A	56,594

		1,284,852

Chemicals (3.6%):
992	Airgas, Inc.	94,696
505	Albemarle Corp.	31,456
2,417	Celanese Corp., Series A	108,282
2,399	Dow Chemical Co. (The)	77,176
13,936	E.I. du Pont de Nemours & Co.	731,640
2,344	Eastman Chemical Co.	164,103
3,970	Ecolab, Inc.	338,204
2,061	FMC Corp.	125,845
1,234	International Flavor & Fragrances, Inc.	92,747
6,146	LyondellBasell Industries NV, Class A	407,234
8,082	Monsanto Co.	798,502
141	NewMarket Corp.	37,021
1,965	PPG Industries, Inc.	287,696
4,478	Praxair, Inc.	515,686

Continued

2

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
854	Rockwood Holdings, Inc.	$54,682
1,877	RPM International, Inc.	59,951
650	Scotts Miracle-Gro Co. (The)^	31,402
1,341	Sherwin Williams Co.	236,821
1,720	Sigma Aldrich Corp.	138,219
1,349	Valspar Corp. (The)	87,240
1,001	W.R. Grace & Co.*	84,124
265	Westlake Chemical Corp.	25,549

		4,528,276

Commercial Banks (0.0%):
69	Signature Bank*	5,728

Commercial Services & Supplies (0.4%):
478	Avery Dennison Corp.	20,439
438	Cintas Corp.	19,947
916	Clean Harbors, Inc.*	46,285
1,708	Copart, Inc.*	52,606
1,104	Corrections Corp. of America	37,392
2,321	Iron Mountain, Inc.	61,762
429	KAR Auction Services, Inc.	9,811
1,323	Pitney Bowes, Inc.^	19,422
1,488	R.R. Donnelley & Sons Co.	20,847
918	Rollins, Inc.	23,776
1,306	Stericycle, Inc.*	144,223
1,764	Waste Connections, Inc.	72,571
565	Waste Management, Inc.	22,786

		551,867

Communications Equipment (1.6%):
1,193	F5 Networks, Inc.*	82,078
289	Harris Corp.	14,233
2,696	JDS Uniphase Corp.*	38,768
1,417	Juniper Networks, Inc.*	27,362
3,468	Motorola Solutions, Inc.	200,208
504	Palo Alto Networks, Inc.*	21,249
26,160	QUALCOMM, Inc.	1,597,854
2,338	Riverbed Technology, Inc.*	36,379

		2,018,131

Computers & Peripherals (4.1%):
1,523	3D Systems Corp.*	66,860
10,758	Apple, Inc.	4,261,028
15,903	EMC Corp.	375,629
2,516	NCR Corp.*	83,003
5,456	NetApp, Inc.*	206,128
1,673	SanDisk Corp.*	102,220
265	Stratasys, Ltd.*^	22,191

		5,117,059

Construction & Engineering (0.2%):
149	Aecom Technology Corp.*	4,737
1,523	Chicago Bridge & Iron Co. NV	90,862
1,477	Fluor Corp.	87,601
664	Quanta Services, Inc.*	17,569

		200,769

Construction Materials (0.1%):
749	Eagle Materials, Inc.	49,636

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
697	Martin Marietta Materials, Inc.	$68,599

		118,235

Consumer Finance (0.9%):
14,345	American Express Co.	1,072,432

Containers & Packaging (0.4%):
708	AptarGroup, Inc.	39,089
2,252	Ball Corp.	93,547
684	Bemis Co., Inc.	26,772
1,857	Crown Holdings, Inc.*	76,378
95	Greif, Inc., Class A	5,004
1,464	Owens-Illinois, Inc.*	40,685
1,484	Packaging Corp. of America	72,657
784	Rock-Tenn Co., Class A	78,306
2,964	Sealed Air Corp.	70,988
667	Silgan Holdings, Inc.	31,322

		534,748

Distributors (0.2%):
2,217	Genuine Parts Co.	173,081
4,521	LKQ Corp.*	116,416

		289,497

Diversified Consumer Services (0.1%):
4,122	H&R Block, Inc.	114,386
2,502	Service Corp. International	45,111
222	Weight Watchers International, Inc.^	10,212

		169,709

Diversified Financial Services (0.4%):
1,321	CBOE Holdings, Inc.	61,611
1,102	IntercontinentalExchange, Inc.*	195,891
604	Leucadia National Corp.	15,837
697	LPL Financial Holdings, Inc.	26,319
2,944	Moody’s Corp.	179,378
766	MSCI, Inc., Class A*	25,485

		504,521

Diversified Telecommunication Services (1.9%):
21	Intelsat SA	420
823	Level 3 Communications, Inc.*	17,349
2,276	TW Telecom, Inc.*	64,047
43,315	Verizon Communications, Inc.	2,180,477
8,479	Windstream Corp.^	65,373

		2,327,666

Electric Utilities (0.1%):
789	ITC Holdings Corp.	72,036

Electrical Equipment (0.8%):
3,687	AMETEK, Inc.	155,960
1,172	Babcock & Wilcox Co. (The)	35,195
8,141	Emerson Electric Co.	444,010
651	Hubbell, Inc., Class B	64,449
2,114	Rockwell Automation, Inc.	175,758
1,499	Roper Industries, Inc.	186,206
326	Solarcity Corp.*	12,313

		1,073,891

Continued

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (0.3%):
2,420	Amphenol Corp., Class A	$188,616
272	Dolby Laboratories, Inc., Class A^	9,098
1,497	FLIR Systems, Inc.	40,374
506	IPG Photonics Corp.^	30,729
1,476	National Instruments Corp.	41,239
3,873	Trimble Navigation, Ltd.*	100,737

		410,793

Energy Equipment & Services (2.5%):
161	Atwood Oceanics, Inc.*	8,380
421	Baker Hughes, Inc.	19,421
2,366	Cameron International Corp.*	144,705
1,153	Dresser-Rand Group, Inc.*	69,157
614	Dril-Quip, Inc.*	55,438
3,591	FMC Technologies, Inc.*	199,947
14,111	Halliburton Co.	588,710
1,638	Oceaneering International, Inc.	118,264
842	RPC, Inc.^	11,628
20,128	Schlumberger, Ltd.	1,442,373
5,350	Seadrill, Ltd.	217,958

		2,875,981

Food & Staples Retailing (2.6%):
6,607	Costco Wholesale Corp.	730,536
2,132	CVS Caremark Corp.	121,908
621	Fresh Market, Inc. (The)*	30,876
7,874	Kroger Co. (The)	271,968
284	Safeway, Inc.^	6,719
3,109	Sysco Corp.	106,203
10,801	Walgreen Co.	477,404
16,164	Wal-Mart Stores, Inc.	1,204,057
5,615	Whole Foods Market, Inc.	289,060

		3,238,731

Food Products (2.0%):
758	Archer-Daniels-Midland Co.	25,704
1,750	Campbell Soup Co.	78,383
5,837	ConAgra Foods, Inc.	203,886
2,541	Flowers Foods, Inc.	56,029
9,760	General Mills, Inc.	473,653
2,259	Green Mountain Coffee Roasters, Inc.*	169,561
2,271	Hershey Co.	202,755
1,863	Hillshire Brands Co.	61,628
2,030	Hormel Foods Corp.	78,317
143	Ingredion, Inc.	9,384
213	J.M. Smucker Co. (The)	21,971
3,626	Kellogg Co.	232,898
9,000	Kraft Foods Group, Inc., Class A	502,829
1,997	McCormick & Co.	140,509
3,065	Mead Johnson Nutrition Co.	242,840
291	Pinnacle Foods, Inc.	7,028
2,097	WhiteWave Foods Co., Class A*^	34,076

		2,541,451

Gas Utilities (0.1%):
2,933	ONEOK, Inc.	121,162

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
342	Questar Corp.+	$8,157

		129,319

Health Care Equipment & Supplies (1.7%):
8,205	Baxter International, Inc.	568,361
2,941	Becton, Dickinson & Co.	290,659
1,218	C.R. Bard, Inc.	132,372
542	Cooper Cos., Inc. (The)	64,525
605	DENTSPLY International, Inc.	24,781
1,710	Edwards Lifesciences Corp.*	114,912
1,194	Hologic, Inc.*	23,044
819	IDEXX Laboratories, Inc.*	73,530
609	Intuitive Surgical, Inc.*	308,508
2,157	ResMed, Inc.^	97,345
832	Sirona Dental Systems, Inc.*	54,812
2,728	St. Jude Medical, Inc.	124,479
2,924	Stryker Corp.	189,124
1,641	Varian Medical Systems, Inc.*	110,685
143	Zimmer Holdings, Inc.	10,716

		2,187,853

Health Care Providers & Services (1.8%):
1,523	Aetna, Inc.	96,771
3,496	AmerisourceBergen Corp.	195,182
1,504	Brookdale Senior Living, Inc.*	39,766
3,117	Catamaran Corp.*	151,860
250	CIGNA Corp.	18,123
111	Community Health Systems, Inc.	5,204
1,394	DaVita, Inc.*	168,395
10,818	Express Scripts Holding Co.*	667,361
296	HCA Holdings, Inc.	10,674
3,925	Health Management Associates, Inc., Class A*	61,701
1,319	Henry Schein, Inc.*	126,294
1,406	Laboratory Corp. of America Holdings*	140,741
3,431	McKesson, Inc.	392,849
493	MEDNAX, Inc.*	45,149
1,185	Patterson Cos., Inc.	44,556
158	Quest Diagnostics, Inc.	9,580
1,567	Tenet Healthcare Corp.*	72,239
924	Universal Health Services, Inc., Class B	61,871

		2,308,316

Health Care Services (0.0%):
185	Quintiles Transnational Holdings, Inc.*	7,874

Health Care Technology (0.2%):
2,245	Cerner Corp.*	215,722

Hotels, Restaurants & Leisure (3.3%):
585	Bally Technologies, Inc.*	33,006
1,068	Brinker International, Inc.^	42,111
1,519	Burger King Worldwide, Inc.	29,636
468	Chipotle Mexican Grill, Inc.*	170,516
37	Choice Hotels International, Inc.^	1,469
1,283	Darden Restaurants, Inc.	64,766
851	Domino’s Pizza, Inc.	49,486
1,614	Dunkin’ Brands Group, Inc.	69,111
3,942	International Game Technology	65,871

Continued

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,918	Las Vegas Sands Corp.	$313,240
3,113	Marriott International, Inc., Class A	125,672
15,178	McDonald’s Corp.	1,502,621
383	Norwegian Cruise Line Holdings, Ltd.*	11,609
426	Panera Bread Co., Class A*	79,210
461	SeaWorld Entertainment, Inc.	16,181
11,335	Starbucks Corp.	742,329
1,252	Starwood Hotels & Resorts Worldwide, Inc.	79,114
2,057	Wyndham Worldwide Corp.	117,722
1,221	Wynn Resorts, Ltd.	156,288
6,810	Yum! Brands, Inc.	472,205

		4,142,163

Household Durables (0.3%):
1,703	Jarden Corp.*	74,506
2,528	Newell Rubbermaid, Inc.	66,360
63	NVR, Inc.*	58,086
5,866	PulteGroup, Inc.*	111,278
422	Taylor Morrison Home Corp., Class A*	10,288
885	Tempur-Pedic International, Inc.*	38,852
801	Tupperware Brands Corp.	62,230
84	Whirlpool Corp.	9,606

		431,206

Household Products (1.2%):
2,092	Church & Dwight Co., Inc.	129,097
1,666	Clorox Co. (The)	138,511
14,121	Colgate-Palmolive Co.	808,992
4,868	Kimberly-Clark Corp.	472,878

		1,549,478

Independent Power Producers & Energy Traders (0.0%):
686	Calpine Corp.*	14,564

Industrial Conglomerates (0.9%):
8,840	3M Co.	966,654
49	Carlisle Cos., Inc.	3,053
1,840	Danaher Corp.	116,472

		1,086,179

Insurance (1.0%):
173	Allied World Assurance Co. Holdings AG	15,831
160	American Financial Group, Inc.	7,826
3,608	Aon plc	232,175
127	Arch Capital Group, Ltd.*	6,529
1,945	Arthur J. Gallagher & Co.	84,977
460	Axis Capital Holdings, Ltd.	21,059
817	Brown & Brown, Inc.	26,340
561	Chubb Corp. (The)	47,489
222	Endurance Specialty Holdings, Ltd.	11,422
376	Erie Indemnity Co., Class A	29,963
190	Hanover Insurance Group, Inc. (The)	9,297
372	Loews Corp.	16,517
5,575	Marsh & McLennan Cos., Inc.	222,553
7,342	Progressive Corp. (The)	186,634
2,697	Prudential Financial, Inc.	196,962
1,539	Travelers Cos., Inc. (The)	122,997

Shares		Fair Value
Common Stocks, continued
Insurance, continued
136	Validus Holdings, Ltd.	$4,912

		1,243,483

Internet & Catalog Retail (2.1%):
5,567	Amazon.com, Inc.*	1,545,899
1,613	Expedia, Inc.	97,022
6,355	Groupon, Inc.*^	54,018
855	HomeAway, Inc.*^	27,651
649	Liberty Media Corp. – Interactive, Class A*	14,933
557	Liberty Ventures, Inc., Series A*	47,351
761	Netflix, Inc.*	160,639
781	Priceline.com, Inc.*	645,989
1,696	TripAdvisor, Inc.*	103,236

		2,696,738

Internet Software & Services (4.7%):
2,690	Akamai Technologies, Inc.*	114,460
19,648	eBay, Inc.*	1,016,194
748	Equinix, Inc.*	138,171
25,793	Facebook, Inc., Class A*	641,214
4,083	Google, Inc., Class A*	3,594,550
1,130	IAC/InterActiveCorp	53,743
1,370	LinkedIn Corp., Class A*	244,271
1,735	Rackspace Hosting, Inc.*	65,739
2,159	VeriSign, Inc.*	96,421

		5,964,763

IT Services (6.6%):
9,730	Accenture plc, Class A	700,171
745	Alliance Data Systems Corp.*^	134,867
7,346	Automatic Data Processing, Inc.	505,846
438	Booz Allen Hamilton Holding Corp.	7,612
1,835	Broadridge Financial Solutions, Inc.	48,774
4,566	Cognizant Technology Solutions Corp., Class A*	285,877
420	DST Systems, Inc.	27,439
439	Fidelity National Information Services, Inc.	18,807
2,016	Fiserv, Inc.*	176,219
1,028	FleetCor Technologies, Inc.*	83,576
1,419	Gartner, Inc.*	80,869
2,544	Genpact, Ltd.	48,947
1,154	Global Payments, Inc.	53,453
15,761	International Business Machines Corp.	3,012,084
1,304	Jack Henry & Associates, Inc.	61,458
1,110	Lender Processing Services, Inc.	35,909
1,770	MasterCard, Inc., Class A	1,016,865
996	NeuStar, Inc., Class A*	48,485
4,433	Paychex, Inc.	161,893
2,474	Teradata Corp.*	124,269
1,919	Total System Services, Inc.	46,977
1,324	Vantive, Inc., Class A*	36,542
7,910	Visa, Inc., Class A	1,445,553
8,434	Western Union Co.	144,306

		8,306,798

Leisure Equipment & Products (0.3%):
1,478	Hasbro, Inc.^	66,259
5,229	Mattel, Inc.	236,926

Continued

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Equipment & Products, continued
980	Polaris Industries, Inc.	$93,100

		396,285

Leisure Facilities (0.0%):
1,000	Six Flags Entertainment Corp.	35,160

Life Sciences Tools & Services (0.5%):
615	Agilent Technologies, Inc.	26,297
1,656	Bruker Corp.*	26,744
335	Charles River Laboratories International, Inc.*	13,745
846	Covance, Inc.*	64,414
1,883	Illumina, Inc.*	140,925
1,696	Life Technologies Corp.*	125,521
457	Mettler-Toledo International, Inc.*	91,948
259	Techne Corp.	17,892
1,297	Waters Corp.*	129,765

		637,251

Machinery (1.9%):
1,802	Caterpillar, Inc.	148,647
1,296	Colfax Corp.*	67,535
678	Crane Co.	40,626
2,355	Cummins, Inc.	255,423
5,875	Deere & Co.	477,343
2,049	Donaldson Co., Inc.	73,067
1,912	Dover Corp.	148,486
2,183	Flowserve Corp.	117,904
922	Graco, Inc.	58,280
112	Harsco Corp.	2,597
1,160	IDEX Corp.	62,420
2,127	Illinois Tool Works, Inc.	147,125
3,222	Ingersoll-Rand plc	178,885
1,361	ITT Corp.	40,027
1,258	Lincoln Electric Holdings, Inc.	72,046
2,020	Manitowoc Co., Inc. (The)	36,178
111	Navistar International Corp.*	3,081
985	Nordson Corp.	68,270
691	PACCAR, Inc.	37,079
1,685	Pall Corp.	111,935
100	Snap-On, Inc.	8,938
216	Stanley Black & Decker, Inc.	16,697
876	Toro Co.	39,779
405	Valmont Industries, Inc.	57,951
884	WABCO Holdings, Inc.*	66,026
1,456	Wabtec Corp.	77,794
171	Xylem, Inc.	4,607

		2,418,746

Marine (0.0%):
508	Kirby Corp.*	40,406

Media (5.1%):
912	AMC Networks, Inc., Class A*	59,654
2,949	Cablevision Systems Corp., Class A	49,602
8,509	CBS Corp., Class B	415,835
1,002	Charter Communications, Inc., Class A*	124,098
1,738	Cinemark Holdings, Inc.	48,525
459	Clear Channel Outdoor Holdings, Inc., Class A*	3,424

Shares		Fair Value
Common Stocks, continued
Media, continued
36,707	Comcast Corp., Class A	$1,537,289
7,904	DIRECTV, Inc., Class A*	487,044
3,705	Discovery Communications, Inc., Class A*	286,063
3,156	DISH Network Corp., Class A	134,193
2,950	Interpublic Group of Cos., Inc. (The)	42,923
1,193	Lamar Advertising Co.*	51,776
4,779	Liberty Global plc, Class A*	354,003
0	Liberty Global plc, Series C*	17
1,222	Lions Gate Entertainment Corp.*	33,569
926	Madison Square Garden, Inc., Class A*	54,866
1,959	McGraw-Hill Cos., Inc. (The)	104,199
313	Morningstar, Inc.	24,283
22,174	News Corp., Class A	722,872
3,915	Omnicom Group, Inc.	246,136
1,955	Pandora Media, Inc.*^	35,972
273	Regal Entertainment Group, Class A^	4,887
1,660	Scripps Networks Interactive, Class A	110,822
22,040	Sirius XM Radio, Inc.	73,834
1,557	Starz—Liberty Capital*	34,410
4,405	Time Warner Cable, Inc.	495,474
7,341	Viacom, Inc., Class B	499,555
6,053	Walt Disney Co. (The)	382,247

		6,417,572

Metals & Mining (0.1%):
499	Compass Minerals International, Inc.	42,180
247	Royal Gold, Inc.	10,394
2,389	Southern Copper Corp.	65,984
128	Tahoe Resources, Inc.*	1,811

		120,369

Multiline Retail (1.1%):
233	Big Lots, Inc.*	7,346
275	Dillard’s, Inc., Class A	22,542
4,954	Dollar General Corp.*	249,830
3,389	Dollar Tree, Inc.*	172,297
1,457	Family Dollar Stores, Inc.	90,786
4,502	Macy’s, Inc.	216,096
2,196	Nordstrom, Inc.	131,628
7,617	Target Corp.	524,507

		1,415,032

Office Electronics (0.0%):
47	Zebra Technologies Corp., Class A*	2,042

Oil, Gas & Consumable Fuels (2.2%):
417	Anadarko Petroleum Corp.	35,833
3,191	Cabot Oil & Gas Corp.	226,624
3,653	Cheniere Energy, Inc.*	101,407
3,822	Cobalt International Energy, Inc.*	101,551
1,586	Concho Resources, Inc.*	132,780
643	Continental Resources, Inc.*^	55,337
236	CVR Energy, Inc.	11,186
3,856	EOG Resources, Inc.	507,757
2,084	EQT Corp.	165,407
954	Gulfport Energy Corp.*	44,905
9,184	Kinder Morgan, Inc.	350,369

Continued

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,529	Kosmos Energy LLC*	$15,535
520	Laredo Petroleum Holdings, Inc.*^	10,691
689	Noble Energy, Inc.	41,368
1,416	Oasis Petroleum, Inc.*	55,040
1,526	Pioneer Natural Resources Co.	220,889
274	QEP Resources, Inc.	7,612
2,469	Range Resources Corp.	190,903
1,003	SM Energy Co.	60,160
5,322	Southwestern Energy Co.*	194,413
143	Whiting Petroleum Corp.*	6,591
5,674	Williams Cos., Inc. (The)	184,235
208	World Fuel Services Corp.	8,316

		2,728,909

Paper & Forest Products (0.2%):
5,792	International Paper Co.	256,644

Personal Products (0.3%):
6,557	Avon Products, Inc.	137,894
3,506	Estee Lauder Co., Inc. (The), Class A	230,589
1,291	Herbalife, Ltd.^	58,276
898	Nu Skin Enterprises, Inc., Class A	54,886

		481,645

Pharmaceuticals (3.4%):
23,977	Abbvie, Inc.	991,210
2,024	Actavis, Inc.*	255,469
4,487	Allergan, Inc.	377,985
21,411	Bristol-Myers Squibb Co.	956,858
3,287	Eli Lilly & Co.	161,457
1,699	Endo Health Solutions, Inc.*	62,506
785	Jazz Pharmaceuticals plc*	53,953
5,486	Johnson & Johnson Co.	471,028
5,769	Mylan, Inc.*	179,012
1,424	Perrigo Co.	172,304
885	Pharmacyclics, Inc.*	70,331
928	Salix Pharmaceuticals, Ltd.*	61,387
3,544	Warner Chilcott plc, Class A	70,455
7,569	Zoetis, Inc.^	233,806

		4,117,761

Professional Services (0.4%):
560	Dun & Bradstreet Corp.^	54,572
1,825	Equifax, Inc.	107,547
995	IHS, Inc., Class A*	103,858
488	Nielsen Holdings NV	16,392
2,113	Robert Half International, Inc.	70,215
2,291	Verisk Analytics, Inc., Class A*	136,773

		489,357

Real Estate Investment Trusts (REITs) (1.9%):
5,988	American Tower Corp.	438,141
1,213	Apartment Investment & Management Co., Class A	36,439
218	Boston Properties, Inc.	22,992
807	CBL & Associates Properties, Inc.	17,286
1,528	Digital Realty Trust, Inc.^	93,208
456	Equity Lifestyle Properties, Inc.	35,837

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
134	Extra Space Storage, Inc.	$5,619
649	Federal Realty Investment Trust	67,288
1,758	OMEGA Healthcare Investors, Inc.	54,533
2,465	Plum Creek Timber Co., Inc.	115,042
2,020	Public Storage, Inc.	309,726
1,908	Rayonier, Inc.	105,684
581	Regency Centers Corp.	29,521
207	Senior Housing Properties Trust	5,368
3,506	Simon Property Group, Inc.	553,667
1,399	Tanger Factory Outlet Centers, Inc.	46,811
177	Taubman Centers, Inc.	13,302
2,002	Ventas, Inc.	139,059
549	Vornado Realty Trust	45,485
8,291	Weyerhaeuser Co.	236,210

		2,371,218

Real Estate Management & Development (0.1%):
4,224	CBRE Group, Inc.*	98,673
1,622	Realogy Holdings Corp.*	77,921
44	St. Joe Co. (The)*^	926

		177,520

Road & Rail (1.5%):
60	AMERCO, Inc.	9,714
1,631	Avis Budget Group, Inc.*	46,891
312	Con-way, Inc.	12,156
7,720	CSX Corp.	179,027
287	Genesee & Wyoming, Inc., Class A*	24,349
5,243	Hertz Global Holdings, Inc.*	130,026
1,384	J.B. Hunt Transport Services, Inc.	99,980
1,668	Kansas City Southern Industries, Inc.	176,741
693	Landstar System, Inc.	35,690
863	Norfolk Southern Corp.	62,697
1,074	Old Dominion Freight Line, Inc.*	44,700
7,067	Union Pacific Corp.	1,090,296

		1,912,267

Semiconductors & Semiconductor Equipment (1.7%):
9,173	Advanced Micro Devices, Inc.*^	37,426
1,672	Altera Corp.	55,159
2,015	Analog Devices, Inc.	90,796
12,024	Applied Materials, Inc.	179,278
6,487	Atmel Corp.*	47,679
3,413	Avago Technologies, Ltd.	127,578
3,778	Broadcom Corp., Class A	127,545
1,785	Cree, Inc.*	113,990
383	Freescale Semiconductor Holdings I, Ltd.*^	5,190
4,892	Intel Corp.	118,484
576	Lam Research Corp.*	25,540
3,531	Linear Technology Corp.	130,082
964	LSI Corp.*	6,883
4,406	Maxim Integrated Products, Inc.	122,399
2,985	Microchip Technology, Inc.	111,191
6,482	ON Semiconductor Corp.*	52,375
557	Silicon Laboratories, Inc.*	23,065
2,405	Skyworks Solutions, Inc.*	52,645

Continued

7

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
16,792	Texas Instruments, Inc.	$585,538
3,995	Xilinx, Inc.	158,242

		2,171,085

Software (6.7%):
2,964	Adobe Systems, Inc.*	135,040
1,411	Ansys, Inc.*	103,144
2,697	Autodesk, Inc.*	91,536
2,180	BMC Software, Inc.*	98,405
4,353	Cadence Design Systems, Inc.*	63,031
2,833	Citrix Systems, Inc.*	170,915
694	Concur Technologies, Inc.*^	56,478
3,518	Electronic Arts, Inc.*	80,808
666	FactSet Research Systems, Inc.^	67,892
2,071	Fortinet, Inc.*	36,243
1,636	Informatica Corp.*	57,227
4,495	Intuit, Inc.	274,330
177	Micros Systems, Inc.*^	7,638
126,434	Microsoft Corp.	4,365,766
530	NetSuite, Inc.*	48,622
53,753	Oracle Corp.	1,651,292
2,870	Red Hat, Inc.*	137,243
183	Rovi Corp.*	4,180
8,931	Salesforce.com, Inc.*	340,986
1,195	ServiceNow, Inc.*	48,266
978	Solarwinds, Inc.*	37,956
1,043	Solera Holdings, Inc.	58,043
1,553	Splunk, Inc.*	71,997
7,678	Symantec Corp.	172,525
143	Tableau Software, Inc., Class A*	7,925
2,484	TIBCO Software, Inc.*	53,158
1,295	VMware, Inc., Class A*	86,752
561	Workday, Inc., Class A*	35,954

		8,363,352

Specialty Retail (4.3%):
173	Aaron’s, Inc.	4,846
138	Abercrombie & Fitch Co., Class A	6,245
1,105	Advance Auto Parts, Inc.	89,693
1,878	American Eagle Outfitters, Inc.	34,292
278	Ascena Retail Group, Inc.*	4,851
769	AutoNation, Inc.*	33,367
538	AutoZone, Inc.*	227,945
3,309	Bed Bath & Beyond, Inc.*	234,608
1,103	Best Buy Co., Inc.	30,145
719	Cabela’s, Inc., Class A*	46,562
3,400	CarMax, Inc.*	156,944
2,298	Chico’s FAS, Inc.	39,204
1,479	Dick’s Sporting Goods, Inc.	74,039
492	DSW, Inc., Class A	36,147
268	Foot Locker, Inc.	9,415
4,227	Gap, Inc. (The)	176,393
1,488	GNC Holdings, Inc., Class A	65,784
22,116	Home Depot, Inc. (The)	1,713,327
3,634	L Brands, Inc.	178,975
16,480	Lowe’s Cos., Inc.	674,032

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,672	O’Reilly Automotive, Inc.*	$188,301
1,564	PetSmart, Inc.	104,772
3,328	Ross Stores, Inc.	215,688
2,570	Sally Beauty Holdings, Inc.*	79,927
106	Signet Jewelers, Ltd.	7,148
1,691	Tiffany & Co.	123,172
10,897	TJX Cos., Inc. (The)	545,504
1,057	Tractor Supply Co.	124,314
964	Ulta Salon, Cosmetics & Fragrance, Inc.*	96,554
1,624	Urban Outfitters, Inc.*	65,317
1,479	Williams-Sonoma, Inc.	82,661

		5,470,172

Textiles, Apparel & Luxury Goods (1.7%):
897	Carter’s, Inc.	66,441
4,254	Coach, Inc.	242,861
229	Deckers Outdoor Corp.*	11,567
779	Fossil Group, Inc.*	80,478
1,492	Hanesbrands, Inc.	76,719
3,050	Michael Kors Holdings, Ltd.*	189,161
10,724	Nike, Inc., Class B	682,903
1,087	PVH Corp.	135,929
908	Ralph Lauren Corp.	157,756
1,282	Under Armour, Inc., Class A*^	76,548
1,326	V.F. Corp.	255,998

		1,976,361

Thrifts & Mortgage Finance (0.1%):
324	Nationstar Mortgage Holdings, Inc.*	12,131
1,569	Ocwen Financial Corp.*	64,674

		76,805

Tobacco (2.9%):
30,410	Altria Group, Inc.	1,064,046
5,719	Lorillard, Inc.	249,806
24,761	Philip Morris International, Inc.	2,144,798
3,612	Reynolds American, Inc.	174,712

		3,633,362

Trading Companies & Distributors (0.5%):
4,491	Fastenal Co.	205,912
539	MRC Global, Inc.*	14,887
724	MSC Industrial Direct Co., Inc., Class A	56,081
1,427	United Rentals, Inc.*	71,222
893	W.W. Grainger, Inc.	225,197

		573,299

Water Utilities (0.0%):
1,866	Aqua America, Inc.	58,387

Wireless Telecommunication Services (0.4%):
7,501	Clearwire Corp., Class A*	37,355
4,448	Crown Castle International Corp.*	321,990
1,926	SBA Communications Corp., Class A*	142,755
6,683	Sprint Nextel Corp.*	46,915

		549,015

Total Common Stocks (Cost $91,060,509)		124,072,548

Continued

8

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.2%):
$1,473,637	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$1,473,637

Total Securities Held as Collateral for Securities on Loan (Cost $1,473,637)		1,473,637

Unaffiliated Investment Company (1.2%):
1,521,476	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	1,521,476

Total Unaffiliated Investment Company (Cost $1,521,476)		1,521,476

Total Investment Securities (Cost $94,055,622)(c) — 101.1%		127,067,661
Net other assets (liabilities) — (1.1)%		(1,435,926)

Net Assets — 100.0%		$125,631,735

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.

+	Affiliated Securities

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $1,437,855.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $156,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini September Futures	Long	9/23/13	7	$406,175	$(7,944)
S&P 500 Index E-Mini September Futures	Long	9/23/13	16	1,279,440	(15,165)

Total					$(23,109)

See accompanying notes to the financial statements.

9

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$93,927,350
Investments in affiliates, at cost	128,272

Total investment securities, at cost	$94,055,622

Investments in non-affiliates, at value*	$126,880,223
Investments in affiliates, at value	187,438

Total investment securities, at value	127,067,661
Segregated cash for collateral	156,000
Interest and dividends receivable	119,653
Receivable for investments sold	16,126,313
Reclaims receivable	163
Receivable for variation margin on futures contracts	610
Prepaid expenses	1,138

Total Assets	143,471,538

Liabilities:
Cash overdraft	383
Payable for investments purchased	16,250,357
Payable for capital shares redeemed	14
Payable for collateral received on loaned securities	1,473,637
Payable for variation margin on futures contracts	6,205
Manager fees payable	46,240
Administration fees payable	5,085
Distribution fees payable	26,273
Custodian fees payable	1,341
Administrative and compliance services fees payable	1,228
Trustee fees payable	4,195
Licensing fees payable	18,236
Other accrued liabilities	6,609

Total Liabilities	17,839,803

Net Assets	$125,631,735

Net Assets Consist of:
Capital	$83,385,078
Accumulated net investment income/(loss)	2,102,025
Accumulated net realized gains/(losses) from investment transactions	7,155,702
Net unrealized appreciation/(depreciation) on investments	32,988,930

Net Assets	$125,631,735

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,929,884
Net Asset Value (offering and redemption price per share)	$14.07

*	Includes securities on loan of $1,437,855.

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$1,178,476
Dividends from affiliates	4,310
Income from securities lending	14,537
Foreign withholding tax	(100)

Total Investment Income	1,197,223

Expenses:
Manager fees	316,286
Administration fees	27,894
Distribution fees	179,707
Custodian fees	6,167
Administrative and compliance services fees	1,579
Trustee fees	3,939
Professional fees	5,169
Shareholder reports	1,203
Licensing fees	19,555
Other expenses	1,662

Total expenses	563,161

Net Investment Income/(Loss)	634,062

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	8,941,743
Net realized gains/(losses) on futures contracts	437,874
Change in net unrealized appreciation/depreciation on investments	5,616,799

Net Realized/Unrealized Gains/(Losses) on Investments	14,996,416

Change in Net Assets Resulting From Operations	$15,630,478

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Russell 1000 Growth Index Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$634,062	$1,465,857
Net realized gains/(losses) on investment transactions	9,379,617	(59,625)
Change in unrealized appreciation/depreciation on investments	5,616,799	15,076,932

Change in net assets resulting from operations	15,630,478	16,483,164

Dividends to Shareholders:
From net investment income	—	(754,649)

Change in net assets resulting from dividends to shareholders	—	(754,649)

Capital Transactions:
Proceeds from shares issued	3,560,424	28,438,516
Proceeds from dividends reinvested	—	754,649
Value of shares redeemed	(39,424,468)	(10,942,949)

Change in net assets resulting from capital transactions	(35,864,044)	18,250,216

Change in net assets	(20,233,566)	33,978,731
Net Assets:
Beginning of period	145,865,301	111,886,570

End of period	$125,631,735	$145,865,301

Accumulated net investment income/(loss)	$2,102,025	$1,467,963

Share Transactions:
Shares issued	264,495	2,299,012
Dividends reinvested	—	59,142
Shares redeemed	(2,883,714)	(889,112)

Change in shares	(2,619,219)	1,469,042

See accompanying notes to the financial statements.

11

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	April 30, 2010 to December 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.63		$11.10	$10.95	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.11		0.12	0.08	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	1.33		1.48	0.13	0.90

Total from Investment Activities	1.44		1.60	0.21	0.95

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	(0.06)	—

Total Dividends	—		(0.07)	(0.06)	—

Net Asset Value, End of Period	$14.07		$12.63	$11.10	$10.95

Total Return(b)	11.40	%(c)	14.40%	1.92%	9.50	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$125,632		$145,865	$111,887	$105,577
Net Investment Income/(Loss)(d)	0.88%		1.09%	0.72%	0.87%
Expenses Before Reductions(d)(e)	0.78%		0.80%	0.84%	0.87%
Expenses Net of Reductions(d)	0.78%		0.80%	0.84%	0.84%
Portfolio Turnover Rate	12	%(c)	16%	24%	29	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $2 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,438 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding was $1.7 million as of June 30, 2013. The monthly average gross notional amount for these contracts was $3.5 million for the period ended June 30, 2013.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$23,109

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$437,874	$(9,274)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Growth Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $1,036 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$124,072,548	$—	$—	$124,072,548
Securities Held as Collateral for Securities on Loan	—	1,473,637	—	1,473,637
Unaffiliated Investment Company	1,521,476	—	—	1,521,476

Total Investment Securities	125,594,024	1,473,637	—	127,067,661

Other Financial Instruments:*
Futures Contracts	(23,109)	—	—	(23,109)

Total Investments	$125,570,915	$1,473,637	$—	$127,044,552

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Growth Index Fund	$16,524,777	$48,987,184

16

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $94,224,735. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$33,354,200
Unrealized depreciation	(511,274)

Net unrealized appreciation depreciation	$32,842,926

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2018
AZL Russell 1000 Growth Index Fund	$1,248,758

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Russell 1000 Growth Index Fund	$752,847	$24,137	$776,984

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Growth Index Fund	$754,649	$—	$754,649

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund	$1,451,129	$—	$(2,025,742)	$27,190,792	$26,616,179

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Russell 1000 Value Index Fund	$1,000.00	$1,154.60	$4.11	0.77%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Russell 1000 Value Index Fund	$1,000.00	$1,020.98	$3.86	0.77%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Financials	28.3%
Energy	14.6
Health Care	12.6
Industrials	9.3
Information Technology	8.8
Utilities	6.4
Consumer Discretionary	6.3
Consumer Staples	5.8
Telecommunication Services	3.0
Materials	2.6
Machinery	0.1
Semiconductors & Semiconductor Equipment	— ^

Total Common Stock	97.8
Securities Held as Collateral for Securities on Loan	1.1
Unaffiliated Investment Company	0.1

Total Investment Securities	99.0
Net other assets (liabilities)	1.0

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.8%):
Aerospace & Defense (1.1%):
684	Alliant Techsystems, Inc.	$56,314
138	BE Aerospace, Inc.*	8,705
0	Engility Holdings, Inc.*	0
4,079	Exelis, Inc.	56,249
6,470	General Dynamics Corp.	506,795
1,950	L-3 Communications Holdings, Inc.	167,193
5,095	Northrop Grumman Corp.	421,866
7,050	Raytheon Co.	466,146
321	Rockwell Collins, Inc.	20,355
2,253	Spirit AeroSystems Holdings, Inc., Class A*	48,394
6,021	Textron, Inc.	156,847
891	Triumph Group, Inc.	70,523
1,255	United Technologies Corp.	116,640

		2,096,027

Air Freight & Logistics (0.4%):
6,865	FedEx Corp.	676,752

Airlines (0.2%):
118	Alaska Air Group, Inc.*	6,136
10,058	Delta Air Lines, Inc.*	188,185
13,929	Southwest Airlines Co.	179,545

		373,866

Auto Components (0.5%):
642	Allison Transmission Holdings, Inc.	14,817
1,324	Gentex Corp.	30,518
14,840	Johnson Controls, Inc.	531,124
1,776	Lear Corp.	107,377
2,332	TRW Automotive Holdings Corp.*	154,938

		838,774

Automobiles (0.8%):
54,269	Ford Motor Co.	839,542
18,040	General Motors Co.*	600,912

		1,440,454

Beverages (0.2%):
3,486	Beam, Inc.	220,001
196	Constellation Brands, Inc., Class A*	10,216
3,027	Molson Coors Brewing Co., Class B	144,872

		375,089

Biotechnology (0.0%):
326	Quintiles Transnational Holdings, Inc.*	13,875

Building Products (0.1%):
960	A.O. Smith Corp.	34,829
432	Fortune Brands Home & Security, Inc.	16,736
2,568	Owens Corning, Inc.*	100,357

		151,922

Capital Markets (3.2%):
6,635	American Capital, Ltd.*	84,065
2,973	Ameriprise Financial, Inc.	240,456
5,809	Ares Capital Corp.	99,915
161	Artisan Partners Asset Management, Inc.*	8,036
25,124	Bank of New York Mellon Corp. (The)	704,728
1,830	BlackRock, Inc., Class A+	470,036
20,547	Charles Schwab Corp. (The)	436,213

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
6,217	E*TRADE Financial Corp.*	$78,707
530	Federated Investors, Inc., Class B^	14,527
9,933	Goldman Sachs Group, Inc. (The)	1,502,367
9,634	Invesco, Ltd.	306,361
2,407	Legg Mason, Inc.^	74,641
32,987	Morgan Stanley	805,872
5,183	Northern Trust Corp.	300,096
2,642	Raymond James Financial, Inc.	113,553
170	SEI Investments Co.	4,833
9,880	State Street Corp.	644,275
5,046	TD Ameritrade Holding Corp.	122,567

		6,011,248

Chemicals (1.2%):
4,513	Air Products & Chemicals, Inc.	413,255
1,181	Albemarle Corp.	73,564
1,712	Ashland, Inc.	142,952
1,384	Cabot Corp.	51,789
1,285	CF Industries Holdings, Inc.	220,378
901	Cytec Industries, Inc.	65,998
22,769	Dow Chemical Co. (The)	732,479
4,189	Huntsman Corp.	69,370
405	Kronos Worldwide, Inc.^	6,577
6,501	Mosaic Co. (The)	349,819
279	PPG Industries, Inc.	40,848
461	Rockwood Holdings, Inc.	29,518
183	RPM International, Inc.	5,845
147	Sigma Aldrich Corp.	11,813
213	W.R. Grace & Co.*	17,901
61	Westlake Chemical Corp.	5,881

		2,237,987

Commercial Banks (5.6%):
3,579	Associated Banc-Corp.	55,653
990	Bank of Hawaii Corp.	49,817
15,202	BB&T Corp.	515,044
561	BOK Financial Corp.	35,932
4,200	CapitalSource, Inc.	39,396
4,361	CIT Group, Inc.*	203,353
1,014	City National Corp.	64,257
4,044	Comerica, Inc.	161,073
1,646	Commerce Bancshares, Inc.	71,700
1,115	Cullen/Frost Bankers, Inc.^	74,449
2,935	East West Bancorp, Inc.	80,713
18,945	Fifth Third Bancorp	341,957
164	First Citizens BancShares, Inc., Class A	31,496
5,216	First Horizon National Corp.	58,419
7,672	First Niagara Financial Group, Inc.	77,257
2,523	First Republic Bank	97,085
4,361	Fulton Financial Corp.	50,064
17,997	Huntington Bancshares, Inc.	141,816
19,861	KeyCorp	219,265
2,795	M&T Bank Corp.	312,341
11,469	PNC Financial Services Group, Inc.	836,319
2,238	Popular, Inc.*	67,879
30,622	Regions Financial Corp.	291,828

Continued

2

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
925	Signature Bank*	$76,794
11,703	SunTrust Banks, Inc.	369,464
977	SVB Financial Group*	81,404
16,866	Synovus Financial Corp.	49,249
3,553	TCF Financial Corp.	50,382
40,075	U.S. Bancorp	1,448,711
4,283	Valley National Bancorp ^	40,560
104,586	Wells Fargo & Co.	4,316,264
3,898	Zions Bancorp	112,574

		10,422,515

Commercial Services & Supplies (0.6%):
4,741	ADT Corp. (The)	188,929
1,473	Avery Dennison Corp.	62,985
1,606	Cintas Corp.	73,137
915	Corrections Corp. of America	30,991
2,351	Covanta Holding Corp.	47,067
371	Iron Mountain, Inc.	9,872
1,032	KAR Auction Services, Inc.	23,602
2,473	Pitney Bowes, Inc.^	36,304
1,799	R.R. Donnelley & Sons Co.^	25,204
5,856	Republic Services, Inc.	198,753
149	Waste Connections, Inc.	6,130
9,307	Waste Management, Inc.	375,351

		1,078,325

Communications Equipment (1.8%):
9,428	Brocade Communications Systems, Inc.*	54,305
115,772	Cisco Systems, Inc.	2,814,418
880	EchoStar Corp., Class A*	34,417
1,962	Harris Corp.	96,629
1,177	JDS Uniphase Corp.*	16,925
8,936	Juniper Networks, Inc.*	172,554
284	Motorola Solutions, Inc.	16,395
3,869	Polycom, Inc.*	40,779
198	Riverbed Technology, Inc.*	3,081

		3,249,503

Computers & Peripherals (2.4%):
4,942	Apple, Inc.	1,957,428
27,143	Dell, Inc.	362,359
1,380	Diebold, Inc.	46,492
22,756	EMC Corp.	537,497
42,114	Hewlett-Packard Co.	1,044,427
1,413	Lexmark International, Inc., Class A^	43,195
2,878	SanDisk Corp.*	175,846
308	Stratasys, Ltd.*^	25,792
4,577	Western Digital Corp.	284,186

		4,477,222

Construction & Engineering (0.3%):
2,018	Aecom Technology Corp.*	64,152
1,416	Fluor Corp.	83,983
2,834	Jacobs Engineering Group, Inc.*	156,238
3,224	KBR, Inc.	104,780
3,576	Quanta Services, Inc.*	94,621
1,648	URS Corp.	77,819

		581,593

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.1%):
2,816	Vulcan Materials Co.	$136,323

Consumer Finance (0.8%):
12,655	Capital One Financial Corp.	794,860
10,625	Discover Financial Services	506,175
9,622	SLM Corp.	219,959

		1,520,994

Containers & Packaging (0.2%):
431	AptarGroup, Inc.	23,796
1,250	Bemis Co., Inc.	48,925
457	Crown Holdings, Inc.*	18,796
546	Greif, Inc., Class A	28,758
3,835	MeadWestvaco Corp.	130,811
1,470	Owens-Illinois, Inc.*	40,851
436	Rock-Tenn Co., Class A	43,548
2,194	Sonoco Products Co.	75,847

		411,332

Distributors (0.0%):
185	Genuine Parts Co.	14,443

Diversified Consumer Services (0.1%):
2,114	Apollo Group, Inc., Class A*	37,460
1,322	DeVry, Inc.	41,009
1,002	Service Corp. International	18,066
267	Weight Watchers International, Inc.	12,282

		108,817

Diversified Financial Services (6.3%):
233,531	Bank of America Corp.	3,003,209
65,917	Citigroup, Inc.	3,162,038
6,865	CME Group, Inc.	521,603
1,626	ING U.S., Inc.*	44,000
1,054	Interactive Brokers Group, Inc., Class A	16,832
81,877	JPMorgan Chase & Co.	4,322,287
5,528	Leucadia National Corp.	144,944
265	LPL Financial Holdings, Inc.	10,006
1,521	MSCI, Inc., Class A*	50,604
2,439	NASDAQ OMX Group, Inc. (The)	79,975
5,263	NYSE Euronext	217,888

		11,573,386

Diversified Telecommunication Services (2.6%):
116,544	AT&T, Inc.	4,125,658
13,226	CenturyLink, Inc.	467,539
21,672	Frontier Communications Corp.^	87,772
458	Intelsat SA	9,160
2,340	Level 3 Communications, Inc.*	49,327
702	Windstream Corp.^	5,412

		4,744,868

Electric Utilities (3.2%):
10,530	American Electric Power Co., Inc.	471,533
15,289	Duke Energy Corp.	1,032,008
7,059	Edison International	339,961
3,861	Entergy Corp.	269,034
18,541	Exelon Corp.	572,546
9,061	FirstEnergy Corp.	338,338

Continued

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
3,332	Great Plains Energy, Inc.	$75,103
2,136	Hawaiian Electric Industries, Inc.^	54,062
9,199	NextEra Energy, Inc.	749,535
6,817	Northeast Utilities	286,450
5,111	NV Energy, Inc.	119,904
5,387	Pepco Holdings, Inc.	108,602
2,383	Pinnacle West Capital Corp.	132,185
12,833	PPL Corp.	388,327
18,856	Southern Co. (The)	832,116
2,750	Westar Energy, Inc.	87,890

		5,857,594

Electrical Equipment (0.6%):
755	Babcock & Wilcox Co. (The)	22,673
10,249	Eaton Corp. plc	674,486
3,925	Emerson Electric Co.	214,069
354	Hubbell, Inc., Class B	35,046
975	Regal-Beloit Corp.	63,219

		1,009,493

Electronic Equipment, Instruments & Components (0.6%):
2,230	Arrow Electronics, Inc.*	88,866
2,991	Avnet, Inc.*	100,497
1,040	AVX Corp.	12,220
31,885	Corning, Inc.	453,723
588	Dolby Laboratories, Inc., Class A^	19,669
933	FLIR Systems, Inc.	25,163
3,307	Ingram Micro, Inc., Class A*	62,800
4,392	Jabil Circuit, Inc.	89,509
3,014	Molex, Inc.^	88,431
823	Tech Data Corp.*	38,755
2,873	Vishay Intertechnology, Inc.*	39,906

		1,019,539

Energy Equipment & Services (1.1%):
1,011	Atwood Oceanics, Inc.*	52,623
8,967	Baker Hughes, Inc.	413,648
1,989	Cameron International Corp.*	121,647
1,496	Diamond Offshore Drilling, Inc.^	102,910
2,056	Helmerich & Payne, Inc.	128,397
5,114	McDermott International, Inc.*	41,833
6,385	Nabors Industries, Ltd.	97,754
9,257	National-Oilwell Varco, Inc.	637,807
1,191	Oil States International, Inc.*	110,334
3,185	Patterson-UTI Energy, Inc.	61,646
2,696	Rowan Cos. plc, Class A*	91,853
293	RPC, Inc.^	4,046
3,458	Superior Energy Services, Inc.*	89,701
1,062	Tidewater, Inc.	60,502
1,056	Unit Corp.*	44,964

		2,059,665

Food & Staples Retailing (1.6%):
23,474	CVS Caremark Corp.	1,342,244
4,815	Safeway, Inc.	113,923
8,409	Sysco Corp.	287,251
5,069	Walgreen Co.	224,050
11,756	Wal-Mart Stores, Inc.	875,704

		2,843,172

Shares		Fair Value
Common Stocks, continued
Food Products (1.3%):
13,190	Archer-Daniels-Midland Co.	$447,273
3,187	Bunge, Ltd.	225,544
1,297	Campbell Soup Co.	58,093
676	ConAgra Foods, Inc.	23,613
4,046	Dean Foods Co.*	40,541
1,474	Ingredion, Inc.	96,724
2,019	J.M. Smucker Co. (The)	208,260
440	Kellogg Co.	28,261
38,657	Mondelez International, Inc., Class A	1,102,883
309	Pinnacle Foods, Inc.	7,462
3,028	Smithfield Foods, Inc.*	99,167
6,066	Tyson Foods, Inc., Class A	155,775

		2,493,596

Gas Utilities (0.3%):
2,561	AGL Resources, Inc.	109,765
1,963	Atmos Energy Corp.	80,601
1,595	National Fuel Gas Co.	92,430
269	ONEOK, Inc.	11,112
3,303	Questar Corp.+	78,777
2,467	UGI Corp.	96,484

		469,169

Health Care Equipment & Supplies (1.6%):
1,747	Alere, Inc.*	42,802
29,229	Boston Scientific Corp.*	270,953
4,763	CareFusion Corp.*	175,517
271	Cooper Cos., Inc. (The)	32,263
10,192	Covidien plc	640,466
2,239	DENTSPLY International, Inc.	91,709
1,259	Hill-Rom Holdings, Inc.	42,403
4,123	Hologic, Inc.*	79,574
22,010	Medtronic, Inc.	1,132,854
2,235	St. Jude Medical, Inc.	101,983
3,006	Stryker Corp.	194,428
891	Teleflex, Inc.	69,044
3,444	Zimmer Holdings, Inc.	258,093

		3,132,089

Health Care Providers & Services (2.4%):
6,014	Aetna, Inc.	382,130
7,406	Cardinal Health, Inc.	349,563
5,822	CIGNA Corp.	422,037
1,849	Community Health Systems, Inc.	86,681
2,232	Express Scripts Holding Co.*	137,692
5,375	HCA Holdings, Inc.	193,823
1,711	Health Net, Inc.*	54,444
3,411	Humana, Inc.	287,820
998	LifePoint Hospitals, Inc.*	48,742
383	MEDNAX, Inc.*	35,075
2,282	Omnicare, Inc.	108,874
200	Patterson Cos., Inc.	7,520
3,198	Quest Diagnostics, Inc.	193,895
22,096	UnitedHealth Group, Inc.	1,446,846
642	Universal Health Services, Inc., Class B	42,988
1,900	VCA Antech, Inc.*	49,571
6,507	WellPoint, Inc.	532,533

		4,380,234

Continued

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.0%):
3,856	Allscripts Healthcare Solutions, Inc.*	$49,897

Hotels, Restaurants & Leisure (0.6%):
9,050	Carnival Corp.	310,324
605	Choice Hotels International, Inc.^	24,012
977	Darden Restaurants, Inc.	49,319
983	Hyatt Hotels Corp., Class A*	39,674
591	Marriott International, Inc., Class A	23,859
8,050	MGM Resorts International*	118,979
36	Norwegian Cruise Line Holdings, Ltd.*	1,091
1,473	Penn National Gaming, Inc.*	77,863
3,540	Royal Caribbean Cruises, Ltd.	118,024
2,424	Starwood Hotels & Resorts Worldwide, Inc.	153,173
6,082	Wendy’s Co. (The)	35,458

		951,776

Household Durables (0.6%):
6,111	D.R. Horton, Inc.	130,042
2,658	Garmin, Ltd.^	96,113
1,473	Harman International Industries, Inc.	79,837
3,097	Leggett & Platt, Inc.	96,286
3,583	Lennar Corp.	129,131
1,314	Mohawk Industries, Inc.*	147,812
2,630	Newell Rubbermaid, Inc.	69,038
18	NVR, Inc.*	16,596
124	Taylor Morrison Home Corp., Class A*	3,023
3,666	Toll Brothers, Inc.*	119,622
1,595	Whirlpool Corp.	182,403

		1,069,903

Household Products (2.7%):
467	Clorox Co. (The)	38,826
1,350	Energizer Holdings, Inc.	135,689
1,367	Kimberly-Clark Corp.	132,790
59,372	Procter & Gamble Co. (The)	4,571,051

		4,878,356

Independent Power Producers & Energy Traders (0.3%):
13,418	AES Corp. (The)	160,882
7,564	Calpine Corp.*	160,584
6,988	NRG Energy, Inc.	186,579

		508,045

Industrial Conglomerates (3.4%):
2,303	3M Co.	251,833
1,308	Carlisle Cos., Inc.	81,501
10,336	Danaher Corp.	654,269
223,989	General Electric Co.	5,194,305

		6,181,908

Insurance (7.6%):
7,369	ACE, Ltd.	659,378
10,100	AFLAC, Inc.	587,012
361	Alleghany Corp.*	138,375
389	Allied World Assurance Co. Holdings AG	35,598
113	Allied World Assurance Co. Holdings AG	10,341
10,151	Allstate Corp. (The)	488,466
1,454	American Financial Group, Inc.	71,115

Shares		Fair Value
Common Stocks, continued
Insurance, continued
31,982	American International Group, Inc.*	$1,429,595
159	American National Insurance Co.	15,816
1,533	Aon plc	98,649
2,702	Arch Capital Group, Ltd.*	138,909
1,422	Aspen Insurance Holdings, Ltd.	52,742
1,669	Assurant, Inc.	84,969
3,584	Assured Guaranty, Ltd.	79,063
1,923	Axis Capital Holdings, Ltd.	88,035
38,985	Berkshire Hathaway, Inc., Class B*	4,363,201
1,383	Brown & Brown, Inc.	44,588
4,812	Chubb Corp. (The)	407,336
3,541	Cincinnati Financial Corp.	162,532
576	CNA Financial Corp.	18,789
614	Endurance Specialty Holdings, Ltd.	31,590
1,083	Everest Re Group, Ltd.	138,906
4,932	Fidelity National Financial, Inc., Class A	117,431
10,686	Genworth Financial, Inc., Class A*	121,927
682	Hanover Insurance Group, Inc. (The)	33,370
9,877	Hartford Financial Services Group, Inc. (The)	305,397
2,201	HCC Insurance Holdings, Inc.	94,885
1,071	Kemper Corp.	36,682
5,817	Lincoln National Corp.	212,146
6,120	Loews Corp.	271,728
299	Markel Corp.*	157,558
3,966	Marsh & McLennan Cos., Inc.	158,323
3,073	MBIA, Inc.*^	40,902
579	Mercury General Corp.	25,453
19,368	MetLife, Inc.	886,280
5,632	Old Republic International Corp.	72,484
1,250	PartnerRe, Ltd.	113,200
6,345	Principal Financial Group, Inc.	237,620
1,340	ProAssurance Corp.	69,894
2,560	Progressive Corp. (The)	65,075
1,679	Protective Life Corp.	64,490
6,191	Prudential Financial, Inc.	452,129
1,556	Reinsurance Group of America, Inc.	107,535
967	RenaissanceRe Holdings, Ltd.	83,926
964	StanCorp Financial Group, Inc.	47,631
1,988	Torchmark Corp.^	129,498
5,952	Travelers Cos., Inc. (The)	475,684
5,784	UnumProvident Corp.	169,876
2,067	Validus Holdings, Ltd.	74,660
2,339	W.R. Berkley Corp.	95,572
134	White Mountains Insurance Group, Ltd.	77,042
6,324	XL Group plc	191,744

		14,135,147

Internet & Catalog Retail (0.1%):
10,547	Liberty Media Corp. – Interactive, Class A*	242,686

Internet Software & Services (0.3%):
1,679	AOL, Inc.	61,250
20,557	Yahoo!, Inc.*	516,186

		577,436

Continued

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (0.4%):
3,486	Amdocs, Ltd.	$129,296
37	Booz Allen Hamilton Holding Corp.	643
3,235	Computer Sciences Corp.	141,596
2,122	CoreLogic, Inc.*	49,167
132	DST Systems, Inc.	8,624
5,722	Fidelity National Information Services, Inc.	245,129
297	Lender Processing Services, Inc.	9,608
706	Paychex, Inc.	25,783
6,334	SAIC, Inc.	88,233
795	Total System Services, Inc.	19,462
2,356	VeriFone Systems, Inc.*	39,604

		757,145

Leisure Equipment & Products (0.0%):
371	Hasbro, Inc.^	16,632

Life Sciences Tools & Services (0.8%):
6,641	Agilent Technologies, Inc.	283,969
444	Bio-Rad Laboratories, Inc., Class A*	49,817
584	Charles River Laboratories International, Inc.*	23,962
1,300	Life Technologies Corp.*	96,213
2,382	PerkinElmer, Inc.	77,415
5,112	QIAGEN NV*	101,780
428	Techne Corp.	29,566
7,770	Thermo Fisher Scientific, Inc.	657,575

		1,320,297

Machinery (2.1%):
2,112	AGCO Corp.	106,001
11,669	Caterpillar, Inc.	962,575
680	CNH Global NV, NYS	28,329
80	Crane Co.	4,794
740	Cummins, Inc.	80,260
249	Donaldson Co., Inc.	8,879
971	Dover Corp.	75,408
1,051	Gardner Denver, Inc.	79,014
1,615	Harsco Corp.	37,452
121	IDEX Corp.	6,511
5,139	Illinois Tool Works, Inc.	355,465
1,866	Ingersoll-Rand plc	103,600
2,303	Joy Global, Inc.	111,765
1,743	Kennametal, Inc.	67,681
1,049	Navistar International Corp.*^	29,120
1,908	Oshkosh Corp.*	72,447
6,675	PACCAR, Inc.	358,180
3,234	Parker Hannifin Corp.	308,524
4,442	Pentair, Ltd., Registered Shares	256,259
1,120	Snap-On, Inc.	100,106
1,014	SPX Corp.	72,988
3,198	Stanley Black & Decker, Inc.	247,205
2,411	Terex Corp.*	63,409
1,871	Timken Co.	105,300
1,743	Trinity Industries, Inc.	67,001
3,771	Xylem, Inc.	101,591

		3,809,864

Shares		Fair Value
Common Stocks, continued
Marine (0.0%):
503	Kirby Corp.*	$40,009

Media (2.8%):
1,116	CBS Corp., Class B	54,539
4,319	Comcast Corp., Class A	180,880
1,600	DreamWorks Animation SKG, Inc., Class A*^	41,056
4,962	Gannett Co., Inc.	121,371
5,056	Interpublic Group of Cos., Inc. (The)	73,565
987	John Wiley & Sons, Inc., Class A	39,569
1,207	Liberty Global plc, Series C*	81,943
2,187	Liberty Media Corp.*	277,224
3,136	McGraw-Hill Cos., Inc. (The)	166,804
11,321	News Corp., Class A	369,065
1,390	Regal Entertainment Group, Class A^	24,881
35,293	Sirius XM Radio, Inc.	118,232
285	Starz – Liberty Capital*	6,299
8,089	Thomson Reuters Corp.	263,459
20,192	Time Warner, Inc.	1,167,501
30,352	Walt Disney Co. (The)	1,916,728
95	Washington Post Co. (The), Class B^	45,958

		4,949,074

Metals & Mining (1.0%):
23,172	Alcoa, Inc.	181,205
2,340	Allegheny Technologies, Inc.	61,565
1,004	Carpenter Technology Corp.	45,250
3,275	Cliffs Natural Resources, Inc.^	53,219
22,407	Freeport-McMoRan Copper & Gold, Inc.	618,657
10,666	Newmont Mining Corp.	319,447
6,885	Nucor Corp.	298,258
1,662	Reliance Steel & Aluminum Co.	108,961
1,039	Royal Gold, Inc.	43,721
4,778	Steel Dynamics, Inc.	71,240
1,616	Tahoe Resources, Inc.*	22,866
3,128	United States Steel Corp.^	54,834

		1,879,223

Multiline Retail (0.4%):
929	Big Lots, Inc.*	29,291
191	Dillard’s, Inc., Class A	15,656
3,707	J.C. Penney Co., Inc.*^	63,316
4,810	Kohl’s Corp.	242,953
1,870	Macy’s, Inc.	89,760
940	Sears Holdings Corp.^	39,555
3,002	Target Corp.	206,718

		687,249

Multi-Utilities (2.5%):
2,404	Alliant Energy Corp.	121,210
5,257	Ameren Corp.	181,051
9,285	CenterPoint Energy, Inc.	218,105
5,782	CMS Energy Corp.	157,097
6,346	Consolidated Edison, Inc.	370,035
12,515	Dominion Resources, Inc.	711,101
3,769	DTE Energy Co.	252,561
1,715	Integrys Energy Group, Inc.	100,379
4,100	MDU Resources Group, Inc.	106,231

Continued

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
6,761	NiSource, Inc.	$193,635
2,148	OGE Energy Corp.	146,494
9,579	PG&E Corp.	438,048
10,962	Public Service Enterprise Group, Inc.	358,019
3,023	SCANA Corp.	148,429
5,277	Sempra Energy	431,448
4,716	TECO Energy, Inc.	81,068
1,784	Vectren Corp.	60,353
4,956	Wisconsin Energy Corp.	203,146
10,773	Xcel Energy, Inc.	305,307

		4,583,717

Office Electronics (0.2%):
26,563	Xerox Corp.	240,926
1,020	Zebra Technologies Corp., Class A*	44,309

		285,235

Oil, Gas & Consumable Fuels (13.5%):
10,265	Anadarko Petroleum Corp.	882,071
8,489	Apache Corp.	711,633
12,549	Chesapeake Energy Corp.	255,749
41,993	Chevron Corp.	4,969,453
1,873	Cimarex Energy Co.	121,726
497	Cobalt International Energy, Inc.*	13,205
26,485	ConocoPhillips	1,602,343
4,954	CONSOL Energy, Inc.	134,253
8,082	Denbury Resources, Inc.*	139,980
8,796	Devon Energy Corp.	456,336
1,570	Energen Corp.	82,048
378	EOG Resources, Inc.	49,775
277	EQT Corp.	21,985
96,318	Exxon Mobil Corp.	8,702,332
949	Golar LNG, Ltd.	30,264
311	Gulfport Energy Corp.*	14,639
6,647	Hess Corp.	441,959
4,419	HollyFrontier Corp.	189,045
1,206	Kinder Morgan, Inc.	46,009
45	Laredo Petroleum Holdings, Inc.*^	925
15,356	Marathon Oil Corp.	531,010
7,035	Marathon Petroleum Corp.	499,907
4,155	Murphy Oil Corp.	252,998
2,936	Newfield Exploration Co.*	70,141
6,783	Noble Energy, Inc.	407,251
17,453	Occidental Petroleum Corp.	1,557,331
513	PBF Energy, Inc.	13,287
5,917	Peabody Energy Corp.	86,625
13,415	Phillips 66	790,278
776	Pioneer Natural Resources Co.	112,326
3,490	QEP Resources, Inc.	96,952
10,718	SandRidge Energy, Inc.*^	51,017
14,498	Spectra Energy Corp.	499,601
791	Teekay Shipping Corp.	32,138
2,935	Tesoro Corp.	153,559
3,326	Ultra Petroleum Corp.*	65,921
11,815	Valero Energy Corp.	410,808
2,349	Whiting Petroleum Corp.*	108,265

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,671	Williams Cos., Inc. (The)	$216,607
1,277	World Fuel Services Corp.	51,054
4,340	WPX Energy, Inc.*	82,200

		24,955,006

Paper & Forest Products (0.1%):
701	Domtar Corp.	46,617
1,348	International Paper Co.	59,729

		106,346

Pharmaceuticals (7.8%):
33,770	Abbott Laboratories	1,177,898
4,947	Bristol-Myers Squibb Co.	221,081
16,771	Eli Lilly & Co.	823,792
5,778	Forest Laboratories, Inc.*	236,898
3,586	Hospira, Inc.*	137,380
52,998	Johnson & Johnson Co.	4,550,407
65,413	Merck & Co., Inc.	3,038,434
144,881	Pfizer, Inc.	4,058,117
367	Warner Chilcott plc, Class A	7,296
0	Zoetis, Inc.^	0

		14,251,303

Professional Services (0.1%):
64	Dun & Bradstreet Corp.^	6,237
1,689	Manpower, Inc.	92,557
4,052	Nielsen Holdings NV	136,106
1,413	Towers Watson & Co., Class A	115,781

		350,681

Real Estate Investment Trusts (0.2%):
2,418	Healthcare Trust of America, Inc.	27,154
1,245	WP Carey, Inc.	82,382

		109,536

Real Estate Investment Trusts (REITs) (4.3%):
1,548	Alexandria Real Estate Equities, Inc.	101,735
2,271	American Campus Communities, Inc.	92,339
8,590	American Capital Agency Corp.	197,484
20,603	Annaly Capital Management, Inc.	258,980
1,427	Apartment Investment & Management Co., Class A	42,867
2,804	AvalonBay Communities, Inc.	378,288
4,038	BioMed Realty Trust, Inc.	81,689
2,975	Boston Properties, Inc.	313,773
3,395	Brandywine Realty Trust	45,900
1,670	BRE Properties, Inc.	83,533
1,838	Camden Property Trust	127,079
2,376	CBL & Associates Properties, Inc.	50,894
22,324	Chimera Investment Corp.	66,972
2,572	CommonWealth REIT	59,465
1,853	Corporate Office Properties Trust	47,252
5,642	DDR Corp.^	93,939
596	Digital Realty Trust, Inc.	36,356
3,090	Douglas Emmett, Inc.	77,096
6,973	Duke Realty Corp.	108,709
251	Equity Lifestyle Properties, Inc.	19,726

Continued

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
7,803	Equity Residential Property Trust	$453,041
824	Essex Property Trust, Inc.	130,950
2,213	Extra Space Storage, Inc.	92,791
485	Federal Realty Investment Trust	50,285
12,882	General Growth Properties, Inc.	255,965
2,143	Hatteras Financial Corp.	52,804
9,846	HCP, Inc.	447,401
6,165	Health Care REIT, Inc.	413,239
1,132	Home Properties, Inc.	73,999
2,920	Hospitality Properties Trust	76,738
16,135	Host Hotels & Resorts, Inc.	272,197
1,636	Kilroy Realty Corp.	86,724
8,857	Kimco Realty Corp.	189,806
2,324	Liberty Property Trust	85,895
2,979	Macerich Co. (The)	181,630
1,907	Mack-Cali Realty Corp.	46,702
7,832	MFA Financial, Inc.	66,180
926	Mid-America Apartment Communities, Inc.	62,755
2,565	National Retail Properties, Inc.^	88,236
3,588	Piedmont Office Realty Trust, Inc., Class A	64,153
1,183	Post Properties, Inc.	58,547
10,794	ProLogis, Inc.	407,150
212	Public Storage, Inc.	32,506
4,251	Realty Income Corp.^	178,202
1,154	Regency Centers Corp.	58,635
2,904	Retail Properties of America, Inc., Class A	41,469
3,776	Senior Housing Properties Trust	97,912
1,699	Simon Property Group, Inc.	268,306
1,878	SL Green Realty Corp.	165,621
3,602	Starwood Property Trust, Inc.	89,150
940	Taubman Centers, Inc.	70,641
7,912	Two Harbors Investment Corp.	81,097
5,247	UDR, Inc.	133,746
3,486	Ventas, Inc.	242,138
3,263	Vornado Realty Trust	270,340
2,640	Weingarten Realty Investors	81,233

		7,752,260

Real Estate Management & Development (0.2%):
3,423	Forest City Enterprises, Inc., Class A*	61,306
856	Howard Hughes Corp. (The)*	95,949
956	Jones Lang LaSalle, Inc.	87,130
280	Realogy Holdings Corp.*	13,451
1,251	St. Joe Co. (The)*	26,334

		284,170

Road & Rail (0.4%):
73	AMERCO, Inc.	11,819
775	Con-way, Inc.	30,194
11,093	CSX Corp.	257,246
528	Genesee & Wyoming, Inc., Class A*	44,796
5,590	Norfolk Southern Corp.	406,113
1,126	Ryder System, Inc.	68,450

		818,618

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (2.4%):
4,544	Altera Corp.	$149,907
3,791	Analog Devices, Inc.	170,822
8,822	Applied Materials, Inc.	131,536
449	Avago Technologies, Ltd.	16,784
6,965	Broadcom Corp., Class A	235,138
2,763	Fairchild Semiconductor International, Inc.*	38,129
1,321	First Solar, Inc.*	59,088
84	Freescale Semiconductor Holdings I, Ltd.*^	1,138
593	Freescale Semiconductor, Ltd.*	8,035
100,686	Intel Corp.	2,438,616
3,594	KLA-Tencor Corp.	200,294
2,701	Lam Research Corp.*	119,762
10,530	LSI Corp.*	75,184
8,589	Marvell Technology Group, Ltd.	100,578
22,318	Micron Technology, Inc.*	319,817
12,522	NVIDIA Corp.	175,684
484	ON Semiconductor Corp.*	3,911
123	Silicon Laboratories, Inc.*	5,093
702	Skyworks Solutions, Inc.*	15,367
4,132	Teradyne, Inc.*^	72,599

		4,337,482

Software (0.7%):
9,270	Activision Blizzard, Inc.	132,190
6,634	Adobe Systems, Inc.*	302,245
1,003	Autodesk, Inc.*	34,042
7,051	CA, Inc.	201,870
4,766	Compuware Corp.	49,328
1,520	Electronic Arts, Inc.*	34,914
1,451	Micros Systems, Inc.*	62,611
5,665	Nuance Communications, Inc.*	104,123
1,980	Rovi Corp.*	45,223
4,103	Symantec Corp.	92,194
3,332	Synopsys, Inc.*	119,119
12,652	Zynga, Inc.*	35,173

		1,213,032

Specialty Retail (0.4%):
1,396	Aaron’s, Inc.	39,102
1,497	Abercrombie & Fitch Co., Class A	67,739
1,488	American Eagle Outfitters, Inc.	27,171
2,369	Ascena Retail Group, Inc.*	41,339
4,335	Best Buy Co., Inc.	118,476
223	Chico’s FAS, Inc.	3,804
1,334	CST Brands, Inc.*	41,101
69	DSW, Inc., Class A	5,069
2,870	Foot Locker, Inc.	100,823
2,576	GameStop Corp., Class A^	108,269
1,237	Guess?, Inc.	38,384
1,599	Signet Jewelers, Ltd.	107,820
14,375	Staples, Inc.	227,988

		927,085

Textiles, Apparel & Luxury Goods (0.0%):
420	Deckers Outdoor Corp.*^	21,214
201	PVH Corp.	25,135

		46,349

Continued

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.2%):
1,396	BankUnited, Inc.	$36,310
11,463	Hudson City Bancorp, Inc.	105,001
9,553	New York Community Bancorp, Inc.^	133,743
7,168	People’s United Financial, Inc.	106,803
1,747	TFS Financial Corp.*	19,566
2,322	Washington Federal, Inc.	43,839

		445,262

Tobacco (0.0%):
1,658	Reynolds American, Inc.	80,197

Trading Companies & Distributors (0.1%):
1,464	Air Lease Corp.	40,392
1,018	GATX Corp.	48,284
1,029	MRC Global, Inc.*	28,421
956	WESCO International, Inc.*^	64,969

		182,066

Water Utilities (0.1%):
3,851	American Water Works Co., Inc.	158,777
377	Aqua America, Inc.	11,796

		170,573

Shares or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.3%):
1,200	Clearwire Corp., Class A*	$5,976
42,986	Sprint Nextel Corp.*	301,762
2,063	Telephone & Data Systems, Inc.	50,853
3,734	T-Mobile US, Inc.*	92,641
299	United States Cellular Corp.	10,970

		462,202

Total Common Stocks (Cost $143,852,899)		179,215,633

Securities Held as Collateral for Securities on Loan (1.1%):
$2,014,884	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	2,014,884

Total Securities Held as Collateral for Securities on Loan (Cost $2,014,884)		2,014,884

Unaffiliated Investment Company (0.1%):
167,743	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	167,743

Total Unaffiliated Investment Company (Cost $167,743)		167,743

Total Investment Securities (Cost $146,035,526)(c) — 99.0%		181,398,260
Net other assets (liabilities) — 1.0%		1,903,410

Net Assets — 100.0%		$183,301,670

Percentages indicated are based on net assets as of June 30, 2013.

NYS—New York Shares

*	Non-income producing security.

+	Affiliated Securities

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $1,944,804.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $210,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/23/13	51	$4,078,215	$(20,297)

See accompanying notes to the financial statements.

9

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$145,606,705
Investments in affiliates, at cost	428,821

Total investment securities, at cost	$146,035,526

Investments in non-affiliates, at value*	$180,849,447
Investments in affiliates, at value	548,813

Total investment securities, at value	181,398,260
Segregated cash for collateral	210,000
Interest and dividends receivable	279,406
Receivable for investments sold	23,964,491
Reclaims receivable	229
Prepaid expenses	1,649

Total Assets	205,854,035

Liabilities:
Cash overdraft	118,000
Payable for investments purchased	20,250,882
Payable for collateral received on loaned securities	2,014,884
Payable for variation margin on futures contracts	18,313
Manager fees payable	67,669
Administration fees payable	7,027
Distribution fees payable	38,448
Custodian fees payable	1,910
Administrative and compliance services fees payable	1,768
Trustee fees payable	6,038
Licensing fees payable	18,104
Other accrued liabilities	9,322

Total Liabilities	22,552,365

Net Assets	$183,301,670

Net Assets Consist of:
Capital	$117,670,489
Accumulated net investment income/(loss)	5,630,594
Accumulated net realized gains/(losses) from investment transactions	24,658,150
Net unrealized appreciation/(depreciation) on investments	35,342,437

Net Assets	$183,301,670

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,411,407
Net Asset Value (offering and redemption price per share)	$13.67

*	Includes securities on loan of $1,944,804

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$2,579,186
Dividends from affiliates	6,320
Income from securities lending	14,573
Foreign withholding tax	(2,064)

Total Investment Income	2,598,015

Expenses:
Manager fees	482,652
Administration fees	40,110
Distribution fees	274,233
Custodian fees	8,705
Administrative and compliance services fees	2,313
Trustee fees	5,746
Professional fees	7,626
Shareholder reports	1,723
Licensing fees	20,795
Other expenses	2,514

Total expenses	846,417

Net Investment Income/(Loss)	1,751,598

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	17,648,568
Net realized gains/(losses) on futures contracts	608,163
Change in net unrealized appreciation/depreciation on investments	11,839,716

Net Realized/Unrealized Gains/(Losses) on Investments	30,096,447

Change in Net Assets Resulting From Operations	$31,848,045

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Russell 1000 Value Index Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,751,598	$3,910,447
Net realized gains/(losses) on investment transactions	18,256,731	6,762,469
Change in unrealized appreciation/depreciation on investments	11,839,716	20,975,699

Change in net assets resulting from operations	31,848,045	31,648,615

Dividends to Shareholders:
From net investment income	—	(2,772,256)
From net realized gains	—	(1,698,237)

Change in net assets resulting from dividends to shareholders	—	(4,470,493)

Capital Transactions:
Proceeds from shares issued	3,537,346	34,366,963
Proceeds from dividends reinvested	—	4,470,493
Value of shares redeemed	(76,465,628)	(24,148,316)

Change in net assets resulting from capital transactions	(72,928,282)	14,689,140

Change in net assets	(41,080,237)	41,867,262
Net Assets:
Beginning of period	224,381,907	182,514,645

End of period	$183,301,670	$224,381,907

Accumulated net investment income/(loss)	$5,630,594	$3,878,996

Share Transactions:
Shares issued	275,766	3,059,186
Dividends reinvested	—	384,063
Shares redeemed	(5,817,736)	(2,105,940)

Change in shares	(5,541,970)	1,337,309

See accompanying notes to the financial statements.

11

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	April 30, 2010 to December 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.84		$10.36	$10.49	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.22		0.20	0.16	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	1.61		1.52	(0.19)	0.39

Total from Investment Activities	1.83		1.72	(0.03)	0.49

Dividends to Shareholders From:
Net Investment Income	—		(0.15)	(0.10)	—
Net Realized Gains	—		(0.09)	—	—

Total Dividends	—		(0.24)	(0.10)	—

Net Asset Value, End of Period	$13.67		$11.84	$10.36	$10.49

Total Return(b)	15.46	%(c)	16.63%	(0.25)%	4.90	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$183,302		$224,382	$182,515	$169,075
Net Investment Income/(Loss)(d)	1.60%		1.85%	1.59%	1.68%
Expenses Before Reductions(d)(e)	0.77%		0.78%	0.79%	0.84%
Expenses Net of Reductions(d)	0.77%		0.78%	0.79%	0.84%
Portfolio Turnover Rate	10	%(c)	18%	20%	25	%(c)

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $4 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,438 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding was $4.1 million as of June 30, 2013. The monthly average gross notional amount for these contracts was $4.2 million for the period ended June 30, 2013.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$20,297

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

14

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$608,163	$(14,216)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Russell 1000 Value Index Fund	0.44%	0.84%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $1,599 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$179,215,633	$—	$—	$179,215,633
Securities Held as Collateral for Securities on Loan	—	2,014,884	—	2,014,884
Unaffiliated Investment Company	167,743	—	—	167,743

Total Investment Securities	179,383,376	2,014,884	—	181,398,260

Other Financial Instruments:*
Futures Contracts	(20,297)	—	—	(20,297)

Total Investments	$179,363,079	$2,014,884	$—	$181,377,963

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Russell 1000 Value Index Fund	$21,912,998	$91,654,462

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $146,521,276. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$37,611,595
Unrealized depreciation	(2,734,611)

Net unrealized appreciation depreciation	$34,876,984

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Russell 1000 Value Index Fund	$2,772,256	$1,698,237	$4,470,493

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund	$5,588,381	$5,075,347	$—	$23,119,408	$33,783,136

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 13

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,136.70	$1.32	0.25%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,135.40	$2.65	0.50%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.55	$1.25	0.25%
AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.32	$2.51	0.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Information Technology	17.1%
Financials	15.8
Health Care	12.1
Consumer Discretionary	11.7
Energy	10.1
Consumer Staples	10.0
Industrials	9.6
Utilities	3.2
Materials	3.1
Telecommunication Services	2.7
Machinery	0.1

Total Common Stock	95.5
Unaffiliated Investment Company	4.4
Securities Held as Collateral for Securities on Loan	0.3

Total Investment Securities	100.2
Net other assets (liabilities)	(0.2)

Net Assets	100.0%

1

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (95.5%):
Aerospace & Defense (2.4%):
56,296	Boeing Co. (The)	$5,766,963
27,372	General Dynamics Corp.	2,144,049
64,868	Honeywell International, Inc.	5,146,627
7,429	L-3 Communications Holdings, Inc.	636,962
21,926	Lockheed Martin Corp.	2,378,094
19,389	Northrop Grumman Corp.	1,605,409
12,065	Precision Castparts Corp.	2,726,811
26,759	Raytheon Co.	1,769,305
11,185	Rockwell Collins, Inc.	709,241
22,909	Textron, Inc.	596,779
69,730	United Technologies Corp.	6,480,707

		29,960,947

Air Freight & Logistics (0.7%):
13,246	C.H. Robinson Worldwide, Inc.	745,882
17,060	Expeditors International of Washington, Inc.	648,451
24,296	FedEx Corp.	2,395,100
58,579	United Parcel Service, Inc., Class B	5,065,911

		8,855,344

Airlines (0.1%):
59,553	Southwest Airlines Co.	767,638

Auto Components (0.4%):
9,511	BorgWarner, Inc.*	819,373
23,973	Delphi Automotive plc	1,215,191
20,183	Goodyear Tire & Rubber Co.*	308,598
56,476	Johnson Controls, Inc.	2,021,276

		4,364,438

Automobiles (0.7%):
324,117	Ford Motor Co.	5,014,089
63,470	General Motors Co.*	2,114,186
18,480	Harley-Davidson, Inc.	1,013,074

		8,141,349

Beverages (2.2%):
13,265	Beam, Inc.	837,154
12,508	Brown-Forman Corp., Class B	844,915
315,791	Coca-Cola Co. (The)	12,666,378
21,239	Coca-Cola Enterprises, Inc.	746,763
12,706	Constellation Brands, Inc., Class A*	662,237
16,824	Dr Pepper Snapple Group, Inc.	772,726
12,948	Molson Coors Brewing Co., Class B	619,691
11,905	Monster Beverage Corp.*	723,467
127,497	PepsiCo, Inc.	10,427,981

		28,301,312

Biotechnology (1.9%):
16,089	Alexion Pharmaceuticals, Inc.*	1,484,049
61,833	Amgen, Inc.	6,100,444
19,571	Biogen Idec, Inc.*	4,211,679
34,391	Celgene Corp.*	4,020,652
125,761	Gilead Sciences, Inc.*	6,440,221
6,298	Regeneron Pharmaceuticals, Inc.*	1,416,294

		23,673,339

Building Products (0.0%):
29,466	Masco Corp.	574,292

Shares		Fair Value
Common Stocks, continued
Capital Markets (2.0%):
16,616	Ameriprise Financial, Inc.	$1,343,902
95,691	Bank of New York Mellon Corp. (The)	2,684,133
10,293	BlackRock, Inc., Class A+	2,643,757
90,757	Charles Schwab Corp. (The)	1,926,771
23,650	E*TRADE Financial Corp.*	299,409
11,394	Franklin Resources, Inc.	1,549,812
35,535	Goldman Sachs Group, Inc. (The)	5,374,669
36,660	Invesco, Ltd.	1,165,788
9,193	Legg Mason, Inc.	285,075
113,125	Morgan Stanley	2,763,644
17,951	Northern Trust Corp.	1,039,363
37,621	State Street Corp.	2,453,265
21,382	T. Rowe Price Group, Inc.	1,564,093

		25,093,681

Chemicals (2.3%):
17,176	Air Products & Chemicals, Inc.	1,572,806
5,434	Airgas, Inc.	518,730
4,889	CF Industries Holdings, Inc.	838,464
99,727	Dow Chemical Co. (The)	3,208,218
75,890	E.I. du Pont de Nemours & Co.	3,984,225
12,781	Eastman Chemical Co.	894,798
21,965	Ecolab, Inc.	1,871,198
11,224	FMC Corp.	685,337
6,708	International Flavor & Fragrances, Inc.	504,173
31,316	LyondellBasell Industries NV, Class A	2,074,998
44,014	Monsanto Co.	4,348,584
22,817	Mosaic Co. (The)	1,227,783
11,768	PPG Industries, Inc.	1,722,953
24,386	Praxair, Inc.	2,808,292
7,059	Sherwin Williams Co.	1,246,619
9,906	Sigma Aldrich Corp.	796,046

		28,303,224

Commercial Banks (2.8%):
57,853	BB&T Corp.	1,960,060
15,355	Comerica, Inc.	611,590
72,152	Fifth Third Bancorp	1,302,344
69,251	Huntington Bancshares, Inc.	545,698
75,983	KeyCorp	838,852
10,105	M&T Bank Corp.	1,129,234
43,461	PNC Financial Services Group, Inc.	3,169,176
116,575	Regions Financial Corp.	1,110,960
44,436	SunTrust Banks, Inc.	1,402,845
152,498	U.S. Bancorp	5,512,802
406,104	Wells Fargo & Co.	16,759,911
15,149	Zions Bancorp	437,503

		34,780,975

Commercial Services & Supplies (0.5%):
18,039	ADT Corp. (The)	718,854
8,233	Avery Dennison Corp.	352,043
8,554	Cintas Corp.	389,549
13,867	Iron Mountain, Inc.	369,001
16,560	Pitney Bowes, Inc.^	243,101
24,454	Republic Services, Inc.	829,969

Continued

2

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
7,114	Stericycle, Inc.*	$785,599
38,239	Tyco International, Ltd.	1,259,975
36,195	Waste Management, Inc.	1,459,744

		6,407,835

Communications Equipment (1.8%):
440,624	Cisco Systems, Inc.	10,711,569
6,504	F5 Networks, Inc.*	447,475
9,035	Harris Corp.	444,974
19,549	JDS Uniphase Corp.*	281,115
41,740	Juniper Networks, Inc.*	805,999
22,398	Motorola Solutions, Inc.	1,293,037
112	Nortel Networks Corp.*	1
142,455	QUALCOMM, Inc.	8,701,151

		22,685,321

Computers & Peripherals (3.7%):
77,389	Apple, Inc.	30,652,236
121,006	Dell, Inc.	1,615,430
173,208	EMC Corp.	4,091,173
159,004	Hewlett-Packard Co.	3,943,299
29,719	NetApp, Inc.*	1,122,784
20,062	SanDisk Corp.*	1,225,788
26,335	Seagate Technology plc	1,180,598
17,540	Western Digital Corp.	1,089,059

		44,920,367

Construction & Engineering (0.2%):
13,429	Fluor Corp.	796,474
10,784	Jacobs Engineering Group, Inc.*	594,522
17,538	Quanta Services, Inc.*	464,055

		1,855,051

Construction Materials (0.0%):
10,737	Vulcan Materials Co.	519,778

Consumer Finance (0.9%):
78,804	American Express Co.	5,891,386
48,163	Capital One Financial Corp.	3,025,118
40,434	Discover Financial Services	1,926,276
36,625	SLM Corp.	837,248

		11,680,028

Containers & Packaging (0.2%):
12,291	Ball Corp.	510,567
8,471	Bemis Co., Inc.	331,555
14,590	MeadWestvaco Corp.	497,665
13,602	Owens-Illinois, Inc.*	378,000
16,147	Sealed Air Corp.	386,721

		2,104,508

Distributors (0.1%):
12,777	Genuine Parts Co.	997,500

Diversified Consumer Services (0.1%):
—	Apollo Group, Inc., Class A*^	—
22,453	H&R Block, Inc.	623,071

		623,071

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (3.7%):
888,810	Bank of America Corp.	$11,430,097
250,877	Citigroup, Inc.	12,034,570
25,326	CME Group, Inc.	1,924,269
6,000	IntercontinentalExchange, Inc.*	1,066,560
311,623	JPMorgan Chase & Co.	16,450,578
24,326	Leucadia National Corp.	637,828
15,989	Moody’s Corp.	974,210
9,675	NASDAQ OMX Group, Inc. (The)	317,243
20,057	NYSE Euronext	830,360

		45,665,715

Diversified Telecommunication Services (2.4%):
443,565	AT&T, Inc.	15,702,201
50,215	CenturyLink, Inc.	1,775,100
82,103	Frontier Communications Corp.^	332,517
235,890	Verizon Communications, Inc.	11,874,703
48,936	Windstream Corp. ^	377,297

		30,061,818

Electric Utilities (1.7%):
40,073	American Electric Power Co., Inc.	1,794,469
58,186	Duke Energy Corp.	3,927,554
26,863	Edison International	1,293,722
14,691	Entergy Corp.	1,023,669
70,563	Exelon Corp.	2,178,985
34,481	FirstEnergy Corp.	1,287,521
35,010	NextEra Energy, Inc.	2,852,615
25,940	Northeast Utilities	1,089,999
20,496	Pepco Holdings, Inc.	413,199
9,081	Pinnacle West Capital Corp.	503,723
48,837	PPL Corp.	1,477,808
71,761	Southern Co. (The)	3,166,813

		21,010,077

Electrical Equipment (0.6%):
39,006	Eaton Corp. plc	2,566,985
59,268	Emerson Electric Co.	3,232,476
11,498	Rockwell Automation, Inc.	955,944
8,164	Roper Industries, Inc.	1,014,132

		7,769,537

Electronic Equipment, Instruments & Components (0.4%):
13,177	Amphenol Corp., Class A	1,027,015
121,618	Corning, Inc.	1,730,624
11,699	FLIR Systems, Inc.	315,522
15,129	Jabil Circuit, Inc.	308,329
11,386	Molex, Inc.^	334,065
34,251	TE Connectivity, Ltd.	1,559,791

		5,275,346

Energy Equipment & Services (1.7%):
36,428	Baker Hughes, Inc.	1,680,424
20,451	Cameron International Corp.*	1,250,783
5,717	Diamond Offshore Drilling, Inc.^	393,272
19,208	Ensco plc, Class A, ADR	1,116,369
19,552	FMC Technologies, Inc.*	1,088,655
76,844	Halliburton Co.	3,205,932

Continued

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
8,787	Helmerich & Payne, Inc.	$548,748
24,292	Nabors Industries, Ltd.	371,911
35,228	National-Oilwell Varco, Inc.	2,427,209
20,882	Noble Corp.	784,746
10,219	Rowan Cos. plc, Class A*	348,161
109,609	Schlumberger, Ltd.	7,854,581

		21,070,791

Food & Staples Retailing (2.3%):
36,003	Costco Wholesale Corp.	3,980,852
100,948	CVS Caremark Corp.	5,772,207
42,878	Kroger Co. (The)	1,481,006
19,879	Safeway, Inc.	470,337
48,932	Sysco Corp.	1,671,517
71,087	Walgreen Co.	3,142,045
135,076	Wal-Mart Stores, Inc.	10,061,811
28,439	Whole Foods Market, Inc.	1,464,040

		28,043,815

Food Products (1.6%):
54,336	Archer-Daniels-Midland Co.	1,842,534
14,740	Campbell Soup Co.	660,205
34,365	ConAgra Foods, Inc.	1,200,369
53,179	General Mills, Inc.	2,580,777
12,348	Hershey Co.	1,102,429
11,137	Hormel Foods Corp.	429,665
8,850	J.M. Smucker Co. (The)	912,878
20,922	Kellogg Co.	1,343,820
49,013	Kraft Foods Group, Inc., Class A	2,738,356
10,871	McCormick & Co.	764,884
16,694	Mead Johnson Nutrition Co.	1,322,666
147,123	Mondelez International, Inc., Class A	4,197,419
23,443	Tyson Foods, Inc., Class A	602,016

		19,698,018

Gas Utilities (0.1%):
9,764	AGL Resources, Inc.	418,485
16,993	ONEOK, Inc.	701,981

		1,120,466

Health Care Equipment & Supplies (1.7%):
44,683	Baxter International, Inc.	3,095,191
16,016	Becton, Dickinson & Co.	1,582,861
111,231	Boston Scientific Corp.*	1,031,111
6,171	C.R. Bard, Inc.	670,664
18,123	CareFusion Corp.*	667,833
38,777	Covidien plc	2,436,747
11,821	DENTSPLY International, Inc.	484,188
9,314	Edwards Lifesciences Corp.*	625,901
3,312	Intuitive Surgical, Inc.*	1,677,793
83,384	Medtronic, Inc.	4,291,774
23,363	St. Jude Medical, Inc.	1,066,054
23,689	Stryker Corp.	1,532,205
8,931	Varian Medical Systems, Inc.*	602,396
13,881	Zimmer Holdings, Inc.	1,040,242

		20,804,960

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services (1.9%):
31,186	Aetna, Inc.	$1,981,558
19,038	AmerisourceBergen Corp.	1,062,892
28,183	Cardinal Health, Inc.	1,330,238
23,518	CIGNA Corp.	1,704,820
6,978	DaVita, Inc.*	842,942
67,318	Express Scripts Holding Co.*	4,152,847
12,986	Humana, Inc.	1,095,759
7,657	Laboratory Corp. of America Holdings*	766,466
18,684	McKesson, Inc.	2,139,318
6,880	Patterson Cos., Inc.	258,688
13,013	Quest Diagnostics, Inc.	788,978
8,511	Tenet Healthcare Corp.*	392,357
84,097	UnitedHealth Group, Inc.	5,506,671
24,764	WellPoint, Inc.	2,026,686

		24,050,220

Health Care Technology (0.1%):
12,039	Cerner Corp.*	1,156,828

Hotels, Restaurants & Leisure (1.7%):
36,624	Carnival Corp.	1,255,837
2,552	Chipotle Mexican Grill, Inc.*	929,821
10,703	Darden Restaurants, Inc.	540,287
21,471	International Game Technology	358,780
19,752	Marriott International, Inc., Class A	797,388
82,657	McDonald’s Corp.	8,183,044
61,728	Starbucks Corp.	4,042,567
16,041	Starwood Hotels & Resorts Worldwide, Inc.	1,013,631
11,187	Wyndham Worldwide Corp.	640,232
6,583	Wynn Resorts, Ltd.	842,624
37,070	Yum! Brands, Inc.	2,570,434

		21,174,645

Household Durables (0.3%):
23,116	D.R. Horton, Inc.	491,908
9,008	Garmin, Ltd.^	325,729
5,587	Harman International Industries, Inc.	302,815
11,742	Leggett & Platt, Inc.	365,059
13,656	Lennar Corp.	492,162
23,787	Newell Rubbermaid, Inc.	624,409
28,120	PulteGroup, Inc.*	533,436
6,527	Whirlpool Corp.	746,429

		3,881,947

Household Products (2.1%):
10,855	Clorox Co. (The)	902,485
72,265	Colgate-Palmolive Co.	4,140,062
31,710	Kimberly-Clark Corp.	3,080,309
225,968	Procter & Gamble Co. (The)	17,397,276

		25,520,132

Independent Power Producers & Energy Traders (0.1%):
51,155	AES Corp. (The)	613,348
26,579	NRG Energy, Inc.	709,660

		1,323,008

Continued

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (2.3%):
52,352	3M Co.	$5,724,691
47,974	Danaher Corp.	3,036,754
852,511	General Electric Co.	19,769,731

		28,531,176

Insurance (4.3%):
28,046	ACE, Ltd.	2,509,556
38,417	AFLAC, Inc.	2,232,796
38,639	Allstate Corp. (The)	1,859,309
121,720	American International Group, Inc.*	5,440,884
25,487	Aon plc	1,640,088
6,348	Assurant, Inc.	323,177
150,405	Berkshire Hathaway, Inc., Class B*	16,833,328
21,368	Chubb Corp. (The)	1,808,801
12,146	Cincinnati Financial Corp.	557,501
40,787	Genworth Financial, Inc., Class A*	465,380
37,587	Hartford Financial Services Group, Inc. (The)	1,162,190
22,134	Lincoln National Corp.	807,227
25,335	Loews Corp.	1,124,874
45,383	Marsh & McLennan Cos., Inc.	1,811,689
90,281	MetLife, Inc.	4,131,259
22,761	Principal Financial Group, Inc.	852,399
45,696	Progressive Corp. (The)	1,161,592
38,421	Prudential Financial, Inc.	2,805,886
7,626	Torchmark Corp.^	496,758
31,035	Travelers Cos., Inc. (The)	2,480,317
22,008	UnumProvident Corp.	646,375
23,886	XL Group plc	724,224

		51,875,610

Internet & Catalog Retail (1.1%):
30,027	Amazon.com, Inc.*	8,338,197
7,683	Expedia, Inc.	462,132
4,629	Netflix, Inc.*	977,136
4,253	Priceline.com, Inc.*	3,517,784
9,102	TripAdvisor, Inc.*	554,039

		13,849,288

Internet Software & Services (2.2%):
14,630	Akamai Technologies, Inc.*	622,507
96,299	eBay, Inc.*	4,980,584
22,156	Google, Inc., Class A*	19,505,477
12,429	VeriSign, Inc.*	555,079
78,550	Yahoo!, Inc.*	1,972,391

		27,636,038

IT Services (3.6%):
53,597	Accenture plc, Class A	3,856,840
40,006	Automatic Data Processing, Inc.	2,754,813
24,868	Cognizant Technology Solutions Corp., Class A*	1,556,985
12,386	Computer Sciences Corp.	542,135
24,182	Fidelity National Information Services, Inc.	1,035,957
10,980	Fiserv, Inc.*	959,762
85,932	International Business Machines Corp.	16,422,464
8,620	MasterCard, Inc., Class A	4,952,190
26,703	Paychex, Inc.	975,194
23,337	SAIC, Inc.	325,084

Shares		Fair Value
Common Stocks, continued
IT Services, continued
13,472	Teradata Corp.*	$676,699
13,215	Total System Services, Inc.	323,503
41,785	Visa, Inc., Class A	7,636,209
45,933	Western Union Co.	785,914

		42,803,749

Leisure Equipment & Products (0.1%):
9,494	Hasbro, Inc.	425,616
28,477	Mattel, Inc.	1,290,293

		1,715,909

Life Sciences Tools & Services (0.5%):
28,401	Agilent Technologies, Inc.	1,214,427
14,206	Life Technologies Corp.*	1,051,386
9,230	PerkinElmer, Inc.	299,975
29,593	Thermo Fisher Scientific, Inc.	2,504,456
7,064	Waters Corp.*	706,753

		5,776,997

Machinery (1.7%):
54,208	Caterpillar, Inc.	4,471,617
14,549	Cummins, Inc.	1,577,985
31,993	Deere & Co.	2,599,431
14,107	Dover Corp.	1,095,550
11,790	Flowserve Corp.	636,778
34,158	Illinois Tool Works, Inc.	2,362,709
22,918	Ingersoll-Rand plc	1,272,407
8,735	Joy Global, Inc.	423,910
29,163	PACCAR, Inc.	1,564,887
9,199	Pall Corp.	611,090
12,305	Parker Hannifin Corp.	1,173,897
16,845	Pentair, Ltd., Registered Shares	971,788
4,793	Snap-On, Inc.	428,398
13,350	Stanley Black & Decker, Inc.	1,031,955
15,311	Xylem, Inc.	412,478

		20,634,880

Media (3.5%):
17,838	Cablevision Systems Corp., Class A	300,035
47,048	CBS Corp., Class B	2,299,236
217,085	Comcast Corp., Class A	9,091,520
46,051	DIRECTV, Inc., Class A*	2,837,663
20,171	Discovery Communications, Inc., Class A*	1,557,403
18,899	Gannett Co., Inc.	462,270
35,322	Interpublic Group of Cos., Inc. (The)	513,935
22,599	McGraw-Hill Cos., Inc. (The)	1,202,041
164,112	News Corp., Class A	5,350,051
21,320	Omnicom Group, Inc.	1,340,388
7,010	Scripps Networks Interactive, Class A	467,988
23,989	Time Warner Cable, Inc.	2,698,283
76,831	Time Warner, Inc.	4,442,368
36,782	Viacom, Inc., Class B	2,503,015
148,488	Walt Disney Co. (The)	9,377,017
372	Washington Post Co. (The), Class B	179,962

		44,623,175

Continued

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.5%):
88,313	Alcoa, Inc.	$690,608
8,946	Allegheny Technologies, Inc.	235,369
12,623	Cliffs Natural Resources, Inc.^	205,124
85,598	Freeport-McMoRan Copper & Gold, Inc.	2,363,361
40,994	Newmont Mining Corp.	1,227,770
26,201	Nucor Corp.	1,135,027
11,866	United States Steel Corp.^	208,011

		6,065,270

Multiline Retail (0.8%):
24,810	Dollar General Corp.*	1,251,168
18,455	Dollar Tree, Inc.*	938,252
7,858	Family Dollar Stores, Inc.	489,632
11,893	J.C. Penney Co., Inc.*^	203,132
16,799	Kohl’s Corp.	848,517
31,632	Macy’s, Inc.	1,518,337
12,261	Nordstrom, Inc.	734,924
52,907	Target Corp.	3,643,177

		9,627,139

Multi-Utilities (1.3%):
20,043	Ameren Corp.	690,281
35,332	CenterPoint Energy, Inc.	829,949
21,910	CMS Energy Corp.	595,295
24,149	Consolidated Edison, Inc.	1,408,128
47,628	Dominion Resources, Inc.	2,706,222
14,342	DTE Energy Co.	961,057
6,524	Integrys Energy Group, Inc.	381,850
25,727	NiSource, Inc.	736,821
36,456	PG&E Corp.	1,667,133
41,716	Public Service Enterprise Group, Inc.	1,362,445
11,502	SCANA Corp.	564,748
18,572	Sempra Energy	1,518,447
16,796	TECO Energy, Inc.	288,723
18,835	Wisconsin Energy Corp.	772,047
40,997	Xcel Energy, Inc.	1,161,855

		15,645,001

Office Electronics (0.1%):
101,239	Xerox Corp.	918,238

Oil, Gas & Consumable Fuels (8.4%):
41,345	Anadarko Petroleum Corp.	3,552,776
32,308	Apache Corp.	2,708,380
17,376	Cabot Oil & Gas Corp.	1,234,044
42,825	Chesapeake Energy Corp.^	872,774
159,863	Chevron Corp.	18,918,187
100,805	ConocoPhillips	6,098,703
18,857	CONSOL Energy, Inc.	511,025
30,716	Denbury Resources, Inc.*	532,001
31,131	Devon Energy Corp.	1,615,076
22,433	EOG Resources, Inc.	2,953,977
12,418	EQT Corp.	985,617
366,590	Exxon Mobil Corp.	33,121,406
24,625	Hess Corp.	1,637,316
52,091	Kinder Morgan, Inc.	1,987,272
58,440	Marathon Oil Corp.	2,020,855

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
26,778	Marathon Petroleum Corp.	$1,902,845
14,958	Murphy Oil Corp.	910,793
11,121	Newfield Exploration Co.*	265,681
29,611	Noble Energy, Inc.	1,777,844
66,423	Occidental Petroleum Corp.	5,926,924
22,176	Peabody Energy Corp.	324,657
51,054	Phillips 66	3,007,591
11,261	Pioneer Natural Resources Co.	1,630,030
14,786	QEP Resources, Inc.	410,755
13,445	Range Resources Corp.	1,039,567
28,982	Southwestern Energy Co.*	1,058,712
55,174	Spectra Energy Corp.	1,901,296
11,198	Tesoro Corp.	585,879
44,964	Valero Energy Corp.	1,563,398
56,287	Williams Cos., Inc. (The)	1,827,639
16,460	WPX Energy, Inc.*^	311,752

		103,194,772

Paper & Forest Products (0.1%):
36,677	International Paper Co.	1,625,158

Personal Products (0.2%):
35,709	Avon Products, Inc.	750,960
19,827	Estee Lauder Co., Inc. (The), Class A	1,304,022

		2,054,982

Pharmaceuticals (6.0%):
128,524	Abbott Laboratories	4,482,917
130,574	Abbvie, Inc.	5,397,929
10,538	Actavis, Inc.*	1,330,106
24,437	Allergan, Inc.	2,058,573
135,424	Bristol-Myers Squibb Co.	6,052,099
81,736	Eli Lilly & Co.	4,014,872
19,348	Forest Laboratories, Inc.*	793,268
13,604	Hospira, Inc.*	521,169
231,584	Johnson & Johnson Co.	19,883,802
248,958	Merck & Co., Inc.	11,564,099
31,420	Mylan, Inc.*	974,963
7,291	Perrigo Co.	882,211
550,537	Pfizer, Inc.	15,420,541
41,382	Zoetis, Inc.	1,278,301

		74,654,850

Professional Services (0.1%):
3,294	Dun & Bradstreet Corp.^	321,000
9,956	Equifax, Inc.	586,707
11,477	Robert Half International, Inc.	381,381

		1,289,088

Real Estate Investment Trusts (REITs) (2.0%):
32,607	American Tower Corp.	2,385,854
11,993	Apartment Investment & Management Co., Class A	360,270
10,027	AvalonBay Communities, Inc.	1,352,743
12,511	Boston Properties, Inc.	1,319,535
26,428	Equity Residential Property Trust	1,534,410
37,471	HCP, Inc.	1,702,682
23,451	Health Care REIT, Inc.	1,571,921

Continued

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
61,401	Host Hotels & Resorts, Inc.	$1,035,835
33,701	Kimco Realty Corp.	722,212
11,337	Macerich Co. (The)	691,217
13,426	Plum Creek Timber Co., Inc.	626,591
41,078	ProLogis, Inc.	1,549,462
11,903	Public Storage, Inc.	1,825,087
25,628	Simon Property Group, Inc.	4,047,173
24,171	Ventas, Inc.	1,678,918
14,025	Vornado Realty Trust	1,161,971
47,557	Weyerhaeuser Co.	1,354,899

		24,920,780

Real Estate Management & Development (0.0%):
25,019	CBRE Group, Inc.*	584,444

Road & Rail (0.9%):
84,258	CSX Corp.	1,953,943
9,084	Kansas City Southern Industries, Inc.	962,541
25,978	Norfolk Southern Corp.	1,887,302
4,283	Ryder System, Inc.	260,364
38,485	Union Pacific Corp.	5,937,465

		11,001,615

Semiconductors & Semiconductor Equipment (2.0%):
49,920	Advanced Micro Devices, Inc.*^	203,674
26,395	Altera Corp.	870,771
25,408	Analog Devices, Inc.	1,144,884
99,070	Applied Materials, Inc.	1,477,134
43,312	Broadcom Corp., Class A	1,462,213
5,478	First Solar, Inc.*	245,031
409,844	Intel Corp.	9,926,421
13,665	KLA-Tencor Corp.	761,550
13,416	Lam Research Corp.*	594,865
19,232	Linear Technology Corp.	708,507
45,214	LSI Corp.*	322,828
16,254	Microchip Technology, Inc.	605,462
84,930	Micron Technology, Inc.*	1,217,047
47,748	NVIDIA Corp.	669,904
15,652	Teradyne, Inc.*	275,006
91,447	Texas Instruments, Inc.	3,188,757
21,755	Xilinx, Inc.	861,716

		24,535,770

Software (3.3%):
41,384	Adobe Systems, Inc.*	1,885,455
18,566	Autodesk, Inc.*	630,130
10,921	BMC Software, Inc.*	492,974
27,268	CA, Inc.	780,683
15,428	Citrix Systems, Inc.*	930,771
24,952	Electronic Arts, Inc.*	573,147
23,012	Intuit, Inc.	1,404,422
619,671	Microsoft Corp.	21,397,240
302,936	Oracle Corp.	9,306,194
15,632	Red Hat, Inc.*	747,522
44,748	Salesforce.com, Inc.*	1,708,479

Shares		Fair Value
Common Stocks, continued
Software, continued
57,436	Symantec Corp.	$1,290,587

		41,147,604

Specialty Retail (2.2%):
6,460	Abercrombie & Fitch Co., Class A	292,315
3,184	AutoNation, Inc.*	138,154
2,996	AutoZone, Inc.*	1,269,375
18,022	Bed Bath & Beyond, Inc.*	1,277,760
22,136	Best Buy Co., Inc.	604,977
18,515	CarMax, Inc.*	854,652
9,812	GameStop Corp., Class A^	412,398
23,906	Gap, Inc. (The)	997,597
120,438	Home Depot, Inc. (The)	9,330,331
19,803	L Brands, Inc.	975,298
88,418	Lowe’s Cos., Inc.	3,616,296
9,108	O’Reilly Automotive, Inc.*	1,025,743
8,518	PetSmart, Inc.	570,621
18,123	Ross Stores, Inc.	1,174,552
54,739	Staples, Inc.	868,161
9,888	Tiffany & Co.	720,242
59,343	TJX Cos., Inc. (The)	2,970,711
9,086	Urban Outfitters, Inc.*	365,439

		27,464,622

Textiles, Apparel & Luxury Goods (0.7%):
23,167	Coach, Inc.	1,322,604
4,354	Fossil Group, Inc.*	449,812
59,671	Nike, Inc., Class B	3,799,849
6,682	PVH Corp.	835,584
5,022	Ralph Lauren Corp.	872,522
7,225	V.F. Corp.	1,394,859

		8,675,230

Thrifts & Mortgage Finance (0.1%):
39,097	Hudson City Bancorp, Inc.	358,129
27,854	People’s United Financial, Inc.	415,024

		773,153

Tobacco (1.6%):
165,608	Altria Group, Inc.	5,794,624
31,134	Lorillard, Inc.	1,359,933
134,843	Philip Morris International, Inc.	11,680,100
26,248	Reynolds American, Inc.	1,269,616

		20,104,273

Trading Companies & Distributors (0.2%):
22,265	Fastenal Co.	1,020,850
4,932	W.W. Grainger, Inc.	1,243,752

		2,264,602

Wireless Telecommunication Services (0.3%):
24,171	Crown Castle International Corp.*	1,749,738
248,827	Sprint Nextel Corp.*	1,746,766

		3,496,504

Total Common Stocks (Cost $824,750,601)		1,179,727,238

Continued

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.3%):
$3,838,988	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$3,838,988

Total Securities Held as Collateral for Securities on Loan (Cost $3,838,988)		3,838,988

Unaffiliated Investment Company (4.4%):
54,971,181	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	54,971,181

Total Unaffiliated Investment Company (Cost $54,971,181)		54,971,181

Total Investment Securities (Cost $883,560,770)(c) — 100.2%		1,238,537,407
Net other assets (liabilities) — (0.2)%		(2,487,279)

Net Assets — 100.0%		$1,236,050,128

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

*	Non-income producing security.

+	Affiliated Securities

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $3,719,533.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/23/13	701	$56,055,465	$(654,406)

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$881,586,405
Investments in affiliates, at cost	1,974,365

Total investment securities, at cost	$883,560,770

Investments in non-affiliates, at value*	$1,235,893,650
Investments in affiliates, at value	2,643,757

Total investment securities, at value	1,238,537,407
Interest and dividends receivable	1,460,097
Receivable for capital shares issued	741,010
Receivable for investments sold	145,954
Reclaims receivable	1,631
Prepaid expenses	7,075

Total Assets	1,240,893,174

Liabilities:
Payable for investments purchased	68,467
Payable for capital shares redeemed	25,560
Payable for collateral received on loaned securities	3,838,988
Payable for variation margin on futures contracts	255,865
Manager fees payable	173,715
Administration fees payable	39,896
Distribution fees payable	252,006
Custodian fees payable	2,948
Administrative and compliance services fees payable	7,830
Trustee fees payable	26,750
Licensing fees payable	100,512
Other accrued liabilities	50,509

Total Liabilities	4,843,046

Net Assets	$1,236,050,128

Net Assets Consist of:
Capital	$953,499,663
Accumulated net investment income/(loss)	25,459,620
Accumulated net realized gains/(losses) from investment transactions	(97,231,386)
Net unrealized appreciation/(depreciation) on investments	354,322,231

Net Assets	$1,236,050,128

Class 1
Net Assets	$16,580,040
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,466,095
Net Asset Value (offering and redemption price per share)	$11.31

Class 2
Net Assets	$1,219,470,088
Shares of beneficial interest (unlimited number of shares authorized, no par value)	108,529,019
Net Asset Value (offering and redemption price per share)	$11.24

*	Includes securities on loan of $3,719,533.

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$11,905,038
Dividends from affiliates	34,198
Income from securities lending	33,610
Foreign withholding tax	(2,890)

Total Investment Income	11,969,956

Expenses:
Manager fees	990,454
Administration fees	186,332
Distribution fees – Class 2	1,436,368
Custodian fees	19,936
Administrative and compliance services fees	12,693
Trustee fees	31,382
Professional fees	39,428
Shareholder reports	23,753
Licensing fees	119,310
Other expenses	14,177

Total expenses	2,873,833

Net Investment Income/(Loss)	9,096,123

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,073,746
Net realized gains/(losses) on futures contracts	5,655,815
Change in net unrealized appreciation/depreciation on investments	125,983,899

Net Realized/Unrealized Gains/(Losses) on Investments	133,713,460

Change in Net Assets Resulting From Operations	$142,809,583

See accompanying notes to the financial statements.

9

Statements of Changes in Net Assets

	AZL S&P 500 Index Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$9,096,123	$16,296,225
Net realized gains/(losses) on investment transactions	7,729,561	4,618,768
Change in unrealized appreciation/depreciation on investments	125,983,899	102,810,844

Change in net assets resulting from operations	142,809,583	123,725,837

Dividends to Shareholders:
From net investment income:
Class 1	—	(187,650)
Class 2	—	(10,467,318)

Change in net assets resulting from dividends to shareholders	—	(10,654,968)

Capital Transactions:
Class 1
Proceeds from shares issued	1,232,595	1,630,983
Proceeds from dividends reinvested	—	187,650
Value of shares redeemed	(1,511,363)	(2,366,566)

Total Class 1	(278,768)	(547,933)

Class 2
Proceeds from shares issued	109,483,356	217,127,383
Proceeds from dividends reinvested	—	10,467,318
Value of shares redeemed	(50,644,544)	(51,817,713)

Total Class 2	58,838,812	175,776,988

Change in net assets resulting from capital transactions	58,560,044	175,229,055

Change in net assets	201,369,627	288,299,924
Net Assets:
Beginning of period	1,034,680,501	746,380,577

End of period	$1,236,050,128	$1,034,680,501

Accumulated net investment income/(loss)	$25,459,620	$16,363,497

Share Transactions:
Class 1
Shares issued	113,733	168,979
Dividends reinvested	—	18,878
Shares redeemed	(137,922)	(246,733)

Total Class 1 Shares	(24,189)	(58,876)

Class 2
Shares issued	10,083,543	22,883,498
Dividends reinvested	—	1,058,374
Shares redeemed	(4,593,809)	(5,447,314)

Total Class 2 Shares	5,489,734	18,494,558

Change in shares	5,465,545	18,435,682

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$9.95		$8.71	$8.68	$7.71	$6.16		$9.86

Investment Activities:
Net Investment Income/(Loss)	0.10		0.19 (a)	0.16 (a)	0.14 (a)	0.13	(a)	0.18 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	1.26		1.17	— (b)	0.98	1.45		(3.87)

Total from Investment Activities	1.36		1.36	0.16	1.12	1.58		(3.69)

Dividends to Shareholders From:
Net Investment Income	—		(0.12)	(0.13)	(0.13)	(0.03)		(0.01)
Net Realized Gains	—		—	—	(0.02)	—		— (b)

Total Dividends	—		(0.12)	(0.13)	(0.15)	(0.03)		(0.01)

Net Asset Value, End of Period	$11.31		$9.95	$8.71	$8.68	$7.71		$6.16

Total Return(c)	13.67	%(d)	15.66%	1.88%	14.75%	25.69%		(37.46)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$16,580		$14,828	$13,488	$15,506	$14,462		$11,158
Net Investment Income/(Loss)(e)	1.81%		2.00%	1.79%	1.79%	2.06%		2.67%
Expenses Before Reductions(e)(f)	0.25%		0.26%	0.27%	0.29%	0.30%		0.37%
Expenses Net of Reductions(e)	0.25%		0.26%	0.26%	0.24%	0.24%		0.26%
Portfolio Turnover Rate(g)	1	%(d)	3%	2%	14%	16	%(h)	82%

(a)	Average shares method used in calculation.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 37%.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008
	(Unaudited)
Class 2
Net Asset Value, Beginning of Period	$9.90		$8.67	$8.65	$7.68	$6.15		$9.86

Investment Activities:
Net Investment Income/(Loss)	0.07		0.17 (a)	0.14 (a)	0.12 (a)	0.12	(a)	0.16 (a)
Net Realized and Unrealized Gains/(Losses) on Investments	1.27		1.17	(0.01)	0.98	1.44		(3.87)

Total from Investment Activities	1.37		1.34	0.13	1.10	1.56		(3.71)

Dividends to Shareholders From:
Net Investment Income	—		(0.11)	(0.11)	(0.11)	(0.03)		— (b)
Net Realized Gains	—		—	—	(0.02)	—		— (b)

Total Dividends	—		(0.11)	(0.11)	(0.13)	(0.03)		— (b)

Net Asset Value, End of Period	$11.24		$9.90	$8.67	$8.65	$7.68		$6.15

Total Return(c)	13.54	%(d)	15.42%	1.55%	14.57%	25.36%		(37.62)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,219,471		$1,019,853	$732,892	$594,350	$707,448		$245,652
Net Investment Income/(Loss)(e)	1.56%		1.77%	1.56%	1.51%	1.78%		2.29%
Expenses Before Reductions(e)(f)	0.50%		0.51%	0.52%	0.54%	0.54%		0.65%
Expenses Net of Reductions(e)	0.50%		0.51%	0.51%	0.49%	0.49%		0.51%
Portfolio Turnover Rate(g)	1	%(d)	3%	2%	14%	16	%(h)	82%

(a)	Average shares method used in calculation.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(h)	Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after a fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 37%.

See accompanying notes to the financial statements.

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $8 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $3,321 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding was $56.1 million as of June 30, 2013. The monthly average gross notional amount for these contracts was $43.9 million for the period ended June 30, 2013.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$654,406

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$5,655,815	$(577,084)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.46%
AZL S&P 500 Index Fund Class 2	0.17%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2013	Expires 12/31/2014	Total
AZL S&P 500 Index Fund	$270,682	$53,390	$324,072

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $7,620 was paid from the Fund relating to these fees and expenses.

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,179,727,238	$—	$—	$1,179,727,238
Securities Held as Collateral for Securities on Loan	—	3,838,988	—	3,838,988
Unaffiliated Investment Company	54,971,181	—	—	54,971,181

Total Investment Securities	1,234,698,419	3,838,988	—	1,238,537,407

Other Financial Instruments:*
Future Contracts	(654,406)	—	—	(654,406)

Total Investments	$1,234,044,013	$3,838,988	$—	$1,237,883,001

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

16

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$79,760,864	$14,103,176

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $896,052,382. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$365,047,704
Unrealized depreciation	(22,562,679)

Net unrealized appreciation depreciation	$342,485,025

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2016
AZL S&P 500 Index Fund	$92,530,247

During the year ended December 31, 2012, the Fund utilized $4,541,273 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL S&P 500 Index Fund	$10,654,968	$—	$10,654,968

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL S&P 500 Index Fund	$16,200,070	$—	$(92,530,247)	$216,071,059	$139,740,882

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

17

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Schroder Emerging Markets Equity Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 9

Other Information Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Schroder Emerging Markets Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Schroder Emerging Markets Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Schroder Emerging Markets Equity Fund, Class 1	$1,000.00	$894.40	$6.06	1.29%
AZL Schroder Emerging Markets Equity Fund, Class 2	$1,000.00	$894.10	$7.23	1.54%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Schroder Emerging Markets Equity Fund, Class 1	$1,000.00	$1,018.40	$6.46	1.29%
AZL Schroder Emerging Markets Equity Fund, Class 2	$1,000.00	$1,017.16	$7.70	1.54%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Republic of Korea (South)	17.8%
Hong Kong	11.4
Brazil	10.6
Russian Federation	7.9
Taiwan	7.6
India	6.8
Thailand	5.8
Mexico	5.3
China	4.7
Malaysia	4.0
All other countries	17.4

Total Common Stock and Preferred Stock	99.3
Securities Held as Collateral for Securities on Loan	1.6
Unaffiliated Investment Company	0.4

Total Investment Securities	101.3
Net other assets (liabilities)	(1.3)

Net Assets	100.0%

1

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Airlines (0.3%):
219,474	Turk Hava Yollari Anonim Ortakligi	$851,756

Auto Components (0.5%):
34,030	Hankook Tire Co., Ltd.	1,573,521

Automobiles (4.9%):
1,866,000	Brilliance China Automotive Holdings, Ltd.*	2,073,248
39,788	Hyundai Motor Co.	7,817,901
110,701	Mahindra & Mahindra, Ltd.	1,807,479
422,740	Tata Motors, Ltd.	1,984,752
26,019	Tata Motors, Ltd., ADR	609,885

		14,293,265

Beverages (3.0%):
85,993	Companhia de Bebidas das Americas, Preferred Shares, ADR	3,211,839
46,348	Fomento Economico Mexicano SAB de C.V., ADR	4,782,651
72,000	Tsingtao Brewery Co., Ltd., Class H*	514,083

		8,508,573

Chemicals (3.7%):
936,588	Alfa SAB de C.V., Class A	2,252,710
19,368	LG Chem, Ltd.	4,266,686
458,392	Mexichem SAB de C.V.	1,901,136
980,700	PTT Global Chemical pcl	2,165,848

		10,586,380

Commercial Banks (22.9%):
63,642	Absa Group, Ltd.	953,406
216,543	Banco Bradesco SA, ADR	2,817,224
487,000	Bangkok Bank Public Co., Ltd.	3,239,776
10,556,832	China Construction Bank	7,415,602
1,749,000	Chinatrust Financial Holding Co., Ltd.	1,078,310
1,032,600	CIMB Group Holdings Berhad	2,675,916
253,473	Commercial International Bank Egypt SAE	1,038,958
86,290	DGB Financial Group, Inc.	1,176,821
450,327	Grupo Financiero Banorte SA de C.V.	2,690,470
76,030	Hana Financial Holdings	2,199,548
380,473	HDFC Bank, Ltd.	4,286,005
4,008	ICICI Bank, Ltd., ADR	153,306
200,247	ICICI Bank, Ltd.	3,605,652
6,117,385	Industrial & Commercial Bank of China	3,823,473
353,087	Itau Unibanco Banco Multiplo SA, ADR	4,561,885
797,900	Kasikornbank Public Co., Ltd.	4,862,376
3,725	Komercni Banka AS	691,399
44,248	OTP Bank Nyrt	929,183
158,721	Powszechna Kasa Oszczednosci Bank Polski SA*	1,701,167
2,171,500	PT Bank Mandiri Tbk	1,958,040
444,000	Public Bank Berhad	2,374,904
2,013,396	Sberbank of Russia	5,661,196
52,800	Shinhan Financial Group Co., Ltd.	1,733,376
260,749	Turkiye Garanti Bankasi AS	1,135,319
309,314	Turkiye Halk Bankasi AS	2,615,108

		65,378,420

Communications Equipment (0.9%):
446,000	AAC Technologies Holdings, Inc.	2,508,876

Shares		Fair Value
Common Stocks, continued
Computers & Peripherals (0.4%):
123,565	Asustek Computer, Inc.	$1,057,312

Construction & Engineering (0.9%):
47,670	Hyundai Engineering & Construction Co., Ltd.	2,325,320
8,662	OCI NV*	233,896

		2,559,216

Construction Materials (0.8%):
869,500	PT Semen Gresik (Persero) Tbk	1,487,953
713,427	Taiwan Cement Corp.	875,061

		2,363,014

Distributors (0.2%):
753,000	Dah Chong Hong Holdings, Ltd.^	599,565

Diversified Banks (0.6%):
16,675	Sberbank of Russia, ADR	190,124
611,647	Turkiye Vakiflar Bankasi T.A.O., Class D	1,520,380

		1,710,504

Diversified Financial Services (0.7%):
29,770	Ayala Corp.	397,135
338,463	Haci Omer Sabanci Holding AS	1,782,510

		2,179,645

Electrical Equipment (0.3%):
323,000	Zhuzhou CSR Times Electric Co., Ltd.	810,073

Electronic Equipment & Instruments (0.3%):
51,000	Tpk Holding Co., Ltd.*	811,784

Electronic Equipment, Instruments & Components (0.9%):
1,078,741	Hon Hai Precision Industry Co., Ltd.	2,652,227

Food & Staples Retailing (1.9%):
29,912	Jeronimo Martins SGPS SA	629,547
10,012	Magnit OJSC, Registered Shares, GDR	568,757
11,537	Magnit OJSC	2,576,206
93,921	Raia Drogasil SA	910,162
47,643	Shoprite Holdings, Ltd.	893,174

		5,577,846

Food Products (0.8%):
28,490	BRF-Brasil Foods SA	615,645
82,149	BRF-Brasil Foods SA, ADR	1,783,454

		2,399,099

Health Care Equipment & Supplies (0.6%):
42,900	Mindray Medical International, Ltd., ADR^	1,606,605

Hotels, Restaurants & Leisure (0.7%):
578,600	Genting Berhard	1,900,957

Household Products (1.2%):
6,844	LG Household & Health Care, Ltd.	3,335,745

Independent Power Producers & Energy Traders (0.7%):
822,000	China Resources Power Holdings Co.	1,958,902

Industrial Conglomerates (1.1%):
7,692	Industries Qatar Q.S.C.	334,930
669,300	Sime Darby Berhad	2,015,154
40,400	SM Investments Corp.	993,093

		3,343,177

Continued

2

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance (3.8%):
838,000	AIA Group, Ltd.	$3,521,864
1,920,000	Cathay Financial Holding Co., Ltd.	2,604,155
1,241,600	China Pacific Insurance Group Co., Ltd., Class H	3,931,256
7,901	Powszechny Zaklad Ubezpieczen SA	974,380

		11,031,655

Internet Software & Services (4.4%):
11,248	Baidu, Inc., ADR*	1,063,273
13,635	Baidu, Inc., ADR*	1,288,917
44,576	Mail.ru Group, Ltd., GDR	1,276,851
4,097	Mail.ru Group, Ltd., Registered Shares, GDR	117,356
191,800	Tencent Holdings, Ltd.	7,548,813
42,204	Yandex NV*	1,166,096

		12,461,306

IT Services (0.8%):
88,061	Tata Consultancy Services, Ltd.	2,249,289

Machinery (0.8%):
116,578	Iochpe-Maxion SA	1,268,197
399,799	Weichai Power Co., Ltd., Class H ^	1,166,456

		2,434,653

Media (1.7%):
73,210	Cheil Worldwide, Inc.*	1,571,738
198,700	Cyfrowy Polsat SA*	1,108,812
28,976	Naspers, Ltd.	2,132,519

		4,813,069

Metals & Mining (1.4%):
150,500	Gerdau SA, ADR	859,355
13,631	Grupo Mexico SAB de C.V., Series B	39,456
7,525	KGHM Polska Miedz SA	272,592
210,900	Vale SA, ADR ^	2,773,335

		3,944,738

Multiline Retail (1.9%):
76,300	Almacenes Exito SA	1,271,435
22,083	Hyundai Department Store Co., Ltd.	2,887,819
53,200	Lojas Renner SA	1,523,986

		5,683,240

Oil, Gas & Consumable Fuels (10.8%):
6,912,400	China Petroleum & Chemical Corp. (Sinopec), H Shares	4,829,043
2,376,000	CNOOC, Ltd.	3,991,401
119,960	LUKOIL, ADR	6,915,694
3,450	LUKOIL, Sponsored ADR	196,818
2,522	Novatek OAO, GDR	299,678
7,728	Novatek OAO, Registered Shares, GDR	918,285
356,682	OAO Gazprom, GDR*	2,343,401
34,701	Petroleo Brasileiro SA, ADR	465,687
47,704	Petroleo Brasileiro SA, Class A, ADR	699,341
300,700	PTT pcl	3,234,608
80,247	Reliance Industries, Ltd.	1,164,742
25,096	Sasol, Ltd.	1,091,327
18,008	SK Energy Co., Ltd.	2,120,770
31,600	Ultrapar Participacoes SA, ADR	756,504

Shares or Principal Amount		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
93,742	Ultrapar Participacoes SA	$2,238,295

		31,265,594

Personal Products (1.1%):
305,500	Hengan International Group Co., Ltd.	3,321,741

Pharmaceuticals (1.3%):
212,848	Lupin, Ltd.	2,792,621
4,985	Richter Gedeon Nyrt.	747,383

		3,540,004

Real Estate Management & Development (3.1%):
2,266,100	Ayala Land, Inc.	1,581,873
198,900	BR Malls Participacoes SA	1,778,599
182,614	BR Properties SA	1,551,114
1,216,000	China Overseas Land & Investment, Ltd.	3,156,109
208,000	Hang Lung Properties, Ltd.	722,158

		8,789,853

Semiconductors & Semiconductor Equipment (10.9%):
221,000	MediaTek, Inc.	2,555,084
310,000	Radiant Opto-Electronics Corp.*	1,009,828
13,573	Samsung Electronics Co., Ltd.	15,932,456
149,770	SK Hynix, Inc.*	4,083,792
2,108,110	Taiwan Semiconductor Manufacturing Co., Ltd.	7,630,519

		31,211,679

Specialty Retail (0.4%):
73,106	Cia. Hering	1,033,183

Tobacco (0.3%):
145,981	ITC, Ltd.	794,508

Transportation Infrastructure (0.9%):
321,856	Companhia de Concessoes Rodoviarias	2,562,153

Wireless Telecommunication Services (7.0%):
332,500	Advanced Info Service pcl	2,993,390
167,171	America Movil SAB de C.V., Series L, ADR	3,635,969
1,220,400	Axiata Group Berhad	2,539,654
398,000	China Mobile, Ltd.	4,136,521
61,500	Mobile TeleSystems OJSC, ADR	1,164,810
252,288	Mobile TeleSystems OJSC	1,948,279
411,000	Taiwan Mobile Co., Ltd.	1,619,938
358,155	Turkcell Iletisim Hizmetleri AS*	2,076,430

		20,114,991

Total Common Stocks (Cost $251,024,822)		283,818,118

Preferred Stock (0.4%):
Metals & Mining (0.4%):
83,900	Vale SA, Preferred Shares, ADR	1,020,224

Total Preferred Stock (Cost $767,685)		1,020,224

Securities Held as Collateral for Securities on Loan (1.6%):
$4,559,998	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	4,559,998

Total Securities Held as Collateral for Securities on Loan (Cost $4,559,998)		4,559,998

Continued

3

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Unaffiliated Investment Company (0.4%):
$1,047,917	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(b)	$1,047,917

Total Unaffiliated Investment Company (Cost $1,047,917)		1,047,917

Total Investment Securities (Cost $257,400,422)(c) — 101.3%		290,446,257
Net other assets (liabilities) — (1.3)%		(3,725,698)

Net Assets — 100.0%		$286,720,559

Percentages indicated are based on net assets as of June 30, 2013.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $4,439,017.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2013:

Country	Percentage
Belize	0.5%
Brazil	10.4
British Virgin Islands	0.5
Cayman Islands	3.4
China	4.7
Colombia	0.4
Czech Republic	0.2
Egypt	0.4
Hong Kong	11.2
Hungary	0.6
India	6.7
Indonesia	1.2
Malaysia	4.0
Mexico	5.3
Netherlands	0.5
Philippines	1.0
Poland	1.4
Portugal	0.2
Qatar	0.1
Republic of Korea (South)	17.5
Russian Federation	7.8
South Africa	1.7
Switzerland	1.4
Taiwan	7.5
Thailand	5.7
Turkey	3.4
United States	2.3

100.0%

See accompanying notes to the financial statements.

4

AZL Schroder Emerging Markets Equity Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$257,400,422

Investment securities, at value*	$290,446,257
Interest and dividends receivable	1,145,040
Foreign currency, at value (cost $496,307)	496,833
Receivable for capital shares issued	77
Receivable for investments sold	1,892,863
Reclaims receivable	27,226
Prepaid expenses	2,018

Total Assets	294,010,314

Liabilities:
Payable for investments purchased	2,229,043
Payable for capital shares redeemed	97,670
Payable for collateral received on loaned securities	4,559,998
Manager fees payable	260,160
Administration fees payable	12,125
Distribution fees payable	53,720
Custodian fees payable	37,403
Administrative and compliance services fees payable	2,081
Trustee fees payable	7,109
Other accrued liabilities	30,446

Total Liabilities	7,289,755

Net Assets	$286,720,559

Net Assets Consist of:
Capital	$249,326,336
Accumulated net investment income/(loss)	4,232,834
Accumulated net realized gains/(losses) from investment transactions	126,232
Net unrealized appreciation/(depreciation) on investments	33,035,157

Net Assets	$286,720,559

Class 1
Net Assets	$30,829,218
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,283,267
Net Asset Value (offering and redemption price per share)	$7.20

Class 2
Net Assets	$255,891,341
Shares of beneficial interest (unlimited number of shares authorized, no par value)	35,651,816
Net Asset Value (offering and redemption price per share)	$7.18

*	Includes securities on loan of $4,439,017.

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$4,790,691
Income from securities lending	13,165
Foreign withholding tax	(368,589)

Total Investment Income	4,435,267

Expenses:
Manager fees	1,962,045
Administration fees	64,157
Distribution fees – Class 2	355,432
Custodian fees	224,287
Administrative and compliance services fees	3,179
Trustee fees	7,902
Professional fees	10,383
Shareholder reports	16,578
Other expenses	5,392

Total expenses before reductions	2,649,355
Less expenses voluntarily waived/reimbursed by the Manager	(239,275)
Less expenses paid indirectly	(185)

Net expenses	2,409,895

Net Investment Income/(Loss)	2,025,372

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,837,439
Change in net unrealized appreciation/depreciation on investments	(43,591,139)

Net Realized/Unrealized Gains/(Losses) on Investments	(36,753,700)

Change in Net Assets Resulting From Operations	$(34,728,328)

See accompanying notes to the financial statements.

5

Statements of Changes in Net Assets

	AZL Schroder Emerging Markets Equity Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,025,372	$2,498,797
Net realized gains/(losses) on investment transactions	6,837,439	(1,336,865)
Change in unrealized appreciation/depreciation on investments	(43,591,139)	60,159,191

Change in net assets resulting from operations	(34,728,328)	61,321,123

Dividends to Shareholders:
From net investment income:
Class 1	—	(372,725)
Class 2	—	(2,215,049)
From net realized gains:
Class 1	—	(1,900,382)
Class 2	—	(15,446,612)

Change in net assets resulting from dividends to shareholders	—	(19,934,768)

Capital Transactions:
Class 1
Proceeds from shares issued	266,411	601,535
Proceeds from dividends reinvested	—	2,273,107
Value of shares redeemed	(2,684,468)	(4,573,382)

Total Class 1	(2,418,057)	(1,698,740)

Class 2
Proceeds from shares issued	9,411,920	23,787,747
Proceeds from dividends reinvested	—	17,661,661
Value of shares redeemed	(21,409,674)	(45,423,879)

Total Class 2	(11,997,754)	(3,974,471)

Change in net assets resulting from capital transactions	(14,415,811)	(5,673,211)

Change in net assets	(49,144,139)	35,713,144
Net Assets:
Beginning of period	335,864,698	300,151,554

End of period	$286,720,559	$335,864,698

Accumulated net investment income/(loss)	$4,232,834	$2,207,462

Share Transactions:
Class 1
Shares issued	33,608	75,488
Dividends reinvested	—	308,427
Shares redeemed	(344,854)	(595,141)

Total Class 1 Shares	(311,246)	(211,226)

Class 2
Shares issued	1,220,296	3,122,831
Dividends reinvested	—	2,396,426
Shares redeemed	(2,772,246)	(5,949,153)

Total Class 2 Shares	(1,551,950)	(429,896)

Change in shares	(1,863,196)	(641,122)

See accompanying notes to the financial statements.

6

AZL Schroder Emerging Markets Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Class 1
Net Asset Value, Beginning of Period	$8.05		$7.08	$8.76	$7.84	$4.56	$13.77

Investment Activities:
Net Investment Income/(Loss)	0.06		0.08	0.12	0.10 (a)	0.06 (a)	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	(0.91)		1.39	(1.61)	0.88	3.24	(6.38)

Total from Investment Activities	(0.85)		1.47	(1.49)	0.98	3.30	(6.35)

Dividends to Shareholders From:
Net Investment Income	—		(0.08)	(0.08)	(0.06)	(0.02)	(0.04)
Net Realized Gains	—		(0.42)	(0.11)	—	—	(2.82)

Total Dividends	—		(0.50)	(0.19)	(0.06)	(0.02)	(2.86)

Net Asset Value, End of Period	$7.20		$8.05	$7.08	$8.76	$7.84	$4.56

Total Return(b)	(10.56	)%(c)	21.52%	(17.09)%	12.61%	72.46%	(51.82)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$30,829		$36,970	$34,046	$47,962	$49,392	$34,118
Net Investment Income/(Loss)(d)	1.49%		0.99%	1.28%	1.19%	0.99%	0.78%
Expenses Before Reductions(d)(e)	1.44%		1.43%	1.45%	1.45%	1.54%	1.70%
Expenses Net of Reductions(d)	1.29%		1.28%	1.25%	1.17%	1.26%	1.41%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.29%		1.28%	1.25%	1.17%	1.26%	1.42%
Portfolio Turnover Rate(g)	26	%(c)	51%	66%	101%	100%	159%

(a)	Average shares method used in calculation.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

7

AZL Schroder Emerging Markets Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Class 2
Net Asset Value, Beginning of Period	$8.03		$7.07	$8.74	$7.82	$4.56	$13.76

Investment Activities:
Net Investment Income/(Loss)	0.05		0.05	0.09	0.08 (a)	0.04 (a)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(0.90)		1.39	(1.59)	0.89	3.23	(6.38)

Total from Investment Activities	(0.85)		1.44	(1.50)	0.97	3.27	(6.36)

Dividends to Shareholders From:
Net Investment Income	—		(0.06)	(0.06)	(0.05)	(0.01)	(0.02)
Net Realized Gains	—		(0.42)	(0.11)	—	—	(2.82)

Total Dividends	—		(0.48)	(0.17)	(0.05)	(0.01)	(2.84)

Net Asset Value, End of Period	$7.18		$8.03	$7.07	$8.74	$7.82	$4.56

Total Return(b)	(10.59	)%(c)	21.04%	(17.27)%	12.40%	71.78%	(51.89)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$255,891		$298,895	$266,106	$376,825	$373,541	$187,058
Net Investment Income/(Loss)(d)	1.24%		0.74%	1.03%	0.91%	0.68%	0.86%
Expenses Before Reductions(d)(e)	1.69%		1.68%	1.70%	1.70%	1.79%	1.95%
Expenses Net of Reductions(d)	1.54%		1.53%	1.50%	1.42%	1.51%	1.66%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.54%		1.53%	1.50%	1.42%	1.51%	1.67%
Portfolio Turnover Rate(g)	26	%(c)	51%	66%	101%	100%	159%

(a)	Average shares method used in calculation.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

8

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Schroder Emerging Markets Equity Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

9

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $7 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $1,332 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund did not enter into any futures contracts. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Schroder Investment Management North America Inc. (“Schroder”), Schroder provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

10

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit
AZL Schroder Emerging Markets Equity Fund Class 1	1.23%	1.40%
AZL Schroder Emerging Markets Equity Fund Class 2	1.23%	1.65%

*	The Manager voluntarily reduced the management fee to 1.08% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2013, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $2,284 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

11

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy. The valuation of these international equity securities may represent a transfer between valuation input levels.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks:
Automobiles	$609,885	$13,683,380	$—	$14,293,265
Beverages	7,994,490	514,083	—	8,508,573
Chemicals	4,153,846	6,432,534	—	10,586,380
Commercial Banks	10,222,885	55,155,535	—	65,378,420
Food & Staples Retailing	3,486,368	2,091,478	—	5,577,846
Food Products	2,399,099	—	—	2,399,099
Health Care Equipment & Supplies	1,606,605	—	—	1,606,605
Internet Software & Services	3,518,286	8,943,020	—	12,461,306
Machinery	1,268,197	1,166,456	—	2,434,653
Metals & Mining	3,672,146	272,592	—	3,944,738
Multiline Retail	2,795,421	2,887,819	—	5,683,240
Oil, Gas & Consumable Fuels	14,337,207	16,928,387	—	31,265,594
Real Estate Management & Development	3,329,713	5,460,140	—	8,789,853
Specialty Retail	1,033,183	—	—	1,033,183
Transportation Infrastructure	2,562,153	—	—	2,562,153
Wireless Telecommunication Services	6,749,058	13,365,933	—	20,114,991
All Other Common Stocks+	—	87,178,219	—	87,178,219
Preferred Stock+	1,020,224	—	—	1,020,224
Securities Held as Collateral for Securities on Loan	—	4,559,998	—	4,559,998
Unaffiliated Investment Company	1,047,917	—	—	1,047,917

Total Investment Securities	$71,806,683	$218,639,574	$—	$290,446,257

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

The only transfers between levels as of June 30, 2013 are related to the use of the systematic valuation model to value international equity securities in the Fund.

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder Emerging Markets Equity Fund	$83,150,454	$95,985,807

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

12

AZL Schroder Emerging Markets Equity Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $259,802,635. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$47,561,538
Unrealized depreciation	(16,917,916)

Net unrealized appreciation depreciation	$30,643,622

As of the latest tax year ended December 31, 2012, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL Schroder Emerging Markets Equity Fund	$4,237,791	$—	$4,237,791

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Schroder Emerging Markets Equity Fund	$2,587,811	$17,346,957	$19,934,768

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Schroder Emerging Markets Equity Fund	$2,457,694	$—	$(4,237,791)	$73,902,648	$72,122,551

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2013

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing cost only. Therefore, the examples are useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that if the expenses that apply to subaccounts of the insurance contracts were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Small Cap Stock Index Fund	$1,000.00	$1,159.80	$3.21	0.60%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period 1/1/13 - 6/30/13*	Annualized Expense Ratio During Period 1/1/13 - 6/30/13
AZL Small Cap Stock Index Fund	$1,000.00	$1,021.82	$3.01	0.60%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Financials	20.4%
Information Technology	17.1
Consumer Discretionary	16.4
Industrials	15.9
Health Care	11.1
Materials	5.7
Energy	4.7
Consumer Staples	4.0
Utilities	3.7
Telecommunication Services	0.4

Total Common Stock	99.4
Securities Held as Collateral for Securities on Loan	6.3
Unaffiliated Investment Company	0.5
Right	— ^

Total Investment Securities	106.2
Net other assets (liabilities)	(6.2)

Net Assets	100.0%

^	Amount represents less than 0.05%.

1

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (2.1%):
20,863	AAR Corp.	$458,569
10,013	Aerovironment, Inc.*	202,062
4,084	American Science & Engineering, Inc.	228,704
10,527	Cubic Corp.	506,349
24,573	Curtiss-Wright Corp.	910,676
9,009	Engility Holdings, Inc.*	256,036
31,764	Gencorp, Inc.*^	516,483
23,779	Moog, Inc., Class A*	1,225,332
2,567	National Presto Industries, Inc.	184,901
31,493	Orbital Sciences Corp.*	547,033
19,607	Teledyne Technologies, Inc.*	1,516,601

		6,552,746

Air Freight & Logistics (0.6%):
13,559	Atlas Air Worldwide Holdings*	593,342
15,843	Forward Air Corp.	606,470
18,577	Hub Group, Inc., Class A*	676,574

		1,876,386

Airlines (0.4%):
7,913	Allegiant Travel Co.	838,699
27,245	SkyWest, Inc.	368,897

		1,207,596

Application Software (0.1%):
16,629	Tangoe, Inc.*	256,585

Auto Components (0.5%):
14,228	Dorman Products, Inc.	649,224
10,106	Drew Industries, Inc.	397,368
16,739	Spartan Motors, Inc.	102,443
10,361	Standard Motor Products, Inc.	355,797
12,182	Superior Industries International, Inc.	209,652

		1,714,484

Automobiles (0.1%):
14,704	Winnebago Industries, Inc.*	308,637

Beverages (0.2%):
4,407	Boston Beer Co., Inc. (The), Class A*^	752,010

Biotechnology (1.0%):
21,293	Acorda Therapeutics, Inc.*	702,456
31,083	ArQule, Inc.*	72,113
34,212	Cubist Pharmaceuticals, Inc.*	1,652,440
13,550	Emergent Biosolutions, Inc.*	195,391
24,001	Momenta Pharmaceuticals, Inc.*	361,455
27,551	Spectrum Pharmaceuticals, Inc.^	205,530

		3,189,385

Building Products (1.3%):
40,867	A.O. Smith Corp.	1,482,654
9,760	AAON, Inc.	322,861
15,095	Apogee Enterprises, Inc.	362,280
15,111	Gibraltar Industries, Inc.*	220,016
23,577	Griffon Corp.	265,241
19,469	Quanex Building Products Corp.	327,858
21,156	Simpson Manufacturing Co., Inc.	622,410
10,396	Universal Forest Products, Inc.	415,008

		4,018,328

Shares		Fair Value
Common Stocks, continued
Capital Markets (1.6%):
10,753	Calamos Asset Management, Inc., Class A	$112,907
22,328	Financial Engines, Inc.	1,017,934
17,198	HFF, Inc., Class A	305,608
19,534	Investment Technology Group, Inc.*	273,085
8,332	Piper Jaffray Cos., Inc.*	263,375
111,047	Prospect Capital Corp.^	1,199,307
31,024	Stifel Financial Corp.*	1,106,625
14,951	SWS Group, Inc.*	81,483
3,039	Virtus Investment Partners, Inc.*	535,685

		4,896,009

Chemicals (2.5%):
15,518	A. Schulman, Inc.	416,193
12,778	American Vanguard Corp.	299,389
15,576	Balchem Corp.	697,026
28,402	Calgon Carbon Corp.*	473,745
26,404	H.B. Fuller Co.	998,335
4,829	Hawkins, Inc.	190,214
11,526	Innophos Holdings, Inc.	543,681
10,879	Koppers Holdings, Inc.	415,360
17,041	Kraton Performance Polymers, Inc.*	361,269
9,901	LSB Industries, Inc.*	301,089
16,785	OM Group, Inc.*	518,992
52,140	PolyOne Corp.	1,292,029
6,900	Quaker Chemical Corp.	427,869
9,278	Stepan Co.	515,950
12,695	Tredegar Corp.	326,262
11,904	Zep, Inc.	188,440

		7,965,843

Commercial Banks (6.8%):
15,773	Bank of the Ozarks, Inc.	683,444
9,185	Banner Corp.	310,361
41,463	BBCN Bancorp, Inc.	589,604
41,518	Boston Private Financial Holdings, Inc.	441,752
8,226	City Holding Co.	320,403
26,786	Columbia Banking System, Inc.	637,775
20,998	Community Bank System, Inc.	647,788
46,284	CVB Financial Corp.	544,300
76,107	F.N.B. Corp.	919,373
36,982	First Bancorp*	261,833
51,417	First Commonwealth Financial Corp.	378,943
30,377	First Financial Bancorp	452,617
15,722	First Financial Bankshares, Inc.^	875,087
39,412	First Midwest Bancorp, Inc.	540,733
37,801	Glacier Bancorp, Inc.	838,804
16,597	Hanmi Financial Corp.*	293,269
24,207	Home Bancshares, Inc.	628,656
12,008	Independent Bank Corp.	414,276
28,762	MB Financial, Inc.	770,822
61,897	National Penn Bancshares, Inc.	628,874
22,995	NBT Bancorp, Inc.	486,804
53,205	Old National Bancorp	735,825
20,648	PacWest Bancorp^	632,861
17,348	Pinnacle Financial Partners, Inc.*	446,017
33,003	PrivateBancorp, Inc.	699,994

Continued

2

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
15,555	S & T Bancorp, Inc.	$304,878
8,706	Simmons First National Corp., Class A	227,140
16,262	Sterling Bancorp	188,964
97,844	Susquehanna Bancshares, Inc.	1,257,294
7,684	Taylor Capital Group, Inc.*	129,783
21,402	Texas Capital Bancshares, Inc.*	949,392
6,068	Tompkins Financial Corp.	274,213
17,020	UMB Financial Corp.	947,503
58,758	Umpqua Holdings Corp.	881,958
15,971	United Bankshares, Inc.^	422,433
24,282	United Community Banks, Inc.*	301,582
32,607	Wilshire Bancorp, Inc.	215,858
19,440	Wintrust Financial Corp.	744,163

		21,025,376

Commercial Services & Supplies (3.0%):
26,721	ABM Industries, Inc.	654,932
4,298	Consolidated Graphics, Inc.*	202,049
12,211	Encore Capital Group, Inc.*	404,306
10,267	G & K Services, Inc., Class A	488,709
37,568	Geo Group, Inc. (The)	1,275,435
35,910	Healthcare Services Group, Inc.	880,513
17,511	Higher One Holdings, Inc.*^	203,828
30,229	Interface, Inc.	512,986
20,121	Mobile Mini, Inc.*	667,011
8,870	Portfolio Recovery Associates, Inc.*	1,362,699
20,758	Sykes Enterprises, Inc.*	327,146
34,077	Tetra Tech, Inc.*	801,150
7,878	UniFirst Corp.	718,867
21,288	United Stationers, Inc.	714,212
10,677	Viad Corp.	261,800

		9,475,643

Communications Equipment (1.8%):
60,022	Arris Group, Inc.*	861,316
5,387	Bel Fuse, Inc., Class B	72,455
8,449	Black Box Corp.	213,929
16,858	Calamp Corp.*	246,127
8,595	Comtech Telecommunications Corp.	231,120
13,678	Digi International, Inc.*	128,163
59,484	Harmonic, Inc.*	377,723
28,444	Ixia*	523,370
20,221	NETGEAR, Inc.*	617,549
9,989	Oplink Communications, Inc.*	173,509
9,020	PC-Tel, Inc.	76,490
10,745	Procera Networks, Inc.*	147,529
21,546	Symmetricom, Inc.*	96,742
21,501	ViaSat, Inc.*	1,536,460

		5,302,482

Computers & Peripherals (0.7%):
16,047	Avid Technology, Inc.*	94,356
24,367	Electronics for Imaging, Inc.*	689,342
29,529	Intermec, Inc.*	290,270
12,528	Intevac, Inc.*	70,908
46,754	QLogic Corp.*	446,968

Shares		Fair Value
Common Stocks, continued
Computers & Peripherals, continued
13,888	Super Micro Computer, Inc.*	$147,768
17,053	Synaptics, Inc.*	657,565

		2,397,177

Construction & Engineering (0.9%):
20,543	Aegion Corp.*	462,422
19,467	Comfort Systems USA, Inc.	290,448
17,342	Dycom Industries, Inc.*	401,294
35,215	Emcor Group, Inc.	1,431,490
14,312	Orion Marine Group, Inc.*	173,032

		2,758,686

Construction Materials (0.3%):
38,389	Headwaters, Inc.*	339,359
11,042	Texas Industries, Inc.*^	719,276

		1,058,635

Consumer Finance (0.7%):
14,976	Cash America International, Inc.	680,809
25,033	EZCORP, Inc., Class A*	422,557
14,091	First Cash Financial Services, Inc.*	693,418
6,478	World Acceptance Corp.*	563,197

		2,359,981

Containers & Packaging (0.1%):
16,179	Myers Industries, Inc.	242,847

Distributors (0.5%):
24,494	Pool Corp.	1,283,730
10,265	VOXX International Corp.*	125,952

		1,409,682

Diversified Consumer Services (0.9%):
9,247	American Public Education, Inc.*	343,619
5,863	Capella Education Co.*	244,194
27,219	Career Education Corp.*	78,935
14,726	Coinstar, Inc.*^	863,974
41,677	Corinthian Colleges, Inc.*	93,356
32,960	Hillenbrand, Inc.	781,482
8,282	ITT Educational Services, Inc.*^	202,081
12,006	Lincoln Educational Services Corp.	63,272
11,076	Universal Technical Institute, Inc.	114,415

		2,785,328

Diversified Financial Services (0.5%):
21,409	Interactive Brokers Group, Inc., Class A	341,902
19,683	MarketAxess Holdings, Inc.	920,180
18,882	ViewPoint Financial Group	392,934

		1,655,016

Diversified Telecommunication Services (0.3%):
4,941	Atlantic Tele-Network, Inc.	245,370
15,392	Cbeyond, Inc.*	120,673
109,223	Cincinnati Bell, Inc.*	334,223
17,018	General Communication, Inc., Class A*	133,251
7,908	Lumos Networks Corp.	135,227

		968,744

Electric Utilities (1.1%):
18,856	ALLETE, Inc.	939,971
21,106	El Paso Electric Co.	745,253

Continued

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
26,698	UIL Holdings Corp.	$1,021,198
21,757	UNS Energy Corp.	973,191

		3,679,613

Electrical Equipment (1.8%):
13,373	AZZ, Inc.	515,663
23,105	Belden CDT, Inc.	1,153,633
24,410	Brady Corp., Class A	750,119
9,744	Encore Wire Corp.	332,270
25,251	EnerSys	1,238,309
20,409	Franklin Electric Co., Inc.	686,763
28,419	II-VI, Inc.*	462,093
4,775	Powell Industries, Inc.*	246,629
9,661	Vicor Corp.*	66,178

		5,451,657

Electronic Equipment, Instruments & Components (4.4%):
7,563	Agilysys, Inc.*	85,386
14,160	Anixter International, Inc.*	1,073,471
7,544	Badger Meter, Inc.	336,085
28,671	Benchmark Electronics, Inc.*	576,287
21,513	Checkpoint Systems, Inc.*	305,269
21,207	Cognex Corp.	958,981
12,776	Coherent, Inc.	703,574
17,686	CTS Corp.	241,237
19,594	Daktronics, Inc.	201,034
9,554	DTS, Inc.*	196,621
13,120	Electro Scientific Industries, Inc.	141,171
8,955	FARO Technologies, Inc.*	302,858
20,238	FEI Co.	1,477,172
22,855	Insight Enterprises, Inc.*	405,448
11,602	Littlelfuse, Inc.	865,625
8,213	Measurement Specialties, Inc.*	382,151
16,946	Mercury Computer Systems, Inc.*	156,242
18,496	Methode Electronics, Inc.	314,617
8,301	MTS Systems Corp.	469,837
20,518	Newport Corp.*	285,816
9,838	OSI Systems, Inc.*	633,764
10,183	Park Electrochemical Corp.	244,494
17,904	Plexus Corp.*	535,151
12,422	RadiSys Corp.*	59,750
14,849	Rofin-Sinar Technologies, Inc.*	370,334
8,964	Rogers Corp.*	424,176
14,639	ScanSource, Inc.*	468,448
13,904	SYNNEX Corp.*	587,861
27,906	TTM Technologies, Inc.*	234,410

		13,037,270

Energy Equipment & Services (2.5%):
14,426	Basic Energy Services, Inc.*^	174,410
18,970	Bristow Group, Inc.	1,239,120
10,031	Era Group, Inc.*	262,311
34,471	Exterran Holdings, Inc.*	969,325
6,780	Geospace Technologies Corp.*	468,362
7,562	Gulf Island Fabrication, Inc.	144,812
16,905	Hornbeck Offshore Services, Inc.*	904,418

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
63,430	ION Geophysical Corp.*	$381,849
17,771	Lufkin Industries, Inc.	1,572,200
13,686	Matrix Service Co.*	213,228
10,027	SEACOR Holdings, Inc.	832,742
16,537	Tesco Corp.*	219,115
41,100	TETRA Technologies, Inc.*	421,686

		7,803,578

Food & Staples Retailing (0.6%):
9,131	Andersons, Inc. (The)	485,678
20,113	Casey’s General Stores, Inc.	1,209,998
6,450	Nash Finch Co.	141,965
11,578	Spartan Stores, Inc.	213,498

		2,051,139

Food Products (2.5%):
27,740	B&G Foods, Inc.	944,547
6,694	Calavo Growers, Inc.^	182,010
7,341	Cal-Maine Foods, Inc.	341,430
62,023	Darling International, Inc.*	1,157,349
11,750	Diamond Foods, Inc.*^	243,813
24,793	Hain Celestial Group, Inc.*	1,610,801
7,801	J & J Snack Foods Corp.	606,918
10,510	Sanderson Farms, Inc.	698,074
4,108	Seneca Foods Corp., Class A*	126,033
25,411	Snyders-Lance, Inc.	721,927
19,017	TreeHouse Foods, Inc.*	1,246,374

		7,879,276

Gas Utilities (1.9%):
15,937	Laclede Group, Inc. (The)	727,683
21,925	New Jersey Resources Corp.	910,545
14,147	Northwest Natural Gas Co.	600,965
39,745	Piedmont Natural Gas Co., Inc.^	1,340,995
16,855	South Jersey Industries, Inc.	967,646
24,311	Southwest Gas Corp.	1,137,513

		5,685,347

Health Care Equipment & Supplies (3.5%):
10,908	Abaxis, Inc.	518,239
18,511	ABIOMED, Inc.*	399,097
37,659	Align Technology, Inc.*	1,394,890
6,432	Analogic Corp.	468,443
11,360	Cantel Medical Corp.	384,763
14,561	CONMED Corp.	454,886
13,107	CryoLife, Inc.	82,050
12,476	Cyberonics, Inc.*	648,253
9,755	Cynosure, Inc., Class A*	253,435
12,551	Greatbatch, Inc.*	411,547
26,803	Haemonetics Corp.*	1,108,304
6,736	ICU Medical, Inc.*	485,396
10,612	Integra LifeSciences Holdings*	388,718
15,286	Invacare Corp.	219,507
21,772	Meridian Bioscience, Inc.^	468,098
21,023	Merit Medical Systems, Inc.*	234,406
15,928	Natus Medical, Inc.*	217,417
11,803	Neogen Corp.*	655,775

Continued

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
23,219	NuVasive, Inc.*	$575,599
6,373	Surmodics, Inc.*	127,524
19,579	Symmetry Medical, Inc.*	164,855
18,147	West Pharmaceutical Services, Inc.	1,275,008

		10,936,210

Health Care Providers & Services (3.1%):
18,368	Air Methods Corp.	622,308
4,433	Almost Family, Inc.	84,227
16,480	Amedisys, Inc.*^	191,498
24,174	AMN Healthcare Services, Inc.*	346,172
16,795	AmSurg Corp.*	589,505
12,785	Bio-Reference Laboratories, Inc.*^	367,569
28,555	Centene Corp.*	1,497,994
9,904	Chemed Corp.	717,346
6,256	CorVel Corp.*	183,113
16,331	Cross Country Healthcare, Inc.*	84,268
9,295	Ensign Group, Inc. (The)	327,370
15,203	Gentiva Health Services, Inc.*	151,422
18,199	Hanger Orthopedic Group, Inc.*	575,634
17,901	Healthways, Inc.*	311,119
8,802	IPC The Hospitalist Co.*	452,071
28,381	Kindred Healthcare, Inc.*	372,643
4,998	Landauer, Inc.	241,453
7,758	LHC Group, Inc.*	151,902
14,219	Magellan Health Services, Inc.*	797,402
15,259	Molina Healthcare, Inc.*	567,330
6,316	MWI Veterinary Supply, Inc.*	778,383
15,529	PharMerica Corp.*	215,232

		9,625,961

Health Care Technology (0.7%):
5,472	Computer Programs & Systems, Inc.	268,894
10,493	HealthStream, Inc.*	265,683
12,001	Medidata Solutions, Inc.*	929,477
18,032	Omnicell, Inc.*	370,558
20,935	Quality Systems, Inc.	391,694

		2,226,306

Hotels, Restaurants & Leisure (3.4%):
633	Biglari Holdings, Inc.*	259,783
13,013	BJ’s Restaurants, Inc.*	482,782
29,669	Boyd Gaming Corp.*^	335,260
9,844	Buffalo Wild Wings, Inc.*	966,287
8,778	CEC Entertainment, Inc.	360,249
12,482	Cracker Barrel Old Country Store, Inc.	1,181,546
8,534	DineEquity, Inc.	587,737
20,464	Interval Leisure Group, Inc.	407,643
23,343	Jack in the Box, Inc.*	917,146
9,825	Marcus Corp.	124,974
15,397	Marriott Vacations Worldwide Corp.*	665,766
5,088	Monarch Casino & Resort, Inc.*	85,784
15,161	Multimedia Games, Inc.*	395,247
8,580	Papa John’s International, Inc.*	560,875
30,649	Pinnacle Entertainment, Inc.*	602,866
6,766	Red Robin Gourmet Burgers*	373,348

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
30,026	Ruby Tuesday, Inc.*	$277,140
18,906	Ruth’s Hospitality Group, Inc.	228,195
29,613	SHFL Entertainment, Inc.*	524,446
27,720	Sonic Corp.*	403,603
30,439	Texas Roadhouse, Inc.	761,584

		10,502,261

Household Durables (1.7%):
16,758	American Greetings Corp., Class A	305,331
5,617	Blyth, Inc.^	78,413
13,661	Ethan Allen Interiors, Inc.^	393,437
16,746	Helen of Troy, Ltd.*	642,544
13,947	iRobot Corp.*	554,672
27,486	La-Z-Boy, Inc.	557,141
12,693	M/I Homes, Inc.*	291,431
16,507	Meritage Corp.*	715,744
24,204	Ryland Group, Inc. (The)	970,581
75,846	Standard Pacific Corp.*	631,797
7,915	Universal Electronics, Inc.*	222,649

		5,363,740

Household Products (0.2%):
22,159	Central Garden & Pet Co., Class A*	152,897
7,635	WD-40 Co.	415,955

		568,852

Human Resource & Employment Services (0.1%):
11,023	Wageworks, Inc.*	379,742

Industrial Conglomerates (0.1%):
6,661	Standex International Corp.	351,368

Insurance (2.3%):
9,660	Amerisafe, Inc.	312,887
10,203	eHealth, Inc.*	231,812
15,039	Employers Holdings, Inc.	367,704
20,837	Horace Mann Educators Corp.	508,006
6,052	Infinity Property & Casualty Corp.	361,668
24,581	Meadowbrook Insurance Group, Inc.	197,385
21,197	National Financial Partners Corp.*	536,496
5,567	Navigators Group, Inc.*	317,542
32,434	ProAssurance Corp.	1,691,757
8,938	RLI Corp.	682,953
6,735	Safety Insurance Group, Inc.	326,715
29,148	Selective Insurance Group, Inc.	670,987
10,791	Stewart Information Services Corp.	282,616
20,508	Tower Group International, Ltd.	420,619
11,423	United Fire Group, Inc.	283,633

		7,192,780

Internet & Catalog Retail (0.2%):
6,497	Blue Nile, Inc.*	245,456
15,033	Nutri/System, Inc.	177,089
10,513	PetMed Express, Inc.^	132,464

		555,009

Internet Software & Services (2.1%):
21,525	Blucora, Inc.*	399,074
17,059	comScore, Inc.*	416,069

Continued

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
22,844	DealerTrack Holdings, Inc.*	$809,363
26,369	Dice Holdings, Inc.*	242,858
18,524	Digital River, Inc.*	347,695
22,658	j2 Global, Inc.^	963,191
12,953	Liquidity Services, Inc.*^	449,081
25,989	LivePerson, Inc.*	232,732
11,486	LogMeIn, Inc.*	280,948
30,987	NIC, Inc.	512,215
11,958	OpenTable, Inc.*^	764,714
17,605	Perficient, Inc.*	234,851
13,472	QuinStreet, Inc.*^	116,263
7,299	Stamps.com, Inc.*	287,508
48,587	United Online, Inc.	368,289
13,500	XO Group, Inc.*	151,200

		6,576,051

IT Services (1.7%):
12,107	CACI International, Inc., Class A*^	768,673
23,546	Cardtronics, Inc.*	649,870
35,829	CIBER, Inc.*	119,669
17,835	CSG Systems International, Inc.*	387,019
13,880	Exlservice Holdings, Inc.*	410,293
7,000	Forrester Research, Inc.	256,830
19,070	Heartland Payment Systems, Inc.^	710,358
16,055	iGATE Corp.*	263,623
17,922	Maximus, Inc.	1,334,830
11,490	TeleTech Holdings, Inc.*	269,211
10,792	Virtusa Corp.*	239,151

		5,409,527

Leisure Equipment & Products (0.8%):
6,902	Arctic Cat, Inc.	310,452
47,462	Brunswick Corp.	1,516,410
37,358	Callaway Golf Co.	245,816
11,139	JAKKS Pacific, Inc.^	125,314
10,144	Sturm, Ruger & Co., Inc.^	487,318

		2,685,310

Life Sciences Tools & Services (0.7%):
37,196	Affymetrix, Inc.*^	165,150
15,755	Cambrex Corp.*	220,097
19,873	Luminex Corp.*	409,583
29,829	PAREXEL International Corp.*	1,370,344

		2,165,174

Machinery (3.3%):
38,403	Actuant Corp., Class A	1,266,147
15,281	Albany International Corp., Class A	503,967
11,041	Astec Industries, Inc.	378,596
24,542	Barnes Group, Inc.	736,015
25,290	Briggs & Stratton Corp.	500,742
9,220	CIRCOR International, Inc.	468,929
10,962	EnPro Industries, Inc.*	556,431
13,881	ESCO Technologies, Inc.	449,467
32,805	Federal Signal Corp.*	287,044
15,150	John Bean Technologies Corp.	318,302
16,905	Kaydon Corp.	465,733

Shares		Fair Value
Common Stocks, continued
Machinery, continued
6,750	Lindsay Corp.^	$506,115
8,955	Lydall, Inc.*	130,743
14,757	Mueller Industries, Inc.	744,195
9,662	Tennant Co.	466,385
28,103	Titan International, Inc.	474,098
30,175	Toro Co.	1,370,246
14,845	Watts Water Technologies, Inc., Class A	673,072

		10,296,227

Media (0.8%):
14,009	Arbitron, Inc.	650,718
13,417	Digital Generation, Inc.*^	98,883
15,544	E.W. Scripps Co. (The), Class A*	242,176
22,771	Harte-Hanks, Inc.	195,831
75,623	Live Nation, Inc.*	1,172,156

		2,359,764

Metals & Mining (1.4%):
8,862	A.M. Castle & Co.*^	139,665
71,644	AK Steel Holding Corp.*^	217,798
13,395	AMCOL International Corp.	424,488
27,005	Century Aluminum Co.*	250,606
33,584	Globe Specialty Metals, Inc.	365,058
6,459	Haynes International, Inc.	309,192
8,634	Kaiser Aluminum Corp.	534,790
10,774	Materion Corp.	291,868
4,812	Olympic Steel, Inc.	117,894
16,031	RTI International Metals, Inc.*	444,219
61,991	Stillwater Mining Co.*^	665,783
36,739	SunCoke Energy, Inc.*	515,081

		4,276,442

Multiline Retail (0.2%):
17,751	Fred’s, Inc.	274,963
22,395	Tuesday Morning Corp.*	232,236

		507,199

Multi-Utilities (0.5%):
31,447	Avista Corp.	849,698
19,884	NorthWestern Corp.	793,372

		1,643,070

Oil, Gas & Consumable Fuels (2.2%):
17,541	Approach Resources, Inc.*^	430,982
23,584	C&J Energy Services, Inc.*^	456,822
19,293	Carrizo Oil & Gas, Inc.*	546,571
31,931	Cloud Peak Energy, Inc.*	526,223
23,585	Comstock Resources, Inc.	370,992
6,709	Contango Oil & Gas Co.	226,429
62,596	Forest Oil Corp.*	256,018
36,131	Gulfport Energy Corp.*	1,700,686
31,150	Northern Oil & Gas, Inc.*^	415,541
15,917	PDC Energy, Inc.*	819,407
28,902	Penn Virginia Corp.*^	135,839
30,035	PetroQuest Energy, Inc.*	118,939
32,606	Pioneer Energy Services Corp.*	215,852
26,232	Stone Energy Corp.*	577,892
22,781	Swift Energy Co.*	273,144

		7,071,337

Continued

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (1.4%):
20,655	Buckeye Technologies, Inc.	$765,061
11,656	Clearwater Paper Corp.*	548,531
5,743	Deltic Timber Corp.	332,060
20,452	KapStone Paper & Packaging Corp.	821,762
8,358	Neenah Paper, Inc.	265,534
22,530	P.H. Glatfelter Co.	565,503
16,467	Schweitzer-Mauduit International, Inc.	821,374
24,399	Wausau Paper Corp.	278,149

		4,397,974

Personal Products (0.4%):
8,537	Inter Parfums, Inc.	243,475
6,346	Medifast, Inc.*	163,473
26,844	Prestige Brands Holdings, Inc.*	782,234

		1,189,182

Pharmaceuticals (2.1%):
35,819	Akorn, Inc.*	484,273
5,903	Hi-Tech Pharmacal Co., Inc.	195,980
34,156	Impax Laboratories, Inc.*	681,412
29,385	Medicines Co. (The)*	903,883
30,719	Questcor Pharmaceuticals, Inc.	1,396,486
27,340	Salix Pharmaceuticals, Ltd.*	1,808,540
34,274	ViroPharma, Inc.*	981,950

		6,452,524

Professional Services (1.1%):
7,340	CDI Corp.	103,934
6,924	Exponent, Inc.	409,278
8,716	Heidrick & Struggles International, Inc.	145,732
11,535	Insperity, Inc.	349,511
14,263	Kelly Services, Inc., Class A	249,175
25,562	Korn/Ferry International*	479,032
26,491	Navigant Consulting, Inc.*	317,892
23,212	On Assignment, Inc.*	620,224
21,372	Resources Connection, Inc.	247,915
21,359	Trueblue, Inc.*	449,606

		3,372,299

Real Estate Investment Trusts (REITs) (7.5%):
28,908	Acadia Realty Trust	713,739
26,420	Associated Estates Realty Corp.^	424,834
28,670	Cedar Shopping Centers, Inc.	148,511
43,515	Colonial Properties Trust	1,049,582
11,231	Coresite Realty Corp.	357,258
55,100	Cousins Properties, Inc.	556,510
102,572	DiamondRock Hospitality, Co.	955,971
15,879	EastGroup Properties, Inc.	893,511
24,684	EPR Properties	1,240,865
45,756	Franklin Street Properties Corp.	603,979
14,037	Getty Realty Corp.	289,864
28,693	Government Properties Income Trust	723,637
47,438	Healthcare Realty Trust, Inc.	1,209,669
45,429	Inland Real Estate Corp.	464,284
45,149	Kite Realty Group Trust	272,248
50,132	LaSalle Hotel Properties	1,238,260
96,592	Lexington Realty Trust^	1,128,195
17,958	LTC Properties, Inc.	701,260

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
78,748	Medical Properties Trust, Inc.	$1,127,671
22,417	Mid-America Apartment Communities, Inc.	1,519,199
22,031	Parkway Properties, Inc.	369,240
32,817	Pennsylvania Real Estate Investment Trust^	619,585
28,642	Post Properties, Inc.	1,417,493
9,453	PS Business Parks, Inc.	682,223
19,602	Sabra Health Care REIT, Inc.	511,808
6,758	Saul Centers, Inc.	300,461
16,481	Sovran Self Storage, Inc.	1,067,804
49,538	Tanger Factory Outlet Centers, Inc.	1,657,542
6,520	Universal Health Realty Income Trust	281,208
13,353	Urstadt Biddle Properties, Inc., Class A	269,330

		22,795,741

Real Estate Management & Development (0.1%):
18,224	Forestar Group, Inc.*	365,573

Road & Rail (0.9%):
12,549	Arkansas Best Corp.	288,000
23,984	Heartland Express, Inc.	332,658
31,050	Knight Transportation, Inc.	522,261
37,072	Old Dominion Freight Line, Inc.*	1,542,936

		2,685,855

Semiconductors & Semiconductor Equipment (3.8%):
19,177	Advanced Energy Industries, Inc.*	333,872
16,768	ATMI, Inc.*	396,563
34,924	Brooks Automation, Inc.	339,811
12,174	Cabot Microelectronics Corp.*	401,864
11,595	CEVA, Inc.*	224,479
33,270	Cirrus Logic, Inc.*^	577,567
12,080	Cohu, Inc.	151,000
18,854	Diodes, Inc.*	489,638
11,722	DSP Group, Inc.*	97,410
46,945	Entropic Communications, Inc.*	200,455
24,274	Exar Corp.*	261,431
62,602	GT Advanced Technologies, Inc.*^	259,798
14,246	Hittite Microwave Corp.*	826,268
32,187	Kopin Corp.*	119,414
39,483	Kulicke & Soffa Industries, Inc.*	436,682
24,746	Micrel, Inc.	244,490
48,758	Microsemi Corp.*	1,109,245
27,821	MKS Instruments, Inc.	738,370
17,188	Monolithic Power Systems, Inc.	414,403
11,109	Nanometrics, Inc.*	162,969
11,099	Pericom Semiconductor Corp.*	79,025
15,214	Power Integrations, Inc.	617,080
8,913	Rubicon Technology, Inc.*^	71,393
17,243	Rudolph Technologies, Inc.*	193,122
17,784	Sigma Designs, Inc.*	89,809
20,434	STR Holdings, Inc.*	46,385
5,426	Supertex, Inc.	129,736
27,698	Tessera Technologies, Inc.	576,118
85,708	TriQuint Semiconductor, Inc.*	593,956
14,574	Ultratech, Inc.*	535,157
20,552	Veeco Instruments, Inc.*^	727,952
13,152	Volterra Semiconductor Corp.*	185,706

		11,631,168

Continued

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software (2.5%)
23,958	Blackbaud, Inc.	$780,312
18,884	Bottomline Technologies, Inc.*	477,576
16,924	Ebix, Inc.^	156,716
17,016	EPIQ Systems, Inc.	229,206
8,046	Interactive Intelligence Group*	415,174
10,215	Manhattan Associates, Inc.*	788,189
4,684	MicroStrategy, Inc., Class A*	407,321
20,069	Monotype Imaging Holdings, Inc.	509,953
18,689	NetScout Systems, Inc.*	436,201
28,943	Progress Software Corp.*	665,978
16,347	Sourcefire, Inc.*	908,076
14,566	Synchronoss Technologies, Inc.*	449,652
48,221	Take-Two Interactive Software, Inc.*	721,869
14,219	Tyler Technologies, Inc.*	974,713
15,370	VASCO Data Security International, Inc.*	127,725

		8,048,661

Specialty Retail (4.7%):
9,040	Big 5 Sporting Goods Corp.	198,428
21,416	Brown Shoe Co., Inc.	461,086
14,457	Buckle, Inc. (The)^	752,053
14,125	Cato Corp.	352,560
11,805	Children’s Place Retail Stores, Inc. (The)*	646,914
19,277	Christopher & Banks Corp.*	129,927
25,851	Finish Line, Inc. (The), Class A	565,103
23,109	Francesca’s Holdings Corp.*	642,199
12,602	Genesco, Inc.*	844,207
11,378	Group 1 Automotive, Inc.	731,947
10,419	Haverty Furniture Co., Inc.	239,741
13,637	Hibbett Sports, Inc.*	756,853
14,683	Jos. A. Bank Clothiers, Inc.*	606,702
7,863	Kirkland’s, Inc.*	135,637
11,049	Lithia Motors, Inc., Class A	589,022
14,415	Lumber Liquidators Holdings, Inc.*	1,122,495
12,681	MarineMax, Inc.*	143,676
24,801	Men’s Wearhouse, Inc. (The)	938,717
15,426	Monro Muffler Brake, Inc.^	741,219
45,682	OfficeMax, Inc.	467,327
27,942	Pep Boys – Manny, Moe & Jack*	323,568
8,139	Rue21, Inc.*	338,664
29,210	Select Comfort Corp.*	732,003
18,080	Sonic Automotive, Inc., Class A	382,211
17,150	Stage Store, Inc.	403,025
14,700	Stein Mart, Inc.	200,655
15,858	Vitamin Shoppe, Inc.*	711,073
13,758	Zale Corp.*^	125,198
11,253	Zumiez, Inc.*^	323,524

		14,605,734

Textiles, Apparel & Luxury Goods (2.6%):
46,250	Crocs, Inc.*	763,125
62,943	Fifth & Pacific Cos., Inc.*	1,406,147
29,926	Iconix Brand Group, Inc.*	880,124
12,195	Maidenform Brands, Inc.*	211,339
9,349	Movado Group, Inc.	316,277

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
7,485	Oxford Industries, Inc.	$467,064
6,235	Perry Ellis International, Inc.	126,633
66,004	Quiksilver Resources, Inc.*	425,066
20,190	Skechers U.S.A., Inc., Class A*	484,762
21,581	Steven Madden, Ltd.*	1,044,089
12,714	True Religion Apparel, Inc.	402,525
26,328	Wolverine World Wide, Inc.^	1,437,771

		7,964,922

Thrifts & Mortgage Finance (0.7%):
22,530	Bank Mutual Corp.	127,069
36,651	Brookline Bancorp, Inc.	318,131
15,395	Dime Community Bancshares	235,851
49,203	Northwest Bancshares, Inc.	664,733
20,436	Oritani Financial Corp.	320,436
28,203	Provident Financial Services, Inc.	445,044
49,498	TrustCo Bank Corp.	269,269

		2,380,533

Tobacco (0.1%):
43,217	Alliance One International, Inc.*	164,225

Trading Companies & Distributors (0.5%):
22,114	Applied Industrial Technologies, Inc.	1,068,770
14,193	Kaman Corp., Class A	490,510

		1,559,280

Water Utilities (0.2%):
10,124	American States Water Co.	543,354

Wireless Telecommunication Services (0.1%):
8,058	NTELOS Holdings Corp.	132,635
11,481	USA Mobility, Inc.	155,797

		288,432

Total Common Stocks (Cost $224,025,039)		308,903,273

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc.*(a)	—

Total Right (Cost $—)		—

Securities Held as Collateral for Securities on Loan (6.3%):
$19,707,439	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	19,707,439

Total Securities Held as Collateral for Securities on Loan (Cost $19,707,439)		19,707,439

Unaffiliated Investment Company (0.5%):
1,569,600	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(c)	1,569,600

Total Unaffiliated Investment Company (Cost $1,569,600)		1,569,600

Total Investment Securities (Cost $245,302,078)(d) — 106.2%		330,180,312
Net other assets (liabilities) — (6.2)%		(19,202,805)

Net Assets — 100.0%		$310,977,507

Continued

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2013 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2013.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013, was $19,244,107.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2013. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013.

(b)	The rate represents the effective yield at June 30, 2013.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $190,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index Mini September Futures	Long	9/23/13	27	$2,631,690	$47,899

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2013

(Unaudited)

Assets:
Investment securities, at cost	$245,302,078

Investment securities, at value*	$330,180,312
Segregated cash for collateral	190,000
Interest and dividends receivable	357,572
Receivable for capital shares issued	74,766
Receivable for investments sold	549,582
Receivable for variation margin on futures contracts	540
Prepaid expenses	1,888

Total Assets	331,354,660

Liabilities:
Cash overdraft	338
Payable for investments purchased	468,013
Payable for capital shares redeemed	2,900
Payable for collateral received on loaned securities	19,707,439
Payable for variation margin on futures contracts	5,400
Manager fees payable	67,295
Administration fees payable	11,133
Distribution fees payable	64,707
Custodian fees payable	1,619
Administrative and compliance services fees payable	1,940
Trustee fees payable	6,629
Licensing fees payable	20,202
Other accrued liabilities	19,538

Total Liabilities	20,377,153

Net Assets	$310,977,507

Net Assets Consist of:
Capital	$218,735,075
Accumulated net investment income/(loss)	4,351,058
Accumulated net realized gains/(losses) from investment transactions	2,965,241
Net unrealized appreciation/(depreciation) on investments	84,926,133

Net Assets	$310,977,507

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,546,025
Net Asset Value (offering and redemption price per share)	$13.21

*	Includes securities on loan of $19,244,107

Statement of Operations

For the Six Months Ended June 30, 2013

(Unaudited)

Investment Income:
Dividends	$1,819,923
Income from securities lending	243,542

Total Investment Income	2,063,465

Expenses:
Manager fees	385,570
Administration fees	51,404
Distribution fees	370,739
Custodian fees	11,172
Administrative and compliance services fees	3,218
Trustee fees	7,904
Professional fees	10,008
Shareholder reports	12,969
Licensing fees	30,055
Other expenses	3,429

Total expenses	886,468

Net Investment Income/(Loss)	1,176,997

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,622,882
Net realized gains/(losses) on futures contracts	1,067,295
Change in net unrealized appreciation/depreciation on investments	34,038,470

Net Realized/Unrealized Gains/(Losses) on Investments	41,728,647

Change in Net Assets Resulting From Operations	$42,905,644

See accompanying notes to the financial statements.

10

Statements of Changes in Net Assets

	AZL Small Cap Stock Index Fund
	For the Six Months Ended June 30, 2013	For the Year Ended December 31, 2012
	(Unaudited)
Change in Net Assets:
Operations:
Net investment income/(loss)	$1,176,997	$3,209,231
Net realized gains/(losses) on investment transactions	7,690,177	6,600,664
Change in unrealized appreciation/depreciation on investments	34,038,470	24,399,020

Change in net assets resulting from operations	42,905,644	34,208,915

Dividends to Shareholders:
From net investment income	—	(945,400)

Change in net assets resulting from dividends to shareholders	—	(945,400)

Capital Transactions:
Proceeds from shares issued	22,370,065	46,777,765
Proceeds from dividends reinvested	—	945,400
Value of shares redeemed	(21,350,895)	(17,828,878)

Change in net assets resulting from capital transactions	1,019,170	29,894,287

Change in net assets	43,924,814	63,157,802
Net Assets:
Beginning of period	267,052,693	203,894,891

End of period	$310,977,507	$267,052,693

Accumulated net investment income/(loss)	$4,351,058	$3,174,061

Share Transactions:
Shares issued	1,778,063	4,374,605
Dividends reinvested	—	83,664
Shares redeemed	(1,676,311)	(1,670,421)

Change in shares	101,752	2,787,848

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$11.39		$9.87	$9.90	$7.94	$6.36	$9.27

Investment Activities:
Net Investment Income/(Loss)	0.05		0.13	0.05	0.07	0.04	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	1.77		1.43	(0.03)	1.94	1.54	(2.90)

Total from Investment Activities	1.82		1.56	0.02	2.01	1.58	(2.87)

Dividends to Shareholders From:
Net Investment Income	—		(0.04)	(0.05)	(0.05)	—	(0.03)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Dividends	—		(0.04)	(0.05)	(0.05)	—	(0.04)

Net Asset Value, End of Period	$13.21		$11.39	$9.87	$9.90	$7.94	$6.36

Total Return(a)	15.98	%(b)	15.82%	0.29%	25.49%	24.84%	(30.94)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$310,978		$267,053	$203,895	$199,967	$193,665	$119,265
Net Investment Income/(Loss)(c)	0.79%		1.33%	0.46%	0.62%	0.68%	1.09%
Expenses Before Reductions(c)(d)	0.60%		0.61%	0.63%	0.65%	0.67%	0.77%
Expenses Net of Reductions(c)	0.60%		0.61%	0.62%	0.58%	0.58%	0.60%
Portfolio Turnover Rate	8	%(b)	10%	21%	24%	25%	89%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of 30 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 29 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2013 are presented on the Fund’s Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $26 million for the period ended June 30, 2013.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $24,060 during the period ended June 30, 2013. These fees have been netted against “Income from securities lending” on the Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2013, the Fund did not enter into any forward currency contracts. The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

During the period ended June 30, 2013, the Fund used futures contracts to provide equity exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding was $2.6 million as of June 30, 2013. The monthly average gross notional amount for these contracts was $5.3 million for the period ended June 30, 2013.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$47,899	Payable for variation margin on futures contracts	$—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2013:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/change in unrealized appreciation/depreciation on investments	$1,067,295	$(74,639)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2014.

For the period ended June 30, 2013, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Small Cap Stock Index Fund	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2013, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2013	Expires 12/31/2014	Total
AZL Small Cap Stock Index Fund	$124,909	$30,975	$155,884

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2013, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2013, $1,944 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $139,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2013, actual Trustee compensation was $389,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks+	$308,903,273	$—	$—	$308,903,273
Right+	—	—	—	—
Securities Held as Collateral for Securities on Loan	—	19,707,439	—	19,707,439
Unaffiliated Investment Company	1,569,600	—	—	1,569,600

Total Investment Securities	310,472,873	19,707,439	—	330,180,312

Other Financial Instruments:*
Futures Contracts	47,899	—	—	47,899

Total Investments	$310,520,772	$19,707,439	$—	$330,228,211

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2013 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2013, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$28,830,433	$22,312,062

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2013 is $254,297,061. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$94,906,676
Unrealized depreciation	(19,023,425)

Net unrealized appreciation depreciation	$75,883,251

During the year ended December 31, 2012, the Fund utilized $2,008,495 in capital loss carry forwards (“CLCFs”) to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2012 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Small Cap Stock Index Fund	$945,400	$—	$945,400

(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Small Cap Stock Index Fund	$3,174,061	$4,536,871	$—	$41,625,856	$49,336,788

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net CLCFs will be determined at the end of the current tax year ending December 31, 2013.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 877-833-7113.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 877-833-7113; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0613 2/13

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Muench
Brian Muench, President

Date August 27, 2013

By (Signature and Title)*	/s/ Ty Edwards
Ty Edwards, Treasurer

Date August 27, 2013